INSTITUTIONAL FUNDS

1999 ANNUAL REPORT

FRANK RUSSELL INVESTMENT COMPANY

1999 Annual Report

EQUITY I FUND - CLASS E AND I SHARES

EQUITY II FUND - CLASS E AND I SHARES

EQUITY III FUND - CLASS E AND I SHARES

EQUITY Q FUND - CLASS E AND I SHARES

INTERNATIONAL FUND - CLASS E AND I SHARES

EMERGING MARKETS FUND - CLASS C, E, AND S SHARES

REAL ESTATE SECURITIES FUND - CLASS C, E, AND S SHARES

SHORT TERM BOND FUND - CLASS C, E, AND S SHARES

FIXED INCOME I FUND - CLASS E AND I SHARES

FIXED INCOME III FUND - CLASS E AND I SHARES

DECEMBER 31, 1999

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on ten Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                               Institutional Funds

                                  Annual Report

                                December 31, 1999

                                Table of Contents

                                                                            Page
Letter To Our Clients ....................................................    2

Equity I Fund ............................................................    3

Equity II Fund ...........................................................   19

Equity III Fund ..........................................................   39

Equity Q Fund ............................................................   51

International Fund .......................................................   65

Emerging Markets Fund ....................................................   85

Real Estate Securities Fund ..............................................  103

Short Term Bond Fund .....................................................  113

Fixed Income I Fund ......................................................  127

Fixed Income III Fund ....................................................  147

Notes to Financial Statements ............................................  168

Report of Independent Accountants ........................................  180

Tax Information ..........................................................  181

Manager, Money Managers and Service Providers ............................  182

Frank Russell Investment Company - Institutional Funds
Copyright Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Comany. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

We are pleased to present the Frank Russell Investment Company 1999 Annual Report. This report covers information on ten of the Funds and represents our eighteenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 1999, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1998 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Russell Funds and the LifePoints(R) Funds both added Class C shares during 1999, and the Russell Institutional Funds opened Class E shares for investment in May 1999. Additionally, the Tax-Managed Small Cap Fund was opened for investment in November 1999, providing a small cap alternative to the existing tax-managed Russell Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2000 and continuing to earn your support.

Sincerely,


[GRAPHIC OMITTED]                       [GRAPHIC OMITTED]
Lynn L. Anderson.                       Eric A. Russell
Chairman of the Board                   President
Frank Russell Investment Company        Frank Russell Investment Management
                                        Company

Equity I Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide income and capital growth by investing principally in equity securities.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with four separate and distinct investment styles.

    [The following was depicted as a mountain chart in the printed material.]

Dates     Equity I - Class I       Russell 10,000**    Lipper Growth & Income ++
               $10,000                 $10,000                 $10,000

1990           $ 9,436                 $ 9,684                 $ 9,551
1991           $12,382                 $12,749                 $12,300
1992           $13,600                 $13,901                 $13,322
1993           $15,067                 $15,319                 $14,816
1994           $15,184                 $21,176                 $14,816
1995           $20,641                 $15,371                 $14,684
1996           $25,610                 $26,930                 $19,151
1997           $33,681                 $34,448                 $23,123
1998           $42,132                 $43,757                 $33,691
1999           $50,128                 $52,907                 $38,552
--------------------------------------------------------------------------------

Total         $247,062                $255,136             $218,759.58
================================================================================

--------------------------------------------------------------------------------
Equity I Fund - Class I
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                     $ 11,898             18.98%
5 Years                    $ 33,014             26.96%ss.
10 Years                   $ 50,128             17.48%ss.

--------------------------------------------------------------------------------
Equity I Fund - Class E+++
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                     $ 11,881             18.81%
5 Years                    $ 32,966             26.93%ss.
10 Years                   $ 50,056             17.47%ss.

--------------------------------------------------------------------------------
Russell 1000(Registered) Index
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                     $ 12,091             20.91%
5 Years                    $ 34,421             28.05%ss.
10 Years                   $ 52,907             18.13%ss.

--------------------------------------------------------------------------------
Lipper(R) Growth & Income Funds Benchmark
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                     $ 11,375             13.75%
5 Years                    $ 26,291             21.33%ss.
10 Years                   $ 38,552             14.45%ss.


3 Equity I Fund

Equity I Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Equity I Fund Class I and Class E shares reflected total returns of 18.98% and 18.81%, respectively, as compared to the Russell 1000(R) Index results of 20.91%. The Fund trailed the Index primarily due to its underexposure to high valuation technology stocks. Performance compared more favorably with the 13.75% average return of mutual funds tracked in the Lipper(R) Growth and Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences in returns between the various market sectors. Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Unlike the previous four years, the market's advance was much broader across capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. The market was also narrower, however, by economic sector performance, which was mostly reflective of the extreme strength of technology issues. Technology, which gained 77% for the year, dominated other market sectors, as excitement over the Internet created aggressive buying. Other sectors lagged by a wide margin, as value stocks in the Russell 1000 Index trailed their growth counterparts by 26 percentage points.

The Equity I Fund fared better than the majority of its peers in the Lipper Growth and Income Funds Universe for the year. The Fund's growth managers produced very strong returns, though their growing reluctance to accept increasingly extreme valuations led them to underweight several of the market's strongest performing issues during the second half of the year. The Fund's value-oriented managers all had very frustrating years, as their valuation sensitivity led them away from the market's strongest performing issues.

Four new managers were funded, with Westpeak's assignment expanded to provide a supplementary defensive role to the Fund. The challenging market environment during the year proved difficult for the Fund, as it did for most broadly diversified investment funds. Analysis of the Fund may result in further changes in the manager line up, as well as changes to manager allocations, with the goal to improve performance consistency in extreme market environments.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999
--------------------------------------------------------------------------------

Cisco Systems, Inc.                                                      2.7%
General Electric Co.                                                     2.4
Microsoft Corp.                                                          2.2
Citigroup, Inc.                                                          1.9
EMC Corp.                                                                1.5
Home Depot, Inc. (The)                                                   1.5
Dell Computer Corp.                                                      1.5
Lucent Technologies, Inc.                                                1.4
Intel Corp.                                                              1.4
Wal-Mart Stores, Inc.                                                    1.4

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Current P/E Ratio                                                          25.2x
Portfolio Price/Book Ratio                                                 4.46x
Market Capitalization - $- Weighted Average                           104.06 Bil
Number of Holdings                                                           697

--------------------------------------------------------------------------------
Money Managers                                                     Styles
--------------------------------------------------------------------------------

Alliance Capital Management L.P.                                Growth
Barclays Global Advisors                                        Market- Oriented
Equinox Capital Management, Inc.                                Value
Jacobs Levy Equity Management, Inc.                             Market- Oriented
Lincoln Capital Management Co.                                  Growth
Marsico Capital Management, LLC                                 Growth
Peachtree Asset Management                                      Market- Oriented
Sanford C. Bernstein & Co., Inc.                                Value
Suffolk Capital Management, Inc.                                Market- Oriented
Trinity Investment Management Corp.                             Value
Westpeak Investment Advisors, LP                                Defensive
Westpeak Investment Advisors, LP                                Market- Oriented

* Equity I Fund Class I assumes initial investment on January 1, 1990.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

+++ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Equity I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Equity I Fund 4

Equity I Fund

Statement of Net Assets

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Common Stocks - 93.5%
Auto and Transportation - 3.1%
Alaska Air Group, Inc. (a)                                   4,800          169
America West Holding Corp.
  Class B (a)                                                5,740          119
Arvin Industries, Inc.                                       3,170           90
AutoZone, Inc. (a)                                           3,400          110
Borg-Warner Automotive, Inc.                                 1,400           57
Burlington Northern, Inc.                                   36,470          884
Continental Airlines, Inc. Class B (a)                      69,200        3,071
Cooper Tire & Rubber Co.                                    48,010          747
CSX Corp.                                                    9,600          301
Dana Corp.                                                  56,750        1,699
Delphi Automotive Systems Corp                              55,717          878
Delta Air Lines, Inc.                                       89,600        4,463
Eaton Corp.                                                  2,800          203
Expeditors International of
  Washington, Inc.                                           5,000          217
Ford Motor Co.                                             162,100        8,662
General Motors Corp.                                       100,300        7,291
Genuine Parts Co.                                           26,710          663
Goodyear Tire & Rubber Co.                                   7,100          200
Harley-Davidson, Inc.                                          900           58
Hertz Corp. Class A                                         18,600          932
Kansas City Southern Industries, Inc.                       12,700          948
Koninklijke Luchtvaart
  Maatschappij NV (KLM)(a)                                  64,892        1,618
Lancaster Colony Corp.                                         900           30
Lear Corp.(a)                                               70,100        2,243
Meritor Automotive, Inc.                                    18,600          360
Norfolk Southern Corp.                                      35,850          735
Northwest Airlines Corp. Class A (a)                        73,200        1,620
PACCAR, Inc.                                                13,540          599
Tower Automotive, Inc. (a)                                   5,980           92
Trinity Industries, Inc.                                     1,940           55
TRW, Inc.                                                   18,650          969
UAL Corp. (a)                                              100,950        7,830
Union Pacific Corp.                                         78,900        3,442
USFreightways Corp.                                          4,000          189
                                                                      ---------
                                                                         51,544
                                                                      ---------
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A (a)                       57,600          1,537
Alberto Culver Co. Class B                                 7,700            199
American Eagle Outfitters,
  Inc. NPV (a)                                             2,200             99
AMFM, Inc. (a)                                            35,500          2,778
Applebee's International, Inc.                             3,600            106
AT&T Corp. - Liberty Media
  Group Class A (a)                                       65,800          3,734
Avon Products, Inc.                                        3,200            106
Barnes & Noble, Inc. (a)                                  22,200            458
Bed Bath & Beyond, Inc. (a)                               30,400          1,053
Belo (A.H.) Corp. Class A                                  8,500            162
Best Buy Co. (a)                                          17,500            878
BJ's Wholesale Club, Inc. (a)                             11,300            412
Black & Decker Corp.                                      18,700            977
Brinker International, Inc. (a)                           38,000            912
Brunswick Corp.                                           36,800            819
Carnival Corp. Class A NPV                                60,400          2,888
Catalina Marketing Corp. (a)                               2,310            267
CBS Corp. (a)                                             19,700          1,260
CEC Entertainment, Inc. (a)                                3,400             96
Central Newspapers, Inc. Class A                           3,380            133
Circuit City Stores, Inc.                                  7,660            345
Claire's Stores, Inc.                                      3,800             85
Clear Channel
  Communications, Inc. (a)                                74,178          6,620
CMG Information Services, Inc. (a)                         2,200            609
Cost Plus, Inc. (a)                                        4,500            160
Costco Wholesale Corp. (a)                                68,500          6,246
Darden Restaurants, Inc.                                  58,300          1,057
Dayton Hudson Corp.                                       75,100          5,515
Deluxe Corp.                                              27,700            760
Dillard's, Inc. Class A                                   17,000            343
Disney (Walt) Co.                                        124,000          3,627
Donnelley (R.R.) & Sons Co.                               33,100            821
Eastman Kodak Co.                                         36,289          2,404
Electronic Arts, Inc. (a)                                 20,600          1,730
eToys, Inc. (a)                                              100              3
Federated Department Stores, Inc. (a)                     49,260          2,491
Fortune Brands, Inc.                                      72,000          2,381
Four Seasons Hotels, Inc.                                 33,870          1,804
Gannett Co., Inc.                                         25,500          2,080
Gap, Inc.                                                169,290          7,787
Harrah's Entertainment, Inc. (a)                          21,800            576
Hasbro, Inc.                                             132,550          2,527
Home Depot, Inc. (The)                                   364,619         24,999
Houghton Mifflin Co.                                       1,300             55
Interim Services, Inc. (a)                                 2,830             70
International Game Technology                             52,100          1,058
Interpublic Group Cos., Inc.                              23,600          1,361
Intimate Brands, Inc. Class A                              6,200            267
JC Penney & Co., Inc.                                     30,260            603
Kmart Corp. (a)                                           72,900            734
Knight-Ridder, Inc.                                       36,230          2,156
Kohl's Corp. (a)                                          47,300          3,414
Legato Systems, Inc. (a)                                     600             41
Liberty Digital, Inc. Class A (a)                          1,300             96
Limited, Inc. (The)                                        5,400            234
Lowe's Cos., Inc.                                         88,900          5,312
Manpower, Inc.                                            21,300            801


5 Equity I Fund

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Mattel, Inc.                                             137,203          1,801
May Department Stores Co.                                 29,600            955
Maytag Corp.                                               9,000            432
McDonald's Corp.                                          44,000          1,774
McGraw-Hill, Inc.                                          3,500            216
MediaOne Group, Inc. (a)                                 179,400         13,780
Metro-Goldwyn-Mayer, Inc. (a)                              9,300            219
Neiman Marcus Group, Inc. (The)
  Class A (a)                                              1,700             48
New York Times Co. Class A                                98,000          4,814
NIKE, Inc. Class B                                         6,800            337
Office Depot, Inc. (a)                                    69,550            761
Omnicom Group, Inc.                                       12,400          1,240
Pacific Sunwear of California (a)                          1,900             60
PanAmSat Corp. (a)                                         5,300            313
Payless ShoeSource, Inc. (a)                               1,500             71
Reynolds & Reynolds Co. Class A                            1,100             25
Ross Stores, Inc.                                         26,600            477
Royal Caribbean Cruises, Ltd.                             49,561          2,444
Russell Corp.                                              5,100             85
Saks, Inc. (a)                                            35,810            557
Scholastic Corp. (a)                                       1,600            100
Sears Roebuck & Co.                                       18,710            569
Shaw Industries, Inc. (a)                                 32,600            503
Starwood Hotels & Resorts
  Worldwide, Inc.                                          7,100            167
Station Casinos, Inc. (a)                                  6,200            139
Ticketmaster Online-CitySearch, Inc.
  Class B (a)                                                300             12
Tiffany & Co.                                             41,156          3,673
Time Warner, Inc.                                        151,787         10,995
Times Mirror Co. Series A                                  7,300            489
TJX Cos., Inc.                                            39,200            801
TMP Worldwide, Inc. (a)                                      700             99
Tommy Hilfiger Corp. (a)                                  70,800          1,651
Toys "R" Us, Inc. (a)                                     52,730            755
Tribune Co.                                               84,500          4,653
Tricon Global Restaurants, Inc. (a)                        8,800            340
Tupperware Corp.                                          10,500            178
UnitedGlobalCom, Inc. Class A (a)                          1,900            133
Univision Communications, Inc.
  Class A (a)                                              2,800            286
USA Networks, Inc. (a)                                    75,100          4,145
V.F. Corp.                                                29,300            879
Valassis Communications, Inc. (a)                         13,600            575
Viacom, Inc. Class B (a)                                  70,200          4,243
Viad Corp.                                                 5,100            142
Wal-Mart Stores, Inc.                                    340,638         23,547
Washington Post Co. Class B                                   56             31
Wendy's International, Inc.                                8,500            175
Whirlpool Corp.                                           26,560          1,728
Wiley (John) & Son Inc. Class A                              500              8
Young & Rubicam, Inc.                                      7,400            524
Zale Corp. (a)                                            15,910            770
                                                                      ---------
                                                                        202,765
                                                                      ---------
Consumer Staples - 5.2%
Albertson's, Inc.                                         16,400            529
Anheuser-Busch Cos., Inc.                                 64,750          4,589
Bestfoods                                                  5,700            300
Campbell Soup Co.                                         21,800            843
Church and Dwight Co., Inc.                                4,200            112
Coca-Cola Co. (The)                                      119,500          6,961
Colgate-Palmolive Co.                                     60,900          3,959
ConAgra, Inc.                                            125,620          2,834
Coors (Adolph) Co. Class B                                 2,100            110
Corn Products International, Inc.                          3,100            102
CVS Corp.                                                 92,200          3,682
Dial Corp.                                                 3,200             78
Dole Food Co., Inc.                                        3,000             49
Earthgrains Co.                                            3,080             50
General Mills, Inc.                                       15,480            554
Gillette Co. (The)                                        91,900          3,785
Hannaford Brothers Co.                                     1,000             69
Heinz (H.J.) Co.                                          16,580            660
Hormel Foods Corp.                                        28,360          1,152
IBP, Inc.                                                 51,870            934
Interstate Bakeries Corp.                                 17,600            319
Jack in the Box, Inc. (a)                                  4,770             99
Kellogg Co.                                               14,000            431
Kroger Co. (The) (a)                                     207,300          3,913
Nabisco Holdings Corp. Class A                            37,000          1,170
Pepsi Bottling Group, Inc. (The)                           4,700             78
PepsiCo, Inc.                                            292,170         10,299
Philip Morris Cos., Inc.                                 387,160          8,977
Procter & Gamble Co.                                     115,040         12,604
Quaker Oats Co.                                           32,960          2,163
R.J. Reynolds Tobacco
  Holdings, Inc. (a)                                      10,666            188
Ralston-Purina Group                                      60,100          1,675
Safeway, Inc. (a)                                         53,500          1,903
Sara Lee Corp.                                            93,400          2,061
Seagram Co., Ltd. NPV                                     36,500          1,640
SuperValu, Inc.                                           73,190          1,464
SYSCO Corp.                                               38,200          1,511
Tyson Foods, Inc. Class A                                109,920          1,786
U.S. Foodservice (a)                                      24,840            416
Unilever NV (a)                                            6,800            370
UST Corp.                                                 54,700          1,378
Walgreen Co.                                              91,300          2,670
Weis Markets, Inc.                                         1,300             56
                                                                      ---------
                                                                         88,523
                                                                      ---------


                                                                 Equity I Fund 6

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Financial Services - 15.4%
Aetna, Inc.                                                 13,700          765
AFLAC, Inc.                                                 39,400        1,859
Allmerica Financial Corp.                                    3,500          195
Allstate Corp.                                              33,600          806
AMB Property Corp. (e)                                       1,300           26
Ambac Financial Group, Inc.                                 25,600        1,336
American Express Co.                                        13,700        2,278
American Financial Group, Inc.                              23,010          607
American General Corp.                                      69,800        5,296
American International Group, Inc.                         146,430       15,833
Ameritrade Holding Corp. Class A (a)                         1,800           39
AmSouth Bancorp                                             78,375        1,514
Apartment Investment &
  Management Co. Class A (e)                                   200            8
Archstone Communities Trust (e)                              1,600           33
Arden Realty Group, Inc. (e)                                 2,500           50
Associates First Capital Corp. Class A                     187,240        5,137
Astoria Financial Corp.                                     43,320        1,319
Automatic Data Processing, Inc.                             55,300        2,979
Avalonbay Communities, Inc. (e)                              2,500           86
Bank of America Corp.                                      194,451        9,759
Bank One Corp.                                             113,000        3,623
BB&T Corp.                                                  11,700          320
Bear Stearns Co., Inc.                                       6,583          281
Block (H&R) Co., Inc.                                        7,400          324
Capital One Financial Corp.                                 67,700        3,262
CarrAmerica Realty Corp.                                     2,900           61
Charter One Financial, Inc.                                 64,506        1,234
Chase Manhattan Corp.                                      146,284       11,365
Chubb Corp. (The)                                           15,620          880
CIGNA Corp.                                                 45,280        3,648
CIT Group, Inc.                                            120,440        2,544
Citigroup, Inc.                                            582,682       32,375
CNA Financial Corp. (a)                                      5,520          215
Comerica, Inc.                                              19,900          929
Commerce Bancshares, Inc.                                   24,967          857
Concord EFS, Inc. (a)                                       55,800        1,433
Conseco, Inc.                                              330,144        5,901
Countrywide Credit Industries, Inc.                         32,230          814
Dime Bancorp, Inc.                                          76,300        1,154
Donaldson, Lufkin & Jenrette, Inc. - DLJ                       400           19
Donaldson, Lufkin & Jenrette, Inc. -
  DLJ Direct (a)                                               600            8
Dow Jones & Co., Inc.                                       11,900          809
DST Systems, Inc. (a)                                       11,300          862
Duke Realty Investments, Inc. (e)                            3,500           68
Dun & Bradstreet Corp.                                      26,610          785
E.W. Blanch Holdings, Inc.                                   2,530          155
Edwards (A.G.), Inc.                                         3,841          123
Equifax, Inc.                                                8,200          193
Equity Office Properties Trust (e)                           3,400           84
Everest Reinsurance Holdings, Inc.                          16,210          362
Fannie Mae                                                 198,962       12,423
FBR Asset Investment Corp. (e)                              31,600          442
Federal Home Loan Mortgage Corp.                           194,800        9,168
FelCor Lodging Trust, Inc. (e)                               4,000           70
Fifth Third Bancorp                                         23,600        1,730
Financial Security Assurance                                 1,710           89
  Holdings, Ltd.
FINOVA Group, Inc.                                          2,610            93
First Data Corp.                                           19,500           962
First Union Corp.                                          43,380         1,423
Fleet Financial Corp.                                     245,095         8,532
Foundation Health Systems, Inc. (a)                        43,520           433
Franklin Resources, Inc.                                   69,500         2,228
Fulton Financial Corp.                                        500             9
Gallagher (Arthur J.) & Co.                                 1,000            65
GATX Corp.                                                  1,700            57
General Growth Properties, Inc. (e)                         4,700           132
Golden State Bancorp, Inc. (a)                             49,340           851
Golden West Financial Corp.                                43,350         1,452
Goldman Sachs Group, Inc. (a)                              40,200         3,786
Greenpoint Financial Corp.                                  4,370           104
Hartford Financial Services Group,
  Inc. (The)                                               83,600         3,961
Heller Financial, Inc. Class A                              2,680            54
Hibernia Corp. Class A                                     93,700           996
Highwoods Properties, Inc.                                  9,500           221
Host Marriott Corp. (e)                                    41,584           343
Household International Corp.                               8,200           306
HRPT Properties Trust (e)                                   4,500            41
Hudson United Bancorp NPV                                   7,400           189
Huntington Bancshares, Inc.                                21,100           502
Jefferson-Pilot Corp.                                       8,050           549
KeyCorp                                                   126,480         2,798
Kimco Realty Corp. (e)                                        200             7
Knight/Trimark Group, Inc.
  Class A (a)                                                 400            18
Lehman Brothers Holdings, Inc.                             17,130         1,451
Leucadia National Corp.                                     3,600            83
Liberty Property Trust (e)                                    400            10
Lincoln National Corp.                                     53,200         2,128
Loews Corp.                                                22,620         1,373
Mack-Cali Realty Corp. (e)                                 11,400           297
Marsh & McLennan Cos., Inc.                                 7,900           756
Marshall & Ilsley Corp.                                     1,100            69
MBIA, Inc.                                                 16,040           847
MBNA Corp.                                                530,260        14,450
Meditrust Cos. (e)                                          3,900            21
MGIC Investment Corp.                                       2,400           144
MONY Group, Inc. (The)                                      3,000            88
Morgan (J.P.) & Co., Inc.                                  46,500         5,888
Morgan Stanley Dean Witter & Co.                          123,405        17,616


7 Equity I Fund

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

National City Corp.                                        81,160         1,922
New Plan Excel Realty Trust (e)                            36,000           569
North Fork Bancorp., Inc.                                  66,700         1,167
Old Kent Financial Corp.                                   10,466           370
Old Republic International Corp.                           34,740           473
Pacific Century Financial Corp.                            19,800           370
Paychex, Inc.                                              76,900         3,071
PMI Group, Inc. (The)                                      13,200           644
PNC Bank Corp.                                             58,180         2,589
Post Properties, Inc. (e)                                   1,200            46
Profit Recovery Group
  International, Inc. (The) (a)                             1,200            32
ProLogis Trust (e)                                          2,800            54
Protective Life Corp.                                       2,900            92
Providian Financial Corp.                                  23,860         2,173
Public Storage, Inc. (e)                                    3,400            77
Radian Group, Inc. (a)                                      4,200           201
Regions Financial Corp.                                    73,800         1,850
Republic of New York Corp.                                  8,100           583
Ryder System, Inc.                                         42,000         1,026
SAFECO Corp.                                               21,270           528
SEI Corp.                                                     100            12
Simon Property Group, Inc. (e)                             13,800           317
SouthTrust Corp.                                           23,110           872
Sovereign Bancorp, Inc.                                   129,300           958
Spieker Properties, Inc. (e)                                1,400            51
St. Paul Cos., Inc.                                        43,610         1,469
State Street Corp.                                         17,900         1,308
Summit Bancorp                                             23,130           708
SunGard Data Systems  (a)                                  24,100           572
SunTrust Banks, Inc.                                       21,300         1,466
TCF Financial Corp.                                        10,240           255
Torchmark Corp.                                            25,760           749
Transatlantic Holdings, Inc.                                  970            76
Travelers Property Casualty Corp.
  Class A                                                  24,550           841
Trustmark Corp.                                               500            11
U.S. Bancorp                                               30,500           726
U.S. Trust Corp.                                              900            72
UnionBanCal Corp.                                          27,680         1,092
UnumProvident Corp.                                        48,700         1,561
Vornado Realty Trust (e)                                      700            23
Wachovia Corp.                                              3,410           232
Washington Mutual, Inc.                                    86,980         2,261
Wells Fargo Co.                                            38,190         1,544
                                                                      ---------
                                                                        258,881
                                                                      ---------
Health Care - 8.2%
Abbott Laboratories                                        27,400           995
Allergan, Inc.                                             41,420         2,061
ALZA Corp. (a)                                             46,800         1,620
American Home Products Corp.                               61,400         2,421
Amgen, Inc. (a)                                            61,200         3,672
Andrx Corp. (a)                                               700            29
AstraZeneca Group PLC - ADR                                61,200         2,555
Bard (C.R.), Inc.                                          11,800           625
Bausch & Lomb, Inc.                                         2,400           164
Baxter International, Inc.                                106,900         6,715
Becton, Dickinson & Co.                                    99,200         2,654
Bergen Brunswig Corp. Class A                              37,490           312
Biogen, Inc. (a)                                            8,040           679
Bristol-Myers Squibb Co.                                  279,010        17,909
Cardinal Health, Inc.                                      68,900         3,299
Columbia/HCA Healthcare Corp.                             183,220         5,371
DENTSPLY International, Inc.                                1,500            35
Elan Corp. PLC - ADR (a)                                  124,800         3,682
Genentech, Inc. (a)                                        58,820         7,911
HEALTHSOUTH Corp. (a)                                      25,800           139
Humana, Inc. (a)                                            8,770            72
ICN Pharmaceuticals, Inc.                                  15,100           382
IVAX Corp. (a)                                             16,600           427
Johnson & Johnson                                          86,010         8,010
Lilly (Eli) & Co.                                          43,400         2,886
Mallinckrodt, Inc.                                         40,300         1,282
Manor Care, Inc. (a)                                       20,400           326
Medtronic, Inc.                                            53,600         1,953
Merck & Co., Inc.                                         138,580         9,294
Oxford Health Plans, Inc. (a)                               9,500           121
PacifiCare Health Systems, Inc. (a)                        20,800         1,102
PE Corp.                                                    1,100           132
Pfizer, Inc.                                              243,915         7,912
Pharmacia & Upjohn, Inc.                                  175,600         7,902
Priority Healthcare Corp. Class B (a)                      52,476         1,519
Schering-Plough Corp.                                     292,600        12,344
St. Jude Medical, Inc.  (a)                                10,200           313
Tenet Healthcare Corp. (a)                                 23,370           549
Trigon Healthcare, Inc. (a)                                 7,120           210
United Healthcare Corp.                                    33,790         1,795
Warner-Lambert Co.                                        203,550        16,678
                                                                      ---------
                                                                        138,057
                                                                      ---------
Integrated Oils - 3.8%
Amerada Hess Corp.                                         61,550         3,493
Ashland, Inc.                                              66,140         2,179
Atlantic Richfield Co.                                     55,800         4,827
Chevron Corp.                                              18,300         1,585
Coastal Corp.                                              80,290         2,845
Conoco, Inc. Class A                                       16,300           403
Conoco, Inc. Class B NPV                                  125,330         3,118
Enron Corp.                                                13,300           590
Exxon Mobil Corp. NPV (a)                                 261,625        21,077
Kerr-McGee Corp.                                           19,500         1,209


                                                                 Equity I Fund 8

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Lyondell Petrochemical Co.                                 19,200           245
Phillips Petroleum Co.                                     50,770         2,386
Royal Dutch Petroleum Co.                                  61,400         3,711
Texaco, Inc.                                              116,490         6,327
Unocal Corp.                                              119,800         4,021
USX-Marathon Group                                        214,700         5,300
                                                                      ---------
                                                                         63,316
                                                                      ---------

Materials and Processing - 6.4%
Air Products & Chemicals, Inc.                            126,920         4,260
Alcan Aluminum, Ltd.                                       10,600           437
Alcoa, Inc.                                                53,800         4,465
American Standard Cos., Inc.                               18,850           865
   (a)
Archer-Daniels-Midland Co.                                 70,959           865
Armstrong World Industries,
  Inc.                                                     25,300           844
Avery Dennison Corp.                                        3,500           255
B.F. Goodrich Co.                                          89,640         2,465
Ball Corp.                                                 15,700           618
Boise Cascade Corp.                                        15,940           646
Cabot Corp.                                                18,670           380
Centex Corp.                                               22,700           560
Champion International Corp.                               39,700         2,459
CK Witco Corp.                                             13,308           178
Consolidated Papers, Inc.                                  11,500           366
Cornerstone Properties, Inc.                                  400             6
Crown Cork & Seal Co., Inc.                                30,350           679
Dow Chemical Co.                                           48,910         6,536
du Pont (E.I.) de Nemours & Co.                            47,391         3,122
Eastman Chemical Co.                                       10,500           501
Ecolab, Inc.                                                2,800           110
Engelhard Corp.                                            11,700           221
Fluor Corp.                                                 5,400           248
FMC Corp. (a)                                               4,100           235
Fort James Corp.                                           17,000           465
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)                                   20,600           435
Fuller (H.B.) Co.                                           1,020            57
Georgia Gulf Corp.                                          6,700           204
Georgia-Pacific Group                                      73,440         3,727
Great Lakes Chemical Corp.                                  6,400           244
Hercules, Inc.                                             17,400           485
Illinois Tool Works, Inc.                                  52,100         3,520
IMC Global, Inc.                                           21,700           355
International Paper Co.                                   154,184         8,702
Johns Manville Corp.                                        3,800            53
Kimberly-Clark Corp.                                       56,160         3,664
Lafarge Corp.                                              15,600           431
Louisiana Pacific Corp.                                    16,700           238
Lubrizol Corp.                                             13,600           420
Masco Corp.                                                55,800         1,416
Mead Corp.                                                 16,500           717
Millennium Chemicals, Inc.                                 10,600           209
Minnesota Mining &
  Manufacturing Co.                                        26,170         2,561
Monsanto Co.                                              153,000         5,451
Nucor Corp.                                                21,630         1,186
OM Group                                                    1,950            67
Owens Corning                                              72,760         1,405
Owens-Illinois, Inc. (a)                                   29,310           735
PPG Industries, Inc.                                        2,200           138
Praxair, Inc.                                              85,060         4,280
Rouse Co. (The)                                               400             8
Scotts Co. (The) Class A (a)                                  600            24
Sealed Air Corp. New (a)                                   22,300         1,155
Sherwin-Williams Co.                                       29,700           624
Sigma Aldrich Corp.                                         3,200            96
Smurfit-Stone Container Corp. (a)                          37,930           927
Solutia, Inc.                                              25,500           394
Sonoco Products Co.                                        28,110           639
Temple-Inland, Inc.                                        22,780         1,502
Texas Industries, Inc.                                      2,260            96
Textron, Inc.                                              45,460         3,486
Tyco International, Ltd.                                  498,516        19,380
Union Carbide Corp.                                        11,200           748
USG Corp.                                                  22,400         1,056
USX-U.S. Steel Group                                       31,100         1,026
W.R. Grace & Co. (a)                                       35,900           498
Waters Corp. (a)                                            3,800           201
Westvaco Corp.                                             11,500           375
Weyerhaeuser Co.                                           22,860         1,642
Willamette Industries, Inc.                                10,400           483
                                                                      ---------
                                                                        106,846
                                                                      ---------
Miscellaneous - 0.1%
Convergys Corp. NPV (a)                                    15,700           483
ServiceMaster Co.                                          12,300           152
SFX Entertainment, Inc. (a)                                23,800           861
                                                                      ---------
                                                                          1,496
                                                                      ---------
Other Energy - 1.0%
Apache Corp.                                               82,400         3,044
Baker Hughes, Inc.                                            600            13
Burlington Resources, Inc.                                  5,150           170
Constellation Energy Group                                 53,300         1,546
El Paso Energy Corp.                                       40,380         1,567
ENSCO International, Inc.                                  24,600           563
EOG Resources, Inc.                                        16,900           297
Noble Drilling Corp.  (a)                                   9,200           301
Occidental Petroleum Corp.                                 44,780           968
Schlumberger, Ltd.                                          5,700           320
Sempra Energy                                              65,200         1,133
Sunoco, Inc.                                               20,080           472


9 Equity I Fund

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Tidewater, Inc.                                            3,700            133
Tosco Corp.                                               68,070          1,851
Transocean Sedco Forex, Inc. NPV (a)                      76,904          2,591
Ultramar Diamond Shamrock Corp.                           90,940          2,063
Varco International, Inc. (a)                              6,600             67
Weatherford International, Inc. (a)                        1,800             72
                                                                      ---------
                                                                         17,171
                                                                      ---------
Producer Durables - 6.2%
Applied Materials, Inc. (a)                              118,500         15,005
Boeing Co.                                                19,600            815
Briggs & Stratton Corp.                                   14,300            767
Caterpillar, Inc.                                         35,510          1,671
CommScope, Inc. (a)                                       14,500            585
Cordant Technologies, Inc.                                 4,100            135
CTS Corp.                                                  9,180            692
Cummins Engine Co., Inc.                                  33,620          1,624
D.R. Horton, Inc.                                          9,300            128
Deere & Co.                                               93,800          4,069
Dover Corp.                                                7,200            327
General Electric Co.                                     258,166         39,951
Honeywell International, Inc. (a)                         98,374          5,675
Ingersoll-Rand Co.                                        96,970          5,339
Johnson Controls, Inc.                                    23,300          1,325
Kaufman & Broad Home Corp.                                 7,960            193
KLA Instruments Corp. (a)                                 27,200          3,028
Lexmark International Group, Inc.
  Class A (a)                                             14,930          1,351
Litton Industries, Inc. (a)                                7,160            357
Lockheed Martin Corp.                                     33,500            733
Manitowoc Co., Inc.                                        3,000            102
Mettler-Toledo International,
  Inc. New (a)                                             3,200            122
Miller (Herman), Inc.                                     18,900            434
National Service Industries, Inc.                         11,000            324
Northrop Grumman Corp.                                    54,870          2,966
Novellus Systems, Inc. (a)                                32,600          3,994
Pall Corp.                                                 9,800            211
Parker-Hannifin Corp.                                      2,850            146
Pitney Bowes, Inc.                                         2,800            135
Pulte Corp.                                               12,180            274
Raytheon Co. Class B                                     112,996          3,001
Rockwell International Corp.                              10,000            479
Roper Industries, Inc.                                     1,900             72
Snap-On Tools Corp.                                       19,500            518
Solectron Corp. (a)                                       21,930          2,086
Tecumseh Products Co. Class A                              1,990             94
Teradyne, Inc. (a)                                        23,400          1,544
Terex Corp. (a)                                            3,700            103
Thermo Instrument Systems, Inc. (a)                        4,200             47
Thomas & Betts Corp.                                      15,810            504
United Technologies Corp.                                 53,600          3,484
                                                                      ---------
                                                                        104,410
                                                                      ---------
Technology - 22.8%
3Com Corp.  (a)                                          141,555          6,644
Adaptec, Inc. (a)                                         20,600          1,026
ADC Telecommunications, Inc. (a)                          28,200          2,045
Adobe Systems, Inc.                                       76,620          5,153
Adtran, Inc. (a)                                          31,300          1,610
Affiliated Computer Services, Inc.
  Class A (a)                                                200              9
Altera Corp. (a)                                           6,800            337
America Online, Inc. (a)                                 251,572         18,978
Analog Devices, Inc. (a)                                  33,200          3,088
Apple Computer, Inc. (a)                                  72,200          7,419
Applied Micro Circuits Corp. (a)                           3,900            495
Arrow Electronics, Inc. (a)                               14,500            368
Atmel Corp. (a)                                           22,200            656
Avnet, Inc.                                                5,400            327
AVX Corp.                                                  7,900            395
BEA Systems, Inc. (a)                                      9,400            658
BMC Software, Inc. (a)                                    83,900          6,702
Broadcom Corp. Class A (a)                                 1,600            436
CheckFree Holdings Corp. (a)                               1,000            105
CIENA Corp. (a)                                            3,400            196
Cisco Systems, Inc. (a)                                  420,084         44,975
Citrix Systems, Inc. (a)                                   3,900            479
CNET, Inc. (a)                                             1,300             74
Computer Associates
  International, Inc.                                     25,200          1,762
Computer Sciences Corp.  (a)                              14,100          1,334
Compuware Corp. (a)                                       54,300          2,019
Comverse Technology, Inc. (a)                              3,300            477
Conexant Systems, Inc. (a)                                 6,300            416
Cooper Industries, Inc.                                   30,660          1,240
Covad Communications Group,
  Inc. (a)                                                 2,000            111
Critical Path, Inc. (a)                                      200             19
Cypress Semiconductor Corp. (a)                           83,200          2,694
Dell Computer Corp. (a)                                  483,182         24,612
DoubleClick, Inc. (a)                                        900            228
E*TRADE Group, Inc. (a)                                    5,100            133
EarthLink Network, Inc. (a)                               20,700            880
eBay, Inc. (a)                                             2,600            325
Electronic Data Systems Corp.                             81,126          5,430
Electronics For Imaging, Inc. (a)                          5,500            322
EMC Corp. (a)                                            234,100         25,575
Emulex Corp. (a)                                           1,000            113
Exodus Communications, Inc. (a)                            5,100            453
Galileo International, Inc.                               27,000            808


                                                                Equity I Fund 10

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Gateway, Inc. (a)                                          1,700            123
General Dynamics Corp.                                    36,900          1,946
General Instrument Corp. (a)                              12,200          1,037
Harris Corp.                                              22,120            590
Hewlett-Packard Co.                                       17,600          2,005
Imation Corp. (a)                                          4,500            151
IMS Health, Inc.                                         115,800          3,148
InfoSpace.com, Inc. (a)                                      700            150
Ingram Micro, Inc. Class A (a)                            29,490            387
Inktomi Corp. (a)                                         16,200          1,436
Intel Corp.                                              290,578         23,900
International Business Machines Corp.                    124,720         13,470
JDS Uniphase Corp. (a)                                    43,852          7,071
Koninklijke (Royal) Philips
  Electronics NV NY Reg Share
  NPV (a)                                                 32,172          4,343
Linear Technology Corp.                                    1,000             72
LSI Logic Corp. (a)                                       69,100          4,664
Lucent Technologies, Inc.                                324,159         24,251
Lycos, Inc. (a)                                            1,900            151
Macromedia, Inc. (a)                                       1,100             80
Maxim Integrated Products, Inc. (a)                       15,700            740
Mercury Interactive Corp. (a)                                900             97
Microchip Technology, Inc. (a)                             5,800            398
Micron Technology, Inc.  (a)                              41,500          3,227
Microsoft Corp. (a)                                      321,045         37,462
MindSpring Enterprises, Inc. (a)                          35,400            929
Motorola, Inc.                                            61,160          9,006
National Semiconductor Corp. (a)                          30,800          1,319
NCR Corp. (a)                                             15,200            576
Network Appliance, Inc. (a)                                7,300            606
Network Associates, Inc. (a)                               3,800            101
Network Solutions, Inc. Class A (a)                          400             87
Nextel Communications, Inc.
  Class A (a)                                             27,800          2,865
Nortel Networks Corp.                                     22,300          2,252
Oracle Systems Corp. (a)                                  44,344          4,967
Portal Software, Inc. (a)                                    400             41
PSINET, Inc. (a)                                           1,100             68
QUALCOMM, Inc. (a)                                        78,500         13,821
Quantum Corp. DLT & Storage
  Systems (a)                                             26,100            395
Quantum Corp. Hard Disk Drive (a)                          7,700             53
RealNetworks, Inc. (a)                                     1,000            120
RF Micro Devices, Inc. (a)                                 8,300            566
Rhythms NetConnections, Inc. (a)                           1,600             50
Safeguard Scientifics, Inc. (a)                            1,000            162
Scientific-Atlanta, Inc.                                  25,100          1,396
SDL, Inc. (a)                                              1,200            262
Seagate Technology (a)                                    30,200          1,406
Siebel Systems, Inc. (a)                                   4,600            388
Sony Corp. - ADR                                           3,457            984
Sterling Commerce, Inc. (a)                                2,800             95
Sterling Software, Inc. (a)                                6,100            192
Sun Microsystems, Inc. (a)                               207,255         16,036
Symantec Corp. (a)                                         6,600            387
Synopsys, Inc. (a)                                         2,700            179
Tandy Corp.                                               12,200            600
Tech Data Corp. (a)                                        7,200            195
Tellabs, Inc. (a)                                         34,100          2,187
Texas Instruments, Inc.                                   95,987          9,299
Unisys Corp. (a)                                         140,100          4,474
USWeb Corp. (a)                                            2,400            107
Verio, Inc. (a)                                            1,800             83
VeriSign, Inc. (a)                                         4,600            879
Veritas Software Corp. (a)                                14,150          2,024
Vignette Corp. (a)                                           600             98
Vishay Intertechnology, Inc. (a)                          23,081            730
Xilinx, Inc. (a)                                          19,140            870
                                                                      ---------
                                                                        382,880
                                                                      ---------
Utilities - 9.3%
Adelphia Communications Corp. (a)                         37,700          2,472
Allegheny Energy, Inc.                                    24,830            669
Allegiance Telecom, Inc. (a)                               1,400            128
Alliant Energy Corp. (a)                                  21,400            589
Alltel Corp.                                              17,370          1,436
Ameren Corp.                                              23,460            768
American Electric Power Co., Inc.                          8,700            279
AT&T Corp.                                               209,430         10,629
Bell Atlantic Corp.                                      205,420         12,646
BellSouth Corp.                                           82,670          3,870
Calpine Corp. (a)                                          5,340            342
Central & Southwest Corp.                                 27,600            552
CenturyTel, Inc.                                          20,250            959
Cinergy Corp.                                             28,070            677
CMS Energy Corp.                                           4,330            135
Columbia Energy Group                                     28,000          1,771
Comcast Corp. Special Class A                            125,100          6,318
Comsat Corp. Series 1                                      7,069            140
Conectiv, Inc.                                            11,100            187
Consolidated Edison, Inc.                                 23,000            793
Consolidated Natural Gas Co.                                 400             26
Copper Mountain Networks, Inc. (a)                           200             10
Cox Communications, Inc. Class A (a)                      36,800          1,895
DTE Energy Co.                                            30,900            969
Duke Energy Corp.                                          9,090            456
Edison International                                      63,900          1,673
Energy East Corp.                                         31,200            649
Entergy Corp.                                             31,530            812
FirstEnergy Corp.                                         75,500          1,713


11 Equity I Fund

Equity I Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Florida Progress Corp.                                     2,700            114
FPL Group, Inc.                                            4,600            197
Global Crossing, Ltd. (a)                                  7,692            384
GPU, Inc.                                                 62,650          1,876
GTE Corp.                                                 91,360          6,447
Kansas City Power & Light Co.                              1,800             40
KeySpan Corp. (a)                                          7,210            167
MCI WorldCom, Inc. (a)                                   427,659         22,666
National Fuel Gas Co.                                      8,500            395
New Century Energies, Inc.                                16,940            515
Nokia Corp. - ADR                                        100,300         19,057
Northern States Power Co.                                 20,620            402
OGE Energy Corp.                                           1,100             21
Peco Energy Co.                                            2,600             90
PG&E Corp.                                                41,460            850
Pinnacle West Capital Corp.                               20,700            633
Potomac Electric Power Co.                                18,400            422
Powertel, Inc. (a)                                           700             70
PP&L Resources, Inc.                                      85,100          1,947
Public Service Co. of New Mexico                           6,110             99
Public Service Enterprise Group, Inc.                     66,320          2,309
Quanta Services, Inc. (a)                                  2,400             68
Questar Corp.                                             26,000            390
RCN Corp. (a)                                              9,400            455
Reliant Energy, Inc. NPV                                  27,810            636
SBC Communications, Inc.                                 264,951         12,916
Sprint Corp.                                             207,400         13,961
Sprint Corp. (PCS Group) (a)                              49,762          5,101
Telephone & Data Systems, Inc.                             5,800            731
Texas Utilities Co.                                      112,940          4,016
U.S. West, Inc. NPV                                        1,700            122
Unicom Corp.                                               6,980            234
United States Cellular Corp. (a)                             300             30
UtiliCorp United, Inc.                                     6,790            132
Vodafone Group PLC - ADR                                  97,451          4,824
Western Resources, Inc.                                   23,170            394
Western Wireless Corp. NPV
  Class A (a)                                              7,400            493
Wisconsin Energy Corp.                                    18,200            350
                                                                      ---------
                                                                        157,117
                                                                      ---------

Total Common Stocks
(cost $1,217,627)                                                     1,573,006
                                                                      ---------

Preferred Stocks - 0.1%
Sealed Air Corp.
  Series A New (conv.)                                    25,100          1,268
                                                                      ---------

Total Preferred Stocks
(cost $898)                                                               1,268
                                                                      ---------

                                                      Principal         Market
                                                       Amount            Value
                                                       (000)             (000)
                                                         $                 $
                                                      ---------        --------

Short-Term Investments - 6.6%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                     102,505         102,505
United States Treasury Bills (b)(c)(d)
  4.630% due 01/20/00                                     2,000           1,995
  4.650% due 01/20/00                                     1,000             998
  4.660% due 01/20/00                                     4,250           4,240
  4.670% due 01/20/00                                     1,500           1,496
                                                                      ---------
Total Short-Term Investments
(cost $111,234)                                                         111,234
                                                                      ---------
Total Investments - 100.2%
(identified cost $1,329,759)                                          1,685,508

Other Assets and Liabilities,
Net - (0.2%)                                                             (3,441)
                                                                      ---------
Net Assets - 100.0%                                                   1,682,067
                                                                      =========

* Each contract represents $100,000 notional value.

(a)   Nonincome-producing security.

(b)   At amortized cost, which approximates market.

(c) Held as collateral in connection with futures contracts purchased by the Fund.

(d)   Rate noted is yield-to-maturity from date of acquisition.

(e)   Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

 See accompanying notes which are an integral part of the financial statements.


                                                                Equity I Fund 12

Equity I Fund

                                                              December 31, 1999

                                                                    Unrealized
                                                     Number        Appreciation
                                                     of           (Depreciation)
                                                  Contracts*          (000)
                                                --------------    --------------

Futures Contracts

Nasdaq 100 Index
  expiration date 03/00                                  62       $        2,891

S & P 500 Index
  expiration date 03/00                                 210                2,473
                                                                  --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                             $        5,364
                                                                  ==============

 See accompanying notes which are an integral part of the financial statements.


13 Equity I Fund

Equity I Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                              December 31, 1999

Assets
Investments at market (identified cost $1,329,759) .....................          $ 1,685,508
Foreign currency holdings (identified cost $29) ........................                   23
Receivables: ...........................................................
  Dividends ............................................................                2,145
  Investments sold .....................................................                4,518
  Fund shares sold .....................................................                2,383
  Daily variation margin on futures contracts ..........................                  301
Prepaid expenses .......................................................                    5
                                                                                  -----------
     Total assets ......................................................            1,694,883

Liabilities
Payables:
  Investments purchased ...................................... $     6,188
  Fund shares redeemed .......................................       6,292
  Accrued fees to affiliates .................................         174
  Other accrued expenses .....................................         162
                                                               -----------
     Total liabilities .................................................               12,816
                                                                                  -----------
Net Assets .............................................................          $ 1,682,067
                                                                                  ===========
Net Assets Consist of:
Accumulated net realized gain (loss) ...................................          $   141,842
Unrealized appreciation (depreciation) on:
  Investments ..........................................................              355,749
  Futures contracts ....................................................                5,364
  Foreign currency-related transactions ................................                   (6)
Shares of beneficial interest ..........................................                  449
Additional paid-in capital .............................................            1,178,669
                                                                                  -----------
Net Assets .............................................................          $ 1,682,067
                                                                                  ===========
Net Asset Value, offering and redemption price per share:
  Class E ($49,283,899 divided by 1,314,052 shares of $.01 par value
    shares of beneficial interest outstanding) .........................          $     37.51
                                                                                  ===========
  Class I ($1,632,783,429 divided by 43,584,183 shares of $.01 par value
    shares of beneficial interest outstanding) .........................          $     37.46
                                                                                  ===========

 See accompanying notes which are an integral part of the financial statements.


                                                                Equity I Fund 14

Equity I Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
   Dividends .......................................................  $  17,335
   Dividends from Money Market Fund ................................      3,418
   Interest ........................................................        401
                                                                      ---------
     Total investment income .......................................     21,154

Expenses
   Advisory fees .......................................   $   8,157
   Administrative fees .................................         748
   Custodian fees ......................................         620
   Transfer agent fees .................................         497
   Professional fees ...................................          40
   Registration fees ...................................         114
   Shareholder servicing fees - Class E ................          60
   Trustees' fees ......................................           5
   Miscellaneous .......................................         116
                                                           ---------
     Total expenses ................................................     10,357
                                                                      ---------
Net investment income ..............................................     10,797
                                                                      ---------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................     253,148
   Futures contracts ...................................      11,105
   Foreign currency-related transactions ...............          (1)   264,252
                                                           ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................      (9,387)
   Futures contracts ...................................       3,606
   Foreign currency-related transactions ...............          (3)    (5,784)
                                                           ---------  ---------
Net realized and unrealized gain (loss) ................                258,468
                                                                      ---------
Net increase (decrease) in net assets from operations ..              $ 269,265
                                                                      =========

 See accompanying notes which are an integral part of the financial statements.


15 Equity I Fund

Equity I Fund

Statement of Changes in Net Assets


Amounts in thousands                                               Years Ended December 31,

                                                                      1999           1998
                                                                  -----------    -----------
Increase (Decrease) in Net Assets

Operations
  Net investment income .......................................   $    10,797    $    10,430
  Net realized gain (loss) ....................................       264,252        122,357
  Net change in unrealized appreciation (depreciation) ........        (5,784)       155,425
                                                                  -----------    -----------
    Net increase (decrease) in net assets from operations .....       269,265        288,212
                                                                  -----------    -----------
Distributions
  From net investment income
    Class E ...................................................          (121)            --
    Class I ...................................................       (11,264)       (10,494)
  From net realized gain
    Class E ...................................................        (4,447)            --
    Class I ...................................................      (154,221)       (92,776)
                                                                  -----------    -----------
      Net decrease in net assets from distributions ...........      (170,053)      (103,270)
                                                                  -----------    -----------
Share Transactions
  Net increase (decrease) in net assets from share transactions       201,151         60,389
                                                                  -----------    -----------
Total net increase (decrease) in net assets ...................       300,363        245,331

Net Assets
  Beginning of period .........................................     1,381,704      1,136,373
                                                                  -----------    -----------
  End of period ...............................................   $ 1,682,067    $ 1,381,704
                                                                  ===========    ===========

 See accompanying notes which are an integral part of the financial statements.


                                                                Equity I Fund 16

Equity I Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                           1999*
                                                                     ----------

Net Asset Value, Beginning of Period .......................         $    38.01
                                                                     ----------

Income From Operations
  Net investment income (a) ................................                .13
  Net realized and unrealized gain (loss) ..................               3.11
                                                                     ----------
    Total income from operations ...........................               3.24
                                                                     ----------
Distributions
  From net investment income ...............................               (.12)
  From net realized gain ...................................              (3.62)
                                                                     ----------

    Total distributions ....................................              (3.74)
                                                                     ----------

Net Asset Value, End of Period .............................         $    37.51
                                                                     ==========
Total Return (%)(b) ........................................               8.97

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .................             49,284

  Ratios to average net assets (%)(c):
    Operating expenses .....................................                .95
    Net investment income ..................................                .57

  Portfolio turnover rate (%) ..............................             111.56


*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


17 Equity I Fund

Equity I Fund


Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        -----------      -----------       ----------     ----------    -----------
Net Asset Value, Beginning of Period ................   $     35.17      $     30.51       $    30.34     $    28.00    $     23.32
                                                        -----------      -----------       ----------     ----------    -----------
Income From Operations
  Net investment income (a) .........................           .27              .27              .34            .42            .52
  Net realized and unrealized gain (loss)............          6.18             7.10             8.89           5.96           7.71
                                                        -----------      -----------       ----------     ----------    -----------
    Total income from operations ....................          6.45             7.37             9.23           6.38           8.23
                                                        -----------      -----------       ----------     ----------    -----------
Distributions
  From net investment income ........................          (.28)            (.27)            (.34)          (.42)          (.52)
  From net realized gain ............................         (3.88)           (2.44)           (8.72)         (3.62)         (3.03)
                                                        -----------      -----------       ----------     ----------    -----------
    Total distributions .............................         (4.16)           (2.71)           (9.06)         (4.04)         (3.55)
                                                        -----------      -----------       ----------     ----------    -----------
Net Asset Value, End of Period ......................   $     37.46      $     35.17       $    30.51     $    30.34   $      28.00
                                                        ===========      ===========       ==========     ==========   ============

Total Return (%)(b) .................................         18.98            25.10            32.02          23.58          35.94

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...........     1,632,783        1,381,704        1,136,373        961,953        751,497

  Ratios to average net assets (%)(b):
    Operating expenses ..............................           .69              .70              .70            .71            .59
    Net investment income ...........................           .72              .82              .96           1.38           1.91

  Portfolio turnover rate (%) .......................        111.56           100.68           110.75          99.51          92.04

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                                Equity I Fund 18

Equity II Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Equity I Fund.

Invests in: Primarily small capitalization and "emerging growth-type" US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of seven small capitalization stock fund managers with three separate and distinct investment styles.

    [THE FOLLOWING WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Dates    Equity II - Class I   Russell 2500(TM)   Lipper Small Co.(R) Growth++
               $10,000              $10,000                 $10,000
1990             8,524               $8,512                  $6,962
1991           $12,138              $12,487                 $13,688
1992           $13,754              $14,508                 $15,238
1993           $16,050              $16,908                 $17,777
1994           $15,639              $16,729                 $17,694
1995           $20,114              $22,033                 $23,020
1996           $23,838              $26,226                 $27,570
1997           $30,687              $32,014                 $33,287
1998           $30,884              $32,739                 $33,076
1999           $37,865              $40,645                 $43,886
--------------------------------------------------------------------------------
Total         $219,486             $233,402                $243,997
================================================================================

--------------------------------------------------------------------------------
Equity II Fund - Class I
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                    $  12,260               22.60%
5 Years                   $  24,222               19.34%ss.
10 Years                  $  37,865               14.23%ss.

--------------------------------------------------------------------------------
Equity II Fund - Class E +++
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                    $  12,241               22.41%
5 Years                   $  24,184               19.30%ss.
10 Years                  $  37,806               14.21%ss.

--------------------------------------------------------------------------------
Russell 2500(TM) Index
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                    $  12,415               24.15%
5 Years                   $  24,296               19.43%ss.
10 Years                  $  40,645               15.05%ss.

--------------------------------------------------------------------------------
Lipper(R) Small Co. Growth Funds Benchmark
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                    $  13,268               32.68%
5 Years                   $  24,943               20.06%ss.
10 Years                  $  43,885               15.94%ss.


19 Equity II Fund

Equity II Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Equity II Fund Class I and Class E shares reflected total returns of 22.60% and 22.41%, respectively, as compared to the Russell 2500(TM) Index, which gained 24.15%. The Fund's performance lagged the 32.68% gain of other small cap funds tracked by Lipper(R) Analytical Services. The Fund's results reflect strong returns from its growth managers, but also disappointing results from its market-oriented and value managers, as the more valuation-sensitive approaches struggled in an extremely hostile environment for small cap value stocks.

Portfolio Highlights

Small capitalization stocks caught up with large cap issues at year end 1999. The Russell 2000(R) Index gained 18.45% in the fourth quarter to bring its annual gain to 21.26%, versus the Russell 1000(R) Index gain of 20.91%. Similar to its large cap counterparts, the performance of small cap stocks was dominated by technology shares, with small cap technology issues up more than 100% for the year. Disappointing security selection results accounted for the Fund's margin of underperformance. However, its underlying cause was tied much more to the disparities in returns being driven by valuation. As managers grew increasingly concerned about overvaluation, their decisions to rotate to more attractively valued alternatives led to significant underexposure to the strongest performing issues, generally the stocks of Internet companies. A consequent tactical value bias in the portfolio had a severe impact on performance results, as price momentum dominated the market.

Fund management grappled with performance trends during the period, notably late in the year, as managers increasingly moved away from stocks on valuation concerns. Efforts to fortify the Fund's growth exposure proved disappointing as the Fund's growth manager was unable to rationalize share prices on some of the market's hottest issues-which continued to post strong gains nonetheless. Complicating matters further was a scarce supply of investment manager alternatives or additions in the growth category, as market conditions led many investment management firms to close to new assets. Analysis of the Fund's structure may result in some changes in the manager line up and to manager allocations, with an objective of improving performance consistency in extreme market environments.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999
--------------------------------------------------------------------------------

MedImmune, Inc.                                                          0.8%
Tiffany & Co.                                                            0.8
Macromedia, Inc.                                                         0.7
BJ Services Co.                                                          0.7
VeriSign, Inc.                                                           0.6
Business Objects SA - ADR                                                0.6
Calpine Corp.                                                            0.6
LSI Logic Corp.                                                          0.6
Alkermes, Inc.                                                           0.6
Go2Net, Inc.                                                             0.5

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Current P/E Ratio                                                          18.3x
Portfolio Price/Book Ratio                                                 2.94x
Market Capitalization - $- Weighted Average                             3.22 Bil
Number of Holdings                                                           942

--------------------------------------------------------------------------------
Money Managers                                                     Styles
--------------------------------------------------------------------------------

Delphi Management, Inc.                                         Value
Fiduciary International, Inc.                                   Growth
GlobeFlex Capital, L.P.                                         Market-Oriented
Jacobs Levy Equity Management, Inc.                             Value
Sirach Capital Management, Inc.                                 Growth
Wellington Management Company LLP                               Market-Oriented
Westpeak Investment Advisors, L.P.                              Market-Oriented

* Equity II Fund Class I assumes initial investment on January 1, 1990. ** Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this Index has a market capitalization of about $2.0 billion. The Russell 2500 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

+++ Lipper(R) Small Co. Growth Funds Benchmark is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Equity II Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                               Equity II Fund 20

Equity II Fund

Statement of Net Assets

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Common Stocks - 92.5%
Auto and Transportation - 3.8%
ABC Rail Products Corp. (a)                                 12,900           106
AirTran Holdings, Inc. (a)                                   7,500            33
Alaska Air Group, Inc. (a)                                  37,400         1,314
Alexander & Baldwin, Inc.                                    5,000           113
America West Holding Corp.
  Class B (a)                                               54,300         1,127
American Freightways Corp. (a)                              16,900           274
Arvin Industries, Inc.                                      12,300           349
AutoZone, Inc. (a)                                          39,000         1,260
Avis Rent A Car, Inc. (a)                                   87,600         2,238
Borg-Warner Automotive, Inc.                                 5,400           219
C.H. Robinson Worldwide, Inc.                                9,500           378
Carey International, Inc. (a)                                7,500           183
Carlisle Cos., Inc.                                          8,000           288
CNF Transportation, Inc.                                    28,300           976
Coachmen Industries, Inc.                                   50,800           768
Cooper Tire & Rubber Co.                                    11,100           173
Dollar Thrifty Automotive
  Group, Inc. (a)                                           50,400         1,206
Expeditors International of
  Washington, Inc.                                          24,800         1,075
Fleetwood Enterprises, Inc.                                 17,200           355
FRP Properties, Inc. (a)                                     6,400           154
Hertz Corp. Class A                                          4,100           206
Lancaster Colony Corp.                                      28,400           941
Landair Corp. (a)                                           32,000           160
Landstar Systems, Inc. (a)                                  14,700           612
Lear Corp. (a)                                              27,900           893
M.S. Carriers, Inc. (a)                                      1,300            31
Midwest Express Holdings, Inc. (a)                           6,700           214
Monro Muffler Brake, Inc. (a)                               20,200           152
Navistar International Corp. (a)                            39,400         1,867
Newport News Shipbuilding, Inc.                              6,200           171
Offshore Logistics, Inc. (a)                                45,900           427
Pittston Burlington Group                                    6,700            71
Polaris Industries, Inc.                                    36,600         1,327
Roadway Express, Inc.                                        3,000            64
Rollins Truck Leasing Corp.                                 14,400           172
Skywest, Inc.                                               69,000         1,932
Superior Industries International, Inc                       7,900           212
Tower Automotive, Inc. (a)                                  69,700         1,076
Transport Corp. of America (a)                              12,000           144
Trinity Industries, Inc.                                    72,200         2,052
UAL Corp. (a)                                                9,200           714
USA Truck, Inc. (a)                                         15,000           116
USFreightways Corp.                                         76,850         3,640
Wynn's International, Inc.                                  12,000           170
Yellow Corp. (a)                                             9,500           160
                                                                       ---------
                                                                          30,113
                                                                       ---------
Consumer Discretionary - 15.6%
Aaron Rents, Inc.                                            8,300           147
Abercrombie & Fitch Co. Class A (a)                         65,800         1,756
ABM Industries, Inc.                                         4,400            90
Activision, Inc. (a)                                        27,900           427
Ambassadors International,
   Inc. (a)                                                 14,000           153
AMERCO (a)                                                   7,400           184
American Eagle
  Outfitters, Inc. NPV (a)                                  59,300         2,668
American Greetings Corp. Class A                            67,000         1,583
Ames Department Stores, Inc. (a)                             7,900           227
AMFM, Inc. (a)                                              30,000         2,348
Anchor Gaming (a)                                            3,800           164
AnnTaylor Stores Corp. (a)                                  75,650         2,605
Applebee's International, Inc.                              21,100           621
Argosy Gaming Co. (a)                                      103,400         1,609
Aztar Corp.  (a)                                           125,300         1,363
Barnes & Noble, Inc. (a)                                    25,300           522
Barra, Inc. (a)                                             19,300           618
BHC Communications, Inc. Class A                             2,500           400
BJ's Wholesale Club, Inc. (a)                                4,800           175
BOLDER Technologies Corp. (a)                               14,000           179
Bowne & Co., Inc.                                            7,300            99
Brinker International, Inc. (a)                              8,800           211
Bristol Hotels & Resorts, Inc. (a)                          32,000           162
Brown Shoe Co., Inc                                          6,100            86
Brunswick Corp.                                             40,200           894
Catalina Marketing Corp. (a)                                 1,600           185
Cato Corp. Class A                                           3,300            41
Cavanaughs Hospitality Corp. (a)                            20,000           165
CDI Corp. (a)                                                5,900           142
CEC Entertainment, Inc. (a)                                 91,725         2,602
Central Newspapers, Inc. Class A                            82,200         3,236
Charming Shoppes, Inc. (a)                                  28,600           188
Children's Comprehensive
  Services, Inc. (a)                                        19,000           109
Choice Hotels International, Inc. (a)                        4,000            69
Chris Craft Industries, Inc. (a)                            12,463           899
Claire's Stores, Inc.                                       64,900         1,452
Cole National Corp. Class A (a)                             25,000           125
Cornell Corrections, Inc. (a)                               17,300           145
Cox Radio, Inc. Class A (a)                                    800            80
Cyberian Outpost, Inc. (a)                                  10,100           100
Daisytek International Corp. (a)                             7,400           173
Dan River, Inc. Class A (a)                                 25,300           130
Darden Restaurants, Inc.                                     8,000           145
David's Bridal, Inc. (a)                                    18,600           205
Deluxe Corp.                                                29,400           807
DeVry, Inc. (a)                                             64,700         1,204
Diamond Technology
  Partners, Inc. (a)                                        21,100         1,817


21 Equity II Fund

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

EduTrek International, Inc.
  Class A (a)                                              100,000           100
Electronics Boutique
  Holdings Corp. (a)                                         6,000           108
Emmis Broadcasting Corp.
  Class A (a)                                               20,000         2,492
Entercom Communications Corp. (a)                           29,000         1,914
Ethan Allen Interiors, Inc.                                  8,250           265
Extended Stay America, Inc. (a)                             15,800           120
Family Dollar Stores, Inc.                                  58,900           961
Federated Department Stores, Inc. (a)                       20,000         1,011
Footstar, Inc. (a)                                           3,000            92
Fossil, Inc. (a)                                            73,250         1,694
Franklin Covey Co. (a)                                       4,300            32
Funco, Inc. (a)                                              7,000            77
Furniture Brands International, Inc. (a)                    67,700         1,489
G & K Services, Inc. Class A                                25,000           802
Genesco, Inc. (a)                                           73,400           954
Gray Communications
  Systems, Inc. NPV                                          5,800           103
Grey Advertising, Inc.                                       4,770         1,894
GTECH Holdings Corp. (a)                                    19,700           433
Guitar Center, Inc. (a)                                     18,700           186
Handleman Co. (a)                                           93,000         1,244
Harland (John H.) Co.                                       44,300           811
Harte Hanks Communications                                  48,500         1,055
Haverty Furniture Co., Inc.                                 10,400           131
Hearst-Argyle Television, Inc. (a)                          41,800         1,113
Hispanic Broadcasting Corp. (a)                             13,200         1,214
Hollywood Park, Inc. (a)                                    86,700         1,945
Houghton Mifflin Co.                                        12,300           519
IHOP Corp. (a)                                               2,120            35
Ikon Office Solutions, Inc.                                 31,300           213
Interim Services, Inc. (a)                                  52,900         1,309
Iron Mountain, Inc. (a)                                      4,000           157
ITT Educational Services, Inc. (a)                           9,900           153
Jones Apparel Group, Inc. (a)                                4,600           125
Kellwood Co.                                                 7,800           152
Knight-Ridder, Inc.                                         26,000         1,547
La-Z-Boy Inc.                                               11,200           188
Lamar Advertising Co. Class A (a)                           33,000         1,992
Learning Tree International, Inc. (a)                       14,600           405
Lee Enterprises, Inc.                                       39,500         1,262
Legato Systems, Inc. (a)                                    17,200         1,183
Linens 'N Things, Inc. (a)                                   6,600           196
Lithia Motors, Inc., Class A (a)                             4,500            80
Mail-Well, Inc. (a)                                          7,100            96
Mandalay Resort Group (a)                                   64,910         1,306
Manpower, Inc.                                              29,300         1,102
Maxim Group, Inc. (a)                                       26,300           141
McClatchy Co. Class A                                       51,500         2,226
McGraw-Hill, Inc.                                           24,000         1,479
Media General, Inc. Class A                                  5,400           281
MeriStar Hotels & Resorts, Inc. (a)                         50,000           178
MGM Grand, Inc. (a)                                         11,000           553
Michaels Stores, Inc. (a)                                   11,700           330
Modem Media Poppe Tyson, Inc. (a)                           25,900         1,826
Movado Group, Inc.                                           2,400            52
O'Charleys, Inc. (a)                                        12,100           156
On Assignment, Inc. (a)                                     45,200         1,339
Oshkosh B' Gosh, Inc. Class A                                8,000           156
Pacific Sunwear of California (a)                           97,500         3,102
Packaged Ice, Inc. (a)                                      26,000            85
Park Place Entertainment Corp. (a)                          93,300         1,166
Payless ShoeSource, Inc. (a)                                18,300           860
Penton Media, Inc.                                          55,761         1,338
Petco Animal Supplies, Inc. (a)                             23,000           334
Phillips-Van Heusen Corp.                                    6,700            56
Pierce Leahy Corp. (a)                                       4,100           177
Polo Ralph Lauren Corp.
  Class A (a)                                                51,300          875
Pomeroy Computer Resources, Inc. (a)                         10,000          130
Pre-Paid Legal Services, Inc. (a)                            36,000          864
Quicksilver, Inc. (a)                                        59,500          922
R.H. Donnelley Corp. (a)                                      9,400          177
RARE Hospitality International, Inc. NPV (a)                  3,600           78
RCM Technologies, Inc. (a)                                   10,000          169
RDO Equipment Co. Class A (a)                                22,000          129
Regis Corp.                                                  32,900          617
RemedyTemp, Inc. Class A (a)                                  7,300          128
Rent-Way, Inc. (a)                                           37,010          692
Reynolds & Reynolds Co. Class A                              53,500        1,204
Ross Stores, Inc.                                           121,300        2,176
Rural/Metro Corp. (a)                                        20,000           86
Ryan's Family Steak Houses, Inc. (a)                        115,900          982
S1 Corp. (a)                                                  9,700          755
Saga Communications Class A (a)                               9,765          198
Salton, Inc. (a)                                             49,050        1,640
Scholastic Corp. (a)                                          6,000          373
Schultz Sav-o Stores, Inc.                                   61,750          745
SCP Pool Corp. (a)                                            9,000          233
Scripps (E.W.) Co. Class A                                   29,000        1,300
Sport Supply Group, Inc. (a)                                 26,000          179
Springs Industries, Inc.                                     17,200          687
Stage Stores, Inc. (a)                                       50,000          116
Station Casinos, Inc. (a)                                    25,300          568
Steinway Musical Instruments, Inc. (a)                        7,400          150
Sturm, Ruger & Co., Inc.                                      7,500           67
Talbots, Inc.                                                21,600          964
TETRA Technologies, Inc. (a)                                 56,500          869


Equity II fund 22

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Tiffany & Co.                                                69,150        6,172
Timberland Co. Class A (a)                                    3,200          169
Tommy Hilfiger Corp. (a)                                     39,500          921
Toro Co.                                                     33,800        1,261
Tupperware Corp.                                             30,800          522
United Stationers, Inc. (a)                                   6,900          197
United Television, Inc.                                      11,000        1,491
USinternetworking, Inc. (a)                                  33,825        2,359
Valassis Communications, Inc. (a)                            30,000        1,268
Value City Department Stores, Inc. (a)                        5,800           88
Venator Group, Inc. (a)                                      96,600          676
Warnaco Group, Inc. Class A                                  13,600          167
Washington Post Co. Class B                                   3,700        2,057
West Marine, Inc. (a)                                        19,700          164
Wilsons The Leather Experts, Inc. (a)                        11,000          202
WMS Industries, Inc. (a)                                    108,800        1,428
Zale Corp. (a)                                               35,200        1,703
                                                                       ---------
                                                                         122,323
                                                                       ---------
Consumer Staples - 1.8%
Alberto-Culver Co. Class A                                 47,000          1,022
Block Drug Co., Inc. Class A                               19,539            601
Canandaigua Brands Inc. Class A (a)                         9,500            485
Coca-Cola Bottling Co. Consolidated                        19,200            900
Corn Products International, Inc.                          15,200            498
Dean Foods Co.                                                500             20
Earthgrains Co.                                            25,500            411
Fleming Cos., Inc.                                         10,700            110
IBP, Inc.                                                 138,200          2,487
International Home
  Foods, Inc. (a)                                          16,600            288
Interstate Bakeries Corp.                                  27,800            504
Michael Foods, Inc.                                         4,800            118
Nature's Sunshine Products, Inc.                           22,000            176
Pepsi Bottling Group, Inc. (The)                           43,900            727
Performance Food Group Co. (a)                              4,800            116
Ralcorp Holdings, Inc. (a)                                 14,700            293
Robert Mondavi Corp. Class A (a)                            4,600            160
Ruddick Corp.                                               6,900            107
Schweitzer-Mauduit
  International, Inc.                                      19,400            261
Smithfield Foods, Inc. (a)                                 10,200            245
Standard Commercial Corp.                                  23,000             82
Suiza Foods Corp. (a)                                      18,100            717
SuperValu, Inc.                                            68,100          1,361
Tootsie Roll Industries, Inc.                              29,810            982
U.S. Foodservice (a)                                       50,200            841
Universal Corp.                                            12,300            281
Universal Foods Corp.                                      18,300            373
                                                                       ---------
                                                                          14,166
                                                                       ---------
Financial Services - 12.2%
ACE, Ltd.                                                   70,500         1,176
Advanta Corp. Class A                                       25,700           467
Allmerica Financial Corp.                                   11,000           612
American Financial Group, Inc.                               8,200           216
American Financial Holdings, Inc. (a)                       12,000           151
American National Insurance Co.                              1,100            70
AmeriCredit Corp. (a)                                       10,800           200
AmerUs Life Holdings, Inc.                                   2,700            62
Amplicon, Inc.                                              23,900           260
Andover Bancorp, Inc.                                        6,600           182
Astoria Financial Corp.                                     81,200         2,472
BancFirst Corp.                                              3,400           115
BancWest Corp.                                              17,400           339
Bank United Corp. Class A                                   22,000           594
BankAtlantic Bancorp, Inc. Class A                          60,296           249
Bay View Capital Corp.                                      41,700           592
Bear Stearns Cos., Inc.                                     32,799         1,402
BISYS Group, Inc. (a)                                       56,300         3,667
BOK Financial Corp. (a)                                      8,858           179
Brookline Bancorp., Inc.                                     3,200            31
BSB Bancorp, Inc.                                            7,400           142
Capitol Federal Financial                                   11,300           110
Capstead Mortgage Corp.                                     30,100           126
Centura Banks, Inc.                                          4,600           203
Charter One Financial, Inc.                                 45,937           879
Citizens Banking Corp.                                       1,500            33
City National Corp.                                         38,300         1,262
Clark/Bardes Holdings, Inc. (a)                              8,600           124
CNA Surety Corp.                                             5,000            65
Cohoes Bancorp, Inc.                                        12,000           120
Colonial BancGroup, Inc.                                    87,000           903
Commerce Bancorp, Inc.                                       6,300           255
Commerce Bancshares, Inc.                                   10,468           359
Commerce Group, Inc.                                         3,000            78
Commonwealth Bancorp, Inc.                                   3,400            57
Community Bank System, Inc.                                 40,500           937
Compass Bancshares, Inc.                                     3,750            84
CompuCredit Corporation NPV (a)                              1,700            65
Concord EFS, Inc. (a)                                       65,800         1,690
Conning Corp.                                               18,000           151
CORT Business Services Corp. (a)                             4,900            85
Creditrust Corp. (a)                                         4,000            31
Cullen Frost Bankers, Inc.                                  27,000           695
Data Transmission Network Corp. (a)                          6,000           102
Delphi Financial Group, Inc. (a)                            13,240           397
Delta Financial Corp. (a)                                   34,500           142
Dime Bancorp, Inc.                                          33,100           501
Dime Community Bancorp, Inc.                                 3,500            65
Donaldson, Lufkin & Jenrette, Inc.                          32,400         1,567
Donegal Group, Inc.                                         25,000           158


23 Equity II Fund

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Doral Financial Corp.                                       36,200           443
Downey Financial Corp.                                      15,300           309
DST Systems, Inc. (a)                                       49,400         3,770
Duke-Weeks Realty Investments,
  Inc. (b)                                                  42,000           819
E.W. Blanch Holdings, Inc.                                   8,800           539
East West Bancorp, Inc.                                      4,500            50
Edwards (A.G.), Inc.                                        37,300         1,196
Enhance Financial Services
  Group, Inc.                                                9,500           154
Everest Reinsurance Holdings, Inc.                          29,200           652
Farm Family Holdings, Inc. (a)                               2,400           101
FBL Financial Group, Inc. Class A                            6,500           130
Financial Security Assurance
  Holdings, Ltd.                                             5,030           262
First American Financial Corp.                              31,500           392
First Commonwealth Financial Corp.                           2,600            31
First Essex Bancorp, Inc.                                    8,000           114
First Indiana Corp.                                          7,000           152
First Republic Bank (a)                                      8,700           204
First Tennessee National Corp.                              50,700         1,445
First Washington Bancorp, Inc.                               2,530            37
FirstFed Financial Corp.  (a)                                9,800           138
FirstMerit Corp.                                             1,800            42
Flagstar Bancorp, Inc.                                       6,300           108
Freedom Securities Corp.                                     9,000           101
Fremont General Corp.                                       27,800           205
GA Financial, Inc.                                           8,300           110
Golden State Bancorp, Inc. (a)                              17,600           304
Greater Bay Bancorp NPV                                      3,400           145
Greenpoint Financial Corp.                                  50,400         1,200
Hamilton Bancorp, Inc. (a)                                   5,400            95
Heller Financial, Inc. Class A                              35,341           709
Hibernia Corp. Class A                                      33,500           356
Home Port Bancorp, Inc.                                      6,000           155
Hudson River Bancorp, Inc.                                  12,000           120
Humphrey Hospitality Trust, Inc. (b)                        21,000           159
Imperial Bancorp (a)                                        17,600           425
Independence Community Bank Corp.                           14,400           179
Insurance Management Solutions
  Group, Inc. (a)                                           50,000           125
Intercontinental Life Corp. (a)                             15,000           139
Investors Financial Services Corp.                          52,800         2,422
IPC Holdings, Ltd.                                          55,500           826
Itla Cap Corp. (a)                                          12,000           149
Jack Henry & Assocociates, Inc.                             20,500         1,079
Jefferies Group, Inc.                                       46,300         1,019
JSB Financial, Inc.                                          2,500           130
Keystone Financial, Inc.                                     9,300           196
Klamath First Bancorp, Inc.                                 12,000           143
Legg Mason, Inc.                                            61,900         2,244
Lehman Brothers Holdings, Inc.                              23,500         1,990
Leucadia National Corp.                                       9,900          229
Liberty Financial Cos., Inc.                                  5,700          131
LINC Capital, Inc. (a)                                       20,000           85
MAF Bancorp, Inc.                                             2,400           50
Markel Corp. (a)                                              6,500        1,008
Medical Assurance, Inc. (a)                                   2,800           59
Mercantile Bankshares Corp.                                  18,800          600
Mercury General Corp.                                        10,000          223
Metris Companies, Inc.                                       16,150          576
MGIC Investment Corp.                                        33,000        1,986
Mississippi Valley Bancshares, Inc.                           6,700          180
MONY Group, Inc. (The)                                       11,300          330
National City Bancorporation                                  9,300          156
National Commerce Bancorp                                    80,600        1,829
National Data Corp.                                           9,500          322
Nationwide Financial Services, Inc.
  Class A                                                    34,000          950
NCO Group, Inc. NPV (a)                                      40,800        1,216
Northrim Bank                                                11,000          107
OceanFirst Financial Corp.                                    4,600           80
Old National Bancorp                                          6,075          197
Old Republic International Corp.                             49,600          676
One Valley Bancorp of West
  Virginia, Inc.                                              3,500          107
Pacific Century Financial Corp.                              44,000          822
Pacific Gulf Properties, Inc. (b)                             7,000          142
Pan Pacific Retail Properties, Inc. (b)                       7,000          114
Paychex, Inc.                                                50,000        1,997
Penn Treaty American Corp. (a)                               16,500          260
Pennsylvania Real Estate
  Investment Trust (b)                                        8,000          117
Peoples Bank                                                  4,000           84
Peoples Heritage Financial Group                             68,224        1,023
PFF Bancorp, Inc. (a)                                         3,100           60
Pinnacle Holdings, Inc. (a)(b)                                6,000          256
PMI Group, Inc. (The)                                        53,950        2,633
Price (T. Rowe) & Associates, Inc.                           41,100        1,513
Profit Recovery Group
  International, Inc. (The)(a)                               40,000        1,060
Protective Life Corp.                                        28,100          894
Provident Bankshares Corp.                                   11,337          196
Provident Financial Group, Inc.                               4,700          169
Queens County Bancorp                                         8,997          242
Quotesmith.com, Inc. (a)                                     11,400          128
Radian Group, Inc. (a)                                       69,600        3,322
RenaissanceRe Holdings, Ltd.                                 33,500        1,368
Republic Bancorp, Inc.                                        2,530           31
Resource Bancshares Mortgage Group                           28,300          128
Richmond County Financial Corp.                               8,700          157
Riggs National Corp.                                         24,000          315


                                                               Equity II Fund 24

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Roslyn Bancorp, Inc.                                        36,000           659
Ryder System, Inc.                                          13,200           323
Scottish Annuity & Life
  Holdings, Ltd.                                            12,000            98
SCPIE Holdings, Inc.                                         2,000            64
Seacoast Financial Services Corp. (a)                       11,000           111
Silicon Valley Bancshares (a)                               37,600         1,856
Sky Financial Group, Inc.                                   38,500           775
Smith (Charles E.) Residential
  Realty, Inc. (b)                                          36,600         1,294
Sovereign Bancorp, Inc.                                    190,527         1,411
Sovran Self Storage, Inc.                                   46,500           881
Stancorp Financial Group, Inc. NPV                          10,900           275
Staten Island Bancorp, Inc.                                 14,000           252
Stewart Information Services Corp.                          22,500           300
SunGard Data Systems  (a)                                   78,500         1,863
TCF Financial Corp.                                         10,000           249
Transatlantic Holdings, Inc.                                17,300         1,350
Trustmark Corp.                                              4,800           104
UMB Financial Corp.                                          1,650            61
Unico American Corp. NPV                                    17,100           120
Union Planters Corp.                                        24,502           966
Washington Federal, Inc.                                    18,955           372
Webster Financial Corp.                                     57,700         1,360
Wellsford Real Properties, Inc. (b)                         10,000            85
Westamerica Bancorporation                                  50,000         1,396
WesterFed Financial Corp.                                    6,000            89
Whitney Holding Corp.                                          700            26
XL Capital, Ltd. Class A                                    20,900         1,084
                                                                       ---------
                                                                          95,787
                                                                       ---------

Health Care - 6.8%
Accredo Health, Inc. (a)                                    2,800             86
Affymetrix, Inc. NPV (a)                                   20,000          3,393
Alkermes, Inc. (a)                                         97,100          4,758
Alpharma, Inc. Class A                                     15,100            464
AmSurg Corp. Class A (a)                                   18,000            117
Apria Healthcare Group, Inc. (a)                           56,000          1,005
Assisted Living Concepts, Inc. (a)                         90,000            186
Bard (C.R.), Inc.                                          25,300          1,341
Bindley Western Industries, Inc.                           52,362            789
Biosite Diagnostics, Inc. (a)                              17,000            271
Cephalon, Inc. (a)                                         71,800          2,482
Cooper Companies, Inc. (a)                                 21,300            642
Cor Therapeutics, Inc. (a)                                 30,100            809
CorVel Corp. (a)                                            5,000            116
Coventry Health Care, Inc. (a)                             10,600             72
Cytyc Corp. (a)                                            45,400          2,775
Dura Pharmaceuticals, Inc. (a)                             26,500            369
First Health Group Corp. (a)                               56,500          1,518
Genzyme Corp.  (a)                                         16,100            722
Gilead Sciences, Inc. (a)                                  16,000            864
Hanger Orthopedic Group, Inc. (a)                          41,500            415
Healthcare Services Group, Inc. (a)                        20,000            142
Humana, Inc. (a)                                           87,300            715
IDEC Pharmaceuticals Corp. (a)                             36,200          3,550
Immucor Corp. (a)                                          11,800            154
IRIDEX Corp. (a)                                           20,000            170
IVAX Corp. (a)                                             96,500          2,485
Jones Pharma, Inc.                                         29,225          1,267
King Pharmaceuticals, Inc. NPV (a)                          2,500            140
Laser Vision Centers, Inc. (a)                             56,900            597
Lincare Holdings, Inc. (a)                                 57,000          1,977
Lunar Corp. (a)                                            16,100            111
Mallinckrodt, Inc.                                         10,900            347
MedImmune, Inc. (a)                                        39,400          6,530
Medquist, Inc. (a)                                         25,000            641
NBTY, Inc. (a)                                             47,300            520
Oxford Health Plans, Inc. (a)                              90,700          1,150
Patterson Dental Co. (a)                                    8,300            353
Perrigo Co. (a)                                             5,800             46
ProMedCo Management Co. (a)                                65,000            187
Province Healthcare Co. (a)                                75,400          1,433
QLT PhotoTherapeutics, Inc. NPV (a)                        42,500          2,485
Quest Diagnostics, Inc. (a)                                13,800            422
Renal Care Group, Inc.  (a)                               100,575          2,344
Res-Care, Inc. (a)                                         11,000            140
Respironics, Inc.  (a)                                     17,000            135
Sierra Health Services, Inc. (a)                            5,800             39
Sola International, Inc. (a)                                7,900            110
STAAR Surgical Co. (a)                                     13,000            124
Syncor International Corp. (a)                              3,500             99
Techne Corp. (a)                                            2,600            143
Trigon Healthcare, Inc. (a)                                25,700            758
Universal Health Services, Inc.
  Class B (a)                                               5,800            209
VISX, Inc. (a)                                             13,500            699
Zoll Medical Corp. (a)                                      4,100            153
                                                                       ---------
                                                                          53,569
                                                                       ---------
Integrated Oils - 0.4%
Callon Petroleum Co. (a)                                    9,000            133
Cross Timbers Oil Co.                                      99,025            897
Equitable Resources, Inc.                                  12,100            404
Giant Industries, Inc. (a)                                 76,500            641
Murphy Oil Corp.                                           17,500          1,004
Tesoro Petroleum Corp.  (a)                                23,700            274
                                                                       ---------
                                                                           3,353
                                                                       ---------
Materials and Processing - 7.2%
Agrium, Inc.                                               84,000            662
AK Steel Holding Corp.                                     64,700          1,221


25 Equity II Fund

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

AMCOL International Corp.                                   4,100             66
Ameron, Inc.                                                2,700            107
AptarGroup, Inc.                                           59,800          1,502
Ball Corp.                                                 36,300          1,429
Banta Corp.                                                43,800            988
Boise Cascade Corp.                                        72,700          2,944
Bowater, Inc.                                               4,800            261
Brady Corp. Class A                                         4,900            166
Building Materials Holding Corp. (a)                       12,000            122
BWay Corp. (a)                                             25,000            153
Cambrex Corp.                                               9,200            317
Carpenter Technology Corp.                                  8,000            220
Centex Construction Products, Inc.                         25,700          1,002
Centex Corp.                                               62,000          1,531
Channell Commercial Corp. (a)                              18,000            203
Chemed Corp.                                                4,700            135
Cleveland-Cliffs, Inc.                                      4,700            146
Commercial Metals Co.                                      11,400            387
Cytec Industries, Inc. (a)                                 34,400            796
Dal-Tile International, Inc. (a)                            8,000             81
Dayton Superior Corp. Class A (a)                           8,400            137
Dexter Corp.                                                8,000            318
Engle Homes, Inc.                                          14,000            168
Ennis Business Forms, Inc.                                 68,200            529
Ethyl Corp.                                                21,200             83
Florida Rock Industries, Inc.                               2,300             79
Fluor Corp.                                                20,800            954
Freeport-McMoRan Copper &
  Gold, Inc. Class B (a)                                   30,400            642
Fuller (H.B.) Co.                                           3,100            173
Geon Co.                                                   23,700            770
Georgia Gulf Corp.                                         51,600          1,571
Granite Construction, Inc.                                 10,300            190
Great Lakes Chemical Corp.                                 24,500            936
Hanna (M.A.) Co.                                           23,400            256
Hexcel Corp. (a)                                           33,200            185
Hughes Supply, Inc.                                        20,700            446
IMCO Recycling, Inc.                                        3,200             40
Internet Corp.                                             15,100            176
Ionics, Inc. (a)                                              200              6
Jacob's Engineering Group, Inc. (a)                         8,500            276
Justin Industries, Inc.                                     3,372             50
Kaydon Corp.                                               30,000            804
Lafarge Corp.                                              33,700            931
Lesco, Inc.                                                12,000            204
Louisiana Pacific Corp.                                    74,100          1,056
Lubrizol Corp.                                             57,200          1,766
Lydall, Inc. (a)                                           24,800            164
MacDermid, Inc.                                            20,500            842
Martin Marietta Materials, Inc.                            25,000          1,025
Meritage Corp. (a)                                         14,000            153
Millennium Chemicals, Inc.                                 40,300            796
Minerals Technologies, Inc.                                28,900          1,158
Morrison Knudsen Corp. (a)                                  8,900             70
Mueller Industries, Inc. (a)                               12,700            460
NCI Building Systems, Inc. (a)                              9,700            179
Newmont Mining Corp.                                       19,500            478
NN Ball & Roller, Inc.                                     23,000            155
Nortek, Inc. (a)                                           54,800          1,533
Northwest Pipe Co. (a)                                      9,900            135
OM Group                                                    8,100            279
Palm Harbor Homes, Inc. (a)                                 7,500            135
Penford Corp.                                               9,500            164
Pentair, Inc.                                              10,600            408
Phelps Dodge Corp.                                         37,000          2,483
Plum Creek Timber Co., Inc. (b)                            32,000            800
Potlatch Corp.                                              7,700            344
Precision Castparts Corp.                                   5,000            131
Primex Technologies, Inc.                                   7,200            149
Quaker Fabric Corp. (a)                                    30,000            128
Quanex Corp.                                                7,100            181
Reliance Steel & Aluminum Co.                               9,550            224
Rock-Tenn Co. Class A                                      14,700            217
RPM, Inc. (Ohio)                                           44,200            450
Ryerson Tull, Inc.                                         25,900            503
Schulman (A.), Inc.                                        49,200            800
Scotts Co. (The) Class A (a)                               34,900          1,405
SIFCO Industries                                           67,400            468
Sigma Aldrich Corp.                                        21,700            651
Simpson Manufacturing Co., Inc. (a)                         3,700            162
Southdown, Inc.                                            23,500          1,212
Spartech Corp.                                              8,000            258
St. Joe Co. (The)                                          46,500          1,131
Temple-Inland, Inc.                                        12,700            837
Texas Industries, Inc.                                     51,200          2,178
Timken Co.                                                 23,800            486
Tractor Supply Co. (a)                                     10,300            165
Universal Forest Products, Inc.                             7,000            103
USEC, Inc.                                                 32,100            225
USG Corp.                                                  64,500          3,040
USX-U.S. Steel Group                                       32,300          1,065
Waters Corp. (a)                                            5,000            265
Webb (Del E.) Corp. (a)                                    10,700            267
Wellman, Inc.                                               9,000            168
Westinghouse Air Brake Co.                                 23,760            422
Westvaco Corp.                                             17,400            568
Worthington Industries, Inc.                               10,100            167
                                                                       ---------
                                                                          56,972
                                                                       ---------
Miscellaneous - 1.1%
Agribrands International, Inc. (a)                          4,200            193
ChoicePoint, Inc. (a)                                      46,000          1,903


Equity II Fund 26

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Crestline Capital Corp. (a)                                 5,600            116
LNR Property Corp.                                         63,500          1,262
MAXIMUS, Inc. (a)                                          48,500          1,646
Quest Education Corp. (a)                                  18,000            158
Safety-Kleen Corp. (a)                                     39,100            442
SFX Entertainment, Inc. (a)                                28,000          1,013
Stone Energy Corp. (a)                                     23,900            851
URS Corp. (a)                                              63,300          1,373
                                                                       ---------
                                                                           8,957
                                                                       ---------
Other Energy - 5.4%
Apache Corp.                                                7,000            259
Arch Coal, Inc.                                             2,600             29
Barrett Resources Corp. (a)                                42,500          1,251
BJ Services Co. (a)                                       121,300          5,072
Brown (Tom), Inc. (a)                                       2,100             28
Chesapeake Energy Corp. (a)                                37,600             89
Clayton Williams Energy, Inc. (a)                           9,600            113
Cleco Corp.                                                 6,500            208
Cooper Cameron Corp. (a)                                   30,000          1,468
Devon Energy Corp.                                         79,700          2,620
Dynegy, Inc.                                               11,400            277
Edge Petroleum Corp. (a)                                   55,000            151
EEX Corp. (a)                                              10,000             29
ENSCO International, Inc.                                   5,800            133
EOG Resources, Inc.                                        70,400          1,236
Global Industries, Inc. (a)                                76,350            659
Global Marine, Inc. (a)                                   126,100          2,096
Helmerich & Payne, Inc.                                    81,600          1,780
Horizon Offshore, Inc. (a)                                 22,300            120
HS Resources, Inc. (a)                                      1,100             19
Hugoton Royalty Trust                                      97,200            790
Kinder Morgan, Inc.                                        49,100            991
Louis Dreyfus Natural Gas Corp. (a)                        50,700            919
Mallon Resources Corp. (a)                                 27,100            159
Marine Drilling Co, Inc. (a)                               12,000            269
Mitcham Industries, Inc. (a)                               40,000            133
Mitchell Energy &
  Development Corp.                                         3,800             82
Nabors Industries, Inc. (a)                                55,007          1,702
Noble Affiliates, Inc.                                     47,900          1,027
Noble Drilling Corp.  (a)                                  27,600            904
Northwestern Corp.                                          6,600            145
Nuevo Energy Co. (a)                                       11,900            223
OMNI Energy Services Corp (a)                              70,000             74
ONEOK, Inc.                                                14,200            357
Pioneer Natural Resources Co. (a)                          91,300            816
Rowan Cos., Inc. (a)                                       60,500          1,312
Santa Fe International Corp.                               70,500          1,824
Seacor Holdings, Inc. (a)                                  26,300          1,361
Seitel, Inc. (a)                                           25,400            171
Smith International, Inc.  (a)                             20,000            994
Sunoco, Inc.                                               32,400            761
Supreme Industries, Inc. Class A (a)                       21,661            134
Talisman Energy, Inc. (a)                                  38,000            979
Tidewater, Inc.                                            75,900          2,733
Titan Exploration, Inc. (a)                                24,900            128
Transocean Sedco Forex, Inc. NPV (a)                       30,500          1,028
Ultramar Diamond Shamrock Corp.                            47,100          1,070
UniSource Energy Corp. NPV (a)                             55,900            625
Unit Corp. (a)                                             18,000            138
UTI Energy Corp. (a)                                       12,600            291
Varco International, Inc. (a)                              74,100            755
Veritas DGC, Inc. (a)                                      67,500            945
Vintage Petroleum, Inc. (a)                               100,250          1,209
                                                                       ---------
                                                                          42,686
                                                                       ---------
Producer Durables - 6.8%
Advanced Lighting
  Technologies, Inc. (a)                                    27,900           160
Ag-Chem Equipment Co., Inc. (a)                             14,000           145
American Homestar Corp. (a)                                 33,000           129
ANTEC Corp. (a)                                             21,000           767
Applied Industrial Technology, Inc.                          1,100            18
Astec Industries, Inc. (a)                                   9,000           169
Belden, Inc.                                                 8,900           187
Briggs & Stratton Corp.                                     39,200         2,102
C&D Technologies, Inc.                                       7,800           332
Cascade Corp.                                               13,800           127
Celestica, Inc. NPV (a)                                     24,000         1,332
CFM Technologies, Inc. (a)                                  20,000           190
Champion Enterprises, Inc. (a)                              17,700           152
Chart Industries, Inc.                                      44,000           176
Clayton Homes, Inc.                                         44,300           407
Cohu, Inc.                                                  68,800         2,107
Columbus McKinnon Corp.                                     33,400           334
CommScope, Inc. (a)                                         33,000         1,330
Cordant Technologies, Inc.                                   8,900           294
Crossmann Communities, Inc. (a)                              9,000           138
CTS Corp.                                                   10,700           807
Cummins Engine Co., Inc.                                    38,300         1,850
D.R. Horton, Inc.                                           90,500         1,250
Detroit Diesel Corp.                                        14,300           274
Diebold, Inc.                                               50,300         1,182
Donaldson Co., Inc.                                          9,300           224
Electroglas, Inc. (a)                                       46,500         1,177
FARO Technologies, Inc. (a)                                 50,000           147
Farr Co. (a)                                                13,500           132
FLIR Systems, Inc. (a)                                       9,000           145
Foster Wheeler Corp.                                        22,600           201
Gardner Denver Machinery, Inc. (a)                           9,000           150
Gemstar International Group, Ltd. (a)                       32,400         2,304


27 Equity II Fund

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

GenRad, Inc. (a)                                            38,700           624
Gleason Corp.                                               16,500           384
Helix Technology Corp.                                       3,600           161
Hubbell, Inc. Class B                                       26,500           722
inTEST Corp. (a)                                            15,000           270
Itron, Inc. (a)                                             26,000           156
JLG Industries, Inc.                                         7,100           113
Johnson Controls, Inc.                                       5,000           284
Jore Corp. NPV (a)                                          20,000           156
Kaman Corp. Class A                                          5,900            75
Kaufman & Broad Home Corp.                                  38,700           936
KLA Instruments Corp. (a)                                   16,100         1,792
Kulicke & Soffa Industries, Inc. (a)                        40,000         1,700
Lennar Corp.                                                53,600           871
Litton Industries, Inc. (a)                                 36,500         1,820
M.D.C. Holdings, Inc.                                        7,800           122
Manitowoc Co., Inc.                                         10,650           362
Mark IV Industries, Inc.                                    20,200           357
Microwave Power Devices, Inc. (a)                           20,800           148
Moog, Inc. (a)                                               7,500           203
MTS Systems Corp.                                           17,600           135
NACCO Industries, Inc. Class A                               5,400           300
National Service Industries, Inc.                           36,000         1,062
NVR, Inc. (a)                                               26,900         1,284
Orbital Sciences Corp. Class A (a)                           9,800           182
OYO Geospace Corp. (a)                                      18,000           185
Pall Corp.                                                  45,500           981
Pittway Corp. Class A                                       41,322         1,852
Powell Industries, Inc. (a)                                 25,000           172
Pulte Corp.                                                 71,900         1,618
Ryland Group, Inc.                                          50,400         1,162
Sauer, Inc.                                                 14,200           129
Sawtek, Inc. (a)                                            29,100         1,937
Smith (A.O.) Corp.                                           2,700            59
Spectra-Physics Lasers, Inc. (a)                            10,000           280
SpeedFam-IPEC, Inc. NPV (a)                                 68,500           886
SPX Corp. (a)                                                3,200           259
Standard Pacific Corp.                                      13,200           145
Starrett (L.S.) Co. Class A                                 25,200           565
TB Wood's Corporation                                       19,000           162
Tecumseh Products Co. Class A                               10,500           495
Tennant Co.                                                  5,000           164
Teradyne, Inc. (a)                                          29,200         1,927
Terex Corp. (a)                                             68,700         1,907
Thomas & Betts Corp.                                        22,500           717
Toll Brothers, Inc. (a)                                     55,200         1,029
U.S. Home Corp. (a)                                          5,000           128
Waste Connections, Inc. (a)                                 44,400           633
Watts Industries, Inc. Class A                               5,500            81
York International Corp.                                    33,100           908
                                                                       ---------
                                                                          53,039
                                                                       ---------
Technology - 25.5%
Actuate Corp. (a)                                           16,500           706
Adaptec, Inc. (a)                                           72,400         3,606
Advanced Digital Information (a)                            29,300         1,425
Advanced Micro Devices, Inc. (a)                            50,000         1,447
Affiliated Computer Services, Inc.
  Class A (a)                                               43,500         2,001
Akamai Technologies, Inc. (a)                                1,900           622
Allaire Corp. (a)                                           19,200         2,809
Alliant Techsystems, Inc.  (a)                               4,000           249
Alpha Industries, Inc. (a)                                  22,000         1,249
American Management
  Systems, Inc. (a)                                         29,500           920
American Xtal Technology, Inc. (a)                          10,000           173
Amkor Technology, Inc. (a)                                 117,400         3,302
Amphenol Corp. Class A (a)                                   4,500           300
Anixter International, Inc. (a)                             12,900           266
ARIS Corp. NPV (a)                                          15,200           175
Arrow Electronics, Inc. (a)                                111,900         2,839
AstroPower, Inc. (a)                                        14,000           194
AudioCodes, Ltd. (a)                                         4,200           383
Avant! Corp. (a)                                            24,200           363
Avnet, Inc.                                                 27,900         1,688
AVX Corp.                                                   27,200         1,358
Bell & Howell Co. (a)                                        9,500           302
Benchmark Electronics, Inc. (a)                              4,800           110
BindView Development Corp. (a)                              43,500         2,159
Burr-Brown Corp. (a)                                         7,950           286
Business Objects SA - ADR (a)                               36,550         4,829
Cable Design Technologies Corp. (a)                         62,700         1,442
Celeritek, Inc. (a)                                         13,800           267
CFI ProServices, Inc. (a)                                   19,200           156
Check Point Software
  Technologies, Ltd. NPV (a)                                 2,600           516
China.com Corp. Class A (a)                                 21,100         1,666
CIENA Corp. (a)                                             34,900         2,006
Clarent Corp. (a)                                            4,300           334
Clarify, Inc. (a)                                           20,000         2,533
Coherent, Inc. (a)                                           9,800           259
Comverse Technology, Inc. (a)                               26,850         3,884
Conexant Systems, Inc. (a)                                  14,400           951
Cotelligent Group, Inc. (a)                                 40,000           215
Covad Communications Group, Inc. (a)                        48,800         2,714
CSG Systems International, Inc. (a)                         24,200           951


                                                               Equity II Fund 28

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

CyberSource Corp. (a)                                       11,000           571
Cypress Semiconductor Corp. (a)                             34,600         1,120
Dallas Semiconductor Corp.                                  19,900         1,282
Digex, Inc. (a)                                             17,000         1,156
DoubleClick, Inc. (a)                                       10,000         2,531
DSET Corp. (a)                                               6,900           258
DSP Group, Inc. (a)                                         20,000         1,858
E-Tek Dynamics, Inc. (a)                                    14,900         2,000
eCollege.com (a)                                             7,900            86
Electronics For Imaging, Inc. (a)                           26,800         1,568
EMCORE Corp. NPV (a)                                         8,000           266
EMS Technologies, Inc. (a)                                  12,200           139
Equinox Systems, Inc. (a)                                   20,200           173
Excel Technology, Inc. (a)                                  15,000           263
Extreme Networks, Inc. (a)                                  25,500         2,129
Globecomm Systems, Inc. (a)                                 19,800           494
Go2Net, Inc. (a)                                            48,700         4,237
Great Plains Software, Inc. (a)                              4,900           366
Harmon Industries, Inc.                                      9,400           112
Harris Corp.                                                55,000         1,468
HotJobs.com, Ltd. (a)                                       31,100         1,365
i2 Technologies, Inc. (a)                                   11,500         2,238
iBasis, Inc. (a)                                             6,800           196
Imation Corp. (a)                                           29,200           980
In Focus Systems, Inc. (a)                                  73,800         1,711
Informatica Corp. (a)                                        1,500           158
Inktomi Corp. (a)                                           30,200         2,676
Integrated Device Technology, Inc. (a)                     143,100         4,141
Integrated Silicon Solution, Inc. (a)                      122,000         1,998
Inter-Tel, Inc.                                              3,600            90
Internap Network Services Corp. (a)                          7,700         1,330
International FiberCom, Inc. NPV (a)                        26,000           203
Interphase Corp. NPV (a)                                     6,000           126
Intertrust Technologies Corp. (a)                            5,000           588
InterVoice, Inc. (a)                                         8,300           193
IntraNet Solutions, Inc. (a)                                16,200           595
ISS Group, Inc. (a)                                         35,000         2,485
IT Group, Inc. (a)                                          11,800           108
ITI Technologies, Inc. (a)                                   5,000           150
J.D. Edwards & Co. (a)                                      26,200           783
JDS Uniphase Corp. (a)                                      20,000         3,225
Kemet Corp. (a)                                             10,000           451
Key Tronic Corp. (a)                                        46,500           180
Kronos, Inc. (a)                                             3,450           210
Lam Research Corp. (a)                                      12,700         1,417
Landmark Systems Corp. (a)                                   3,600            37
Latitude Communications, Inc. (a)                           26,700           696
LCC International, Inc. Class A (a)                         17,500           350
Littlefuse, Inc. (a)                                         3,600            87
LSI Logic Corp. (a)                                         70,550         4,762
Macromedia, Inc. (a)                                        77,250         5,649
Media Metrix, Inc. (a)                                      19,200           686
Mercury Interactive Corp. (a)                               35,800         3,864
Microchip Technology, Inc. (a)                              31,400         2,153
Micromuse, Inc. (a)                                         11,000         1,870
Micron Electronics, Inc. (a)                                15,200           169
Microsemi Corp. (a)                                         20,000           176
MP3.com, Inc. (a)                                            5,200           166
MRV Communications, Inc. (a)                                 2,000           126
N2H2, Inc. (a)                                              35,500           834
National Instruments Corp. (a)                              46,650         1,784
National Semiconductor Corp. (a)                            25,600         1,096
Net2Phone, Inc. (a)                                         23,000         1,054
Network Appliance, Inc. (a)                                 37,200         3,088
Network Associates, Inc. (a)                                56,800         1,512
Network Equipment
   Technologies, Inc. (a)                                    7,500            89
Network Solutions, Inc. Class A (a)                          3,500           761
New Era of Networks, Inc. (a)                               12,000           572
nFront, Inc. NPV (a)                                         7,000           140
NorthPoint Communications Group, Inc. (a)                   47,400         1,129
OnDisplay, Inc. (a)                                          3,500           317
Online Resources & Communications Corp. (a)                  9,200           151
Open Market, Inc. (a)                                       15,000           677
Ortel Corp. (a)                                             13,000         1,558
OSI Systems, Inc. (a)                                       24,000           124
Park Electrochemical Corp.                                  12,600           335
PC-Tel, Inc. (a)                                             2,000           105
Pericom Semiconductor Corp. (a)                             10,000           263
PerkinElmer, Inc. (a)                                       32,200         1,342
Photronics, Inc. (a)                                        40,000         1,143
Pioneer-Standard Electronics, Inc.                          19,200           277
PMC - Sierra, Inc. (a)                                      11,400         1,827
Printronix, Inc. (a)                                         7,200           164
PSINET, Inc. (a)                                            45,000         2,779
QLogic Corp. (a)                                            22,600         3,613
Quest Software, Inc. NPV (a)                                 7,200           717
Rare Medium Group, Inc. (a)                                 16,400           554
Rational Software Corp. (a)                                 36,800         1,808
RealNetworks, Inc. (a)                                      10,400         1,251
Redback Networks, Inc. (a)                                  10,400         1,838
REMEC, Inc. (a)                                              8,300           211
RF Micro Devices, Inc. (a)                                   5,400           369
RF Monolithics, Inc. (a)                                    13,800            79
Rogers Corp. (a)                                             5,600           214
Safeguard Scientifics, Inc. (a)                             24,400         3,954
Scientific-Atlanta, Inc.                                    27,300         1,519


29 Equity II Fund

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

SDL, Inc. (a)                                               12,200         2,660
SeaChange International, Inc. (a)                            9,050           319
Secure Computing Corp. (a)                                  11,500           144
Sequa Corp. (a)                                              2,500           135
ShopNow.com, Inc. (a)                                       40,100           757
Siliconix, Inc. (a)                                          7,700           998
SPSS, Inc. (a)                                               9,900           250
Sterling Software, Inc. (a)                                 68,000         2,142
Stoneridge, Inc. (a)                                        11,000           170
Sybase, Inc. (a)                                            35,700           605
Symantec Corp. (a)                                          32,000         1,876
Symbol Technologies, Inc.                                   15,600           992
Synopsys, Inc. (a)                                          15,200         1,010
Systemax, Inc. (a)                                          11,500            98
Tech-Sym Corp. (a)                                          33,500           691
Tekelec, Inc. (a)                                           10,000           223
Titan Corp. (a)                                              5,500           259
TSI International Software, Ltd. (a)                        21,000         1,186
USWeb Corp. (a)                                             17,600           782
Varian Semiconductor Equipment
  Associates, Inc. (a)                                      52,000         1,765
Verio, Inc. (a)                                             76,200         3,518
VeriSign, Inc. (a)                                          25,900         4,950
Veritas Software Corp. (a)                                  27,000         3,862
Verity, Inc. (a)                                            19,000           808
ViaSat, Inc. (a)                                             4,400           213
Vignette Corp. (a)                                          11,000         1,791
Vishay Intertechnology, Inc. (a)                            10,000           316
Visio Corp. (a)                                             17,600           836
Volt Information Sciences, Inc. (a)                          4,600           110
WebTrends Corp. NPV (a)                                     21,750         1,750
Xilinx, Inc. (a)                                            20,000           909
Xircom, Inc. (a)                                            34,500         2,588
                                                                       ---------
                                                                         200,081
                                                                       ---------
Utilities - 5.9%
Alliant Energy Corp. (a)                                    19,300           531
Amdocs, Ltd. (a)                                            18,800           649
American Water Works, Inc.                                  10,300           219
Arch Communications Group, Inc. (a)                         20,200           133
Associated Group, Inc. (The)
  Class A (a)                                                8,800           805
Black Hills Corp.                                            3,200            71
BroadWing, Inc. (a)                                        100,440         3,704
Calpine Corp. (a)                                           74,800         4,787
Cascade Natural Gas Corp.                                    6,000            97
CFW Communications Co. NPV                                   6,000           206
CH Energy Group, Inc. (a)                                    5,500           182
Citizens Utilities Co. Class B (a)                          23,000           326
Columbia Energy Group                                       52,900         3,345
Commonwealth Telephone Enterprises, Inc. (a)                15,800           830
Conectiv, Inc.                                              34,500           580
Copper Mountain Networks, Inc. (a)                          14,200           689
Dycom Industries, Inc. (a)                                  24,000         1,058
Energen Corp.                                                6,200           112
Energy East Corp.                                           60,900         1,267
Global TeleSystems Group, Inc. (a)                          34,000         1,177
GST Telecommunications, Inc. (a)                            22,200           201
Hawaiian Electric Industries, Inc.                          31,700           915
Idacorp, Inc.                                                8,000           215
Illinova Corp.                                              36,000         1,251
Indiana Energy, Inc.                                         2,466            44
Jones Intercable, Inc. Class A (a)                          36,000         2,463
Laclede Gas Co.                                              3,900            84
Leap Wireless International, Inc. (a)                        1,500           117
MDU Resources Group, Inc.                                    9,450           189
Metrocall, Inc. (a)                                         75,000           122
Midcoast Energy Resources, Inc.                              7,500           126
Minnesota Power, Inc.                                       21,800           369
New Jersey Resources Corp.                                   2,600           102
Niagara Mohawk Holdings, Inc. (a)                           70,800           987
NICOR, Inc.                                                 13,200           429
NiSource, Inc. NPV                                          10,300           184
Northwest Natural Gas Co.                                   19,200           418
NUI Corp.                                                    3,100            82
OGE Energy Corp.                                             6,900           131
Paging Network, Inc. (a)                                   158,000           123
Peoples Energy Corp.                                        14,500           486
Piedmont Natural Gas Co., Inc.                               6,605           200
Powerwave Technologies, Inc. (a)                            14,700           857
Price Communications Corp. (a)                              39,900         1,110
Primus Telecommunications
  Group, Inc. (a)                                            8,000           306
Public Service Co. of New Mexico                            70,700         1,148
Razorfish, Inc. (a)                                          4,400           418
RGS Energy Group, Inc.                                      16,600           341
RSL Communications, Ltd.
  Class A (a)                                               36,900           630
SBA Communications Corp. (a)                                12,700           231
Sierra Pacific Resources NPV                                25,200           436
South Jersey Industries, Inc.                                5,500           156
Southwest Gas Corp.                                         15,200           350
Time Warner Telecom, Inc.
  Class A (a)                                               72,000         3,573
TNP Enterprises, Inc.                                        5,100           210
UGI Corp.                                                   40,000           818
United Illuminating Co.                                      7,800           401
United States Cellular Corp. (a)                            22,000         2,220


                                                               Equity II Fund 30

Equity II Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

UtiliCorp United, Inc.                                      60,600         1,177
Western Resources, Inc.                                     52,700           896
Wisconsin Energy Corp.                                      28,900           556
                                                                       ---------
                                                                          45,840
                                                                       ---------

Total Common Stocks
(cost $567,833)                                                          726,886
                                                                       ---------
Preferred Stocks - 0.0%
Sovereign Bancorp, Inc. (conv.)                             2,000             97
                                                                       ---------
Total Preferred Stocks
(cost $100)                                                                   97
                                                                       ---------
                                                         Principal
                                                          Amount
                                                           (000)
                                                             $
                                                         ---------
Long-Term Investments - 0.0%
Veterinary Centers of
  America, Inc. (conv.)
   5.250% due 05/01/06                                        250            164
                                                                       ---------
Total Long-Term Investments
(cost $178)                                                                  164
                                                                       ---------

                                                      Principal          Market
                                                       Amount             Value
                                                       (000)              (000)
                                                         $                  $
                                                      ---------         --------

Short-Term Investments - 7.5%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (c)                                      54,203           54,203
United States Treasury Bills
    4.670% due 01/20/00 (c)(d)(e)                         4,450            4,439
                                                                       ---------
Total Short-Term Investments
(cost $58,642)                                                            58,642
                                                                       ---------
Total Investments - 100.0%
(identified cost $626,753)                                               785,789

Other Assets and Liabilities,
Net - 0.0%                                                                   266
                                                                       ---------
Net Assets - 100.0%                                                      786,055
                                                                       =========

*   Each contract represents $100,000 notional value.
(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value


 See accompanying notes which are an integral part of the financial statements.


31 Equity II Fund

Equity II Fund

                                                              December 31, 1999

                                                                    Unrealized
                                                   Number          Appreciation
                                                     of           (Depreciation)
                                                  Contracts*          (000)
                                                --------------    --------------

Futures Contracts

S&P Midcap 400
   expiration date 03/00                                 216      $        2,255
                                                                  --------------

S&P 500 Index
   expiration date 03/00                                 29                 378
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                                    $        2,633
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.


                                                               Equity II Fund 32

Equity II Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999


Assets
Investments at market (identified cost $626,753) .....................          $ 785,789
Receivables:
  Dividends and interest .............................................                729
  Investments sold ...................................................              1,642
  Fund shares sold ...................................................                753
  Daily variation margin on futures contracts ........................                327
Prepaid expenses .....................................................                  2
                                                                                ---------
     Total assets ....................................................            789,242

Liabilities
Payables:
  Investments purchased ..................................  $    1,629
  Fund shares redeemed ...................................       1,292
  Accrued fees to affiliates .............................         139
  Other accrued expenses .................................         127
                                                            ----------
     Total liabilities ...............................................              3,187
                                                                                ---------
Net Assets ...........................................................          $ 786,055
                                                                                =========
Net Assets Consist of:
Undistributed net investment income ..................................          $     154
Accumulated net realized gain (loss) .................................             18,370
Unrealized appreciation (depreciation) on:
  Investments ........................................................            159,036
  Futures contracts ..................................................              2,633
Shares of beneficial interest ........................................                220
Additional paid-in capital ...........................................            605,642
                                                                                ---------
Net Assets ...........................................................          $ 786,055
                                                                                =========

Net Asset Value, offering and redemption price per share:
  Class E ($33,525,007 divided by 938,819 shares of $.01 par value
    shares of beneficial interest outstanding) .......................          $   35.71
                                                                                =========
  Class I ($752,530,120 divided by 21,073,931 shares of $.01 par value
    shares of beneficial interest outstanding) .......................          $   35.71
                                                                                =========

 See accompanying notes which are an integral part of the financial statements.


33 Equity II Fund

Equity II Fund

Statement of Operations

Amounts in thousands                                Year ended December 31, 1999


Investment Income
   Dividends .........................................................          $  5,107
   Dividends from Money Market Fund ..................................             2,294
   Interest ..........................................................               296
                                                                                ---------
     Total investment income .........................................             7,697

Expenses
   Advisory fees .........................................  $   4,325
   Administrative fees ...................................        312
   Custodian fees ........................................        453
   Transfer agent fees ...................................        451
   Professional fees .....................................         24
   Registration fees .....................................        118
   Shareholder servicing fees - Class E ..................         40
   Trustees' fees ........................................          5
   Miscellaneous .........................................         74
                                                            ---------
     Total expenses ..................................................              5,802
                                                                                ---------
Net investment income ................................................              1,895
                                                                                ---------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ..........................................      51,643
   Futures contracts ....................................       7,164
   Foreign currency-related transactions ................           1              58,808
                                                            ---------
Net change in unrealized appreciation (depreciation) on:
   Investments ..........................................      86,803
   Futures contracts ....................................        (405)             86,398
                                                            ---------           ---------
Net realized and unrealized gain (loss) .................                         145,206
                                                                                ---------
Net increase (decrease) in net assets from operations ...                       $ 147,101
                                                                                =========

 See accompanying notes which are an integral part of the financial statements.


                                                               Equity II Fund 34

Equity II Fund

Statement of Changes in Net Assets

Amounts in thousands                               Years Ended December 31, 1999


                                                                       1999        1998
                                                                    ---------    ---------
Increase (Decrease) in Net Assets
Operations
  Net investment income .........................................   $   1,895    $   1,453
  Net realized gain (loss) ......................................      58,808       29,064
  Net change in unrealized appreciation (depreciation) ..........      86,398      (25,411)
                                                                    ---------    ---------
    Net increase (decrease) in net assets from operations .......     147,101        5,106
                                                                    ---------    ---------
Distributions
  From net investment income
    Class E .....................................................          (6)          --
    Class I .....................................................      (1,914)      (1,505)
  From net realized gain
    Class E .....................................................      (1,580)          --
    Class I .....................................................     (37,803)     (32,392)
                                                                    ---------    ---------
      Net decrease in net assets from distributions .............     (41,303)     (33,897)
                                                                    ---------    ---------
Share Transactions
  Net increase (decrease) in net assets from share transactions .     146,438       80,451
                                                                    ---------    ---------
Total net increase (decrease) in net assets .....................     252,236       51,660

Net Assets
  Beginning of period ...........................................     533,819      482,159
                                                                    ---------    ---------
  End of period (including undistributed net investment
    income of $154 and $178, respectively) ......................   $ 786,055    $ 533,819
                                                                    =========    =========

 See accompanying notes which are an integral part of the financial statements.


35 Equity II Fund

Equity II Fund

Financial Highlight--Class E The following table includes selected data for a share outstanding througout the period and other performance information derived from the financial statements

                                                                       1999*
                                                                       -----
Net Asset Value, Beginning of Period ........................        $    31.37
                                                                     ----------
Income From Operations
   Net investment income (a) ................................               .02
   Net realized and unrealized gain (loss) ..................              5.99
                                                                     ----------
     Total income from operations ...........................              6.01
                                                                     ----------
Distributions
   From net investment income ...............................              (.01)
   From net realized gain ...................................             (1.66)
                                                                     ----------
     Total distributions ....................................             (1.67)
                                                                     ----------
Net Asset Value, End of Period ..............................        $    35.71
                                                                     ==========

Total Return (%)(b) .........................................             19.55

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................            33,525

   Ratios to average net assets (%)(c):
     Operating expenses .....................................              1.17
     Net investment income ..................................               .09

   Portfolio turnover rate (%) ..............................            111.89


*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                               Equity II Fund 36

Equity II Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                      Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        -----------      -----------       ----------     ----------    -----------
Net Asset Value, Beginning of Period ................   $     30.94      $     32.96       $    30.05     $    28.88    $     25.00
                                                        -----------      -----------       ----------     ----------    -----------
Income From Operations
  Net investment income (a) .........................           .10              .09              .11            .16            .27
  Net realized and unrealized gain (loss) ...........          6.68              .04             8.11           4.96           6.80
                                                        -----------      -----------       ----------     ----------    -----------
    Total income from operations ....................          6.78              .13             8.22           5.12           7.07
                                                        -----------      -----------       ----------     ----------    -----------
Distributions
  From net investment income ........................          (.10)            (.10)            (.11)          (.16)          (.29)
  From net realized gain ............................         (1.91)           (2.05)           (5.20)         (3.79)         (2.90)
                                                        -----------      -----------       ----------     ----------    -----------
    Total distributions .............................         (2.01)           (2.15)           (5.31)         (3.95)         (3.19)
                                                        -----------      -----------       ----------     ----------    -----------
Net Asset Value, End of Period ......................   $     35.71      $     30.94       $    32.96     $    30.05    $     28.88
                                                        ===========      ===========       ==========     ==========    ===========

Total Return (%)(b) .................................         22.60              .70            28.66          18.51          28.67

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...........       752,530          533,819          482,159        365,955        279,566

  Ratios to average net assets (%)(b):
    Operating expenses ..............................           .92              .91              .92            .95            .83
    Net investment income ...........................           .31              .29              .35            .52            .97

  Portfolio turnover rate (%) .......................        111.89           128.87           103.00         120.78          89.31

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees. See
      Note 4.


37 Equity II Fund

Equity III Fund

Portolio Management Discussion

December 31, 1999 (unaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to value-oriented investment.

    [The following was depicted as a mountain chart in the printed material]

Dates   Equity III - Class I   Russell 10,000(R)        Lipper Equity &
                                    Value**                Income ++
             $10,000               $10,000                 $10,000
1990         $ 9,427                $9,192                  $9,373
1991         $12,054               $11,453                 $11,841
1992         $13,637               $13,035                 $12,953
1993         $15,581               $16,387                 $14,736
1994         $16,741               $16,091                 $14,383
1995         $21,402               $20,879                 $16,639
1996         $25,876               $25,397                 $22,099
1997         $34,447               $34,332                 $28,164
1998         $38,419               $39,698                 $31,307
1999         $38,514               $42,615                 $32,762
------------------------------------------------------------------------------
Total       $234,877              $237,068                $206,252
================================================================================

--------------------------------------------------------------------------------
Equity III Fund - Class I
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                      $10,025               0.25%
5 Years                     $24,467              19.58%ss.
10 Years                    $38,514              14.43%ss.
--------------------------------------------------------------------------------
Equity III Fund - Class E +++
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                      $10,010               0.10%
5 Years                     $24,430              19.55%ss.
10 Years                    $38,456              14.41%ss.
--------------------------------------------------------------------------------
Russell 1000(R)Value Index
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                      $10,735               7.35%
5 Years                     $28,238              23.07%ss.
10 Years                    $42,615              15.60%ss.
--------------------------------------------------------------------------------
Lipper(R)Equity Income Funds Benchmark
--------------------------------------------------------------------------------
Periods Ended              Growth of              Total
  12/31/99                  $10,000              Return
-------------             ------------        ------------
1 Year                      $10,463               4.63%
5 Years                     $22,805              17.93%ss.
10 Years                    $32,756              12.60%ss.


39 Equity III Fund

Equity III Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Equity III Fund Class I and Class E shares reflected total returns of 0.25% and 0.10%, respectively, as compared to the Russell 1000(R) Value Index results of 7.35%. The Fund trailed the index due to disappointing security selection linked to the strong valuation bias of its investment managers. Performance also trailed the 4.63% average return of mutual funds as tracked in the Lipper(R) Equity Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences between returns of the various market sectors. Led by the technology sector, the Russell 1000(R) Growth Index gained 33.16% for the year. Technology stocks alone, despite seemingly absurd valuations, rose nearly 77% for the same time period. Valuation-based investors found it a very frustrating environment in which to invest. Any level of valuation sensitivity proved a severe liability as value stocks in the Russell 1000(R) Index trailed their growth counterparts by 26 percentage points. Technology overwhelmingly dominated other market sectors as excitement over the Internet created aggressive buying. More traditional value sectors, such as financial services and utilities, managed gains of only 3.1% and 13.5%, respectively.

The Equity III Fund's managers found abundant opportunities to select stocks with strong fundamentals and very favorable market-relative valuations. However, the market ignored these securities in favor of anything linked to the Internet. Though overweighted in the technology sector, the Fund's Internet exposure proved insufficient given market trends. The Fund's managers all had a very frustrating year as their valuation sensitivity focused their investments away from the market's strongest performing issues.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999
--------------------------------------------------------------------------------

Chase Manhattan Corp.                                                    3.0%
AT&T Corp.                                                               2.7
MCI WorldCom, Inc.                                                       2.6
Citigroup, Inc.                                                          2.6
Exxon Mobil Corp. NPV                                                    2.3
Morgan Stanley Dean Witter & Co.                                         2.0
International Business Machines Corp.                                    1.9
Fleet Boston Financial Corp.                                             1.5
Dow Chemical Co.                                                         1.5
Morgan (J.P.) & Co., Inc.                                                1.4

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Current P/E Ratio                                                          16.0x
Portfolio Price/Book Ratio                                                 2.54x
Market Capitalization - $- Weighted
Average                                                                53.48 Bil
Number of Holdings                                                           206

--------------------------------------------------------------------------------
Money Managers                                                     Styles
--------------------------------------------------------------------------------

Equinox Capital Management, Inc.                                Value
Trinity Investment Management Corp.                             Value
Westpeak Investment Advisors, L.P.                              Value



* Equity III Fund Class I assumes initial investment on January 1, 1990.

** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000 Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++ Lipper(R) Equity Income Funds Benchmark is the average total return for the universe of funds within the Equity Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+++ Equity III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                              Equity III Fund 40

Equity III Fund

Statement of Net Assets

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Common Stocks - 93.2%
Auto and Transportation - 4.7%
Continental Airlines, Inc. Class B (a)                       6,900           306
Dana Corp.                                                   7,300           219
Delta Air Lines, Inc.                                       16,300           812
Eaton Corp.                                                  2,800           203
Ford Motor Co.                                              45,900         2,452
General Motors Corp.                                        28,900         2,101
Hertz Corp. Class A                                          3,000           150
Lear Corp. (a)                                              11,300           362
UAL Corp. (a)                                                2,500           194
Union Pacific Corp.                                         34,900         1,523
                                                                       ---------
                                                                           8,322
                                                                       ---------
Consumer Discretionary - 6.0%
AT&T Corp. - Liberty Media Group
  Class A (a)                                               22,400         1,271
Barnes & Noble, Inc. (a)                                    11,800           243
Brinker International, Inc.(a)                              18,600           446
Brunswick Corp.                                              6,100           136
CBS Corp. (a)                                                2,800           179
Darden Restaurants, Inc.                                    18,100           328
Dayton Hudson Corp.                                          1,400           103
Deluxe Corp.                                                 2,100            58
Eastman Kodak Co.                                           11,293           748
Federated Department Stores, Inc. (a)                        7,500           379
Fortune Brands, Inc.                                         7,800           258
Gannett Co., Inc.                                            4,900           400
International Game Technology                               12,200           248
Knight-Ridder, Inc.                                         21,000         1,250
May Department Stores Co.                                    2,900            94
MediaOne Group, Inc. (a)                                    14,400         1,106
MGM Grand, Inc. (a)                                          2,600           131
PanAmSat Corp. (a)                                           6,300           372
Payless ShoeSource, Inc. (a)                                 5,500           259
Shaw Industries, Inc. (a)                                   16,700           258
Times Mirror Co. Series A                                    2,300           154
Tribune Co.                                                 26,300         1,447
Washington Post Co. Class B                                    400           222
Whirlpool Corp.                                              7,000           455
                                                                       ---------
                                                                          10,545
                                                                       ---------
Consumer Staples - 2.0%
Albertson's, Inc.                                            8,000           258
ConAgra, Inc.                                               10,300           232
Dean Foods Co.                                                 200             8
IBP, Inc.                                                   59,500         1,071
Interstate Bakeries Corp.                                   15,000           272
PepsiCo, Inc.                                               16,000           564
Philip Morris Cos., Inc.                                    23,700           550
SuperValu, Inc.                                              5,000           100
Tyson Foods, Inc. Class A                                    8,900           145
U.S. Foodservice (a)                                        15,400           258
                                                                       ---------
                                                                           3,458
                                                                       ---------
Financial Services - 28.5%
Aetna, Inc.                                                 12,100           675
AFLAC, Inc.                                                  4,700           222
Allmerica Financial Corp.                                    9,900           551
Ambac Financial Group, Inc.                                 15,200           793
American General Corp.                                      16,600         1,260
American International Group, Inc.                          13,150         1,422
Associates First Capital Corp. Class A                      46,900         1,287
Astoria Financial Corp.                                     20,500           624
AXA Financial, Inc.                                          9,700           329
Bank of America Corp.                                       31,513         1,582
Bank One Corp.                                              18,200           584
Bear Stearns Co., Inc.                                       7,020           300
Charter One Financial, Inc.                                 23,100           442
Chase Manhattan Corp.                                       67,876         5,273
Citigroup, Inc.                                             81,900         4,551
Conseco, Inc.                                               76,400         1,366
Dime Bancorp, Inc.                                          26,100           395
Everest Reinsurance Holdings, Inc.                          15,600           348
Fannie Mae                                                  29,100         1,817
Federal Home Loan Mortgage Corp.                            14,300           673
First Data Corp.                                            11,200           552
Fleet Boston Financial Corp.                                78,400         2,729
Golden State Bancorp, Inc. (a)                              17,100           295
Golden West Financial Corp.                                 17,100           573
Hartford Financial Services
  Group, Inc. (The)                                         27,800         1,317
Hartford Life, Inc. Class A                                  6,800           299
Hibernia Corp. Class A                                      10,500           112
Highwoods Properties, Inc. (b)                              10,200           237
Hudson United Bancorp NPV                                    3,300            84
Lehman Brothers Holdings, Inc.                               3,300           279
Lincoln National Corp.                                      34,600         1,384
Loews Corp.                                                  8,800           534
Mack-Cali Realty Corp. (b)                                   9,000           235
Marshall & Ilsley Corp.                                      9,400           590
MBIA, Inc.                                                  19,300         1,019
MGIC Investment Corp.                                        6,200           373
Morgan (J.P.) & Co., Inc.                                   19,400         2,457
Morgan Stanley Dean Witter & Co.                            24,800         3,540
National City Corp.                                          8,900           211
New Plan Excel Realty Trust (b)                             24,700           391
Paine Webber Group, Inc.                                     5,700           221
PMI Group, Inc. (The)                                        4,900           239
PNC Bank Corp.                                              50,900         2,265
Provident Financial Group, Inc.                             16,200           581
Radian Group, Inc. (a)                                       4,000           191


41 Equity III Fund

Equity III Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Regions Financial Corp.                                     47,200         1,183
Ryder System, Inc.                                          18,300           447
SouthTrust Corp.                                            15,600           589
Sovereign Bancorp, Inc.                                     67,000           496
UnionBanCal Corp.                                           27,800         1,096
UnumProvident Corp.                                          7,100           228
Washington Mutual, Inc.                                     21,250           553
Wells Fargo Co.                                              9,400           380
                                                                       ---------
                                                                          50,174
                                                                       ---------
Health Care - 4.8%
Bard (C.R.), Inc.                                            3,100           164
Bausch & Lomb, Inc.                                          6,000           411
Baxter International, Inc.                                  17,800         1,118
Bristol-Myers Squibb Co.                                    15,400           988
Columbia/HCA Healthcare Corp.                               55,500         1,627
Genzyme Corp.  (a)                                           4,400           197
IVAX Corp. (a)                                              37,300           960
Johnson & Johnson                                            8,700           810
Mallinckrodt, Inc.                                           4,800           153
Pharmacia & Upjohn, Inc.                                    25,300         1,139
St. Jude Medical, Inc.  (a)                                    200             6
United Healthcare Corp.                                     17,700           940
                                                                       ---------
                                                                           8,513
                                                                       ---------

Integrated Oils - 6.4%
Amerada Hess Corp.                                          39,600         2,247
Ashland, Inc.                                               25,500           840
Chevron Corp.                                               24,000         2,079
Coastal Corp.                                               22,200           787
Murphy Oil Corp.                                             2,500           143
Phillips Petroleum Co.                                      20,900           982
Royal Dutch Petroleum Co.                                   17,000         1,027
Texaco, Inc.                                                15,400           836
Unocal Corp.                                                31,800         1,067
USX-Marathon Group                                          48,500         1,197
                                                                       ---------
                                                                          11,205
                                                                       ---------
Materials and Processing - 9.5%
Air Products & Chemicals, Inc.                              13,300           446
Alcoa, Inc.                                                 17,500         1,453
Armstrong World Industries, Inc.                             6,300           210
Ball Corp.                                                  10,800           425
Dow Chemical Co.                                            20,300         2,713
du Pont (E.I.) de Nemours & Co.                             12,400           817
FMC Corp. (a)                                                8,100           464
Fort James Corp.                                            16,500           452
Georgia-Pacific Corp. (Timber Group)                        29,500           726
Georgia-Pacific Group                                       19,400           985
Goodrich (B.F.) Co.                                         25,100           690
International Paper Co.                                     30,200         1,704
Kimberly-Clark Corp.                                         9,600           626
Lubrizol Corp.                                              18,600           574
Minnesota Mining &
  Manufacturing Co.                                          2,500           245
Morrison Knudsen Corp. 2003
  Warrants (a)                                                 350             1
Nucor Corp.                                                  1,700            93
PPG Industries, Inc.                                         2,800           175
Praxair, Inc.                                                5,500           277
Temple-Inland, Inc.                                          7,300           481
Textron, Inc.                                               12,300           943
USG Corp.                                                   14,400           679
USX-U.S. Steel Group                                        23,600           779
Westvaco Corp.                                               8,400           274
Weyerhaeuser Co.                                             5,300           381
Willamette Industries, Inc.                                  2,400           111
                                                                       ---------
                                                                          16,724
                                                                       ---------
Other Energy - 4.5%
Anadarko Petroleum Corp.                                     2,800            96
Apache Corp.                                                20,800           768
Constellation Energy Group                                  23,400           679
El Paso Energy Corp.                                        13,600           528
EOG Resources, Inc.                                         28,500           501
Exxon Mobil Corp. NPV (a)                                   50,853         4,097
Occidental Petroleum Corp.                                   4,000            87
Sempra Energy                                               31,800           553
Ultramar Diamond Shamrock Corp.                             25,400           576
                                                                       ---------
                                                                           7,885
                                                                       ---------

Producer Durables - 5.1%
Boeing Co.                                                  12,200           507
Briggs & Stratton Corp.                                      5,600           300
Caterpillar, Inc.                                           11,800           555
CommScope, Inc. (a)                                          7,300           294
Cummins Engine Co., Inc.                                     6,000           290
Deere & Co.                                                 31,200         1,353
Diebold, Inc.                                                6,200           146
Dover Corp.                                                  1,700            77
Honeywell International, Inc. (a)                           22,700         1,310
Ingersoll-Rand Co.                                           9,900           545
Johnson Controls, Inc.                                       9,600           546
Northrop Grumman Corp.                                      13,800           746
Parker-Hannifin Corp.                                        6,100           313
Raytheon Co. Class B                                        45,016         1,196
Snap-On Tools Corp.                                          4,800           128
Tecumseh Products Co. Class A                               15,200           716
Thomas & Betts Corp.                                         1,500            48
                                                                       ---------
                                                                           9,070
                                                                       ---------


                                                              Equity III Fund 42

Equity III Fund

                                                              December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                           Number        Value
                                                             of          (000)
                                                           Shares          $
                                                          ---------    ---------
--------------------------------------------------------------------------------

Technology - 7.5%
Atmel Corp. (a)                                             12,000           355
AVX Corp.                                                    1,900            95
BMC Software, Inc. (a)                                      15,500         1,238
Cooper Industries, Inc.                                     10,700           433
Electronic Data Systems Corp.                               25,667         1,718
General Dynamics Corp.                                      16,700           881
Intel Corp.                                                 16,956         1,395
International Business
  Machines Corp.                                            31,100         3,359
LSI Logic Corp. (a)                                          1,600           108
Motorola, Inc.                                               9,300         1,369
NCR Corp. (a)                                               23,300           882
Unisys Corp. (a)                                            43,800         1,399
                                                                       ---------
                                                                          13,232
                                                                       ---------
Utilities - 14.2%
Alltel Corp.                                                 4,700           389
Associated Group, Inc. (The)
  Class A (a)                                                1,800           165
AT&T Corp.                                                  93,000         4,720
Bell Atlantic Corp.                                         37,468         2,307
BellSouth Corp.                                             21,200           992
Cox Communications, Inc. Class A (a)                         2,200           113
DTE Energy Co.                                              24,900           781
Energy East Corp.                                           13,800           287
Entergy Corp.                                               26,200           675
FirstEnergy Corp.                                           38,900           883
GPU, Inc.                                                   22,300           668
GTE Corp.                                                   31,500         2,222
MCI WorldCom, Inc. (a)                                      86,550         4,586
Peco Energy Co.                                             13,300           462
Public Service Enterprise Group, Inc.                       34,200         1,191
Questar Corp.                                               16,200           243
SBC Communications, Inc.                                    40,000         1,950
Sprint Corp.                                                 7,754           522
Telephone & Data Systems, Inc.                               1,500           189
Texas Utilities Co.                                         44,200         1,572
United States Cellular Corp. (a)                             1,200           121
                                                                       ---------
                                                                          25,038
                                                                       ---------
Total Common Stocks
(cost $151,815)                                                          164,166
                                                                       ---------

                                                      Principal          Market
                                                       Amount             Value
                                                       (000)              (000)
                                                         $                  $
                                                      ---------         --------

Short-Term Investments - 6.8%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (c)                                      10,543           10,543
United States Treasury Bills
  4.670% due 01/20/00 (c)(d)(e                            1,500            1,496
                                                                       ---------
Total Short-Term Investments
(cost $12,039)                                                            12,039
                                                                       ---------
Total Investments - 100.0%
(identified cost $163,854)                                               176,205

Other Assets and Liabilities,
Net - 0.0%                                                                    83
                                                                       ---------
Net Assets - 100.0%                                                      176,288
                                                                       =========

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   Real Estate Investment Trust (REIT).
(c)   At amortized cost, which approximates market.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
NPV - No Par Value

 See accompanying notes which are an integral part of the financial statements.


43 Equity III Fund

Equity III Fund

                                                              December 31, 1999

                                                                    Unrealized
                                                   Number          Appreciation
                                                     of           (Depreciation)
                                                  Contracts*          (000)
                                                --------------    --------------
Futures Contracts

S&P Barra Value Index
  expiration date 03/00                                  28      $            58

S&P 500 Index
  expiration date 03/00                                  17                  214
                                                                  --------------
Total Unrealized Appreciation
  (Depreciation) on Open
  Futures Contracts Purchased                                     $          272
                                                                  ==============

 See accompanying notes which are an integral part of the financial statements.


                                                              Equity III Fund 44

Equity III Fund

Statement of Operations

Amounts in thousands                               Year ended December 31, 1999


Assets
Investments at market (identified cost $163,854) .........................        $   176,205
Receivables:
  Dividends ..............................................................                399
  Investments sold .......................................................                  4
  Fund shares sold .......................................................                 70
  Daily variation margin on futures contracts ............................                 34
Prepaid expenses .........................................................                  2
                                                                                  -----------
     Total assets ........................................................            176,714

Liabilities
Payables:
  Fund shares redeemed ....................................... $       372
  Accrued fees to affiliates .................................          21
  Other accrued expenses .....................................          33
                                                               -----------
     Total liabilities ...................................................                426
                                                                                  -----------
Net Assets ...............................................................        $   176,288
                                                                                  ===========
Net Assets Consist of:
Accumulated net realized gain (loss) .....................................        $     4,021
Unrealized appreciation (depreciation) on:
  Investments ............................................................             12,351
  Futures contracts ......................................................                272
Shares of beneficial interest ............................................                 67
Additional paid-in capital ...............................................            159,577
                                                                                  -----------
Net Assets ...............................................................        $   176,288
                                                                                  ===========
Net Asset Value, offering and redemption price per share:
  Class E ($7,926,649 divided by 302,828 shares of $.01 par value
    shares of beneficial interest outstanding) ...........................        $     26.18
                                                                                  ===========
  Class I ($168,361,414 divided by 6,431,356 shares of $.01 par value
    shares of beneficial interest outstanding) ...........................        $     26.18
                                                                                  ===========

 See accompanying notes which are an integral part of the financial statements.


45 Equity III Fund

Equity III Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999


Investment Income
  Dividends ..............................................................        $     3,746
  Dividends from Money Market Fund .......................................                479
  Interest ...............................................................                106
                                                                                  -----------
     Total investment income .............................................              4,331

Expenses
  Advisory fees .............................................. $     1,080
  Administrative fees ........................................          99
  Custodian fees .............................................         148
  Transfer agent fees ........................................          99
  Professional fees ..........................................          20
  Registration fees ..........................................          77
  Shareholder servicing fees - Class E .......................          10
  Trustees' fees .............................................           6
  Miscellaneous ..............................................          34
                                                               -----------
     Total expenses ......................................................              1,573
                                                                                  -----------
Net investment income ....................................................              2,758
                                                                                  -----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments ................................................     14,007
  Futures contracts ..........................................      1,696              15,703
                                                               -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ................................................    (18,033)
  Futures contracts ..........................................       (276)            (18,309)
                                                               -----------        -----------
Net realized and unrealized gain (loss) ..................................             (2,606)

Net increase (decrease) in net assets from operations ....................        $       152
                                                                                  ===========

 See accompanying notes which are an integral part of the financial statements.


                                                              Equity III Fund 46

Equity III Fund

Statement of Changes in Net Assets

Amounts in thousands                                                Years Ended December 31,
                                                                    -----------------------
                                                                       1999          1998
                                                                    ----------    ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income .........................................   $   2,758    $   3,613
   Net realized gain (loss) ......................................      15,703       28,478
   Net change in unrealized appreciation (depreciation) ..........     (18,309)      (9,816)
                                                                     ---------    ---------

     Net increase (decrease) in net assets from operations .......         152       22,275
                                                                     ---------    ---------

Distributions
   From net investment income
     Class E .....................................................         (52)          --
     Class I .....................................................      (2,693)      (3,541)
   From net realized gain
     Class E .....................................................        (545)          --
     Class I .....................................................     (16,024)     (25,167)
                                                                     ---------    ---------

        Net decrease in net assets from distributions ............     (19,314)     (28,708)
                                                                     ---------    ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions .     (15,041)     (25,188)
                                                                     ---------    ---------

Total net increase (decrease) in net assets ......................     (34,203)     (31,621)

Net Assets
   Beginning of period ...........................................     210,491      242,112
                                                                     ---------    ---------
   End of period (including undistributed net investment income of
     $72 at December 31, 1998) ...................................   $ 176,288    $ 210,491
                                                                     =========    =========

See accompanying notes which are an integral part of the financial statements.


47 Equity III Fund

Equity III Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999
                                                                      ---------
Net Asset Value, Beginning of Period .............................    $   30.27
                                                                      ---------

Income From Operations
   Net investment income (a) .....................................          .21
   Net realized and unrealized gain (loss) .......................        (2.12)
                                                                      ---------
     Total income from operations ................................        (1.91)
                                                                      ---------
Distributions
   From net investment income ....................................         (.25)
   From net realized gain ........................................        (1.93)
                                                                      ---------
     Total distributions .........................................        (2.18)
                                                                      ---------
Net Asset Value, End of Period ...................................    $   26.18
                                                                      =========

Total Return (%)(b) ..............................................        (6.13)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        7,927

   Ratios to average net assets (%)(c):
     Operating expenses ..........................................         1.03
     Net investment income .......................................         1.25

   Portfolio turnover rate (%) ...................................       146.28

*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                              Equity III Fund 48

Equity III Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        Years Ended December 31,
                                              -----------------------------------------------------------------------
                                                 1999           1998           1997           1996           1995
                                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ......   $     29.12    $     29.80    $     29.68    $     29.11    $     24.18
                                              -----------    -----------    -----------    -----------    -----------

Income From Operations
   Net investment income (a) ..............           .40            .47            .60            .70            .82
   Net realized and unrealized gain (loss)           (.41)          2.75           8.69           5.10           7.73
                                              -----------    -----------    -----------    -----------    -----------
     Total income from operations .........          (.01)          3.22           9.29           5.80           8.55
                                              -----------    -----------    -----------    -----------    -----------

Distributions
   From net investment income .............          (.40)          (.47)          (.61)          (.71)          (.83)
   From net realized gain .................         (2.53)         (3.43)         (8.56)         (4.52)         (2.79)
                                              -----------    -----------    -----------    -----------    -----------
     Total distributions ..................         (2.93)         (3.90)         (9.17)         (5.23)         (3.62)
                                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period ............   $     26.18    $     29.12    $     29.80    $     29.68    $     29.11
                                              ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) .......................           .25          11.53          33.13          20.90          35.96

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       168,361        210,491        242,112        221,778        222,541

   Ratios to average net assets (%)(b):
     Operating expenses ...................           .79            .74            .78            .79            .65
     Net investment income ................          1.39           1.54           1.77           2.23           2.90

   Portfolio turnover rate (%) ............        146.28         135.53         128.86         100.78         103.40

----------
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


49 Equity III Fund

Equity Q Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Index.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000 Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

[The following table was depicted as a mountain chart in the printed material.]

                Equity Q -        Russell            Lipper(R) Growth
Dates           Class I++         1000(R)**          & Income II++++

Yearly periods
ended
December 31

Inception*         $10,000         $10,000              $10,000
     1990           $9,520         $89,684               $9,651
     1991          $12,579         $12,749              $12,300
     1992          $13,892         $13,901              $13,322
     1993          $15,741         $15,313              $14,616
     1994          $15,898         $15,371              $14,664
     1995          $21,924         $21,176              $19,161
     1996          $27,112         $25,000              $23,123
     1997          $36,077         $34,449              $29,387
     1998          $45,410         $49,767              $39,091
     1999          $65,490         $52,907              $28,552
---------------------------------------------------------------------------
Total             $283,558        $255,138             $218,760
---------------------------------------------------------------------------

Equity Q Fund - Class I

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $12,196         21.96%
5 Years         $34,870         28.36%ss.
10 Years        $55,430         18.67%ss.

Equity Q Fund - Class E++++++

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $12,185         21.85%
5 Years         $34,838         28.34%ss.
10 Years        $55,380         18.66%ss.

Russell 1000(R) Index

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $12,091         20.91%
5 Years         $34,421         28.05%ss.
10 Years        $52,907         18.13%ss.

Lipper(R) Growth & Income Funds Benchmark

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $11,375         13.75%
5 Years         $26,291         21.33%ss.
10 Years        $38,552         14.45%ss.


51 Equity Q Fund

Equity Q Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Equity Q Fund Class I and Class E shares reflected total returns of 21.96% and 21.85%, respectively, as compared to the Russell 1000(R) Index results of 20.91%. The Fund exceeded the index primarily due to effective security selection. Performance also compared favorably with the 13.75% average return of mutual funds tracked in the Lipper(R) Growth and Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences in returns between the various market sectors. Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Unlike the previous four years, the market's advance was much broader across capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. The market was also narrower, however, by economic sector performance, which was mostly reflective of the extreme strength of technology issues. Technology, which gained 77% for the year, dominated other market sectors, as excitement over the Internet created aggressive buying. Other sectors lagged by a wide margin, as value stocks in the Russell 1000 Index trailed their growth counterparts by 26 percentage points.

The Equity Q Fund fared better than both the Russell 1000 Index and the majority of its peers in the Lipper Growth and Income Funds Universe. Its mix of quantitative approaches proved effective in capturing stock selection opportunities within a risk-controlled portfolio. The Fund's four managers sustained performance through the year by focusing on opportunities within economic sectors, with the sectors themselves weighted in line with the index. This had the desirable effect of maintaining exposure to aggressively-valued sectors which continued to outperform.

A new manager was added to the Fund during the year, bringing the total to four. The new manager, Jacobs Levy, employs a solid quantitative approach to investing.

Top Ten Equity Holdings
(as a percent of Total Investments)
                                                           December 31, 1999

General Electric Co.                                              3.9%
Cisco Systems, Inc.                                               3.7
Microsoft Corp.                                                   3.2
Exxon Mobil Corp. NPV                                             2.0
Lucent Technologies, Inc.                                         2.0
Wal-Mart Stores, Inc.                                             1.9
Intel Corp.                                                       1.7
MCI WorldCom, Inc.                                                1.6
Bank of America Corp.                                             1.5
Oracle Systems Corp.                                              1.5

Portfolio Characteristics
                                                           December 31, 1999

Current P/E Ratio                                                25.7x
Portfolio Price/Book Ratio                                       4.59x
Market Capitalization - $- Weighted Average                    125.96 Bil
Number of Holdings                                                563

Money Managers                                                     Styles

Barclays Global Investors, N.A.                               Market-Oriented
Franklin Portfolio Associates, LLC                            Market-Oriented
J.P. Morgan Investment Management, Inc.                       Market-Oriented
Jacobs Levy Equity Management, Inc.                           Market-Oriented

*       Equity Q Fund Class I assumes initial investment on January 1, 1990.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++++ Equity Q Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Equity Q Fund 52

Equity Q Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Common Stocks - 94.5%
Auto and Transportation - 1.9%
Alaska Air Group, Inc. (a)                              7,900              277
America West Holding Corp. Class B (a)                  9,900              205
Arvin Industries, Inc.                                  5,700              162
Burlington Northern, Inc.                              81,400            1,974
CNF Transportation, Inc.                                4,600              159
Consolidated Freightways Corp. (a)                        600                5
Cooper Tire & Rubber Co.                                5,700               89
CSX Corp.                                              19,200              602
Dana Corp.                                             34,800            1,042
Delphi Automotive Systems Corp.                        76,825            1,210
Delta Air Lines, Inc.                                  50,500            2,516
Eaton Corp.                                            10,100              734
Expeditors International of Washington, Inc.            6,700              291
Ford Motor Co.                                        152,846            8,168
General Motors Corp.                                   20,800            1,512
Genuine Parts Co.                                      10,900              270
Goodyear Tire & Rubber Co.                             21,500              606
Lear Corp. (a)                                         26,100              835
Meritor Automotive, Inc.                               31,400              608
Modine Manufacturing Co.                                3,000               75
Norfolk Southern Corp.                                 20,900              428
PACCAR, Inc.                                           12,700              562
Tower Automotive, Inc. (a)                             10,900              168
Trinity Industries, Inc.                               16,200              461
TRW, Inc.                                               7,501              390
UAL Corp. (a)                                           8,700              675
Union Pacific Corp.                                    42,220            1,842
USFreightways Corp.                                     7,100              336
Wisconsin Central Transportation Corp. (a)              3,200               42
                                                                     ---------
                                                                        26,244
                                                                     ---------

Consumer Discretionary - 11.0%
Abercrombie & Fitch Co. Class A (a)                    98,200            2,621
Alberto Culver Co. Class B                              8,100              209
Amazon.com, Inc. (a)                                    5,900              449
American Eagle Outfitters, Inc. NPV (a)                 3,100              140
Applebee's International, Inc.                          7,100              209
AT&T Corp. - Liberty Media Group Class A (a)           52,900            3,002
Best Buy Co. (a)                                       55,935            2,807
BHC Communications, Inc. Class A                          500               80
BJ's Wholesale Club, Inc. (a)                           5,100              186
Brunswick Corp.                                       102,528            2,281
Buffets, Inc. (a)                                       6,800               68
Callaway Golf Co.                                      40,600              718
Catalina Marketing Corp. (a)                            4,100              475
CEC Entertainment, Inc. (a)                             5,500              156
Cendant Corp. (a)                                     230,000            6,109
Central Newspapers, Inc. Class A                        4,800              189
Circuit City Stores, Inc.                              12,900              581
Clear Channel Communications, Inc. (a)                 54,500            4,864
CMG Information Services, Inc. (a)                      1,000              277
Costco Wholesale Corp. (a)                             13,100            1,195
Cost Plus, Inc. (a)                                     7,400              263
Darden Restaurants, Inc.                               68,800            1,247
Dayton Hudson Corp.                                    81,879            6,013
Delhaize America, Inc.                                  5,800              118
Deluxe Corp.                                           20,000              549
Dillard's, Inc. Class A                                 7,200              145
Disney (Walt) Co.                                     112,800            3,299
Eastman Kodak Co.                                      36,092            2,391
Enesco Group, Inc.                                     10,400              115
Extended Stay America, Inc. (a)                        12,300               94
Federated Department Stores, Inc. (a)                  72,400            3,661
Fortune Brands, Inc.                                   25,930              857
Furniture Brands International, Inc. (a)                8,300              183
Gannett Co., Inc.                                      24,800            2,023
Gap, Inc.                                             107,200            4,931
GTECH Holdings Corp. (a)                               10,800              238
Harland (John H.) Co.                                   2,000               37
Hasbro, Inc.                                            9,800              187
Hilton Hotels Corp. (a)                                60,800              585
Home Depot, Inc. (The)                                205,290           14,075
Infinity Broadcasting Corp. Class A (a)                 7,000              253
Interim Services, Inc. (a)                              4,800              119
International Game Technology                          24,600              500
Interpublic Group Cos., Inc.                           10,400              600
Intimate Brands, Inc. Class A                          10,300              444
JC Penney & Co., Inc.                                  47,500              947
Jones Apparel Group, Inc. (a)                          15,800              429
Jostens, Inc.                                           6,700              163
Kmart Corp. (a)                                       146,500            1,474
Knight-Ridder, Inc.                                    25,300            1,505
Land's End, Inc. (a)                                   36,700            1,275
Leggett & Platt, Inc.                                  32,400              695
Lowe's Cos., Inc.                                      37,600            2,247
Mandalay Resort Group (a)                              12,100              244
Manpower, Inc.                                         69,200            2,604
Mattel, Inc.                                           52,000              683
May Department Stores Co.                              33,400            1,077
McDonald's Corp.                                        1,800               73
MediaOne Group, Inc. (a)                               91,200            7,005
Mirage Resorts, Inc. (a)                               41,200              631
New York Times Co. Class A                             23,700            1,164


53 Equity Q Fund

Equity Q Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Nordstrom, Inc.                                         7,400              194
Office Depot, Inc. (a)                                 57,300              627
Omnicom Group, Inc.                                    16,470            1,647
Pacific Sunwear of California (a)                       3,100               99
Priceline.com, Inc. (a)                                 9,900              469
Reebok International, Ltd. (a)                          9,500               78
Reynolds & Reynolds Co. Class A                         3,100               70
Russell Corp.                                           1,900               32
Scholastic Corp. (a)                                    2,600              162
Sears Roebuck & Co.                                   221,300            6,736
Service Corp. International                            67,800              470
Shaw Industries, Inc. (a)                              63,600              982
Starwood Hotels & Resorts Worldwide, Inc.              41,600              978
Station Casinos, Inc. (a)                              13,400              301
Tiffany & Co.                                          15,700            1,401
Time Warner, Inc.                                      70,000            5,071
Times Mirror Co. Series A                               9,200              616
TJX Cos., Inc.                                         46,100              942
TMP Worldwide, Inc. (a)                                   700               99
Toys "R" Us, Inc. (a)                                 132,500            1,896
Tribune Co.                                            17,004              936
Tricon Global Restaurants, Inc. (a)                    94,700            3,658
Tupperware Corp.                                       26,000              440
Univision Communications, Inc. Class A (a)              3,200              327
Valassis Communications, Inc. (a)                      14,200              600
Venator Group, Inc. (a)                                   200                1
Viacom, Inc. Class B (a)                               67,769            4,096
Wal-Mart Stores, Inc.                                 390,343           26,982
Washington Post Co. Class B                               303              168
Water Pik Technologies, Inc. (a)                          505                5
Whirlpool Corp.                                         8,300              539
Young & Rubicam, Inc.                                  12,200              862
Zale Corp. (a)                                          3,400              163
                                                                     ---------
                                                                       153,406
                                                                     ---------

Consumer Staples - 6.0%
Albertson's, Inc.                                       3,400              110
Anheuser-Busch Cos., Inc.                              36,720            2,603
Bestfoods                                               4,500              237
Brown-Forman Distillers, Inc. Class B                   7,652              438
Church and Dwight Co., Inc.                             7,800              208
Clorox Co. (The)                                       19,800              997
Coca-Cola Co. (The)                                     7,615              444
Colgate-Palmolive Co.                                  22,900            1,489
ConAgra, Inc.                                         170,956            3,857
Corn Products International, Inc.                       5,000              164
Earthgrains Co.                                         5,100               82
General Mills, Inc.                                    37,600            1,344
Gillette Co. (The)                                     70,400            2,900
Great Atlantic & Pacific Tea Co., Inc.                  1,200               33
Heinz (H.J.) Co.                                       32,300            1,286
Hershey Foods Corp.                                    11,400              542
Hormel Foods Corp.                                     45,700            1,857
IBP, Inc.                                             211,100            3,800
International Flavors & Fragrances, Inc.               11,974              452
Interstate Bakeries Corp.                               2,300               42
Jack in the Box, Inc. (a)                               7,200              149
Kroger Co. (The) (a)                                   88,800            1,676
PepsiCo, Inc.                                         208,800            7,360
Philip Morris Cos., Inc.                              353,450            8,196
Procter & Gamble Co.                                  181,300           19,864
Quaker Oats Co.                                        40,000            2,625
Ralston-Purina Group                                   88,200            2,459
Safeway, Inc. (a)                                      91,425            3,251
Sara Lee Corp.                                        237,100            5,231
Seagram Co., Ltd. NPV                                 106,200            4,772
SuperValu, Inc.                                        13,300              266
SYSCO Corp.                                            45,000            1,780
Tyson Foods, Inc. Class A                              17,800              289
U.S. Foodservice (a)                                   12,900              216
Unilever NV (a)                                        42,300            2,302
Universal Corp.                                        31,400              715
                                                                     ---------
                                                                        84,036
                                                                     ---------

Financial Services - 13.7%
Aetna, Inc.                                            29,480            1,645
Allstate Corp.                                        167,400            4,018
Ambac Financial Group, Inc.                            12,200              637
American Financial Group, Inc.                          3,000               79
American International Group, Inc.                    188,787           20,413
American National Insurance Co.                         1,600              102
AmSouth Bancorp                                        96,275            1,859
AON Corp.                                              62,610            2,504
Associates First Capital Corp. Class A                104,184            2,859
Astoria Financial Corp.                                18,500              563
Automatic Data Processing, Inc.                         5,700              307
AXA Financial, Inc.                                     7,400              251
Bank of America Corp.                                 421,644           21,161
Bank One Corp.                                        109,400            3,508
BB&T Corp.                                                900               25
Bear Stearns Co., Inc.                                 22,470              961
Block (H&R) Co., Inc.                                  10,415              456
Capital One Financial Corp.                            13,500              651
Charter One Financial, Inc.                            29,405              562
Chase Manhattan Corp.                                  59,555            4,627
CIGNA Corp.                                            26,200            2,111
Cincinnati Financial Corp.                              7,900              245
CIT Group, Inc.                                        20,900              442
Citigroup, Inc.                                       376,452           20,917


                                                                Equity Q Fund 54

EQUITY Q FUND

                                                         DECEMBER 31, 1999
                                                              MARKET
                                              NUMBER           VALUE
                                                OF             (000)
                                              SHARES             $
                                              ------        ---------

City National Corp.                            5,200            171
CNA Financial Corp. (a)                        7,900            308
Colonial BancGroup, Inc.                       4,400             46
Comerica, Inc.                                36,000          1,681
Compass Bancshares, Inc.                       5,200            116
Conseco, Inc.                                  6,400            114
Countrywide Credit Industries, Inc.           27,200            687
Dime Bancorp, Inc.                            19,800            299
Dow Jones & Co., Inc.                         19,700          1,340
DST Systems, Inc. (a)                          2,200            168
E.W. Blanch Holdings, Inc.                     4,300            263
Equifax, Inc.                                 32,400            763
Everest Reinsurance Holdings, Inc.             6,200            138
Fannie Mae                                    37,100          2,316
Federal Home Loan Mortgage Corp.             167,384          7,878
Financial Security Assurance                   3,600            188
   Holdings, Ltd.
FINOVA Group, Inc.                            11,400            405
First Data Corp.                              30,000          1,479
First Tennessee National Corp.                13,400            382
First Union Corp.                            144,000          4,725
Firstar Corp.                                 38,200            807
FirstMerit Corp.                               4,900            113
Fleet Financial Corp.                         88,817          3,092
Foundation Health Systems, Inc. (a)           16,700            166
Franklin Resources, Inc.                         700             22
Fremont General Corp.                          9,000             66
Golden State Bancorp, Inc. (a)                 9,700            167
Golden West Financial Corp.                   35,100          1,176
Goldman Sachs Group, Inc. (a)                  4,600            433
Greenpoint Financial Corp.                    19,800            471
Hartford Financial Services Group,            37,200          1,762
   Inc. (The)
Heller Financial, Inc. Class A                 4,900             98
Hibernia Corp. Class A                        17,400            185
Household International Corp.                 23,000            857
Huntington Bancshares, Inc.                   23,600            562
KeyCorp                                       66,000          1,460
Lehman Brothers Holdings, Inc.                 6,200            525
Leucadia National Corp.                        5,900            136
Loews Corp.                                    9,100            552
M & T Bank Corp.                                 700            290
Marsh & McLennan Cos., Inc.                   41,210          3,943
MBIA, Inc.                                    20,900          1,104
MBNA Corp.                                   110,173          3,002
Mercantile Bankshares Corp.                    7,500            240
Mercury General Corp.                          7,200            160
Merrill Lynch & Co., Inc.                     44,570          3,722
MONY Group, Inc. (The)                         5,000            146
Morgan (J.P.) & Co., Inc.                     15,218          1,927
Morgan Stanley Dean Witter & Co.             104,698         14,946
National City Corp.                           67,000          1,587
North Fork Bancorp., Inc.                     44,000            770
Ocwen Financial Corp. (a)                      4,200             26
Old Republic International Corp.              21,900            298
Pacific Century Financial Corp.                7,200            135
Paine Webber Group, Inc.                      12,500            485
Paychex, Inc.                                 20,670            826
Peoples Heritage Financial Group               8,400            126
PMI Group, Inc. (The)                         33,800          1,650
PNC Bank Corp.                               117,150          5,213
Profit Recovery Group International,           3,600             95
   Inc. (The) (a)
Provident Financial Group, Inc.                3,000            108
Providian Financial Corp.                     10,747            979
Radian Group, Inc. (a)                         3,300            158
Regions Financial Corp.                       23,000            576
Ryder System, Inc.                             6,300            154
SAFECO Corp.                                  22,500            558
Schwab (Charles) Corp.                         3,745            144
SEI Corp.                                        500             60
SouthTrust Corp.                              83,050          3,135
Sovereign Bancorp, Inc.                       57,600            427
Spieker Properties, Inc.                       8,300            302
St. Paul Cos., Inc.                           42,500          1,432
Summit Bancorp                                18,400            564
SunTrust Banks, Inc.                          33,354          2,295
TCF Financial Corp.                            8,000            199
TD Waterhouse Group, Inc. (a)                 16,200            266
Torchmark Corp.                                9,000            262
Transatlantic Holdings, Inc.                   1,800            141
Travelers Property Casualty Corp.             10,700            366
   Class A
Trustmark Corp.                                1,900             41
U.S. Bancorp                                  69,700          1,660
Union Planters Corp.                          14,700            580
UnionBanCal Corp.                             26,057          1,028
UnumProvident Corp.                           67,100          2,151
Washington Federal, Inc.                       4,900             95
Washington Mutual, Inc.                      104,816          2,724
Wells Fargo Co.                               81,300          3,287
                                                            -------
                                                            191,403
                                                            -------

HEALTH CARE - 8.2%
Abbott Laboratories                              500             18
Allergan, Inc.                               133,212          6,627
ALZA Corp. (a)                                62,400          2,161
American Home Products Corp.                 126,000          4,969
Apria Healthcare Group, Inc. (a)               6,600            118
Baxter International, Inc.                    31,600          1,985
Bergen Brunswig Corp. Class A                 28,332            236
Biogen, Inc. (a)                              24,432          2,063


55 Equity Q Fund

                                                             MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                              ------        ---------
Bristol-Myers Squibb Co.                     272,160         17,469
Cardinal Health, Inc.                         42,973          2,057
Chiron Corp.  (a)                             47,071          1,992
Columbia/HCA Healthcare Corp.                110,151          3,229
Forest Labs, Inc. (a)                         58,900          3,619
Genzyme Corp.  (a)                            71,800          3,222
HEALTHSOUTH Corp. (a)                         91,900            494
Human Genome Sciences, Inc. (a)                2,400            366
Humana, Inc. (a)                              38,900            318
ICN Pharmaceuticals, Inc.                     66,800          1,691
Immunex Corp. (a)                              7,136            781
IVAX Corp. (a)                                75,600          1,947
Johnson & Johnson                            100,700          9,378
Lilly (Eli) & Co.                            105,000          6,983
Mallinckrodt, Inc.                            86,800          2,761
Manor Care, Inc. (a)                           7,900            126
MedImmune, Inc. (a)                            6,481          1,074
Medtronic, Inc.                               30,700          1,119
Merck & Co., Inc.                            145,314          9,745
PacifiCare Health Systems, Inc. (a)           41,800          2,215
PE Corp.                                       4,000            481
Pfizer, Inc.                                 217,400          7,052
Pharmacia & Upjohn, Inc.                      62,975          2,834
Schering-Plough Corp.                        104,100          4,392
St. Jude Medical, Inc.  (a)                    1,000             31
Tenet Healthcare Corp. (a)                    66,200          1,556
Trigon Healthcare, Inc. (a)                    3,400            100
United Healthcare Corp.                       32,232          1,712
Warner-Lambert Co.                            60,200          4,933
Watson Pharmaceuticals, Inc. (a)              26,200            938
Wellpoint Health Networks, Inc. (a)           26,978          1,779
                                                           --------
                                                            114,571
                                                           --------

INTEGRATED OILS - 3.6%
Amerada Hess Corp.                             8,000            454
Ashland, Inc.                                 11,800            389
Atlantic Richfield Co.                        11,100            960
Chevron Corp.                                 38,300          3,318
Coastal Corp.                                 10,000            354
Conoco, Inc. Class B NPV                      35,187            875
Enron Corp.                                   85,348          3,787
Exxon Mobil Corp. NPV (a)                    344,895         27,786
Kerr-McGee Corp.                              22,885          1,419
Lyondell Petrochemical Co.                    27,800            354
Phillips Petroleum Co.                        14,400            677
Royal Dutch Petroleum Co.                     92,600          5,597
Texaco, Inc.                                  43,500          2,363
USX-Marathon Group                            48,200          1,189
                                                           --------
                                                             49,522
                                                           --------

MATERIALS AND PROCESSING - 5.7%
Air Products & Chemicals, Inc.                48,500          1,628
Alcoa, Inc.                                   54,300          4,507
Allegheny Technologies, Inc. (a)              14,500            325
Archer-Daniels-Midland Co.                   117,743          1,435
B.F. Goodrich Co.                             11,600            319
Banta Corp.                                    5,700            129
Boise Cascade Corp.                            4,900            198
Bowater, Inc.                                  7,300            396
Dow Chemical Co.                              89,002         11,893
FMC Corp. (a)                                  1,800            103
Fort James Corp.                              23,600            646
Fuller (H.B.) Co.                              1,700             95
Georgia Gulf Corp.                            13,200            402
Georgia-Pacific Group                        127,700          6,481
Illinois Tool Works, Inc.                     28,491          1,925
IMC Global, Inc.                              33,500            549
International Paper Co.                       13,462            760
Kimberly-Clark Corp.                          24,859          1,622
Lafarge Corp.                                 10,900            301
Louisiana Pacific Corp.                       25,400            362
Lubrizol Corp.                                 3,600            111
Minnesota Mining & Manufacturing Co.          96,015          9,397
Monsanto Co.                                 145,000          5,166
Nucor Corp.                                   21,800          1,195
OM Group                                       3,500            121
Owens Corning                                  4,000             77
PPG Industries, Inc.                           9,500            594
Praxair, Inc.                                  2,000            101
Reynolds Metals Co.                            9,400            720
Rohm & Haas Co.                               60,559          2,464
RPM, Inc. (Ohio)                               1,205             12
Sherwin-Williams Co.                          16,791            353
Sigma Aldrich Corp.                           55,200          1,656
Smurfit-Stone Container Corp. (a)             37,900            926
Solutia, Inc.                                 58,900            909
Teleflex, Inc.                                   354             11
Temple-Inland, Inc.                            7,500            495
Texas Industries, Inc.                         3,800            162
Textron, Inc.                                  7,200            552
Tyco International, Ltd.                     325,681         12,661
Unifi, Inc. (a)                               10,000            123
Union Carbide Corp.                            8,400            561
USEC, Inc.                                     9,300             65
USG Corp.                                     81,300          3,831
USX-U.S. Steel Group                           4,300            142
Weyerhaeuser Co.                              40,434          2,903
                                                           --------
                                                             79,384
                                                           --------

                                                                Equity Q Fund 56

Equity Q Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Miscellaneous - 0.1%
Convergys Corp. NPV (a)                                31,100              956
                                                                     ---------

Other Energy - 1.0%
Apache Corp.                                          104,000            3,842
Burlington Resources, Inc.                              8,900              294
Cooper Cameron Corp. (a)                                6,800              333
El Paso Energy Corp.                                   16,400              637
ENSCO International, Inc.                              15,000              343
Global Marine, Inc. (a)                                22,200              369
Input/Output, Inc. (a)                                  2,800               14
Noble Drilling Corp.  (a)                              22,500              737
Pioneer Natural Resources Co. (a)                       3,234               29
R&B Falcon Corp. (a)                                   24,600              326
Smith International, Inc. (a)                           4,800              239
Sunoco, Inc.                                            9,600              226
Tidewater, Inc.                                         5,500              198
Tosco Corp.                                            84,800            2,306
Transocean Sedco Forex, Inc. NPV (a)                   21,486              724
Ultramar Diamond Shamrock Corp.                        96,000            2,178
Union Pacific Resources Group, Inc.                    85,800            1,093
Valero Energy Corp.                                     7,800              154
                                                                     ---------
                                                                        14,042
                                                                     ---------

Producer Durables - 7.4%
Applied Materials, Inc. (a)                            46,180            5,848
Boeing Co.                                             19,100              794
Boston Scientific Corp. (a)                            23,900              523
Briggs & Stratton Corp.                                12,000              644
CommScope, Inc. (a)                                    21,400              863
Cordant Technologies, Inc.                                800               26
CTS Corp.                                              17,100            1,289
Cummins Engine Co., Inc.                               13,300              643
D.R. Horton, Inc.                                      21,300              294
Deere & Co.                                            29,400            1,275
Diebold, Inc.                                          68,144            1,601
Dover Corp.                                            71,800            3,258
Emerson Electric Co.                                   11,100              637
General Electric Co.                                  349,300           54,054
Honeywell International, Inc. (a)                      20,500            1,183
Hubbell, Inc. Class B                                   7,000              191
Ingersoll-Rand Co.                                     44,827            2,468
ITT Industries, Inc.                                   30,700            1,027
Kaufman & Broad Home Corp.                             13,500              327
Lexmark International Group, Inc. Class A (a)          38,051            3,444
Litton Industries, Inc. (a)                             3,200              160
Lockheed Martin Corp.                                  91,600            2,004
Manitowoc Co., Inc.                                     5,500              187
Mettler-Toledo International, Inc. New (a)              5,200              199
Milacron, Inc.                                          4,200               65
Miller (Herman), Inc.                                   6,200              142
NACCO Industries, Inc. Class A                          1,700               94
Northrop Grumman Corp.                                 44,200            2,390
Pall Corp.                                              1,417               31
Parker-Hannifin Corp.                                   4,900              251
Pulte Corp.                                            11,400              257
Raytheon Co. Class A                                   19,000              471
Raytheon Co. Class B                                   33,500              890
Rockwell International Corp.                           24,231            1,160
Roper Industries, Inc.                                  3,400              129
Solectron Corp. (a)                                    32,324            3,075
Tecumseh Products Co. Class A                           3,300              155
Teradyne, Inc. (a)                                    118,800            7,840
Terex Corp. (a)                                         7,100              196
Waste Management, Inc.                                 86,700            1,489
Xerox Corp.                                            54,800            1,242
                                                                     ---------
                                                                       102,816
                                                                     ---------

Technology - 26.4%
3Com Corp. (a)                                        117,800            5,529
Adaptec, Inc. (a)                                      16,502              822
Adobe Systems, Inc.                                    97,600            6,564
Altera Corp. (a)                                       21,177            1,050
America Online, Inc. (a)                              234,902           17,720
Analog Devices, Inc. (a)                                8,400              781
Anixter International, Inc. (a)                         4,000               83
Apple Computer, Inc. (a)                               21,396            2,198
Applied Micro Circuits Corp. (a)                        4,200              533
At Home Corp. Series A (a)                             33,000            1,417
AVX Corp.                                              14,800              739
BEA Systems, Inc. (a)                                   6,000              420
BMC Software, Inc. (a)                                 18,000            1,438
Broadcom Corp. Class A (a)                              1,000              272
Cisco Systems, Inc. (a)                               483,138           51,726
Citrix Systems, Inc. (a)                                6,300              775
CNET, Inc. (a)                                          1,800              102
COMPAQ Computer Corp.                                  11,700              317
CompUSA, Inc. (a)                                      15,400               79
Computer Associates International, Inc.               135,800            9,498
Comverse Technology, Inc. (a)                           5,300              767
Conexant Systems, Inc. (a)                              7,300              482
Cooper Industries, Inc.                                15,700              635
Dell Computer Corp. (a)                               195,500            9,958
eBay, Inc. (a)                                          1,000              125
Electronic Data Systems Corp.                          50,801            3,400
EMC Corp. (a)                                         151,286           16,528
Emulex Corp. (a)                                        1,200              136
Exodus Communications, Inc. (a)                        15,200            1,350
Galileo International, Inc.                           110,100            3,296


                                                               Equity Q Fund 56

Equity Q Fund

                                                             December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
General Dynamics Corp.                                 19,696            1,039
General Instrument Corp. (a)                           21,268            1,808
Imation Corp. (a)                                       5,600              188
Inktomi Corp. (a)                                       8,600              762
Integrated Device Technology, Inc. (a)                 23,300              674
Intel Corp.                                           290,700           23,910
International Business Machines Corp.                  39,500            4,266
JDS Uniphase Corp. (a)                                 29,000            4,676
Lanier Worldwide, Inc. (a)                              4,500               17
Linear Technology Corp.                                14,500            1,038
LSI Logic Corp. (a)                                    13,100              884
Lucent Technologies, Inc.                             368,232           27,548
Maxim Integrated Products, Inc. (a)                    32,800            1,546
Mercury Interactive Corp. (a)                           1,400              151
Microchip Technology, Inc. (a)                         19,200            1,316
Micron Technology, Inc.  (a)                          102,088            7,937
Microsoft Corp. (a)                                   385,701           45,006
Motorola, Inc.                                         59,900            8,820
National Semiconductor Corp. (a)                      183,225            7,844
NCR Corp. (a)                                           4,164              158
Network Appliance, Inc. (a)                             6,000              498
Network Solutions, Inc. Class A (a)                       400               87
Nextel Communications, Inc. Class A (a)                20,562            2,119
Nortel Networks Corp.                                 112,300           11,342
Novell, Inc. (a)                                       27,200            1,085
Oracle Systems Corp. (a)                              187,430           20,992
QUALCOMM, Inc. (a)                                     61,616           10,848
Quantum Corp. DLT & Storage Systems (a)                63,600              962
RealNetworks, Inc. (a)                                  4,500              541
SDL, Inc. (a)                                           1,400              305
Seagate Technology (a)                                 35,874            1,670
Siebel Systems, Inc. (a)                                6,900              581
Silicon Graphics, Inc. (a)                              4,800               47
Sterling Commerce, Inc. (a)                             3,400              116
Sun Microsystems, Inc. (a)                            189,000           14,624
SunGard Data Systems  (a)                             140,100            3,327
Symantec Corp. (a)                                      7,200              422
Tandy Corp.                                            54,000            2,656
Teledyne Technologies, Inc. (a)                           106                1
Tellabs, Inc. (a)                                      13,545              869
Texas Instruments, Inc.                                64,800            6,278
Unisys Corp. (a)                                       12,754              407
USWeb Corp. (a)                                         3,400              151
VeriSign, Inc. (a)                                      5,500            1,051
Veritas Software Corp. (a)                             19,593            2,804
Vishay Intertechnology, Inc.  (a)                      23,600              747
Xilinx, Inc. (a)                                       34,762            1,580
Yahoo!, Inc. (a)                                        8,000            3,463
                                                                     ---------
                                                                       367,901
                                                                     ---------

Utilities - 9.5%
Allegheny Energy, Inc.                                 13,700              369
Alltel Corp.                                            2,795              231
AT&T Corp.                                            191,877            9,738
Bell Atlantic Corp.                                   253,237           15,590
BellSouth Corp.                                       323,051           15,123
Calpine Corp. (a)                                       9,400              602
Carolina Power & Light Co.                             29,500              898
Central & Southwest Corp.                              67,200            1,344
Cinergy Corp.                                          16,000              386
CMS Energy Corp.                                       20,900              652
Columbia Energy Group                                   9,400              595
Comcast Corp. Special Class A                          91,295            4,610
Consolidated Edison, Inc.                              27,401              945
Consolidated Natural Gas Co.                            5,100              331
Cox Communications, Inc. Class A (a)                    3,736              192
Dominion Resources, Inc.                                9,700              381
DTE Energy Co.                                         50,500            1,584
Duke Energy Corp.                                      58,100            2,912
Edison International                                   79,300            2,077
Energy East Corp.                                      25,600              533
Entergy Corp.                                          15,000              386
FirstEnergy Corp.                                      37,200              844
FPL Group, Inc.                                        25,193            1,079
Global Crossing, Ltd. (a)                              67,000            3,346
GPU, Inc.                                              21,100              632
GTE Corp.                                              75,200            5,306
Kansas City Power & Light Co.                           2,400               53
KeySpan Corp. (a)                                      21,100              489
Level 3 Communications, Inc. (a)                       43,400            3,548
MCI WorldCom, Inc. (a)                                426,848           22,623
NiSource, Inc. NPV                                     13,400              240
Northern States Power Co.                              36,200              706
OGE Energy Corp.                                       24,200              460
PG&E Corp.                                            138,000            2,829
Pinnacle West Capital Corp.                            16,200              495
Powertel, Inc. (a)                                      1,200              120
PP&L Resources, Inc.                                   24,400              558
Public Service Co. of New Mexico                       10,700              174
Public Service Enterprise Group, Inc.                  78,700            2,740
Quanta Services, Inc. (a)                               4,000              113
Reliant Energy, Inc. NPV                               37,469              857
SBC Communications, Inc.                              331,490           16,160
Southern Co.                                           71,460            1,679
Sprint Corp.                                           23,300            1,568
TECO Energy, Inc.                                      14,200              264
Texas Utilities Co.                                    75,743            2,694



                                                                Equity Q Fund 58

Equity Q Fund

                                                              December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
U.S. West, Inc. NPV                                    34,300            2,470
Unicom Corp.                                           12,000              402
UtiliCorp United, Inc.                                 11,600              225
Western Resources, Inc.                                 8,100              138
Western Wireless Corp. NPV Class A (a)                  3,900              260
Wisconsin Energy Corp.                                 14,200              272
                                                                     ---------
                                                                       132,823
                                                                     ---------

Total Common Stocks
(cost $971,823)                                                      1,317,104
                                                                     ---------

                                               Principal
                                             Amount (000)
                                                   $
                                             ------------
Short-Term Investments - 5.5%
Frank Russell Investment Company Money
    Market Fund, due on demand (b)                     72,386           72,386
United States Treasury Bills (b)(c)(d)
    4.67% due 01/20/00                                  4,950            4,938
                                                                     ---------

Total Short-Term Investments
(cost $77,324)                                                          77,324
                                                                     ---------

Total Investments - 100.0%
(identified cost $1,049,147)                                         1,394,428

Other Assets and Liabilities,
Net - 0.0%                                                                (347)
                                                                     ---------

Net Assets - 100.0%                                                  1,394,081
                                                                     =========

Futures Contracts

S&P 400 Midcap Index
    expiration date 03/00                                  80             $867

S&P 500 Index
    expiration date 03/00                                 158            1,682
                                                                     ---------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                              $   2,549
                                                                     =========



*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c)   Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
NPV - No Par Value

See accompanying notes which are an integral part of the financial statements.


59 Equity Q Fund

Equity Q Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                              December 31, 1999


Assets
Investments at market (identified cost $1,049,147) ......................                $1,394,428
Receivables:
   Dividends ............................................................                     1,785
   Investments sold .....................................................                       349
   Fund shares sold .....................................................                     6,699
   Daily variation margin on futures contracts ..........................                       246
                                                                                         ----------
     Total assets .......................................................                 1,403,507

Liabilities
Payables:
   Investments purchased ................................................   $    1,285
   Fund shares redeemed .................................................        7,900
   Accrued fees to affiliates ...........................................          136
   Other accrued expenses ...............................................          105
                                                                            ----------
     Total liabilities ..................................................                     9,426
                                                                                         ----------
Net Assets ..............................................................                $1,394,081
                                                                                         ==========

Net Assets Consist of:
Accumulated net realized gain (loss) ....................................                $   98,823
Unrealized appreciation (depreciation) on:
   Investments ..........................................................                   345,281
   Futures contracts ....................................................                     2,549
Shares of beneficial interest ...........................................                       336
Additional paid-in capital ..............................................                   947,092
                                                                                         ----------
Net Assets ..............................................................                $1,394,081
                                                                                         ==========

Net Asset Value, offering and redemption price per share:
   Class E ($30,745,646 divided by 739,446 shares of $.01 par value
     shares of beneficial interest outstanding) .........................                $    41.58
                                                                                         ==========

   Class I ($1,363,335,732 divided by 32,813,227 shares of $.01 par value
     shares of beneficial interest outstanding) .........................                $    41.55
                                                                                         ==========


  See accompanying notes which are an integral part of the financial statements.


                                                                Equity Q Fund 60

Equity Q Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
   Dividends ...........................................              $ 16,490
   Dividends from Money Market Fund ....................                 1,688
   Interest ............................................                   243
                                                                      --------
     Total investment income ...........................                18,421


Expenses
   Advisory fees .......................................   $  6,772
   Administrative fees .................................        619
   Custodian fees ......................................        472
   Transfer agent fees .................................        467
   Professional fees ...................................         31
   Registration fees ...................................         88
   Shareholder servicing fees - Class E ................         38
   Trustees' fees ......................................          5
   Miscellaneous .......................................         90
                                                           --------

     Total expenses ....................................                 8,582
                                                                      --------

Net investment income ..................................                 9,839
                                                                      --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................    235,895
   Futures contracts ...................................      5,206    241,101
                                                           --------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................        774
   Futures contracts ...................................      1,719      2,493
                                                           --------   --------
Net realized and unrealized gain (loss) ................               243,594
                                                                      --------
Net increase (decrease) in net assets from operations ..              $253,433
                                                                      ========

See accompanying notes which are an integral part of the financial statements.


61 Equity Q Fund

Equity Q Fund

Statement of Changes in Net Assets

Amounts in thousands                                                 Years Ended December 31,
                                                                       1999          1998
                                                                   -----------    -----------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................   $     9,839    $     9,340
   Net realized gain (loss) ....................................       241,101        153,911
   Net change in unrealized appreciation (depreciation) ........         2,493         87,859
                                                                   -----------    -----------
     Net increase (decrease) in net assets from operations .....       253,433        251,110
                                                                   -----------    -----------

Distributions
   From net investment income
     Class E ...................................................          (133)        (9,349)
     Class I ...................................................       (10,782)            --
   From net realized gain
     Class E ...................................................        (4,279)      (117,001)
     Class I ...................................................      (191,979)            --
                                                                   -----------    -----------
        Net decrease in net assets from distributions ..........      (207,173)      (126,350)
                                                                   -----------    -----------
Share Transactions
   Net increase (decrease) in net assets from share transactions       171,921         63,380
                                                                   -----------    -----------
Total net increase (decrease) in net assets ....................       218,181        188,140

Net Assets
   Beginning of period .........................................     1,175,900        987,760
                                                                   -----------    -----------
   End of period (including undistributed net investment
     income of $40 at December 31, 1998) .......................   $ 1,394,081    $ 1,175,900
                                                                   ===========    ===========

See accompanying notes which are an integral part of the financial statements.


                                                                Equity Q Fund 62

Equity Q Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------
Net Asset Value, Beginning of Period ............................    $    42.99
                                                                     ----------
Income From Operations
   Net investment income (a) ....................................           .14
   Net realized and unrealized gain (loss) ......................          4.35
                                                                     ----------
     Total income from operations ...............................          4.49
                                                                     ----------

Distributions
   From net investment income ...................................          (.24)
   From net realized gain .......................................         (5.66)
                                                                     ----------
     Total distributions ........................................         (5.90)
                                                                     ----------
Net Asset Value, End of Period ..................................    $    41.58
                                                                     ==========

Total Return (%)(b) .............................................         11.01

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....................        30,746

   Ratios to average net assets (%)(c):
     Operating expenses .........................................           .94
     Net investment income ......................................           .55

   Portfolio turnover rate (%) ..................................         90.16

*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.


63 Equity Q Fund

Equity Q Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            Years Ended December 31,
                                              ---------------------------------------------------------------------------------
                                                   1999            1998             1997             1996             1995
                                              -------------    -------------    -------------    -------------    -------------
Net Asset Value, Beginning of Period ......   $       40.22    $       35.90    $       32.94    $       30.40    $       24.43
                                              -------------    -------------    -------------    -------------    -------------
Income From Operations
   Net investment income (a) ..............             .34              .32              .44              .58              .59
   Net realized and unrealized gain (loss)             8.03             8.53            10.01             6.33             8.52
                                              -------------    -------------    -------------    -------------    -------------
     Total income from operations .........            8.37             8.85            10.45             6.91             9.11
                                              -------------    -------------    -------------    -------------    -------------
Distributions
   From net investment income .............            (.38)            (.32)            (.44)            (.59)            (.61)
   From net realized gain .................           (6.66)           (4.21)           (7.05)           (3.78)           (2.53)
                                              -------------    -------------    -------------    -------------    -------------
     Total distributions ..................           (7.04)           (4.53)           (7.49)           (4.37)           (3.14)
                                              -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period ............   $       41.55    $       40.22    $       35.90    $       32.94    $       30.40
                                              =============    =============    =============    =============    =============

Total Return (%)(b) .......................           21.96            25.98            33.07            23.67            37.91

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       1,363,336        1,175,900          987,760          818,281          620,259

   Ratios to average net assets (%)(b):
     Operating expenses ...................             .69              .69              .68              .71              .58
     Net investment income ................             .80              .85             1.17             1.80             2.07

   Portfolio turnover rate (%) ............           90.16            74.56            94.89            74.59            74.00

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.
                                                                Equity Q Fund 64

International Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide favorable total return and additional diversification for US investors.

Invests in: Primarily the equity securities of non-US companies in developed foreign markets.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of eight managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

[The following table was depicted as a mountain chart in the printed material.]

Dates       Equity Q - Class I++    MSCI EAFE**   Lipper(R) International++++

Yearly periods
ended
December 31

      *           $10,000             $10,000             $10,000
    1990           $8,408              $7,680              $8,806
    1991           $9,530              $6,640              $9,900
    1992           $8,856              $7,616              $9,490
    1993          $12,141             $10,126             $13,247
    1994          $12,796             $10,942             $19,119
    1995          $14,165             $12,206             $14,323
    1996          $15,295             $12,980             $16,978
    1997          $15,983             $13,250             $16,790
    1998          $17,464             $15,944             $18,957
    1999          $22,785             $20,296             $20,504
--------------------------------------------------------------------------------
    Total        $146,928            $129,683            $157,127
================================================================================

International Fund - Class I

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $13,046         30.46%
5 Years         $17,807         12.22%ss.
10 Years        $22,783          8.58%ss.

International Fund - Class E++++++

Periods Ended   Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $13,026         30.26%
5 Years         $17,780         12.19%ss.
10 Years        $22,749          8.56%ss.

MSCI EAFE Index

Periods Ended  Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $12,730         27.30%
5 Years         $18,549         13.15%ss.
10 Years        $20,296          7.34%ss.

Lipper(R) International Funds Benchmark

Periods Ended  Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $13,974         39.74%
5 Years         $20,212         15.11%ss.
10 Years        $26,504         10.24%ss.

Salomon Smith Barney Broad Market Index (BMI) ex-US+

Periods Ended  Growth of
12/31/99        $10,000       Total Return
--------        -------       ------------
1 Year          $12,873         28.73%
5 Years         $18,806         13.47%ss.
10 Years        $20,293          7.33%ss.


65 International Fund

International Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the International Fund Class I and Class E shares posted total returns of 30.46% and 30.26%, respectively, as compared to the Salomon Smith Barney BMI World ex- US, which gained 28.73% for the year. Fund results were also favorable versus the MSCI EAFE Index, which gained 27.30% The Fund's performance advantage over the benchmarks was primarily due to the strong results of its growth-oriented managers.

Portfolio Highlights

Dominant trends in the non-US developed markets were once again similar to those in the US. Technology dominated other sectors, particularly late in the year, as Internet enthusiasm spread globally. Japan led all other international markets with the BMI-Japan Index up 68% for the year. Continental European markets were the strongest performers as the European Union continued to foster optimism in the stock market. The United Kingdom performed well, but trailed the majority of other major markets as it struggled with inflationary pressures.

The Fund's value managers struggled during the year, though their results were relatively consistent with value-biased peers. The growth managers produced strong gains, well ahead of the BMI-ex US Index. Security selection and country selection were generally positive contributors, with the technology and telecommunications holdings of the growth managers offsetting the deeper value holdings of their counterparts. The Fund trailed the average international fund tracked by Lipper Analytical Services, which gained 39.74% for the year. Reduced exposure to emerging markets, technology and telecommunications shares versus many peer funds accounted for much of the difference. Transaction costs associated with manager changes early in 1999 also impacted index- and peer-relative results.

Top Ten Equity Holdings
(as a percent of Total Investments)                          December 31,1999

Mannesmann AG NPV (Germany)                                       1.7%
Koninklijke KPN NV (Netherlands)                                  1.5
Nippon Telegraph & Telephone Corp.
(Japan)                                                           1.3
Hitachi, Ltd. (Japan)                                             1.2
Total Co. SA Class B (France)                                     1.1
NTT Mobile Communication Network, Inc. NPV (Japan)                1.1
Vodafone Group PLC (United Kingdom)                               1.1
Telefonica SA (Spain)                                             1.0
Sony Corp. (Japan)                                                1.0
Fujitsu, Ltd. (Japan)                                             1.0

Portfolio Characteristics
                                                           December 31, 1999

Current P/E Ratio                                               26.44x
Portfolio Price/Book Ratio                                       3.09x
Market Capitalization - $- Weighted Average                      48.7 Bil
Number of Holdings                                                791


Money Managers                                                 Styles

Delaware International Advisors, Ltd.                     Value
Fidelity Management Trust Company                         Market-Oriented
J.P. Morgan Investment Management, Inc.                   Market-Oriented
Montgomery Asset Management, LLC                          Growth
Mastholm Asset Management, LLC                            Growth
Oechsle International Advisors, LLC                       Growth
Sanford C. Bernstein & Co., Inc.                          Value
The Boston Company Asset Management, Inc.                 Value

*       International Fund Class I assumes initial investment on January 1,
        1990.

**      Morgan Stanley Capital International Europe, Australia, Far East (MSCI
        EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Lipper(R) International Funds Benchmark is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++++ International Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                           International Fund 66

International Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Common Stocks - 94.5%
Australia - 2.6%
Amcor, Ltd.                                           579,265            2,713
AMP, Ltd.                                              30,200              334
Australia & New Zealand Bank Group, Ltd.            1,041,021            7,573
Australian Gas & Light Co.                              5,400               32
Boral, Ltd.                                            73,946              115
Brambles Industries, Ltd.                               2,700               75
Broken Hill Proprietary Co.                            50,285              660
Cable & Wireless Optus, Ltd. NPV (a)                1,236,000            4,130
Coles Myer, Ltd.                                       12,692               66
Colonial, Ltd.                                         10,200               46
CSR, Ltd.                                           1,018,200            2,473
F.H. Faulding & Co., Ltd.                               3,600               24
Foster's Brewing Group, Ltd.                          919,200            2,637
Goldfields, Ltd.                                       74,055               53
Goodman Fielder Wattie                                834,994              746
Harvey Norman Holdings, Ltd. NPV                       27,800               53
Leighton Holdings, Ltd. Class A                         5,100               20
Lend Lease Corp.                                       28,600              401
Macquarie Bank, Ltd. NPV                                2,000               34
National Australia Bank, Ltd.                         256,300            3,920
National Foods, Ltd.                                   10,800               19
National Mutual Holdings, Ltd.                        611,000            1,071
News Corp., Ltd.                                       29,317              285
Oil Search, Ltd. (Australia Regd) (a)                  10,600               14
Orica, Ltd.                                           181,000              976
Pacific Dunlop, Ltd.                                  576,985              817
PMP Communications, Ltd.                              196,000              270
Rio Tinto, Ltd. NPV                                     3,200               69
Seven Network, Ltd. NPV                                 5,800               20
Southcorp Holdings, Ltd.                               96,100              339
Tabcorp. Holdings, Ltd.                               145,000              982
Telstra Corp., Ltd. (a)                                52,783              186
Telstra Corp., Ltd. NPV (a)                           137,300              746
Wesfarmers, Ltd.                                        4,400               36
Westfield Holdings, Ltd. NPV                            8,700               54
Westfield Trust                                       457,057              897
Westfield Trust NPV (a)                                15,789               30
Westpac Banking Corp.                                  55,300              381
WMC, Ltd.                                              45,300              250
Woodside Petroleum, Ltd.                                4,600               33
Woolworth's, Ltd.                                      11,821               40
                                                                     ---------
                                                                        33,620
                                                                     ---------

Austria - 0.3%
Bank Austria AG                                        40,224            2,269
VA Technologie AG (BR)                                  4,300              284
Voest-Alpine Stahl AG                                  13,000              507
Wienerberger Baustoffindustrie AG NPV                  12,800              278
                                                                     ---------
                                                                         3,338
                                                                     ---------

Belgium - 0.3%
Dexia (a)                                              10,778            1,783
Electrabel NPV                                          5,900            1,932
Real Software NPV                                         600               47
                                                                     ---------
                                                                         3,762
                                                                     ---------

Canada - 3.6%
Abitibi-Consolidated, Inc.                              7,350               86
Air Canada Inc. Class A (a)                            17,500              122
Air Canada, Inc. (a)                                   10,774               81
Alberta Energy Co., Ltd.                               10,679              333
Alcan Aluminum, Ltd.                                    4,470              184
Anderson Exploration, Ltd. (a)                          4,910               59
ATI Technologies, Inc. NPV (a)                        105,400            1,395
Bank of Nova Scotia                                    24,717              532
Barrick Gold Corp. NPV                                 14,620              261
BCE Emergis, Inc. NPV (a)                              62,200            3,339
BCE, Inc.                                              84,715            7,697
Biovail Corp. International NPV New (a)                   870               81
Bombardier, Inc. Class B                               98,767            2,029
Canada Life Financial Corp. NPV (a)                     2,160               33
Canadian Imperial Bank of Commerce                     18,775              449
Canadian Natural Resources, Ltd. (a)                    2,527               62
Canadian Occidental Petroleum, Ltd.                     1,730               34
Canadian Pacific, Ltd.                                 12,430              267
Canfor Corp. (a)                                        2,280               27
Celestica, Inc. (a)                                     1,690               95
Celestica, Inc. NPV (a)                                 2,040              113
CGI Group, Inc. Class A (a)                            61,500            2,631
Crestar Energy, Inc. (a)                                1,640               23
Dofasco, Inc. NPV                                      36,671              724
Domtar, Inc. NPV                                        7,320               87
Enbridge, Inc.                                          2,904               58
Falconbridge, Ltd. New                                  3,450               62
Franco-Nevada Mining Corp., Ltd.                        3,076               47
Hudson's Bay Co.                                        1,650               20
Imasco, Ltd. New                                        8,700              241
Imperial Oil, Ltd.                                     14,692              316
Inco, Ltd. (a)                                            100                2
Inco, Ltd. NPV (a)                                     12,510              292
JDS Uniphase Canada, Ltd. NV (a)                          630              102
Magna International, Inc. Class A                       4,000              170
Mitel Corp. NPV (a)                                   195,000            2,702
National Bank of Canada                                34,700              445


67 International Fund

International Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Newbridge Networks Corp. (a)                            1,110               25
Noranda, Inc.                                          16,441              221
Nortel Networks Corp.                                   5,470              552
Nortel Networks Corp. NPV                              32,960            3,330
NOVA Chemicals Corp. NPV                                1,760               34
NS Power Holdings, Inc.                                20,200              202
Petro-Canada                                            1,890               27
Placer Dome, Inc.                                       6,927               74
Precision Drilling Corp. (a)                           32,900              843
QLT PhotoTherapeutics, Inc. (a)                        50,500            2,974
QLT PhotoTherapeutics, Inc. NPV (a)                       980               57
Quebecor Printing, Inc.                                80,330            1,795
Rogers Cantel Mobile Communications, Inc.
    Class B (a)                                         1,390               51
Rogers Communications, Inc. Class B (a)                57,390            1,418
Royal Bank of Canada                                   16,680              734
Royal Group Technologies, Ltd. NPV (a)                 33,000              703
Seagram Co., Ltd.                                      63,158            2,831
Seagram Co., Ltd. NPV                                  31,190            1,402
St Laurent Paperboard, Inc. (a)                       104,700            1,396
Stelco, Inc. Class A                                    5,140               38
Suncor, Inc. NPV                                        5,557              233
Talisman Energy, Inc. (a)                               2,600               66
TD Waterhouse Group, Inc. (a)                          13,000              214
Teleglobe, Inc.                                           670               15
Telesystem International Wireless, Inc. (a)             1,340               49
Tembec, Inc. Class A (a)                                3,070               34
Thomson Corp. (The)                                    12,540              330
Toronto Dominion Bank (The)                            17,022              457
Torstar Corp. Class B                                  14,800              161
TransAlta Corp.                                        11,300              111
TransCanada Pipelines, Ltd.                            11,700              101
Westcoast Energy, Inc.                                 63,510            1,019
                                                                     ---------
                                                                        46,698
                                                                     ---------

Denmark - 0.3%
ISS International Series B (a)                         20,552            1,382
Jyske Bank A/S (Regd) (a)                              65,705            1,325
Novo Nordisk AS Series B                                2,200              292
Ratin A/S Series B                                      1,611              181
Sydbank A/S                                             3,699              153
                                                                     ---------
                                                                         3,333
                                                                     ---------

Finland - 1.6%
Comptel Oyj NPV (a)                                       848               60
Helsinki Telephone Corp. Series E                      44,600            3,716
Huhtamaki OY Series I Free                              3,000              102
Kesko Oyj                                             105,700            1,342
Nokia Oyj                                              60,871           11,037
Pohjola Group Insurance Corp. Series B                  7,300              441
Sampo Insurance Co., Ltd. Series A                     18,623              651
Sonera Group Oyj                                       16,961            1,163
Stora Enso OYJ Series R                                46,000              802
Tietoenator Oyj NPV                                     4,680              292
UPM-Kymmene Oyj                                        13,618              548
Valmet - Rauma Oyj (a)                                 27,225              353
                                                                     ---------
                                                                        20,507
                                                                     ---------

France - 11.5%
Alcatel Alsthom                                        55,647           12,781
Alstom                                                175,656            5,857
Assurances Generales de France                         26,856            1,455
Atos SA (a)                                             1,102              183
Aventis SA (a)                                         82,776            4,803
AXA - UAP                                              23,609            3,292
Banque Nationale Paris                                 84,683            7,814
Bongrain SA                                             2,260              750
Bouygues                                                7,144            4,541
Carrefour SA (a)                                       37,380            6,895
Castorama Dubois                                       17,840            5,427
Chargeurs International SA                              3,100              175
Christian Dior SA                                      10,772            2,669
Cie de St. Gobain                                      15,114            2,843
CNP Assurances                                          4,200              155
Coflexip SA                                             9,766              710
Credit Commercial de France                             2,391              298
Eridania Beghin-Say SA                                  1,843              198
France Telecom SA                                      27,510            3,639
Galeries Lafayette (a)                                  2,500              415
Gecina                                                  1,288              145
Groupe Danone                                           2,009              474
Havas Advertising SA                                    1,045              445
L'Air Liquide                                          24,492            4,100
Lafarge SA                                              8,330              970
Lagardere Groupe (Regd)                                 8,500              462
Legris Industries SA                                    4,600              185
LVMH Moet-Hennessy                                      2,765            1,239
Michelin (Cie Gen) Class B (Regd)                      41,261            1,621
Neopost SA (a)                                         35,000            1,472
Peugeot SA                                             10,215            2,319
Pinault-Printemps- Redoute SA                           1,830              483
Renault (Regie Nationale)                               3,578              173
Rhodia SA                                             145,374            3,286
Rhone-Poulenc SA Class A - ADR                        214,635           12,475
Sanofi-Synthelabo SA (a)                               11,118              463
Schneider Electric SA                                  10,553              829
Scor SA                                                 6,000              265
Sidel SA                                                5,335              551


                                                           International Fund 68

International Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Simco (Regd)                                            3,900              316
Societe Generale                                       25,116            5,844
Suez Lyonnaise des Eaux                                40,824            6,543
Sylea                                                   2,800              137
Thomson Multimedia (a)                                 53,200            2,867
Thomson-CSF                                            48,118            1,589
Total Co. SA Class B                                  109,199           14,575
Total Fina SA - ADR                                    29,585            2,049
TV Francaise (TF1)                                      6,659            3,488
Usinor Sacilor                                         89,414            1,680
Valeo SA                                               32,900            2,538
Vivendi                                               114,596           10,348
                                                                     ---------
                                                                       148,831
                                                                     ---------

Germany - 7.8%
AMB Aachener & Muenchener Beteiligungs AG               2,130              148
BASF AG                                                31,407            1,614
Bayer AG                                              132,940            6,294
Bayerische Hypo Vereinsbank AG                         62,100            4,241
Bayerische Motoren Werke AG (a)                       109,200            3,333
Bilfinger & Berger BAU AG                               4,900              107
Celanese AG NPV (a)                                     5,607              102
Commerzbank AG                                         40,400            1,483
Consors Discount Broker AG NPV (a)                      2,055              172
Continental AG                                         86,000            1,720
DaimlerChrysler AG                                     10,204              794
Deutsche Bank AG (Regd) NPV (a)                        50,133            4,235
Deutsche Lufthansa AG                                 176,798            4,114
Deutsche Pfandbrief & Hypothekenbank AG                 8,000              598
Deutsche Telekom AG                                    55,587            3,959
Entrium Direct Bankers AG NPV (a)                       5,000               77
Epcos AG NPV (a)                                       57,888            4,344
Gerresheimer Glas AG                                   11,350              177
Hannover Rueckversicherungs AG                          7,562              583
Hochtief AG                                             4,087              152
IKB Deutsche Industriebank AG                           2,250               39
Jenoptik AG                                           167,400            2,816
Mannesmann AG NPV (a)                                  90,996           21,954
Mannheimer Aktiengesellschaft NPV (a)                   5,000              257
Merck KGAA                                             65,700            2,038
Metallgesellschaft AG                                  53,530            1,073
Muenchener Rueckversicherungs- Gesellschaft AG NPV      3,839              974
Phoenix AG                                             11,000              142
RWE AG                                                 50,630            1,984
SAP AG                                                  1,064              524
SAP AG - ADR                                           13,100              682
Schering AG                                             4,784              578
Siemens AG NPV (a)                                     97,991           12,467
Software AG NPV (a)                                    91,905            5,601
Stinnes AG NPV (a)                                     21,457              454
Thyssen Krupp AG NPV (a)                               11,702              357
Veba AG                                               146,674            7,129
Viag AG NPV (a)                                        58,131            1,066
Volkswagen AG                                          40,371            2,275
                                                                     ---------
                                                                       100,657
                                                                     ---------

Greece - 0.2%
Hellenic Telecommunication Organization SA - ADR      197,200            2,354
                                                                     ---------

Hong Kong - 1.4%
Asia Satellite Telecommunications Holdings, Ltd.       10,000               32
Cathay Pacific Airways                                 18,000               32
CDL Hotels International                            1,020,000              407
Cheung Kong Holdings, Ltd.                            276,200            3,500
China Telecom (Hong Kong), Ltd. (a)                     9,900               62
CLP Holdings, Ltd.                                    149,300              688
Dao Heng Bank Group, Ltd.                              56,500              291
Giordano International, Ltd.                           44,000               45
Great Eagle Holdings                                  641,849            1,139
Hang Lung Development Co.                             250,000              283
Hang Seng Bank                                          9,500              108
Henderson Investment, Ltd.                            704,000              729
Henderson Land Development Co., Ltd.                  217,000            1,396
Hong Kong & China Gas Co., Ltd.                        57,770               79
Hong Kong Electric Holding, Ltd.                    1,129,914            3,532
Hong Kong Telecommunications, Ltd.                    158,500              458
Hutchison Whampoa, Ltd.                                90,800            1,320
Jardine Matheson Holdings, Ltd. - ADR (a)             232,700              917
Jardine Strategic Holdings, Ltd. - ADR (a)            279,000              555
JCG Holdings, Ltd. NPV                                 60,800               34
Johnson Electric Holdings, Ltd.                        12,400               80
Li & Fung, Ltd. (a)                                    27,400               69
New World Development Co., Ltd.                        23,200               52
New World Infrastructure, Ltd. (a)                     15,000               19
Orient Overseas International, Ltd. (a)               188,000               73
QPL International Holdings, Ltd. (a)                  200,000              149
SmarTone Telecommunications Holdings, Ltd.             45,000              217
Sun Hung Kai Properties, Ltd.                          60,400              629
Swire Pacific, Ltd. Class A                            17,400              103
Tai Cheung Holdings                                    73,000               18
Television Broadcast                                    6,000               41
Wharf Holdings                                        749,537            1,740


69 International Fund

International Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Wheelock & Co.                                         15,000               16
Wing Hang Bank, Ltd.                                   11,900               40
                                                                     ---------
                                                                        18,853
                                                                     ---------

Ireland - 0.3%
Bank of Ireland                                        82,085              654
CRH PLC                                                50,275            1,086
Irish Life & Permanent PLC                             11,862              112
Jefferson Smurfit Group PLC                           106,159              321
Waterford Wedgwood (Units)                          1,093,176            1,111
                                                                     ---------
                                                                         3,284
                                                                     ---------

Italy - 3.9%
Assicurazioni Generali SPA                              7,527              249
Banca Commerciale Italiana                            283,000            1,539
Banca Nazionale del Lavoro (a)                        873,489            2,912
Banca Pop di Milano                                    55,343              431
Banca Popolare di Bergamo CV                           38,600              893
Banca Popolare di Brescia                               1,978              175
Banco Fideuram SPA                                     41,600              493
Bulgari SPA                                           116,400            1,046
ENI SPA - ADR                                          34,000            1,874
Ente Nazionale Idrocarburi SPA (Regd)                 352,152            1,937
Fiat SPA (a)                                           33,565              593
Finmeccanica SPA (a)                                  710,132              936
Ifil (Finanziaria di Partecipazioni)SPA (a)            31,000              129
Istituto Mobiliare Italiano SPA                       223,007            3,030
Magneti Marelli SPA (a)                                36,750              140
Mediaset SPA                                          504,947            7,854
Mediolanum SPA                                         45,400              595
Mondadori (Arnoldo) Editore SPA                        45,800            1,453
Montefibre di Risp                                     90,000               45
Olivetti Group SPA (a)                              1,459,000            4,225
Pirelli SPA                                           160,000              439
Saipem SPA                                             26,100               94
Telecom Italia Mobile SPA                             833,615            9,313
Telecom Italia SPA                                    632,646            3,856
Telecom Italia SPA di Risp                            371,614            5,241
Unicredito Italiano SPA                               266,344            1,309
                                                                     ---------
                                                                        50,801
                                                                     ---------

Japan - 23.9%
77th Bank, Ltd. (The)                                 166,000            1,740
Able, Inc.                                             22,000            1,318
Advantest Corp.                                         3,900            1,031
Aiful Corp.                                             8,350            1,022
Ajinomoto Co., Inc.                                    17,000              177
Amada Co., Ltd.                                         8,000               44
Aoki International                                     27,000               98
Aoyama Trading Co.                                     45,000              965
Asahi Bank, Ltd.                                       88,000              543
Asahi Glass Co., Ltd.                                 234,000            1,812
Bank of Fukuoka, Ltd. (The)                            32,000              222
Bank of Tokyo - Mitsubishi, Ltd.                      266,000            3,707
Belluna Co., Ltd.                                      91,500            2,364
Bridgestone Tire Corp.                                 12,000              264
Canon, Inc.                                           316,000           12,557
Chubu Electric Power Co., Inc.                          6,600              108
Chugai Pharmaceutical Co., Ltd.                       110,000            1,190
Citizen Watch Co., Ltd.                                30,000              191
Credit Saison Co.                                      98,000            1,707
CSK Corp., Ltd.                                        12,600            2,047
Dai Ichi Kangyo Bank                                   16,000              150
Dai Ichi Pharmaceutical Co.                            21,000              273
Dai Nippon Printing, Ltd.                              10,000              160
Dai-Tokyo Fire & Marine                               388,000            1,584
Daikin Industries, Ltd.                                 9,000              122
Daito Trust Construction                               34,990              390
Daiwa Kosho Lease Co., Ltd.                           104,000              335
Daiwa Securities Group, Inc.                          583,000            9,124
DDI Corp.                                                 229            3,138
Deodeo Corp.                                           18,000              220
East Japan Railway Co.                                     31              167
Ebara Corp.                                            40,000              446
Eisai Co.                                             104,000            2,000
Enix Corp.                                             16,600            1,803
Ezaki Glico Co.                                        76,000              354
Familymart, Co.                                         2,400              160
Fanuc Co.                                               5,000              637
Fuji Bank, Ltd.                                       586,000            5,695
Fuji Heavy Industries, Ltd.                            59,000              404
Fuji Machine Manufacturing Co.                         41,400            3,339
Fuji Photo Film Co.                                     7,000              256
Fujisawa Pharmaceutical                                 7,000              170
Fujitsu, Ltd.                                         287,000           13,090
Funai Electric Co., Ltd.                                  700              412
Furukawa Electric Co.                                  55,000              834
Futaba Corp.                                           22,000              969
General Sekiyu KK                                      32,000               72
Hikari Tsushin, Inc.                                      400              803
Hitachi Chemical Co., Ltd.                              7,000              130
Hitachi Software Engineering Co., Ltd.                  2,500              365
Hitachi, Ltd.                                         971,000           15,586
Hokkaido Electric Power Co., Inc.                      24,400              358
Honda Motor Co., Ltd.                                  56,000            2,083
Hosiden Electronics                                     4,000              257
Hoya Corp.                                              6,000              473
Inax Corp.                                             17,000               95
ITO EN, Ltd.                                            1,700              238


                                                           International Fund 70

International Fund

                                                               December 31, 1999

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
                                                      -------         --------
Ito-Yokado Co., Ltd.                                   26,000            2,825
Itochu Corp. (a)                                      228,000            1,136
Japan Telecom Co., Ltd.                                     5              201
Japan Tobacco, Inc.                                        23              176
Kaken Pharmaceutical Co., Ltd.                          9,000               50
Kaneka Corp.                                           20,000              256
Kao Corp.                                             162,000            4,622
Kawasaki Steel Corp. (a)                              188,000              337
Keyence Corp.                                             200               81
Kinki Coca-Cola Bottling                               32,000              454
Kissei Pharmaceutical Co.                              35,000              507
Koa Fire & Marine                                      97,000              290
Kokusai Denshin Denwa                                   2,300              319
Konami Co., Ltd.                                        4,200              750
Kurimoto Iron Works                                    97,000              232
Kyocera Corp.                                          37,100            9,623
Kyorin Pharmaceutical Co., Ltd.                        53,000            1,873
Kyushu Electric Power                                  13,100              194
Laox                                                   12,000               94
Mabuchi Motor Co., Ltd.                                20,400            3,560
Makita Corp.                                          106,000              954
Marubeni Corp.                                      1,038,000            4,358
Marui Co., Ltd.                                         4,000               60
Maruichi Steel Tube                                    51,000              573
Matsumotokiyoshi                                       31,500            2,439
Matsushita Communication                               13,000            3,435
Matsushita Electric Industrial Co., Ltd.              275,000            7,617
Minebea Co., Ltd.                                     219,000            3,758
Mitsubishi Chemical                                   208,000              733
Mitsubishi Corp.                                       83,000              641
Mitsubishi Electric Corp.                             258,000            1,667
Mitsubishi Estate Co., Ltd.                           114,000            1,112
Mitsubishi Heavy Industries                           337,000            1,125
Mitsui Fudosan Co., Ltd.                              108,000              731
Mitsui Marine & Fire Insurance Co., Ltd.               27,000              160
Mitsui O.S.K. Lines                                   156,000              263
Mitsui Trust & Banking Co., Ltd.                       31,000               70
Mitsumi Electric Co.                                    4,000              125
Murata Manufacturing Co., Ltd.                         10,000            2,349
Namco                                                  61,700            3,998
NEC Corp.                                              52,000            1,239
Nichicon Corp.                                         14,000              433
Nichido Fire & Marine                                 188,000            1,082
Nichiei Co., Ltd.                                      30,000              652
NIDEC COPAL Corp.                                       6,000              156
NIDEC Corp.                                             1,700              491
Nihon Unisys                                            5,000              172
Nikko Securities Co., Ltd.                            480,000            6,075
Nintendo Co., Ltd.                                      3,500              582
Nippon Comsys Corp.                                    13,000              270
Nippon Express Co., Ltd.                              453,000            2,505
Nippon Fire & Marine                                  113,000              337
Nippon Meat Packers, Inc.                               2,000               26
Nippon Sheet Glass                                     62,000              322
Nippon Steel Corp.                                    451,000            1,055
Nippon System Development                               3,300              481
Nippon Telegraph & Telephone Corp.                        965           16,529
Nippon Yusen                                          160,000              655
Nippon Zeon Co., Ltd.                                  24,000              152
Nishimatsu Construction                               240,000              963
Nissan Chemical Industries, Ltd.                       15,000               74
Nissan Motor Co., Ltd. (a)                            440,000            1,731
Nitto Denko Corp.                                       9,000              450
Nomura Securities Co., Ltd.                           158,000            2,853
NTT Data Corp.                                             16              368
NTT Mobile Communication Network, Inc. NPV                371           14,271
Omron Corp.                                            89,000            2,051
Orix Corp.                                              3,400              766
Osaka Gas Co.                                          85,000              205
Otsuka Kagu                                               500              135
Paris Miki, Inc.                                        2,900              208
Pioneer Electronics Corp.                              22,000              581
Promise Co., Ltd.                                       6,000              305
Ricoh Co., Ltd.                                        31,000              584
Rinnai Corp.                                           78,000            1,451
Rohm Co.                                               23,100            9,496
Ryohin Keikaku Co., Ltd.                                1,100              221
Sailor Pen Co., Ltd. (The)                            161,000            3,309
Sakura Bank, Ltd.                                     486,000            2,816
Sanden Corp.                                           15,000               90
Sanki Engineering Co., Ltd.                            11,000               49
Sankyo Co., Ltd.                                       66,000            1,357
Sankyo Co., Ltd. GUNMA                                  3,000              225
Sanwa Bank                                            147,000            1,788
Sanyo Electric Co., Ltd.                               47,000              191
Secom Co.                                              42,000            4,625
Sekisui Chemical Co., Ltd.                            267,000            1,184
Sekisui House, Ltd.                                    48,000              425
Sharp Corp.                                            90,000            2,304
Shin-Etsu Chemical Co., Ltd.                           29,400            1,266
Shohkoh Fund & Co., Ltd.                                5,560            2,201
SMC Corp.                                               1,500              332
Snow Brand Milk Products Co., Ltd.                     15,000               60
Softbank Corp.                                          5,000            4,786
Sony Corp.                                             44,600           13,227
Sony Music Entertainment, Inc.                         10,900            2,174
Sumitomo Bakelite Co., Ltd.                            20,000              179
Sumitomo Bank                                          46,000              630
Sumitomo Rubber Industries                             58,000              257


71 International Fund

International Fund

                                                               December 31, 1999

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
                                                         ---------   ----------
Sumitomo Trust & Banking                                    15,000          101
Sunkus & Associates, Inc.                                    1,900           83
Suruga Bank, Ltd.                                           19,000          265
Suzuki Motor Corp.                                          29,000          423
Taiheiyo Cement Corp.                                       32,000           61
Taisho Pharmaceutical Co., Ltd.                             67,000        1,967
Takeda Chemical Industries                                  48,000        2,373
Takefuji Corp.                                              14,600        1,828
Terumo Corp.                                                12,000          321
THK Co., Ltd.                                                8,300          336
Toc Co.                                                     50,000          333
Toho Bank                                                  100,000          461
Tohoku Electric Power                                       19,700          293
Tokuyama Corp.                                              55,000          202
Tokyo Electric Power                                        18,500          496
Tokyo Electron, Ltd.                                        18,000        2,466
Tokyo Gas Co.                                               78,000          190
Tokyo Seimitsu Co., Ltd.                                     3,700          598
Tokyo Tomin Bank, Ltd. (a)                                   1,800           69
Toppan Printing Co., Ltd.                                   38,000          379
Toshiba Corp.                                              476,000        3,634
Tostem Corp.                                                16,000          287
Toyo Trust & Banking Co., Ltd. (The)                        77,000          317
Toyoda Gosei Co., Ltd.                                      13,000          713
Toyota Motor Corp.                                         144,000        6,977
Trend Micro, Inc. (a)                                          500          126
UNION TOOL Co.                                                 500           81
UNY Co., Ltd.                                               18,000          176
West Japan Railway Co.                                         633        2,243
World Co., Ltd.                                              1,200          149
Yakult Honsha Co., Ltd.                                     15,000          112
Yamaha Corp.                                                15,000           97
Yamanouchi Pharmaceutical                                  106,000        3,703
Yamato Kogyo Co.                                            42,000          190
Yamato Transport                                             7,000          270
Yodogawa Steel Works, Ltd.                                  71,000          213
York-Benimaru Co., Ltd.                                      4,000          103
Yoshitomi Pharmaceutical Ind., Ltd.                         29,000          368
                                                                     ----------
                                                                        309,953
                                                                     ----------

Netherlands - 8.2%
ABN Amro Holding NV                                        177,793        4,442
Aegon NV                                                    18,627        1,799
AKZO Nobel NV                                               51,300        2,574
AKZO Nobel NV - ADR                                         31,140        1,553
Buhrmann NV                                                 93,361        1,406
Elsevier NV                                                128,000        1,529
Endemol Entertainment Holding NV                            33,392        1,795
Equant NV - NY Reg Share (a)                                46,657        5,297
Exact Holding NV (a)                                        16,980          905
Fortis (NL) NV                                              76,290        2,747
Getronics NV                                                 3,842          307
Heineken Holding NV Class A                                 15,624          550
Heineken NV                                                 53,150        2,592
Hollandsche Beton Groep NV                                  70,402          674
Hunter Douglas NV                                           54,176        1,474
ING Groep NV                                               154,661        9,339
Koninklijke (Royal) Philips Electronics NV (a)              13,807        1,878
Koninklijke Ahold NV                                        10,335          306
Koninklijke KPN NV                                         200,299       19,552
Koninklijke KPN NV- ADR                                     10,723        1,031
Koninklijke Numico NV                                        8,318          310
Koninklijke Vopak NV (a)                                    12,631          300
KPNQwest NV (a)                                              9,217          614
Laurus NV                                                   72,717        1,311
Libertel NV (a)                                             10,500          275
Royal Dutch Petroleum Co.                                  119,323        7,314
STMicroelectronics (a)                                      46,997        7,234
Stork NV                                                    70,943        1,036
TNT Post Group NV                                               28            1
Unilever NV (a)                                             33,600        1,829
United Pan-Europe Communications NV (a)                     25,529        3,266
Vedior                                                      77,638          798
Vendex NV                                                  217,929        5,796
Verenigde Nederlandse Uitgeversbedrijven NV                212,526       11,171
Wereldhave NV                                               10,338          464
Wolters Kluwer NV (a)                                       86,355        2,922
                                                                     ----------
                                                                        106,391
                                                                     ----------

New Zealand - 0.7%
Carter Holt Harvey                                         773,300        1,010
Fletcher Challenge Paper                                 1,040,318          728
Lion Nathan, Ltd.                                            9,500           22
Telecom Corp. of New Zealand, Ltd. NPV                   1,507,331        7,088
Warehouse Group (The), Ltd. NPV                              4,000           18
Westpac Trust Investments, Ltd. - ADR                        4,100           19
                                                                     ----------
                                                                          8,885
                                                                     ----------

Norway - 0.4%
Christiania Bank OG Kreditkasse                             45,000          222
Den Norske Bank ASA (a)                                     95,570          393
Norsk Hydro AS                                              30,500        1,280
Norske Skogindustrier AS Class A                             4,000          209
Orkla SA Class A                                            64,017        1,103
Petroleum Geo-Services ASA - ADR (a)                       108,100        1,925
                                                                     ----------
                                                                          5,132
                                                                     ----------


                                                           International Fund 72

International Fund

                                                               December 31, 1999

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
                                                         ---------   ----------
Portugal - 0.3%
Banco Pinto & Sotto Mayor SA                                34,433          738
Electricidade de Portugal SA                                32,300          564
ParaRede, SGPS SA (a)                                       24,800          248
Portugal Telecom SA (a)                                    182,600        2,003
PT MULTIMEDIA - Servicos de
  Telecomunicacoes e  Multimedia SGPS SA (a)                 3,959          225
Telecel - Comunicacoes  Pessoais SA (a)                     26,590          464
                                                                     ----------
                                                                          4,242
                                                                     ----------

Singapore - 0.7%
Chartered Semiconductor Manufacturing, Ltd (a)               5,000           27
City Developments                                            7,700           45
Creative Technology, Ltd. (a)                               81,400        1,394
Datacraft Asia, Ltd. (a)                                     6,000           50
DBS Group Holdings, Ltd. (a)                               199,171        3,265
DBS Land                                                    16,000           32
Development Bank                                               819            9
Natsteel Electronics, Ltd.                                  10,000           53
Natsteel, Ltd.                                              10,000           20
Neptune Orient Lines, Ltd. (a)                              89,000          119
Oversea-Chinese Banking Corp., Ltd.                        100,320          922
Overseas Union Bank                                          9,456           55
Singapore Airlines, Ltd. (Alien Market)                     13,300          151
Singapore Land                                              46,000          121
Singapore Press Holdings, Ltd.                               8,700          189
Singapore Technologies Engineering, Ltd.                    27,400           42
Singapore Telecommunications, Ltd.                         108,400          224
Straits Steamship Land, Ltd.                               110,000          180
United Overseas Bank, Ltd.                                 186,438        1,646
Venture Manufacturing (Singapore), Ltd.                     16,000          183
                                                                     ----------
                                                                          8,727
                                                                     ----------

South Korea - 0.7%
Pohang Iron & Steel Co., Ltd. - ADR                         50,800        1,778
Samsung Electronics                                         12,110        2,837
Samsung Electronics - GDR (a)                               37,524        4,550
                                                                     ----------
                                                                          9,165
                                                                     ----------

Spain - 3.3%
Acciona SA                                                   7,437          420
Banco Bilbao Vizcaya SA                                     15,098          215
Banco Popular ESPAnol SA                                    49,602        3,235
Banco Santander Central HiSPAno SA                         381,999        4,325
Centros Comerciales Continente SA                            6,127          123
Corporacion Bancaria de Espana SA (Regd)                   196,004        4,606
Endesa SA                                                  176,217        3,499
Grupo Dragados SA                                           19,800          175
Iberdrola SA                                               263,272        3,649
Indra Sistemas SA                                           11,784          221
Repsol SA                                                   51,200        1,187
Repsol SA - ADR                                             91,600        2,130
Sogecable SA (a)                                            24,100        1,539
Tabacalera SA Class A (Regd)                               248,837        3,559
Telefonica SA (a)                                          537,189       13,421
Union Electrica Fenosa SA                                   52,382          916
                                                                     ----------
                                                                         43,220
                                                                     ----------

Sweden - 1.7%
ABB, Ltd. (a)                                                2,159          263
Assa Abloy AB Series B (a)                                 101,238        1,422
Autoliv, Inc.                                               60,381        1,767
Electrolux AB Series B                                      31,961          804
ForeningsSPArbanken AB Series A                             12,382          182
Framtidsfabriken AB (a)                                        300           54
Mo och Domsjo AB Series B                                   10,000          361
Modern Times Group MTG AB Series B (a)                       2,907          144
Skandia Forsakrings AB                                      74,644        2,254
SKF AB Series B                                             88,289        2,148
Stora Enso Oyj Class R                                      32,066          550
Svenska Handelsbanken AB Series A (a)                       36,912          464
Telefonaktiebolaget Ericsson (LM) Series B                 162,584       10,452
Telefonaktiebolaget LM Ericsson Class B - ADR               11,700          768
Tornet Fastighets AB                                        52,000          721
                                                                     ----------
                                                                         22,354
                                                                     ----------

Switzerland - 2.8%
ABB, Ltd. (a)                                               10,815        1,323
Baloise Holding, Ltd.                                          625          492
Barry Callebaut AG (Regd)                                    8,885        1,292
Bobst AG (BR)                                                  300          362
Clariant AG (Regd)                                           8,736        4,164
Forbo Holding AG (Regd)                                      2,780        1,309
Geberit International AG (a)                                   690          236
Gretag Imaging Group                                         4,380          635
Holderbank Financiere Glarus AG (BR)                           150          205
Julius Baer Holding Ltd., Class B                              630        1,903


73 International Fund

International Fund

                                                               December 31, 1999

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
                                                         ---------   ----------
Kuoni Reisen AG Series B                                       147          610
Nestle SA (Regd)                                             1,139        2,087
Novartis AG (Regd)                                           4,146        6,088
Richemont Series A (BR)                                        325          776
Roche Holdings Genusscheine AG NPV                             143        1,697
Schweiz Ruckversicher (Regd)                                 1,579        3,244
Schweizerische Lebensversicherungsund Rentenanstalt (a)        351          204
SGS Holding (BR) (a)                                           120          153
Sulzer AG (Regd)                                             1,728        1,123
Swisscom AG (Regd)                                           5,791        2,342
UBS AG (Regd)                                               19,738        5,330
Valora Holding AG (Regd)                                     1,200          321
Zurich Allied AG                                             1,370          781
                                                                     ----------
                                                                         36,677
                                                                     ----------

Taiwan - 0.1%
Hon Hai Precision Industry Co., Ltd. GDR (a)                42,300          817
                                                                     ----------

United Kingdom - 17.5%
3i Group PLC                                                77,542        1,384
Alliance UniChem PLC                                       150,000          998
Allied Zurich AG                                           245,030        2,889
Anglian Water PLC                                          244,916        2,192
Arjo, Wiggins, Appleton PLC                                450,000        1,519
ARM Holdings PLC (a)                                         2,900          196
Arriva PLC                                                  27,900          109
Ashtead Group PLC                                          268,978          730
Associated British Foods PLC                               257,840        1,405
AstraZeneca Group PLC                                       11,822          500
Bank of Scotland Governor & Co. PLC                         54,126          629
Barclays Bank PLC                                          201,130        5,780
Barratt Development PLC                                     49,895          232
Bass PLC                                                   195,914        2,465
BBA Group PLC                                              129,050        1,069
BG Group PLC (a)                                           428,541        2,767
Billiton PLC                                                81,100          481
Blue Circle Industries PLC                                 375,000        2,193
BOC Group PLC                                               67,786        1,462
Boots Co. PLC                                              273,000        2,672
BP Amoco PLC                                               811,910        8,196
British AeroSPAce PLC                                    1,036,956        6,817
British Airways PLC                                        461,307        3,010
British American Tobacco PLC                                33,100          187
British Sky Broadcasting Group PLC                          35,500          573
British Telecom PLC                                        350,420        8,491
Bunzl PLC                                                  443,101        2,434
Burmah Castrol PLC                                          29,364          519
Cable & Wireless PLC                                       319,200        5,476
Cadbury Schweppes PLC                                       52,600          317
Carillion PLC                                              217,269          396
CMG PLC                                                      2,600          191
Coats Viyella PLC                                          290,000          192
Commercial Union Assurance Co. PLC                         223,829        3,612
Compass Group PLC                                           55,500          762
Corus Group PLC (a)                                      1,205,100        3,134
Courtaulds Textile Co. PLC                                 130,000          136
Diageo PLC                                               1,024,283        8,173
Dixons Group PLC                                            13,800          332
Energis PLC (a)                                              9,900          476
Enterprise Oil PLC                                          12,600           85
Fairview Holdings PLC                                       79,719          206
FirstGroup PLC                                              29,000          112
Freeserve PLC (a)                                          127,300        1,295
Gallaher Group PLC                                         180,633          759
GKN PLC                                                    176,000        2,883
Glaxo Wellcome PLC                                         455,681       12,911
Glynwed International PLC                                   73,000          283
Granada Group PLC                                          343,200        3,465
Great University Stores PLC                                352,200        2,048
Hanson PLC                                                  33,900          284
Hays PLC                                                    11,400          182
HSBC Holdings PLC                                          340,351        4,718
Hyder PLC                                                  221,235        1,033
Imperial Chemical Industries PLC                           192,239        2,031
Invensys PLC                                               655,100        3,464
Kingfisher PLC                                              79,181          879
Ladbroke Group, Ltd. PLC                                   697,700        2,265
Laird Group PLC                                            228,447          893
LASMO PLC                                                  430,000          833
Lloyds TSB Group PLC                                       236,215        2,934
Marconi PLC                                                130,302        2,298
Marks & Spencer PLC                                        316,700        1,514
Medeva PLC                                                   4,503           13
MEPC PLC                                                   231,686        1,740
Meyer International PLC                                     44,700          277
MFI Furniture Group PLC                                    138,941          101
Morgan Crucible PLC                                        425,728        1,987
National Grid Group PLC                                    108,093          822
National Power PLC                                         453,845        2,617
NDS Group PLC - ADR (a)                                      1,332           40
Northern Foods PLC                                           8,900           14
Northern Rock PLC                                           18,800          121
Norwich Union PLC                                           16,100          123
Nycomed Amersham PLC                                        24,717          156
Ocean Group PLC                                             13,500          252
Pearson PLC                                                 23,700          771
Pen & Orient DFD PLC                                       352,093        5,841


                                                           International Fund 74

International Fund

                                                               December 31, 1999

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
                                                         ---------   ----------
Pilkington Brothers PLC                                     70,600           96
Powell Duffryn PLC                                          68,000          524
PowerGen PLC                                               432,115        3,106
Premier Consolidated Oil PLC (a)                           613,971          144
Prudential Corp. PLC                                       107,200        2,092
Racal Electronics PLC                                       63,000          567
Railtrack Group PLC                                        127,124        2,136
Rank Group PLC                                             150,000          485
Reckitt Benckiser PLC                                       16,700          158
Reed International                                         529,128        3,974
Reuters Group PLC                                           23,300          324
Rexam PLC                                                  497,500        2,025
Rio Tinto Corp. PLC (Regd)                                 206,453        4,956
Royal & Sun Alliance Insurance Group PLC                   760,433        5,699
Royal Bank of Scotland Group PLC                           115,177        2,039
Safeway PLC                                                436,722        1,515
Sage Group PLC (The)                                        18,000          220
Scottish & Newcastle PLC                                   225,000        1,563
Scottish & Southern Energy PLC                             171,655        1,366
ScottishPower PLC                                           72,000          547
SEMA Group PLC                                               6,800          122
Shell Transport & Trading Co. PLC (Regd)                   505,189        4,198
Smith & Nephew PLC                                         737,600        2,478
SmithKline Beecham PLC                                     190,779        2,419
Somerfield PLC                                             824,902        1,203
South West Water PLC                                       119,169        1,036
Sun Life and Provincial Holdings PLC                        85,859          729
Tarmac PLC                                                 217,269        1,930
Tate & Lyle, Ltd. PLC                                       70,400          451
TeleWest Communications PLC (a)                            477,338        2,533
Tesco Store Holdings PLC                                   130,700          397
Thames Water PLC                                            30,250          374
Thistle Hotels PLC (a)                                     255,122          762
Thus PLC (a)                                                18,000          114
TI Group PLC                                                18,400          133
Tomkins PLC                                                659,790        2,153
Trinity PLC                                                130,000        1,388
Unilever PLC                                               110,785          814
United Biscuits (Holdings) PLC                             200,000          856
Vodafone Group PLC                                       2,832,313       14,118
Williams PLC                                                26,000          118
Wimpey (George), Ltd. PLC                                  150,000          269
Wolseley PLC                                               261,810        2,009
Woolwich PLC                                                58,400          313
WPP Group PLC                                               77,835        1,221
Zeneca Group PLC                                            83,451        3,468
                                                                     ----------
                                                                        226,488
                                                                     ----------

United States - 0.4%
Global TeleSystems Group, Inc. (a)                          68,240        2,363
Infonet Services Corp. Class B (a)                          60,900        1,599
MIH, Ltd. NPV (a)                                           22,900        1,342
                                                                     ----------
                                                                          5,304
                                                                     ----------

Total Common Stocks
(cost $939,072)                                                       1,223,393
                                                                     ----------

Preferred Stocks - 1.1%
Australia - 0.1%
News Corp., Ltd.                                           103,652          888
                                                                     ----------

Brazil - 0.2%
Telecomunicacoes Brasileiras SA - ADR                       18,400        2,364
Telemig Celular SA Class C NPV (a)                          10,835            1
                                                                     ----------
                                                                          2,365
                                                                     ----------

Germany - 0.8%
Dyckerhoff AG NPV (a)                                        2,500           77
Hugo Boss AG (a)                                            11,375        1,455
Krones AG NPV (a)                                           14,000          353
M.A.N. AG (a)                                                2,500           55
Marschollek, Lautenschlaeger und Partner AG NPV (a)            350          106
Porsche AG                                                     606        1,660
ProSieben Media AG NV                                       16,255          945
Rheinmetall AG                                              26,500          280
SAP AG                                                       9,548        5,752
Volkswagen AG                                                4,000          128
Wella AG - NPV (a)                                          30,843          684
                                                                     ----------
                                                                         11,495
                                                                     ----------

Italy - 0.0%
Fiat SPA (a)                                                 3,139           45
                                                                     ----------

Japan - 0.0%
Sanwa International Financial Bermuda Trust (conv.)     21,000,000          226
                                                                     ----------

Netherlands - 0.0%
Unilever NV                                                  4,820           24
                                                                     ----------

Total Preferred Stocks
(cost $12,429)                                                           15,043
                                                                     ----------


75 International Fund

International Fund

                                                               December 31, 1999

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
                                                         ---------   ----------
Long-Term Investments - 0.1%
Japan - 0.1%
Yamanouchi Pharmaceutical (conv.)
  1.250% due 03/31/14                                   JPY 30,000          533

United Kingdom - 0.0%
BG Transco Holdings PLC
  7.057% due 12/14/09 (e)                               GBP     60           98
  4.188% due 12/14/22                                   GBP     60           97
  7.000% due 12/16/24                                   GBP     60           94
                                                                     ----------
                                                                            289
                                                                     ----------

Total Long-Term Investments
(cost $636)                                                                 822
                                                                     ----------

Short-Term Investments - 3.9%
United States - 3.9%
Frank Russell Investment
  Company Money Market
  Fund, due on demand (b)                                   45,287       45,287
United States Treasury Bills (b)(c)(d)
  4.670 due 01/20/00                                         5,000        4,988
                                                                     ----------

Total Short-Term Investments
(cost $50,275)                                                           50,275
                                                                     ----------

Total Investments - 99.6%
(identified cost $1,002,412)                                          1,289,533

Other Assets and Liabilities, Net - 0.4%                                  4,684
                                                                     ----------

Net Assets - 100.0%                                                   1,294,217
                                                                     ==========

(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e)   Floating rate security.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
AUD - Australian dollar
EUR - Euro dollar
GBP - British pound
JPY - Japanese yen
NZD - New Zealand dollar
USD - U.S. dollar

  See accompanying notes which are an integral part of the financial statements.


                                                           International Fund 76

International Fund

                                                               December 31, 1999

                                                                    Unrealized
                                                       Number      Appreciation
                                                         of       (Depreciation)
                                                      Contracts       (000)
                                                     -----------  --------------
Futures Contracts

CAC-40 Index
  Futures Contracts (France)
  expiration date 03/00                                      213         $  984

DAX Index
  Futures Contracts (Germany)
  expiration date 03/00                                       70          1,539

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 03/00                                      169            688

TOPIX Index
  Futures Contracts (Japan)
  expiration date 03/00                                      111            870
                                                                         ------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    $4,081
                                                                         ======

                                                                         Market
                                                         % of            Value
Industry Diversification                                  Net            (000)
(Unaudited)                                              Assets            $
--------------------------------                       ---------       ---------
Auto & Transportation                                     4.5%            58,678
Consumer Discretionary                                   14.3            186,001
Consumer Staples                                          4.0             52,270
Financial Services                                       16.6            214,352
Health Care                                               4.6             60,104
Integrated Oils                                           0.8             10,109
Materials & Processing                                   10.1            130,425
Miscellaneous                                             1.7             22,043
Other Energy                                              3.8             48,680
Producer Durables                                        11.8            152,278
Technology                                                8.9            115,621
Utilities                                                14.5            187,875
Short-Term Investments                                    3.9             50,275
Long-Term Investments                                     0.1                822
                                                        -----          ---------

Total Investments                                        99.6          1,289,533
Other Assets and Liabilities, Net                         0.4              4,684
                                                        -----          ---------

Net Assets                                              100.0%         1,294,217
                                                        =====          =========

                                                                         Market
                                                         % of            Value
Geographic Diversification                                Net            (000)
(Unaudited)                                              Assets            $
                                                       ---------       ---------
Europe                                                   43.7%           566,448
Japan                                                    23.9            310,179
United Kingdom                                           17.5            226,488
Pacific Basin                                             6.3             80,941
Short-Term Investments                                    3.9             50,275
Long-Term Investments                                     0.1                822
Other                                                     4.2             54,380
                                                        -----          ---------

Total Investments                                        99.6          1,289,533
Other Assets and Liabilities, Net                         0.4              4,684
                                                        -----          ---------

Net Assets                                              100.0%         1,294,217
                                                        =====          =========

See accompanying notes which are an integral part of the financial statements.


77 International Fund

International Fund

                                                               December 31, 1999

Forward Foreign Currency Exchange Contracts

                                                             Unrealized
 Contracts to           In Exchange                         Appreciation
   Deliver                  For             Settlement      (Depreciation)
    (000)                  (000)               Date             (000)
--------------        ---------------       ----------    ------------------
USD      1,018        EUR       1,000        03/24/00     $              (4)
USD     22,363        EUR      22,000        03/24/00                   (63)
USD      5,053        EUR       5,000        03/24/00                    15
USD      1,020        EUR       1,000        03/24/00                    (6)
USD      1,019        EUR       1,000        03/24/00                    (5)
USD     10,779        EUR      10,600        03/24/00                   (34)
USD     19,073        GBP      11,925        03/24/00                   190
USD      3,205        GBP       2,000        03/24/00                    25
USD      1,623        GBP       1,000        03/24/00                    (7)
USD      4,883        GBP       3,050        03/24/00                    44
USD     17,195        JPY   1,725,000        03/24/00                   (81)
USD      2,974        JPY     300,000        03/24/00                     2
USD        987        JPY     100,000        03/24/00                     5
USD        986        JPY     100,000        03/24/00                     6
USD      6,958        JPY     700,000        03/24/00                   (14)
EUR        300        USD         306        03/24/00                     1
EUR      3,500        USD       3,561        03/24/00                    13
EUR      1,500        USD       1,525        03/24/00                     4
EUR      2,000        USD       2,033        03/24/00                     6
EUR      2,000        USD       2,040        03/24/00                    13
EUR      1,000        USD       1,013        03/24/00                    (1)
EUR      4,000        USD       4,069        03/24/00                    14
GBP        700        USD       1,122        03/24/00                    (9)
GBP      1,000        USD       1,606        03/24/00                    (9)
GBP      1,000        USD       1,618        03/24/00                     2
GBP      1,000        USD       1,617        03/24/00                     2
GBP      3,000        USD       4,835        03/24/00                   (11)
JPY    100,000        USD         995        03/24/00                     3
JPY    200,000        USD       1,967        03/24/00                   (18)
JPY     75,000        USD         739        03/24/00                    (5)
JPY    200,000        USD       1,991        03/24/00                     6
JPY    100,000        USD         992        03/24/00                    --
JPY    400,000        USD       3,975        03/24/00                     6
                                                          ------------------
                                                          $              90
                                                          ==================

Forward Foreign Exchange Spot Contracts

                                                             Unrealized
 Contracts to           In Exchange                         Appreciation
   Deliver                  For             Settlement      (Depreciation)
    (000)                  (000)               Date             (000)
--------------        ---------------       ----------    ------------------
USD        163        EUR         161        01/03/00     $              (1)
USD        243        GBP         150        01/04/00                    --
USD        195        JPY      19,908        01/04/00                    (1)
USD         17        JPY       1,766        01/05/00                    --
AUD         64        USD          41        01/04/00                    --
NZD         63        USD          33        01/05/00                    --
                                                          ------------------
                                                          $              (2)
                                                          ==================

  See accompanying notes which are an integral part of the financial statements.


                                                           International Fund 78

International Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $1,002,412) ....................................................... $ 1,289,533
Foreign currency holdings (identified cost $7,311) .......................................................       7,342
Unrealized appreciation on forward foreign currency exchange contracts ...................................         357
Receivables:
  Dividends and interest .................................................................................       1,094
  Investments sold .......................................................................................         887
  Fund shares sold .......................................................................................       1,341
  Foreign taxes recoverable ..............................................................................       1,058
  Daily variation margin on futures contracts ............................................................          16
                                                                                                           -----------

    Total assets .........................................................................................   1,301,628

Liabilities
Payables:
  Investments purchased ...................................................................... $     2,269
  Fund shares redeemed .......................................................................       4,328
  Accrued fees to affiliates .................................................................         146
  Other accrued expenses .....................................................................         399
Unrealized depreciation on forward foreign currency exchange contracts .......................         267
Unrealized depreciation on foreign currency exchange spot contracts ..........................           2
                                                                                               -----------

    Total liabilities ....................................................................................       7,411
                                                                                                           -----------

Net Assets ............................................................................................... $ 1,294,217
                                                                                                           ===========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ............................................. $    (4,911)
Accumulated net realized gain (loss) .....................................................................      80,101
Unrealized appreciation (depreciation) on:
  Investments ............................................................................................     287,121
  Futures contracts ......................................................................................       4,081
  Foreign currency-related transactions ..................................................................          87
Shares of beneficial interest ............................................................................         277
Additional paid-in capital ...............................................................................     927,461
                                                                                                           -----------

Net Assets ............................................................................................... $ 1,294,217
                                                                                                           ===========

Net Asset Value, offering and redemption price per share:
  Class E ($30,541,560 divided by 654,304 shares of $.01 par value
    shares of beneficial interest outstanding) ........................................................... $     46.68
                                                                                                           ===========
  Class I ($1,263,675,725 divided by 27,075,322 shares of $.01 par value
    shares of beneficial interest outstanding) ........................................................... $     46.67
                                                                                                           ===========

See accompanying notes which are an integral part of the financial statements.


79 International Fund

International Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
  Dividends ..............................................................................................   $  22,034
  Dividends from Money Market Fund .......................................................................       2,688
  Interest ...............................................................................................         491
  Less foreign taxes withheld ............................................................................      (2,525)
                                                                                                             ---------

    Total investment income ..............................................................................      22,688

Expenses
  Advisory fees .............................................................................   $   7,599
  Administrative fees .......................................................................         546
  Custodian fees ............................................................................       2,067
  Transfer agent fees .......................................................................         490
  Professional fees .........................................................................          65
  Registration fees .........................................................................          97
  Shareholder servicing fees - Class E ......................................................          44
  Trustees' fees ............................................................................           6
  Miscellaneous .............................................................................         107
                                                                                                ---------

    Total expenses .......................................................................................      11,021
                                                                                                             ---------

Net investment income ....................................................................................      11,667
                                                                                                             ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments ...............................................................................     124,531
  Futures contracts .........................................................................      17,317
  Foreign currency-related transactions .....................................................      (9,253)     132,595
                                                                                                ---------
Net change in unrealized appreciation (depreciation) on:
  Investments ...............................................................................     161,400
  Futures contracts .........................................................................       2,286
  Foreign currency-related transactions .....................................................       2,612      166,298
                                                                                                ---------    ---------

Net realized and unrealized gain (loss) ..................................................................     298,893
                                                                                                             ---------

Net increase (decrease) in net assets from operations ....................................................   $ 310,560
                                                                                                             =========

  See accompanying notes which are an integral part of the financial statements.


                                                           International Fund 80

International Fund

Statement of Changes in Net Assets

Amounts in thousands                                                                            Years Ended December 31,

                                                                                                1999              1998
                                                                                             -----------      -----------

Increase (Decrease) in Net Assets

Operations
  Net investment income ...................................................................  $    11,667      $    14,307
  Net realized gain (loss) ................................................................      132,595           39,005
  Net change in unrealized appreciation (depreciation) ....................................      166,298           73,399
                                                                                             -----------      -----------

    Net increase (decrease) in net assets from operations .................................      310,560          126,711
                                                                                             -----------      -----------

Distributions
  From net investment income
    Class E ...............................................................................         (276)              --
    Class I ...............................................................................      (12,571)         (15,707)
  From net realized gain
    Class E ...............................................................................       (1,407)              --
    Class I ...............................................................................      (59,070)         (16,426)
                                                                                             -----------      -----------

      Net decrease in net assets from distributions .......................................      (73,324)         (32,133)
                                                                                             -----------      -----------

Share Transactions
  Net increase (decrease) in net assets from share transactions ...........................       43,302          (53,634)
                                                                                             -----------      -----------

Total net increase (decrease) in net assets ...............................................      280,538           40,944

Net Assets
  Beginning of period .....................................................................    1,013,679          972,735
                                                                                             -----------      -----------
  End of period (including accumulated distributions in excess of
    net investment income of $4,911 and $4,172, respectively) .............................  $ 1,294,217      $ 1,013,679
                                                                                             ===========      ===========

See accompanying notes which are an integral part of the financial statements.


81 International Fund

International Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

Net Asset Value, Beginning of Period ............................    $    39.07
                                                                     ----------

Income From Operations
  Net investment income (a) .....................................           .24
  Net realized and unrealized gain (loss) .......................          9.73
                                                                     ----------

    Total income from operations ................................          9.97
                                                                     ----------

Distributions
  From net investment income ....................................          (.38)
  From net realized gain ........................................         (1.98)
                                                                     ----------

    Total distributions .........................................         (2.36)
                                                                     ----------

Net Asset Value, End of Period ..................................    $    46.68
                                                                     ==========

Total Return (%)(b) .............................................         25.87

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ......................        30,541

  Ratios to average net assets (%)(c):
    Operating expenses ..........................................          1.27
    Net investment income .......................................           .92

  Portfolio turnover rate (%) ...................................        118.99

*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                           International Fund 82

International Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              Years Ended December 31,
                                                 ---------------------------------------------------------------------------------
                                                      1999             1998             1997             1996             1995
                                                 -------------    -------------    -------------    -------------    -------------

Net Asset Value, Beginning of Period .........   $       38.03    $       34.60    $       37.39    $       36.26    $       34.28
                                                 -------------    -------------    -------------    -------------    -------------

Income From Operations
  Net investment income (a) ..................             .43              .52              .46              .44              .48
  Net realized and unrealized gain (loss) ....           10.93             4.10             (.28)            2.41             3.16
                                                 -------------    -------------    -------------    -------------    -------------

    Total income from operations .............           11.36             4.62              .18             2.85             3.64
                                                 -------------    -------------    -------------    -------------    -------------

Distributions
  From net investment income .................            (.48)            (.59)            (.55)            (.35)            (.72)
  From net realized gain .....................           (2.24)            (.60)           (2.42)           (1.37)            (.94)
                                                 -------------    -------------    -------------    -------------    -------------

    Total distributions ......................           (2.72)           (1.19)           (2.97)           (1.72)           (1.66)
                                                 -------------    -------------    -------------    -------------    -------------

Net Asset Value, End of Period ...............   $       46.67    $       38.03    $       34.60    $       37.39    $       36.26
                                                 =============    =============    =============    =============    =============

Total Return (%)(b) ..........................           30.46            13.52              .58             7.98            10.71

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ...       1,263,676        1,013,679          972,735          944,380          796,777

  Ratios to average net assets (%)(b):
    Operating expenses, net ..................            1.00              .98             1.00             1.04              .88
    Operating expenses, gross ................            1.00              .98             1.00             1.05              .89
    Net investment income ....................            1.07             1.38             1.14             1.20             1.41

  Portfolio turnover rate (%) ................          118.99            64.47            79.45            42.69            36.78

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


83 International Fund

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

Invests in: Primarily emerging market equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of five managers with four separate approaches to global emerging markets investment.

 [The following table was depicted as a mountain chart in the printed material.]

                         Growth of a $10,000 Investment

 Yearly periods        Emerging           Extended           IFC
    ended              Markets            Barings         Investible
  December 31          Class S++          EM++++          Composite**

    Dates
  Inception*            $10,000           $10,000          $10,000
    1993                $14,163           $17,628          $18,040
    1994                $13,356           $16,793          $15,876
    1995                $12,260           $15,856          $14,536
    1996                $13,783           $17,288          $15,903
    1997                $13,289           $15,672          $13,566
    1998                 $8,625           $12,733          $10,572
    1999                $14,344           $20,977          $17,871
--------------------------------------------------------------------------------
   Total               $100,820          $127,047          $116,150
================================================================================

Emerging Markets Fund - Class S

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,903                  49.03%
5 Years                             $10,740                   1.44%ss.
Inception                           $14,344                   5.35%ss.

Emerging Markets Fund - Class Ess.ss.

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,871                   48.71%
5 Years                             $10,711                    1.38%ss.
Inception                           $14,306                    5.31%ss.

Emerging Markets Fund - Class Css.ss.ss.

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,791                   47.91%
5 Years                             $10,654                    1.28%ss.
Inception                           $14,230                    5.23%ss.

IFC Investable Composite Index

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $16,711                   67.11%
5 Years                             $11,131                    2.17%ss.
Inception                           $17,671                    8.58%ss.

Extended Barings Emerging Markets Index

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $16,474                   64.74%
5 Years                             $12,492                    4.55%ss.
Inception                           $20,977                   11.31%ss.


85 Emerging Markets Fund

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Emerging Markets Fund Class S, Class E, and Class C shares reflected total returns of 49.03%, 48.71%, and 47.91%, respectively, as compared to the IFC Investable Composite Index results of 67.11%. The Fund trailed the Index primarily due to poor country and security selection as well as costs associated with changes to the investment managers. Performance also lagged the Extended Barings Emerging Markets Index.

Portfolio Highlights

The year proved to be one of strong recovery for emerging markets globally. Asian markets led the recovery early in the year, but were joined by Latin American, European, Middle Eastern, and African (EMEA) markets as the year progressed. As strong as the recovery was, emerging markets still ended the year below their pre-Asian currency "meltdown" highs.

The Fund's return was impressive in absolute terms, but a disappointment relative to the benchmark. A strong fourth quarter failed to compensate for weak performance earlier in the year. Performance difficulties specific to the Fund's investment managers led to corrective action. However, the laborious and costly change of managers in a highly illiquid asset class also negatively impacted results. Two of the three managers in the Fund at the start of the year were replaced and four new managers were hired to improve the Fund's style diversification and reflect the efforts of Russell's manager research process.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Telefonos de Mexico SA Series L -  ADR (Mexico)                       3.4%
Yapi ve Kredi Bankasi AS (Turkey)                                     2.6
Samsung Electronics (South Korea)                                     2.6
Genesis India Investment Co. (India)                                  2.2
SK Telecomm Co., Ltd. (South Korea)                                   1.1
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan)           1.1
Migros (Turkey)                                                       1.0
Acer, Inc. - GDR (Taiwan)                                             1.0
Credit Bank (Regd)(Greece)                                            0.9
Infosys Technologies, Ltd. - ADR (India)                              0.9

Portfolio Characteristics
                                                               December 31, 1999

Current P/E Ratio                                                    18.57x
Portfolio Price/Book Ratio                                            2.17x
Market Capitalization - $ - Weighted Average                        8.1 Bil
Number of Holdings                                                      513

Money Managers                                                    Styles

Genesis Asset Managers Limited                           Global/ Market-Oriented
Foreign & Colonial Emerging Markets Limited              Market-Oriented
Nicholas Applegate Capital Management                    Growth
Sanford C. Bernstein & Co., Inc.                         Value
Schroder Investment Management North America, Ltd.       Market-Oriented


* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. IFC Index and Barings Index assumes initial investment on February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Extended Barings Emerging Markets Index is a market capitalization-weighted index of companies' performance within 20 countries in Africa, Asia, Europe and Latin America.

ss.   Annualized.

ss.ss. Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.ss.ss. Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Emerging Markets Fund 86

Emerging Markets Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Common Stocks - 87.9%
Argentina - 1.9%
Astra cia Argentina de Petro (a)                      240,000              511
Banco de Galicia y Buenos Aires SA de CV
    Class B - ADR                                      14,329              284
Banco Frances del Rio la Plata - ADR                   14,500              343
Central Costanera SA Class B                          187,100              425
Central Puerto SA Class B                             120,000              194
Inversiones Y Representaciones SA Class B              99,137              321
Naviera Perez Companc Class B                         277,031            1,419
Nobleza Piccardo SA                                    51,100              108
Perez Companc SA Class B - ADR                          3,010               31
Quilmes Industrial (Regd)(a)                           71,000              639
Siderar SA Series A                                    18,800               77
Siderca SAIC                                          250,000              525
Telecom Argentina SA Class B - ADR                     20,700              709
Telefonica de Argentina Class B                       340,000            1,044
Telefonica de Argentina SA Class B - ADR               26,100              806
Transportadora de Gas del Sur SA Class B              400,000              752
                                                                       -------
                                                                         8,188
                                                                       -------

Australia - 0.6%
Lihir Gold, Ltd. (a)                                1,083,000              789
Oil Search, Ltd. (Australia Regd)(a)                  800,000            1,050
Orogen Minerals, Ltd.                                 800,000              946
                                                                       -------
                                                                         2,785
                                                                       -------

Austria - 0.0%
Elektrim SA                                            20,250              201
                                                                       -------

Brazil - 1.8%
Centrais Eletricas Brasileiras SA NPV              36,009,000              788
Companhia Cervejaria Brahma - ADR                      21,900              307
Companhia de Tecidos Norte de Minas NPV
    1999 Rights (a)                                 1,492,066              136
Companhia Energetica de Minas
    Gerais SA - ADR                                    23,547              532
Companhia Siderurgica Nacional NPV                 17,800,000              690
Companhia Siderurgica Nacional NPV - ADR                2,800              103
Companhia Vale do Rio Doce NPV                          6,000              139
Embratel Participacoes SA (a)                      31,214,000              522
Globo Cabo SA - ADR NPV                                35,300              622
Light Servicos de Eletricidade SA NPV (a)           7,902,914              871
Petroleo Brasileiro Petrobras SA - ADR                 26,700              685
Tele Centro Sul Participacoes SA NPV (a)           34,233,000              368
Tele Norte Leste Participacoes SA NPV              26,105,000              470
Tele Sudeste Celular Participacoes SA NPV          68,617,000              273
Telecomunicacoes Brasileiras SA NPV                 3,620,000              309
Telesp Celular Participacoes SA NPV                34,060,000              322
Telesp Participacoes SA NPV                        33,112,000              458
Ultrapar Participacoes SA - ADR NPV (a)                10,100              116
White Martins SA NPV                                  331,407              232
                                                                       -------
                                                                         7,943
                                                                       -------

Chile - 3.5%
Antofagasta Holdings PLC                              408,036            2,834
Banco de A. Edwards Series A NPV - ADR                  9,944              165
Banco Santander Chile Series A - ADR                   10,200              156
Banco Santiago - ADR                                   20,000              428
BBV Banco BHIF - ADR (a)                               25,000              378
Chilectra SA NPV - ADR                                  3,000               60
Compania de Telecomunicaciones de Chile SA- ADR        41,769              762
Distribucion Y Servicio D&S SA - ADR                  125,600            2,449
Embotelladora Andina SA - ADR Series A                 62,000            1,104
Embotelladora Andina SA - ADR Series B                 58,000              848
Embotelladora Arica SA -ADR (a)                        79,300              793
Enersis SA - ADR                                       55,652            1,308
Gener SA - ADR                                         25,000              388
Laboratorio Chile SA - ADR                             30,000              546
Maderas y Sinteticos SA - ADR                         103,000            1,326
Quinenco SA                                           166,300            1,850
Sociedad Quimica Y Minera de Chile SA - ADR             3,750              118
                                                                       -------
                                                                        15,513
                                                                       -------

China - 2.3%
Beijing Datang Power Generation Company, Ltd.         732,000              121
Beijing Enterprises Holdings, Ltd.                    182,000              287
Beijing Yanhua Petrochemical Co., Ltd. Class H        950,000              110
China Merchants Holdings International Co. Ltd.     1,024,000              843
China Resources Enterprise, Ltd.                      210,000              336


87 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
China Southern Airlines (a)                         1,060,000              232
China Steel Corp. - ADR (a)                            25,000              365
China Telecom (Hong Kong), Ltd. (a)                   358,000            2,234
China Telecom (Hong Kong), Ltd. - ADR (a)               8,500            1,093
Cosco Pacific, Ltd.                                   200,000              166
Guangdong Kelon Electrical Holdings Co., Ltd.         470,000              357
Huaneng Power International, Inc. Series N - ADR      136,500            1,442
Jiangsu Expressway Co., Ltd. Class H                4,590,000              750
Jilin Chemical Industrial Company, Ltd. Class H     1,800,000              139
New World China Land, Ltd. (a)                      1,994,000              737
Shanghai Petrochemical Co., Ltd. Class H              260,000               41
Yanzhou Coal Mining Co., Ltd. Series H              1,740,000              481
Yizheng Chemical Fibre Class H (a)                  1,985,000              556
                                                                       -------
                                                                        10,290
                                                                       -------

Croatia - 0.3%
Pliva d.d.                                             11,600              148
Pliva d.d. - GDR                                       85,230            1,091
                                                                       -------
                                                                         1,239
                                                                       -------

Czech Republic - 0.4%
Ceska Sporitelna AS (Regd) - GDR (a)                   27,270              125
Ceske Energeticke Zavody AS (a)                        33,000               82
Ceske Radiokomunikace AS - GDR (a)                     13,000              468
Komercni Banka AS - ADR (a)                            24,400              127
SPT Telecom AS (a)                                      8,280              134
Tabak AS                                                3,500              705
                                                                       -------
                                                                         1,641
                                                                       -------

Ecuador - 0.0%
La Cemento Nacional - GDR (144A)(a)                       700               34
La Cemento National - GDR (a)                           3,700              177
                                                                       -------
                                                                           211
                                                                       -------

Egypt - 1.6%
Al Ahram Beverage Co. SAE - GDR (144A)                 21,130              412
Al-Ahram Beverages Co. S.A.E. - GDR (a)                83,200            1,622
Arabian International Construction (a)                  3,750               14
Commercial International Bank                          62,400              912
Commercial International Bank (Regd.) - GDR             4,000               57
Eastern Company for Tobacco & Cigarettes                3,300               87
Egypt International Pharmaceutical
    Industries Co.                                      2,000               98
Egyptian Mobile Phone Network (a)                      52,018            2,384
Madinet NASR for Housing & Development                  2,950               29
Misr International Bank                                 7,400              151
Orascom Construction (a)                               42,700              880
Oriental Weavers Co.                                    4,100               74
Suez Cement Co. (Regd) - GDR                            5,889               97
                                                                       -------
                                                                         6,817
                                                                       -------

Greece - 3.6%
Aluminum Co. of Greece SA                              20,100              988
Attica Enterprises Holdings SA                          6,175              119
Bank of Piraues                                         6,870              171
Commercial Bank of Greece                              35,426            2,704
Credit Bank (Regd)                                     51,240            4,012
Hellenic Bottling Co. SA                               15,837              364
Hellenic Telecommunication Organization SA - ADR        5,600               67
Hellenic Telecommunication Organization SA - GDR      142,139            3,366
Intracom SA                                            20,192              924
National Bank of Greece SA                             19,159            1,412
Panafon Hellenic Telecom SA (a)                        35,920              482
STET Hellas Telecommunications SA - ADR (a)            11,000              333
Titan Cement Co. (a)                                   15,836              944
                                                                       -------
                                                                        15,886
                                                                       -------

Hong Kong - 0.6%
Chen Hsong Holdings, Ltd.                           1,900,000              501
New World Infrastructure, Ltd. (a)                  1,222,100            1,564
Pacific Century CyberWorks, Ltd. (a)                  192,000              446
                                                                       -------
                                                                         2,511
                                                                       -------

Hungary - 2.8%
BorsodChem - GDR                                       42,000            1,649
BorsodChem Rt.                                         12,000              492
Magyar Olaj Es Gas                                      5,200              108
Magyar Tavkozlesi Rt - ADR                             67,550            2,432
Magyar Tavkozlesi Rt. (Regd)                          255,476            1,790
Mol Magyar Olaj-Es Gazipari Rt. - GDR                 101,900            2,089
Mol Magyar Olay-Es Gazipari - GDR                      16,266              336
OTP Bank Rt.                                           14,160              829
Richter Gedeon, Ltd. - GDR                             31,280            2,033


                                                        Emerging Markets Fund 88

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Synergon Information Systems, Ltd. - GDR (a)            3,000               29
Tiszai Vegyi Kombinat Rt.                              21,400              402
                                                                       -------
                                                                        12,189
                                                                       -------

India - 5.8%
Bajaj Auto, Ltd. - GDR                                 52,820              489
BSES, Ltd. - GDR                                       27,000              342
BSES, Ltd. (a)                                         22,800              288
Genesis India Investment Co. (a)                      710,000            9,450
Grasim Industries, Ltd. - GDS (a)                       9,500              128
Hindalco Industries, Ltd. - GDR                        11,600              270
ICICI, Ltd. - ADR (a)                                  62,900              918
Indo Gulf Fertilizers & Chemicals - GDR (a)           419,000              608
Infosys Technologies, Ltd. - ADR                       11,700            3,767
ITC, Ltd. - GDR (a)                                    28,300              549
Larsen & Toubro, Ltd. - GDR                            53,350            1,761
Mahanagar Telephone Nigam, Ltd. - GDR (a)              52,700              580
Mahindra & Mahindra , Ltd. - GDR (a)                   35,700              384
Perusahaan Persero Telekom - ADR                       83,528              919
Reliance Industries, Ltd. - GDR (a)                    99,311            1,400
State Bank of India - GDR                              25,600              305
Tata Engineering & Locomotive Co.  - GDR (a)          104,400              548
Videsh Sanchar Nigam, Ltd. - GDR (a)                  106,557            2,608
                                                                       -------
                                                                        25,314
                                                                       -------

Indonesia - 1.7%
Gulf Indonesia Resources, Ltd. (a)                     81,300              661
Indah Kiat Pulp & Paper (Alien Market)(a)             972,000              383
PT Astra International, Inc. (a)                      564,000              303
PT Bank Internasional Indonesia (Alien Market)(a)   5,965,000              128
PT Bank Pan Indonesia Tbk (a)                       1,364,000              132
PT Gudang Garam Tbk                                   211,000              568
PT Hanjaya Mandala Sampoerna Tbk (a)                  245,000              623
PT Indofood Sukses Makmur Tbk (a)                     414,000              518
PT Indosat (Persero) Tbk                              144,000              321
PT Indosat (Persero) Tbk - ADR                         21,900              474
PT Matahari Putra Prima Tbk (a)                     8,800,000            1,480
PT Ramayana Lestari Sentosa                         1,670,000            1,410
PT Telekomunikasi Indonesia Series B (a)              350,000              199
Semen Gresik                                          232,000              367
                                                                       -------
                                                                         7,567
                                                                       -------

Israel - 2.7%
Bank Hapoalim, Ltd.                                   467,090            1,455
Bank Leumi Le-Israel                                  726,733            1,529
Bezeq Israeli Telecommunication Corp., Ltd. (a)       107,292              535
Blue Square Israel, Ltd. NPV - ADR                     13,720              175
Clal Industries, Ltd.                                  24,400              230
Delta-Galil Industries, Ltd.                           32,000              582
Discount Investment Corp. (Regd.)                       6,328              321
ECI Telecom, Ltd.                                       3,460              109
ECtel, Ltd. (a)                                         7,600              138
Elbit Systems, Ltd.                                    13,243              207
Gilat Satellite Networks, Ltd. (a)                      5,300              628
IDB Holding Corp., Ltd.                                 3,864              128
Israel Chemicals, Ltd.                                161,724              178
Israel Discount Bank Series A (a)                     300,000              373
Koor Industries, Ltd.                                   1,394              139
Koor Industries, Ltd. - ADR                            25,000              500
Matav-Cable Systems Media, Ltd.                        12,100              350
Nice Systems, Ltd. - ADR (a)                           10,730              528
Orbotech, Ltd. NPV (a)                                  3,750              291
Orekit Communications, Ltd. - GDR (a)                   3,800              130
Partner Communications Co., Ltd. - ADR (a)             26,400              683
Property & Building Corp., Ltd.                           666               71
RADWARE, Ltd. (a)                                       7,800              330
Scitex Corp., Ltd. (a)                                 19,000              273
Tecnomatix Technologies, Ltd. (a)                      41,500            1,172
Teva Pharmaceutical Industries, Ltd. - ADR             14,473            1,036
                                                                       -------
                                                                        12,091
                                                                       -------

Jordan - 0.2%
Arab Bank Group                                         3,510              954
                                                                       -------

Lebanon - 0.1%
Solidere - GDR (a)                                     70,000              515
                                                                       -------

Luxembourg - 0.7%
Millicom International Cellular SA (a)                 43,000            2,666
Ritek, Inc. - GDR (a)                                  17,690              198
                                                                       -------
                                                                         2,864
                                                                       -------


89 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Malaysia - 3.7%
AMMB Holdings Berhad                                  220,000              527
Commerce Asset - Holding Berhad                       482,000            1,237
Genting Berhad                                        346,000            1,229
Golden Hope Plantation                                454,000              409
Malakoff Berhad                                       231,000              608
Malayan Banking Berhad                                493,000            1,751
Malaysian International Shipping Corp.
    Berhad (Alien Market)                             175,000              288
Malaysian Pacific                                     210,000            1,354
O.Y.L. Industries Berhad                              104,800              270
Oriental Holdings Berhad                              407,000              889
Petronas Gas Berhad                                   329,000              771
Public Bank Berhad                                    311,000              272
Public Bank Berhad (Alien Market)                     339,000              351
Resorts World Berhad                                  361,000            1,036
RHB Capital Berhad (a)                                323,000              335
Rothmans of Pall Mall (Malaysia) Berhad                80,200              612
Sime Darby Berhad                                     679,000              861
Telekom Malaysia Berhad                               350,000            1,354
Tenaga Nasional Berhad                                604,000            1,558
United Engineers (Malaysia) Berhad (a)                286,000              455
YTL Corp. Berhad                                       66,000              105
YTL Corp. Berhad 2009 Warrants (a)                     16,500               10
                                                                       -------
                                                                        16,282
                                                                       -------

Mexico - 12.5%
Alfa SA de CV Class A NPV (a)                         194,000              911
Apasco SA de CV NPV                                    28,000              174
Carso Global Telecom Series A1 NPV (a)                328,100            3,082
Cemex SA de CV 2002 Warrants (a)                       35,000               20
Cemex SA de CV - ADR (a)                               65,754            1,833
Cemex SA de CV NPV (a)                                434,440            2,430
Cemex SA de CV NPV 2002 Warrants (a)                    3,790               16
Cifra SA de CV Class C NPV (a)                        452,700              862
Cifra SA de CV Series V NPV (a)                       555,000            1,113
Compania Cervecerias Unidas SA - ADR                   49,900            1,600
Controladora Comercial Mexicana SA de CV NPV        1,134,000            1,520
Corporacion Interamericana de
    Entretenimiento SA Series B NPV (a)               280,300            1,120
Corporacion Interamericana de
    Entretenimiento SA Series L NPV (a)               105,000              410
Cydsa SA Series A NPV                                 277,000              257
Desc SA de CV Series B NPV (a)                        180,000              148
Desc SA de CV Series C - ADR (a)                       81,000            1,357
Empaques Ponderosa (a)                                327,500              131
Empresa Nacional de Electricidad SA - ADR              41,438              588
Fomento Economico Mexicano SA de CV                   160,500              717
Fomento Economico Mexicano SA de CV
    Series B - ADR                                     61,950            2,757
Grupo Bimbo SA de CV Series A NPV (a)                 224,000              500
Grupo Carso Series A NPV (a)                           79,500              396
Grupo Continental SA Series CP                        149,000              217
Grupo Financiero Banamex Accival SA de CV
    (Banacci) Series O (a)                            396,483            1,590
Grupo Financiero Bancomer SA de CV NPV
    Series O (a)                                      267,000              112
Grupo Financiero Banorte SA de CV NPV (a)             220,000              332
Grupo Financiero Inbursa SA de CV NPV
    Class O (a)                                        96,000              393
Grupo Industrial Durango SA - ADR (a)                  17,250              205
Grupo Industrial Saltillo SA de CV NPV                 54,500              174
Grupo Mexico SA Series B NPV                          232,700            1,153
Grupo Modelo SA de CV Series C NPV                    212,000              582
Grupo Sanborns SA NPV Series B (a)                    151,000              335
Grupo Television SA de CV - GDR (a)                    42,000            2,867
Hylsamex SA de CV Series B NPV (a)                    170,000              499
Kimberly-Clark, Mexico Class A NPV                    840,500            3,282
Nuevo Grupo Iusacell SA de CV Series V - ADR (a)       65,000              971
Organizacion Soriana SA de CV Series B NPV (a)        104,000              477
Panamerican Beverages, Inc. Class A                   112,000            2,303
Seguros Comercial America NPV Series B (a)             87,000              321
Telefonos de Mexico SA Series L - ADR                 134,287           15,107
Tubos de Acero de Mexico SA                            37,700              511
TV Azteca SA de CV - ADR (a)                          177,100            1,593
                                                                       -------
                                                                        54,966
                                                                       -------

Panama - 0.2%
Banco Latinoamericano de Exportaciones SA  Class E     40,000              940
                                                                       -------


                                                        Emerging Markets Fund 90

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Peru - 0.9%
Compania de Minas Buenaventura Series B - ADR          38,700              622
Companiade Minas Buenaventura SA Series B              22,000              178
Credicorp, Ltd.                                        29,450              353
Enrique Ferreyros                                     236,970              128
Minas Buenaventura                                      5,600               45
Minsur SA                                              64,000              132
Southern Peru Copper Corp.                             10,800              167
Telefonica Del Peru SA Class B - ADR                  166,938            2,233
                                                                       -------
                                                                         3,858
                                                                       -------

Philippines - 1.8%
Ayala Corp. (a)                                       203,000               59
Ayala Land, Inc.                                      395,013              103
Equitable PCI Bank                                    480,200            1,066
First Philippine Holdings Corp.                       653,360              559
Manila Electric Co. Class B                           875,200            2,497
Metropolitan Bank & Trust Co.                          35,700              257
Philippine Long Distance Telephone Co.                  6,100              155
Philippine Long Distance Telephone Co. - ADR           81,027            2,097
San Miguel Corp. Class B                               67,500               95
Security Bank Corp. (a)                               350,000              317
SM Prime Holdings                                     878,000              166
Universal Robina                                    2,000,000              358
                                                                       -------
                                                                         7,729
                                                                       -------

Poland - 0.9%
Agora SA - GDR (a)                                      7,100              105
Bank Handlowy W. Warszawie SA - GDR (a)                27,355              410
BRE Bank SA                                             9,900              314
Elektrim Spolka Akcyjna SA (a)                         44,100              437
KGHM Polska Miedz SA - GDR (a)                         34,600              462
Orbis SA (a)                                           21,600              187
Polski Koncern Naftowy SA - GDR (a)                    90,930            1,114
Softbank SA - GDR                                       8,480              288
Telekomunikacja Polska SA Class S - GDR                34,300              214
Telekomunikacja Polska SA Series A - GDR               29,710              195
WBK                                                    27,662              188
                                                                       -------
                                                                         3,914
                                                                       -------

Russia - 1.0%
Lukoil Oil Co. - ADR                                   26,930            1,066
OAO Gazprom - ADR (a)                                   6,000               50
Surgutneftegaz SP - ADR (a)                           142,350            2,491
Unified Energy Systems - GDR                           22,700              272
Vimpel-Communications - ADR (a)                        15,950              713
                                                                       -------
                                                                         4,592
                                                                       -------

Singapore - 0.4%
Asia Pulp & Paper Co, - ADR Ltd. (a)                   79,000              622
Datacraft Asia, Ltd. (a)                              122,000            1,013
                                                                         1,635

South Africa - 7.0%
AECI, Ltd.                                            131,000              267
Alexander Forbes, Ltd.                                482,000            1,288
Amalgamated Banks of South Africa                     216,267              970
Amalgamated Beverage Industries, Ltd.                  50,971              435
Anglo American Platinum Corp., Ltd.                    22,300              678
Anglo American PLC (a)                                 22,100            1,422
AngloGold, Ltd.                                        21,210            1,091
Ashanti Goldfields, Ltd. - ADR                        216,178              567
Barlow, Ltd.                                           68,737              495
DataTec, Ltd. (a)                                      37,000              653
De Beers Centenary Linked Units                        40,154            1,168
Dimension Data Holdings, Ltd. (a)                     293,857            1,843
Fedsure Holdings, Ltd.                                 32,900              267
FirstRand, Ltd.                                       577,600              826
Impala Platinum Holdings, Ltd.                         12,900              522
Imperial Holdings, Ltd. (a)                            40,666              445
Iscor, Ltd. (a)                                        74,960              284
Ixchange Technology Holdings, Ltd. (a)                 68,500              289
JD Group, Ltd.                                         41,600              358
Liberty Life Association of Africa                     48,886              564
Lonrho Africa PLC                                     437,204              219
Lonrho PLC                                            184,676            1,870
Metro Cash and Carry, Ltd. NPV                        392,500              446
MIH, Ltd. NPV (a)                                       6,900              405
Nampak, Ltd.                                           90,000              271
Nedcor Investment Bank Holdings (a)                    31,800               20
Nedcor, Ltd.                                           24,062              536
PepsiCo International, Inc. (a)                         1,190               10
Profurn, Ltd. NPV                                     296,400              327
Real Africa Holdings, Ltd. (a)                         38,400               54
Rembrandt Group, Ltd.                                 273,600            2,605
Sanlam, Ltd. (a)                                      940,100            1,314
Sappi, Ltd.                                           104,400            1,031
Sasol NPV                                             443,463            3,739
South African Breweries PLC (a)                       229,920            2,326
Standard Bank Investment Corporation, Ltd.             85,060              352


91 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Tongaat-Hulett Group, Ltd.                            103,000              869
Truworths International, Ltd.                             552                1
Woolworths Holdings, Ltd.                                 892                1
                                                                       -------
                                                                        30,828
                                                                       -------

South Korea - 12.4%
Dacom Corp.                                             2,400            1,236
Daewoo Securities (a)                                  14,934              169
Doosan Corp. (a)                                       40,172            1,038
Hanil Cement Manufacturing Co., Ltd.                   20,430              363
Hankuk Glass Industries, Inc.                          17,000              322
Hansol Paper Co. (a)                                   33,960              307
Hanvit Bank (a)                                       102,000              345
Honam Petrochemical Corp.                              20,500              287
Housing & Commercial Bank, Korea - GDR                 10,000              293
Housing & Commercial Bank, Korea (a)                   45,790            1,452
Hyundai Electronics Industries Co. (a)                 76,498            1,624
Hyundai Industrial Development & Construction          27,566              204
Hyundai Merchant Marine                                41,164              269
Hyundai Motor Co., Ltd. (a)                            62,530              991
Hyundai Motor Co., Ltd. - GDR (a)                      31,234              326
Kookmin Bank                                          115,308            1,808
Korea Electric Power Corp.                             65,818            2,040
Korea Electric Power Corp. - ADR                       38,700              648
Korea Exchange Bank (a)                               249,500              956
Korea Telecom Corp.                                     8,180            1,289
Korea Telecom Corp. - ADR (a)                          41,790            3,124
LG Chemical, Ltd.                                      28,520              902
LG Electronics                                         26,790            1,109
Lotte Confectionery Co.                                 4,500              535
Medison Co.                                            16,400              239
Pohang Iron & Steel Co., Ltd.                          19,451            2,141
Pohang Iron & Steel Co., Ltd. - ADR                    26,600              931
S1 Corp. (a)                                           46,760              807
Samsung Corp. (a)                                      51,950              778
Samsung Display Devices Co. - GDR                      52,250              523
Samsung Electronics                                    48,585           11,381
Samsung Electronics, Ltd. - GDS (a)                    45,719            3,578
Samsung Fire & Marine Insurance (a)                     5,600              179
Samsung Fire & Marine Insurance 2000 Rights (a)         1,145                9
Samsung Securities Co., Ltd.                           21,078              639
Seoul City Gas Co., Ltd.                                5,000               92
Shin Han Bank                                         137,000            1,484
Shinwon Corp. (a)                                     159,136              193
SK Corp.                                               27,362              829
SK Telecom Co., Ltd. - ADR                             39,892            1,531
SK Telecomm Co., Ltd.                                   1,368            4,903
Ssangyong Oil Refining Co.                             69,440            1,827
Tae Young Corp.                                        17,639              683
                                                                       -------
                                                                        54,384
                                                                       -------

Sri Lanka - 0.1%
Ceylon Theatre                                         13,660               38
Development Finance Corp. of Ceylon                    97,221              169
John Keells Holdings, Ltd.                             52,242              148
                                                                       -------
                                                                           355
                                                                       -------

Switzerland - 0.2%
UBS AG 2000 Warrants (a)                                4,500              711
                                                                       -------
                                                                           711
                                                                       -------

Taiwan - 6.3%
Accton Technology Corp. - GDR (a)                      51,000              365
Acer, Inc. - GDR (144A)                                39,700              556
Acer, Inc. - GDR (a)                                  317,282            4,442
Advanced Semiconductor Engineering, Inc. - GDR (a)     16,605              319
ASE Test, Ltd. (a)                                     39,800              940
Asia Cement Corp. - GDR (a)                            96,461              931
Asustek Computer, Inc. - GDR (Regd)                    83,840            1,136
Asustek Computer, Inc. 2000 Warrants (a)               47,000              539
Asustek Computer, Inc. - GDR                              110                1
China Steel Corp. - GDS (a)                            96,102            1,403
Evergreen Marine Corp. - GDR (a)                       61,642              518
Far Eastern Textile, Ltd. - GDR (a)                    54,000            1,284
First Bank 2000 Warrants (a)                          180,000              226
Formosa Plastic Corp. 2000 Warrants (a)               115,700              230
Fubon Insurance Co., Ltd. - GDR                        78,980              644
Hon Hai Precision Industry Co., Ltd. GDR (a)          124,340            2,403
Hua Nan Commercial Bank 2000 Warrants (a)             183,000              230
Powerchip Semiconductor Corp. - GDR (a)                 7,000               93
Siliconware Precision Industries Co. - GDR (a)         98,158            1,384
Synnex Technology International Corp.                  23,416              605
Synnex Technology International Corp.(Regd) - GDR      55,060            1,421
Taiwan Semiconductor Manufacturing Co.,
    Ltd. 2000 Warrants (a)                            234,146            1,531
Taiwan Semiconductor Manufacturing
    Co., Ltd - ADR (a)                                105,626            4,753


                                                        Emerging Markets Fund 92

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Windbond Electronics Corp. - GDR (a)                   64,300            1,473
Yageo Corp. - GDR (a)                                  63,517              374
                                                                       -------
                                                                        27,801
                                                                       -------

Thailand - 1.5%
Advanced Information Services (Alien
    Market)(a)                                         42,000              705
Bangkok Bank PLC (Alien Market)(a)                    352,000              888
Bangkok Expressway PLC (Alien Market)(a)              288,000              138
BEC World PLC, Ltd. (Alien Market)                     34,939              213
Delta Electronics (Thailand) PLC                       50,000              595
Electricity Generating PLC (Alien Market)              61,000               76
Hana Microelectronics PLC (Alien Market)(a)           145,000              654
Jasmine International PLC (Alien Market)(a)           700,000              423
National Petrochemical PLC (Alien Market)(a)          410,000              446
PTT Exploration and Production PLC, Ltd.
    (Alien Market)(a)                                  20,000              123
Siam Cement Co. (Alien Market)(a)                       9,581              318
Siam City Cement PLC (Alien Market)(a)                 45,000              241
TelecomAsia (Alien Market)(a)                         240,000              312
Thai Farmers Bank (Alien Market)(a)                   755,700            1,265
                                                                       -------
                                                                         6,397
                                                                       -------

Turkey - 6.9%
Akansa Cimento AS                                   1,370,000               31
Akbank TAS                                         63,320,352            1,868
Arcelik AS (a)                                     13,923,920              911
EGE Biracilik Ve Malt Sanayii AS                   16,750,000            1,282
Erciyas Biracilik ve Malt Sanayii AS (a)            3,500,000              168
Eregli Demir ve Celik Fabrikalari TAS (a)           8,000,000              332
Ford Otomotiv Sanayi AS (a)                        21,546,000              953
Haci Omer Sabanci Holding AS                       51,310,000            2,980
Haci Omer Sabanci Holding AS - ADR (a)                 70,500              917
Hurriyet Gazetecilik ve Matbaacilik AS (a)         20,207,000              373
Koc Holding AS                                      5,239,390              966
Migros                                              7,068,800            4,561
Sasa Suni ve Sentetik Elyaf Sanayii
    Anonim Sirketi                                  5,000,000              150
Tupras                                              1,491,350              168
Turkiye Garanti Bankasi AS (a)                     81,442,800            1,231
Turkiye Is Bankasi                                 32,287,164            1,548
Vestel Elektronik Sanayi ve Ticaret AS (a)            941,900              226
Yapi ve Kredi Bankasi AS                          369,106,168           11,397
                                                                       -------
                                                                        30,062
                                                                       -------

United Kingdom - 0.8%
Billiton PLC                                          204,300            1,211
Genesis Smaller Companies Fund (a)                    172,135            2,375
                                                                       -------
                                                                         3,586
                                                                       -------

United States - 0.2%
Comverse Technology, Inc. (a)                           4,900              709
                                                                       -------

Venezuela - 0.4%
Companhia Anonima Nacional Telefonos de
    Venezuela - ADR                                    44,946            1,107
Mavesa SA - ADR                                       151,875              465
Siderurgica Venezolana "Sivensa" S.A.C.A.
    Class B - GDR                                      13,167               32
                                                                       -------
                                                                         1,604
                                                                       -------

Zimbabwe - 0.1%
Delta Corp.                                         1,010,343              360
                                                                       -------

Total Common Stocks
(cost $301,998)                                                        385,432
                                                                       -------

Preferred Stocks - 10.0%
Argentina - 0.3%
Quilmes Industrial Quinsa Societe - ADR               120,300            1,436
                                                                       -------

Brazil - 9.6%
Aracruz Celulose SA NPV - ADR                          35,870              942
Banco Bradesco SA NPV                             135,183,000            1,060
Banco do Estado de Sao Paulo NPV (a)               26,849,000              951
Banco Itau SA NPV                                  31,214,180            2,678
Banco Votorantim SA NPV (a)                        20,700,000              951
Brasmotor SA NPV                                   14,640,000            2,053
CIA Energetica De Minas Gerais                     74,997,148            1,681
Companhia Brasileira de Distribuicao Grupo
    Pao de Acucar - ADR                                29,300              947
Companhia Energetica de Minas Gerais - ADR             25,356              573
Companhia Paranaense de Energia - Copel           157,282,000            1,524
Companhia Paranaense de Energia Copel
    Class B - ADR                                      15,800              147
Companhia Siderurgica de Tubarao NPV (a)           31,000,000              506


93 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Companhia Vale Do Rio Doce Series A NPV                67,900            1,879
Companmia Cervejaria Brahma NPV                       823,000              601
Coteminas (Cia Tec) NPV                             6,075,105              555
Eletropaulo Metropolitana- Electricidade
     de Sao Paulo SA NPV (a)                       17,090,000            1,107
Embratel Participacoes SA - ADR                       117,534            3,203
Embratel Participacoes SA NPV                      12,591,500              324
Gerdau SA NPV                                       9,300,000              247
Itausa Investimentos Itau SA                          848,000              878
Marcopolo SA NPV                                      521,000                1
Petroleo Brasileiro SA NPV                         14,123,000            3,596
Tele Centro Sul Participacoes SA - ADR                 12,700            1,153
Tele Centro Sul Participacoes SA NPV               59,380,300            1,084
Tele Norte Leste Participacoes SA - ADR                71,780            1,830
Tele Norte Leste Participacoes SA NPV              28,795,000              773
Telecomunicacoes Brasileiras SA NPV                 4,109,000              540
Telecomunicacoes de Sao Paulo NPV (a)             114,198,586            2,687
Telemig Celular SA Class C NPV (a)                     35,333                1
Telesp Celular Participacoes SA NPV                17,818,176              316
Telesp Celular SA Class B NPV                      45,852,841            3,630
Telesp Participacoes SA - ADR                          13,800              337
Telesp Participacoes SA NPV                        30,231,000              733
Uniao de Bancos Brasileiros SA - (Units)            9,720,000              646
Uniao de Bancos Brasileiros SA - GDR                    7,300              220
Usinas Siderurgicas de Minas Gerais SA NPV (a)        296,100            1,605
                                                                       -------
                                                                        41,959
                                                                       -------

Russia - 0.1%
Lukoil Holding Oil Co. - ADR                           57,300              530
                                                                       -------

Thailand - 0.0%
Siam Commercial Bank                                  140,000              171
                                                                       -------

Total Preferred Stocks
(cost $35,158)                                                          44,096
                                                                       -------

                                                   Principal             Market
                                                     Amount              Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Long-Term Investments - 0.0%
Indonesia - 0.0%
Modernland Realty
    6.000% due 01/04/03 (conv.)(c)                  IDR    30                0

                                                                       -------
Total Long-Term Investments (cost $32)                                       0
                                                                       -------

Short-Term Investments - 1.9%
United States - 1.9%
Frank Russell Investment Company Money
    Market Fund, due on demand (b)                      8,311            8,311
                                                                       -------

Total Short-Term Investments (cost $8,311)                               8,311
                                                                       -------

Total Investments - 99.8%
(identified cost $345,499)                                             437,839

Other Assets and Liabilities,
Net - 0.2%                                                                 900
                                                                       -------

Net Assets - 100.0%                                                    438,739
                                                                       =======

(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
BRL - Brazilian real
IDR - Indonesian rupiah
MXN - Mexican peso
SGD - Singapore dollar
USD - U.S. dollar

  See accompanying notes which are an integral part of the financial statements.


                                                        Emerging Markets Fund 94

Emerging Markets Fund

                                                               December 31, 1999

                                                                        Market
                                                            % of         Value
Industry Diversification                                     Net         (000)
(Unaudited)                                                 Assets         $
-----------------------------------                       ---------   ----------
Auto & Transportation                                         1.7%         7,511
Consumer Discretionary                                        8.5         37,178
Consumer Staples                                              7.1         31,098
Financial Services                                           20.2         88,744
Health Care                                                   0.9          4,155
Integrated Oils                                               2.4         10,245
Material & Processing                                        12.6         55,273
Miscellaneous                                                 3.2         14,152
Other Energy                                                  3.3         14,602
Producer Durables                                             5.8         25,239
Technology                                                   12.1         53,115
Utilities                                                    20.1         88,216
Short-Term Investments                                        1.9          8,311
Long-Term Investments                                         0.0             --
                                                            -----        -------

Total Investments                                            99.8        437,839
Other Assets and Liabilities, Net                             0.2            900
                                                            -----        -------

Net Assets                                                  100.0%       438,739
                                                            =====        =======

                                                                        Market
                                                            % of         Value
                                                             Net         (000)
Geographic Diversification (Unaudited)                      Assets         $
--------------------------------------                    ---------   ----------
Pacific Basin                                                31.4%       137,552
Latin America                                                31.1        136,619
Middle East                                                  17.2         75,660
Europe                                                        9.8         42,860
Africa                                                        6.3         27,462
Other                                                         2.1          9,375
Short-Term Investments                                        1.9          8,311
Long-Term Investments                                         0.0             --
                                                            -----        -------

Total Investments                                            99.8        437,839
Other Assets and Liabilities, Net                             0.2            900
                                                            -----        -------

Net Assets                                                  100.0%       438,739
                                                            =====        =======

Foreign Currency Exchange Spot Contracts

 Sold Contracts to                                                  Unrealized
      Deliver             Bought In Exchange                       Appreciation
        Out                       For              Settlement     (Depreciation)
       (000)                     (000)                Date             (000)
------------------        ------------------       ----------     --------------
BRL             51        USD             28        01/03/00      $           --
MXN            258        USD             27        01/03/00      $           --
SGD              2        USD              1        01/03/00      $           --
                                                                  --------------
                                                                  $           --
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.


95 Emerging Markets Fund.

Emerging Markets Fund

Statements of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                                                                        December 31, 1999

Assets
Investments at market (identified cost $345,499) ..........................................................     $ 437,839
Foreign currency holdings (identified cost $708) ..........................................................           708
Receivables:
   Dividends ..............................................................................................           636
   Investments sold .......................................................................................           591
   Fund shares sold .......................................................................................         1,005
                                                                                                                ---------

     Total assets .........................................................................................       440,779

Liabilities
Payables:
   Investments purchased ...................................................................     $     229
   Fund shares redeemed ....................................................................         1,346
   Accrued fees to affiliates ..............................................................           261
   Other accrued expenses ..................................................................           204
                                                                                                 ---------

     Total liabilities ....................................................................................         2,040
                                                                                                                ---------

Net Assets ................................................................................................     $ 438,739
                                                                                                                =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ..............................................     $  (2,814)
Accumulated net realized gain (loss) ......................................................................       (74,121)
Unrealized appreciation (depreciation) on:
   Investments ............................................................................................        92,340
   Foreign currency-related transactions ..................................................................           (11)
Shares of beneficial interest .............................................................................           350
Additional paid-in capital ................................................................................       422,995
                                                                                                                ---------

Net Assets ................................................................................................     $ 438,739
                                                                                                                =========

Net Asset Value, offering and redemption price per share:
   Class C ($1,630,585 divided by 130,718 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................     $   12.47
                                                                                                                =========
   Class E ($6,314,481 divided by 504,665 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................     $   12.51
                                                                                                                =========
   Class S ($430,794,084 divided by 34,407,709 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................     $   12.52
                                                                                                                =========

  See accompanying notes which are an integral part of the financial statements.


                                                        Emerging Markets Fund 96

Emerging Markets Fund

Statements of Operations

Amounts in thousands

                                                                                    Year Ended December 31, 1999

Investment Income
   Dividends .....................................................................................     $   7,347
   Dividends from Money Market Fund ..............................................................           894
   Less foreign taxes withheld ...................................................................          (607)
                                                                                                       ---------

     Total investment income .....................................................................         7,634

Expenses
   Advisory fees .....................................................................   $   4,046
   Administrative fees ...............................................................         177
   Custodian fees ....................................................................       1,137
   Distribution fees - Class C .......................................................           4
   Transfer agent fees ...............................................................       1,161
   Professional fees .................................................................          48
   Registration fees .................................................................          95
   Shareholder servicing fees - Class C ..............................................           1
   Shareholder servicing fees - Class E ..............................................           8
   Trustees' fees ....................................................................           6
   Miscellaneous .....................................................................          72
                                                                                         ---------
     Total expenses ..............................................................................         6,755
                                                                                                       ---------

Net investment income ............................................................................           879
                                                                                                       ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .......................................................................      (2,140)
   Foreign currency-related transactions .............................................      (2,085)       (4,225)
                                                                                         ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .......................................................................     153,342
   Foreign currency-related transactions .............................................          (7)      153,335
                                                                                         ---------     ---------

Net realized and unrealized gain (loss) ..........................................................       149,110
                                                                                                       ---------

Net increase (decrease) in net assets from operations ............................................     $ 149,989
                                                                                                       =========

See accompanying notes which are an integral part of the financial statements.


97 Emerging Markets Fund

Emerging Markets Fund

Statements of Changes in Net Assets

Amounts in thousands

                                                                                                           Years Ended December 31,

                                                                                                       1999                 1998
                                                                                                     ---------            ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income .................................................................           $     879            $   4,050
   Net realized gain (loss) ..............................................................              (4,225)             (57,573)
   Net change in unrealized appreciation (depreciation) ..................................             153,335              (57,066)
                                                                                                     ---------            ---------

     Net increase (decrease) in net assets from operations ...............................             149,989             (110,589)
                                                                                                     ---------            ---------

Distributions
   From net investment income
     Class E .............................................................................                 (16)                  --
     Class S .............................................................................              (3,161)              (2,472)
                                                                                                     ---------            ---------

        Net decrease in net assets from distributions ....................................              (3,177)              (2,472)
                                                                                                     ---------            ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions .........................              (2,461)              74,397
                                                                                                     ---------            ---------

Total net increase (decrease) in net assets ..............................................             144,351              (38,664)

Net Assets
   Beginning of period ...................................................................             294,388              333,052
                                                                                                     ---------            ---------
   End of period (including accumulated distribution in excess of net investment income of $2,814 and undistributed
     net investment income of $495, respectively) ........................................           $ 438,739            $ 294,388
                                                                                                     =========            =========

  See accompanying notes which are an integral part of the financial statements.


                                                        Emerging Markets Fund 98

Emerging Markets Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period .............................    $    8.07
                                                                      ---------

Income From Operations
   Net investment income (loss)(a) ...............................         (.12)
   Net realized and unrealized gain (loss) .......................         4.57
                                                                      ---------

     Total income from operations ................................         4.45
                                                                      ---------

Distributions
   From net investment income ....................................         (.05)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   12.47
                                                                      =========

Total Return (%)(b) ..............................................        55.43

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        1,631

   Ratios to average net assets (%)(c):
     Operating expenses ..........................................         2.91
     Net investment income (loss) ................................        (1.23)

   Portfolio turnover rate (%) ...................................        94.85

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


99 Emerging Markets Fund

Emerging Markets Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        Years Ended December 31,
                                                        ------------------------
                                                            1999        1998*
                                                         ---------    ---------

Net Asset Value, Beginning of Period .................   $    8.48    $    7.37
                                                         ---------    ---------

Income From Operations
   Net investment income (loss)(a) ...................        (.04)        (.02)
   Net realized and unrealized gain (loss) ...........        4.14         1.13
                                                         ---------    ---------

     Total income from operations ....................        4.10         1.11
                                                         ---------    ---------

Distributions
   From net investment income ........................        (.07)          --
                                                         ---------    ---------

Net Asset Value, End of Period .......................   $   12.51    $    8.48
                                                         =========    =========

Total Return (%)(b) ..................................       48.71        15.06

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........       6,314           39

   Ratios to average net assets (%)(c)(d):
     Operating expenses ..............................        2.17           --
     Net investment income (loss) ....................        (.40)          --

   Portfolio turnover rate (%) .......................       94.85        59.35

*     For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.


                                                       Emerging Markets Fund 100

Emerging Markets Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Years Ended December 31,
                                              --------------------------------------------------------
                                                1999        1998        1997        1996        1995
                                              --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ......   $   8.48    $  11.79    $  12.35    $  11.16    $  12.25
                                              --------    --------    --------    --------    --------

Income From Operations
   Net investment income (a) ..............        .03         .12         .14         .10         .11
   Net realized and unrealized gain (loss)        4.10       (3.35)       (.56)       1.26       (1.12)
                                              --------    --------    --------    --------    --------

     Total income from operations .........       4.13       (3.23)       (.42)       1.36       (1.01)
                                              --------    --------    --------    --------    --------

Distributions
   From net investment income .............       (.09)       (.08)       (.14)       (.17)       (.05)
   From net realized gain .................         --          --          --          --        (.03)
                                              --------    --------    --------    --------    --------

     Total distributions ..................       (.09)       (.08)       (.14)       (.17)       (.08)
                                              --------    --------    --------    --------    --------

Net Asset Value, End of Period ............   $  12.52    $   8.48    $  11.79    $  12.35    $  11.16
                                              ========    ========    ========    ========    ========

Total Return (%)(b) .......................      49.03      (27.57)      (3.45)      12.26       (8.21)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)    430,794     294,349     333,052     271,490     172,673

   Ratios to average net assets (%)(b):
     Operating expenses, net ..............       1.91        1.75        1.64        1.71        1.75
     Operating expenses, gross ............       1.91        1.75        1.64        1.72        1.80
     Net investment income ................        .26        1.20         .87         .77         .88

   Portfolio turnover rate (%) ............      94.85       59.35       50.60       34.62       71.16

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                       101 Emerging Markets Fund

Real Estate Securities Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

Invests in: Equity securities of companies in the real estate industry.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two managers with distinct approaches to investing in real estate equity securities.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

              Real Estate Securities      NAREIT Equity          Lipper(R)
Dates              - Class S                 REIT **           Real Estate ++

Yearly periods
ended
December 31

Inception*           $10,000                 $10,000              $10,000
      1990            $8,407                  $8,466               $8,351
      1991           $11,525                 $11,474              $11,053
      1992           $13,517                 $13,141              $12,478
      1993           $15,872                 $15,726              $15,305
      1994           $17,021                 $16,224              $15,078
      1995           $18,872                 $18,699              $17,054
      1996           $25,819                 $25,292              $22,344
      1997           $30,724                 $30,424              $27,332
      1998           $25,824                 $25,096              $23,160
      1999           $25,965                 $23,937              $22,330
--------------------------------------------------------------------------------

 Total              $203,546                $198,460             $184,554
================================================================================

Real Estate Securities Fund - Class S

   Periods Ended
      12/31/99            Growth of $10,000                  Total Return
------------------      ---------------------           ----------------------
1 Year                          $10,055                         0.55%
5 Years                         $15,255                         8.81%ss.
Inception*                      $25,965                        10.01%ss.

Real Estate Securities Fund - Class E++++

   Periods Ended
      12/31/99            Growth of $10,000                  Total Return
------------------      ---------------------           ----------------------
1 Year                          $10,030                         0.30%
5 Years                         $15,037                         8.50%ss.
Inception*                      $25,595                         9.85%ss.

Real Estate Securities Fund - Class C++++++

   Periods Ended
      12/31/99            Growth of $10,000                  Total Return
------------------      ---------------------           ----------------------
1 Year                          $ 9,961                        (0.39)%
5 Years                         $14,936                         8.35%ss.
Inception*                      $25,422                         9.77%ss.

NAREIT Equity REIT Index

   Periods Ended
      12/31/99            Growth of $10,000                  Total Return
------------------      ---------------------           ----------------------
1 Year                          $ 9,538                        (4.62)%
5 Years                         $14,754                         8.09%ss.
Inception*                      $23,937                         9.12%ss.

Lipper(R) Real Estate Benchmark

   Periods Ended
      12/31/99            Growth of $10,000                  Total Return
------------------      ---------------------           ----------------------
1 Year                          $ 9,646                        (3.54)%
5 Years                         $14,810                         8.17%ss.
Inception*                      $22,330                         8.37%ss.


103 Real Estate Securities Fund

Real Estate Securities Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Real Estate Securities Fund Class S and Class E shares gained 0.55% and 0.30%, respectively, while Class C shares fell 0.39%, as compared to the NAREIT Equity REIT Index, which lost 4.62%. The Fund's margin of performance over the benchmark was primarily due to effective security selection.

Portfolio Highlights

REITs suffered through one of their worst years in history, saved only by a December rally that cut losses for the year. REITs suffered from a number of negative trends, including weakness in small cap value equity investments. Also impacting the REIT market's performance was concern that late economic cycle prospects would impair the ability of the underlying properties to generate internal growth through increased rentals and higher occupancy rates. External growth opportunities were also questioned, given unattractive capital raising prospects as depressed prices discouraged equity issuance and rising interest rates and credit spreads limited debt financing.

The Real Estate Securities Fund fared better during the year. Effective security selection by both managers helped the Fund limit downside, with Class S results 517 basis points ahead of the benchmark. Both managers gravitated towards higher quality issues during the year as firms with access to capital were viewed as having a decided advantage in sustaining business momentum.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Vornado Realty Trust                                                        5.7%
Apartment Investment & Management Co. Class A                               5.1
Avalonbay Communities, Inc.                                                 4.9
Equity Office Properties Trust                                              4.7
Spieker Properties, Inc.                                                    4.3
Starwood Hotels & Resorts Worldwide, Inc.                                   4.0
Mack-Cali Realty Corp.                                                      3.6
Reckson Services Industries, Inc.                                           3.3
Simon Property Group, Inc.                                                  3.1
ProLogis Trust                                                              3.1

Portfolio Characteristics
                                                              December 31, 1999

Current P/E Ratio                                                         15.9x
Portfolio Price/Book Ratio                                                1.32x
Market Capitalization - $- Weighted Average                            2.28 Bil
Number of Holdings                                                           65

Money Managers

AEW Capital Management, L.P.
Cohen & Steers Capital Management, Inc.

* Real Estate Securities Fund Class S assumes initial investment on July 28, 1989. NAREIT Index comparison for the initial investment began August 1, 1989. Lipper index comparison for the initial investment began October 1, 1989.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Lipper(R) Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                 Real Estate Securities Fund 104

Real Estate Securities Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
                                                    ---------        ---------
Common Stocks (b) - 95.0%
Apartment - 20.4%
Apartment Investment & Management Co. Class A         767,315           30,549
Archstone Communities Trust                           398,724            8,174
Avalonbay Communities, Inc.                           841,930           28,889
Brookfield Properties Corp.                           323,800            3,400
Camden Property Trust                                 219,229            6,001
Equity Residential Properties Trust                   322,588           13,770
Essex Property Trust, Inc.                            216,000            7,344
Post Properties, Inc.                                 237,146            9,071
Smith (Charles E.) Residential Realty, Inc.           279,950            9,903
Summit Properties, Inc.                               159,000            2,842
Sun Communities, Inc.                                  61,700            1,986
                                                                     ---------
                                                                       121,929
                                                                     ---------
Health Care - 4.7%
Health Care Property Investors, Inc.                  446,600           10,663
Manor Care, Inc. (a)                                  483,000            7,728
Nationwide Health Properties, Inc.                    715,800            9,842
                                                                     ---------
                                                                        28,233
                                                                     ---------
Hotels/Leisure - 5.9%
Golf Trust of America, Inc.                            51,700              876
Hospitality Properties Trust                          219,000            4,175
Marriot International, Inc. Class A                   157,700            4,977
Starwood Hotels & Resorts Worldwide, Inc.           1,023,500           24,052
Wyndham International, Inc. Class A (a)               446,500            1,312
                                                                     ---------
                                                                        35,392
                                                                     ---------
Leasing - 0.6%
Entertainment Properties Trust                         98,700            1,302
Franchise Finance Corp. of America                     85,700            2,051
Starwood Financial, Inc.                                  392                7
                                                                     ---------
                                                                         3,360
                                                                     ---------
Office/Industrial - 40.0%
AMB Property Corp.                                    853,300           17,013
Arden Realty Group, Inc.                              894,550           17,947
Boston Properties, Inc.                               234,850            7,310
Cabot Industrial Trust                                 97,700            1,795
CarrAmerica Realty Corp.                              198,800            4,200
Cornerstone Properties, Inc.                          335,100            4,901
Cousins Properties, Inc.                              194,500            6,601
Crescent Operating, Inc. (a)                           47,900              126
Crescent Real Estate Equities, Inc.                   188,200            3,458
Duke Realty Investments, Inc.                         320,919            6,258
Equity Office Properties Trust                      1,136,148           27,978
First Industrial Realty Trust, Inc.                   274,900            7,543
Highwoods Properties, Inc.                            491,800           11,434
Kilroy Realty Corp.                                   172,100            3,786
Liberty Property Trust                                183,900            4,460
Mack-Cali Realty Corp.                                816,200           21,272
Prentiss Properties Trust                             175,500            3,686
ProLogis Trust                                        946,218           18,215
PS Business Parks, Inc.                               235,800            5,364
Reckson Associates Realty Corp.                       500,400           10,258
Reckson Services Industries, Inc. (a)                 311,500           19,430
SL Green Realty Corp.                                 333,600            7,256
Spieker Properties, Inc.                              696,700           25,385
Trizec Hahn Corp.                                     230,300            3,885
                                                                     ---------
                                                                       239,561
                                                                     ---------
Outlet Centers - 0.4%
Prime Retail, Inc.                                    212,800            1,197
Tanger Factory Outlet Centers, Inc.                    47,000              975
                                                                     ---------
                                                                         2,172
                                                                     ---------
Regional Malls - 9.5%
General Growth Properties, Inc.                       455,500           12,754
Macerich Co. (The)                                    511,100           10,637
Rouse Co. (The)                                       390,900            8,307
Simon Property Group, Inc.                            801,350           18,381
Taubman Centers, Inc.                                 376,200            4,044
Urban Shopping Centers, Inc.                           92,500            2,509
                                                                     ---------
                                                                        56,632
                                                                     ---------
Self Storage - 3.3%
Public Storage, Inc.                                  765,056           17,357
Shurgard Storage Centers, Inc. Class A                117,800            2,732
                                                                     ---------
                                                                        20,089
                                                                     ---------
Shopping Center - 10.2%
Bradley Real Estate, Inc.                             219,300            3,824
Developers Diversified Realty Corp.                   273,800            3,525
Glimcher Realty Trust                                 155,100            1,997
JDN Realty Corp.                                       42,950              693
Kimco Realty Corp.                                    361,300           12,239
Philips International Realty Corp.                    110,800            1,821
Regency Realty Corp.                                  148,200            2,963
Vornado Realty Trust                                1,040,000           33,800
                                                                     ---------
                                                                        60,862
                                                                     ---------
Total Common Stocks
(cost $590,650)                                                        568,230
                                                                     ---------


105 Real Estate Securities Fund

Real Estate Securities Fund

                                                               December 31, 1999

                                                    Principal           Market
                                                      Amount            Value
                                                      (000)             (000)
                                                        $                 $
                                                    ---------        ---------
Short-Term Investments - 4.3%
Frank Russell Investment Company
    Money Market Fund, due on demand (c)               25,874           25,874
                                                                     ---------
Total Short-Term Investments
(cost $25,874)                                                          25,874
                                                                     ---------
Total Investments - 99.3%
(identified cost $616,524)                                             594,104

Other Assets and Liabilities,
Net - 0.7%                                                               4,101
                                                                     ---------

Net Assets - 100.0%                                                    598,205
                                                                     =========

(a)   Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
          Brookfield Properties Corp.
          Crescent Operating, Inc.
          Manor Care, Inc.
          Marriot International, Inc.
          Reckson Services Industries, Inc.
          Starwood Hotels & Resorts Worldwide, Inc.
          Trizec Hahn Corp.
(c)   At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund 106

Real Estate Securities Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                                                                                  December 31, 1999

Assets
Investments at market (identified cost $616,524) ...................................................................      $ 594,104
Receivables:
   Dividends .......................................................................................................          4,605
   Investments sold ................................................................................................            301
   Fund shares sold ................................................................................................          1,854
                                                                                                                          ---------

     Total assets ..................................................................................................        600,864

Liabilities
Payables:
   Investments purchased ................................................................................  $     455
   Fund shares redeemed .................................................................................      1,855
   Accrued fees to affiliates ...........................................................................        259
   Other accrued expenses ...............................................................................         90
                                                                                                           ---------

     Total liabilities .............................................................................................          2,659
                                                                                                                          ---------

Net Assets .........................................................................................................      $ 598,205
                                                                                                                          =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income .......................................................      $  (6,282)
Accumulated net realized gain (loss) ...............................................................................        (24,722)
Unrealized appreciation (depreciation) on:
   Investments .....................................................................................................        (22,420)
Shares of beneficial interest ......................................................................................            262
Additional paid-in capital .........................................................................................        651,367
                                                                                                                          ---------

Net Assets .........................................................................................................      $ 598,205
                                                                                                                          =========

Net Asset Value, offering and redemption price per share:
   Class C ($1,771,086 divided by 78,049 shares of $.01 par value
     shares of beneficial interest outstanding) ....................................................................      $   22.69
                                                                                                                          =========
   Class E ($7,133,784 divided by 313,490 shares of $.01 par value
     shares of beneficial interest outstanding) ....................................................................      $   22.76
                                                                                                                          =========
   Class S ($589,299,947 divided by 25,782,227 shares of $.01 par value
     shares of beneficial interest outstanding) ....................................................................      $   22.86
                                                                                                                          =========

See accompanying notes which are an integral part of the financial statements.


107 Real Estate Securities Fund

Real Estate Securities Fund

Statement of Operations

Amounts in thousands

                                                                                    Year Ended December 31, 1999

Investment Income
   Dividends ......................................................................................     $ 38,576
   Dividends from Money Market Fund ...............................................................        1,751
   Interest .......................................................................................            2
                                                                                                        --------

     Total investment income ......................................................................       40,329

Expenses
   Advisory fees .......................................................................   $  4,886
   Administrative fees .................................................................        308
   Custodian fees ......................................................................        250
   Distribution fees - Class C .........................................................          6
   Transfer agent fees .................................................................      1,339
   Professional fees ...................................................................         28
   Registration fees ...................................................................        123
   Shareholder servicing fees - Class C ................................................          2
   Shareholder servicing fees - Class E ................................................         11
   Trustees' fees ......................................................................          7
   Miscellaneous .......................................................................         71
                                                                                           --------

     Total expenses ....................................................................                   7,031
                                                                                                        --------

Net investment income .............................................................................       33,298
                                                                                                        --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ...........................................................      (22,242)
Net change in unrealized appreciation (depreciation) on investments ...............................      (10,653)
                                                                                                        --------

Net realized and unrealized gain (loss) ...........................................................      (32,895)
                                                                                                        --------

Net increase (decrease) in net assets from operations .............................................     $    403
                                                                                                        ========

  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund 108

Real Estate Securities Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                       Years Ended December 31,

                                                                           1999         1998
                                                                        ---------    ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income ............................................   $  33,298    $  30,253
   Net realized gain (loss) .........................................     (22,242)      (1,281)
   Net change in unrealized appreciation (depreciation) .............     (10,653)    (137,901)
                                                                        ---------    ---------

     Net increase (decrease) in net assets from operations ..........         403     (108,929)
                                                                        ---------    ---------

Distributions
   From net investment income
     Class C ........................................................         (67)          --
     Class E ........................................................        (358)         (26)
     Class S ........................................................     (42,467)     (26,915)
   From net realized gain
     Class E ........................................................          --           (7)
     Class S ........................................................          --       (9,488)
                                                                        ---------    ---------

        Net decrease in net assets from distributions ...............     (42,892)     (36,436)
                                                                        ---------    ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions ....      63,525      106,663
                                                                        ---------    ---------

Total net increase (decrease) in net assets .........................      21,036      (38,702)

Net Assets
   Beginning of period ..............................................     577,169      615,871
                                                                        ---------    ---------
   End of period (including accumulated distributions in excess of net investment income of $6,282 and undistributed net investment
     income of $3,312, respectively .................................   $ 598,205    $ 577,169
                                                                        =========    =========

See accompanying notes which are an integral part of the financial statements.


109 Real Estate Securities Fund

Real Estate Securities Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period .............................        24.13
                                                                      ---------

Income From Operations
   Net investment income (a) .....................................         1.08
   Net realized and unrealized gain (loss) .......................        (1.06)
                                                                      ---------

     Total income from operations ................................          .02
                                                                      ---------

Distributions
   From net investment income ....................................        (1.46)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   22.69
                                                                      =========

Total Return (%)(b) ..............................................          .19

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        1,771

   Ratios to average net assets (%)(c):
     Operating expenses ..........................................         2.14
     Net investment income .......................................         5.12

   Portfolio turnover rate (%) ...................................        42.69

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                 Real Estate Securities Fund 110

Real Estate Securities Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          Years Ended December 31,
                                              ------------------------------------------------
                                                 1999         1998         1997         1996*
                                              ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ......   $   24.27    $   31.02    $   29.18    $   26.67
                                              ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ..............        1.28         1.26         1.14          .24
   Net realized and unrealized gain (loss)        (1.24)       (6.12)        3.95         3.85
                                              ---------    ---------    ---------    ---------

     Total income from operations .........         .04        (4.86)        5.09         4.09
                                              ---------    ---------    ---------    ---------

Distributions
   From net investment income .............       (1.55)       (1.43)       (1.04)        (.32)
   From net realized gain .................          --         (.46)       (2.21)       (1.26)
                                              ---------    ---------    ---------    ---------

     Total distributions ..................       (1.55)       (1.89)       (3.25)       (1.58)
                                              ---------    ---------    ---------    ---------

Net Asset Value, End of Period ............   $   22.76    $   24.27    $   31.02    $   29.18
                                              =========    =========    =========    =========

Total Return (%)(b) .......................         .30       (16.25)       18.20        15.75

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       7,134          843          388          101

   Ratios to average net assets (%)(c):
     Operating expenses ...................        1.39         1.47         1.71         1.77
     Net investment income ................        5.42         4.90         3.94         5.31

   Portfolio turnover rate (%) ............       42.69        42.58        49.40        51.75

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are not annualized.


111 Real Estate Securities Fund

Real Estate Securities Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Years Ended December 31,
                                              --------------------------------------------------------
                                                1999        1998        1997        1996        1995
                                              --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ......   $  24.44    $  30.86    $  29.19    $  23.51    $  22.53
                                              --------    --------    --------    --------    --------

Income From Operations
   Net investment income (a) ..............       1.30        1.34        1.36        1.39        1.32
   Net realized and unrealized gain (loss)       (1.20)      (6.13)       3.93        6.89        1.03
                                              --------    --------    --------    --------    --------

     Total income from operations .........        .10       (4.79)       5.29        8.28        2.35
                                              --------    --------    --------    --------    --------

Distributions
   From net investment income .............      (1.68)      (1.17)      (1.41)      (1.34)      (1.35)
   From net realized gain .................         --        (.46)      (2.21)      (1.26)       (.02)
                                              --------    --------    --------    --------    --------

     Total distributions ..................      (1.68)      (1.63)      (3.62)      (2.60)      (1.37)
                                              --------    --------    --------    --------    --------

Net Asset Value, End of Period ............   $  22.86    $  24.44    $  30.86    $  29.19    $  23.51
                                              ========    ========    ========    ========    ========

Total Return (%) ..........................        .55      (15.94)      18.99       36.81       10.87

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)    589,300     576,326     615,483     445,619     290,990

   Ratios to average net assets (%):
     Operating expenses ...................       1.14        1.05        1.02        1.04        1.04
     Net investment income ................       5.41        4.93        4.57        5.64        6.10

   Portfolio turnover rate (%) ............      42.69       42.58       49.40       51.75       23.49

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                 Real Estate Securities Fund 112

Short Term Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Invests in: Fixed-income securities with low-volatility characteristics.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of three managers using three approaches to investment in short-term fixed income securities.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

                  Short Term Bond                         Lipper(R) Short
Dates               - Class S ++        ML 1-2.99 **        1-5 Yr ++++

Yearly periods
ended
December 31

 Inception*           $10,000             $10,000             $10,000
       1990           $10,971             $10,972             $10,808
       1991           $12,321             $12,254             $12,093
       1992           $12,659             $13,026             $12,782
       1993           $13,543             $13,731             $13,569
       1994           $13,653             $13,809             $13,519
       1995           $15,011             $15,328             $14,972
       1996           $15,726             $16,091             $15,639
       1997           $16,673             $17,162             $16,595
       1998           $17,687             $18,362             $17,544
       1999           $18,222             $18,925             $18,062
--------------------------------------------------------------------------------

   Total             $156,466            $159,659            $155,584
================================================================================

Short Term Bond Fund - Class S

   Periods Ended                        Growth of
     12/31/99                            $10,000                Total Return
------------------                  ----------------         ------------------
1 Year                                   $10,303                   3.03%
5 Years                                  $13,347                   5.94%ss.
10 Years                                 $18,222                   6.18%ss.

Short Term Bond Fund - Class Ess.ss.

   Periods Ended                        Growth of
     12/31/99                            $10,000                Total Return
------------------                  ----------------         ------------------
1 Year                                   $10,281                   2.81%
5 Years                                  $13,319                   5.90%ss.
10 Years                                 $18,185                   6.16%ss.

Short Term Bond Fund - Class Css.ss.ss.

   Periods Ended                        Growth of
     12/31/99                            $10,000                Total Return
------------------                  ----------------         ------------------
1 Year                                   $10,219                   2.19%
5 Years                                  $13,239                   5.77%ss.
10 Years                                 $18,076                   6.10%ss.

Merrill Lynch 1-2.99 Years Treasury Index

   Periods Ended                        Growth of
     12/31/99                            $10,000                Total Return
------------------                  ----------------         ------------------
1 Year                                   $10,306                   3.06%
5 Years                                  $13,705                   6.51%ss.
10 Years                                 $18,925                   6.59%ss.

Lipper(R) Short Investment Grade Debt Funds
Benchmark

   Periods Ended                        Growth of
     12/31/99                            $10,000                Total Return
------------------                  ----------------         ------------------
1 Year                                   $10,295                   2.95%
5 Years                                  $13,360                   5.97%ss.
10 Years                                 $18,062                   6.09%ss.


113 Short-Term Bond Fund

Short-Term Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Short Term Bond Fund Class S, Class E and Class C shares reflected total returns of 3.03%, 2.81% and 2.19% respectively, as compared to the Merrill Lynch 1-2.99 Years Treasury Index, which rose 3.06%. Performance compared more favorably with the 2.95% gain of the Lipper(R) Short Investment Grade Debt Funds Benchmark The Fund benefited from its emphasis on spread sector holdings, which outperformed relative to comparable maturity treasuries.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market during the year, with the 30-year US treasury bond losing nearly 15% for the year. Shorter maturities were less vulnerable to rising rates but also fared poorly. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better, as the post-emerging markets crisis spread widening reversed.

The Fund's spread sector emphasis proved critical in this market environment, as narrowing spreads helped offset the impact of rising interest rates. Large allocations to corporate, mortgage, and asset-backed securities added value relative to comparable duration treasuries. A neutral-to-benchmark duration also helped avoid weaker returns to longer duration securities.

Top Ten Issuers
(as a percent of Total Investments)                            December 31, 1999

Federal Home Loan Bank                                                4.8%
Federal National Mortgage Association                                 4.0
General Motors Acceptance Corp.                                       3.5
Daimler Chrysler North America                                        3.1
General Electric Capital Corp.                                        3.1
Ford Motor Credit Co.                                                 3.0
Associates Corp. of North America                                     2.8
CIT Group, Inc.                                                       2.8
American Express Credit                                               2.7
Citibank Credit Card Master Trust                                     2.5

Portfolio Characteristics
                                                               December 31, 1999

Weighted Average Quality Diversification                                      AA
Weighted Average Years-to-Maturity                                     2.1 Years
Weighted Average Duration                                              1.6 Years
Current Yield (SEC 30-day standardized)
  Class S                                                                   6.1%
  Class E                                                                   5.8%
  Class C                                                                   4.8%
Number of Issues                                                             234
Number of Issuers                                                            175

Money Managers                                                            Styles

BlackRock Financial Management                              Mortgage/Asset-
                                                               Backed Specialist
Standish, Ayer & Wood, Inc.                                 Corporate Specialist
STW Fixed Income Management, Ltd.                           Sector Rotation

*          Short-Term Bond Fund Class S assumes initial investment on January 1,
           1990.
** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.
++++ Lipper(R) Short (1-5 Yr.) Investment Grade Debt Funds Benchmark is the average total return for the universe of funds within the Short Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in investment grade debt issues (rated in top four grades) with average maturities of five years or less.
ss.        Annualized.
ss.ss. Short-Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.ss.ss.  Short-Term Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Short-Term Bond Fund 114

Short Term Bond Fund

Statement of Net Assets

                                                               December 31, 1999

                                                  Principal          Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                 -----------      -----------
Long-Term Investments - 96.3%
Asset-Backed Securities - 34.6%
ABFS Equipment Contract Trust
    Series 1998-A Class A
          6.100% due 10/15/05                            479              469
American Express Credit Account Master Trust
    Series 1996-1, Class A
          6.800% due 12/15/03                          5,000            5,002
    Series 1997-1, Class A
          6.400% due 04/15/05                          7,500            7,404
Amresco Residential Securities Mortgage
    Loan Trust
    Step Up Bond
    Series 1998-2 Class B1A
          6.7400% due 06/25/28 (b)                     2,000            1,874
Arcadia Automobile Receivables Trust
    Series 1998-B Class A3
          5.950% due 11/15/02                          1,000              995
Banc One Auto Grantor Trust
    Series 1997-A, Class A
          6.270% due 11/20/03                          1,966            1,961
Barnett Auto Trust
    Series 1997-A Class A3
          6.030% due 11/15/01                            828              828
Boston Edison Co.
    Series 1999-1 Class A2
          6.450% due 09/15/05                          9,350            9,143
California Infrastructure PG&E
    Series 1997-1 Class A3
          6.150% due 06/25/02                            513              513
Captec Franchise Trust
    Series 1999-1 Class A1
          6.504% due 05/25/05 (b)                      1,368            1,334
Case Equipment Loan Trust
    Series 1997-B, Class C
          6.410% due 09/15/04                             88               87
Chase Manhattan Auto Owner Trust
    Series 1998-B Class A4
          5.800% due 02/17/03                          2,000            1,969
Chase Manhattan Credit Card Master Trust
    Series 1996-3 Class A
          7.040% due 02/15/05                         11,000           11,024
Chemical Master Credit Card Trust I
    Series 1996-1, Class A
          5.550% due 09/15/03                          8,000            7,905
Chevy Chase Auto Receivables Trust
    Series 1997-1, Class A
          6.500% due 10/15/03                            785              785
    Series 1997-2, Class A
          6.350% due 01/15/04                            261              260
    Series 1997-3, Class A
          6.200% due 03/20/04 (b)                        530              527
Citibank Credit Card Master Trust I
    Series 1997-2 Class A
          6.550% due 02/15/04                         11,500           11,399
Copelco Capital Funding Corp.
    Series 1997-A Class A3
          6.270% due 04/20/05                            397              397
    Series 1999-A Class A2
          5.500% due 03/15/01                          1,400            1,396
    Series 1999-A Class A3
          5.665% due 03/15/02                            750              740
    Series 1999-A Class A5
          5.950% due 06/15/04                          1,250            1,205
Dayton Hudson Credit Card Master Trust
    Series 1997-1 Class A
          6.250% due 08/25/05                            800              779
Delta Funding Home Equity Loan Trust
    Series 1998-1 Class A2A
          5.616% due 05/25/30 (b)                        170              168
Discover Card Master Trust I
    Series 1998-2 Class A
          5.800% due 09/16/03                          1,000              990
    Series 1998-7 Class A
          5.600% due 05/15/06                          2,000            1,898
    Series 1999-1 Class B
          5.550% due 08/15/04 (b)                        650              629
First Security Auto Grantor Trust
    Series 1997-A, Class A
          6.300% due 08/15/03                            340              339
First Security Automobile Owner Trust
    Series 1999-2 Class A3
          6.000% due 10/15/03                          1,750            1,734
FMAC Loan Receivables Trust
    Series 1998-CA Class A1
          5.990% due 11/15/04                            699              673


115 Short Term Bond Fund

Short Term Bond Fund

                                                               December 31, 1999

                                                  Principal          Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                 -----------      -----------
Ford Credit Automobile Owner Trust
    Series 1997-B Class B
          6.400% due 05/15/02                            825              817
    Series 1999-A Class A4
          5.310% due 11/15/01                          1,700            1,685
    Series 1999-B Class A4
          5.800% due 06/15/02                          1,225            1,211
    Series 1999-C Class A4
          6.080% due 09/16/02                          4,675            4,627
Franchise Loan Trust
    Series 1998-I Class A1
          6.240% due 07/15/04                            643              626
Green Tree Financial Corp.
    Series 1998-1, Class A3
          5.950% due 04/01/13                          1,250            1,235
    Series 1998-6 Class A2
          5.910% due 01/01/07                            486              485
Green Tree Home Improvement Loan Trust
    Series 1997-A, Class HIA3
          7.050% due 08/15/23                            755              755
Green Tree Recreational, Equipment &
    Consumer Loan Trust
    Series 1998-C Class A4
          6.170% due 02/15/11                          1,000              986
    Series 1997-C Class A1
          6.490% due 02/15/18                            556              549
Greenpoint Manufactured Housing
    Series 1999-1 Class A2
          6.010% due 08/15/15                          1,000              963
Honda Automobile Lease Trust
    Series 1999-A Class A3
          6.100% due 01/15/02                          3,500            3,474
    Series 1999-A Class A4
          6.450% due 09/16/02                          2,450            2,439
Honda Automobile Receivables Grantor Trust
    Series 1998-A Class A
          5.500% due 07/15/04                          1,131            1,112
IMC Home Equity Loan Trust
    Series 1998-1 Class A3
          6.410% due 04/20/18                          1,050            1,036
MBNA Master Credit Card Trust
    Series-F Class A
          6.600% due 11/15/04                         10,000            9,938
Mellon Auto Grantor Trust
    Series 1999-1 Class A
          5.460% due 10/17/05                          1,293            1,269
Missouri Higher Education Loan Authority
    Series 97 Class P
          5.286% due 07/25/08 (b)                        967              958
Navistar Financial Corp. Owner Trust
    Series 1999-A Class A3
          5.950% due 04/15/03                          1,675            1,652
Newcourt Equipment Trust Securities
    Series 1998-1 Class A3
          5.240% due 12/20/02                          1,375            1,331
    Series 1998-2 Class A3
          5.450% due 10/15/02                            600              595
Nissan Automobile Receivables Owner Trust
    Series 1999-A Class A3
          6.470% due 09/15/03                          1,025            1,017
NPF VI Inc.
    Series 1998-1A, Class A
          6.220% due 06/01/02                          1,000              986
Olympic Automobile Receivables Trust
    Series 1996-B Class A4
          6.700% due 03/15/02                            668              669
    Series 1996-D Class CTFS
          6.125% due 04/15/02                          2,511            2,463
Onyx Acceptance Auto Trust
    Series 1999-B Class A3
          5.780% due 02/15/03 (b)                      2,025            1,992
PBG Equipment Trust
    Series 1A Class A
          6.270% due 01/20/12                          1,021              993
PNC Student Loan Trust I
    Series 1997-2 Class A3
          6.314% due 01/25/01                          6,197            6,132
Premier Automobile Trust
    Series 1999-1 Class A3
          5.690% due 11/08/02                          8,495            8,384
    Series 1999-3 Class A4
          6.430% due 03/08/04 (b)                      1,600            1,577
Ryder Vehicle Lease Trust
    Series 1998-A, Class A
          6.100% due 09/15/08 (b)                        586              578
    Series 1999-A Class A4
          6.890% due 04/15/05                          1,100            1,090
Sears Credit Account Master Trust
    Series 1995-2 Class A
          8.100% due 06/15/04                          2,329            2,348
    Series 1996-4 Class A
          6.450% due 10/16/06                          5,000            4,950
    Series 1998-1 Class A
          5.800% due 08/15/05                          1,500            1,485
Standard Credit Card Master Trust I
    Series 1995-3 Class A
          7.850% due 02/07/02                          1,025            1,027


                                                        Short Term Bond Fund 116

Short Term Bond Fund

                                                               December 31, 1999

                                                  Principal          Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                 -----------      -----------
Team Fleet Financing Corp.
    Series 1998-2A Class A
          6.070% due 07/25/02                          1,625            1,604
The Money Store Auto Grantor Trust
    Series 1997-4, Class A2
          6.350% due 03/20/04                            212              212
The Money Store Small Business
    Administration Loan Trust
    Series 1996-2 Class A
          6.070% due 04/15/24 (b)                        764              758
    Series 1997-1 Class A
          5.990% due 01/15/25 (b)                      1,073            1,059
    Series 1997-1 Class B
          6.469% due 01/15/25 (b)                        715              711
UCFC Home Equity Loan
    Series 1993-B1 Class A-1
          6.075% due 07/25/14                             42               41
USAA Automobile Loan Grantor Trust
    Series 1999-1 Class A
          6.100% due 02/15/06 (b)                      2,039            2,018
Wilshire Funding Corp.
    Series 1998-WFC2 Class A3
          7.000% due 12/28/37                            768              758
World Omni Automobile Lease Securitization
    Trust
    Series 1996-B Class A3
          6.250% due 11/15/02                            775              775
    Series 1997-A Class A2
          6.750% due 06/25/03 (b)                        118              117
    Series 1997-A, Class A4
          6.900% due 06/25/03                          2,318            2,315
                                                                  -----------
                                                                      158,229
                                                                  -----------
Corporate Bonds and Notes - 41.0%
Aerofreighter Finance Trust
          7.850% due 10/30/09                            675              674
Aristar, Inc.
          6.125% due 12/01/00                          1,225            1,214
Associates Corp. of North America
          5.875% due 07/15/02                          9,500            9,253
          6.500% due 07/15/02                          2,700            2,671
          5.750% due 11/01/03                          1,000              954
AT&T Capital Corp.
          6.250% due 05/15/01 (MTN)                    1,750            1,733
Avon Energy Partners Holdings
          6.730% due 12/11/02                            310              302
Banco De Latinoamerica
          6.500% due 04/02/01                          2,200            2,188
Bank One Corp.
          6.400% due 08/01/02                          2,725            2,679
Bear Stearns Co., Inc.
          9.375% due 06/01/01                          2,000            2,061
Business Loan Center, Inc.
    Series 1998-1A
          6.750% due 04/02/05                          1,100            1,106
Carramerica Realty Corp.
          6.625% due 10/01/00                          1,575            1,560
Chase Manhattan Corp.
          10.125% due 11/01/00                         2,009            2,064
CIT Group, Inc.
          5.000% due 10/06/00 (MTN)                      750              740
          6.125% due 12/15/00 (MTN)                    8,100            8,045
          6.500% due 06/14/02 (MTN)                    3,800            3,754
Coca-Cola Put Asset Trust
          6.000% due 03/15/01                          1,950            1,934
Comdisco, Inc.
          6.000% due 01/30/02                          2,000            1,939
Conseco, Inc.
          6.400% due 06/15/01                          1,850            1,794
Cox Communications, Inc.
          7.000% due 08/15/01                          2,000            1,996
DaimlerChrysler AG
          6.371% due 08/23/02 (b)                      2,250            2,254
    Series B
          6.460% due 12/07/01 (MTN)                   12,000           11,908
Donaldson, Lufkin & Jenrette, Inc.
          5.875% due 04/01/02                          1,150            1,116
El Paso Energy Corp.
          12.000% due 12/15/00                         1,925            1,973
    Series B
          6.625% due 07/15/01                          1,050            1,043
Enron Corp.
          6.450% due 11/15/01                          1,825            1,799
ERAC USA Finance Co.
          6.375% due 05/15/03                          1,900            1,825
Finova Capital Corp.
          6.625% due 09/15/01                          2,000            1,980
First Bank South Dakota
          6.533% due 12/20/00 (b)                        500              501
Firstar Corp.
          6.500% due 07/15/02                            545              537
Fleet Credit Card, LLC
          6.450% due 10/30/00                            250              249
Ford Motor Credit Co.
          6.500% due 02/28/02                         12,000           11,874
          6.700% due 07/16/04                          1,600            1,566
Franchise Finance Corp.
          7.000% due 11/30/00                          1,575            1,556


117 Short Term Bond Fund

Short Term Bond Fund

                                                               December 31, 1999

                                                  Principal          Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                 -----------      -----------
General Electric Capital Corp. (MTN)
          5.430% due 02/25/02                          4,000            3,889
    Series A
          6.330% due 09/17/01                          5,500            5,462
          5.180% due 02/01/02                          2,380            2,301
          6.520% due 10/08/02                          2,500            2,474
General Motors Acceptance Corp.
          5.350% due 04/16/01 (MTN)                   12,000           11,780
          6.850% due 04/17/01 (MTN)                      750              750
          8.500% due 01/01/03                          1,500            1,554
          7.137% due 04/01/20 (b)                      1,872            1,874
Hertz Corp.
          6.500% due 04/01/00                            450              450
          6.625% due 07/15/00                            900              900
Homeside Lending, Inc.
          6.875% due 05/15/00 (MTN)                    2,025            2,028
Household Finance Corp.
          6.125% due 07/15/02 (MTN)(b)                   450              438
IBM Credit Corp.
          6.450% due 11/12/02 (MTN)                    1,300            1,286
International Lease Finance Corp.
          8.875% due 04/15/01                          1,500            1,536
Lehman Brothers Holdings, Inc.
          6.000% due 02/26/01 (MTN)                    1,500            1,483
MBNA Corp.
    Series B
          6.500% due 09/15/00 (MTN)                    1,375            1,371
Metropolitan Life Insurance Co.
          6.300% due 11/01/03                            730              705
Midlantic Corp.
          9.200% due 08/01/01                          1,123            1,156
Morgan Stanley Dean Witter & Co.
          7.125% due 01/15/03                            935              934
          5.625% due 01/20/04 (MTN)                    1,750            1,648
Nabisco, Inc.
          6.000% due 02/15/01                            415              409
National Westminster Bank PLC
          9.450% due 05/01/01                          5,500            5,670
NationsBank Corp.
          8.125% due 06/15/02                          2,750            2,812
News America Holdings, Inc.
          7.450% due 06/01/00                            775              778
Norwest Financial, Inc.
          6.375% due 09/15/02                          1,000              984
Panamsat Corp.
          6.000% due 01/15/03                          1,100            1,020
Paramount Communications, Inc.
          7.500% due 01/15/02                            875              877
Popular North America, Inc.
    Series D
          6.875% due 06/15/01 (MTN)                    1,100            1,093
Procter & Gamble
          9.625% due 01/14/01                          6,920            7,107
Reilly
          7.430% due 03/01/19                          1,154            1,156
Safeway, Inc.
          7.000% due 09/15/02                          2,100            2,091
Salomon Smith Barney Holdings, Inc.
          6.625% due 07/01/02                             75               74
          6.500% due 10/15/02                            300              296
Salomon, Inc.
          7.750% due 05/15/00                          1,000            1,005
Sears Roebuck Acceptance Corp. (MTN)
    Series II
          6.690% due 04/30/01                          1,800            1,783
    Series III
          6.820% due 10/17/02                          6,000            5,868
Tele-Communications, Inc.
          8.250% due 01/15/03                          2,000            2,070
Textron, Inc.
          6.750% due 09/15/02                         11,000           10,890
US Bank National Association Minnesota
          6.350% due 09/28/01                          2,000            1,989
US West Capital Funding, Inc.
          6.875% due 08/15/01                          1,230            1,219
Wal-Mart Stores, Inc.
          6.150% due 08/10/01                          2,300            2,280
Waste Management, Inc.
          7.100% due 08/01/26                          1,175            1,089
Wells Fargo Co.
          6.500% due 09/03/02                          1,500            1,485
Williams Companies, Inc.
          6.125% due 02/01/01                            285              283
                                                                  -----------
                                                                      187,189
                                                                  -----------
Eurodollar Bonds - 1.7%
American Express Travel
          6.323% due 10/24/01 (b)                      1,500            1,496
Argentina, Republic of
    Series B
          Zero Coupon due 04/15/01                     1,500            1,331
Diageo Capital PLC
          6.625% due 06/24/04                            545              533
Lehman Brothers Holdings, Inc.
          6.089% due 06/10/03 (b)                      2,278            2,227
St. George Bank, Ltd.
    Series E
          6.231% due 11/29/01 (MTN)(b)                 2,000            1,998
                                                                  -----------
                                                                        7,585
                                                                  -----------


                                                        Short Term Bond Fund 118

Short Term Bond Fund

                                                               December 31, 1999

                                                  Principal          Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                 -----------      -----------
Mortgage-Backed Securities - 8.9%
Asset Securitization Corp.
    Series 1997-D5 Class A1A
          6.500% due 02/14/41                            898              888
Bayview Financial Acquisition Trust
    Series 1998-1, Class A1
          7.010% due 05/25/29                            936              923
Bear Stearns Mortgage Securities, Inc.
    Series 1996-6 Class A2
          7.000% due 11/25/27                            133              132
Chase Commercial Mortgage Securities Corp.
    Series 1997-2 Class A1
          6.450% due 12/19/04                          1,909            1,866
Citicorp Mortgage Securities, Inc.
    Series 1994-4 Class A6
          6.000% due 02/25/09                            975              911
Deutsche Mortgage & Asset Receiving Corp.
    Series 1998-C1 Class A1
          6.220% due 09/15/07                            424              408
DLJ Mortgage Acceptance Corp.
    Series 1995-CF2 Class A1A
          6.650% due 12/17/27                            348              346
    Series 1996-CF2 Class A1A
          6.860% due 11/12/21                            621              616
    Series 1997-CF1 Class A1A
          7.400% due 05/15/06                          1,101            1,101
    Series 1999-STF1 Class A1
          6.880% due 09/05/01 (b)                        675              675
Federal Home Loan Mortgage Corp.
          6.964% due 2027 (b)                          2,323            2,317
Federal Home Loan Mortgage Corp.
    Participation Certificate
          7.500% due 2000                                 13               13
          7.500% due 2002                                  6                6
          9.000% due 2005                                172              174
          6.250% due 2007                                 36               35
          5.500% due 2009                              2,396            2,269
          7.000% due 2011                              1,299            1,289
Federal National Mortgage Association
          7.000% due 2004                                665              664
          8.750% due 2004                                 29               29
          6.500% due 2008                              1,550            1,522
          5.500% due 2009                              7,813            7,411
          8.000% due 2009                              1,755            1,772
          7.000% due 2014 (b)                            666              659
          7.500% due 2014                              1,385            1,395
          8.500% due 2014                                680              691
          5.812% due 2029 (b)                            354              339
    Series 1998-32 Class TB
          6.000% due 05/18/13                          1,000              979
Government National Mortgage Association
          7.250% due 2006                              1,312            1,316
          7.000% due 2007                                 68               67
          7.000% due 2008                                843              835
          7.000% due 2009                                893              884
          8.250% due 2009                                693              719
          7.000% due 2011                                436              431
          7.000% due 2012                                391              387
          9.500% due 2017                                592              628
    Series 1994-1 Class PE
          7.500% due 07/16/22                          1,150            1,159
    Series 1997-11 Class M
          8.000% due 05/16/24                          1,045            1,054
Morgan Stanley Capital I, Inc.
    Series 1998-CF1 Class A1
          6.330% due 10/15/07                            409              395
Prudential Home Mortgage Securities
    Series 1994-19, Class A2
          7.050% due 05/25/24                            317              316
Residential Accredited Loans, Inc.
    Series 1997-QS7, Class A1
          7.500% due 07/25/27                            102              102
Residential Asset Securitization Trust
    Series 1997-A9 Class A1
          7.250% due 11/26/27                              6                6
    Series 1998-A1 Class A1
          7.000% due 03/25/28                            173              172
    Series 1998-A2, Class A1
          6.750% due 04/25/28                            417              414
Residential Funding Mortgage Securities
    Series 1998-NS1 Class A2
          6.375% due 01/25/09                            802              792
Resolution Trust Corp. Mortgage Pass-thru
    Certificate
    Series 1995-2, Class C1
          7.650% due 05/25/29 (b)                        365              356
Union Planters Mortgage Finance Corp.
    Series 1998-A, Class A1
          6.350% due 01/25/28                            451              448
    Series 1999-1 Class A1
          6.250% due 04/01/29                            547              529
Wilshire Funding Corporation
    Series 1997-WFC1, Class AI
          7.250% due 08/25/27                            500              499
                                                                  -----------
                                                                       40,939
                                                                  -----------


119 Short Term Bond Fund

Short Term Bond Fund

                                                               December 31, 1999

                                                    Principal           Market
                                                     Amount             Value
                                                     (000)              (000)
                                                       $                  $
                                                    ---------        ---------

Municipal Bonds - 0.3%
Philadelphia, Pennsylvania, Authority
    for Industrial Development
    Series 1997 Class A
       6.488% due 06/15/04                              1,386            1,289
                                                                     ---------
United States Government
Agencies - 5.6%
Federal Farm Credit Bank
       5.220% due 09/11/01                              1,250            1,225
Federal Home Loan Bank
       5.875% due 08/15/01                              1,000              991
       5.875% due 09/17/01                             18,000           17,823
       5.250% due 04/25/02                              2,000            1,940
Federal National Mortgage Association
       6.140% due 06/12/02 (MTN)                        2,900            2,858
Tennessee Valley Authority
    Series D
       6.000% due 11/01/00                                750              747
                                                                     ---------
                                                                        25,584
                                                                     ---------
United States Government
Treasuries - 1.4%
United States Treasury Notes
       5.375% due 02/15/01                              1,300            1,289
       5.500% due 08/31/01                              2,100            2,076
       3.375% due 01/15/07                              2,503            2,358
       3.625% due 01/15/08                                929              885
                                                                     ---------
                                                                         6,608
                                                                     ---------
Yankee Bonds - 2.8%
Edperbrascan Corp.
       7.375% due 10/01/02                              2,000            1,961
Manitoba, Province of
       8.000% due 04/15/02                              5,600            5,738
Tyco International, Ltd.
       6.500% due 11/01/01                              3,000            2,953
Westpac Banking, Ltd.
       7.875% due 10/15/02                              2,006            2,042
                                                                     ---------
                                                                        12,694
                                                                     ---------
Total Long-Term Investments
(cost $447,167)                                                        440,117
                                                                     ---------
Short-Term Investments - 3.2%
Federal Home Loan Bank Discount Note
       5.680% due 01/19/00                              1,250            1,247
Frank Russell Investment Company
    Money Market Fund,
    due on demand (a)                                  13,211           13,211
                                                                     ---------
Total Short-Term Investments
(cost $14,458)                                                          14,458
                                                                     ---------
Total Investments - 99.5%
(identified cost $461,625)                                             454,575

Other Assets and Liabilities,
Net - 0.5%                                                               2,509
                                                                     ---------

Net Assets - 100.0%                                                    457,084
                                                                     =========

(a)   At amortized cost, which approximates market.
(b)   Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Note

  See accompanying notes which are an integral part of the financial statements.


                                                        Short Term Bond Fund 120

Short Term Bond Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $461,625) .......................               $ 454,575
Receivables:
    Dividends and interest .............................................                   5,753
    Fund shares sold ...................................................                     751
    From Advisor .......................................................                     100
                                                                                       ---------

       Total assets ....................................................                 461,179

Liabilities
Payables:
    Fund shares redeemed ...............................................   $   3,844
    Accrued fees to affiliates .........................................         224
    Other accrued expenses .............................................          27
                                                                           ---------

       Total liabilities ...............................................                   4,095
                                                                                       ---------

Net Assets .............................................................               $ 457,084
                                                                                       =========

Net Assets Consist of:
Undistributed net investment income ....................................               $     168
Accumulated net realized gain (loss) ...................................                 (18,035)
Unrealized appreciation (depreciation) on investments ..................                  (7,050)
Shares of beneficial interest ..........................................                     253
Additional paid-in capital .............................................                 481,748
                                                                                       ---------

Net Assets .............................................................               $ 457,084
                                                                                       =========

Net Asset Value, offering and redemption price per share:
    Class C ($800,598 divided by 44,158 shares of $.01 par value
       shares of beneficial interest outstanding) ......................               $   18.13
                                                                                       =========
    Class E ($8,693,112 divided by 480,760 shares of $.01 par value
       shares of beneficial interest outstanding) ......................               $   18.08
                                                                                       =========
    Class S ($447,589,936 divided by 24,818,524 shares of $.01 par value
       shares of beneficial interest outstanding) ......................               $   18.03
                                                                                       =========

See accompanying notes which are an integral part of the financial statements.


121 Short Term Bond Fund

Short Term Bond Fund

Statement of Operations

Amounts in thousands                               Year Ended December 31, 1999


Investment Income
    Interest ...........................................................               $  26,239
    Dividends from Money Market Fund ...................................                   1,092
                                                                                       ---------

       Total investment income .........................................                  27,331

Expenses
    Advisory fees ......................................................   $   2,041
    Administrative fees ................................................         229
    Custodian fees .....................................................         334
    Distribution fees - Class C ........................................           4
    Transfer agent fees ................................................         607
    Professional fees ..................................................          10
    Registration fees ..................................................         159
    Shareholder servicing fees - Class C ...............................           1
    Shareholder servicing fees - Class E ...............................          15
    Trustees' fees .....................................................          12
    Miscellaneous ......................................................           3
                                                                           ---------

       Total expenses ..................................................                   3,415
                                                                                       ---------

Net investment income ..................................................                  23,916
                                                                                       ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ................................                  (2,426)
Net change in unrealized appreciation (depreciation) on investments ....                  (7,220)
                                                                                       ---------

Net realized and unrealized gain (loss) ................................                  (9,646)
                                                                                       ---------

Net increase (decrease) in net assets from operations ..................               $  14,270
                                                                                       =========

See accompanying notes which are an integral part of the financial statements.


                                                      Short Term Bond Fund 122

Short Term Bond Fund

Statement of Changes in Net Assets

Amounts in thousands                                   Years Ended December 31,

                                                                        1999          1998
                                                                      ---------    ---------
Increase (Decrease) in Net Assets

Operations
    Net investment income .........................................   $  23,916    $  13,185
    Net realized gain (loss) ......................................      (2,426)       1,126
    Net change in unrealized appreciation (depreciation) ..........      (7,220)         355
                                                                      ---------    ---------

       Net increase (decrease) in net assets from operations ......      14,270       14,666
                                                                      ---------    ---------

Distributions
    From net investment income
       Class C ....................................................         (24)          --
       Class E ....................................................        (303)          --
       Class S ....................................................     (24,023)     (13,149)
                                                                      ---------    ---------

           Net decrease in net assets from distributions ..........     (24,350)     (13,149)
                                                                      ---------    ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions .     206,625       29,552
                                                                      ---------    ---------

Total net increase (decrease) in net assets .......................     196,545       31,069

Net Assets
    Beginning of period ...........................................     260,539      229,470
                                                                      ---------    ---------
    End of period (including undistributed net investment income of
       $168 and $621, respectively) ...............................   $ 457,084    $ 260,539
                                                                      =========    =========

  See accompanying notes which are an integral part of the financial statements.


123 Short Term Bond Fund

Short Term Bond Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------

Net Asset Value, Beginning of Period ...............................    $ 18.36
                                                                        -------

Income From Operations
    Net investment income (a) ......................................        .68
    Net realized and unrealized gain (loss) ........................       (.31)
                                                                        -------

       Total income from operations ................................        .37
                                                                        -------

Distributions
    From net investment income .....................................       (.60)
                                                                        -------

Net Asset Value, End of Period .....................................    $ 18.13
                                                                        =======

Total Return (%)(b) ................................................       2.02

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .......................        801

    Ratios to average net assets (%)(c):
       Operating expenses ..........................................       1.72
       Net investment income .......................................       4.41

    Portfolio turnover rate (%) ....................................     177.08

*     For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                       Short Term Bond Fund 124

Short Term Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------

Net Asset Value, Beginning of Period .............................    $   18.51
                                                                      ---------

Income From Operations
    Net investment income (a) ....................................          .80
    Net realized and unrealized gain (loss) ......................         (.34)
                                                                      ---------

       Total income from operations ..............................          .46
                                                                      ---------

Distributions
    From net investment income ...................................         (.89)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   18.08
                                                                      =========

Total Return (%)(b) ..............................................         2.53

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .....................        8,693

    Ratios to average net assets (%)(c):
       Operating expenses ........................................          .97
       Net investment income .....................................         5.05

    Portfolio turnover rate (%) ..................................       177.08

*     For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


125 Short Term Bond Fund

Short Term Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                               -----------------------------------------------------------------------
                                                   1999           1998           1997           1996           1995
                                               -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .......   $     18.46    $     18.35    $     18.36    $     18.55    $     17.98
                                               -----------    -----------    -----------    -----------    -----------

Income From Operations
    Net investment income (a) ..............           .90            .99           1.08           1.04           1.16
    Net realized and unrealized gain (loss)           (.36)           .11             --           (.19)           .59
                                               -----------    -----------    -----------    -----------    -----------

       Total income from operations ........           .54           1.10           1.08            .85           1.75
                                               -----------    -----------    -----------    -----------    -----------

Distributions
    From net investment income .............          (.97)          (.99)         (1.09)         (1.04)         (1.18)
                                               -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period .............   $     18.03    $     18.46    $     18.35    $     18.36    $     18.55
                                               ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) ........................          3.03           6.09           6.02           4.76           9.95

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)       447,590        260,539        229,470        222,983        183,577

    Ratios to average net assets (%)(b):
       Operating expenses ..................           .74            .66            .66            .70            .58
       Net investment income ...............          5.22           5.37           5.70           5.70           6.41

    Portfolio turnover rate (%) ............        177.08         129.85         213.14         264.40         269.31

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                        Short Term Bond Fund 126

Fixed Income I Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective:  To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

Invests in: Fixed-income securities.

Strategy:   The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

Dates       Fixed 1 - Class 1++       LB Aggregate**  Lipper(R) Intermediate++++
-----       -------------------       --------------  --------------------------
Yearly periods ended December 31

  *                     $10,000              $10,000                     $10,000
  1990                  $10,861              $10,896                     $10,708
  1991                  $12,600              $12,640                     $12,334
  1992                  $13,614              $13,576                     $13,165
  1993                  $14,928              $14,899                     $14,416
  1994                  $14,484              $14,464                     $13,935
  1995                  $17,095              $17,136                     $16,246
  1996                  $17,736              $17,758                     $16,762
  1997                  $19,408              $19,473                     $18,177
  1998                  $21,033              $21,164                     $19,628
  1999                  $20,816              $20,991                     $19,278
--------------------------------------------------------------------------------
Total                  $172,476             $172,996                    $164,650
================================================================================

Fixed Income I Fund - Class I

Periods Ended                                         Growth of        Total
   12/31/99                                            $10,000        Return
-------------                                         ---------       ------
1 Year                                                  $9,896        (1.04)%
5 Years                                                $14,372         7.52%ss.
10 Years                                               $20,816         7.60%ss.

Fixed Income I Fund - Class E++++++

Periods Ended                                         Growth of        Total
   12/31/99                                            $10,000        Return
-------------                                         ---------       ------
1 Year                                                  $9,883        (1.17)%
5 Years                                                $14,351         7.49%ss.
10 Years                                               $20,787         7.59%ss.

Lehman Brothers Aggregate Bond Index

Periods Ended                                         Growth of        Total
   12/31/99                                            $10,000        Return
-------------                                         ---------       ------
1 Year                                                  $9,918        (0.82)%
5 Years                                                $14,512         7.73%ss.
10 Years                                               $20,991         7.70%ss.

Lipper(R) Intermediate Investment Grade Debt Funds Benchmark

Periods Ended                                         Growth of        Total
   12/31/99                                            $10,000        Return
-------------                                         ---------       ------
1 Year                                                  $9,872        (1.28)%
5 Years                                                $13,834         6.71%ss.
10 Years                                               $19,278         6.78%ss.


127 Fixed Income I Fund

Fixed Income I Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Fixed Income I Fund Class I and Class E shares reflected losses of 1.04% and 1.17%, respectively, as compared to the Lehman Brothers Aggregate Bond Index, which fell 0.82%. The year proved challenging for the Fund's managers, as spread widening, yield curve strategies, and duration strategies all negatively impacted Fund results. Spread sector holdings helped dampen market weakness in the latter half of the year, as favorable economic trends supported narrowing credit spreads. Higher yields on these sectors helped offset some of the impact of rising interest rates.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market during the year, with the 30-year US treasury bond losing nearly 15% for the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better as the post-emerging markets crisis spread widening reversed.

The Fund's emphasis on spread sector holdings was a source of returns for the year, however, results attributable to other decisions were generally mixed. High-grade corporates and mortgage-backed securities were overweighted relative to the Lehman Brothers Aggregate Bond Index and were a net positive contributor for the year. Duration strategies helped mitigate market weakness, but detracted during the third quarter. Security selection helped, while yield curve strategies were only a slight negative. In a difficult market, all three managers were limited in their effectiveness.

Top Ten Issuers
(as a percent of Total Investments)                            December 31, 1999

Federal National Mortgage Association                                      18.9%
United States Treasury                                                     14.4
Government National Mortgage Association                                   11.1
Federal Home Loan Mortgage Corp.                                            8.6
Federal Home Loan Bank                                                      1.8
General Motors Acceptance Corp.                                             1.3
Ford Motor Credit Co.                                                       0.9
Merrill Lynch & Co.                                                         0.8
Philip Morris Cos., Inc.                                                    0.6
Heller Equipment Asset Receivables Trust                                    0.6

Portfolio Characteristics
                                                               December 31, 1999

Weighted Average Quality Diversification                                     AAA
Weighted Average Years-to- Maturity                                    8.5 Years
Weighted Average Duration                                              4.9 Years
Current Yield (SEC 30-day standardized)
Class I                                                                     6.6%
Class E                                                                     6.4%
Number of Issues                                                            1216
Number of Issuers                                                            719

Money Managers                                                  Styles

Lincoln Capital Management Co.                             Enhanced Core
Pacific Investment Management Co.                          Broad Market - Sector
                                                               Rotation
Standish, Ayer & Wood, Inc.                                Broad Market - Sector
                                                               Rotation

*      Fixed Income I Fund Class I assumes initial investment on January 1,
       1990.
** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.
++++ Lipper(R) Intermediate (5-10 Yr.) Investment Grade Debt Funds Benchmark total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++++++ Fixed Income I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                         Fixed Income I Fund 128

Fixed Income I Fund

Statement of Net Assets

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------

Long-Term Investments - 97.4%
Asset-Backed Securities - 8.2%
ANRC Automobile Owner Trust
    Series 1999-A Class A4
       6.940% due 04/17/06                              3,515            3,496
Arcadia Automobile Receivables Trust
    Series 1998-B Class A3
       5.950% due 11/15/02                                765              761
Associates Manufactured Housing
    Pass-Thru Certificates
    Series 1997-2 Class A3
       6.275% due 03/15/28                                833              832
BankAmerica Manufactured Housing
    Contract
    Series 1997-1 Class A4
       6.195% due 06/10/10 (c)                            707              704
Bombardier Capital Mortgage
    Securitization
    Series 1999-B Class A3
       7.180% due 12/15/15                              1,230            1,224
Boston Edison Co.
    Series 1999-1 Class A3
       6.620% due 03/15/07 (c)                            375              361
California Infrastructure PG&E-1
    Series 1997-1 Class A7
       6.420% due 09/25/08                              1,745            1,689
California Infrastructure SDG&E
       6.310% due 09/25/08                              4,050            3,924
Carco Auto Loan Master Trust
    Series 1994-4 Class A
       6.430% due 11/15/04                              1,810            1,793
Centex Home Equity
    Series 1999-2 Class A3
       6.260% due 07/25/25                              1,305            1,271
Charter Financial, Inc.
    Series 1999-1 Class A4
       7.070% due 01/25/06                              2,075            2,074
Chase Credit Card Master Trust
    Series 1999-3 Class B
       6.950% due 01/15/07                                200              198
Citibank Credit Card Master Trust I
    Series 1997-3 Class A
       6.839% due 02/10/04 (c)                          1,100            1,091
    Series 1999-1 Class A
       5.500% due 02/15/06                                500              473
Comed Transitional Funding Trust
    Series 1998-1 Class A3
       5.340% due 03/25/04                                500              486
Cross Country Master Credit Card Trust II
    Series 1999-1 Class A
       6.963% due 09/15/05 (c)                          1,700            1,700
Federal Housing Authority: Project
    Citi 68
       7.430% due 06/27/21                              1,175            1,149
First Omni Credit Card Master Trust
    Series 1996-A Class A
       6.650% due 09/15/03                              2,235            2,227
First USA Credit Card Master Trust
    Series 1999-3 Class C
       6.450% due 01/19/07                              1,750            1,667
Fleetwood Credit Corporation Grantor Trust
    Series 1997-B Class A
       6.400% due 05/15/13 (c)                          2,308            2,292
Ford Credit Automobile Owner Trust
    Series 1999-D Class A5
       6.520% due 09/15/03                              1,940            1,921
GE Capital Mortgage Services, Inc.
    Series 1999-HE1 Class A4
       6.185% due 01/25/23                                750              726
Green Tree Financial Corp.
    Series 1994-1 Class A4
       7.200% due 04/15/19                              1,905            1,912
Green Tree Home Improvement Loan Trust
    Series 1998-D Class HEA5
       6.320% due 08/15/29                              1,360            1,313
    Series 1998-D Class HIA2
       5.940% due 06/15/29                                453              452
    Series 1998-E Class HIA1
       5.907% due 08/15/07                                294              292
Green Tree Lease Finance
    Series 1998-1 Class A4
       5.740% due 01/20/04                                610              595
Green Tree Recreational, Equipment &
    Consumer Loan Trust
    Series 1998-A Class A1C
       6.180% due 06/15/19                                344              338
    Series 1998-C Class A4
       6.170% due 02/15/11                                465              459
Heller Equipment Asset Receivables Trust
    Series 1999-1 Class A3
       5.500% due 07/13/03                              3,465            3,404
    Series 1999-2 Class A3
       6.650% due 03/14/04                              3,600            3,578


129 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------

Ikon Receivables, L.L.C.
    Series 1999-1 Class A3
       5.990% due 05/15/05                              2,500            2,468
Indymac Home Equity Loan Trust
    Step Up Bond
    Series 1998-A Class AF4
       6.310% due 10/25/29                                855              821
MBNA Master Credit Card Trust
    Series 1999-G Class B
       6.600% due 12/15/06                              1,250            1,217
Metris Master Trust
    Series 1997-1 Class A
       6.870% due 10/20/05                              3,350            3,354
MMCA Auto Owner Trust
    Series 1999-2 Class A3
       7.000% due 05/15/04                              2,330            2,338
NationsBank Credit Card Master Trust
    Series 1993-2 Class A
       6.000% due 12/15/05                                840              810
Onyx Acceptance Grantor Trust
    Series 1998-C Class A2
       5.550% due 09/15/01                                101              100
Pacificamerica Home Equity Loan
    Step Up Bond (c)
    Series 1998-2 Class AF
       6.590% due 06/26/28                              1,358            1,334
Peco Energy Transition Trust
    Series 1999-A Class A4
       5.800% due 03/01/07                              1,800            1,708
Preferred Credit Corp.
    Series 1997-1 Class A6
       7.590% due 07/25/26                              1,050            1,051
Premier Auto Trust
    Series 1998-5 Class A4
       5.190% due 04/08/03                              1,760            1,703
    Series 1999-3 Class A4
       6.430% due 03/08/04                              1,925            1,897
Residential Funding Mortgage
    Securities II, Inc.
    Series 1999-HI6 Class AI3
       7.340% due 07/25/12                              1,440            1,433
    Series 1999-HI1 Class A3
       6.310% due 09/25/29                                900              883
Saxon Asset Securities Trust
    Series 1997-1 Class AF2
       7.085% due 07/25/20                                156              156
    Series 1998-4 Class AF3
       6.265% due 07/25/23                              1,490            1,458
    Series 1999-3 Class AF3
       7.205% due 01/25/19                              1,710            1,699
Sears Credit Account Master Trust
    Series 1999-2 Class A
       6.350% due 02/15/07                              3,890            3,826
Sears Credit Account Master Trust II
    Series 1996-4 Class A
       6.450% due 10/16/06                              2,040            2,020
Sears Mortgage Securities Corp.
    Series 1992 Class A
       7.587% due 10/25/22 (c)                            975              986
Team Fleet Financing Corp.
    Series 1997-1 Class A
       7.350% due 05/15/03                              1,975            1,955
The Money Store Home Equity Loan Trust
    Series 1998-A Class AF5
       6.370% due 12/15/23                              1,420            1,399
UCFC Home Equity Loan
    Series 1996-B1 Class A4
       7.525% due 12/15/17                                538              538
USAA Auto Loan Grantor Trust
    Series 1998-1 Class A
       5.800% due 01/15/05                              1,294            1,288
Vanderbilt Mortgage & Finance, Inc.
    Series 1999-A Class 1A3
       6.080% due 12/07/15                                530              497
    Series 1999-B Class 1A3
       6.280% due 03/07/13                                880              852
    Series 1999-D Class IA2
       6.815% due 08/07/12                              1,410            1,395
West Penn Funding, L.L.C.
    Series 1999-A Class A2
       6.630% due 12/26/05                              3,200            3,201
World Omni Automobile Lease
    Securitization Trust
    Series 1996-B Class A3
       6.250% due 11/15/02                              1,077            1,077
    Series 1997-A Class A2
       6.750% due 06/25/03 (c)                             26               26
    Series 1997-A Class B
       7.300% due 06/25/03 (c)                            830              830
                                                                   -----------
                                                                        88,722
                                                                   -----------

Bankers Acceptance Notes - 0.1%
Mellon Bank, NA
       7.625% due 09/15/07                                510              513
Signet Bank
       7.800% due 09/15/06                                480              485
                                                                   -----------
                                                                           998
                                                                   -----------


                                                         Fixed Income I Fund 130

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Corporate Bonds and Notes - 20.8%
Ahold Finance USA, Inc.
       6.250% due 05/01/09                              2,560            2,294
Air Products & Chemicals, Inc
       8.750% due 04/15/21                                300              308
Albertson's, Inc.
       7.450% due 08/01/29                                885              843
Allegiance Corp.
       7.000% due 10/15/26                                100               97
America West Airlines
    Series A
       6.850% due 07/02/09                                558              521
American Financial Group, Inc.
       7.125% due 04/15/09                              1,500            1,344
American Health Properties, Inc.
       7.050% due 01/15/02                                650              629
Appalachian Power Co.
       6.800% due 03/01/06                              1,250            1,199
Archer Daniels Co.
       8.375% due 04/15/17                                900              947
ARG Funding Corp.
    Series 1999-1A Class A3
       6.020% due 05/20/05 (c)                          1,400            1,326
Aristar, Inc.
       6.000% due 05/15/02                              1,935            1,875
Associates Corp. of North America
       6.500% due 10/15/02                                400              395
       5.500% due 02/15/04                              2,000            1,878
    Series H
       7.090% due 04/11/03 (MTN)                          400              400
AT&T Capital Corp.
    Series G
       6.830% due 12/01/00 (MTN)(c)                     3,200            3,213
AT&T Corp.
       8.625% due 12/01/31                                440              441
Atlantic Richfield Co.
       9.125% due 08/01/31                                700              820
Avco Financial Services, Inc.
       6.000% due 08/15/02                                400              389
Baltimore Gas & Electric Co.
       6.500% due 02/15/03                                550              543
Bank of New York, Inc.
       7.875% due 11/15/02                                500              510
Bank One Corp.
       6.875% due 08/01/06                                695              673
BankAmerica Corp.
       6.850% due 03/01/03                                425              419
BankBoston Corp.
       6.125% due 03/15/02 (MTN)                        1,200            1,176
Barnett Bank, Inc.
       6.900% due 09/01/05                                665              648
Baxter International, Inc.
       6.630% due 02/15/28                              1,150              976
Bear Stearns Co., Inc.
       6.661% due 02/16/01 (MTN)(c)                     1,800            1,801
Bell Telephone Co. of Pennsylvania
       8.350% due 12/15/30                                645              699
BellSouth Telecommunications, Inc.
       7.000% due 12/01/95                                295              262
Beneficial Corp.
       8.400% due 05/15/08                                757              775
Burlington Northern Santa Fe
       7.082% due 05/13/29                              1,100            1,021
Camden Property Trust
       7.000% due 04/15/04                              1,310            1,264
Campbell Soup Co.
       8.875% due 05/01/21                                500              558
Carolina Power & Light Co.
       6.875% due 08/15/23                                250              222
Case Corp.
       7.250% due 08/01/05                                395              375
       7.250% due 01/15/16                                400              370
Case Credit Corp.
    Series B
       5.850% due 02/20/01 (MTN)                        3,000            2,947
Caterpillar Financial Services Corp.
       9.500% due 02/06/07 (MTN)                           80               89
Caterpillar, Inc.
       8.000% due 02/15/23                                750              767
Central Fidelity Banks, Inc.
       8.150% due 11/15/02                                280              286
Central Power & Light Co.
    Series FF
       6.875% due 02/01/03                                550              545
Champion International Corp.
       6.400% due 02/15/26                                570              533
Chase Manhattan Corp.
    Series C
       6.750% due 12/01/04 (MTN)                        1,065            1,082
Chesapeake & Potomac Telephone Co.
       8.375% due 10/01/29                                405              420
Cincinnati Gas & Electric Co.
       7.200% due 10/01/23                                250              220
CIT Group, Inc.
       6.150% due 12/15/02 (MTN)                          300              292
       5.625% due 10/15/03                              2,100            1,984
       7.250% due 08/15/05                                750              742
Citicorp
       6.202% due 05/24/01 (MTN)(c)                     2,000            2,007
       6.227% due 05/24/01 (MTN)(c)                     3,000            3,000
       9.500% due 02/01/02                                195              205
       7.125% due 06/01/03                                485              484


131 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Citigroup, Inc.
       6.875% due 02/15/98                                920              767
City National Bank
       6.375% due 01/15/08                                575              514
Coca Cola Enterprises, Inc.
       7.000% due 10/01/26                                665              653
Comcast Cable Communications
       8.375% due 05/01/07                                300              311
       6.200% due 11/15/08                                950              859
Comerica Bank
       7.250% due 06/15/07                                700              683
       6.000% due 10/01/08                                275              246
Commercial Credit Group, Inc.
       7.875% due 07/15/04                                500              511
       6.500% due 06/01/05                                300              289
       8.700% due 06/15/10                                795              853
Commonwealth Edison Co.
    Series 85
       7.375% due 09/15/02                              1,120            1,128
Conagra, Inc.
       8.100% due 05/20/02 (MTN)                          300              307
Conoco, Inc.
       6.950% due 04/15/29                                800              722
Cooper Tire & Rubber Co.
       7.125% due 12/16/02                              1,475            1,459
Countrywide Home Loan
    Series H
       6.250% due 04/15/09 (MTN)                        1,300            1,173
Cox Communications, Inc.
       6.500% due 11/15/02                                600              584
       7.500% due 08/15/04                              1,525            1,532
       6.690% due 09/20/04 (MTN)                          500              487
CPC International, Inc.
    Series E
       7.250% due 12/15/26                              1,150            1,086
CSX Corp.
       6.250% due 10/15/08                                425              385
       7.900% due 05/01/17                                500              495
CVS Corp.
       5.500% due 02/15/04                                400              373
Daimler Chrysler North America Holding
       6.900% due 09/01/04                              3,550            3,513
DaimlerChrysler AG
       7.450% due 03/01/27                                990              959
Dana Corp.
       6.250% due 03/01/04                              5,000            4,752
Delta Air Lines, Inc.
    Series C
       6.650% due 03/15/04 (MTN)                        1,500            1,436
Dillards Inc.
       6.430% due 08/01/04                              1,175            1,095
Duke Capital Corp.
       7.250% due 10/01/04                                500              489
Duke Energy Corp.
       6.875% due 08/01/23                                600              521
       7.000% due 07/01/33                              1,030              885
Duke Weeks Realty, L.P.
       7.750% due 11/15/09                              1,425            1,383
E. I. Du Pont de Nemours
       6.750% due 10/15/04                              1,000              987
Electronic Data Systems Corp.
       6.850% due 10/15/04                              1,300            1,282
       7.450% due 10/15/29                                500              485
EOP Operating, L.P.
       6.500% due 01/15/04                              1,225            1,168
Federal Express Corp.
       7.600% due 07/01/97                                400              346
Fifth Third Bank
       6.750% due 07/15/05                                900              872
Fifth Third Capital Trust I
    Series A
       8.136% due 03/15/27                                365              338
Finova Capital Corp.
       7.250% due 11/08/04                              1,860            1,834
First Bank Systems, Inc.
       8.000% due 07/02/04                              1,050            1,068
First Chicago Corp.
       6.170% due 11/14/01 (MTN)(c)                     3,000            2,983
First Interstate Bancorp
       9.375% due 01/23/02 (MTN)                          225              235
First Tennessee Bank
    Series BKNT
       5.750% due 12/01/08                              1,325            1,151
First Union Corp.
       6.875% due 09/15/05                                750              729
First Union Institutional Capital Trust I
       8.040% due 12/01/26                                100               93
First Union National Bank
       7.125% due 10/15/06 (MTN)                          555              545
Firstar Bank North America
       7.125% due 12/01/09                                850              823
Fleet Financial Group, Inc.
       6.875% due 03/01/03                                350              345
       8.125% due 07/01/04                                675              691
Ford Motor Credit Co.
       6.000% due 01/14/03                              3,000            2,910
       6.125% due 04/28/03                                690              669
       6.700% due 07/16/04                              6,000            5,873
       6.750% due 05/15/05                                425              414
       7.375% due 10/28/09                                740              731


                                                         Fixed Income I Fund 132

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Fort James Corp.
       6.625% due 09/15/04                              1,225            1,181
       6.875% due 09/15/07                                400              380
Fortune Brands, Inc.
       7.875% due 01/15/23                                400              389
General Electric Capital Corp.
       8.300% due 09/20/09                                470              501
    Series A
       6.650% due 09/03/02 (MTN)                          900              893
       6.267% due 07/23/03 (MTN)                        1,450            1,413
General Motors Acceptance Corp.
       5.480% due 12/16/02 (MTN)                        3,075            2,945
       6.750% due 03/15/03                              5,000            4,946
Goldman Sachs Group
       6.357% due 01/15/01 (c)                          1,500            1,502
    Series A
       6.334% due 02/20/01 (MTN)(c)                     3,000            3,006
Grand Metropolitan Investment Corp.
       7.450% due 04/15/35                                425              434
Great Lakes Chemical Corp.
       7.000% due 07/15/09                              1,500            1,431
GTE California, Inc.
       6.750% due 05/15/27                                600              533
Harrahs Operating Co., Inc.
       7.500% due 01/15/09                              1,300            1,214
Heller Financial, Inc.
       6.440% due 10/06/02                              1,100            1,076
Hertz Corp.
       7.625% due 08/01/02                                450              455
       9.000% due 11/01/09                                390              425
Household Finance Corp.
       6.125% due 07/15/02 (MTN)                          800              779
       7.200% due 07/15/06                                770              757
Illinois Power
       7.500% due 06/15/09                              1,500            1,457
International Business Machines Corp.
       7.125% due 12/01/96                              1,200            1,089
International Paper Co.
       9.400% due 06/01/02                                600              628
ITT Financial Corp.
       7.400% due 11/15/25                              1,165            1,049
JPM Capital Trust I
       7.540% due 01/15/27                                285              255
KeyCorp
       8.000% due 07/01/04                                200              204
       7.500% due 06/15/06                                875              872
Knight-Ridder, Inc.
       6.875% due 03/15/29                              1,288            1,130
Kroger Co.
       7.625% due 09/15/06                                800              793
       6.800% due 12/15/18                                650              564
Liberty Mutual Insurance Co.
       7.697% due 10/15/97                              1,850            1,548
Lincoln National Corp.
       7.250% due 05/15/05                                450              441
       6.500% due 03/15/08                                250              229
       7.000% due 03/15/18                                600              543
Loral Corp.
       7.000% due 09/15/23                                900              760
Lowes Cos., Inc.
       6.875% due 02/15/28                              1,520            1,338
Manufacturers & Traders Trust Co.
       7.000% due 07/01/05                                525              499
Marsh & McLennan Cos., Inc.
       6.625% due 06/15/04                                650              630
Martin Marietta Corp.
       7.000% due 03/15/11                                325              289
Mattel, Inc.
       6.000% due 07/15/03                              1,100            1,038
MCI WorldCom, Inc.
       6.400% due 08/15/05                                600              575
       6.950% due 08/15/28                              1,300            1,180
Mercantile Bancorp.
       7.050% due 06/15/04                              1,000              983
Merck & Co., Inc.
    Series B
       5.760% due 05/03/37 (MTN)                        1,575            1,572
Merrill Lynch & Co.
       6.000% due 02/12/03                                550              533
    Series 144
       6.154% due 10/01/03 (MTN)(c)                     5,250            5,243
Mirage Resorts, Inc.
       6.625% due 02/01/05                              1,070              978
Morgan Stanley Dean Witter & Co.
       7.125% due 01/15/03                              1,000              999
Nabisco, Inc.
       6.375% due 02/01/35                              1,000              929
Natexix Ambs Co., LLC
    Series A
       8.440% due 12/29/49 (g)                            325              306
National City Corp.
       5.750% due 02/01/09                              1,200            1,050
New England Telephone & Telegraph Co.
       7.875% due 11/15/29                                430              438
News America Holdings, Inc.
       8.875% due 04/26/23                                575              606
       7.750% due 01/20/24                                600              563


133 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Norfolk Southern Corp.
       6.950% due 05/01/02                                950              946
Northern Trust Corp.
       7.100% due 08/01/09                              1,415            1,373
Northwestern Bell Telephone Co.
       7.750% due 05/01/30                                455              433
Norwest Corp.
    Series H
       6.750% due 06/15/07 (MTN)                          150              143
Norwest Financial, Inc.
       6.375% due 11/15/01                                750              743
       6.250% due 11/01/02                                425              416
       6.375% due 11/15/03                                650              633
NRG Energy, Inc.
       7.500% due 06/01/09                                680              624
NYNEX Corp.
       9.550% due 05/01/10                                500              544
Paine Webber Group, Inc.
       6.375% due 05/15/04                                300              285
Panamsat Corp.
       6.125% due 01/15/05                                700              620
Pepsi Bottling Group, Inc.
    Series B
       7.000% due 03/01/29                                500              452
Philip Morris Cos., Inc.
       6.150% due 03/15/00                              2,900            2,895
       7.000% due 07/15/05                              1,700            1,612
       6.950% due 06/01/06                                380              374
       7.200% due 02/01/07                              2,000            1,873
       7.650% due 07/01/08                                395              377
Pitney Bowes Credit Corp.
       8.550% due 09/15/09                                780              839
PNC Funding Corp.
       6.875% due 07/15/07                              1,100            1,048
Praxair, Inc.
       6.850% due 06/15/05                                880              849
Procter & Gamble Co.
       6.600% due 12/15/04                                635              628
Prologis Trust
       6.700% due 04/15/04                                750              715
Provident Cos., Inc.
       6.375% due 07/15/05                              1,200            1,119
Ralston Purina Co.
       7.875% due 06/15/25                                845              781
Raytheon Co.
       6.300% due 03/15/05                              1,020              962
Safeco Capital Trust I
       8.072% due 07/15/37                                300              266
Safeco Corp.
       7.020% due 09/18/02 (MTN)                        1,050            1,050
Safeway, Inc.
       7.000% due 09/15/02                                900              896
       6.050% due 11/15/03                                500              477
       7.250% due 09/15/04                              1,075            1,065
Seagram (Joseph) & Sons, Inc.
       7.600% due 12/15/28                              1,100            1,036
Sears Roebuck Acceptance Corp.
       7.030% due 06/04/03 (MTN)                          800              783
       6.750% due 01/15/28                                950              774
Security Capital Group, Inc.
       6.950% due 06/15/05                                700              641
Shopping Center Associates
       6.750% due 01/15/04                                750              714
Societe Generale
       7.850% due 04/29/49 (g)                            675              651
Southern California Edison Co.
       6.375% due 01/15/06                                415              396
       6.650% due 04/01/29                                500              432
Spieker Properties, L.P.
       8.000% due 07/19/05 (MTN)                          800              800
Sprint Capital Corp.
       6.125% due 11/15/08                              1,100              997
       6.900% due 05/01/19                              1,385            1,260
Suntrust Banks Inc.
       6.250% due 06/01/08                                160              148
SunTrust Banks, Inc.
       7.375% due 07/01/02                                575              578
Tele-Communications Inc.
       8.650% due 09/15/04                                225              239
       9.800% due 02/01/12                                425              497
Temple Inland, Inc.
       7.250% due 09/15/04                                575              560
Texaco Capital, Inc.
       9.750% due 03/15/20                                225              269
       8.875% due 09/01/21                                440              492
Time Warner, Inc.
       7.975% due 08/15/04                                450              457
       8.110% due 08/15/06                                900              926
       8.180% due 08/15/07                                900              925
       6.875% due 06/15/18                              1,050              942
       6.625% due 05/15/29                                975              831
Times Mirror Co.
       7.450% due 10/15/09                                475              472
Transamerica Finance Corp.
       7.250% due 08/15/02                              1,300            1,297
TRW, Inc.
       6.625% due 06/01/04                                875              842
       7.125% due 06/01/09                                750              718
U.S. Bancorp
    Series J
       6.000% due 05/15/04 (MTN)                          700              664


                                                         Fixed Income I Fund 134

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Union Carbide Corp.
       7.875% due 04/01/23                                835              833
Union Oil Co.
       9.400% due 02/15/11 (MTN)                          390              434
Union Pacific Corp.
       7.600% due 05/01/05                                350              351
Union Pacific Railroad Trust Pass-thru
    Certificate
    Series 1996-A2
       7.060% due 05/15/03                                450              446
Union Planters Bank
       6.500% due 03/15/18                                700              619
United Technologies Corp.
       7.000% due 09/15/06                                800              785
       8.750% due 03/01/21                                445              489
US Bank National Association Minnesota
       6.572% due 12/19/01 (c)                          3,000            3,018
       5.625% due 11/30/05                              1,000              915
US West Communications, Inc.
       7.200% due 11/10/26                              1,500            1,310
USX Marathon Group
       8.500% due 03/01/23                                930              965
Virginia Electric & Power Co.
       8.750% due 04/01/21                                335              333
Wachovia Corp.
       6.800% due 06/01/05                                280              273
Wal-Mart Stores, Inc.
    Series 1994-B3
       8.800% due 12/30/14                                360              389
Waste Management, Inc.
       6.375% due 12/01/03                                750              676
Wells Fargo & Co.
       6.625% due 07/15/04                              1,500            1,464
       6.875% due 04/01/06                                500              487
Westdeutsche Landesbank NY
       6.050% due 01/15/09                              5,000            4,457
Westvaco Corp.
       6.850% due 11/15/04                              1,200            1,171
Willamette Industries, Inc.
       7.850% due 07/01/26                                750              740
Wisconsin Central Transportation Corp.
       6.625% due 04/15/08                              1,190            1,089
World Financial Properties Tower
    Series 1996 WBF-B
       6.910% due 09/01/13                              1,246            1,165
                                                                   -----------
                                                                       226,195
                                                                   -----------
Eurodollar Bonds - 2.0%
Australian Gas Light Co.
       6.400% due 04/15/08                              1,350            1,225
Banco Latinoamericano de Exportaciones SA
       6.500% due 04/02/01                              1,400            1,393
       7.100% due 11/30/01                                500              500
Bear Stearns Co., Inc.
       6.515% due 03/18/05 (MTN)(c)                     1,300            1,289
Countrywide Home Loans, Inc.
       6.371% due 06/03/03 (c)                          3,200            3,167
Diageo Capital PLC
       6.625% due 06/24/04                                400              392
Merita Bank, Ltd.
       7.150% due 12/29/49 (g)                            250              242
       7.500% due 12/29/49 (g)                            675              641
Nationsbank Corp.
       6.271% due 06/17/02 (MTN)(c)                     3,000            2,994
Ontario, Province of
       7.375% due 01/27/03                                450              455
       5.500% due 10/01/08                              1,200            1,063
Poland, Government of
       3.000% due 10/27/24 (c)                          1,000              618
Sanwa Finance Aruba AEC
       8.350% due 07/15/09                              3,000            3,011
SCL Term Aereo Santiago SA
       6.950% due 07/01/12                              3,000            2,624
Skandinaviska Enskilda Banken
       8.125% due 09/06/49 (g)                            375              354
Tyco International Group SA
       6.875% due 09/05/02                              1,500            1,478
                                                                   -----------
                                                                        21,446
                                                                   -----------

Mortgage-Backed Securities - 38.4%
ACLC Franchise Loan Receivables 1997
    Pass-thru Class A1
       7.120% due 03/15/12                                836              815
Capital Equipment Receivables Trust
    Series 1996-1 Class A4
       6.280% due 06/15/00                                173              173
Chase Commercial Mortgage Securities Corp.
    Series 1997-1 Class E
       7.370% due 12/19/07 (c)                          1,800            1,633
COMM Mortgage Trust
    Series 1999-1 Class A1
       6.145% due 02/15/08                              2,844            2,723
Credit Suisse First Boston Mortgage
    Securities Corp.
    Series 1999-C1 Class A2
       7.290% due 09/15/09                              1,620            1,591


135 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
DLJ Commercial Mortgage Corp.
    Series 1998-CF2 Class A1A
       5.880% due 11/12/31                              1,072            1,012
    Series 1999-CG1 Class A1A
       6.080% due 07/10/08 (c)                          1,462            1,392
DLJ Mortgage Acceptance Corp.
    Series 1996-CF1 Class A1B
       7.580% due 02/12/06                              2,000            2,024
    Series 1999-CG3 Class A1B
       7.340% due 09/10/09                              1,565            1,547
Federal Home Loan Mortgage Corp. (b)
       6.000% 15 Year TBA                               5,250            4,984
       6.000% 30 Year Gold TBA                         10,820            9,907
       6.500% 30 Year Gold TBA                          3,800            3,583
       7.500% 30 Year TBA                                 155              153
       8.000% 30 Year TBA                               4,685            4,730
Federal Home Loan Mortgage Corp.
    Series K Class 5
       7.760% due 05/01/12                                944              954
Federal Home Loan Mortgage Corp.
    Participation Certificate
       6.500% due 2003                                    259              256
       7.000% due 2003                                      8                8
       5.500% due 2006                                  6,069            5,727
       7.000% due 2008                                    272              270
       6.500% due 2009                                    297              290
       8.000% due 2009                                     86               87
       6.000% due 2010                                    192              184
       6.500% due 2010                                     60               59
       7.000% due 2010                                  1,458            1,448
       7.500% due 2010                                    475              479
       8.000% due 2010                                    346              351
       6.000% due 2011                                  1,941            1,855
       7.000% due 2011                                    156              154
       7.500% due 2011                                     22               22
       6.000% due 2012                                    167              159
       7.500% due 2012                                  1,090            1,098
       6.000% due 2013                                  1,017              966
       5.500% due 2014                                  3,429            3,182
       6.000% due 2014                                    845              803
       6.500% due 2014                                  1,032            1,001
       7.500% due 2014                                    952              959
      12.000% due 2014                                    156              169
       9.000% due 2016                                    738              765
      12.500% due 2016                                     82               91
       9.000% due 2017                                     18               18
       9.000% due 2018                                  1,148            1,199
       9.000% due 2020                                    710              749
       6.500% due 2024                                  3,737            3,557
       7.500% due 2024                                     92               91
       6.500% due 2025                                    315              299
       8.000% due 2025                                    736              745
       8.500% due 2025                                    503              517
       9.000% due 2025                                    444              462
       9.000% due 2026                                      9               10
       8.500% due 2027                                  1,372            1,409
       6.000% due 2028                                    754              690
       6.500% due 2028                                    758              714
       6.000% due 2029                                    152              139
       6.500% due 2029                                 11,112           10,476
       7.500% due 2029                                  2,557            2,530
Federal National Mortgage Association
    Pools
       7.000% due 2000                                    185              185
       8.000% due 2002                                    319              321
       7.000% due 2003                                    293              294
       7.500% due 2003                                    465              465
       8.000% due 2003                                    135              136
       6.500% due 2004                                  6,549            6,467
       8.000% due 2004                                     29               30
       8.000% due 2005                                     13               13
       7.200% due 2007                                    974              965
      10.500% due 2010                                      3                3
       6.500% due 2011                                    516              502
       7.000% due 2011                                    135              134
       8.000% due 2011                                     88               89
       6.500% due 2012                                    676              656
       7.000% due 2012                                    333              329
       7.500% due 2012 (c)                                 70               70
       7.500% due 2012                                    353              355
       6.000% due 2013                                  4,559            4,328
       5.500% due 2014                                  2,268            2,104
       6.000% due 2014                                  1,073            1,018
       6.500% due 2014 (c)                                283              275
       6.500% due 2014                                    399              387
       7.000% due 2014                                  2,718            2,686
       7.500% due 2017                                     20               20
       8.000% due 2017                                     28               29
       9.000% due 2017                                    277              289
       8.000% due 2019                                    457              463
       7.500% due 2022                                     22               21
       7.500% due 2023                                     54               54
       6.500% due 2024                                  3,527            3,358
       7.500% due 2024                                  1,716            1,704
       8.000% due 2024                                  2,132            2,153
       8.500% due 2024                                    436              448
       7.000% due 2025                                    763              740
       7.500% due 2025                                    581              576


                                                         Fixed Income I Fund 136

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
       8.500% due 2025                                    810              831
       7.000% due 2026                                  1,067            1,035
       7.500% due 2026                                    375              372
       7.000% due 2027                                    355              344
       7.500% due 2027                                    871              865
       8.000% due 2027                                    615              621
       8.500% due 2027                                    711              730
       9.000% due 2027                                     15               16
       6.000% due 2028                                 11,768           10,764
       6.500% due 2028                                    506              477
       7.500% due 2028                                  2,309            2,289
       8.000% due 2028                                  1,690            1,704
       8.500% due 2028                                    936              961
       6.000% due 2029                                 15,604           14,273
       6.500% due 2029                                 29,866           28,139
       7.000% due 2029                                 17,758           17,170
       7.500% due 2029                                     47               47
Federal National Mortgage Association (b)
       6.500% 15 Year TBA                               8,065            7,823
       7.000% 15 Year TBA                                 160              158
       5.500% 30 Year TBA                               5,000            4,465
       6.500% 30 Year TBA                               7,405            6,977
       7.000% 30 Year TBA                               4,050            3,916
       7.500% 30 Year TBA                              19,280           19,063
       8.000% 30 Year TBA                                 620              625
Federal National Mortgage Association Aces
       6.250% due 01/25/08                              1,250            1,165
    Series 1997-M5 Class B
       6.650% due 08/25/07                              1,720            1,670
    Series 1999-M4 Class A
       7.354% due 12/25/09                              2,118            2,092
Federal National Mortgage Association
    Principal Only Strip
    Zero Coupon due 03/ 01/20                              88               70
Federal National Mortgage Association REMIC
    Series 1997-55 Class ZA
       7.000% due 04/18/27                              5,919            5,188
    Series 1992-158 Class ZZ
       7.750% due 08/25/22                                522              494
First Union Lehman Brothers Commercial Trust
    Series 1997-C1 Class C
       7.440% due 04/18/07                                950              929
GMAC Commercial Mortgage Securities, Inc.
    Series 1996-C1 Class A2A
       6.790% due 09/15/03                              2,062            2,046
    Series 1999-C1 Class A1
       5.830% due 05/15/33                              2,095            1,977
    Series 1999-C2 Class A1
       6.570% due 09/15/33                              3,206            3,106
Government National Mortgage Association
       8.500% due 2005                                     26               27
       6.500% due 2008                                     74               72
       6.500% due 2009                                    583              570
       6.500% due 2010                                    134              131
       7.000% due 2011                                    132              131
       9.000% due 2016                                  1,055            1,113
       9.500% due 2016                                     84               89
       8.000% due 2017                                     68               69
       9.000% due 2017                                  2,100            2,216
       9.000% due 2020                                      3                3
      10.500% due 2020                                    558              607
      10.500% due 2021                                     64               70
       7.000% due 2022                                    166              161
       8.000% due 2022                                    285              289
       8.500% due 2022                                     34               35
       6.125% due 2023 (c)                              1,731            1,758
       6.500% due 2023                                    688              652
       7.000% due 2023                                  8,287            8,059
       7.500% due 2023                                  5,884            5,847
       6.125% due 2024 (c)                              1,724            1,752
       7.000% due 2024                                 17,195           16,711
       7.500% due 2024                                  2,151            2,136
       8.000% due 2024                                    829              839
       8.000% due 2025                                    738              746
       6.500% due 2026                                  3,188            3,012
       7.000% due 2026                                    847              820
       6.500% due 2027                                    116              109
       7.000% due 2027                                    201              194
       8.000% due 2027                                    550              556
       6.000% due 2028                                  4,658            4,233
       6.500% due 2028                                  5,024            4,718
       7.000% due 2028                                  9,290            8,970
       8.500% due 2028                                    540              555
       6.000% due 2029                                  4,107            3,735
       6.500% due 2029                                  6,675            6,269
       7.000% due 2029                                  8,018            7,743
       7.500% due 2029 (c)                              2,855            2,823
       7.500% due 2029                                  1,732            1,713
       8.000% due 2029                                 11,114           11,225


137 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Government National Mortgage
    Association (b)
       6.000% 30 Year TBA                               2,400            2,179
       6.500% 30 Year TBA                              15,040           14,114
       7.000% 30 Year TBA                               4,990            4,818
       8.000% 30 Year TBA                               7,345            7,418
Greenwich Capital Acceptance, Inc.
    Mortgage Pass-thru Certificate
    Series 1993 Class LB-1
       6.925% due 04/25/23 (c)                            252              251
GS Mortgage Securities Corp. II
    Series 1997-GL Class A2A
       6.940% due 07/13/30                                364              363
    Series 1997-GL Class A2B
       6.860% due 07/13/30                              1,550            1,530
Guaranteed Export Trust
    Series 1996-A
       6.550% due 06/15/04                                585              576
Housing Securities, Inc.
    Series 1994-2 Class A1
       6.500% due 07/25/09                                717              698
LB Commercial Conduit Mortgage Trust
    Series 1999-C2 Class A1
       7.105% due 07/15/08                                956              947
Merrill Lynch Mortgage Investors, Inc.
    Series 1995-C2 Class D
       7.878% due 06/15/21 (c)                            460              455
    Series 1998-C3 Class A1
       5.650% due 12/15/30                              1,408            1,327
Merrill Lynch Mortgage Investors, Inc.
    Pass-thru Certificates
    Series 1999-C1 Class A2
       7.560% due 09/15/09                              1,475            1,465
Mortgage Capital Funding, Inc.
    Series 1996-MC1 Class A2B
       7.900% due 02/15/06                                950              975
Nationslink Funding Corp.
    Series 1999-2 Class A2C
       7.229% due 10/20/08                              1,840            1,840
    Series 1999-2 Class A3
       7.181% due 12/20/06 (c)                          1,763            1,744
Prudential Home Mortgage Securities Co.
    Series 1992-38 Class A8
       6.950% due 11/25/22                              1,640            1,484
    Series 1993-52 Class A1
       7.759% due 11/25/23 (c)                            286              285
Residential Accredited Loans, Inc.
    Series 1996-QS1 Class A4
       6.900% due 01/25/26                              1,268            1,182
Residential Funding Mortgage Securities I
    REMIC
    Series 1997-S17 Class A5
       7.000% due 11/25/27                              5,000            4,664
Resolution Trust Corp.
    Series 1995 - C1 Class D
       6.900% due 02/25/27                                900              869
Salomon Brothers Mortgage Securities VII,
    Inc. Mortgage Pass-thru Certificate
    Series 1994-16 Class A
       8.384% due 11/25/24 (c)                            540              550
Small Business Investment Cos.
    Series 1999-P10B Class 1
       7.540% due 08/10/09                              5,000            4,899
Structured Asset Mortgage Investments, Inc.
    REMIC
    Series 1998-9 Class 1A3
       6.250% due 11/25/28                              5,000            4,402
Structured Asset Securities Corp.
    Series 1997-LLI Class A1
       6.790% due 06/12/04                              2,359            2,340
                                                                   -----------
                                                                       417,411
                                                                   -----------

Non-US Bonds - 0.4%
Banque Centrale de Tunisie
       7.500% due 08/06/09                          TND 2,500            2,450
Korea Development Bank
       7.375% due 09/17/04                          KRW 1,000              981
New Zealand, Government of
       10.000% due 03/15/02                         NZD   600              335
    Series 403
       5.500% due 04/15/03                          NZD   600              299
                                                                   -----------
                                                                         4,065
                                                                   -----------
United States Government
Agencies - 9.7%
Federal Home Loan Bank
       5.625% due 03/19/01                              9,400            9,299
       6.450% due 03/13/02                              2,625            2,603
       5.233% due 11/17/03                              3,125            2,956
       5.790% due 04/27/09                              3,980            3,621


                                                         Fixed Income I Fund 138

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Federal Home Loan Mortgage Corp.
       5.750% due 06/15/01                              5,130            5,080
       6.250% due 10/15/02                              1,865            1,848
       6.300% due 06/01/04                              3,000            2,922
       5.750% due 03/15/09                              1,825            1,667
       6.625% due 09/15/09                              9,055            8,797
       6.750% due 09/15/29                              5,660            5,383
Federal National Mortgage Association
       6.250% due 11/15/02                                900              892
       6.250% due 11/20/02 (MTN)                        1,955            1,917
       5.750% due 04/15/03                              2,975            2,889
       6.100% due 06/26/03 (MTN)                          660              640
       6.010% due 07/17/03 (MTN)                        2,000            1,935
       5.125% due 02/13/04                              6,000            5,641
       5.625% due 05/14/04 (d)                          9,325            8,911
       6.940% due 03/19/07 (MTN)                        1,550            1,496
       6.900% due 08/21/07 (MTN)                        3,650            3,514
       6.500% due 04/29/09                                460              430
       6.400% due 05/14/09                              5,700            5,331
       6.625% due 09/15/09                              3,285            3,191
       6.080% due 09/01/28 (MTN)                        2,475            2,145
       6.210% due 08/06/38                              3,445            2,974
    Series B
       5.820% due 07/19/01 (MTN)                        6,850            6,776
Government Backed Trust Certificates
    Class 1-C
       9.250% due 11/15/01                                902              929
    Series T-3
       9.625% due 05/15/02 (c)                            437              450
Resolution Funding Corp.
       8.875% due 07/15/20                              2,275            2,713
       8.625% due 01/15/21                                880            1,027
       8.625% due 01/15/30                                240              291
Tennessee Valley Authority
    Series A
       6.375% due 06/15/05                              3,260            3,184
    Series E
       6.250% due 12/15/17                                640              578
       6.750% due 11/01/25                              3,320            3,079
                                                                   -----------
                                                                       105,109
                                                                   -----------
United States Government Treasuries - 15.4%
United States Treasury Bond
    Principal Strip
    Zero Coupon due 02/15/19                            8,300            2,282
United States Treasury Bonds
      10.750% due 02/15/03                                150              168
      10.750% due 08/15/05                              1,675            1,998
      10.375% due 11/15/09                              2,130            2,450
      11.750% due 02/15/10                              1,900            2,310
      10.000% due 05/15/10                              2,365            2,712
      12.750% due 11/15/10                             14,490           18,682
      13.875% due 05/15/11                              3,365            4,598
      14.000% due 11/15/11                              1,590            2,218
      10.375% due 11/15/12                              6,250            7,598
      12.000% due 08/15/13                              8,895           11,878
      13.250% due 05/15/14                              2,670            3,847
      12.500% due 08/15/14                              2,385            3,332
      10.625% due 08/15/15                                550              749
       9.250% due 02/15/16                              3,660            4,518
       8.750% due 05/15/17                                505              603
       8.875% due 08/15/17                              8,230            9,947
       8.875% due 02/15/19                             12,300           14,971
       8.125% due 08/15/19                                 20               23
       8.125% due 05/15/21 (d)                          8,200            9,399
       8.000% due 11/15/21                              8,520            9,669
       6.500% due 11/15/26                                580              566
       6.625% due 02/15/27 (d)                          2,350            2,329
       6.375% due 08/15/27                              6,520            6,262
       6.125% due 11/15/27                              4,085            3,802
United States Treasury Notes
       6.250% due 04/30/01                              5,345            5,349
       5.625% due 05/15/01                              1,995            1,980
       6.625% due 06/30/01                                490              493
       7.875% due 08/15/01                             10,145           10,399
       5.625% due 09/30/01                                350              347
       6.375% due 09/30/01                              3,495            3,502
       6.250% due 10/31/01                                395              395
       7.500% due 11/15/01                              1,185            1,211
       5.875% due 11/30/01                                 80               79
       6.125% due 12/31/01                              2,000            1,996
       6.250% due 02/28/02                              1,820            1,819
       6.625% due 04/30/02                              4,740            4,776
       6.250% due 06/30/02                                 45               45
       3.375% due 01/15/07                              1,909            1,797
       3.625% due 01/15/08                              4,304            4,097
       3.875% due 01/15/09                              2,825            2,729
                                                                   -----------
                                                                       167,925
                                                                   -----------
Yankee Bonds - 2.4%
Abbey National PLC
       6.700% due 06/29/49 (g)                          2,325            2,114
African Development Bank
       9.750% due 12/15/03                                425              461
       6.750% due 10/01/04                                400              393
       6.875% due 10/15/15                                775              711
       8.800% due 09/01/19                                535              601
Asian Development Bank
       6.250% due 10/24/05                                400              382
Canadian National Railway Co.
       6.800% due 07/15/18                                555              500


139 Fixed Income I Fund

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Carnival Corp.
       7.050% due 05/15/05                                650              633
Carter Holt Harvey, Ltd.
       7.625% due 04/15/02                                500              499
       8.875% due 12/01/04                                350              361
Diageo Capital PLC
       6.125% due 08/15/05                              1,850            1,750
Hydro Quebec
    Series GH
       8.250% due 04/15/26                                605              630
International American Development Bank
       6.950% due 08/01/26                                425              428
Korea Development Bank
       6.250% due 05/01/00                              2,000            2,033
Manitoba, Province of
    Series CD
       9.250% due 04/01/20                                335              397
National Westminster Bank PLC
       7.750% due 04/29/49 (g)                          1,600            1,537
New Brunswick, Province of
       7.125% due 10/01/02                                500              501
       9.750% due 05/15/20                                320              389
Newfoundland, Province of
       10.000% due 12/01/20                               150              183
Noranda Forest, Inc.
       6.875% due 11/15/05                                350              323
Nova Scotia, Province of
       9.125% due 05/01/21                                685              776
Pemex Finance, Ltd.
       6.125% due 11/15/03                              2,000            1,951
Quebec, Province of
       7.125% due 02/09/24                              1,145            1,063
       7.500% due 09/15/29                              1,550            1,503
Royal Caribbean Cruises, Ltd.
       7.250% due 03/15/18                              1,300            1,174
       7.500% due 10/15/27                                200              179
Saskatchewan, Province of
       6.625% due 07/15/03                                100               99
       8.000% due 07/15/04                              1,290            1,334
Stagecoach Holdings PLC
       8.625% due 11/15/09                                800              794
Trans-Canada Pipelines, Ltd.
       7.150% due 06/15/06                              1,000              971
Tyco International Group SA
       6.375% due 06/15/05                                800              748
United News & Media PLC
       7.250% due 07/01/04                              1,300            1,268
                                                                   -----------
                                                                        26,686
                                                                   -----------

Total Long-Term Investments
(cost $1,092,248)                                                    1,058,557
                                                                   -----------

                                                    Notional
                                                     Amount
                                                      (000)
                                                        $
                                                  -----------
Options Purchased - 0.0%
United States Treasury Bills (e)*
    May 100.65 Call                                     3,100                8
United States Treasury Notes (e)*
    Feb 99.21 Call                                      2,084                3
    Feb 98.73 Call                                      2,272                5
                                                                   -----------

Total Options Purchased
(cost $91)                                                                  16
                                                                   -----------

                                                    Number
                                                      of
                                                    Shares
                                                  -----------
Preferred Stocks - 0.2%
Banco Bilbao Vizcaya
    International - ADR                                10,000              253
Credit Lyonnais Capital S.C.A. - ADR                   40,000              980
Equity Office Properties Trust
    Series B                                           27,800            1,084
                                                                   -----------

Total Preferred Stocks
(cost $2,759)                                                            2,317
                                                                   -----------


                                                         Fixed Income I Fund 140

Fixed Income I Fund

                                                               December 31, 1999

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
                                                  -----------      -----------
Short-Term Investments - 10.0%
Federal Home Loan Bank Corp.
    Discount Note
       5.330% due 02/09/00 (a)(f)                       2,900            2,883
Federal Home Loan Mortgage Corp.
    Discount Note
       5.480% due 01/25/00 (a)(f)                       3,190            3,176
       5.590% due 01/25/00 (a)(f)                         775              771
       5.600% due 01/25/00 (a)(f)                       3,020            3,006
Federal National Mortgage Association
    Discount Note
       5.590% due 01/19/00 (a)(f)                       3,225            3,216
       5.590% due 04/10/00 (f)                          2,600            2,559
Frank Russell Investment Company Money
    Market Fund,
    due on demand (a)                                  93,082           93,082
                                                                   -----------
Total Short-Term Investments
(cost $108,693)                                                        108,693
                                                                   -----------

Total Investments - 107.6%
(identified cost $1,203,791)                                         1,169,583

Other Assets and Liabilities,
Net, Including Options Written - (7.6%)                                (82,271)
                                                                   -----------

Net Assets - 100.0%                                                  1,087,312
                                                                   ===========

                                                    Notional         Market
                                                     Amount          Value
                                                      (000)          (000)
                                                        $              $
                                                  -----------      -----------
Options Written

Government National Mortgage Association*
    Feb 97.98 Call                                      3,020               10
    Feb 97.61 Call                                      3,215               12
 United States Treasury Bills*
    May 104.66 Call                                     3,100                1
    May 97.28 Put                                       3,100               53
 United States Treasury 30 Year Bonds*
    Feb 93.84 Put                                       2,000              112
    Feb 93.80  Put                                      2,000              111
                                                                   -----------

Total Liability for Options Written
    (premiums received $147)                                               299
                                                                   ===========

Forward Foreign Currency Exchange Contracts

                                                                   Unrealized
    Contracts to        In Exchange                               Appreciation
      Deliver               For          Settlement              (Depreciation)
       (000)               (000)            Date                     (000)
    ------------        -----------      ----------                -----------
    EUR    2,491        USD   2,656       01/24/00                 $       143
                                                                   ===========


*     $100,000 notional amount represents 1 contract.
(a)   At amortized cost, which approximates market.
(b)   Forward commitment.
(c)   Adjustable or floating rate security.
(d)   Held as collateral in connection with options written by the Fund.
(e)   Nonincome-producing security.
(f)   Rate noted is yield-to-maturity from date of acquisition.
(g)   Perpetual floating rate note.

Abbreviations:
ADR - American Depositary Receipt
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
KRW - South Korean won
NZD - New Zealand dollar
TND - Tunisian dinar
USD - U.S. dollar

See accompanying notes which are an integral part of the financial statements.

141 Fixed Income I Fund

Fixed Income I Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                              December 31, 1999
Assets
Investments at market (identified cost $1,203,791) ...................                  $ 1,169,583
Unrealized appreciation on forward foreign currency exchange contracts                          143
Receivables:
    Dividends and interest ...........................................                       12,716
    Investments sold (regular settlement) ............................                       11,666
    Investments sold (delayed settlement) ............................                        6,278
    Fund shares sold .................................................                        4,106
Prepaid expenses .....................................................                            6
                                                                                        -----------

       Total assets ..................................................                    1,204,498

Liabilities
Payables:
    Investments purchased (regular settlement) .......................   $     7,907
    Investments purchased (delayed settlement) .......................       108,010
    Fund shares redeemed .............................................           719
    Accrued fees to affiliates .......................................            96
    Other accrued expenses ...........................................           155
Options written, at market value (premiums received $147) ............           299
                                                                         -----------

       Total liabilities .............................................                      117,186
                                                                                        -----------

Net Assets ...........................................................                  $ 1,087,312
                                                                                        ===========

Net Assets Consist of:
Undistributed net investment income ..................................                  $       548
Accumulated net realized gain (loss) .................................                      (17,447)
Unrealized appreciation (depreciation) on:
    Investments ......................................................                      (34,208)
    Options written ..................................................                         (152)
    Foreign currency-related transactions ............................                          143
Shares of beneficial interest ........................................                          536
Additional paid-in capital ...........................................                    1,137,892
                                                                                        -----------

Net Assets ...........................................................                  $ 1,087,312
                                                                                        ===========

Net Asset Value, offering and redemption price per share:
    Class E ($35,949,801 divided by 1,771,329 shares of
       $.01 par value shares of beneficial interest outstanding) .....                  $     20.30
                                                                                        ===========
    Class I ($1,051,362,168 divided by 51,873,318 shares of
       $.01 par value shares of beneficial interest outstanding) .....                  $     20.27
                                                                                        ===========

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund 142

Fixed Income I Fund

Statement of Operations

Amounts in thousands                                                   Year Ended December 31, 1999
Investment Income
    Interest .........................................................                  $    61,879
    Dividends from Money Market Fund .................................                        5,216
    Dividends ........................................................                          338
                                                                                        -----------

       Total investment income .......................................                       67,433

Expenses
    Advisory fees ....................................................   $     2,514
    Administrative fees ..............................................           523
    Custodian fees ...................................................           530
    Transfer agent fees ..............................................           339
    Professional fees ................................................            38
    Registration fees ................................................           128
    Shareholder servicing fees - Class E .............................            53
    Trustees' fees ...................................................             6
    Miscellaneous ....................................................            60
                                                                         -----------

       Total expenses ................................................                        4,191
                                                                                        -----------

Net investment income ................................................                       63,242
                                                                                        -----------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ......................................................       (19,448)
    Options written ..................................................           410
    Foreign currency-related transactions ............................            60        (18,978)
                                                                         -----------
Net change in unrealized appreciation (depreciation) on:
    Investments ......................................................       (54,674)
    Options written ..................................................          (192)
    Foreign currency-related transactions ............................           143        (54,723)
                                                                         -----------    -----------

Net realized and unrealized gain (loss) ..............................                      (73,701)
                                                                                        -----------

Net increase (decrease) in net assets from operations ................                  $   (10,459)
                                                                                        ===========

See accompanying notes which are an integral part of the financial statements.

143 Fixed Income I Fund

Fixed Income I Fund

Statement of Changes in Net Assets

Amounts in thousands                                                 Years Ended Deceber 31, 1999

                                                                          1999           1998
                                                                      -----------    -----------
Increase (Decrease) in Net Assets

Operations
    Net investment income .........................................   $    63,242    $    54,878
    Net realized gain (loss) ......................................       (18,978)        19,960
    Net change in unrealized appreciation (depreciation) ..........       (54,723)        (1,058)
                                                                      -----------    -----------

       Net increase (decrease) in net assets from operations ......       (10,459)        73,780
                                                                      -----------    -----------

Distributions
    From net investment income
       Class E ....................................................        (1,388)            --
       Class I ....................................................       (61,700)       (55,645)
    From net realized gain
       Class I ....................................................          (859)        (9,092)
                                                                      -----------    -----------

           Net decrease in net assets from distributions ..........       (63,947)       (64,737)
                                                                      -----------    -----------

Share Transactions
    Net increase (decrease) in net assets from share transactions .       183,227        171,196
                                                                      -----------    -----------

Total net increase (decrease) in net assets .......................       108,821        180,239

Net Assets
    Beginning of period ...........................................       978,491        798,252
                                                                      -----------    -----------
    End of period (including undistributed net investment income of
       $548 at December 31, 1999) .................................   $ 1,087,312    $   978,491
                                                                      ===========    ===========

  See accompanying notes which are an integral part of the financial statements.


                                                         Fixed Income I Fund 144

Fixed Income I Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

Net Asset Value, Beginning of Period                                     $21.25
                                                                     ----------

Income From Operations
    Net investment income (a) ...................................           .74
    Net realized and unrealized gain (loss) .....................          (.81)
                                                                     ----------

       Total income from operations .............................          (.07)
                                                                     ----------

Distributions
    From net investment income ..................................          (.88)
                                                                     ----------

Net Asset Value, End of Period ..................................    $    20.30
                                                                     ==========

Total Return (%)(b) .............................................          (.32)

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ....................        35,950

    Ratios to average net assets (%)(c):
       Operating expenses .......................................           .66
       Net investment income ....................................          5.79

    Portfolio turnover rate (%) .................................        138.69

*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized


145 Fixed Income I Fund

Fixed Income I Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                               -----------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                               -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .......   $     21.76    $     21.51    $     20.99    $     21.59    $     19.59
                                               -----------    -----------    -----------    -----------    -----------

Income From Operations
    Net investment income (a) ..............          1.28           1.32           1.37           1.38           1.42
    Net realized and unrealized gain (loss)          (1.50)           .45            .54           (.62)          2.02
                                               -----------    -----------    -----------    -----------    -----------

       Total income from operations ........          (.22)          1.77           1.91            .76           3.44
                                               -----------    -----------    -----------    -----------    -----------

Distributions
    From net investment income .............         (1.25)         (1.31)         (1.39)         (1.36)         (1.44)
    From net realized gain .................          (.02)          (.21)            --             --             --
                                               -----------    -----------    -----------    -----------    -----------

       Total distributions .................         (1.27)         (1.52)         (1.39)         (1.36)         (1.44)
                                               -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period .............   $     20.27    $     21.76    $     21.51    $     20.99    $     21.59
                                               ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) ........................         (1.04)          8.37           9.42           3.75          18.03

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)     1,051,362        978,491        798,252        662,899        638,317

    Ratios to average net assets (%)(b):
       Operating expenses ..................           .39            .39            .42            .42            .35
       Net investment income ...............          6.05           6.03           6.54           6.57           6.82

    Portfolio turnover rate (%) ............        138.69         226.70         165.81         147.31         138.05

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                         Fixed Income I Fund 146

Fixed Income III Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Invests in: Fixed-income securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the Broad Market- Sector Rotation style.

[The following table was depicted as a mountain chart in the printed material.]

                Fixed III -      LB Aggregate **        Lipper(R)
                Class I ++                              Intermediate ++++

Yearly periods
ended
December 31

Inception*       $10,000             $10,000             $10,000
 1993            $11,022             $10,768             $10,950
 1994            $10,593             $10,454             $10,505
 1995            $12,499             $12,386             $12,340
 1996            $13,109             $12,835             $12,732
 1997            $14,372             $14,076             $13,807
 1998            $15,350             $15,297             $14,833
 1999            $15,306             $15,172             $14,643
--------------------------------------------------------------------------------
Total           $102,251            $100,987            $599,890
================================================================================

Fixed Income III Fund - Class I

Periods Ended
   12/31/99    Growth of $10,000     Total Return
-------------  -----------------     ------------
1 Year              $9,971             (0.29)%
5 Years             $14,449             7.63%ss.
Inception*          $15,306             6.34%ss.

Fixed Income III Fund - Class E++++++

Periods Ended
  12/31/99     Growth of $10,000     Total Return
-------------  -----------------     ------------
1 Year              $9,962             (0.38)%
5 Years             $14,436             7.62%ss.
Inception*          $15,292             6.33%ss.

Lehman Brothers Aggregate Bond Index

Periods Ended
  12/31/99     Growth of $10,000     Total Return
-------------  -----------------     ------------
1 Year             $9,918              (0.82)%
5 Years            $14,512              7.73%ss.
Inception*         $15,172              6.21%ss.

Lipper(R)Intermediate Investment Grade Debt Funds Benchmark

Periods Ended
  12/31/99     Growth of $10,000     Total Return
-------------  -----------------     ------------
1 Year             $9,872              (1.28)%
5 Years            $13,834              6.71%ss.
Inception*         $14,643              5.60%ss.


147 Fixed Income III Fund

Fixed Income III Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Fixed Income III Fund Class I and Class E shares reflected losses of 0.29%, and 0.38%, respectively, as compared to the Lehman Brothers Aggregate Bond Index which fell 0.82%. The Fund's performance was negatively impacted by the sporadic weakness in the bond market.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market, with the 30-year US treasury bond losing nearly 15% for the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better as the post-emerging markets crisis spread widening reversed.

The underlying strategies employed in the Fund fared well during the year. Emerging markets debt and lower quality corporate issues fared well, as evidence of continued economic strength helped narrow credit spreads. Duration strategies were generally neutral for the year, as the Fed's bias towards tightening was tempered by data showing little inflationary pressure in the US economy. Manager changes had a slightly negative impact on results due to transition costs. Professional turnover at Credit Suisse Asset Management led to their replacement with two new firms. The hires of Miller Anderson & Sherrerd, LLP and Lazard Asset Management eroded some of the value added through investment strategies, as the transition led to material turnover and portfolio repositioning.

Top Ten Issuers
(as a percent of Total Investments)                         December 31, 1999

Government National Mortgage Association                         17.2%
Federal Home Loan Mortgage Corp.                                 11.1
Federal National Mortgage Association                             9.6
United States Treasury                                            8.4
Ford Motor Credit Co.                                             2.2
Morgan Stanley Dean Witter                                        1.5
Lehman Brothers Holdings, Inc.                                    1.4
Goldman Sachs Group, Inc.                                         1.0
Residential Funding Mortgage Securities                           1.0
Citicorp                                                          1.0

Portfolio Characteristics
December 31, 1999

Weighted Average Quality Diversification                           AA
Weighted Average Years-to-Maturity                          6.6 Years
Weighted Average Duration                                   4.8 Years
Current Yield (SEC 30-day standardized)
Class I                                                           6.3%
Class E                                                           6.5%
Number of Issues                                                  563
Number of Issuers                                                 418




Money Managers                                          Styles

Lazard Asset Management                     Broad Market-Sector Rotation
Miller Anderson & Sherrerd, LLP             Broad Market-Sector Rotation
Pacific Investment Management Co.           Broad Market-Sector Rotation
Standish, Ayer & Wood, Inc.                 Broad Market-Sector Rotation

* Fixed Income III Fund Class I assumes initial investment on January 29, 1993. Lehman Brothers Index comparison for the initial investment began February 1, 1993. Lipper Index comparison for the initial investment began January 1, 1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Lipper(R) Intermediate (5-10 Yr.) Investment Grade Debt Funds Benchmark is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in U.S. Treasury Bills, Notes and Bonds with average maturities of five to ten years.

++++++ Fixed Income III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Fixed Income III Fund 148

Fixed Income III Fund

Statement of Net Assets

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Long-Term Investments - 103.1%
Asset-Backed Securities - 6.8%
American Express Credit Account
   Master Trust
   Series 1997-1 Class A
    6.400% due 04/15/05                              850            839
Arcadia Automobile Receivables Trust
   Series 1997-D Class A3
    6.200% due 05/15/03                              379            378
Caterpillar Financial Asset Trust
   Series 1999-A Class A2
    5.900% due 03/25/02                              400            399
Chase Manhattan Auto Owner Trust
   Series 1998-A Class A3
    5.700% due 09/17/01                              370            370
Chevy Chase Auto Receivables Trust
   Series 1997-4 Class A
    6.250% due 06/15/04                              438            435
Citibank Credit Card Master Trust I
   Series 1999-1 Class B
    5.750% due 02/15/06                              970            915
Citibank Credit Card Master Trust
    5.750% due 07/16/07                            1,000            509
Cityscape Home Equity Loan Trust
   Pass-thru Certificate
   Series 1996-2 Class A2
    7.200% due 04/25/11                                2              2
Conseco Finance
   Series 1999-H Class AF1
    6.450% due 12/15/29                              391            390
Contimortgage Home Equity Loan Trust
   Series 1996-4 Class A8
    7.220% due 01/15/28                              105            103
Cross Country Master
   Credit Card Trust II
   Series 1999-1 Class A
    6.963% due 09/15/05 (b)                          400            400
Daimler Benz Vehicle Trust
   Series 1998-A Class A3
    5.160% due 01/20/03                              500            494
Daimler-Benz Vehicle Trust
   Series 1998-A Class A2
    5.230% due 06/10/00                              145            145
Delta Funding Home Equity Loan Trust
   Series 1998-4 Class A4F
    6.340% due 04/15/26                            1,250          1,145
Discover Card Master Trust I
   Series 1999-6 Class A
    6.850% due 07/17/07                            1,200          1,189
DR Structured Finance Corp.
   Series 1994-K1 Class A-1
    7.600% due 08/15/07                               72             69
Duck Automobile Grantor Trust
   Step Up Bond
   Series 1999-B Class A
    6.450% due 04/15/04 (b)                          252            251
EQCC Home Equity Loan Trust
   Series 1999-1 Class A1F
    5.770% due 05/20/10                              542            538
   Series 1999-3 Class A1F
    6.548% due 04/25/10                              444            441
First Plus Home Loan Trust
   Step Up Bond
   Series 1998-5 Class A3
    6.060% due 09/10/11 (b)                        5,000          4,969
First Security Auto Owner Trust
   Series 1998-1 Class A2
    5.182% due 06/15/01                              156            156
Ford Credit Auto Owner Trust
   Series 1998-A Class A3
    5.650% due 10/15/01                              359            358
   Series 1999-B Class A3
    5.470% due 09/15/01                              800            796
   Series 1998-B Class A3
    5.850% due 10/15/01                              754            752
   Series 1999-C Class A3
    5.770% due 11/15/01                              775            771
Green Tree Financial Corp.
   Series 1998-6 Class M1
    6.630% due 06/01/30 (b)                        1,700          1,538
   Series 1998-8 Class B1
    7.690% due 09/01/30                            1,875          1,691
   Series 1999-C Class A1
    5.990% due 07/15/30                              383            382
Green Tree Lease Finance LLC
   Series 1997-1 Class A3
    6.170% due 09/20/05                              352            351
Greenpoint Manufactured Housing
   Series 1999-5 Class A1
    6.750% due 04/15/11                              393            391
Greenwich Capital Acceptance, Inc.
   Series 1994 Class A-1
    8.040% due 11/25/24                               31             32
Harley-Davidson Eaglemark
   Motorcycle Trust
   Series 1999-3 Class A1
    6.220% due 02/15/04                              387            385


149 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------

Honda Auto Receivables Grantor Trust
   Series 1997-A Class A
    5.850% due 02/15/03                              373            371
Household Home Equity Loan Trust
   Series 1999-1 Class A1
    6.830% due 12/20/16 (b)                          378            376
MBNA Master Credit Card Trust
   Series 1999-B Class A
    5.900% due 08/15/11                              500            455
   Series 1999-G Class A
    6.350% due 12/15/06                              800            779
MMCA Auto Owner Trust
   Series 1997-1 Class A3
    6.080% due 05/15/01                              223            223
   Series 1999-2 Class A1
    6.300% due 06/15/02                              442            442
Premier Auto Trust
   Series 1998-5 Class A3
    5.070% due 07/08/02                              400            395
Student Loan Marketing Association
   Series 1996-4 Class A1
    5.340% due 07/25/04 (b)                        1,704          1,693
   Series 1997-3 Class A1
    5.460% due 04/25/06 (b)                        1,851          1,836
Student Loan Marketing Association
   Loan Trust
Vanderbilt Mortgage & Finance, Inc.
   Series 1998-C Class 1A6
    6.750% due 10/07/28                            1,000            882
WFS Financial Owner Trust
   Series 1997-D Class A3
    6.250% due 03/20/02                               95             95
   Series 1998-C Class A3
    5.650% due 11/20/02 (b)                        3,000          2,968
                                                              ---------
                                                                 32,099
                                                              ---------

Corporate Bonds and Notes - 27.4%
Adelphia Communications Corp.
    9.375% due 11/15/09                               45             44
   Series B
    8.375% due 02/01/08                              200            186
Agrilink Foods, Inc.
    11.875% due 11/01/08                              15             15
Ahold Finance USA, Inc.
    6.250% due 05/01/09                              850            762
Airgate Pcs, Inc.
   Zero Coupon due 10/01/09 (b)                       30             17
Albertson's, Inc.
    7.450% due 08/01/29                              705            672
Allied Waste North America
    10.000% due 08/01/09                              45             40
American Airlines, Inc.
    9.710% due 01/02/07                              297            306
   Series 90-P
    10.600% due 03/04/09                           1,013          1,154
American General Institutional Capital
   Series B
    8.125% due 03/15/46                            1,045          1,023
American Restaurant Group, Inc.
   Series B
    11.500% due 02/15/03                              40             32
AMR Corp.
    9.950% due 03/07/01 (MTN)                      1,000          1,028
Amresco, Inc.
   Series 98-A
    9.875% due 03/15/05                              575            368
Amtrol, Inc.
    10.625% due 12/31/06                              40             38
AMSC Acquisition Co., Inc.
   Series B
    12.250% due 04/01/08                              30             24
Aramark Corp.
    6.750% due 08/01/04                            1,365          1,276
Arco Chemical Co.
    9.800% due 02/01/20                               50             51
AT & T Capital Corp.
    7.110% due 09/13/01 (MTN)(b)                   2,050          2,049
AT&T Corp.
    6.500% due 03/15/29 (f)                          435            373
Atlas Air, Inc.
    9.250% due 04/15/08                               65             62
Banc One Corp.
    7.625% due 10/15/26                              240            230
    8.000% due 04/29/27                               90             90
Banesto Delaware, Inc.
    8.250% due 07/28/02                            1,000          1,011
BankAmerica Corp.
    6.141% due 03/05/01 (MTN)(b)                   5,000          4,993
Bank United Corp.
    8.875% due 05/01/07                            1,050            993
Bankboston NA
    6.375% due 04/15/08                              290            267
Bay View Capital Corp.
    9.125% due 08/15/07                              320            272
Beneficial Corp.
    6.214% due 04/01/02 (MTN)(b)                   2,000          2,005
Budget Group, Inc.
    9.125% due 04/01/06                               40             37
Buhrmann US, Inc.
    12.250% due 11/01/09                              50             52
Building Materials Corp.
    8.000% due 10/15/07                              500            455


                                                       Fixed Income III Fund 150

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Building One Services Corp.
    10.500% due 05/01/09                              50             48
Burlington Northern Santa Fe Corp.
    6.700% due 08/01/28                              325            279
Charter Communications Holdings, LLC
    8.250% due 04/01/07                              575            535
    8.625% due 04/01/09                              110            102
Chase Manhattan Corp.
    7.000% due 11/15/09                              320            308
Cheasapeake Energy
    9.625% due 05/01/05                               20             19
Chevy Chase Auto Receivables
    5.970% due 10/20/04                              209            208
Chippac Intl., Ltd.
    12.750% due 08/01/09                              40             42
Citibank
   Zero Coupon due 12/03/01                           35             35
Citibank Crc Linked Deposit
    1.000% due 02/03/00 (d)                           70             69
Citicorp
    6.160% due 08/13/02 (MTN)(b)                   2,000          2,002
    6.375% due 11/15/08 (MTN)                        450            416
CMS Energy Corp.
    7.500% due 01/15/09                              330            298
Coastal Corp.
    6.200% due 05/15/04                            1,000            949
Columbia/HCA Healthcare Corp.
    8.020% due 08/05/02 (MTN)                      2,000          1,946
    7.500% due 12/15/23                              530            420
Comstock Res, Inc.
    11.250% due 05/01/07                              35             36
Conmed Corp.
    9.000% due 03/15/08                              300            272
Connecticut Light & Power Co.
    7.875% due 10/01/24                              665            669
Conoco, Inc.
    6.950% due 04/15/29                              415            374
Continental Airlines, Inc.
   Pass-thru Certificate
   Series 9 91-A Class A
    6.545% due 02/02/19                               65             59
Courtyard Marriott II, Ltd.
   Series B
    10.750% due 02/01/08                              60             59
Crescent Real Estate Equities
    7.000% due 09/15/02                              850            767
    7.500% due 09/15/07                              925            735
CSC Holdings, Inc.
    7.875% due 12/15/07                              585            576
    7.250% due 07/15/08                              305            288
    7.625% due 07/15/18                            1,000            924
Csfb Trl Weekly Reset 3
    63.420% due 11/30/00                              21             21
Delphi Automotive Systems Corp.
    7.125% due 05/01/29                              250            220
Delta Air Lines, Inc.
   Series C
    6.650% due 03/15/04 (MTN)                      2,000          1,914
Dictaphone Corp.
    11.750% due 08/01/05                              40             30
Dresser Industries, Inc.
    7.600% due 08/15/96                              780            744
EOP Operating, L.P.
    6.500% due 01/15/04                              975            930
ERAC USA Finance Co.
    6.350% due 01/15/01 (MTN)                        800            792
Exide Corp.
    2.900% due 12/15/05                              625            328
Extendicare Health Services, Inc.
    9.350% due 12/15/07                              900            529
First Republic Bancorp
    7.750% due 09/15/12                              700            620
First Security Corp.
    5.875% due 11/01/03                            3,000          2,815
Ford Motor Credit Co.
    6.341% due 03/05/01 (MTN)(b)                   5,000          5,017
    6.304% due 05/21/04 (MTN)(b)                   3,000          2,986
    5.800% due 01/12/09                              400            355
Fugi JGB Investment LLC
    9.870% due 12/31/49 (e)                          450            446
GEO Specialty Chemicals, Inc.
    10.125% due 08/01/08                              45             41
Global Crossing Holdings, Ltd.
    9.125% due 11/15/06                              240            237
    9.625% due 05/15/08                              750            748
Globix Corp.
    13.000% due 05/01/05                              30             30
Gold Eagle Capital, Ltd.
    11.453% due 04/15/01 (b)                         250            249
Golden State Holdings
    7.125% due 08/01/05                            1,515          1,374
Goldman Sachs Group, Inc.
    6.331% due 02/22/02 (MTN)(b)                   5,000          5,002
    7.350% due 10/01/09 (MTN)                        650            635
Grove Holdings, LLC Step Up Bond
   Zero Coupon due 05/01/09 (b)                      250             24
Grove Worldwide, LLC
    9.250% due 05/01/08                              150             44
GS Escrow Corp.
    7.000% due 08/01/03                            1,725          1,596


151 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
GTE Corp.
    6.940% due 04/15/28                              400            362
GTE North, Inc.
    6.900% due 11/01/08                              165            160
Hartford Life, Inc.
    7.650% due 06/15/27                              210            204
Health Care REIT, Inc.
    7.625% due 03/15/08                              500            440
HMH Properties, Inc.
   Series A
    7.875% due 08/01/05                              250            231
Home Interiors & Gifts, Inc.
    10.125% due 06/01/08                              50             43
Horseshoe Gaming Holding Corp.
    8.625% due 05/15/09                              750            722
Household Finance Corp.
    5.875% due 02/01/09                              415            367
Hyperion Telecommunication, Inc.
    12.000% due 11/01/07                              15             16
Imperial Capital Trust I
   Series B
    9.980% due 12/31/26                              250            228
Intermedia Communications, Inc.
    8.600% due 06/01/08                              230            212
   Series B
    8.500% due 01/15/08                              215            196
International Business Machines Corp.
    8.375% due 11/01/19                              700            767
    7.000% due 10/30/25                              115            109
Interpool Capital Trust
   Series B
    9.875% due 02/15/27                              355            270
IPC Information Systems, Inc. Step
   Up Bond
   Zero Coupon due 05/01/08 (b)                       35             27
IT Group, Inc.
   Series B
    11.250% due 04/01/09                              40             39
ITC Deltacom, Inc.
    11.000% due 06/01/07                              35             37
ITT Corp.
    6.250% due 11/15/00                            3,000          2,942
K Mart Funding Corp.
   Series F
    8.800% due 07/01/10                              175            173
Kaufman and Broad Home Corp.
    7.750% due 10/15/04                              325            302
Kroger Co.
    7.250% due 06/01/09                              650            621
LCI International, Inc.
    7.250% due 06/15/07                              710            683
Lear Corp.
    7.960% due 05/15/05                            1,525          1,462
Lehman Brothers Holdings, Inc.
    6.625% due 04/01/04                            1,515          1,467
    7.625% due 06/01/06                              450            446
    6.700% due 11/30/06 (b)                        3,000          2,730
   Series E
    6.904% due 04/02/02 (MTN)(b)                   3,000          3,021
   Series F
    7.000% due 05/15/03 (MTN)                        200            197
Lenfest Communications, Inc.
    8.375% due 11/01/05                              640            651
Level 3 Communications, Inc.
    9.125% due 05/01/08                               55             52
Lockheed Martin Corp.
    6.850% due 05/15/01                            5,000          4,966
    7.950% due 12/01/05                              275            271
Louisiana Land and Exploration Co.
    7.650% due 12/01/23                              398            379
MCI WorldCom, Inc.
    6.125% due 04/15/02 (b)                          605            595
McLeodUSA, Inc.
    8.125% due 02/15/09                              775            723
Merrill Corp.
   Series Unit
    12.000% due 05/01/09                              50             49
Merrill Lynch & Co., Inc.
    6.375% due 10/15/08                            2,000          1,850
    6.875% due 11/15/18                              505            459
Midwest Energy, Inc.
    9.375% due 10/15/29                              100            103
MMI Capital Trust I
   Series B
    7.625% due 12/15/27                            1,300          1,108
Monsanto Co.
    6.600% due 12/01/28                              370            326
Morgan Stanley Dean Witter
   Series C
    5.820% due 06/19/00 (MTN)(b)                   3,000          2,965
Namazu Re, Ltd.
    10.606% due 12/02/04                             250            250
Natexix Ambs Co., LLC
   Series A
    8.440% due 12/29/49 (e)                          400            376
Nationsbank Corp.
    6.800% due 03/15/28                              515            450
News America Holdings, Inc.
    8.875% due 04/26/23                              250            263


                                                       Fixed Income III Fund 152

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Nextel Communications, Inc.
   Zero Coupon due 08/15/04                        1,215          1,251
   Step Up Bond
    10.125 due 01/15/04                              140            145
   Step Up Bond
   Zero Coupon due 09/15/07 (b)                      645            482
    9.950% due 02/15/08                              305            214
Nextlink Communications, Inc.
    10.750% due 11/15/08                           1,000          1,030
    10.750% due 06/01/09                              40             41
   Step Up Bond
   Zero Coupon due 04/15/08 (b)                      575            365
Niagara Mohawk Power Corp.
    8.750% due 04/01/22                              430            426
   Series B
    7.000% due 10/01/00                            2,268          2,267
Norfolk Southern Corp.
    7.050% due 05/01/37                              890            882
North American Van Lines, Inc.
    13.375% due 12/01/09                              60             60
Ocwen Capital Trust
    10.875% due 08/01/27                             250            160
Paine Webber Group, Inc.
    6.450% due 12/01/03                              400            383
    6.375% due 05/15/04                              350            333
Park Place Entertainment Corp.
    7.950% due 08/01/03                              450            446
Paxson Communications Corp.
    11.625% due 10/01/02                             450            465
Petro Stopping Centers
    10.500% due 02/01/07                              40             37
Plains Resources, Inc.
   Series E
    10.250% due 03/15/06                              40             39
PNC Funding Corp.
    7.500% due 11/01/09                               70             69
Premier Parks, Inc. Step Up Bond
   Zero Coupon due 04/01/08 (b)                      350            242
Procter & Gamble Co.
    6.600% due 12/15/04                              700            692
Prudential Insurance Co. of America
    6.875% due 04/15/03                              700            690
    6.375% due 07/23/06                              235            219
Psinet, Inc.
    11.500% due 11/01/08                             125            131
Public Service Co. New Mexico
    7.100% due 08/01/05                              500            482
PX Escrow Corp. Step Up Bond
   Zero Coupon due 02/01/06 (b)                      925            453
Qwest Communications International, Inc.
   Series B
    7.250% due 11/01/08                              170            163
Railworks Corp.
    11.500% due 04/15/09                              60             61
RBF Finance Co.
    11.000% due 03/15/06                              45             48
Republic Services, Inc.
    7.125% due 05/15/09                              250            224
Revlon Consumer Products Corp.
    8.625% due 02/01/08                              725            355
Revlon Worldwide Corp.
   Series B
   Zero Coupon due 03/15/01 (b)                      750            146
Rhythms Netconnections, Inc.
    12.750% due 04/15/09                              40             39
Rose Hills Corp.
    9.500% due 11/15/04                              475            380
Sabreliner Corp.
    11.000% due 06/15/08                              20             16
Saks, Inc.
    7.375% due 02/15/19                              260            220
Salomon, Inc.
    6.356% due 11/28/00                               35             33
Seagate Technology, Inc.
    7.450% due 03/01/37                              680            593
Societe Generale
    7.850% due 04/29/49 (e)                          300            289
Societe Generale Real Estate Co. LLC Series A
    7.640% due 12/29/49                              175            158
Spieker Properties, L.P.
    6.950% due 12/15/02                              500            489
TCI-Communications, Inc.
    6.335% due 09/11/00 (MTN)(b)                   2,000          1,996
Teligent, Inc. Step Up Bond
   Series B
   Zero Coupon due 03/01/08 (b)                       30             18
Tenet Healthcare Corp.
    7.875% due 01/15/03                               50             49
    6.000% due 12/01/05                            1,250          1,009
    7.625% due 06/01/08                              275            255
Time Warner, Inc.
    7.975% due 08/15/04                              375            380
    8.110% due 08/15/06                            1,225          1,261
    8.180% due 08/15/07                              750            771
    7.480% due 01/15/08                               45             44
    6.625% due 05/15/29                            1,200          1,023


153 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Tokai Preferred Capital Co. LLC
    9.980% due 12/29/49 (e)                        1,500          1,481
Toledo Edison Co.
    8.700% due 09/01/02                              500            505
Toll Brothers Corp.
    7.750% due 09/15/07                            1,200          1,125
Transdigm, Inc.
    10.375% due 12/01/08                              50             45
Trenwick Capital Trust I
    8.820% due 02/01/37                              575            452
U.S. Bancorp
   Series J
    6.000% due 05/15/04 (MTN)                        775            735
Union Pacific Corp.
    6.625% due 02/01/08                              500            466
Union Planters Bank
    6.500% due 03/15/18                              400            354
United Rentals, Inc.
   Series B
    8.800% due 08/15/08                               40             37
URS Corp.
   Series B
    12.250% due 05/01/09                              40             41
US Unwired, Inc. Step Up Bond
   Zero Coupon due 11/01/09 (b)                       25             15
US West Capital Funding, Inc.
    6.875% due 08/15/01                            1,600          1,585
    6.875% due 07/15/28                              600            525
Verio, Inc.
    11.250% due 12/01/08                               5              5
    10.625% due 11/15/09                              35             36
Viatel, Inc. Step Up Bond
   Zero Coupon due 04/15/08 (b)                       40             25
Walt Disney Co. Series E
    5.125% due 12/15/03 (MTN)                        825            771
Washington Mutual, Inc.
    7.500% due 08/15/06                              385            381
Waste Management Inc.
    6.875% due 05/15/09                              500            423
    7.000% due 07/15/28                              460            347
Webster Capital Trust I
    9.360% due 01/29/27                              225            213
Wells Fargo & Co.
    6.625% due 07/15/04                            2,000          1,951
Williams Communications Group, Inc.
    10.700% due 10/01/07                             400            420
    10.875% due 10/01/09                              45             46
WRC Media, Inc.
   Series Unit
    12.750% due 11/15/09                              50             50
                                                                -------
                                                                128,455
                                                                -------

Eurodollar Bonds - 7.3%
Argentina, Republic of
    11.786% due 04/10/05 (b)                       2,000          1,835
   Series L
    6.813% due 03/31/05 (b)                           44             40
Asia Pulp & Paper International
   Finance Bond
   Zero Coupon due 07/07/00                          575            523
Bulgaria, Republic of
   Series A
    6.500% due 07/28/24 (b)                           35             28
Bundesrepublik Deutschland
    4.250% due 11/26/04                            1,960          1,927
Citicorp
    6.231% due 06/27/02 (MTN)(b)                   3,000          2,988
Colt Telecom Group PLC
    7.625% due 12/15/09                               30             30
Countrywide Home Loan
    5.250% due 12/15/05                              150             75
Credit Lyonnais
    5.688% due 07/10/00 (b)                        4,000          3,990
Dolphin Telecom PLC Step Up Bond
   Zero Coupon due 06/01/08 (b)                       35             17
Exodus Communications, Inc.
    10.750% due 12/15/09                              15             15
Ford Credit of Canada, Ltd.
    6.280% due 12/16/02 (b)                        5,000          4,981
Ford Motor Credit Co. (b)
    6.311% due 01/17/02                            1,500          1,498
    5.813% due 02/13/03                            2,000          1,993
Global TeleSystems Group, Inc.
    10.500% due 12/01/06                              20             20
Household Bank Nevada NA
    6.410% due 10/22/03 (MTN)(b)                   4,000          3,976
Jazztel PLC
    13.250% due 12/15/09                              35             36
Kappa Beheer BV
    10.625% due 07/15/09                              20             21
Merita Bank, Ltd.
    7.150% due 12/29/49 (e)                        1,200          1,160
Morgan Stanley Dean Witter
    6.308% due 03/11/03 (MTN)(b)                   2,000          1,996
Nacional Financiera SNC
    8.000% due 06/19/00                              420            421


Fixed Income III Fund 154

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Netia Holdings II BV
    13.500% due 06/15/09                              10             10
North America Capital Corp.
    8.250% due 11/17/03                               90            146
NTL Communications Corp.
    9.250% due 11/15/06                               35             35
Ono Finance PLC
    13.000% due 05/01/09                              80             85
Panama, Republic of Step Up Bond
    4.500% due 07/17/14                               25             20
Peru, Republic of
    4.250% due 03/07/17                               35             24
Poland, Republic of
   Step Up Bond
    4.000% due 10/27/24 (b)                        1,250            819
PTC International Finance II
    11.250% due 12/01/09                              45             45
SCL Term Aereo Santiago SA
    6.950% due 07/01/12                            2,000          1,749
Skandinaviska Enskilda Banken (e)
    8.125% due 09/06/49                              475            449
    6.500% due 12/29/49                            1,050            980
Tele1 Europe BV
    11.875% due 12/01/09                              30             31
Tyco International Group SA
    6.875% due 09/05/02                            1,525          1,504
United Pan-Europe
    10.875% due 11/01/07                              25             26
Upm-Kymmene Corp.
    7.450% due 11/26/27                              750            680
Versatel Telecom International NV
    11.875% due 07/15/09                              15             16
Viatel, Inc.
    11.500% due 03/15/09                              15             15
Worldwide Fiber, Inc.
    12.000% due 08/01/09                              45             45
                                                                 ------
                                                                 34,249
                                                                 ------

Mortgage-Backed Securities - 47.0%
Bear Stearns Mortgage Securities Inc.
   Series 1998-2 Class B
    6.750% due 04/30/30 (b)                        1,477          1,386
Chase Commercial Mortgage Securities
   Corp.
   Series 1997-2 Class D
    6.600% due 12/19/07                            1,325          1,190
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 1999-C1 Class A2
    7.290% due 09/15/09 (b)                          370            362
DLJ Mortgage Acceptance Corp.
   Series 1996-CF2 Class A1B
    7.290% due 11/12/21                            1,525          1,509
   Series 1996-Q5 Class A1
    6.125% due 06/01/26 (b)                          679            672
Federal Home Loan Mortgage Corp.
    7.500% 15 Year TBA (d)                         2,000          1,977
    8.000% 15 Year TBA (d)                         3,250          3,269
    6.000% 30 Year Gold TBA (d)                    3,200          2,929
    6.500% 30 Year Gold TBA (d)                    8,270          7,797
    7.500% 30 Year TBA (d)                        10,350         10,230
   Series 1037, Class Z
    9.000% due 02/15/21                              693            714
   Series 2006 Class B
    6.500% due 08/15/23                            4,546          4,482
Federal Home Loan Mortgage Corp.
   Participation Certificate
    7.000% due 2009                                  284            282
    8.500% due 2017                                  595            608
    8.500% due 2025                                  336            345
    7.500% due 2026                                    1              1
    8.500% due 2027                                1,589          1,632
    6.500% due 2028                                   40             38
    6.000% due 2029                                3,623          3,316
    6.500% due 2029                               11,084         10,450
Federal Home Loan Mortgage Corp.
    8.000% 30 Year TBA Gold (d)                      680            687
Federal National Mortgage Association
    6.500% due 08/15/04                              250            247
    6.000% 30 Year TBA (d)                         7,500          6,855
    7.500% 30 Year TBA (d)                         3,550          3,510
    6.000% due 2003                                  177            173
    10.000% due 2005                                 113            117
    7.000% due 2014                                3,009          2,974
    7.575% due 2024 (b)                               59             60
    7.037% due 2026 (b)                            2,255          2,329
    6.000% due 2028                                  512            468
    6.000% due 2029                               11,795         10,789
    6.500% due 2029                               18,315         17,256
   Series 1997-77 Class G
    6.500% due 05/18/23                            2,278          2,245
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
    8.000% due 11/25/21                            1,867          1,825
First Union Lehman Brothers
   Commercial Mortgage Trust
   Pass-Thru Certificates
   Series 1997-C1 Class D
    7.500% due 10/18/08                              300            285


155 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1997-C1 Class A2
    6.850% due 09/15/06 (b)                          200            195
   Series 1998-C2 Class A1
    6.150% due 11/15/07                            1,854          1,770
Government National Mortgage
   Association
    6.000% due 02/20/27                               96             97
    6.000% 30 Year TBA (d)                         1,450          1,319
    6.500% 30 Year TBA (d)                        28,960         27,177
    7.000% 30 Year TBA (d)                        20,790         20,055
    8.000% 30 Year TBA (d)                         5,800          5,858
    9.000% due 2017                                2,486          2,623
    6.125% due 2023 (b)                              880            894
    6.750% due 2023 (b)                              329            332
    6.125% due 2024 (b)                            2,263          2,300
    6.750% due 2024 (b)                            2,152          2,171
    7.500% due 2024                                  292            290
    6.375% due 2025 (b)                              435            441
    6.750% due 2025 (b)                               75             75
    7.000% due 2025                                1,022            991
    8.000% due 2025                                  566            572
    7.000% due 2026 (b)                            2,845          2,823
    8.000% due 2026                                  425            430
    6.125% due 2027 (b)                              319            324
    6.375% due 2027 (b)                            1,852          1,880
    6.750% due 2027 (b)                            2,279          2,296
    7.000% due 2027                                2,339          2,261
    6.375% due 2028 (b)                               98             99
    6.500% due 2028                                2,077          1,951
    7.000% due 2028                                5,312          5,129
    7.500% due 2029 (b)                            4,262          4,215
    8.000% due 2029 (b)                            9,674          9,771
Government National Mortgage
   Association Pass-thru Certificate
   Series 1999-43 Class UD
    2.219% due 11/16/29 (b)                        2,350            109
   Series 1999-44 Class SA
    2.750% due 12/16/29                            1,850            118
Heller Financial Commercial Mortgage
   Asset Co.
   Series 1999-PH1 Class A2
    6.847% due 05/15/31                              680            652
Merrill Lynch Mortgage Investors, Inc.
   Series 1995-C2 Class D
    7.681% due 06/15/21 (b)                        1,319          1,303
Morgan Stanley Capital I, Inc.
   Series 1998-XL1 Class A3
    6.480% due 05/03/08                            1,550          1,464
Norwest Asset Securities Corp.
   Series 1997-21 Class A2
    7.000% due 01/25/28                            2,328          2,284
   Series 1999-2 Class A16
    6.500% due 02/25/29                            2,000          1,794
Prudential Securities Secured
   Financing Corp.
   Series 1999-C2 Class A2
    7.193% due 04/15/09                              755            737
Residential Funding Mortgage
   Securities I, Inc.
   Series 1998-S13 Class A21
    6.750% due 06/25/28                            4,600          4,205
Residential Funding Mortgage
   Securities II
   Series 1997-HS5 Class M1
    7.010% due 05/25/27                            1,368          1,328
Resolution Trust Corp.
   Series 1994 - C2 Class G
    8.000% due 04/25/25                              252            240
   Series 1994-1 Class M-2
    7.750% due 09/25/29                              366            363
Resolution Trust Corp. Mortgage
   Pass-thru Certificate
   Series 1995-1, Class 2-C
    7.500% due 10/25/28 (b)                            3              3
Salomon Brothers Mortgage
   Securities VII
   Series 1999-NC3 Class A
    5.940% due 06/25/29 (b)                        4,578          4,578
Salomon Brothers Mortgage
   Securities VII, Inc. Mortgage
   Pass-thru Certificate
   Series 1994-16 Class A
    8.384% due 11/25/24 (b)                          216            220
                                                                -------
                                                                220,746
                                                                -------

Non-US Bonds - 0.4%
Argentina, Republic of
   Series PRE1
   Zero Coupon due 04/01/01                 ARS      100             40
Citicorp
    5.500% due 06/30/10                     EUR      190             93
Coca Cola Enterprises PLC
    6.750% due 03/12/08 (MTN)               GBP       70            111
Energis PLC
    9.500% due 06/15/09                     GBP       25             42
Greece, Republic of
    6.500% due 01/11/14                     GRD    4,500             14
Lesotho Highlands Water
    13.000% due 09/15/10                    ZAR      850            129


                                                       Fixed Income III Fund 156

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
New Zealand, Government of
    10.000% due 03/15/02                    NZD      600            335
   Series 403
    5.500% due 04/15/03                     NZD      600            300
Nykredit
    6.000% due 10/01/29                     DKK    1,200            151
Pannon Finance BV
    7.750% due 08/03/04                     EUR       35             37
Polestar Corp.
    10.500% due 05/30/08                    GBP        5              8
Rabobank
    42.300% due 11/02/00                    TRL  111,826            227
    42.800% due 12/18/00                    TRL    7,970             15
Spintab AB
    7.500% due 06/15/04                     SEK      600             74
Stadshypotek AB
    3.500% due 09/15/04                     SEK    1,000            106
Telewest Communication PLC Step Up
   Bond
   Zero Coupon due 04/15/09                 GBP       15             15
TM Group Holdings PLC
    12.250% due 05/15/08                    GBP       10             16
Unikredit
7.000% due 10/01/29                         DKK    2,880            385
                                                               --------
                                                                  2,098
                                                               --------

United States Government
Agencies - 1.9%
Federal Home Loan Bank Corp.
   Discount Note
    5.811% due 11/03/00                             170            162
Federal Home Loan Mortgage Corp.
    5.750% due 03/15/09                            6,795          6,207
Federal National Mortgage Association
    5.125% due 02/13/04                              725            682
    5.625% due 05/14/04                              500            478
Federal National Mortgage Association
   Zero Coupon due 06/01/17                        5,350          1,555
                                                               --------
                                                                  9,084
                                                               --------

United States Government
Treasuries - 9.9%
United States Treasury Bond
   Principal Strip
    9.125% due 05/15/18                            1,266            366
    8.000% due 11/15/21                            2,549            589
United States Treasury Bonds
    11.250% due 02/15/15                           1,000          1,414
    8.750% due 08/15/20                              450            545
    8.125% due 05/15/21                            1,375          1,576
    6.625% due 02/15/27                            2,000          1,982
    6.125% due 08/15/29                            2,567          2,447
United States Treasury
   Interest Only Strips
    37.234% due 02/15/15                           3,180          1,137
United States Treasury Notes
    4.625% due 11/30/00                            2,750          2,714
    6.250% due 04/30/01                              625            625
    5.625% due 09/30/01                            4,095          4,054
    6.625% due 04/30/02                            1,125          1,134
    3.625% due 07/15/02                            1,600          1,584
    5.750% due 11/30/02                            1,025          1,010
    6.000% due 08/15/04                            4,408          4,339
    7.875% due 11/15/04                              625            661
    7.500% due 02/15/05                            6,300          6,571
    3.375% due 01/15/07                            3,467          3,266
    3.625% due 01/15/08                            2,295          2,185
    3.875% due 01/15/09                            2,825          2,730
    6.000% due 08/15/09                            4,713          4,566
United States Treasury Interest Strip
   Zero Coupon due 02/15/07                          525            328
United States Treasury Interest Strips
    5.780% due 05/15/09                            1,306            697
                                                               --------
                                                                 46,520
                                                               --------

Yankee Bonds - 2.4%
Abbey National PLC
    7.950% due 10/26/29                              380            378
Amatek Industries Pty, Ltd.
    12.000% due 02/15/08                              55             51
Amvescap PLC
    6.600% due 05/15/05                              875            785
Asia Pulp & Paper Finance IX, Ltd.
    9.060% due 10/04/01                            1,000            830
Colt Telecom Group PLC Step Up Bond
   Zero Coupon due 12/15/06 (b)                      500            440
Edperbrascan Corp.
    7.125% due 12/16/03                              775            743
Empresa Nacional de Electric
    7.750% due 07/15/08                              205            194
Glencore Nickel Party, Ltd.
    9.000% due 12/01/14                              250            209
Grupo Televisa SA Step Up Bond
    13.250% due 05/15/08 (b)                         950            867
Hyundai Semiconductor America, Inc.
    8.625% due 05/15/07                              280            232
Korea Electric Power Corp.
    7.000% due 02/01/27                              215            199
Mexico (United Mexican States)
    6.903% due 12/31/19 (b)                        3,000          2,809
National Power Corp.
    9.625% due 05/15/28                               60             53


157 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
National Westminster Bank PLC
    7.750% due 04/29/49 (e)                          475            456
Peru, Republic of
    6.813% due 03/08/27 (b)                           25             18
Quebec, Province of
    7.500% due 09/15/29                              400            388
Royal Caribbean Cruises, Ltd.
    7.500% due 10/15/27                            1,325          1,187
RSL Communications PLC
    12.000% due 11/01/08                             100            101
RSL Communications PLC Step Up Bond
   Zero Coupon due 03/01/08 (b)                      375            233
St. George Bank, Ltd.
    7.150% due 10/01/05                              775            743
Wolters Kluwer
    5.500% due 09/22/06                              160            159
                                                               --------
                                                                 11,075
                                                               --------

Total Long-Term Investments
(cost $494,531)                                                 484,326
                                                               --------

                                            Notional
                                          Amount (000)
                                                $
                                         --------------
Options Purchased - 0.0%
United States Treasury Bills
    Mar 100.77 Call                                3,500              2
    May 100.66 Call                                3,100              8
United States Treasury Notes
    Feb 99.21 Call                                 1,780              3
    Feb 98.73 Call                                 1,979              5
                                                              ---------

Total Options Purchased
(cost $149)                                                          18
                                                              ---------

                                            Number of
                                             Shares
                                            ---------
Preferred Stocks - 0.6%
American Restaurant Group, Inc.                       --              8
Australia & New Zealand Banking
   Group, Ltd.                                         7            180
California Federal Preferred Capital Corp.            19            423
Equity Office Properties Trust
   Series B                                           15            585
Granite Broadcasting Corp.                            --             26
Paxson Communications Corp.                           --            326
Pinto Totta International
   Finance, Ltd.                                       1          1,112
                                                              ---------

Total Preferred Stocks
(cost $2,992)                                                     2,660
                                                              ---------
Short-Term Investments - 16.0%
American Express Credit Corp. 1&2
    5.150% due 01/19/00 (a)                        2,300          2,273
Bank of Tokyo Mitsubishi, Ltd.
    5.937% due 02/18/00 (a)                        4,000          4,000
Citibank LTN Linked BRL Note
   Zero Coupon due 03/16/00
   (a)(f)(g)                                          40             42
Citibank Service Time Deposit
   Zero Coupon 02/22/00 (a)                           70             71
Federal Home Loan Bank Corp.
   Discount Note
    5.480% due 02/04/00 (a)                          360            355
Federal Home Loan Mortgage Corp.
   Discount Note
    5.170% due 01/21/00 (a)                          725            723
    5.480-5.600% due 01/25/00 (a)                  5,860          5,838
    5.700% due 01/31/00 (a)                          100            100
    5.760% due 03/27/00                               30             30
Federal Home Loan Mortgage Corp.
   Discount Notes
    5.750% due 03/20/00                              100             99
    5.630% due 05/31/00                              100             98
Federal Home Loan Mortgage
   Discount Notes
    5.510% due 01/14/00 (a)                          300            297
Federal National Mortgage
   Association Discount Note
    5.580% due 01/19/00 (a)                          750            748
Federal National Mortgage
   Association Discount Notes
    5.750% due 02/03/00 (a)                          332            327
    5.710% due 02/07/00 (a)                          145            143
    5.610% due 02/14/00 (a)                          135            134
    5.635% due 03/02/00                              127            126
    5.615% due 03/09/00 (f)                           50             49
    5.750% due 04/12/00                              115            113
    5.710% due 05/03/00                              150            147
    5.795% due 05/04/00 (a)                          340            333
    5.470% due 05/11/00                              100             98
    5.891% due 10/27/00                              242            230
Ford Motor Credit Co.
   Zero Coupon due 01/19/00 (a)                      500            494
Frank Russell Investment Company
   Money Market Fund,
   due on demand (a)                              45,483         45,483
General Electric Capital Corp.
   Discount Note
    5.950% due 01/19/00 (a)                        1,309          1,293
General Motors Acceptance Corp.
    5.950% due 01/19/00                            2,309          2,302


                                                       Fixed Income III Fund 158

Fixed Income III Fund

                                                               December 31, 1999

                                                 Principal         Market
                                                  Amount           Value
                                                   (000)           (000)
                                                     $               $
                                                  -------         --------
Household Finance Corp.
    6.000% due 01/19/00 (a)                        2,003          1,997
Houston Industries Finance Co.
   Commercial Paper
    6.500% due 01/19/00 (a)                        2,000          1,978
Morgan Stanley Dean Witter
    5.980% due 01/19/00 (a)                        2,250          2,243
Peru Central Bank
    17.250% due 02/18/00 (a)                         200             57
United States Treasury Bills
    4.710% due 02/17/00 (f)                           25             25
United States Treasury Notes
    5.500% due 02/29/00 (a)(f)                       820            820
US West Capital Funding Commercial
   Paper Discount Note
    5.957% due 03/24/00                            2,000          1,998

Total Short-Term Investments
(cost $74,772)                                                   75,064

                                               Number of
                                                Shares
                                               ---------
Warrants - 0.0%
American Mobile Satellite Corp.                       --              1
                                                              ---------
Total Warrants
(cost $1)                                                             1
                                                              ---------
Total Investments - 119.7%
(cost $572,444)                                                 562,069

Other Assets and Liabilities,
Net - (19.7%)                                                   (92,434)
                                                              ---------
Net Assets - 100.0%                                             469,635
                                                              =========

*     Each contract represents $100,000 notional value.
(a)   At amortized cost, which approximates market.
(b)   Adjustable or floating rate security.
(c)   Nonincome-producing security.
(d)   Forward commitment.
(e)   Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g)   Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Columbian peso
CZK - Czech koruna
DKK - Danish krone
EUR - Euro currency
GBP - British pound sterling
GRD - Greek drachma
HUF - Hungarian forint
IDR - Indonesian rupah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
SEK - Swedish krona
SKK - Slovakian koruna
THB - Thailand baht
TRL - Turkish lira
USD - U.S. dollar

See accompanying notes which are an integral part of the financial statements.


159 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

                                                               Unrealized
                                                  Number       Appreciation
                                                    of        (Depreciation)
                                                 Contracts        (000)
                                                 ---------    -------------
Futures Contracts

Long Positions
Eurodollar
   expiration date 09/00                              63      $    (114)
   expiration date 12/00                              51            (60)
United States Treasury Notes 10 Year Futures
   expiration date 03/00                             327           (541)
Short Positions
United States Treasury Bond Futures
   expiration date 03/00                               4              8
United States Treasury 10 Year Futures
   expiration date 03/00                              10             22
United States Treasury 5 Year Futures
   expiration date 03/00                              11             13
                                                              ---------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                     $    (672)
                                                              =========

                                                 Notional        Market
                                                  Amount         Value
                                                   (000)         (000)
                                                     $             $
                                                  -------       --------
Options Written

Eurodollar Mid Curve 1 Year Futures*
   Dec 93.50 Put                                     115             68
Eurodollar Futures*
   Dec 93.50 Put                                      30             18
Government National Mortgage Association*
   Feb 97.98 Call                                  2,580              8
   Feb 97.61 Call                                  2,800             10
United States Treasury Bills*
   Mar 104.77 Call                                 3,500             --
   May 104.66 Call                                 3,100              1
   Mar 96.66 Put                                   3,500             33
   May 97.28 Put                                   3,100             53
United States Treasury Bonds*
   Feb 93.84 Put                                   2,300            129
   Feb 93.80 Put                                   2,300            128
United States Treasury Bond Futures*
   Feb 98.00 Call                                     95              6
   Jan 91.00 Put                                      95             32
                                                              ---------
Total Liability for Options Written
   (premium received $314)                                          486
                                                              =========

See accompanying notes which are an integral part of the financial statements.


                                                       Fixed income III Fund 160

Fixed Income III Fund

                                                               December 31, 1999

Forward Foreign Currency Exchange Contracts

                                                             Unrealized
 Contracts to           In Exchange                         Appreciation
   Deliver                  For             Settlement      (Depreciation)
    (000)                  (000)               Date             (000)
--------------        --------------        ----------    ----------------
USD        115        ARS        118         04/17/00            $1
USD        150        ARS        155         05/03/00             3
USD         55        BRL        101         01/24/00             1
USD         50        BRL         99         02/14/00             4
USD         20        BRL         41         06/05/00             2
USD        140        CLP     77,875         02/02/00             6
USD         35        CNY        293         02/22/00            --
USD         35        CNY        293         02/28/00            --
USD         23        CNY        193         03/03/00            --
USD         14        CNY        117         03/03/00            --
USD         25        COP     47,575         01/11/00            --
USD        135        COP    260,820         02/07/00             2
USD        119        CZK      4,176         02/08/00            (3)
USD         11        EUR         11         01/21/00            --
USD          8        EUR          8         01/21/00            --
USD         15        EUR         15         01/21/00            (1)
USD         17        EUR         16         01/21/00            (1)
USD         17        EUR         16         01/21/00            (1)
USD          5        EUR          5         01/21/00            --
USD         43        EUR         42         01/21/00            --
USD         86        EUR         85         01/21/00            --
USD         40        HUF     10,275         03/03/00            --
USD        215        HUF     54,191         05/04/00            (6)
USD         50        IDR    341,500         01/24/00            (1)
USD         13        IDR     88,335         02/15/00            --
USD         38        IDR    271,080         02/15/00            --
USD         12        IDR     88,440         03/03/00             1
USD         12        IDR     85,560         03/20/00            --
USD         30        IDR    213,090         03/20/00            --
USD         64        ILS        277         06/06/00             1
USD        140        INR      6,132         01/13/00             1
USD          8        JPY        855         01/21/00            --
USD         29        KES      2,168         03/27/00            --
USD        105        KRW    124,793         01/26/00             5
USD         38        KRW     44,052         03/03/00             1
USD         30        KRW     34,350         03/09/00            --
USD         85        MXN        850         05/17/00             1
USD         20        MXN        209         10/03/00            --
USD        170        MXN      1,860         11/08/00             6
USD         27        MXN        290         12/29/00            --
USD         28        MXN        304         12/29/00            --
USD         81        PEN        290         02/08/00             1
USD        245        PHP      9,910         02/07/00            --
USD        120        PLN        534         05/04/00             5
USD        120        PLN        522         02/04/00             5
USD        212        SKK      8,941         02/04/00            (1)
USD         35        SKK      1,470         02/14/00            --
USD         30        THB      1,158         02/17/00             1
USD         25        THB        966         03/17/00             1
USD         40        THB      1,521         03/21/00            --
ARS         35        USD         35         02/04/00            --
COP     65,695        USD         35         01/11/00            --
COP     66,320        USD         35         02/07/00            --
DKK      3,998        USD        547         01/21/00             6
EUR         74        USD         75         01/21/00            --
EUR        137        USD        145         01/21/00             7
EUR        126        USD        133         01/21/00             6
EUR        159        USD        168         01/21/00             7
EUR         40        USD         42         01/21/00             2
EUR        380        USD        400         01/21/00            17
EUR         20        USD         21         01/21/00            --
EUR         36        USD         38         01/21/00             1
EUR         28        USD         29         01/21/00             1
EUR         44        USD         46         01/21/00             1
EUR        270        USD        280         01/21/00             8
EUR         10        USD         10         01/21/00            --
EUR         19        USD         20         01/21/00            --
EUR        525        USD        537         01/21/00             7
EUR         79        USD         80         01/21/00             1
EUR         16        USD         16         01/21/00            --
EUR         28        USD         28         01/21/00            --
EUR         15        USD         15         01/21/00            --
EUR         30        USD         31         01/21/00             1
EUR         30        USD         31         01/21/00            --
EUR      2,055        USD      2,106         01/21/00            33
EUR        111        USD        113         01/21/00             1
EUR          5        USD          5         01/21/00            --
EUR         13        USD         13         01/21/00            --
EUR        200        USD        212         02/04/00            10
EUR        113        USD        119         02/08/00             5
EUR         33        USD         35         02/14/00             1
EUR         10        USD         10         02/24/00            --
GBP          9        USD         15         01/21/00            --
GBP         73        USD        117         01/21/00            --
GBP         92        USD        147         01/21/00            (2)
GBP         27        USD         43         01/21/00            --
GBP         20        USD         32         01/21/00            --
GBP          5        USD          8         01/21/00            --
GRD      3,347        USD         10         02/24/00            --
GRD     77,997        USD        242         11/06/00            (8)
JPY      3,206        USD         31         01/21/00            (1)
JPY      7,183        USD         70         01/21/00            (1)
JPY      1,241        USD         12         01/21/00            --
JPY        722        USD          7         01/21/00            --
JPY      1,110        USD         11         01/21/00            --
JPY        477        USD          5         01/21/00            --
JPY      1,146        USD         11         01/21/00            --
JPY        951        USD          9         01/21/00            --
JPY      1,615        USD         16         01/21/00            --
JPY      1,232        USD         12         01/21/00            --
MXN        360        USD         36         05/17/00            (1)
MXN        490        USD         49         05/17/00            --

See accompanying notes which are an integral part of the financial statements.


161 Fixed Income III Fund

Fixed Income III Fund

                                                               December 31, 1999

Forward Foreign Currency Exchange Contracts

                                                             Unrealized
 Contracts to           In Exchange                         Appreciation
   Deliver                  For             Settlement      (Depreciation)
    (000)                  (000)               Date             (000)
--------------        --------------        ----------    ----------------
MXN        300        USD         29         11/08/00         $     --
PHP      1,068        USD         26         02/07/00               --
PLN        135        USD         31         02/04/00               (1)
PLN        130        USD         30         02/04/00               (1)
SEK      1,568        USD        186         01/21/00                2
                                                              --------
                                                              $    136
                                                              ========

See accompanying notes which are an integral part of the financial statements.


                                                      Fixed Income III Fund  162

Fixed Income III Fund

Statements of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $572,444) ......................               $ 562,069
Unrealized appreciation on forward foreign currency exchange contracts                      164
Receivables:
   Dividends and interest .............................................                   4,733
   Investments sold (regular settlement) ..............................                   5,776
   Investments sold (delayed settlement) ..............................                   4,506
   Fund shares sold ...................................................                   1,001
   Daily variation margin on futures contracts ........................                       9
Prepaid expenses ......................................................                       2
                                                                                      ---------
      Total assets ....................................................                 578,260

Liabilities
Payables:
   Investments purchased (regular settlement) .........................   $   9,005
   Investments purchased (delayed settlement) .........................      97,009
   Fund shares redeemed ...............................................       1,830
   Accrued fees to affiliates .........................................          54
   Other accrued expenses .............................................          68
   Daily variation margin on futures contracts ........................         145
Unrealized depreciation on forward foreign currency exchange contracts           28
Options written, at market value (premiums received $314) .............         486
                                                                          ---------
      Total liabilities ...............................................                 108,625
                                                                                      ---------
Net Assets ............................................................               $ 469,635
                                                                                      =========
Net Assets Consist of:
Accumulated distributions in excess of net investment income ..........               $    (115)
Accumulated distributions in excess of net realized gain ..............                 (19,629)
Unrealized appreciation (depreciation) on:
   Investments ........................................................                 (10,375)
   Futures contracts ..................................................                    (672)
   Options written ....................................................                    (172)
   Foreign currency-related transactions ..............................                     140
Shares of beneficial interest .........................................                     490
Additional paid-in capital ............................................                 499,968
                                                                                      ---------
Net Assets ............................................................               $ 469,635
                                                                                      =========
Net Asset Value, offering and redemption price per share:
   Class E ($2,367,173 divided by 246,354 shares of $.01 par value
      shares of beneficial interest outstanding) ......................               $    9.61
                                                                                      =========
   Class I ($467,268,109 divided by 48,733,819 shares of $.01 par value
      shares of beneficial interest outstanding) ......................               $    9.59
                                                                                      =========

See accompanying notes which are an integral part of the financial statements.


163 Fixed Income III Fund

Fixed Income III Fund

Statements of Operations

Amounts in thousands (except per share amounts)     Year Ended December 31, 1999

Investment Income
   Interest ............................................               $ 27,352
   Dividends from Money Market Fund ....................                  3,118
   Dividends ...........................................                    527
                                                                       --------
      Total investment income ..........................                 30,997

Expenses
   Advisory fees .......................................   $  2,287
   Administrative fees .................................        235
   Custodian fees ......................................        308
   Transfer agent fees .................................        272
   Professional fees ...................................         25
   Registration fees ...................................         90
   Shareholder servicing fees - Class E ................          4
   Trustees' fees ......................................          5
   Miscellaneous .......................................         33
                                                           --------
      Total expenses ...................................                  3,259
                                                                       --------
Net investment income ..................................                 27,738
                                                                       --------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................    (16,568)
   Futures contracts ...................................     (2,106)
   Options written .....................................        183
   Foreign currency-related transactions ...............         19     (18,472)
                                                           --------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................    (10,588)
   Futures contracts ...................................       (178)
   Options written .....................................       (330)
   Foreign currency-related transactions ...............        146     (10,950)
                                                           --------    --------
Net realized and unrealized gain (loss) ................                (29,422)
                                                                       --------
Net increase (decrease) in net assets from operations ..               $ (1,684)
                                                                       ========

See accompanying notes which are an integral part of the financial statements.


                                                       Fixed Income III Fund 164

Fixed Income III Fund

Statements of Changes in Net Assets


Amounts in thousands (except per share amounts)                                 Years Ended December 31, 1999
Increase (Decrease) in Net Assets                                                      1999         1998
                                                                                    ---------    ---------
Operations
   Net investment income ........................................................   $  27,738    $  26,279
   Net realized gain (loss) .....................................................     (18,472)       9,736
   Net change in unrealized appreciation (depreciation) .........................     (10,950)      (6,742)
                                                                                    ---------    ---------
      Net increase (decrease) in net assets from operations .....................      (1,684)      29,273
                                                                                    ---------    ---------
Distributions
   From net investment income
      Class E ...................................................................        (107)          --
      Class I ...................................................................     (28,340)     (26,641)
   From net realized gain
      Class I ...................................................................          --      (11,870)
                                                                                    ---------    ---------
         Net decrease in net assets from distributions ..........................     (28,447)     (38,511)
                                                                                    ---------    ---------
Share Transactions
   Net increase (decrease) in net assets from share transactions ................      37,576       88,995
                                                                                    ---------    ---------

Total net increase (decrease) in net assets .....................................       7,445       79,757

Net Assets
   Beginning of period ..........................................................     462,190      382,433
                                                                                    ---------    ---------
   End of period (including accumulated distributions in excess of net investment
      income of $115 and $145, respectively) ....................................   $ 469,635    $ 462,190
                                                                                    =========    =========

See accompanying notes which are an integral part of the financial statements.


165 Fixed Income III Fund

Fixed Income III Fund

Financial Highlights - Class E

The following table includes date for a share outstanding throughout the perioud and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------
Net Asset Value, Beginning of Period .............................    $   10.12

Income From Operations
   Net investment income (a) .....................................          .35
   Net realized and unrealized gain (loss) .......................         (.43)
                                                                      ---------

      Total income from operations ...............................         (.08)
                                                                      ---------

Distributions
   From net investment income ....................................         (.43)
                                                                      ---------

Net Asset Value, End of Period ...................................    $    9.61
                                                                      =========

Total Return (%)(b) ..............................................         (.83)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        2,367

   Ratios to average net assets (%)(c):
      Operating expenses .........................................          .94
      Net investment income ......................................         5.63

   Portfolio turnover rate (%) ...................................       131.38

*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                       Fixed Income III Fund 166

Fixed Income III Fund

Financial Highlights - Class I

The following table includes date for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        Years Ended December 31,
                                              -----------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ......   $     10.22    $     10.42    $     10.17    $     10.34    $      9.37
                                              -----------    -----------    -----------    -----------    -----------
Income From Operations
   Net investment income (a) ..............           .59            .62            .63            .64            .67
   Net realized and unrealized gain (loss)           (.62)           .08            .32           (.16)           .97
                                              -----------    -----------    -----------    -----------    -----------
      Total income from operations ........          (.03)           .70            .95            .48           1.64
                                              -----------    -----------    -----------    -----------    -----------
Distributions
   From net investment income .............          (.60)          (.62)          (.64)          (.65)          (.67)
   From net realized gain .................            --           (.28)          (.06)            --             --
                                              -----------    -----------    -----------    -----------    -----------
      Total distributions .................          (.60)          (.90)          (.70)          (.65)          (.67)
                                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period ............   $      9.59    $     10.22    $     10.42    $     10.17    $     10.34
                                              ===========    ===========    ===========    ===========    ===========

Total Return (%) ..........................          (.29)          6.80           9.64           4.88          17.99

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       467,268        462,190        382,433        292,077        252,465

   Ratios to average net assets (%):
      Operating expenses, net .............           .69            .67            .70            .73            .61
      Net investment income ...............          5.91           5.91           6.13           6.32           6.83

   Portfolio turnover rate (%) ............        131.38         342.49         274.84         144.26         141.37

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


167 Fixed Income III Fund

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements

December 31, 1999

1.    Organization

      Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios (one of which has not yet commenced operations), referred to as "Funds." These financial statements report on ten Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

      On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund to form the new Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

      In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 1999:

                                     Undistributed             Accumulated Net           Additional
                                 Net Investment Income      Realized Gain (Loss)       Paid-in Capital
                                 ---------------------      --------------------       ---------------
      Short Term Bond Fund       $              42,226      $        (9,588,387)       $     9,546,161

2.    Significant Accounting Policies

      The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

      Security valuation: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

      International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

      Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

      The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.


                                               Notes to Financial Statements 168

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

      It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Funds listed below incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ended December 31, 2000.

                                                                    Deferred Net
                                                                      Realized
                                                                       Capital
                                                                       Losses
                                                                    ------------
      Equity III                                                     $  611,502
      Real Estate Securities                                          4,344,347
      Short Term Bond                                                   283,698
      Fixed Income I                                                  2,276,877
      Fixed Income III                                                5,268,225

      At December 31, 1999, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                  12/31/01        12/31/02        12/31/03       12/31/04
                               ------------    ------------    ------------    ------------
      Emerging Markets         $         --    $         --    $ (2,887,175)   $   (348,806)
      Real Estate Securities             --              --              --              --
      Short Term Bond            (4,813,748)     (5,161,817)     (2,834,049)     (1,947,924)
      Fixed Income I                     --              --              --              --
      Fixed Income III                   --              --              --              --

                                  12/31/05        12/31/06        12/31/07        Totals
                               ------------    ------------    ------------    ------------
      Emerging Markets         $         --    $(56,335,865)   $(26,958,651)   $(86,530,497)
      Real Estate Securities             --      (2,695,613)    (22,446,311)    (25,141,924)
      Short Term Bond              (574,853)        (51,911)     (3,470,874)    (18,855,176)*
      Fixed Income I                     --              --     (13,116,706)    (13,116,706)
      Fixed Income III                   --              --     (12,609,539)    (12,609,539)

      * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (see Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

      The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999 are as follows:

                                                                                         Net
                                                     Gross            Gross           Unrealized
                                 Federal Tax      Unrealized        Unrealized       Appreciation
                                    Cost         Appreciation     (Depreciation)    (Depreciation)
                               --------------   --------------   ---------------   ---------------
      Equity I                 $1,211,394,863   $  525,817,060   $  (51,703,511)   $  474,113,549
      Equity II                   619,601,420      203,528,394      (37,341,201)      166,187,193
      Equity III                  158,918,361       27,381,819      (10,095,445)       17,286,374
      Equity Q                    959,812,784      484,428,503      (49,813,225)      434,615,278
      International               958,762,168      373,188,309      (42,417,844)      330,770,465
      Emerging Markets            337,556,870      126,184,485      (25,902,585)      100,281,900
      Real Estate Securities      611,206,956       48,343,981      (65,446,544)      (17,102,563)
      Short Term Bond             460,574,009          129,003       (6,128,457)       (5,999,454)
      Fixed Income I            1,205,608,268        1,781,705      (37,806,736)      (36,025,031)
      Fixed Income III            574,824,277        2,283,315      (15,038,007)      (12,754,692)


169 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      Dividends and distributions to shareholders: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

      The following reclassifications have been made to reflect activity for the year ended December 31, 1999:

                           Undistributed       Accumulated
                           Net Investment      Net Realized        Additional
                               Income           Gain (Loss)      Paid-in Capital
                           --------------      ------------      ---------------
      Equity I              $   588,081        $  (588,081)       $        --
      Equity II                   1,127             (1,127)                --
      Equity III                (85,240)           167,887            (82,647)
      Equity Q                1,035,508         (1,035,508)                --
      International             441,221           (466,045)            24,824
      Emerging Markets       (1,011,035)         1,032,522            (21,487)
      Short Term Bond           (18,986)        (9,054,390)         9,073,376
      Fixed Income I            394,276           (394,276)                --
      Fixed Income III          739,287            (27,888)          (711,399)

      Expenses: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/ or Classes based on their relative net assets.

      Foreign currency translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

      Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period- end, as a result of changes in the exchange rates.

      It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.


                                               Notes to Financial Statements 170

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

      The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

      Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency- denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1999, are presented on the Statement of Net Assets for the applicable Funds.

      Forward commitments: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Investment in emerging markets: Investing in Emerging Markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

      Options: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.


171 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

      The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

      Futures Contracts: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.    Investment Transactions

      Securities: During the year ended December 31, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                           Purchases            Sales
                                         --------------     --------------
      Equity I                           $1,582,638,600     $1,581,208,716
      Equity II                             751,200,378        646,512,122
      Equity III                            271,279,157        302,410,046
      Equity Q                            1,083,478,952      1,178,199,782
      International                       1,233,268,691      1,227,715,662
      Emerging Markets                      314,913,984        318,289,477
      Real Estate Securities                233,099,531        183,072,057
      Short Term Bond                       320,528,572        221,515,031
      Fixed Income I                        390,611,431        357,776,111
      Fixed Income III                      198,968,172        210,148,991

    Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                          Purchases              Sales
                                       --------------       --------------
      Short Term Bond                  $  537,710,748       $  536,585,617
      Fixed Income I                    1,214,108,875        1,067,392,214
      Fixed Income III                    543,708,811          496,763,412


                                               Notes to Financial Statements 172

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      Written Options Contracts: Fund transactions in written options contracts for the year ended December 31, 1999 were as follows:

      Fixed Income I
                                           Notional Value (1)      Premiums
                                                 (000)             Received
                                           ------------------     ----------
        Outstanding December 31, 1998          $  19,100          $ 260,000
        Opened                                   114,010            891,655
        Closed                                   (61,675)          (664,031)
        Exercised                                 (3,500)           (79,625)
        Expired                                  (51,500)          (260,687)
                                               ---------          ---------
        Outstanding December 31, 1999          $  16,435          $ 147,312
                                               =========          =========

      Fixed Income III
                                          Notional Value (1)        Premiums
                                                (000)               Received
                                          ------------------      ------------
        Outstanding December 31, 1998        $    18,000          $   205,189
        Opened                                   110,850            1,495,189
        Closed                                   (78,988)            (847,263)
        Exercised                                 (5,100)            (108,177)
        Expired                                  (21,247)            (431,294)
                                             -----------          -----------
        Outstanding December 31, 1999        $    23,515          $   313,644
                                             ===========          ===========

      (1)   Each $100,000 notional value represents 1 contract.

4.    Related Parties

      Advisor and Administrator: FRIMCo advises and administers all of the Funds which comprise the Investment Company, and advises the Money Market and the U.S. Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

      The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of December 31, 1999, $470,886,000 of the Money Market Fund's net assets represents investments by these Funds and $479,084,000 represents the investments of other affiliated Funds not presented herein.

      The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $43,705,305 and $3,795,771, respectively, for the year ended December 31, 1999. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                                        Annual Rate
                                                  -----------------------
                                                  Advisor    Adinistrator
                                                  -------    ------------
      Equity I                                     0.55%         0.05%
      Equity II                                    0.70          0.05
      Equity III                                   0.55          0.05
      Equity Q                                     0.55          0.05
      International                                0.70          0.05
      Emerging Markets                             1.15          0.05
      Real Estate Securities                       0.80          0.05
      Short Term Bond                              0.45          0.05
      Fixed Income I                               0.25          0.05
      Fixed Income III                             0.50          0.05


173 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

      In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the LifePoints Funds (a group of five Fund of Funds which invest in a combination of Class S shares of the Investment Company's portfolios) and the three Funds listed below, the ("Underlying Funds") in which the LifePoints Funds invest, expenses from the operation of the LifePoints Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the LifePoints Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any LifePoints Fund, the Advisor will reimburse the respective LifePoints Fund.

      For the year ended December 31, 1999, the special servicing expense charged to the Underlying Funds amounted to:

                                         Amount
          Underlying Fund                 Paid
      ----------------------          ------------
      Emerging Markets                $     30,586
      Real Estate Securities                45,435
      Short-Term Bond                       35,722

      Analytic services: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

      Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the funds reported herein for the year ended December 31, 1999 were $5,722,442.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly- owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

      In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

      Brokerage commissions: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1999 were as follows:

      Equity I                   $ 211,631
      Equity II                     76,428
      Equity III                    74,015
      Equity Q                      53,090
      International                266,312
      Emerging Markets              55,954

      Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

      Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $30,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended December 31, 1999 were $63,075, and were allocated to each Fund where appropriate, on a pro rata basis, including 18 affiliated Funds not presented herein.


                                               Notes to Financial Statements 174

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

5.    Fund Share Transactions

      Share transactions for the year ended December 31, 1999 and the year ended December 31, 1998 were as follows:

                                                                             Shares                      Dollars (000)
                                                                  ---------------------------     ---------------------------
                                                                      1999            1998            1999           1998
                                                                  -----------     -----------     -----------     -----------
      Equity I
         Class I
         Proceeds from shares sold                                 14,156,753      11,649,184     $   524,846     $   382,855
         Proceeds from reinvestment of distributions                4,034,855       2,804,239         145,015          91,198
         Payments for shares redeemed                             (13,888,434)    (12,417,244)       (518,304)       (413,664)
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                    4,303,174       2,036,179         151,557          60,389
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                  1,354,362              --          51,240              --
         Proceeds from reinvestment of distributions                  115,629              --           4,159              --
         Payments for shares redeemed                                (155,939)             --          (5,805)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                    1,314,052              --          49,594              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              5,617,226       2,036,179     $   201,151     $    60,389
                                                                  ===========     ===========     ===========     ===========

      Equity II
         Class I
         Proceeds from shares sold                                  8,372,629       6,590,024     $   260,038     $   209,065
         Proceeds from reinvestment of distributions                1,054,369       1,013,507          34,320          30,141
         Payments for shares redeemed                              (5,608,745)     (4,974,795)       (177,851)       (158,755)
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                    3,818,253       2,628,736         116,507          80,451
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                  1,114,666              --          35,655              --
         Proceeds from reinvestment of distributions                   42,280              --           1,407              --
         Payments for shares redeemed                                (218,128)             --          (7,131)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      938,818              --          29,931              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              4,757,071       2,628,736     $   146,438     $    80,451
                                                                  ===========     ===========     ===========     ===========

      Equity III
         Class I
         Proceeds from shares sold                                  1,957,585       1,912,599     $    55,751     $    57,633
         Proceeds from reinvestment of distributions                  577,930         832,353          15,142          23,877
         Payments for shares redeemed                              (3,331,811)     (3,641,754)        (94,786)       (106,698)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                               (796,296)       (896,802)        (23,893)        (25,188)
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                    337,230              --           9,867              --
         Proceeds from reinvestment of distributions                   22,539              --             577              --
         Payments for shares redeemed                                 (56,941)             --          (1,592)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      302,828              --           8,852              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                               (493,468)       (896,802)    $   (15,041)    $   (25,188)
                                                                  ===========     ===========     ===========     ===========

      (a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.


175 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                             Shares                      Dollars (000)
                                                                  ---------------------------     ---------------------------
                                                                      1999           1998            1999            1998
                                                                  -----------     -----------     -----------     -----------
      Equity Q
         Class I
         Proceeds from shares sold                                  9,489,238       7,788,647     $   402,156     $   298,739
         Proceeds from reinvestment of distributions                4,403,495       2,920,742         176,157         109,535
         Payments for shares redeemed                             (10,314,554)     (8,992,387)       (437,835)       (344,894)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              3,578,179       1,717,002         140,478          63,380
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                    891,875              --          38,092              --
         Proceeds from reinvestment of distributions                  101,824              --           4,077              --
         Payments for shares redeemed                                (254,253)             --         (10,726)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      739,446              --          31,443              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              4,317,625       1,717,002     $   171,921     $    63,380
                                                                  ===========     ===========     ===========     ===========

      International
         Class I
         Proceeds from shares sold                                  8,507,370       8,855,148     $   342,619     $   330,798
         Proceeds from reinvestment of distributions                1,496,665         756,486          64,808          27,770
         Payments for shares redeemed                              (9,584,595)    (11,065,451)       (389,449)       (412,202)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                                419,440      (1,453,817)         17,978         (53,634)
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                    799,750              --          31,654              --
         Proceeds from reinvestment of distributions                   29,732              --           1,314              --
         Payments for shares redeemed                                (175,179)             --          (7,644)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      654,303              --          25,324              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              1,073,743      (1,453,817)    $    43,302     $   (53,634)
                                                                  ===========     ===========     ===========     ===========

      Emerging Markets
         Class S
         Proceeds from shares sold                                 14,900,682      22,508,124     $   140,982     $   221,964
         Proceeds from reinvestment of distributions                  281,096         188,272           2,639           2,070
         Payments for shares redeemed                             (15,483,258)    (16,241,312)       (152,294)       (149,675)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                               (301,480)      6,455,084          (8,673)         74,359
                                                                  -----------     -----------     -----------     -----------

         Class E (b)
         Proceeds from shares sold                                    852,482           4,558           8,575              38
         Proceeds from reinvestment of distributions                    1,091              --              13              --
         Payments for shares redeemed                                (353,467)             --          (3,674)             --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                                500,106           4,558           4,914              38
                                                                  -----------     -----------     -----------     -----------

         Class C (a)
         Proceeds from shares sold                                    147,290              --           1,466              --
         Proceeds from reinvestment of distributions                       45              --              --              --
         Payments for shares redeemed                                 (16,617)             --            (167)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      130,718              --           1,299              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                                329,344       6,459,642     $    (2,460)    $    74,397
                                                                  ===========     ===========     ===========     ===========

      (a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.
      (b)   Effective May 18, 1998, Class C was renamed Class E.


                                               Notes to Financial Statements 176

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                             Shares                      Dollars (000)
                                                                  ---------------------------     ---------------------------
                                                                      1999           1998            1999            1998
                                                                  -----------     -----------     -----------     -----------
      Real Estate Securities
         Class S
         Proceeds from shares sold                                 10,307,873       9,286,206     $   247,786     $   254,637
         Proceeds from reinvestment of distributions                1,500,692       1,114,356          34,444          30,226
         Payments for shares redeemed                              (9,610,223)     (6,759,461)       (227,746)       (178,741)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              2,198,342       3,641,101          54,484         106,122
                                                                  -----------     -----------     -----------     -----------

         Class E (b)
         Proceeds from shares sold                                    378,070          28,391           9,451             715
         Proceeds from reinvestment of distributions                   13,837             375             312               9
         Payments for shares redeemed                                (113,177)         (6,530)         (2,588)           (183)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                                278,730          22,236           7,175             541
                                                                  -----------     -----------     -----------     -----------

         Class C (a)
         Proceeds from shares sold                                     84,921              --           2,034              --
         Proceeds from reinvestment of distributions                    2,678              --              59              --
         Payments for shares redeemed                                  (9,550)             --            (227)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                       78,049              --           1,866              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              2,555,121       3,663,337     $    63,525     $   106,663
                                                                  ===========     ===========     ===========     ===========

      Short Term Bond
         Class S
         Proceeds from shares sold                                 12,497,701       6,088,176     $   229,357     $   112,707
         Shares issued in connection with acquisition
            of Volatility
                 Constrained Bond Fund                              8,934,738              --         163,684              --
         Proceeds from reinvestment of distributions                1,023,507         604,269          18,557          11,141
         Payments for shares redeemed                             (11,748,485)     (5,088,094)       (214,600)        (94,296)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                             10,707,461       1,604,351         196,998          29,552
                                                                  -----------     -----------     -----------     -----------

         Class E (c)
         Proceeds from shares sold                                    550,310              --          10,084              --
         Proceeds from reinvestment of distributions                   14,963              --             271              --
         Payments for shares redeemed                                 (84,513)             --          (1,538)             --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                                480,760              --           8,817              --
                                                                  -----------     -----------     -----------     -----------

         Class C (a)
         Proceeds from shares sold                                    104,488              --           1,907              --
         Proceeds from reinvestment of distributions                    1,225              --              22              --
         Payments for shares redeemed                                 (61,555)             --          (1,119)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                       44,158              --             810              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                             11,232,379       1,604,351     $   206,625     $    29,552
                                                                  ===========     ===========     ===========     ===========

      (a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.
      (b)   Effective May 18, 1998, Class C was renamed Class E.
      (c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale of shares) to December 31, 1999.


177 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                             Shares                      Dollars (000)
                                                                  ---------------------------     ---------------------------
                                                                      1999           1998            1999            1998
                                                                  -----------     -----------     -----------     -----------
      Fixed Income I
         Class I
         Proceeds from shares sold                                 18,807,025      18,203,608     $   402,034     $   398,149
         Proceeds from reinvestment of distributions                2,614,237       2,497,093          54,266          54,549
         Payments for shares redeemed                             (14,519,562)    (12,833,370)       (310,433)       (281,502)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              6,901,700       7,867,331         145,867         171,196
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                  2,062,938              --          43,403              --
         Proceeds from reinvestment of distributions                   61,886              --           1,272              --
         Payments for shares redeemed                                (353,494)             --          (7,315)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                    1,771,330              --          37,360              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              8,673,030       7,867,331     $   183,227     $   171,196
                                                                  ===========     ===========     ===========     ===========

      Fixed Income III
         Class I
         Proceeds from shares sold                                 20,354,848      20,310,407     $   204,642     $   212,963
         Proceeds from reinvestment of distributions                2,728,636       3,397,977          26,843          35,268
         Payments for shares redeemed                             (19,561,642)    (15,209,804)       (196,406)       (159,236)
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              3,521,842       8,498,580          35,079          88,995
                                                                  -----------     -----------     -----------     -----------

         Class E (a)
         Proceeds from shares sold                                    308,301              --           3,102              --
         Proceeds from reinvestment of distributions                   10,658              --             104              --
         Payments for shares redeemed                                 (72,605)             --            (709)             --
                                                                  -----------     -----------     -----------     -----------
         Net increase (decrease)                                      246,354              --           2,497              --
                                                                  -----------     -----------     -----------     -----------
         Total net increase (decrease)                              3,768,196       8,498,580     $    37,576     $    88,995
                                                                  ===========     ===========     ===========     ===========

      (a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the year.


                                               Notes to Financial Statements 178

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued

December 31, 1999

7.    Beneficial Interest

      As of December 31, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                           %             %             %              %             %
                                        ------        ------        ------         ------        ------
Equity I - Class I                       11.0           --            --             --            --
Equity I - Class E                       39.1           --            --             --            --
Equity II - Class E                      51.5           --            --             --            --
Equity III - Class I                     11.2           --            --             --            --
Equity III - Class E                     25.9          22.1          15.3            --            --
Equity Q - Class I                       12.9           --            --             --            --
Equity Q - Class E                       42.9          14.1           --             --            --
International - Class I                  11.7           --            --             --            --
International - Class E                  19.5          12.0           --             --            --
Emerging Markets - Class E               15.2          14.9           --             --            --
Real Estate Securities - Class E         19.6          15.7           --             --            --
Short Term Bond - Class E                39.7           --            --             --            --
Short Term Bond - Class C                57.7          12.6          11.7            --            --
Fixed Income I - Class I                 17.8           --            --             --            --
Fixed Income I - Class E                 27.5          17.2          11.8            --            --
Fixed Income III - Class I               15.9           --            --             --            --
Fixed Income III - Class E               27.2          22.4          12.1           11.7          10.5


179 Notes to Financial Statements

Report of Independent Accountants


To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Real Estates Securities, Short Term Bond, Fixed Income I, and Fixed Income III (the "Funds")) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                           /s/ PricewaterhouseCoopers LLP

Seattle, Washington
February 16, 2000


                                           Report of Independent Accountants 180

Frank Russell Investment Company
Institutional Funds

Tax Information

December 31, 1999 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 1999:

                                  Total Long-Term
                                   Capital Gains
                                  --------------
Equity I                          $ 115,548,796
Equity II                            19,266,450
Equity III                           15,890,270
Equity Q                            148,651,173
International                        56,636,475
Fixed Income I                          860,767


181 Tax Information

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board and President
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Independent Accountants
  PricewaterhouseCoopers LLP
  1001 4th Avenue Plaza
  Suite 4200
  Seattle, WA 98154

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Money Managers
Equity I Fund
  Alliance Capital Management L.P., Minneapolis, MN
  Barclays Global Investors, San Francisco, CA
  Equinox Capital Management, LLC, New York, NY
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  Lincoln Capital Management Company, Chicago, IL
  Marsico Capital Management, LLC, Denver, CO
  Peachtree Asset Management, Atlanta, GA
  Sanford C. Bernstein & Co., Inc., New York, NY
  Suffolk Capital Management, Inc., New York, NY
  Trinity Investment Management Corporation, Boston, MA
  Westpeak Investment Advisors, L.P., Boulder, CO

Equity II Fund
  Delphi Management, Inc., Boston, MA
  Fiduciary Trust Company International, Inc., New York, NY
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Wellington Management Company, LLP, Boston, MA
  Westpeak Investment Advisors, L.P., Boulder, CO

Equity III Fund
  Equinox Capital Management, LLC, New York, NY
  Trinity Investment Management Corporation, Boston, MA
  Westpeak Investment Advisors, L.P., Boulder, CO

Equity Q Fund
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

International Fund
  Delaware International Advisers Ltd., London, England
  Fidelity Management Trust Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Mastholm Asset Management, LLC, Bellevue, WA
  Montgomery Asset Management, LLC, San Francisco, CA
  Oechsle International Advisors, LLC, Boston, MA
  Sanford C. Bernstein & Co., Inc., New York, NY
  The Boston Company Asset Management, Inc., Boston, MA

Emerging Markets Fund
  Foreign & Colonial Emerging Markets Limited, London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Sanford C. Bernstein & Co., Inc., New York, NY
  Schroder Investment Managment North America Limited,
     New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


                               Manager, Money Managers and Service Providers 182

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Real Estate Securities Fund
  AEW Capital Management, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY

Short Term Bond Fund
  BlackRock Financial Management, Inc., New York, NY
  Standish, Ayer & Wood, Inc., Boston, MA
  STW Fixed Income Management California, Santa Barbara, CA

Fixed Income I Fund
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

Fixed Income III Fund
  Lazard Asset Management, New York, NY
  Miller Anderson & Sherrerd, West Conshohocken, PA
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


183 Manager, Money Managers and Service Providers

[LOGO]







Frank Russell Investment Company

909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700
Fax: 253-591-3495                                        36-08-020(20[Illegible]

1999 Annual Report

CLASS C, E AND S SHARES

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
EQUITY INCOME FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND

DECEMBER 31, 1999

                                                                  [LOGO] Russell

                            Frank Russell Investment
                            Company

                            Frank Russell Investment Company
                            is a "series mutual fund" with 29
                            different investment portfolios.
                            These financial statements report
                            on ten Funds, each of which has
                            distinct investment objectives and
                            strategies.

                            Frank Russell Investment
                            Management Company

                            Responsible for overall management
                            and administration of the Funds.

                            Frank Russell Company

                            Consultant to Frank Russell
                            Investment Management Company.

                        Frank Russell Investment Company

                                 Russell Funds

                                 Annual Report

                               December 31, 1999

                               Table of Contents

                                                                            Page

Letter to Our Clients.....................................................     2

Diversified Equity Fund...................................................     3

Special Growth Fund.......................................................    21

Equity Income Fund........................................................    41

Quantitative Equity Fund..................................................    53

International Securities Fund.............................................    69

Emerging Markets Fund.....................................................    89

Real Estate Securities Fund...............................................   107

Short Term Bond Fund......................................................   117

Diversified Bond Fund.....................................................   131

Multistrategy Bond Fund...................................................   151

Notes to Financial Statements.............................................   174

Report of Independent Accounts............................................   187

Tax Information...........................................................   188

Manager, Money Managers and Service Providers.............................   189

Frank Russell Investment Company - Russell Funds Copyright(C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Comany. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

We are pleased to present the Frank Russell Investment Company 1999 Annual Report. This report covers information on ten of the Funds and represents our eighteenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 1999, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1998 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Russell Funds and the LifePoints(R) Funds both added Class C shares during 1999, and the Russell Institutional Funds opened Class E shares for investment in May 1999. Additionally, the Tax-Managed Small Cap Fund was opened for investment in November 1999, providing a small cap alternative to the existing tax-managed Russell Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2000 and continuing to earn your support.

Sincerely,


/s/ Lynn L. Anderson.                /s/ Eric A. Russell

Lynn L. Anderson.                    Eric A. Russell
Chairman of the Board                President
Frank Russell Investment Company     Frank Russell Investment Management Company

Diversified Equity Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide income and capital growth by investing principally in equity securities.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with four separate and distinct investment styles.

   [The following table was depicted as a line graph in the printed material.]

          Diversified Equity                            Lipper(R) Growth
Dates         Fund - Class S       Russell 1000(R)**          & Income++

  --                 $10,000                 $10,000             $10,000
1990                  $9,299                  $9,684              $9,551
1991                 $12,186                 $12,749             $12,303
1992                 $13,199                 $13,901             $13,332
1993                 $14,589                 $15,313             $14,816
1994                 $14,588                 $15,371             $14,664
1995                 $19,719                 $21,176             $19,151
1996                 $24,311                 $25,990             $23,123
1997                 $31,927                 $34,448             $29,367
1998                 $39,943                 $43,757             $33,891
1999                 $47,227                 $52,907             $38,552
------------------------------------------------------------------------
Total               $236,988                $255,136            $218,759

Diversified Equity Fund - Class S

Periods Ended
  12/31/99     Growth of $10,000      Total Return
-------------    -----------------      ------------
1 Year              $11,821             18.21%
5 Years             $32,374             26.48%ss.
10 Years            $47,227             16.79%ss.

Diversified Equity Fund - Class E++

Periods Ended
  12/31/99       Growth of $10,000      Total Return
-------------    -----------------      ------------
1 Year                $11,795             17.95%
5 Years               $32,022             26.20%ss.
10 Years              $46,713             16.66%ss.

Diversified Equity Fund - Class C+++

Periods Ended
  12/31/99       Growth of $10,000      Total Return
-------------    -----------------      ------------
1 Year                $11,723             17.23%
5 Years               $31,828             26.04%ss.
10 Years              $46,430             16.59%ss.

Russell 1000(R)Index

Periods Ended
  12/31/99       Growth of $10,000      Total Return
-------------    -----------------      ------------
1 Year               $12,091             20.91%
5 Years              $34,421             28.05%ss.
10 Years             $52,907             18.13%ss.

Lipper(R)Growth & Income Funds Benchmark

Periods Ended
  12/31/99       Growth of $10,000      Total Return
-------------    -----------------      ------------
1 Year               $11,375             13.75%
5 Years              $26,291             21.33%ss.
10 Years             $38,552             14.45%ss.


3  Diversified Equity Fund

Diversified Equity Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Diversified Equity Fund Class S, Class E, and Class C shares reflected total returns of 18.21%, 17.95%, and 17.23%, respectively, as compared to the Russell 1000(R) Index results of 20.91%. The Fund trailed the Index primarily due to its underexposure to high valuation technology stocks. Performance compared more favorably with the 13.75% average return of mutual funds tracked in the Lipper(R) Growth and Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences in returns between the various market sectors. Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Unlike the previous four years, the market's advance was much broader across capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. The market was also narrower, however, by economic sector performance, which was mostly reflective of the extreme strength of technology issues. Technology, which gained 77% for the year, dominated other market sectors, as excitement over the Internet created aggressive buying. Other sectors lagged by a wide margin, as value stocks in the Russell 1000 Index trailed their growth counterparts by 26 percentage points.

The Diversified Equity Fund fared better than the majority of its peers in the Lipper Growth and Income Funds Universe for the year. The Fund's growth managers produced very strong returns, though their growing reluctance to accept increasingly extreme valuations led them to underweight several of the market's strongest performing issues during the second half of the year. The Fund's value-oriented managers all had very frustrating years, as their valuation sensitivity led them away from the market's strongest performing issues.

Four new managers were funded, with Westpeak's assignment expanded to provide a supplementary defensive role to the Fund. The challenging market environment during the year proved difficult for the Fund, as it did for most broadly diversified investment funds. Analysis of the Fund may result in further changes in the manager line up, as well as changes to manager allocations, with the goal to improve performance consistency in extreme market environments.

Top Ten Equity Holdings

(as a percent of Total Investments)                       December 31, 1999

Cisco Systems, Inc.                                              2.6%
General Electric Co.                                             2.4
Microsoft Corp.                                                  2.2
Citigroup Inc.                                                   1.9
EMC Corp.                                                        1.5
Dell Computer Corp.                                              1.5
Lucent Technologies, Inc.                                        1.5
Home Depot, Inc. (The)                                           1.5
Intel Corp.                                                      1.4
MCI WorldCom, Inc.                                               1.4

Portfolio Characteristics
                                                          December 31, 1999

Current P/E Ratio                                                     25.0x
Portfolio Price/Book Ratio                                            4.44x
Market Capitalization - $-Weighted Average                       105.39 Bil
Number of Holdings                                                      685

Money Managers                                                  Styles

Alliance Capital Management L.P.                           Growth
Barclays Global Advisors                                   Market- Oriented
Equinox Capital Management, Inc.                           Value
Jacobs Levy Equity Management, Inc.                        Market- Oriented
Lincoln Capital Management Co.                             Growth
Marsico Capital Management, LLC                            Growth
Peachtree Asset Management                                 Market- Oriented
Sanford C. Bernstein & Co., Inc.                           Value
Suffolk Capital Management, Inc.                           Market- Oriented
Trinity Investment Management Corp.                        Value
Westpeak Investment Advisors, LP                           Defensive
Westpeak Investment Advisors, LP                           Market- Oriented

*     Diversified Equity Fund Class S assumes initial investment on January 1,
      1990.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Diversified Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period May 26, 1997 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Diversified Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                      Diversified Equity Fund  4

Diversified Equity Fund

Statement of Net Assets

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Common Stocks - 91.6%
Auto and Transportation - 3.0%
America West Holding Corp. Class B (a)               4,380             91
Arvin Industries, Inc.                               3,100             88
AutoZone, Inc. (a)                                   2,900             94
Borg-Warner Automotive, Inc.                         6,100            247
Burlington Northern, Inc.                           37,020            898
Continental Airlines, Inc. Class B (a)              69,900          3,102
Cooper Tire & Rubber Co.                            44,830            698
CSX Corp.                                            9,700            304
Dana Corp.                                          28,020            839
Delphi Automotive Systems Corp.                     55,287            871
Delta Air Lines, Inc.                               80,200          3,995
Eaton Corp.                                          2,700            196
Expeditors International of
   Washington, Inc.                                  3,400            147
Ford Motor Co.                                     144,900          7,743
General Motors Corp.                                99,500          7,232
Genuine Parts Co.                                   27,110            673
Goodyear Tire & Rubber Co.                           7,100            200
Harley-Davidson, Inc.                                  700             45
Hertz Corp. Class A                                 18,720            938
Kansas City Southern Industries, Inc.                7,500            560
Koninklijke Luchtvaart Maatschappij
   NV (KLM) (a)                                     62,429          1,557
Lear Corp. (a)                                      66,620          2,132
Meritor Automotive, Inc.                            21,600            418
Norfolk Southern Corp.                              36,400            746
Northwest Airlines Corp. Class A (a)                71,900          1,591
PACCAR, Inc.                                        11,190            495
Tower Automotive, Inc. (a)                           5,890             91
Trinity Industries, Inc.                             5,390            153
TRW, Inc.                                           18,780            975
UAL Corp. (a)                                       97,830          7,588
Union Pacific Corp.                                 69,540          3,034
USFreightways Corp.                                  3,910            185
                                                                ---------
                                                                   47,926
                                                                ---------

Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A (a)                 54,000          1,441
Alberto Culver Co. Class B                           7,300            188
American Eagle Outfitters, Inc. NPV (a)              1,800             81
AMFM, Inc. (a)                                      32,900          2,574
Applebee's International, Inc.                       3,400            100
AT&T Corp. - Liberty Media Group
   Class A (a)                                      61,600          3,496
Avon Products, Inc.                                  3,100            102
Barnes & Noble, Inc. (a)                            14,700            303
Bed Bath & Beyond, Inc. (a)                         30,800          1,066
Belo (A.H.) Corp. Class A                            3,200             61
Best Buy Co. (a)                                    15,900            798
BJ's Wholesale Club, Inc. (a)                        9,500            347
Black & Decker Corp.                                14,800            773
Brinker International, Inc.  (a)                    38,900            934
Brunswick Corp.                                     34,500            768
Carnival Corp. Class A NPV                          60,270          2,882
Catalina Marketing Corp. (a)                         2,280            264
CBS Corp. (a)                                       19,500          1,247
Central Newspapers, Inc. Class A                     3,120            123
Circuit City Stores, Inc.                            7,460            336
Claire's Stores, Inc.                                2,700             60
Clear Channel Communications, Inc. (a)              73,582          6,567
CMG Information Services, Inc. (a)                   1,900            526
Cost Plus, Inc. (a)                                  3,800            135
Costco Wholesale Corp. (a)                          60,300          5,499
Darden Restaurants, Inc.                            53,300            966
Dayton Hudson Corp.                                 66,400          4,876
Deluxe Corp.                                        39,200          1,076
Dillard's, Inc. Class A                             21,100            426
Disney (Walt) Co.                                  110,240          3,225
Donnelley (R.R.) & Sons Co.                         13,000            323
Eastman Kodak Co.                                   31,791          2,106
EchoStar Communications Corp. Class A (a)              200             19
Electronic Arts, Inc. (a)                           16,700          1,403
eToys, Inc. (a)                                        100              3
Federated Department Stores, Inc. (a)               66,930          3,384
Fortune Brands, Inc.                                55,600          1,838
Four Seasons Hotels, Inc.                           34,048          1,813
Gannett Co., Inc.                                   18,100          1,476
Gap, Inc.                                          149,290          6,867
Harcourt General, Inc.                               1,100             44
Harrah's Entertainment, Inc. (a)                    12,600            333
Hasbro, Inc.                                       108,450          2,067
Home Depot, Inc. (The)                             337,181         23,118
Houghton Mifflin Co.                                 1,000             42
Interim Services, Inc. (a)                           2,760             68
International Game Technology                       14,400            293
Interpublic Group Cos., Inc.                        13,100            756
Intimate Brands, Inc. Class A                        6,000            259
JC Penney & Co., Inc.                               28,140            561
Kmart Corp. (a)                                     64,700            651
Knight-Ridder, Inc.                                 45,450          2,704
Kohl's Corp. (a)                                    37,500          2,707
Legato Systems, Inc. (a)                               200             14
Liberty Digital, Inc. Class A (a)                      900             67
Limited, Inc. (The)                                  5,200            225
Lowe's Cos., Inc.                                   89,000          5,318
Manpower, Inc.                                      19,600            737


5  Diversified Equity Fund

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Mattel, Inc.                                       121,821          1,599
May Department Stores Co.                           29,960            966
Maytag Corp.                                         7,900            379
McDonald's Corp.                                    44,400          1,790
McGraw-Hill, Inc.                                    3,400            210
MediaOne Group, Inc. (a)                           160,300         12,313
Metro-Goldwyn-Mayer, Inc. (a)                        8,100            191
New York Times Co. Class A                           3,600            177
NIKE, Inc. Class B                                   6,600            327
Office Depot, Inc. (a)                              19,400            212
Omnicom Group, Inc.                                 11,100          1,110
Pacific Sunwear of California (a)                    1,700             54
Payless ShoeSource, Inc. (a)                        13,200            620
Reynolds & Reynolds Co. Class A                      1,200             27
Royal Caribbean Cruises, Ltd.                       41,171          2,030
Russell Corp.                                        5,100             85
Saks, Inc. (a)                                      35,420            551
Scholastic Corp. (a)                                 1,400             87
Sears Roebuck & Co.                                 24,040            732
Shaw Industries, Inc. (a)                           26,200            405
Stanley Works                                        8,300            250
Star Gas Partners, L.P. (a)                          1,022              5
Starwood Hotels & Resorts Worldwide, Inc.            6,700            158
Station Casinos, Inc. (a)                            5,400            121
Ticketmaster Online- CitySearch,
   Inc. Class B (a)                                    300             12
Tiffany & Co.                                       40,855          3,646
Time Warner, Inc.                                  142,406         10,316
Times Mirror Co. Series A                            7,100            476
TJX Cos., Inc.                                      39,800            813
TMP Worldwide, Inc. (a)                                600             85
Tommy Hilfiger Corp. (a)                            69,100          1,611
Toys "R" Us, Inc. (a)                               49,880            714
Tribune Co.                                         78,200          4,306
Tricon Global Restaurants, Inc. (a)                  7,800            301
Tupperware Corp.                                    10,300            175
UnitedGlobalCom, Inc. Class A (a)                    1,300             91
Univision Communications, Inc. Class A (a)           3,100            317
USA Networks, Inc. (a)                              60,700          3,350
V.F. Corp.                                          29,000            870
Valassis Communications, Inc. (a)                   13,300            562
Viacom, Inc. Class B (a)                            57,400          3,469
Viad Corp.                                           2,800             78
Wal-Mart Stores, Inc.                              312,797         21,622
Washington Post Co. Class B                             55             31
Wendy's International, Inc.                          8,300            171
Whirlpool Corp.                                     25,410          1,653
Young & Rubicam, Inc.                                5,600            396
Zale Corp. (a)                                       1,860             90
                                                                ---------
                                                                  179,990
                                                                ---------

Consumer Staples - 5.3%
Albertson's, Inc.                                   15,600            503
Anheuser-Busch Cos., Inc.                           63,713          4,516
Bestfoods                                            4,600            242
Campbell Soup Co.                                   21,200            820
Church and Dwight Co., Inc.                          4,000            107
Coca-Cola Co. (The)                                119,290          6,949
Colgate-Palmolive Co.                               59,600          3,874
ConAgra, Inc.                                       88,270          1,992
Coors (Adolph) Co. Class B                           1,300             68
Corn Products International, Inc.                    3,030             99
CVS Corp.                                           90,900          3,630
Dial Corp.                                           2,600             63
Earthgrains Co.                                      3,010             48
General Mills, Inc.                                 14,920            533
Gillette Co. (The)                                  92,500          3,810
Hannaford Brothers Co.                                 900             62
Heinz (H.J.) Co.                                    16,670            664
Hormel Foods Corp.                                   8,500            345
IBP, Inc.                                           54,680            984
Interstate Bakeries Corp.                           25,400            460
Jack in the Box, Inc. (a)                            4,510             93
Kellogg Co.                                         13,700            422
Kroger Co. (The) (a)                               199,100          3,758
Nabisco Holdings Corp. Class A                      37,000          1,170
PepsiCo, Inc.                                      269,730          9,508
Philip Morris Cos., Inc.                           428,230          9,930
Procter & Gamble Co.                               109,780         12,028
Quaker Oats Co.                                     32,770          2,150
R.J. Reynolds Tobacco Holdings, Inc. (a)            10,233            180
Ralston-Purina Group                                59,900          1,670
Safeway, Inc. (a)                                   53,000          1,885
Sara Lee Corp.                                      91,600          2,021
Seagram Co., Ltd. NPV                               29,700          1,335
SuperValu, Inc.                                     82,230          1,645
SYSCO Corp.                                         34,480          1,364
Tyson Foods, Inc. Class A                           70,700          1,149
U.S. Foodservice (a)                                18,900            317
Unilever NV (a)                                      6,600            359
Universal Corp.                                      2,500             57
UST Corp.                                           57,000          1,436
Walgreen Co.                                        79,000          2,311
                                                                ---------
                                                                   84,557
                                                                ---------

Financial Services - 15.2%
Aetna, Inc.                                         13,530            755
AFLAC, Inc.                                         35,300          1,666
Allmerica Financial Corp.                              500             28
Allstate Corp.                                      38,800            931
AMB Property Corp. (e)                                 900             18
Ambac Financial Group, Inc.                         22,100          1,153


                                                      Diversified Equity Fund  6

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

American Express Co.                                12,000          1,995
American Financial Group, Inc.                      22,670            598
American General Corp.                              54,800          4,158
American International Group, Inc.                 136,200         14,727
Ameritrade Holding Corp. Class A (a)                 1,400             30
AmSouth Bancorp                                     92,325          1,783
Apartment Investment & Management
   Co. Class A (e)                                   7,600            303
Archstone Communities Trust (e)                      1,200             25
Arden Realty Group, Inc. (e)                         2,400             48
Associates First Capital Corp. Class A             150,050          4,117
Astoria Financial Corp.                             42,540          1,295
Automatic Data Processing, Inc.                     56,100          3,022
Avalonbay Communities, Inc. (e)                      2,300             79
Bank of America Corp.                              215,128         10,797
Bank One Corp.                                     100,630          3,226
BB&T Corp.                                           6,500            178
Bear Stearns Co., Inc.                               7,339            314
Block (H&R) Co., Inc.                                8,400            368
Capital One Financial Corp.                         67,100          3,233
CarrAmerica Realty Corp.                             2,900             61
Charter One Financial, Inc.                         53,403          1,021
Chase Manhattan Corp.                              137,250         10,663
Chubb Corp. (The)                                   15,850            893
CIGNA Corp.                                         43,820          3,530
CIT Group, Inc.                                    120,180          2,539
Citigroup, Inc.                                    547,351         30,412
CNA Financial Corp. (a)                              6,720            262
Comerica, Inc.                                      17,000            794
Commerce Bancshares, Inc.                           24,299            834
Concord EFS, Inc. (a)                               47,550          1,221
Conseco, Inc.                                      313,268          5,600
Countrywide Credit Industries, Inc.                 33,160            837
Dime Bancorp, Inc.                                  54,100            818
Donaldson, Lufkin & Jenrette, Inc. - DLJ               200             10
Dow Jones & Co., Inc.                               10,300            700
DST Systems, Inc. (a)                               10,200            778
Duke Realty Investments, Inc. (e)                    3,400             66
Dun & Bradstreet Corp.                              20,760            612
E.W. Blanch Holdings, Inc.                           2,470            151
Edwards (A.G.), Inc.                                 3,000             96
Equifax, Inc.                                        6,800            160
Equity Office Properties Trust (e)                   4,100            101
Everest Reinsurance Holdings, Inc.                  13,530            302
Fannie Mae                                         188,668         11,780
FBR Asset Investment Corp. (e)                      29,600            414
Federal Home Loan Mortgage Corp.                   137,200          6,457
FelCor Lodging Trust, Inc. (e)                       1,500             26
Fifth Third Bancorp                                 17,700          1,298
Financial Security Assurance
   Holdings, Ltd.                                    1,670             87
FINOVA Group, Inc.                                   2,550             91
First Data Corp.                                    19,300            952
First Union Corp.                                   43,830          1,438
Fleet Financial Corp.                              257,490          8,964
Foundation Health Systems, Inc. (a)                 43,790            435
Franklin Resources, Inc.                            56,100          1,799
Fulton Financial Corp.                                 300              5
Gallagher (Arthur J.) & Co.                          1,000             65
GATX Corp.                                          17,400            587
General Growth Properties, Inc. (e)                  2,100             59
Golden State Bancorp, Inc. (a)                      40,310            695
Golden West Financial Corp.                         40,260          1,349
Goldman Sachs Group, Inc. (a)                       37,000          3,485
Greenpoint Financial Corp.                          50,370          1,199
Hartford Financial Services Group,
   Inc. (The)                                       78,700          3,728
Heller Financial, Inc. Class A                       2,610             52
Hibernia Corp. Class A                              88,400            939
Highwoods Properties, Inc.                           1,700             40
Host Marriott Corp. (e)                             34,027            281
Household International Corp.                       19,400            723
HRPT Properties Trust (e)                            3,400             31
Huntington Bancshares, Inc.                         39,100            931
Jefferson-Pilot Corp.                                7,000            478
KeyCorp                                             59,620          1,319
Kimco Realty Corp. (e)                                 200              7
Knight/Trimark Group, Inc. Class A (a)                 400             18
Lehman Brothers Holdings, Inc.                      14,850          1,258
Leucadia National Corp.                              3,200             74
Liberty Property Trust (e)                             200              5
Lincoln National Corp.                              55,100          2,204
Loews Corp.                                         14,720            893
Mack-Cali Realty Corp. (e)                          14,700            383
Marsh & McLennan Cos., Inc.                          7,800            746
MBIA, Inc.                                          16,270            859
MBNA Corp.                                         526,400         14,344
Meditrust Cos. (e)                                   2,900             16
MGIC Investment Corp.                                2,800            169
MONY Group, Inc. (The)                               5,900            172
Morgan (J.P.) & Co., Inc.                           36,200          4,584
Morgan Stanley Dean Witter & Co.                   117,194         16,729
National City Corp.                                 54,140          1,282
New Plan Excel Realty Trust (e)                     38,600            610
North Fork Bancorp., Inc.                           30,600            536
Old Kent Financial Corp.                            11,634            412
Old Republic International Corp.                    34,950            476
Pacific Century Financial Corp.                     14,500            271
Paychex, Inc.                                       77,000          3,075


7  Diversified Equity Fund

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

PMI Group, Inc. (The)                               14,500            708
PNC Bank Corp.                                      54,080          2,407
Post Properties, Inc. (e)                              900             34
Profit Recovery Group International,
   Inc. (The) (a)                                    2,400             64
ProLogis Trust (e)                                   2,600             50
Providian Financial Corp.                           20,170          1,837
Public Storage, Inc. (e)                             3,300             75
Radian Group, Inc. (a)                               4,400            210
Regions Financial Corp.                             73,000          1,830
Republic of New York Corp.                           8,200            590
Ryder System, Inc.                                  36,700            897
SAFECO Corp.                                        21,460            532
Simon Property Group, Inc. (e)                       3,300             76
SouthTrust Corp.                                    21,610            816
Sovereign Bancorp, Inc.                            139,500          1,033
Spieker Properties, Inc. (e)                           200              7
St. Paul Cos., Inc.                                 34,680          1,168
State Street Corp.                                  14,600          1,067
Summit Bancorp                                      23,510            720
SunGard Data Systems  (a)                           20,800            494
SunTrust Banks, Inc.                                20,300          1,397
Torchmark Corp.                                     26,150            760
Transatlantic Holdings, Inc.                           950             74
Travelers Property Casualty Corp.
   Class A                                          20,790            712
Trustmark Corp.                                        700             15
U.S. Bancorp                                        29,300            698
U.S. Trust Corp.                                     1,200             96
UnionBanCal Corp.                                   25,090            990
UnumProvident Corp.                                 55,800          1,789
Vornado Realty Trust (e)                               400             13
Wachovia Corp.                                       3,350            228
Washington Mutual, Inc.                            177,590          4,617
Wells Fargo Co.                                     33,500          1,355
                                                                ---------
                                                                  243,497
                                                                ---------

Health Care - 8.1%
Abbott Laboratories                                 26,700            970
Allergan, Inc.                                      36,720          1,827
ALZA Corp. (a)                                      46,300          1,603
American Home Products Corp.                        60,600          2,390
Amgen, Inc. (a)                                     59,000          3,540
Andrx Corp. (a)                                        500             21
AstraZeneca Group PLC - ADR                         60,500          2,526
Bard (C.R.), Inc.                                    4,800            254
Bausch & Lomb, Inc.                                  6,900            472
Baxter International, Inc.                         102,190          6,419
Becton, Dickinson & Co.                             79,400          2,124
Bergen Brunswig Corp. Class A                       38,050            316
Biogen, Inc. (a)                                     7,250            612
Bristol-Myers Squibb Co.                           269,310         17,286
Cardinal Health, Inc.                               55,600          2,662
Columbia/HCA Healthcare Corp.                      173,110          5,074
DENTSPLY International, Inc.                         3,100             73
Elan Corp. PLC - ADR (a)                           101,400          2,991
Genentech, Inc. (a)                                 59,129          7,953
HEALTHSOUTH Corp. (a)                               24,800            133
Humana, Inc. (a)                                     8,570             70
ICN Pharmaceuticals, Inc.                           12,800            324
IVAX Corp. (a)                                      26,400            680
Johnson & Johnson                                   78,360          7,297
Lilly (Eli) & Co.                                   42,800          2,846
Mallinckrodt, Inc.                                  34,300          1,091
Manor Care, Inc. (a)                                20,600            330
MedImmune, Inc. (a)                                     77             13
Medtronic, Inc.                                     51,500          1,877
Merck & Co., Inc.                                  122,900          8,242
Oxford Health Plans, Inc. (a)                        7,900            100
PacifiCare Health Systems, Inc. (a)                 19,200          1,018
PE Corp.                                             1,100            132
Pfizer, Inc.                                       230,050          7,462
Pharmacia & Upjohn, Inc.                           163,900          7,376
Priority Healthcare Corp. Class B (a)               52,740          1,526
Schering-Plough Corp.                              299,100         12,618
St. Jude Medical, Inc.  (a)                          6,700            206
Tenet Healthcare Corp. (a)                          11,480            270
Trigon Healthcare, Inc. (a)                          4,870            144
United Healthcare Corp.                             30,780          1,635
Warner-Lambert Co.                                 189,800         15,552
Wellpoint Health Networks, Inc. (a)                  3,700            244
                                                                ---------
                                                                  130,299
                                                                ---------

Integrated Oils - 3.6%
Amerada Hess Corp.                                  57,990          3,291
Ashland, Inc.                                       65,490          2,157
Atlantic Richfield Co.                              51,500          4,455
Chevron Corp.                                       14,180          1,228
Coastal Corp.                                       73,850          2,617
Conoco, Inc. Class B NPV                           107,625          2,677
Enron Corp.                                         12,900            573
Exxon Mobil Corp. NPV (a)                          232,675         18,745
Kerr-McGee Corp.                                    13,900            862
Lyondell Petrochemical Co.                          18,900            241
Phillips Petroleum Co.                              54,820          2,577
Royal Dutch Petroleum Co.                           58,000          3,505
Texaco, Inc.                                       104,550          5,678
Unocal Corp.                                       113,100          3,796
USX-Marathon Group                                 187,700          4,634
                                                                ---------
                                                                   57,036
                                                                ---------


                                                      Diversified Equity Fund  8

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Materials and Processing - 6.3%
Air Products & Chemicals, Inc.                      72,710          2,440
Alcan Aluminum, Ltd.                                10,600            437
Alcoa, Inc.                                         51,000          4,233
Allegheny Technologies, Inc. (a)                     9,800            220
American Standard Cos., Inc. (a)                    19,130            878
Archer-Daniels- Midland Co.                         52,019            634
Armstrong World Industries, Inc.                    20,300            678
Avery Dennison Corp.                                 2,800            204
B.F. Goodrich Co.                                   84,920          2,335
Ball Corp.                                          14,800            583
Boise Cascade Corp.                                 15,970            647
Cabot Corp.                                         18,610            379
Centex Corp.                                        20,900            516
Champion International Corp.                        39,700          2,459
CK Witco Corp.                                       9,242            124
Consolidated Papers, Inc.                           11,500            366
Cornerstone Properties, Inc.                           400              6
Crown Cork & Seal Co., Inc.                         30,830            690
Dow Chemical Co.                                    44,670          5,969
du Pont (E.I.) de Nemours & Co.                     45,285          2,983
Eastman Chemical Co.                                 7,700            367
Ecolab, Inc.                                         2,800            109
Engelhard Corp.                                     11,400            215
Florida Rock Industries, Inc.                          300             10
Fluor Corp.                                          4,600            211
FMC Corp. (a)                                       19,800          1,135
Fort James Corp.                                    35,600            974
Freeport-McMoRan Copper & Gold, Inc.
   Class B (a)                                      17,100            361
Fuller (H.B.) Co.                                      990             55
Georgia Gulf Corp.                                   5,900            180
Georgia-Pacific Group                               81,234          4,123
Great Lakes Chemical Corp.                           8,400            321
Illinois Tool Works, Inc.                           50,600          3,419
IMC Global, Inc.                                    21,100            345
International Paper Co.                            143,584          8,103
Johns Manville Corp.                                 3,500             49
Kimberly-Clark Corp.                                51,590          3,366
Lafarge Corp.                                       16,700            461
Louisiana Pacific Corp.                              4,500             64
Lubrizol Corp.                                      27,800            858
Masco Corp.                                         60,600          1,538
Millennium Chemicals, Inc.                          10,800            213
Minnesota Mining & Manufacturing Co.                23,200          2,271
Monsanto Co.                                       153,000          5,451
Nucor Corp.                                         16,200            888
OM Group                                             1,900             65
Owens Corning                                       64,890          1,253
Owens-Illinois, Inc. (a)                            29,610            742
PPG Industries, Inc.                                 4,600            288
Praxair, Inc.                                       80,530          4,052
Rouse Co. (The)                                        400              9
Scotts Co. (The) Class A (a)                           600             24
Sealed Air Corp. New (a)                            21,100          1,093
Sherwin-Williams Co.                                31,800            668
Sigma Aldrich Corp.                                  5,440            163
Smurfit-Stone Container Corp. (a)                   38,460            940
Solutia, Inc.                                       18,800            290
Sonoco Products Co.                                 28,470            648
Temple-Inland, Inc.                                 16,130          1,064
Texas Industries, Inc.                               2,210             94
Textron, Inc.                                       43,070          3,303
Tyco International, Ltd.                           470,756         18,301
Union Carbide Corp.                                 13,000            868
USG Corp.                                           15,100            712
USX-U.S. Steel Group                                29,800            983
W.R. Grace & Co. (a)                                36,400            505
Waters Corp. (a)                                     3,500            185
Westvaco Corp.                                      11,500            375
Weyerhaeuser Co.                                    22,050          1,583
Willamette Industries, Inc.                          1,200             56
                                                                ---------
                                                                  100,132
                                                                ---------

Miscellaneous - 0.1%
Convergys Corp. NPV (a)                             11,800            363
ServiceMaster Co.                                   11,200            138
SFX Entertainment, Inc. (a)                         19,300            698
                                                                ---------
                                                                    1,199
                                                                ---------

Other Energy - 1.1%
Apache Corp.                                        70,700          2,612
Baker Hughes, Inc.                                   4,100             86
Burlington Resources, Inc.                           5,040            167
Constellation Energy Group                          70,800          2,053
El Paso Energy Corp.                                34,370          1,334
ENSCO International, Inc.                           22,200            508
EOG Resources, Inc.                                 38,400            674
Noble Drilling Corp.  (a)                            6,300            206
Occidental Petroleum Corp.                          45,400            982
Schlumberger, Ltd.                                   5,600            315
Sempra Energy                                       74,900          1,301
Sunoco, Inc.                                        15,150            356
Tidewater, Inc.                                      3,900            141
Tosco Corp.                                        107,440          2,921
Transocean Sedco Forex, Inc. NPV (a)                62,384          2,102
Ultramar Diamond Shamrock Corp.                     99,760          2,263
Varco International, Inc. (a)                        5,800             59
                                                                ---------
                                                                   18,080
                                                                ---------


9  Diversified Equity Fund

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Producer Durables - 6.1%
Applied Materials, Inc. (a)                        110,400         13,979
Boeing Co.                                           6,020            250
Briggs & Stratton Corp.                             14,100            756
Caterpillar, Inc.                                   33,520          1,578
CommScope, Inc. (a)                                 12,700            512
Cordant Technologies, Inc.                           2,500             83
CTS Corp.                                            7,700            580
Cummins Engine Co., Inc.                            28,200          1,362
D.R. Horton, Inc.                                    8,900            123
Deere & Co.                                         88,300          3,830
Dover Corp.                                          7,200            327
General Electric Co.                               248,879         38,514
Honeywell International, Inc. (a)                   99,237          5,725
Ingersoll-Rand Co.                                  86,100          4,741
ITT Industries, Inc.                                 7,960            266
Johnson Controls, Inc.                              21,500          1,223
Kaufman & Broad Home Corp.                           7,740            187
KLA Instruments Corp. (a)                           25,900          2,883
Lexmark International Group, Inc.
   Class A (a)                                       7,700            697
Litton Industries, Inc. (a)                          7,120            355
Lockheed Martin Corp.                               32,900            720
Manitowoc Co., Inc.                                  2,900             99
Mettler-Toledo International, Inc.
   New (a)                                           2,800            107
Miller (Herman), Inc.                               15,100            346
Molex, Inc.                                            475             27
National Service Industries, Inc.                   10,800            319
Northrop Grumman Corp.                              49,100          2,654
Novellus Systems, Inc. (a)                          26,400          3,234
Pall Corp.                                           9,500            205
Parker-Hannifin Corp.                                2,780            143
Pitney Bowes, Inc.                                   2,800            135
Pulte Corp.                                         12,030            271
Raytheon Co. Class B                               106,410          2,826
Rockwell International Corp.                         8,900            426
Roper Industries, Inc.                               1,800             68
Snap-On Tools Corp.                                 12,500            332
Solectron Corp. (a)                                 21,000          1,998
Tecumseh Products Co. Class A                        1,940             91
Teradyne, Inc. (a)                                  20,200          1,333
Terex Corp. (a)                                      3,300             92
Thermo Instrument Systems, Inc. (a)                  6,000             67
Thomas & Betts Corp.                                16,010            510
United Technologies Corp.                           50,500          3,282
                                                                ---------
                                                                   97,256
                                                                ---------

Technology - 22.3%
3Com Corp.  (a)                                    130,742          6,137
Adaptec, Inc. (a)                                    1,300             65
ADC Telecommunications, Inc. (a)                    25,200          1,827
Adobe Systems, Inc.                                 64,340          4,327
Adtran, Inc. (a)                                    35,000          1,800
Altera Corp. (a)                                     5,800            287
America Online, Inc. (a)                           236,556         17,845
Analog Devices, Inc. (a)                            32,300          3,004
Apple Computer, Inc. (a)                            58,500          6,011
Applied Micro Circuits Corp. (a)                     3,300            419
Arrow Electronics, Inc. (a)                         14,600            370
Avnet, Inc.                                          5,400            327
AVX Corp.                                            8,800            439
BEA Systems, Inc. (a)                                8,000            560
BMC Software, Inc. (a)                              80,200          6,406
Broadcom Corp. Class A (a)                           1,400            381
CheckFree Holdings Corp. (a)                           900             94
CIENA Corp. (a)                                      3,400            195
Cisco Systems, Inc. (a)                            390,092         41,764
Citrix Systems, Inc. (a)                             3,400            418
CNET, Inc. (a)                                       1,200             68
Computer Associates International, Inc.             23,700          1,658
Computer Sciences Corp.  (a)                        11,000          1,041
Compuware Corp. (a)                                 51,800          1,926
Comverse Technology, Inc. (a)                        2,700            391
Conexant Systems, Inc. (a)                           5,700            377
Cooper Industries, Inc.                             30,300          1,225
Covad Communications Group, Inc. (a)                 1,700             95
Critical Path, Inc. (a)                                200             19
Cypress Semiconductor Corp.  (a)                    67,200          2,176
Dell Computer Corp. (a)                            463,157         23,592
DoubleClick, Inc. (a)                                  800            202
E*TRADE Group, Inc. (a)                              4,400            115
EarthLink Network, Inc. (a)                         19,700            837
eBay, Inc. (a)                                       2,600            325
Electronic Data Systems Corp.                       77,198          5,167
Electronics For Imaging, Inc. (a)                    4,600            269
EMC Corp. (a)                                      225,143         24,597
Emulex Corp. (a)                                     1,000            113
Exodus Communications, Inc. (a)                      4,400            391
Galileo International, Inc.                         25,200            754
Gateway, Inc. (a)                                    1,400            101
General Dynamics Corp.                              36,500          1,925
General Instrument Corp. (a)                        10,400            884
Harris Corp.                                        22,240            594
Hewlett-Packard Co.                                 17,200          1,960
Imation Corp. (a)                                    3,800            128
IMS Health, Inc.                                    93,000          2,528
InfoSpace.com, Inc. (a)                                600            128
Ingram Micro, Inc. Class A (a)                      29,690            390
Inktomi Corp. (a)                                   16,000          1,418


                                                     Diversified Equity Fund  10

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Intel Corp.                                        272,566         22,419
International Business Machines Corp.              119,000         12,852
JDS Uniphase Corp. (a)                              43,982          7,092
Koninklijke (Royal) Philips
   Electronics NV NY Reg Share NPV (a)              26,040          3,515
Linear Technology Corp.                              1,600            114
LSI Logic Corp. (a)                                 47,500          3,206
Lucent Technologies, Inc.                          314,449         23,525
Lycos, Inc. (a)                                      1,800            143
Macromedia, Inc. (a)                                   800             59
Maxim Integrated Products, Inc. (a)                 13,700            646
Mercury Interactive Corp. (a)                          800             86
Microchip Technology, Inc. (a)                       5,100            350
Micron Technology, Inc.  (a)                        35,700          2,776
Microsoft Corp. (a)                                301,970         35,236
MindSpring Enterprises, Inc. (a)                    33,800            887
Motorola, Inc.                                      54,520          8,028
National Semiconductor Corp. (a)                    27,000          1,156
NCR Corp. (a)                                       32,900          1,246
Network Appliance, Inc. (a)                          6,400            531
Network Associates, Inc. (a)                         3,700             99
Network Solutions, Inc. Class A (a)                    400             87
Nextel Communications, Inc. Class A (a)             32,100          3,308
Nortel Networks Corp.                               18,800          1,899
Oracle Systems Corp. (a)                            40,448          4,530
Portal Software, Inc. (a)                              300             31
PSINET, Inc. (a)                                     1,100             68
QUALCOMM, Inc. (a)                                  75,500         13,293
Quantum Corp. DLT & Storage Systems (a)             24,700            374
Quantum Corp. Hard Disk Drive (a)                    7,300             51
RealNetworks, Inc. (a)                                 900            108
RF Micro Devices, Inc. (a)                           6,700            457
Rhythms NetConnections, Inc. (a)                     1,500             47
Safeguard Scientifics, Inc.  (a)                       900            146
Scientific-Atlanta, Inc.                            23,100          1,285
SDL, Inc. (a)                                          900            196
Seagate Technology (a)                              15,400            717
Siebel Systems, Inc. (a)                             4,200            354
Sony Corp. - ADR                                     3,475            990
Sterling Commerce, Inc. (a)                          2,100             72
Sterling Software, Inc. (a)                          5,400            170
Sun Microsystems, Inc. (a)                         201,223         15,570
Symantec Corp. (a)                                   5,500            322
Synopsys, Inc. (a)                                   2,400            159
Tandy Corp.                                         10,500            516
Tech Data Corp. (a)                                  7,200            195
Tellabs, Inc. (a)                                   33,700          2,161
Texas Instruments, Inc.                             93,436          9,052
Unisys Corp. (a)                                   117,400          3,749
USWeb Corp. (a)                                      2,000             89
Verio, Inc. (a)                                      1,800             83
VeriSign, Inc. (a)                                   3,500            669
Veritas Software Corp. (a)                          12,000          1,717
Vignette Corp. (a)                                     600             98
Vishay Intertechnology, Inc. (a)                    41,643          1,317
Xilinx, Inc. (a)                                    17,740            806
                                                                ---------
                                                                  356,722
                                                                ---------

Utilities - 9.2%
Adelphia Communications Corp. (a)                   30,600          2,006
Allegheny Energy, Inc.                              31,080            837
Allegiance Telecom, Inc. (a)                         1,300            119
Alliant Energy Corp. (a)                            21,520            592
Alltel Corp.                                        14,010          1,158
Ameren Corp.                                        23,770            778
American Electric Power Co., Inc.                    8,700            279
AT&T Corp.                                         197,995         10,048
Bell Atlantic Corp.                                186,100         11,457
BellSouth Corp.                                     66,670          3,121
Calpine Corp. (a)                                    5,200            333
Centennial Cellular Corp. Class A (a)                  100              8
Central & Southwest Corp.                           62,900          1,258
CenturyTel, Inc.                                    13,050            618
Cinergy Corp.                                       28,420            686
CMS Energy Corp.                                     4,230            132
Columbia Energy Group                               28,000          1,771
Comcast Corp. Special Class A                      115,300          5,823
Comsat Corp. Series 1                                6,324            126
Conectiv, Inc.                                       3,300             55
Consolidated Edison, Inc.                           22,700            783
Copper Mountain Networks, Inc. (a)                     200             10
Cox Communications, Inc. Class A (a)                35,100          1,808
DTE Energy Co.                                      26,300            825
Duke Energy Corp.                                    8,880            445
Edison International                                39,500          1,034
Energy East Corp.                                   31,200            649
Entergy Corp.                                       30,740            792
FirstEnergy Corp.                                   69,240          1,571
Florida Progress Corp.                               2,500            106
FPL Group, Inc.                                        400             17
Global Crossing, Ltd. (a)                            6,380            319
GPU, Inc.                                           39,030          1,168
GTE Corp.                                           92,900          6,555
Kansas City Power & Light Co.                        1,700             38
KeySpan Corp. (a)                                    5,300            123
MCI WorldCom, Inc. (a)                             412,713         21,874
National Fuel Gas Co.                                7,000            326
New Century Energies, Inc.                          16,360            497


11  Diversified Equity Fund

Diversified Equity Fund

                                                        December 31, 1999

                                                                 Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                   -------      ---------

Nokia Corp. - ADR                                   97,100         18,449
Northern States Power Co.                           20,350            397
OGE Energy Corp.                                     7,000            133
Peco Energy Co.                                      4,800            167
PG&E Corp.                                          41,360            848
Pinnacle West Capital Corp.                         16,800            513
Potomac Electric Power Co.                          18,800            431
Powertel, Inc. (a)                                     600             60
PP&L Resources, Inc.                                79,100          1,809
Public Service Co. of New Mexico                     5,970             97
Public Service Enterprise Group, Inc.               61,490          2,141
Quanta Services, Inc. (a)                            2,100             59
Questar Corp.                                       11,500            173
RCN Corp. (a)                                        7,800            378
Reliant Energy, Inc. NPV                            28,920            662
SBC Communications, Inc.                           258,326         12,593
Sprint Corp.                                       165,550         11,144
Sprint Corp. (PCS Group) (a)                        50,024          5,127
Telephone & Data Systems, Inc.                       5,200            655
Texas Utilities Co.                                113,710          4,044
U.S. West, Inc. NPV                                  1,700            122
Unicom Corp.                                         6,820            229
UtiliCorp United, Inc.                               6,630            129
Vodafone Group PLC - ADR                            97,720          4,837
Western Resources, Inc.                             23,270            396
Western Wireless Corp. NPV Class A (a)               8,200            546
Wisconsin Energy Corp.                              18,600            358
                                                                ---------
                                                                  146,642
                                                                ---------

Total Common Stocks
(cost $1,137,270)                                               1,463,336
                                                                ---------

Preferred Stocks - 0.1%
Sealed Air Corp. Series A New
   (conv.)                                          24,000          1,212
                                                                ---------

Total Preferred Stocks
(cost $878)                                                         1,212
                                                                ---------
                                                 PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                      $
                                                 ---------
Short-Term Investments - 8.1%
Frank Russell Investment Company
   Money Market Fund, due on demand (b)            122,000        122,000
United States Treasury Bills (c)(d)
4.660% due 01/20/00 (b)                              4,600          4,589
4.670% due 01/20/00 (b)                              3,000          1,995
5.390% due 06/29/00                                    700            681
                                                                ---------

Total Short-Term Investments
(cost $129,265)                                                   129,265
                                                                ---------

Total Investments - 99.8%
(identified cost $1,267,413)                                    1,593,813

Other Assets and Liabilities,
Net - 0.2%                                                          3,852
                                                                ---------

Net Assets - 100.0%                                             1,597,665
                                                                =========

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e)   Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

See accompanying notes which are an integeral part of the financial statements.

                                                     Diversified Equity Fund  12

Diversified Equity Fund

                                                               December 31, 1999

                                                                Unrealized
                                                    Number     Appreciation
                                                      of      (Depreciation)
                                                  Contracts       (000)
                                                   -------    --------------

Futures Contracts

Nasdaq 100 Index
   expiration date 03/00                                58         $2,705

S & P 500 Index
   expiration date 03/00                               253          2,543
                                                                ---------

Total Unrealized Appreciation
   (Depreciation) on Open Futures

   Contracts Purchased                                             $5,248
                                                                =========

See accompanying notes which are an integral part of the financial statements.


13  Diversified Equity Fund

Diversified Equity Fund

Statements of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                                                      December 31, 1999
Assets
Investments at market (identified cost $1,267,413) ..........................                $1,593,813
Foreign currency holdings (identified cost $19) .............................                        20
Receivables:
   Dividends ................................................................                     2,187
   Investments sold .........................................................                     3,857
   Fund shares sold .........................................................                     6,205
   From Advisor .............................................................                        22
   Daily variation margin on futures contracts ..............................                       329
Prepaid expenses ............................................................                         6
                                                                                             ----------

      Total assets ..........................................................                 1,606,439

Liabilities
Payables:
   Investments purchased ....................................................   $    6,080
   Fund shares redeemed .....................................................        2,165
   Accrued fees to affiliates ...............................................          312
   Other accrued expenses ...................................................          217
                                                                                ----------
      Total liabilities .....................................................                     8,774
                                                                                             ----------

Net Assets ..................................................................                $1,597,665
                                                                                             ==========

Net Assets Consist of:
Accumulated net realized gain (loss) ........................................                  $126,649
 Unrealized appreciation (depreciation) on:
   Investments ..............................................................                   326,400
   Futures contracts ........................................................                     5,248
   Foreign currency-related transactions ....................................                         1
Shares of beneficial interest ...............................................                       294
Additional paid-in capital ..................................................                 1,139,073
                                                                                             ----------

Net Assets ..................................................................                $1,597,665
                                                                                             ==========

Net Asset Value, offering and redemption price per share:
   Class C ($14,786,927 divided by 273,192 shares of $.01 par value
      shares of beneficial interest outstanding) ............................                $    54.13
                                                                                             ==========
   Class E ($12,958,217 divided by 238,076 shares of $.01 par value
      shares of beneficial interest outstanding) ............................                $    54.43
                                                                                             ==========
   Class S ($1,569,919,792 divided by 28,894,921 shares of $.01 par value
      shares of beneficial interest outstanding) ............................                $    54.33
                                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.


                                                     Diversified Equity Fund  14

Diversified Equity Fund

Statements of Operations

Amounts in thousands

                                                           Year Ended December 31, 1999
Investment Income
   Dividends ...............................................                 $   16,888
   Dividends from Money Market Fund ........................                      3,899
   Interest ................................................                        446
                                                                             ----------

      Total investment income ..............................                     21,233

Expenses
   Advisory fees ...........................................   $   10,643
   Administrative fees .....................................          734
   Custodian fees ..........................................          711
   Distribution fees - Class C .............................           49
   Transfer agent fees .....................................        1,263
   Professional fees .......................................           52
   Registration fees .......................................          182
   Shareholder servicing fees - Class C ....................           16
   Shareholder servicing fees - Class E ....................           31
   Trustees' fees ..........................................           10
   Miscellaneous ...........................................          123
                                                               ----------

      Total expenses .......................................                     13,814
                                                                             ----------

Net investment income ......................................                      7,419
                                                                             ----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .............................................      246,363
   Futures contracts .......................................       11,461       257,824
                                                               ----------
Net change in unrealized appreciation (depreciation) on:
   Investments .............................................      (16,913)
   Futures contracts .......................................        1,995       (14,918)
                                                               ----------    ----------

Net realized and unrealized gain (loss) ....................                    242,906
                                                                             ----------

Net increase (decrease) in net assets from operations ......                 $  250,325
                                                                             ==========

See accompanying notes which are an integral part of the financial statements.


15  Diversified Equity Fund

Diversified Equity Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                         Years Ended December 31,

                                                                           1999           1998
                                                                       -----------    -----------
Increase (Decrease) in Net Assets

Operations
   Net investment income ...........................................   $     7,419    $     7,673
   Net realized gain (loss) ........................................       257,824         92,820
   Net change in unrealized appreciation (depreciation) ............       (14,918)       174,452
                                                                       -----------    -----------

      Net increase (decrease) in net assets from operations ........       250,325        274,945
                                                                       -----------    -----------
Distributions
   From net investment income
      Class C ......................................................            (1)            --
      Class E ......................................................           (23)            (9)
      Class S ......................................................        (8,208)        (7,563)
   From net realized gain
      Class C ......................................................        (1,313)            --
      Class E ......................................................        (1,234)          (334)
      Class S ......................................................      (152,916)       (66,093)
                                                                       -----------    -----------

         Net decrease in net assets from distributions .............      (163,695)       (73,999)
                                                                       -----------    -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions ...       135,012        129,618
                                                                       -----------    -----------

Total net increase (decrease) in net assets ........................       221,642        330,564
Net Assets
   Beginning of period .............................................     1,376,023      1,045,459
                                                                       -----------    -----------
   End of period (including undistributed net investment
      income of $109 at December 31, 1998) .........................   $ 1,597,665    $ 1,376,023
                                                                       ===========    ===========

  See accompanying notes which are an integral part of the financial statements.


                                                     Diversified Equity Fund  16

Diversified Equity Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                       --------

Net Asset Value, Beginning of Period ..............................    $  52.04
                                                                       --------
Income From Operations
   Net investment income (loss) (a) ...............................        (.20)
   Net realized and unrealized gain (loss) ........................        8.14
                                                                       --------

      Total income from operations ................................        7.94
                                                                       --------
Distributions
   From net investment income .....................................        (.03)
   From net realized gain .........................................       (5.82)
                                                                       --------

      Total distributions .........................................       (5.85)
                                                                       --------

Net Asset Value, End of Period ....................................    $  54.13
                                                                       ========

Total Return (%)(b) ...............................................       15.83

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .......................      14,787

   Ratios to average net assets (%)(c):
      Operating expenses ..........................................        1.94
      Net investment income (loss) ................................        (.41)

   Portfolio turnover rate (%) ....................................      110.36

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


17  Diversified Equity Fund

Diversified Equity Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         Years Ended December 31,
                                                    ---------------------------------
                                                      1999        1998         1997*
                                                    --------    --------     --------
Net Asset Value, Beginning of Period ............   $  51.40    $  43.64     $  45.55
                                                    --------    --------     --------

Income From Operations
   Net investment income (a) ....................        .13         .10          .06
   Net realized and unrealized gain (loss) ......       8.81       10.34         7.97
                                                    --------    --------     --------

      Total income from operations ..............       8.94       10.44         8.03
                                                    --------    --------     --------

Distributions
   From net investment income ...................       (.09)       (.08)        (.07)
   From net realized gain .......................      (5.82)      (2.60)       (9.87)
                                                    --------    --------     --------

      Total distributions .......................      (5.91)      (2.68)       (9.94)
                                                    --------    --------     --------

Net Asset Value, End of Period ..................   $  54.43    $  51.40     $  43.64
                                                    ========    ========     ========

Total Return (%)(b) .............................      17.95       24.59        15.99

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....     12,958       9,007        2,839

   Ratios to average net assets (%)(c):
      Operating expenses ........................       1.19        1.33         1.63
      Net investment income .....................        .23         .21          .10

   Portfolio turnover rate (%) ..................     110.36      100.31       114.11

*     For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


                                                     Diversified Equity Fund  18

Diversified Equity Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        Years Ended December 31,
                                                 -----------------------------------------------------------------------
                                                     1999           1998           1997           1996           1995
                                                 -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .........   $     51.39    $     43.64    $     41.45    $     38.62    $     32.26
                                                 -----------    -----------    -----------    -----------    -----------

Income From Operations

   Net investment income (a) .................           .28            .30            .37            .48            .60
   Net realized and unrealized gain (loss) ...          8.79          10.34          12.06           8.15          10.63
                                                 -----------    -----------    -----------    -----------    -----------

      Total income from operations ...........          9.07          10.64          12.43           8.63          11.23
                                                 -----------    -----------    -----------    -----------    -----------

Distributions

   From net investment income ................          (.31)          (.29)          (.37)          (.48)          (.60)
   From net realized gain ....................         (5.82)         (2.60)         (9.87)         (5.32)         (4.27)
                                                 -----------    -----------    -----------    -----------    -----------

      Total distributions ....................         (6.13)         (2.89)        (10.24)         (5.80)         (4.87)
                                                 -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period ...............   $     54.33    $     51.39    $     43.64    $     41.45    $     38.62
                                                 ===========    ===========    ===========    ===========    ===========

Total Return (%) .............................         18.21          25.11          31.32          23.29          35.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..     1,569,920      1,367,016      1,042,620        699,691        530,645

   Ratios to average net assets (%):
      Operating expenses .....................           .93            .91            .92            .94            .95
      Net investment income ..................           .51            .62            .80           1.18           1.56

   Portfolio turnover rate (%) ...............        110.36         100.31         114.11          99.90          92.53

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


19  Diversified Equity Fund

Special Growth Fund

Portfolio Management Discussion

Deember 31, 1999 (Unaudited)

Objective: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Diversified Equity Fund.

Invests in: Primarily small capitalization and "emerging growth-type" US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of seven small capitalization stock fund managers with three separate and distinct investment styles.

  [The following table was depicted as a line graph in the printed material.]

            Special Growth -                               Lipper(R) Small
Dates                Class S       Rusell 2500(TM)**          Co. Growth++

  --                 $10,000                 $10,000               $10,000
1990                  $8,572                  $8,512                $8,982
1991                 $12,267                 $12,467               $13,569
1992                 $13,603                 $14,506               $15,299
1993                 $15,940                 $16,906               $17,777
1994                 $15,349                 $16,728               $17,594
1995                 $19,727                 $22,033               $23,020
1996                 $23,407                 $26,226               $27,570
1997                 $30,142                 $32,614               $33,267
1998                 $30,267                 $32,739               $33,072
1999                 $36,756                 $40,645               $43,885
--------------------------------------------------------------------------
Total               $216,230                $233,402              $243,997
==========================================================================

Special Growth Fund - Class S

Periods Ended
  12/31/99       Growth of $10,000    Total Return
-------------    -----------------    ------------
1 Year                $12,145           21.45%
5 Years               $23,947           19.07%ss.
10 Years              $36,756           13.89%ss.

Special Growth Fund - Class E+++

Periods Ended
  12/31/99       Growth of $10,000    Total Return
-------------    -----------------    ------------
1 Year                $12,119           21.19%
5 Years               $23,626           18.75%ss.
10 Years              $36,262           13.74%ss.

Special Growth Fund - Class C++++

Periods Ended
  12/31/99       Growth of $10,000    Total Return
-------------    -----------------    ------------
1 Year                $12,041           20.41%
5 Years               $23,475           18.60%ss.
10 Years              $36,032           13.67%ss.

Russell 2500(TM)Index

Periods Ended
  12/31/99       Growth of $10,000    Total Return
-------------    -----------------    ------------
1 Year                $12,415           24.15%
5 Years               $24,296           19.43%ss.
10 Years              $40,645           15.05%ss.

Lipper(R)Small Co. Growth Funds Benchmark

Periods Ended
  12/31/99       Growth of $10,000    Total Return
-------------    -----------------    ------------
1 Year                $13,268           32.68%
5 Years               $24,943           20.06%ss.
10 Years              $43,885           15.94%ss.


21  Special Growth Fund

Special Growth Fund

Portfolio Management Discussion

Deember 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Special Growth Fund Class S, Class E, and Class C shares reflected total returns of 21.45%, 21.19%, and 20.41%, respectively, as compared to the Russell 2500(TM) Index, which gained 24.15%. The Fund's performance lagged the 32.68% gain of other small cap funds tracked by Lipper(R) Analytical Services. The Fund's result reflects strong returns from its growth managers as the more value-oriented investors struggled in an extremely hostile environment for small cap value stocks.

Portfolio Highlights

Small capitalization stocks caught up with large cap issues at year end 1999. The Russell 2000(R) Index gained 18.45% in the fourth quarter to bring its annual gain to 21.26%, versus the Russell 1000(R) Index gain of 20.91%. Similar to its large cap counterparts, the performance of small cap stocks was dominated by technology shares, with small cap technology issues up more than 100% for the year. Disappointing security selection results accounted for the Fund's margin of underperformance. However, its underlying cause was tied much more to the disparities in returns being driven by valuation. As managers grew increasingly concerned about overvaluation, their decisions to rotate to more attractively valued alternatives led to significant underexposure to the strongest performing issues, generally the stocks of Internet companies. A consequent tactical value bias in the portfolio had a severe impact on performance results, as price momentum dominated the market.

Fund management grappled with performance trends during the period, notably late in the year, as managers increasingly moved away from stocks on valuation concerns. Efforts to fortify the Fund's growth exposure proved disappointing as the Fund's growth manager was unable to rationalize share prices on some of the market's hottest issues-which continued to post strong gains nonetheless. Complicating matters further was a scarce supply of investment manager alternatives or additions in the growth category, as market conditions led many investment management firms to close to new assets. Analysis of the Fund's structure may result in some changes in the manager line up and to manager allocations, with an objective of improving performance consistency in extreme market environments.

Top Ten Equity Holdings
(as a percent of Total Investments)          December 31, 1999

Tiffany & Co.                                       0.8%
MedImmune, Inc.                                     0.8
Calpine Corp.                                       0.7
Macromedia, Inc.                                    0.6
BJ Services Co.                                     0.6
LSI Logic Corp.                                     0.6
Alkermes, Inc.                                      0.6
VeriSign, Inc.                                      0.6
Business Objects SA - ADR                           0.6
Integrated Device Technology, Inc.                  0.5

Portfolio Characteristics                    December 31, 1999

Current P/E Ratio                                        18.0x
Portfolio Price/Book Ratio                               2.85x
Market Capitalization - $- Weighted Average           3.07 Bil
Number of Holdings                                         925

Money Managers                                     Styles

Delphi Management, Inc.                       Value
Fiduciary International, Inc.                 Growth
GlobeFlex Capital, L.P.                       Market-Oriented
Jacobs Levy Equity Management, Inc.           Value
Sirach Capital Management, Inc.               Growth
Wellington Management Company, LLP            Market-Oriented
Westpeak Investment Advisors, L.P.            Market-Oriented

*     Special Growth Fund Class S assumes initial investment on January 1, 1990.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this index has a market capitalization of about $2.0 billion. The Russell 2500 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper(R) Small Co. Growth Funds Benchmark is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+++ Special Growth Fund Class S perfomance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Special Growth Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                         Special Growth Fund  22

Special Growth Fund

Statement of Net Assets

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Common Stocks - 91.6%
Auto and Transportation - 3.7%
ABC Rail Products Corp. (a)                              13,700             112
AirTran Holdings, Inc. (a)                                2,000               9
Alaska Air Group, Inc. (a)                               37,200           1,307
Alexander & Baldwin, Inc.                                 6,200             140
America West Holding Corp. Class B (a)                   51,400           1,067
American Freightways Corp. (a)                           16,800             272
Arvin Industries, Inc.                                   13,700             389
Avis Rent A Car, Inc. (a)                                80,600           2,060
Borg-Warner Automotive, Inc.                              7,600             308
Budget Group, Inc. Class A (a)                           12,600             114
C.H. Robinson Worldwide, Inc.                             8,500             338
Carey International, Inc. (a)                             8,900             217
Coachmen Industries, Inc.                                56,800             859
Cooper Tire & Rubber Co.                                 26,900             419
Dollar Thrifty Automotive Group, Inc. (a)                44,300           1,060
Expeditors International of Washington, Inc.             18,200             789
Fleetwood Enterprises, Inc.                              18,300             377
FRP Properties, Inc. (a)                                  6,800             164
Lancaster Colony Corp.                                   25,500             845
Landair Corp. (a)                                        34,000             170
Landstar Systems, Inc. (a)                               15,100             629
Lear Corp. (a)                                           26,800             858
M.S. Carriers, Inc. (a)                                   2,500              59
Midwest Express Holdings, Inc. (a)                        5,800             185
Monaco Coach Corp. (a)                                    3,550              91
Monro Muffler Brake, Inc. (a)                            20,300             152
Navistar International Corp. (a)                         32,300           1,530
Newport News Shipbuilding, Inc.                           7,100             195
Offshore Logistics, Inc. (a)                             95,700             891
Pittston Burlington Group                                 2,400              26
Polaris Industries, Inc.                                 35,700           1,294
Roadway Express, Inc.                                     2,900              62
Skywest, Inc.                                            56,750           1,589
Superior Industries International, Inc                    6,100             164
Tower Automotive, Inc. (a)                               60,200             929
Transport Corp. of America (a)                           12,000             144
Trinity Industries, Inc.                                 81,200           2,309
UAL Corp. (a)                                             6,900             535
USA Truck, Inc. (a)                                      14,800             115
USFreightways Corp.                                      70,100           3,321
Wynn's International, Inc.                               10,000             141
Yellow Corp. (a)                                         11,400             192
                                                                        -------
                                                                         26,427
                                                                        -------

Consumer Discretionary - 16.2%
Aaron Rents, Inc.                                         9,600             170
Abercrombie & Fitch Co. Class A (a)                      51,100           1,364
Activision, Inc. (a)                                     22,800             349
Ambassadors International, Inc. (a)                      15,000             164
American Eagle Outfitters, Inc. NPV (a)                  43,800           1,971
American Greetings Corp. Class A                         77,900           1,840
Ames Department Stores, Inc. (a)                          7,200             207
AMFM, Inc. (a)                                           23,000           1,800
Anchor Gaming (a)                                         3,600             156
AnnTaylor Stores Corp. (a)                               66,950           2,306
Applebee's International, Inc.                           18,600             548
Argosy Gaming Co. (a)                                   108,600           1,690
Aztar Corp.  (a)                                        113,500           1,234
Barnes & Noble, Inc. (a)                                 12,800             264
Barra, Inc. (a)                                          14,500             464
BHC Communications, Inc. Class A                          2,400             384
BJ's Wholesale Club, Inc. (a)                            34,900           1,274
BOLDER Technologies Corp. (a)                            18,000             231
Bowne & Co., Inc.                                         7,400             100
Brinker International, Inc.  (a)                          8,500             204
Bristol Hotels & Resorts, Inc. (a)                       34,000             172
Brown Shoe Co., Inc                                       6,200              88
Brunswick Corp.                                          55,100           1,226
Catalina Marketing Corp. (a)                              2,800             324
Cato Corp. Class A                                        3,300              41
Cavanaughs Hospitality Corp. (a)                         18,000             149
CDI Corp. (a)                                             5,200             125
CEC Entertainment, Inc. (a)                              72,425           2,055
Central Newspapers, Inc. Class A                         82,500           3,248
Children's Comprehensive Services, Inc. (a)              25,000             144
Choice Hotels International, Inc. (a)                     3,900              67
Chris Craft Industries, Inc. (a)                          9,927             716
Citadel Communications Corp. (a)                          2,500             162
Claire's Stores, Inc.                                    84,300           1,886
Cole National Corp. Class A (a)                          30,000             150
Cornell Corrections, Inc. (a)                            18,300             153
Cox Radio, Inc. Class A (a)                               1,500             150
Cyberian Outpost, Inc. (a)                                6,500              64
Daisytek International Corp. (a)                          7,900             184
Dan River, Inc. Class A (a)                              25,200             129
Darden Restaurants, Inc.                                 11,700             212
David's Bridal, Inc. (a)                                 19,800             218
Deluxe Corp.                                             29,200             801
DeVry, Inc. (a)                                          62,000           1,155
Diamond Technology Partners, Inc. (a)                    18,500           1,593
Direct Focus, Inc. NPV (a)                                2,300              63
EduTrek International, Inc. Class A (a)                 100,000             100


23  Special Growth Fund

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Electronics Boutique Holdings  Corp. (a)                  7,000             126
Emmis Broadcasting Corp. Class A (a)                     18,500           2,306
Entercom Communications Corp. (a)                        25,000           1,650
Ethan Allen Interiors, Inc.                               8,500             273
Extended Stay America, Inc. (a)                           3,000              23
Family Dollar Stores, Inc.                               45,800             747
Footstar, Inc. (a)                                        3,900             119
Fossil, Inc. (a)                                         72,150           1,668
Franklin Covey Co. (a)                                    6,200              47
Funco, Inc. (a)                                          10,000             111
Furniture Brands International, Inc. (a)                 56,200           1,236
G & K Services, Inc. Class A                             24,000             770
Genesco, Inc. (a)                                        65,300             849
Grey Advertising, Inc.                                    5,025           1,995
GTECH Holdings Corp. (a)                                 25,300             557
Guitar Center, Inc. (a)                                  23,600             235
Handleman Co. (a)                                        98,300           1,315
Harland (John H.) Co.                                    44,400             813
Harte Hanks Communications                               46,500           1,011
Haverty Furniture Co., Inc.                               9,400             119
Hearst-Argyle Television, Inc. (a)                       45,800           1,219
Hispanic Broadcasting Corp. (a)                          10,300             948
Hollywood Park, Inc. (a)                                 72,100           1,618
Houghton Mifflin Co.                                     12,400             523
IHOP Corp. (a)                                            1,900              32
Ikon Office Solutions, Inc.                              26,400             180
Interim Services, Inc. (a)                               27,700             686
Iron Mountain, Inc. (a)                                   5,500             216
ITT Educational Services, Inc. (a)                       10,500             162
Jones Apparel Group, Inc. (a)                             3,500              95
Kellwood Co.                                              7,900             154
Knight-Ridder, Inc.                                      30,700           1,827
La-Z-Boy Inc.                                            11,000             185
Lamar Advertising Co. Class A (a)                        27,500           1,660
Learning Tree International, Inc. (a)                    14,800             411
Lee Enterprises, Inc.                                    50,000           1,597
Legato Systems, Inc. (a)                                 13,400             921
Linens 'N Things, Inc. (a)                                5,300             157
Lithia Motors, Inc., Class A (a)                          5,100              91
Liz Claiborne, Inc.                                       6,200             233
Mail-Well, Inc. (a)                                      15,700             212
Mandalay Resort Group (a)                                80,800           1,626
Manpower, Inc.                                           34,300           1,291
Maxim Group, Inc. (a)                                    26,000             140
McClatchy Co. Class A                                    57,575           2,490
McGraw-Hill, Inc.                                        20,500           1,263
Media General, Inc. Class A                               3,500             182
MeriStar Hotels & Resorts, Inc. (a)                      45,000             160
MGM Grand, Inc. (a)                                      14,000             704
Michaels Stores, Inc. (a)                                 8,500             240
Modem Media Poppe Tyson, Inc. (a)                        19,900           1,403
Movado Group, Inc.                                        2,600              56
Musicland Stores Corp. (a)                               15,700             132
O'Charleys, Inc. (a)                                     15,000             193
Ogden Corp.                                              12,300             147
On Assignment, Inc. (a)                                  45,000           1,333
Oshkosh B' Gosh, Inc. Class A                            10,000             195
Pacific Sunwear of California (a)                        75,800           2,411
Packaged Ice, Inc. (a)                                   34,000             111
Park Place Entertainment Corp. (a)                       87,700           1,096
Payless ShoeSource, Inc. (a)                              3,700             174
Penton Media, Inc.                                       60,017           1,440
Petco Animal Supplies, Inc. (a)                          26,600             386
Phillips-Van Heusen Corp.                                 7,900              66
Pierce Leahy Corp. (a)                                    4,400             190
Pomeroy Computer Resources, Inc. (a)                      8,000             104
Pre-Paid Legal Services, Inc. (a)                        30,000             720
Quicksilver, Inc. (a)                                    48,600             753
R.H. Donnelley Corp. (a)                                  9,000             170
RARE Hospitality International, Inc. NPV (a)              3,600              78
RCM Technologies, Inc. (a)                               13,000             219
RDO Equipment Co. Class A (a)                            18,400             108
Regis Corp.                                              37,000             694
RemedyTemp, Inc. Class A (a)                              9,200             161
Rent-Way, Inc. (a)                                       24,900             465
Reynolds & Reynolds Co. Class A                          46,600           1,049
Ross Stores, Inc.                                       136,700           2,452
Rural/Metro Corp. (a)                                    20,400              87
Ryan's Family Steak Houses, Inc. (a)                    116,800             989
S1 Corp. (a)                                              7,000             545
Saga Communications Class A (a)                          10,375             210
Salton, Inc. (a)                                         51,550           1,724
Scholastic Corp. (a)                                      5,800             361
Schultz Sav-o Stores, Inc.                               74,500             899
SCP Pool Corp. (a)                                        8,750             227
Scripps (E.W.) Co. Class A                               31,400           1,407
Sport Supply Group, Inc. (a)                             27,000             186
Springs Industries, Inc.                                  9,900             395
Stage Stores, Inc. (a)                                   55,000             127
Station Casinos, Inc. (a)                                24,200             543
Steinway Musical Instruments, Inc. (a)                    7,400             150
Sturm, Ruger & Co., Inc.                                  6,400              57
Talbots, Inc.                                            20,400             910
TETRA Technologies, Inc. (a)                             51,500             792
Tiffany & Co.                                            63,500           5,667
Timberland Co. Class A (a)                                2,100             111
Tommy Hilfiger Corp. (a)                                 38,100             888
Toro Co.                                                 32,900           1,228


                                                         Special Growth Fund  24

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Tupperware Corp.                                         17,200             291
United Stationers, Inc. (a)                               4,600             131
United Television, Inc.                                  11,350           1,538
USinternetworking, Inc. (a)                              26,175           1,825
Valassis Communications, Inc. (a)                        29,400           1,242
Value City Department Stores, Inc. (a)                    4,700              71
Venator Group, Inc. (a)                                  98,200             687
Wallace Computer Services, Inc.                           3,900              65
Warnaco Group, Inc. Class A                              10,000             123
Washington Post Co. Class B                               4,200           2,334
West Marine, Inc. (a)                                    20,900             174
Wilsons The Leather Experts, Inc. (a)                    15,000             276
WMS Industries, Inc. (a)                                107,400           1,410
Young & Rubicam, Inc.                                     1,900             134
Zale Corp. (a)                                           31,200           1,508
                                                                        -------
                                                                        114,906
                                                                        -------

Consumer Staples - 1.7%
Block Drug Co., Inc. Class A                             25,312             778
Canandaigua Brands Inc. Class A (a)                      11,200             571
Coca-Cola Bottling Co. Consolidated                      23,100           1,083
Coors (Adolph) Co. Class B                                4,300             226
Corn Products International, Inc.                        19,200             629
Earthgrains Co.                                          26,300             424
IBP, Inc.                                               118,800           2,138
International Home Foods, Inc. (a)                       16,100             280
Interstate Bakeries Corp.                                16,200             294
Nature's Sunshine Products, Inc.                         22,900             183
Pepsi Bottling Group, Inc. (The)                         45,700             757
Performance Food Group Co. (a)                            3,600              87
Ralcorp Holdings, Inc. (a)                                6,900             138
Robert Mondavi Corp. Class A (a)                          2,100              73
Ruddick Corp.                                             7,000             109
Schweitzer-Mauduit International, Inc.                   14,700             198
Smithfield Foods, Inc. (a)                                4,800             115
Smucker (J.M.) Co.                                        2,700              53
Standard Commercial Corp.                                30,000             107
Suiza Foods Corp. (a)                                     7,200             285
SuperValu, Inc.                                          68,100           1,362
Tootsie Roll Industries, Inc.                            28,000             922
U.S. Foodservice (a)                                     32,900             551
Universal Corp.                                          12,600             287
Universal Foods Corp.                                    17,200             350
                                                                        -------
                                                                         12,000
                                                                        -------

Financial Services - 12.3%
ACE, Ltd.                                                55,000             918
Advanta Corp. Class A                                    15,500             282
Affiliated Managers Group, Inc. (a)                       6,500             263
American Financial Group, Inc.                           10,500             277
American Financial Holdings, Inc. (a)                    13,000             163
American National Insurance Co.                           1,200              76
AmeriCredit Corp. (a)                                     6,700             124
AmerUs Life Holdings, Inc.                                3,400              78
Amplicon, Inc.                                           16,000             174
Andover Bancorp, Inc.                                     7,000             193
Area Bancshares Corp.                                     5,400             132
Astoria Financial Corp.                                  54,800           1,668
BancWest Corp.                                           15,600             304
Bank United Corp. Class A                                14,400             389
BankAtlantic Bancorp, Inc. Class A                      105,669             436
Bay View Capital Corp.                                   36,300             515
Bear Stearns Cos., Inc.                                  36,609           1,565
BISYS Group, Inc. (a)                                    52,000           3,387
BOK Financial Corp. (a)                                  12,463             252
Brookline Bancorp., Inc.                                  5,000              49
BSB Bancorp, Inc.                                         7,800             150
Capitol Federal Financial                                10,300             100
Capstead Mortgage Corp.                                  11,700              49
Charter One Financial, Inc.                              40,500             775
Citizens Banking Corp.                                    1,900              42
City National Corp.                                      36,700           1,209
Clark/Bardes Holdings, Inc. (a)                          10,500             151
CNA Surety Corp.                                          2,400              31
Cohoes Bancorp, Inc.                                     13,000             130
Colonial BancGroup, Inc.                                 96,000             996
Commerce Bancorp, Inc.                                    7,035             284
Commerce Bancshares, Inc.                                11,198             384
Commerce Group, Inc.                                      5,000             131
Commonwealth Bancorp, Inc.                                4,200              70
Compass Bancshares, Inc.                                  3,900              87
CompuCredit Corporation NPV (a)                           1,700              65
Concord EFS, Inc. (a)                                    56,700           1,456
Conning Corp.                                            19,000             159
Creditrust Corp. (a)                                      3,900              30
Cullen Frost Bankers, Inc.                               25,600             659
Dain Rauscher Corp.                                       1,500              70
Data Transmission Network Corp. (a)                       5,000              85
Delphi Financial Group, Inc. (a)                         15,953             479
Delta Financial Corp. (a)                                36,000             149
Dime Bancorp, Inc.                                       18,400             278
Dime Community Bancorp, Inc.                              7,900             146
Donaldson, Lufkin & Jenrette, Inc.                       36,000           1,742
Donegal Group, Inc.                                      27,000             170
Doral Financial Corp.                                    41,500             508
Downey Financial Corp.                                   15,655             316
DST Systems, Inc. (a)                                    41,000           3,129
E.W. Blanch Holdings, Inc.                                8,900             545
East West Bancorp, Inc.                                   4,300              47
Edwards (A.G.), Inc.                                     33,200           1,064


25  Special Growth Fund

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Enhance Financial Services Group, Inc.                   12,100             197
Everest Reinsurance Holdings, Inc.                       27,400             611
FBL Financial Group, Inc. Class A                         7,200             144
Fidelity National Financial                               6,490              93
Financial Security Assurance Holdings, Ltd.              12,200             636
First American Financial Corp.                           18,900             235
First Commonwealth Financial Corp.                        5,200              62
First Essex Bancorp, Inc.                                10,000             143
First Indiana Corp.                                       5,900             128
First Republic Bank (a)                                  15,900             374
First Tennessee National Corp.                           43,250           1,233
First Washington Bancorp, Inc.                            2,310              34
FirstFed Financial Corp.  (a)                            10,400             146
Flagstar Bancorp, Inc.                                    7,100             122
Freedom Securities Corp.                                 12,000             135
Fremont General Corp.                                    30,600             226
GA Financial, Inc.                                        9,300             123
Gables Residential Trust (b)                             52,000           1,248
GATX Corp.                                                2,300              78
Golden State Bancorp, Inc. (a)                           18,900             326
Greater Bay Bancorp NPV                                   2,500             107
Greenpoint Financial Corp.                               47,500           1,131
Hibernia Corp. Class A                                   12,900             137
Home Port Bancorp, Inc.                                   2,200              57
Hudson River Bancorp, Inc.                               15,000             150
Hudson United Bancorp NPV                                 2,781              71
Humphrey Hospitality Trust, Inc. (b)                     22,000             166
Imperial Bancorp (a)                                     19,600             473
Independence Community Bank Corp.                        19,900             248
Insurance Management Solutions Group, Inc. (a)           52,000             130
Intercontinental Life Corp. (a)                          13,200             122
Investors Financial Services Corp.                       36,100           1,656
IPC Holdings, Ltd.                                       60,200             895
Itla Cap Corp. (a)                                       12,000             149
Jack Henry & Assocociates, Inc.                          22,000           1,158
Jefferies Group, Inc.                                    47,000           1,034
JSB Financial, Inc.                                       2,200             114
Klamath First Bancorp, Inc.                              10,300             122
LandAmerica Financial Group, Inc.                         6,200             114
Legg Mason, Inc.                                         54,100           1,961
Lehman Brothers Holdings, Inc.                           23,400           1,982
Leucadia National Corp.                                  11,000             254
Liberty Financial Cos., Inc.                              5,400             124
LINC Capital, Inc. (a)                                   25,000             106
MAF Bancorp, Inc.                                        50,900           1,066
Markel Corp. (a)                                          7,500           1,163
Medical Assurance, Inc. (a)                               3,200              68
Mercantile Bankshares Corp.                               9,800             313
Mercury General Corp.                                     9,400             209
Metris Companies, Inc.                                   11,400             407
MGIC Investment Corp.                                    25,400           1,529
MONY Group, Inc. (The)                                   10,800             315
National City Bancorporation                              5,500              92
National Commerce Bancorp                                46,800           1,062
National Data Corp.                                       6,800             231
National Western Life Insurance Co. Class A (a)           2,000             137
Nationwide Financial Services, Inc. Class A              27,500             768
NCO Group, Inc. NPV (a)                                  35,600           1,061
Northrim Bank                                            14,000             137
OceanFirst Financial Corp.                                2,800              48
Old National Bancorp                                      5,465             177
Old Republic International Corp.                         46,000             627
One Valley Bancorp of West Virginia, Inc.                 4,400             135
Pacific Century Financial Corp.                          38,700             723
Pacific Gulf Properties, Inc. (b)                         7,000             142
Pan Pacific Retail Properties, Inc. (b)                   8,000             131
Paychex, Inc.                                            27,000           1,078
Penn Treaty American Corp. (a)                           12,000             189
Pennsylvania Real Estate Investment Trust (b)             7,000             102
Peoples Bank                                              3,000              63
Peoples Heritage Financial Group                         92,780           1,392
PFF Bancorp, Inc. (a)                                     3,300              64
PMI Group, Inc. (The)                                    34,800           1,699
Price (T. Rowe) & Associates, Inc.                       37,500           1,380
Profit Recovery Group International, Inc. (The) (a)      32,000             848
Protective Life Corp.                                    21,700             690
Provident Bankshares Corp.                                3,000              52
Quotesmith.com, Inc. (a)                                 14,700             165
Radian Group, Inc. (a)                                   60,200           2,875
RenaissanceRe Holdings, Ltd.                             37,000           1,512
Republic Bancorp, Inc.                                    5,610              68
Resource Bancshares Mortgage Group                       29,500             134
Richmond County Financial Corp.                           8,300             149
Riggs National Corp.                                     15,900             209
Roslyn Bancorp, Inc.                                     33,200             608
Scottish Annuity & Life Holdings, Ltd.                   16,000             130
SCPIE Holdings, Inc.                                      2,100              67
Seacoast Financial Services Corp. (a)                    14,000             141
Silicon Valley Bancshares (a)                            35,500           1,753
Sky Financial Group, Inc.                                40,000             805
Smith (Charles E.) Residential Realty, Inc. (b)          40,000           1,415
Sovereign Bancorp, Inc.                                 213,366           1,580


                                                         Special Growth Fund  26

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------
Sovran Self Storage, Inc.                                38,200             723
Stancorp Financial Group, Inc. NPV                       11,900             300
Staten Island Bancorp, Inc.                              17,600             317
Stewart Information Services Corp.                       24,100             321
SunGard Data Systems  (a)                                55,000           1,306
TCF Financial Corp.                                      10,000             249
Transatlantic Holdings, Inc.                             26,000           2,030
UICI (a)                                                  7,400              78
UMB Financial Corp.                                       1,760              65
Unico American Corp. NPV                                 17,100             120
Union Planters Corp.                                     31,475           1,241
Washington Federal, Inc.                                 20,579             404
Webster Financial Corp.                                  60,500           1,426
Weingarten Realty Investors (b)                           4,500             175
Wellsford Real Properties, Inc. (b)                      18,400             156
Westamerica Bancorporation                               45,000           1,257
WesterFed Financial Corp.                                 8,000             119
Whitney Holding Corp.                                     1,600              59
XL Capital, Ltd. Class A                                 22,000           1,141
                                                                        -------
                                                                         86,882
                                                                        -------

Health Care - 6.6%
Accredo Health, Inc. (a)                                  1,800              55
Affymetrix, Inc. NPV (a)                                 18,000           3,053
Alkermes, Inc. (a)                                       83,000           4,067
Alpharma, Inc. Class A                                    9,600             295
AmSurg Corp. Class A (a)                                 24,000             156
Apria Healthcare Group, Inc. (a)                         43,000             771
Assisted Living Concepts, Inc. (a)                      100,000             206
Bard (C.R.), Inc.                                        28,000           1,484
Bindley Western Industries, Inc.                         38,533             580
Biosite Diagnostics, Inc. (a)                            16,900             269
Cephalon, Inc. (a)                                       61,100           2,112
Conmed Corp. (a)                                          3,700              96
Cooper Companies, Inc. (a)                               14,100             425
Cor Therapeutics, Inc. (a)                               22,200             597
CorVel Corp. (a)                                          6,000             139
Coventry Health Care, Inc. (a)                           22,700             153
Cytyc Corp. (a)                                          35,200           2,152
Dura Pharmaceuticals, Inc. (a)                           11,000             153
First Health Group Corp. (a)                             56,000           1,505
Genzyme Corp.  (a)                                       12,100             543
Gilead Sciences, Inc. (a)                                14,000             756
Healthcare Services Group, Inc. (a)                      22,000             156
Humana, Inc. (a)                                         87,000             712
IDEC Pharmaceuticals Corp. (a)                           34,000           3,334
Immucor Corp. (a)                                        13,300             174
IRIDEX Corp. (a)                                         20,000             170
IVAX Corp. (a)                                           87,700           2,258
Jones Pharma, Inc.                                       23,300           1,011
King Pharmaceuticals, Inc. NPV (a)                        2,000             112
Laser Vision Centers, Inc. (a)                           48,200             506
Lincare Holdings, Inc. (a)                               53,200           1,845
Lunar Corp. (a)                                          20,400             140
Mallinckrodt, Inc.                                        8,200             261
MedImmune, Inc. (a)                                      33,600           5,569
Medquist, Inc. (a)                                       24,800             636
NBTY, Inc. (a)                                           68,800             757
Owens & Minor, Inc., Holding Co.                          9,300              83
Oxford Health Plans, Inc. (a)                            70,900             900
Patterson Dental Co. (a)                                  6,800             289
Perrigo Co. (a)                                           2,400              19
ProMedCo Management Co. (a)                              70,000             201
Province Healthcare Co. (a)                              58,100           1,104
QLT PhotoTherapeutics, Inc. NPV (a)                      31,700           1,855
Quest Diagnostics, Inc. (a)                              11,500             351
Renal Care Group, Inc. (a)                               79,300           1,849
Res-Care, Inc. (a)                                       12,000             152
Respironics, Inc.  (a)                                   15,700             125
Sierra Health Services, Inc. (a)                          6,000              40
Sola International, Inc. (a)                              8,000             111
St. Jude Medical, Inc.  (a)                               5,900             181
STAAR Surgical Co. (a)                                   16,900             162
Syncor International Corp. (a)                            3,300              94
Techne Corp. (a)                                          3,900             215
Trigon Healthcare, Inc. (a)                              27,700             817
Universal Health Services, Inc. Class B (a)               3,700             133
Varian Medical Systems, Inc. (a)                          4,400             131
VISX, Inc. (a)                                           10,600             549
Zoll Medical Corp. (a)                                    4,400             164
                                                                        -------
                                                                         46,733
                                                                        -------

Integrated Oils - 0.4%
Callon Petroleum Co. (a)                                 12,000             178
Cross Timbers Oil Co.                                    91,000             825
Equitable Resources, Inc.                                 7,800             260
Giant Industries, Inc. (a)                               80,200             672
Murphy Oil Corp.                                         15,800             906
Tesoro Petroleum Corp.  (a)                              12,900             149
                                                                        -------
                                                                          2,990
                                                                        -------

Materials and Processing - 7.4%
AK Steel Holding Corp.                                   63,700           1,202
AMCOL International Corp.                                 5,000              81
AptarGroup, Inc.                                         62,400           1,568
Ball Corp.                                               32,900           1,295
Banta Corp.                                              59,300           1,338
Boise Cascade Corp.                                      70,900           2,871
Bowater, Inc.                                             2,000             109
Brady Corp. Class A                                       5,300             180
Building Materials Holding Corp. (a)                     12,000             122


27  Special Growth Fund

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

BWay Corp. (a)                                           26,000             159
Cambrex Corp.                                             9,500             327
Capital Automotive                                          900              11
Carpenter Technology Corp.                                8,300             228
Centex Construction Products, Inc.                       23,100             901
Centex Corp.                                             45,000           1,111
Channell Commercial Corp. (a)                            18,000             203
Chemed Corp.                                              4,600             132
Cleveland-Cliffs, Inc.                                    9,700             302
Commercial Metals Co.                                    12,400             421
Cytec Industries, Inc. (a)                               18,500             428
Dal-Tile International, Inc. (a)                          3,600              36
Dayton Superior Corp. Class A (a)                         8,000             130
Dexter Corp.                                             11,900             473
Engle Homes, Inc.                                        13,800             166
Ethyl Corp.                                              21,600              85
Florida Rock Industries, Inc.                             5,500             189
Fluor Corp.                                              12,500             573
FMC Corp. (a)                                             3,900             224
Freeport-McMoRan Copper & Gold, Inc. Class B (a)         29,300             619
Fuller (H.B.) Co.                                         3,300             185
Geon Co.                                                 21,800             709
Georgia Gulf Corp.                                       49,200           1,498
Granite Construction, Inc.                               13,000             240
Hanna (M.A.) Co.                                         15,400             168
Hexcel Corp. (a)                                         35,000             195
IMC Global, Inc.                                          4,500              74
Intermet Corp.                                           18,500             215
Ionics, Inc. (a)                                            800              23
Jacob's Engineering Group, Inc. (a)                      10,800             351
Justin Industries, Inc.                                   3,800              56
Kaydon Corp.                                             36,000             965
Lafarge Corp.                                            41,600           1,149
Lesco, Inc.                                              13,000             221
Louisiana Pacific Corp.                                  70,800           1,009
Lubrizol Corp.                                           63,300           1,954
Lydall, Inc. (a)                                         26,400             175
MacDermid, Inc.                                          23,000             944
Martin Marietta Materials, Inc.                          20,000             820
Meritage Corp. (a)                                       14,000             153
Millennium Chemicals, Inc.                               26,700             527
Minerals Technologies, Inc.                              38,000           1,522
Morrison Knudsen Corp. (a)                               10,800              84
Mueller Industries, Inc. (a)                              7,800             283
NCI Building Systems, Inc. (a)                           13,800             255
Newmont Mining Corp.                                     21,900             537
NN Ball & Roller, Inc.                                   25,000             169
Nortek, Inc. (a)                                         28,900             809
Northwest Pipe Co. (a)                                   10,700             146
OM Group                                                  9,100             313
Palm Harbor Homes, Inc. (a)                              10,000             180
Penford Corp.                                            12,200             210
Phelps Dodge Corp.                                       31,200           2,094
Plum Creek Timber Co., Inc. (b)                          35,500             888
Potlatch Corp.                                            8,200             366
Quaker Fabric Corp. (a)                                  35,000             149
Quanex Corp.                                              8,400             214
Reliance Steel & Aluminum Co.                             9,300             218
Rock-Tenn Co. Class A                                     5,200              77
RPM, Inc. (Ohio)                                         28,400             289
Ryerson Tull, Inc.                                       16,400             319
Schulman (A.), Inc.                                      47,000             764
Scotts Co. (The) Class A (a)                             35,000           1,409
SIFCO Industries                                         63,000             437
Sigma Aldrich Corp.                                       8,400             252
Simpson Manufacturing Co., Inc. (a)                       3,900             171
Solutia, Inc.                                             5,100              79
Southdown, Inc.                                          24,000           1,238
Spartech Corp.                                            6,200             200
SPS Technologies, Inc. (a)                                2,500              80
St. Joe Co. (The)                                        59,500           1,447
Temple-Inland, Inc.                                      15,100             996
Texas Industries, Inc.                                   48,450           2,061
Tractor Supply Co. (a)                                   10,900             174
USEC, Inc.                                               31,200             218
USG Corp.                                                73,800           3,477
USX-U.S. Steel Group                                     39,100           1,290
Waters Corp. (a)                                          5,400             286
Webb (Del E.) Corp. (a)                                  11,800             294
Wellman, Inc.                                             8,000             149
Westinghouse Air Brake Co.                               21,780             387
Westvaco Corp.                                           13,600             444
Worthington Industries, Inc.                             10,900             180
                                                                        -------
                                                                         52,270
                                                                        -------

Miscellaneous - 1.2%
Agribrands International, Inc. (a)                        8,600             396
ChoicePoint, Inc. (a)                                    45,000           1,861
Crestline Capital Corp. (a)                               5,700             118
LNR Property Corp.                                       65,500           1,302
MAXIMUS, Inc. (a)                                        37,000           1,256
Quest Education Corp. (a)                                20,000             175
Safety-Kleen Corp. (a)                                   41,300             467
SFX Entertainment, Inc. (a)                              27,500             995
Stone Energy Corp. (a)                                   23,700             844
URS Corp. (a)                                            61,100           1,325
                                                                        -------
                                                                          8,739
                                                                        -------

Other Energy - 5.0%
Apache Corp.                                              6,300             233
Barrett Resources Corp. (a)                              36,200           1,066


                                                         Special Growth Fund  28

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

BJ Services Co. (a)                                     103,700           4,336
Chesapeake Energy Corp. (a)                              29,400              70
Clayton Williams Energy, Inc. (a)                        10,500             124
Cleco Corp.                                               5,600             180
Cooper Cameron Corp. (a)                                 23,000           1,126
Devon Energy Corp.                                       59,600           1,959
Dynegy, Inc.                                             11,900             289
Edge Petroleum Corp. (a)                                 56,000             154
EEX Corp. (a)                                            19,100              56
ENSCO International, Inc.                                11,000             252
EOG Resources, Inc.                                     106,000           1,862
Global Marine, Inc. (a)                                  71,700           1,192
Helmerich & Payne, Inc.                                  79,200           1,728
Horizon Offshore, Inc. (a)                               27,300             147
Kinder Morgan, Inc.                                      49,400             997
Mallon Resources Corp. (a)                               30,800             181
Marine Drilling Co, Inc. (a)                             15,000             337
Mitcham Industries, Inc. (a)                             40,000             133
Mitchell Energy & Development Corp.                       2,400              52
Nabors Industries, Inc. (a)                              53,000           1,640
Noble Affiliates, Inc.                                   47,500           1,018
Noble Drilling Corp.  (a)                                23,100             757
Northwestern Corp.                                        6,800             150
Nuevo Energy Co. (a)                                     13,800             259
OMNI Energy Services Corp. (a)                           70,000              74
ONEOK, Inc.                                              15,100             379
Pioneer Natural Resources Co. (a)                        91,200             815
Pride International, Inc. NPV (a)                         7,100             104
Rowan Cos., Inc. (a)                                     64,000           1,388
Santa Fe International Corp.                             67,000           1,733
Seacor Holdings, Inc. (a)                                20,200           1,044
Seitel, Inc. (a)                                         18,700             126
Smith International, Inc.  (a)                           18,000             894
Supreme Industries, Inc. Class A (a)                     17,405             108
Talisman Energy, Inc. (a)                                37,600             968
Tidewater, Inc.                                          53,300           1,918
Titan Exploration, Inc. (a)                              37,100             190
Transocean Sedco Forex, Inc. NPV (a)                     27,000             910
Ultramar Diamond Shamrock Corp.                          50,500           1,145
UniSource Energy Corp. NPV (a)                           16,700             187
Unit Corp. (a)                                           25,000             192
UTI Energy Corp. (a)                                      2,800              65
Varco International, Inc. (a)                            56,500             576
Veritas DGC, Inc. (a)                                    56,800             795
Vintage Petroleum, Inc. (a)                             113,250           1,365
                                                                        -------
                                                                         35,274
                                                                        -------

Producer Durables - 6.9%
Advanced Lighting Technologies, Inc. (a)                 29,700             171
Ag-Chem Equipment Co., Inc. (a)                          14,000             145
American Homestar Corp. (a)                              35,000             137
ANTEC Corp. (a)                                          18,500             675
Applied Industrial Technology, Inc.                       2,200              37
Astec Industries, Inc. (a)                                7,600             143
Belden, Inc.                                              8,500             179
Briggs & Stratton Corp.                                  39,400           2,113
C&D Technologies, Inc.                                    5,500             234
Cascade Corp.                                             9,900              91
Celestica, Inc. NPV (a)                                  18,000             999
CFM Technologies, Inc. (a)                               15,600             148
Champion Enterprises, Inc. (a)                           22,700             194
Chart Industries, Inc.                                   47,000             188
Clayton Homes, Inc.                                      46,600             428
Cohu, Inc.                                               84,000           2,573
Columbus McKinnon Corp.                                  37,500             375
CommScope, Inc. (a)                                      34,500           1,391
Cordant Technologies, Inc.                                2,300              76
Crossmann Communities, Inc. (a)                           9,500             145
CTS Corp.                                                10,300             776
Cummins Engine Co., Inc.                                 36,300           1,754
D.R. Horton, Inc.                                        96,900           1,338
Detroit Diesel Corp.                                     16,200             311
Diebold, Inc.                                            57,100           1,342
Donaldson Co., Inc.                                       9,800             236
DuPont Photomasks, Inc. (a)                               3,700             178
FARO Technologies, Inc. (a)                              52,000             153
Farr Co. (a)                                             15,750             154
FLIR Systems, Inc. (a)                                    8,000             129
Foster Wheeler Corp.                                     21,700             193
Gardner Denver Machinery, Inc. (a)                       12,000             200
Gemstar International Group, Ltd. (a)                    27,000           1,920
GenRad, Inc. (a)                                         41,600             671
Helix Technology Corp.                                    4,000             179
Hubbell, Inc. Class B                                    17,500             477
inTEST Corp. (a)                                         16,000             288
Itron, Inc. (a)                                          28,000             168
Johnson Controls, Inc.                                    6,300             358
Jore Corp. NPV (a)                                       21,000             164
Kaman Corp. Class A                                       4,700              60
Kaufman & Broad Home Corp.                               34,900             844
KLA Instruments Corp. (a)                                18,500           2,059
Kulicke & Soffa Industries, Inc. (a)                     21,900             931
Lennar Corp.                                             51,000             829
Litton Industries, Inc. (a)                              31,900           1,591
M.D.C. Holdings, Inc.                                     7,900             124
Manitowoc Co., Inc.                                      15,550             529
Mark IV Industries, Inc.                                 21,200             375


29  Special Growth Fund

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Microwave Power Devices, Inc. (a)                        22,100             157
Moog, Inc. (a)                                            8,200             221
MTS Systems Corp.                                         8,400              65
NACCO Industries, Inc. Class A                            2,000             111
National Service Industries, Inc.                        27,900             823
NVR, Inc. (a)                                            26,800           1,280
Orbital Sciences Corp. Class A (a)                       10,400             193
OYO Geospace Corp. (a)                                   21,700             222
Pall Corp.                                               39,900             860
Pittway Corp. Class A                                    45,534           2,040
Powell Industries, Inc. (a)                              26,000             179
Pulte Corp.                                              67,700           1,523
Ryland Group, Inc.                                       45,200           1,042
Sauer, Inc.                                              16,200             147
Sawtek, Inc. (a)                                         28,200           1,877
Smith (A.O.) Corp.                                        7,800             171
Spectra-Physics Lasers, Inc. (a)                         10,000             280
SPX Corp. (a)                                             4,400             356
Standard Pacific Corp.                                   12,900             142
Starrett (L.S.) Co. Class A                              30,100             675
TB Wood's Corporation                                    20,000             170
Tecumseh Products Co. Class A                             5,100             240
Tennant Co.                                               5,000             164
Teradyne, Inc. (a)                                       32,764           2,163
Terex Corp. (a)                                          59,900           1,662
Toll Brothers, Inc. (a)                                  64,000           1,192
U.S. Home Corp. (a)                                       7,400             189
Waste Connections, Inc. (a)                              44,100             628
Watts Industries, Inc. Class A                            4,300              63
York International Corp.                                 19,600             538
                                                                        -------
                                                                         48,146
                                                                        -------

Technology - 24.3%
Actel Corp. (a)                                           7,000             168
Actuate Corp. (a)                                        14,000             599
Adaptec, Inc. (a)                                        68,750           3,425
Advanced Digital Information (a)                         29,000           1,410
Advanced Micro Devices, Inc. (a)                         61,700           1,785
Affiliated Computer Services, Inc. Class A (a)           34,700           1,596
Akamai Technologies, Inc. (a)                             1,600             524
Allaire Corp. (a)                                        15,800           2,312
Alliant Techsystems, Inc.  (a)                            3,400             212
Alpha Industries, Inc. (a)                               20,000           1,135
American Management Systems, Inc. (a)                    23,800             742
American Xtal Technology, Inc. (a)                        5,600              97
Amkor Technology, Inc. (a)                              100,300           2,821
Amphenol Corp. Class A (a)                                3,100             206
Anixter International, Inc. (a)                          12,200             252
ARIS Corp. NPV (a)                                       16,500             190
Arrow Electronics, Inc. (a)                              96,700           2,454
AstroPower, Inc. (a)                                     12,000             167
AudioCodes, Ltd. (a)                                      3,600             328
Avant! Corp. (a)                                         19,700             296
Avnet, Inc.                                              33,400           2,021
AVX Corp.                                                26,400           1,318
Bell & Howell Co. (a)                                     5,100             162
Benchmark Electronics, Inc. (a)                           5,100             117
BindView Development Corp. (a)                           35,300           1,752
Burr-Brown Corp. (a)                                      6,150             221
Business Objects SA - ADR (a)                            29,750           3,931
Cable Design Technologies Corp. (a)                      83,000           1,909
CACI International, Inc. Class A (a)                      6,400             145
Celeritek, Inc. (a)                                      20,000             386
CFI ProServices, Inc. (a)                                20,600             167
Check Point Software Technologies, Ltd. NPV (a)           2,000             397
China.com Corp. Class A (a)                              16,500           1,304
CIENA Corp. (a)                                          27,300           1,570
Clarent Corp. (a)                                         3,600             279
Clarify, Inc. (a)                                        19,000           2,406
Coherent, Inc. (a)                                        8,000             212
Comverse Technology, Inc. (a)                            23,100           3,342
Conexant Systems, Inc. (a)                               11,200             740
Cotelligent Group, Inc. (a)                              35,000             188
Covad Communications Group, Inc. (a)                     41,300           2,297
CSG Systems International, Inc. (a)                      24,000             944
CyberSource Corp. (a)                                    10,000             519
Cypress Semiconductor Corp.  (a)                         34,300           1,110
Dallas Semiconductor Corp.                               13,200             851
Digex, Inc. (a)                                          13,000             884
DoubleClick, Inc. (a)                                     8,000           2,025
DSET Corp. (a)                                            7,900             295
DSP Group, Inc. (a)                                      16,000           1,486
E-Tek Dynamics, Inc. (a)                                 13,300           1,786
eCollege.com (a)                                          8,200              90
Electronics For Imaging, Inc. (a)                        26,300           1,539
EMCORE Corp. NPV (a)                                      7,000             233
EMS Technologies, Inc. (a)                               12,700             144
Equinox Systems, Inc. (a)                                21,100             181
Excel Technology, Inc. (a)                               10,000             175
Extreme Networks, Inc. (a)                               22,600           1,887
Fairchild Corp. (The) Class A (a)                        20,800             189
Globecomm Systems, Inc. (a)                              14,900             372
Go2Net, Inc. (a)                                         37,850           3,293
Harmon Industries, Inc.                                  11,200             133
Harris Corp.                                             51,800           1,382
HotJobs.com, Ltd. (a)                                    24,200           1,062
i2 Technologies, Inc. (a)                                 9,500           1,849
iBasis, Inc. (a)                                          5,800             167


                                                         Special Growth Fund  30

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Imation Corp. (a)                                        25,500             856
In Focus Systems, Inc. (a)                               64,800           1,503
Informatica Corp. (a)                                     1,400             147
Inktomi Corp. (a)                                        23,600           2,092
Integrated Device Technology, Inc. (a)                  124,200           3,594
Integrated Silicon Solution, Inc. (a)                   144,700           2,369
Inter-Tel, Inc.                                           3,900              97
Internap Network Services Corp. (a)                       6,000           1,037
International FiberCom, Inc. NPV (a)                     24,000             188
Interphase Corp. NPV (a)                                  6,400             134
Intertrust Technologies Corp. (a)                         4,500             529
InterVoice, Inc. (a)                                      8,800             205
IntraNet Solutions, Inc. (a)                             12,500             459
ISS Group, Inc. (a)                                      30,000           2,130
ITI Technologies, Inc. (a)                                6,000             180
J.D. Edwards & Co. (a)                                   20,800             621
JDS Uniphase Corp. (a)                                   15,000           2,419
Kemet Corp. (a)                                          24,100           1,086
Key Tronic Corp. (a)                                     37,000             143
Kronos, Inc. (a)                                          2,550             155
Lam Research Corp. (a)                                   12,600           1,406
Landmark Systems Corp. (a)                                3,500              36
Latitude Communications, Inc. (a)                        25,700             670
LCC International, Inc. Class A (a)                      17,000             340
Littlefuse, Inc. (a)                                      4,100              99
LSI Logic Corp. (a)                                      62,300           4,205
Macromedia, Inc. (a)                                     61,950           4,530
Media Metrix, Inc. (a)                                   13,000             465
Mercury Interactive Corp. (a)                            31,100           3,357
Microchip Technology, Inc. (a)                           21,200           1,454
Micromuse, Inc. (a)                                      10,000           1,700
Micron Electronics, Inc. (a)                              7,900              88
MICROS Systems, Inc. (a)                                  5,600             414
Microsemi Corp. (a)                                      20,000             176
MP3.com, Inc. (a)                                         4,000             128
MRV Communications, Inc. (a)                              2,000             126
N2H2, Inc. (a)                                           27,400             644
National Computer Systems, Inc.                           6,700             251
National Instruments Corp. (a)                           36,525           1,397
National Semiconductor Corp. (a)                         25,400           1,087
Net2Phone, Inc. (a)                                      17,700             811
Network Appliance, Inc. (a)                              30,600           2,540
Network Associates, Inc. (a)                             44,700           1,190
Network Equipment  Technologies, Inc. (a)                17,700             209
Network Solutions, Inc. Class A (a)                       2,900             631
New Era of Networks, Inc. (a)                             9,000             429
nFront, Inc. NPV (a)                                      4,300              86
NorthPoint Communications Group, Inc. (a)                40,300             960
OnDisplay, Inc. (a)                                       2,700             244
Online Resources & Communications Corp. (a)               9,700             159
Open Market, Inc. (a)                                    12,000             542
Ortel Corp. (a)                                          10,000           1,198
OSI Systems, Inc. (a)                                    30,000             155
Park Electrochemical Corp.                               14,700             390
PC-Tel, Inc. (a)                                          1,800              94
Pericom Semiconductor Corp.  (a)                         13,100             344
PerkinElmer, Inc. (a)                                    24,100           1,005
Photronics, Inc. (a)                                     30,000             857
Pioneer-Standard Electronics, Inc.                        7,000             101
PMC - Sierra, Inc. (a)                                    9,000           1,442
Printronix, Inc. (a)                                      7,700             175
PSINET, Inc. (a)                                         35,000           2,161
QLogic Corp. (a)                                         21,300           3,405
Quest Software, Inc. NPV (a)                              5,600             558
Rare Medium Group, Inc. (a)                              14,200             479
Rational Software Corp. (a)                              36,000           1,769
RealNetworks, Inc. (a)                                    8,100             975
Redback Networks, Inc. (a)                                8,000           1,414
REMEC, Inc. (a)                                           8,800             224
RF Micro Devices, Inc. (a)                                4,300             293
RF Monolithics, Inc. (a)                                 16,500              95
Rogers Corp. (a)                                          5,000             191
Safeguard Scientifics, Inc.  (a)                         21,800           3,533
Scientific-Atlanta, Inc.                                 26,500           1,474
SDL, Inc. (a)                                             9,800           2,136
SeaChange International, Inc. (a)                         9,650             340
Secure Computing Corp. (a)                               12,200             153
Sequa Corp. (a)                                           2,200             119
ShopNow.com, Inc. (a)                                    30,300             572
Siliconix, Inc. (a)                                       8,300           1,076
Sterling Software, Inc. (a)                              52,700           1,660
Stoneridge, Inc. (a)                                      6,300              97
Sybase, Inc. (a)                                         11,900             202
Symantec Corp. (a)                                       20,000           1,172
Symbol Technologies, Inc.                                13,000             826
Synopsys, Inc. (a)                                       15,000             997
Systemax, Inc. (a)                                        7,800              66
Tech-Sym Corp. (a)                                       41,300             852
Tekelec, Inc. (a)                                        10,000             223
Titan Corp. (a)                                           5,600             264
TSI International Software, Ltd. (a)                     20,000           1,130
USWeb Corp. (a)                                          13,700             609
Varian Semiconductor Equipment Associates, Inc. (a)      49,000           1,662
Verio, Inc. (a)                                          63,600           2,937
VeriSign, Inc. (a)                                       20,600           3,936
Veritas Software Corp. (a)                               20,000           2,860
Verity, Inc. (a)                                         15,800             672
ViaSat, Inc. (a)                                          3,200             155


31  Special Growth Fund

Special Growth Fund

                                                              December 31, 1999

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------

Vignette Corp. (a)                                        9,000           1,465
Vishay Intertechnology, Inc.  (a)                         8,600             272
Visio Corp. (a)                                          13,600             646
Volt Information Sciences, Inc. (a)                       3,600              86
WebTrends Corp. NPV (a)                                  16,800           1,351
Xilinx, Inc. (a)                                         15,600             709
Xircom, Inc. (a)                                         32,000           2,400
                                                                        -------
                                                                        172,474
                                                                        -------

Utilities - 5.9%
Alliant Energy Corp. (a)                                 23,000             633
Amdocs, Ltd. (a)                                         14,000             483
American Water Works, Inc.                                  800              17
Arch Communications Group, Inc. (a)                      21,500             142
Associated Group, Inc. (The) Class A (a)                  8,000             732
Black Hills Corp.                                         2,300              51
BroadWing, Inc. (a)                                      80,000           2,950
Calpine Corp. (a)                                        76,800           4,914
Cascade Natural Gas Corp.                                 8,000             129
CFW Communications Co. NPV                                6,900             236
CH Energy Group, Inc. (a)                                 5,100             168
Citizens Utilities Co. Class B (a)                       61,300             870
Columbia Energy Group                                    41,200           2,606
Commonwealth Telephone Enterprises, Inc. (a)             13,000             683
Conectiv, Inc.                                           41,300             694
Copper Mountain Networks, Inc. (a)                       12,900             626
Dycom Industries, Inc. (a)                               23,800           1,048
Energen Corp.                                             7,100             128
Energy East Corp.                                        36,900             768
Global TeleSystems Group, Inc. (a)                       30,000           1,039
GST Telecommunications, Inc. (a)                         24,900             226
Hawaiian Electric Industries, Inc.                       33,300             962
Idacorp, Inc.                                             9,300             249
Illinova Corp.                                           35,000           1,216
Indiana Energy, Inc.                                      5,333              95
Jones Intercable, Inc. Class A (a)                       38,500           2,634
Laclede Gas Co.                                           2,300              50
Leap Wireless International, Inc. (a)                     1,400             109
MDU Resources Group, Inc.                                11,400             228
Metrocall, Inc. (a)                                      60,000              98
Midcoast Energy Resources, Inc.                          10,000             168
Minnesota Power, Inc.                                    27,400             464
National Fuel Gas Co.                                     1,800              84
New Jersey Resources Corp.                                2,300              90
Niagara Mohawk Holdings, Inc. (a)                        69,400             967
NICOR, Inc.                                              13,100             426
NiSource, Inc. NPV                                        8,200             147
North Pittsburgh Systems, Inc.                            4,200              62
Northwest Natural Gas Co.                                16,000             348
NUI Corp.                                                 9,200             243
OGE Energy Corp.                                         19,900             378
Paging Network, Inc. (a)                                170,600             133
Peoples Energy Corp.                                     15,500             519
Piedmont Natural Gas Co., Inc.                            5,100             154
Pinnacle Holdings, Inc. (a)                               7,000             298
Powerwave Technologies, Inc. (a)                         11,200             653
Price Communications Corp. (a)                           39,500           1,099
Primus Telecommunications Group, Inc. (a)                12,000             459
Public Service Co. of New Mexico                         72,200           1,172
Questar Corp.                                             8,800             132
Razorfish, Inc. (a)                                       4,300             409
RGS Energy Group, Inc.                                   19,500             401
RSL Communications, Ltd. Class A (a)                     33,000             563
SBA Communications Corp. (a)                             14,500             264
Sierra Pacific Resources NPV                             10,300             178
South Jersey Industries, Inc.                             5,900             168
Southwest Gas Corp.                                      12,000             276
Time Warner Telecom, Inc. Class A (a)                    20,000             993
TNP Enterprises, Inc.                                     2,900             120
UGI Corp.                                                35,200             719
United Illuminating Co.                                   6,500             334
United States Cellular Corp. (a)                         21,000           2,120
UtiliCorp United, Inc.                                   55,200           1,072
Western Resources, Inc.                                  48,000             816
Wisconsin Energy Corp.                                   27,300             526
                                                                        -------
                                                                         41,739
                                                                        -------

Total Common Stocks
(cost $506,490)                                                         648,580
                                                                        -------

Preferred Stocks - 0.0%
Sovereign Bancorp, Inc. (conv.)                           2,500             121
                                                                        -------

Total Preferred Stocks
(cost $125)                                                                 121
                                                                        -------


                                                         Special Growth Fund  32

Special Growth Fund

                                                              December 31, 1999

                                                       Principal        Market
                                                         Amount          Value
                                                         (000)           (000)
                                                           $               $
                                                        -------         -------

Long-Term Investments - 0.0%
Veterinary Centers of America, Inc. (conv.)
 5.250% due 05/01/06                                        250             164
                                                                        -------

Total Long-Term Investments
(cost $182)                                                                 164
                                                                        -------

Short-Term Investments - 8.3%
Frank Russell Investment Company Money Market
    Fund, due on demand (c)                              55,670          55,670
United States Treasury Bills (c)(d)(e)
    4.670% due 01/20/00                                   3,150           3,142
                                                                        -------

Total Short-Term Investments
(cost $58,812)                                                           58,812
                                                                        -------

Total Investments - 99.9%
(identified cost $565,609)                                              707,677

Other Assets and Liabilities,
Net - 0.1%                                                                  935
                                                                        -------

Net Assets - 100.0%                                                     708,612
                                                                        =======

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   Real Estate Investment Trust (REIT).
(c)   At amortized cost, which approximates market.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)   Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value



                                                        Number
                                                          of       Depreciation
                                                       Contracts*     (000)
                                                       ---------     -------

Futures Contracts

S&P 400 Midcap Index
    expiration date 03/00                                   161          $1,634

S&P 500 Index
    expiration date 03/00                                    51             602
                                                                        -------

Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                                  $2,236
                                                                        =======

See accompanying notes which are an integral part of the financial statements.


33  Special Growth Fund

Special Growth Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)               December 31, 1999

Assets
Investments at market (identified cost $565,609) ..........................              $707,677
Receivables:
   Dividends and interest .................................................                   611
   Investments sold .......................................................                 1,241
   Fund shares sold .......................................................                 2,003
   Daily variation margin on futures contracts ............................                   269
Prepaid expenses ..........................................................                     5
                                                                                         --------

      Total assets ........................................................               711,806

Liabilities
Payables:
   Investments purchased ..................................................   $  2,190
   Fund shares redeemed ...................................................        671
   Accrued fees to affiliates .............................................        227
   Other accrued expenses .................................................        106
                                                                              --------

      Total liabilities ...................................................                 3,194
                                                                                         --------

Net Assets ................................................................              $708,612
                                                                                         ========

Net Assets Consist of:
Accumulated net realized gain (loss) ......................................              $ 21,705
Unrealized appreciation (depreciation) on:
   Investments ............................................................               142,068
   Futures contracts ......................................................                 2,236
Shares of beneficial interest .............................................                   144
Additional paid-in capital ................................................               542,459
                                                                                         --------

Net Assets ................................................................              $708,612
                                                                                         ========

Net Asset Value, offering and redemption price per share:
   Class C ($5,989,794 divided by 124,210 shares of $.01 par value
      shares of beneficial interest outstanding) ..........................              $  48.22
                                                                                         ========
   Class E ($5,410,661 divided by 111,434 shares of $.01 par value
      shares of beneficial interest outstanding) ..........................              $  48.55
                                                                                         ========
   Class S ($697,211,152 divided by 14,175,680 shares of $.01 par value
      shares of beneficial interest outstanding) ..........................              $  49.18
                                                                                         ========

  See accompanying notes which are an integral part of the financial statements.


                                                         Special Growth Fund  34

Special Growth Fund

Statement of Operations

Amounts in thousands

                                                   Year Ended December 31, 1999

Investment Income
   Dividends ..............................................            $  5,190
   Dividends from Money Market Fund .......................               1,597
   Interest ...............................................                 250
                                                                       --------

      Total investment income .............................               7,037

Expenses
   Advisory fees .......................................... $  5,557
   Administrative fees ....................................      310
   Custodian fees .........................................      469
   Distribution fees - Class C ............................       18
   Transfer agent fees ....................................    1,139
   Professional fees ......................................       31
   Registration fees ......................................       96
   Shareholder servicing fees - Class C ...................        6
   Shareholder servicing fees - Class E ...................       14
   Trustees' fees .........................................        7
   Miscellaneous ..........................................       70
                                                            --------

      Total expenses ......................................               7,717
                                                                       --------

Net investment income (loss) ..............................                (680)
                                                                       --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ............................................   63,510
   Futures contracts ......................................    5,156     68,666
                                                            --------

Net change in unrealized appreciation (depreciation) on:
   Investments ............................................   59,584
   Futures contracts ......................................      333     59,917
                                                            --------   --------

Net realized and unrealized gain (loss) ...................             128,583
                                                                       --------

Net increase (decrease) in net assets from operations .....            $127,903
                                                                       ========

See accompanying notes which are an integral part of the financial statements.


35  Special Growth Fund

Special Growth Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                    Years Ended December 31,

                                                                         1999         1998
                                                                      ---------    ---------
Operations
   Net investment income (loss) ...................................   $    (680)   $     189
   Net realized gain (loss) .......................................      68,666       25,694
   Net change in unrealized appreciation (depreciation) ...........      59,917      (28,689)
                                                                      ---------    ---------

      Net increase (decrease) in net assets from operations .......     127,903       (2,806)
                                                                      ---------    ---------

Distributions
   From net investment income
      Class S .....................................................         (78)        (536)
   From net realized gain
      Class C .....................................................        (357)          --
      Class E .....................................................        (323)        (281)
      Class S .....................................................     (42,975)     (32,238)
                                                                      ---------    ---------

         Net decrease in net assets from distributions ............     (43,733)     (33,055)
                                                                      ---------    ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions ..      22,442       62,073
                                                                      ---------    ---------

Total net increase (decrease) in net assets .......................     106,612       26,212

Net Assets
   Beginning of period ............................................     602,000      575,788
                                                                      ---------    ---------

   End of period ..................................................   $ 708,612    $ 602,000
                                                                      =========    =========

 See accompanying notes which are an integral part of the financial statements.


                                                         Special Growth Fund  36

Special Growth Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period .............................    $   42.17
                                                                      ---------
Income From Operations
   Net investment income (loss)(a) ...............................         (.45)
   Net realized and unrealized gain (loss) .......................         9.72
                                                                      ---------

      Total income from operations ...............................         9.27
                                                                      ---------
Distributions
   From net realized gain ........................................        (3.22)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   48.22
                                                                      =========

Total Return (%)(b) ..............................................        22.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        5,990

   Ratios to average net assets (%)(c):
      Operating expenses .........................................         2.23
      Net investment income (loss) ...............................        (1.10)

   Portfolio turnover rate (%) ...................................       111.98

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


37  Special Growth Fund

Special Growth Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             Years Ended December 31,
                                                 -------------------------------------------------
                                                    1999         1998         1997         1996*
                                                 ---------    ---------    ---------     ---------
Net Asset Value, Beginning of Period .........   $   42.91    $   45.42    $   40.75     $   43.48
                                                 ---------    ---------    ---------     ---------

Income From Operations
   Net investment income (loss)(a) ...........        (.16)        (.17)        (.13)         (.02)
   Net realized and unrealized gain (loss) ...        9.02          .09        11.05          1.63
                                                 ---------    ---------    ---------     ---------

      Total income from operations ...........        8.86         (.08)       10.92          1.61
                                                 ---------    ---------    ---------     ---------

Distributions
   From net realized gain ....................       (3.22)       (2.43)       (6.25)        (4.34)
                                                 ---------    ---------    ---------     ---------

Net Asset Value, End of Period ...............   $   48.55    $   42.91    $   45.42     $   40.75
                                                 =========    =========    =========     =========

Total Return (%)(b) ..........................       21.19          .04        27.90          4.04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..       5,411        6,139        3,153           910

   Ratios to average net assets (%)(c):
      Operating expenses, net ................        1.49         1.58         1.83          1.89
      Net investment income (loss) ...........        (.36)        (.39)        (.51)         (.38)

   Portfolio turnover rate (%) ...............      111.98       129.19        97.19        118.13

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


                                                         Special Growth Fund  38

Special Growth Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                                 ------------------------------------------------------------------
                                                    1999          1998          1997          1996          1995
                                                 ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .........   $    43.34    $    45.72    $    40.79    $    39.17    $    33.47
                                                 ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income (loss)(a) ...........         (.05)          .01           .08           .12           .18
   Net realized and unrealized gain (loss) ...         9.12           .08         11.18          6.87          9.25
                                                 ----------    ----------    ----------    ----------    ----------

      Total income from operations ...........         9.07           .09         11.26          6.99          9.43
                                                 ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income ................         (.01)         (.04)         (.08)         (.12)         (.21)
   From net realized gain ....................        (3.22)        (2.43)        (6.25)        (5.25)        (3.52)
                                                 ----------    ----------    ----------    ----------    ----------

      Total distributions ....................        (3.23)        (2.47)        (6.33)        (5.37)        (3.73)
                                                 ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ...............   $    49.18    $    43.34    $    45.72    $    40.79    $    39.17
                                                 ==========    ==========    ==========    ==========    ==========

Total Return (%) .............................        21.45           .42         28.77         18.65         28.52

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..      697,211       595,862       572,635       393,048       313,678

   Ratios to average net assets (%):
      Operating expenses .....................         1.24          1.15          1.15          1.19          1.22
      Net investment income (loss) ...........         (.10)          .03           .18           .28           .49

   Portfolio turnover rate (%) ...............       111.98        129.19         97.19        118.13         87.56

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


39  Special Growth Fund

Equity Income Fund

Portfolio Management Discussion

December 31, 1999 (Undaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to value-oriented investment.

 [The following table was depicted as a mountain chart in the printed material.]

                         Growth of a $10,000 Investment

 Yearly periods        Equity            Russell          Lipper(R)
    ended              Income            1000(R)           Equity
  December 31          Class S           Value++           Income**

Inception*             $10,000           $10,000          $10,000
      1990              $9,310            $9,192           $9,373
      1991             $11,872           $11,453          $11,841
      1992             $13,238           $13,035          $12,953
      1993             $14,989           $15,397          $14,736
      1994             $15,092           $15,091          $14,363
      1995             $20,337           $20,879          $18,639
      1996             $24,701           $25,397          $22,099
      1997             $32,996           $34,332          $28,184
      1998             $37,283           $39,698          $31,307
      1999             $37,376           $42,615          $32,756
      -----------------------------------------------------------
      Total           $227,192          $237,088         $206,252
      ===========================================================

Equity Income Fund - Class S

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $10,025                0.25%
5 Years                        $24,766                19.88%ss.
10 Years                       $37,376                14.09%ss.

Equity Income Fund - Class E++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $10,004                0.04%
5 Years                       $24,387                19.51%ss.
10 Years                      $36,804                13.91%ss.

Equity Income Fund - Class C++++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                          $9,939               (0.61)%
5 Years                        $24,233               19.35%ss.
10 Years                       $36,571               13.84%ss.

Russell 1000(R)Value Index

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $10,735               7.35%
5 Years                        $28,238               23.07%ss.
10 Years                       $42,615               15.60%ss.

Lipper(R)Equity Income Funds Benchmark

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $10,463                4.63%
5 Years                       $22,805                17.93%ss.
10 Years                      $32,756                12.60%ss.


41 Equity Income Fund

Equity Income Fund

Portfolio Management Discussion

December 31, 1999 (Undaudited)

Performance Review

For the year ended December 31, 1999, the Equity Income Fund Class S, Class E, and Class C shares reflected total returns of 0.25%, 0.04%, and (0.61)%, respectively, as compared to the Russell 1000(R) Value Index results of 7.35%. The Fund trailed the index due to disappointing security selection linked to the strong valuation bias of its investment managers. Performance also lagged the 4.63% average return of mutual funds tracked in the Lipper(R) Equity Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences between returns of the various market sectors. Led by the technology sector, the Russell 1000(R) Growth Index gained 33.16% for the year. Technology stocks alone, despite seemingly absurd valuations, rose nearly 77% for the same time period. Valuation-based investors found it a very frustrating environment in which to invest. Any level of valuation sensitivity proved a severe liability as value stocks in the Russell 1000(R) Index trailed their growth counterparts by 26 percentage points. Technology overwhelmingly dominated other market sectors as excitement over the Internet created aggressive buying. More traditional value sectors, such as financial services and utilities, managed gains of only 3.1% and 13.5%, respectively.

The Equity Income Fund's managers found abundant opportunities to select stocks with strong fundamentals and very favorable market-relative valuations. However, the market ignored these securities in favor of anything linked to the Internet. Though overweighted in the technology sector, the Fund's Internet exposure proved insufficient given market trends. The Fund's managers all had a very frustrating year as their valuation sensitivity focused their investments away from the market's strongest performing issues.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Chase Manhattan Corp.                                                       2.6%
MCI WorldCom, Inc.                                                          2.6
AT&T Corp.                                                                  2.6
Citigroup, Inc.                                                             2.6
Exxon Mobil Corp. NPV                                                       2.5
International Business Machines Corp.                                       2.0
Morgan Stanley Dean Witter & Co.                                            1.9
Dow Chemical Co.                                                            1.5
Morgan (J.P.) & Co., Inc.                                                   1.4
Ford Motor Co.                                                              1.4

Portfolio Characteristics
                                                               December 31, 1999

Current P/E Ratio                                                          15.6x
Portfolio Price/Book Ratio                                                  2.5x
Market Capitalization - $- Weighted Average                            52.06 Bil
Number of Holdings                                                           215

Money Managers                                                   Styles

Equinox Capital Management, Inc.                                 Value
Trinity Investment Management Corp.                              Value
Westpeak Investment Advisors, L.P.                               Value

*       Equity Income Fund Class S assumes initial investment on January 1,
        1990.
** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000 Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex- dividend dates.
++ Lipper(R) Equity Income Funds Benchmark is the average total return for the universe of funds within the Equity Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++++ Equity Income Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ Equity Income Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                           Equity Income Fund 42

Equity Income Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Common Stocks - 94.5%
Auto and Transportation - 4.8%
Borg-Warner Automotive, Inc.                            1,100               45
Dana Corp.                                              5,900              177
Delta Air Lines, Inc.                                  22,700            1,131
Eaton Corp.                                             3,000              218
Ford Motor Co.                                         47,900            2,560
General Motors Corp.                                   31,000            2,252
Hertz Corp. Class A                                     3,700              185
Lear Corp. (a)                                         16,500              528
PACCAR, Inc.                                            1,700               75
UAL Corp. (a)                                           2,600              202
Union Pacific Corp.                                    38,700            1,688
                                                                       -------
                                                                         9,061
                                                                       -------

Consumer Discretionary - 6.5%
AT&T Corp. - Liberty Media Group Class A (a)           23,600            1,339
Barnes & Noble, Inc. (a)                               14,900              307
Brinker International, Inc.  (a)                       18,800              451
Brunswick Corp.                                         5,900              131
CBS Corp. (a)                                           2,700              173
Circuit City Stores, Inc.                              10,200              460
Darden Restaurants, Inc.                               26,900              488
Eastman Kodak Co.                                      14,093              934
Federated Department Stores, Inc. (a)                   7,800              394
Fortune Brands, Inc.                                   22,400              741
Gannett Co., Inc.                                       8,800              718
International Game Technology                           4,500               91
Knight-Ridder, Inc.                                    20,000            1,190
Limited, Inc. (The)                                     3,000              130
MediaOne Group, Inc. (a)                               15,700            1,206
MGM Grand, Inc. (a)                                     2,900              146
Payless ShoeSource, Inc. (a)                            9,500              447
Premier Parks, Inc. (a)                                 2,500               72
Shaw Industries, Inc. (a)                              16,600              256
Times Mirror Co. Series A                               4,400              295
Tribune Co.                                            27,500            1,514
Washington Post Co. Class B                               400              222
Whirlpool Corp.                                         9,500              618
                                                                       -------
                                                                        12,323
                                                                       -------

Consumer Staples - 2.5%
Albertson's, Inc.                                       6,100              197
Anheuser-Busch Cos., Inc.                               1,100               78
ConAgra, Inc.                                          28,200              636
General Mills, Inc.                                     3,800              136
IBP, Inc.                                              59,600            1,073
Interstate Bakeries Corp.                              14,900              270
Kellogg Co.                                             2,800               86
PepsiCo, Inc.                                          17,400              613
SuperValu, Inc.                                        18,700              374
Tyson Foods, Inc. Class A                              15,700              255
U.S. Foodservice (a)                                   15,500              260
UST Corp.                                              28,800              725
                                                                       -------
                                                                         4,703
                                                                       -------

Financial Services - 29.0%
Aetna, Inc.                                            11,100              620
AFLAC, Inc.                                             4,200              198
Allmerica Financial Corp.                              20,500            1,140
Ambac Financial Group, Inc.                            11,800              616
American Financial Group, Inc.                          6,700              177
American General Corp.                                 18,100            1,373
American International Group, Inc.                     14,400            1,557
Associates First Capital Corp. Class A                 51,100            1,402
Astoria Financial Corp.                                21,800              664
AXA Financial, Inc.                                     8,700              295
Bank of America Corp.                                  44,684            2,243
Bank One Corp.                                         20,100              644
Bear Stearns Co., Inc.                                  9,855              421
Chase Manhattan Corp.                                  64,336            4,998
CIGNA Corp.                                            14,700            1,184
Citigroup, Inc.                                        86,600            4,812
Conseco, Inc.                                         102,700            1,836
Dime Bancorp, Inc.                                     44,400              672
Federal National Mortgage Association                  30,200            1,886
Federal Home Loan Mortgage Corp.                       11,600              546
First Data Corp.                                       11,200              552
Fleet Boston Financial Corp.                           60,900            2,120
Golden State Bancorp, Inc. (a)                         30,200              521
Golden West Financial Corp.                            17,400              583
Greenpoint Financial Corp.                             14,000              333
Hartford Financial Services Group, Inc.(The)           30,300            1,435
Hartford Life, Inc. Class A                             1,500               66
Hibernia Corp. Class A                                 27,800              295
KeyCorp                                                62,300            1,378
Lehman Brothers Holdings, Inc.                          4,600              390
Lincoln National Corp.                                 31,900            1,276
Loews Corp.                                             7,800              473
Mack-Cali Realty Corp. (b)                              5,800              151
Marshall & Ilsley Corp.                                11,000              691
MGIC Investment Corp.                                   4,400              265
MONY Group, Inc. (The)                                  6,100              178
Morgan (J.P.) & Co., Inc.                              20,600            2,608
Morgan Stanley Dean Witter & Co.                       25,100            3,583
National City Corp.                                    18,400              436
New Plan Excel Realty Trust (b)                        26,400              417
Old Kent Financial Corp.                               21,200              750
Paine Webber Group, Inc.                                8,500              330


43 Equity Income Fund

Equity Income Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Peoples Heritage Financial Group                       10,900              164
PMI Group, Inc. (The)                                   5,900              288
PNC Bank Corp.                                         26,900            1,197
ProLogis Trust (b)                                      9,300              179
Provident Financial Group, Inc.                        17,400              624
Public Storage, Inc. (b)                                5,000              113
Radian Group, Inc. (a)                                  4,500              215
Regions Financial Corp.                                43,500            1,090
Ryder System, Inc.                                     27,000              660
SouthTrust Corp.                                       17,000              642
Sovereign Bancorp, Inc.                                74,600              553
Trustmark Corp.                                        32,300              696
UnionBanCal Corp.                                      28,800            1,136
Washington Mutual, Inc.                                24,600              640
Wells Fargo Co.                                        10,800              437
                                                                       -------
                                                                        54,749
                                                                       -------

Health Care - 4.7%
Bard (C.R.), Inc.                                       8,800              466
Baxter International, Inc.                             19,400            1,219
Bristol-Myers Squibb Co.                               16,800            1,078
Columbia/HCA Healthcare Corp.                          60,500            1,773
Genzyme Corp. (a)                                       3,700              166
IVAX Corp. (a)                                         35,300              909
Johnson & Johnson                                      10,600              987
Mallinckrodt, Inc.                                      9,200              293
PacifiCare Health Systems, Inc. (a)                     2,000              106
Pharmacia & Upjohn, Inc.                               17,200              774
United Healthcare Corp.                                20,500            1,089
                                                                       -------
                                                                         8,860
                                                                       -------

Integrated Oils - 5.9%
Amerada Hess Corp.                                     40,500            2,298
Ashland, Inc.                                          28,000              922
Chevron Corp.                                          17,300            1,499
Coastal Corp.                                          24,200              858
Murphy Oil Corp.                                        1,200               69
Phillips Petroleum Co.                                 19,900              935
Royal Dutch Petroleum Co.                              18,500            1,118
Texaco, Inc.                                           17,600              956
Unocal Corp.                                           34,700            1,165
USX-Marathon Group                                     54,200            1,338
                                                                       -------
                                                                        11,158
                                                                       -------

Materials and Processing - 9.9%
Alcoa, Inc.                                            21,600            1,793
Armstrong World Industries, Inc.                       12,500              417
Ball Corp.                                             17,000              669
Dow Chemical Co.                                       21,500            2,874
du Pont (E.I.) de Nemours & Co.                        13,600              896
FMC Corp. (a)                                           5,900              338
Georgia-Pacific Corp. (Timber Group)                   26,300              648
Georgia-Pacific Group                                  27,900            1,416
Goodrich (B.F.) Co.                                    41,200            1,133
Hercules, Inc.                                         12,900              360
International Paper Co.                                32,900            1,857
Kimberly-Clark Corp.                                    7,700              502
Lubrizol Corp.                                         17,000              525
Minnesota Mining & Manufacturing Co.                      900               88
Morrison Knudsen Corp. 2003 Warrants (a)                  292                1
Nucor Corp.                                             1,900              104
PPG Industries, Inc.                                    5,500              344
Praxair, Inc.                                           4,600              231
Temple-Inland, Inc.                                     5,300              349
Textron, Inc.                                          27,200            2,086
USG Corp.                                               9,800              462
USX-U.S. Steel Group                                   25,800              851
Westvaco Corp.                                          8,100              264
Weyerhaeuser Co.                                        5,200              373
Willamette Industries, Inc.                             3,300              153
                                                                       -------
                                                                        18,734
                                                                       -------

Other Energy - 4.9%
Anadarko Petroleum Corp.                                2,600               89
Apache Corp.                                           27,500            1,016
El Paso Energy Corp.                                   12,900              501
EOG Resources, Inc.                                    30,600              537
Exxon Mobil Corp. NPV (a)                              58,673            4,727
Helmerich & Payne, Inc.                                 3,400               74
Occidental Petroleum Corp.                              6,300              136
Sempra Energy                                          42,800              744
Tosco Corp.                                            21,700              590
Ultramar Diamond Shamrock Corp.                        36,700              833
                                                                       -------
                                                                         9,247
                                                                       -------

Producer Durables - 4.6%
Boeing Co.                                             12,100              503
Briggs & Stratton Corp.                                 9,100              488
Caterpillar, Inc.                                      12,900              607
CommScope, Inc. (a)                                     7,500              302
Cummins Engine Co., Inc.                                9,600              464
Deere & Co.                                            34,000            1,475
Diebold, Inc.                                           8,700              204
Honeywell International, Inc. (a)                       4,600              265
Ingersoll-Rand Co.                                     10,800              595
Johnson Controls, Inc.                                 12,400              705
Northrop Grumman Corp.                                 15,500              838
Parker-Hannifin Corp.                                   6,000              308
Raytheon Co. Class B                                   33,389              887
Tecumseh Products Co. Class A                          23,200            1,093


                                                           Equity Income Fund 44

Equity Income Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Thomas & Betts Corp.                                    2,600               83
                                                                       -------
                                                                         8,817
                                                                       -------

Technology - 7.8%
Adaptec, Inc. (a)                                       1,300               65
Atmel Corp. (a)                                        20,200              597
AVX Corp.                                               1,800               90
BMC Software, Inc. (a)                                 16,900            1,350
Computer Sciences Corp. (a)                             2,700              255
Cooper Industries, Inc.                                 2,900              117
Electronic Data Systems Corp.                          27,862            1,865
General Dynamics Corp.                                 22,300            1,176
Intel Corp.                                            18,482            1,520
International Business Machines Corp.                  34,800            3,758
LSI Logic Corp. (a)                                     3,800              257
Motorola, Inc.                                          8,800            1,296
NCR Corp. (a)                                          19,900              754
Sybase, Inc. (a)                                        5,600               95
Unisys Corp. (a)                                       48,300            1,543
                                                                       -------
                                                                        14,738
                                                                       -------

Utilities - 13.9%
Alltel Corp.                                            4,400              364
Associated Group, Inc. (The) Class A (a)                2,100              192
AT&T Corp.                                             98,050            4,976
Bell Atlantic Corp.                                    38,672            2,381
BellSouth Corp.                                        20,200              946
Conectiv, Inc.                                          4,600               77
Cox Communications, Inc. Class A (a)                    3,700              191
DTE Energy Co.                                         29,300              919
Edison International                                   60,500            1,584
Energy East Corp.                                      18,400              383
Entergy Corp.                                          20,600              530
FirstEnergy Corp.                                      10,500              238
GPU, Inc.                                              53,400            1,599
GTE Corp.                                              17,800            1,256
MCI WorldCom, Inc. (a)                                 93,900            4,977
Peco Energy Co.                                         7,700              268
Public Service Enterprise Group, Inc.                  32,800            1,142
Questar Corp.                                           8,900              134
SBC Communications, Inc.                               41,300            2,013
Sprint Corp.                                            8,428              567
Telephone & Data Systems, Inc.                          1,200              151
Texas Utilities Co.                                    32,500            1,156
United States Cellular Corp. (a)                        1,700              172
                                                                       -------
                                                                        26,216
                                                                       -------

Total Common Stocks
(cost $163,393)                                                        178,606
                                                                       -------

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Short-Term Investments - 5.3%
Frank Russell Investment Company Money
    Market Fund, due on demand (c)                      8,016            8,016
United States Treasury Bills
4.670% due 1/20/00 (c)(d)(e)                            2,000            1,995
                                                                       -------

Total Short-Term Investments
(cost $10,011)                                                          10,011
                                                                       -------

Total Investments - 99.8%
(identified cost $173,404)                                             188,617

Other Assets and Liabilities,
Net - 0.2%                                                                 422
                                                                       -------

Net Assets - 100.0%                                                    189,039
                                                                       =======

*       Each contract represents $100,000 notional value.
(a)     Nonincome-producing security.
(b)     Real Estate Investment Trust (REIT).
(c)     At amortized cost, which approximates market.
(d)     Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
NPV - No Par Value

See accompanying notes which are an integral part of the financial statements.


45 Equity Income Fund

Equity Income Fund

                                                               December 31, 1999

                                                                    Unrealized
                                                      Number       Appreciation
                                                        of        (Depreciation)
                                                     Contracts*        (000)
                                                    -----------   --------------

Futures Contracts

S&P Barra Value Index expiration date 03/00             37        $          76

S&P 500 Index expiration date 03/00                     14                  175
                                                                  --------------

Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                           $         251
                                                                  ==============

  See accompanying notes which are an integral part of the financial statements.


                                                           Equity Income Fund 46

Equity Income Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $173,404) ..........................................................   $ 188,617
Foreign currency holdings (identified cost $6) ............................................................           6
Receivables:
    Dividends .............................................................................................         383
    Investments sold ......................................................................................           6
    Fund shares sold ......................................................................................         340
    Daily variation margin on futures contracts ...........................................................          40
Prepaid expenses ..........................................................................................           2
                                                                                                              ---------

       Total assets .......................................................................................     189,394

Liabilities
Payables:
    Fund shares redeemed .....................................................................   $     264
    Accrued fees to affiliates ...............................................................          62
    Other accrued expenses ...................................................................          29
                                                                                                 ---------

       Total liabilities ..................................................................................         355
                                                                                                              ---------

Net Assets ................................................................................................   $ 189,039
                                                                                                              =========

Net Assets Consist of:
Undistributed net investment income .......................................................................   $      51
Accumulated net realized gain (loss) ......................................................................       3,997
Unrealized appreciation (depreciation) on:
    Investments ...........................................................................................      15,213
    Futures contracts .....................................................................................         251
    Foreign currency-related transactions .................................................................          (1)
Shares of beneficial interest .............................................................................          51
Additional paid-in capital ................................................................................     169,477
                                                                                                              ---------

Net Assets ................................................................................................   $ 189,039
                                                                                                              =========

Net Asset Value, offering and redemption price per share:
    Class C ($995,078 divided by 26,882 shares of $.01 par value
       shares of beneficial interest outstanding) .........................................................   $   37.02
                                                                                                              =========
    Class E ($1,060,947 divided by 28,524 shares of $.01 par value
       shares of beneficial interest outstanding) .........................................................   $   37.20
                                                                                                              =========
    Class S ($186,983,025 divided by 5,064,168 shares of $.01 par value
       shares of beneficial interest outstanding) .........................................................   $   36.92
                                                                                                              =========

See accompanying notes which are an integral part of the financial statements.


47 Equity Income Fund

Equity Income Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
    Dividends ....................................................................................  $  4,243
    Dividends from Money Market Fund .............................................................       460
    Interest .....................................................................................       107
                                                                                                    --------

       Total investment income ...................................................................     4,810

Expenses
    Advisory fees .................................................................  $  1,681
    Administrative fees ...........................................................       113
    Custodian fees ................................................................       180
    Distribution fees - Class C ...................................................         4
    Transfer agent fees ...........................................................       377
    Professional fees .............................................................        23
    Registration fees .............................................................        76
    Shareholder servicing fees - Class C ..........................................         1
    Shareholder servicing fees - Class E ..........................................         3
    Trustees' fees ................................................................         5
    Miscellaneous .................................................................        35
                                                                                     --------

       Total expenses ............................................................................     2,498
                                                                                                    --------

Net investment income ............................................................................     2,312
                                                                                                    --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ...................................................................    16,273
    Futures contracts .............................................................     1,725
    Foreign currency-related transactions .........................................         2         18,000
                                                                                     --------
Net change in unrealized appreciation (depreciation) on:
    Investments ...................................................................   (20,112)
    Futures contracts .............................................................       (39)
    Foreign currency-related transactions .........................................        (1)       (20,152)
                                                                                     --------       --------

Net realized and unrealized gain (loss) ..........................................................    (2,152)
                                                                                                    --------

Net increase (decrease) in net assets from operations ............................................  $    160
                                                                                                    ========

  See accompanying notes which are an integral part of the financial statements.


                                                           Equity Income Fund 48

Equity Income Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                                                  Years Ended December 31,

                                                                                                1999                 1998
                                                                                              ---------            ---------
Increase (Decrease) in Net Assets

Operations
    Net investment income ................................................................    $   2,312            $   3,335
    Net realized gain (loss) .............................................................       18,000               27,006
    Net change in unrealized appreciation (depreciation) .................................      (20,152)                (538)
                                                                                              ---------            ---------

       Net increase (decrease) in net assets from operations .............................          160               29,803
                                                                                              =========            =========

Distributions
    From net investment income
       Class C ...........................................................................           (2)
       Class E ...........................................................................           (7)                  (7)
       Class S ...........................................................................       (2,290)              (3,291)
    From net realized gain
       Class C ...........................................................................          (68)                  --
       Class E ...........................................................................         (101)                 (56)
       Class S ...........................................................................      (20,115)             (25,440)
                                                                                              ---------            ---------

           Net decrease in net assets from distributions .................................      (22,583)             (28,794)
                                                                                              ---------            ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions ........................      (39,774)              22,937
                                                                                              ---------            ---------

Total net increase (decrease) in net assets ..............................................      (62,197)              23,946

Net Assets
    Beginning of period ..................................................................      251,236              227,290
                                                                                              ---------            ---------
    End of period (including undistributed net investment income of
       $51 and $37, respectively) ........................................................    $ 189,039            $ 251,236
                                                                                              =========            =========

See accompanying notes which are an integral part of the financial statements.


49 Equity Income Fund

Equity Income Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------

Net Asset Value, Beginning of Period ...............................    $ 40.38
                                                                        -------

Income From Operations
    Net investment income (a) ......................................        .04
    Net realized and unrealized gain (loss) ........................        .66
                                                                        -------

       Total income from operations ................................        .70
                                                                        -------

Distributions
    From net investment income .....................................       (.17)
    From net realized gain .........................................      (3.89)
                                                                        -------

       Total distributions .........................................      (4.06)
                                                                        -------

Net Asset Value, End of Period .....................................    $ 37.02
                                                                        =======

Total Return (%)(b) ................................................       2.03

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .......................        995

    Ratios to average net assets (%)(c):
       Operating expenses ..........................................       2.10
       Net investment income .......................................        .10

    Portfolio turnover rate (%) ....................................     137.94

*       For the period January 27, 1999 (commencement of sale) to December 31,
        1999.
(a)     Average month-end shares outstanding were used for this calculation.
(b)     Not annualized.
(c)     Annualized.


                                                           Equity Income Fund 50

Equity Income Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                              Years Ended December 31,
                                                                             ------------------------------------------------------
                                                                               1999           1998            1997           1996
                                                                             ---------      ---------      ---------      ---------

Net Asset Value, Beginning of Period ...................................     $   41.45      $   41.43      $   40.22      $   41.86
                                                                             ---------      ---------      ---------      ---------

Income From Operations
    Net investment income (a) ..........................................           .33            .37            .32            .10
    Net realized and unrealized gain (loss) ............................          (.44)          4.49          12.20           2.39
                                                                             ---------      ---------      ---------      ---------

       Total income from operations ....................................          (.11)          4.86          12.52           2.49
                                                                             ---------      ---------      ---------      ---------

Distributions
    From net investment income .........................................          (.25)          (.51)          (.07)          (.18)
    From net realized gain .............................................         (3.89)         (4.33)        (11.24)         (3.95)
                                                                             ---------      ---------      ---------      ---------

       Total distributions .............................................         (4.14)         (4.84)        (11.31)         (4.13)
                                                                             ---------      ---------      ---------      ---------

Net Asset Value, End of Period .........................................     $   37.20      $   41.45      $   41.43      $   40.22
                                                                             =========      =========      =========      =========

Total Return (%)(b) ....................................................           .04          12.41          32.68           6.23

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ...........................         1,061            745            338            122

    Ratios to average net assets (%)(c):
       Operating expenses ..............................................          1.35           1.42           1.74           1.77
       Net investment income ...........................................           .80            .90            .77           1.50

    Portfolio turnover rate (%) ........................................        137.94         149.63         139.33         106.40

*       For the period November 4, 1996 (commencement of sale) to December 31,
        1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)     Periods less than one year are not annualized.
(c)     The ratios for periods less than one year are annualized.


51 Equity Income Fund

Equity Income Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     Years Ended December 31,
                                                            -----------------------------------------------------------------------
                                                                1999          1998            1997          1996           1995
                                                            -----------    -----------    -----------    -----------    -----------

Net Asset Value, Beginning of Period ....................   $     41.26    $     41.08    $     40.22    $     38.43    $     32.21
                                                            -----------    -----------    -----------    -----------    -----------

Income From Operations
    Net investment income (a) ...........................           .41            .55            .69            .82            .94
    Net realized and unrealized gain (loss) .............          (.44)          4.49          12.11           7.03          10.08
                                                            -----------    -----------    -----------    -----------    -----------

       Total income from operations .....................          (.03)          5.04          12.80           7.85          11.02
                                                            -----------    -----------    -----------    -----------    -----------

Distributions
    From net investment income ..........................          (.42)          (.53)          (.70)          (.83)          (.97)
    From net realized gain ..............................         (3.89)         (4.33)        (11.24)         (5.23)         (3.83)
                                                            -----------    -----------    -----------    -----------    -----------

       Total distributions ..............................         (4.31)         (4.86)        (11.94)         (6.06)         (4.80)
                                                            -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period ..........................   $     36.92    $     41.26    $     41.08    $     40.22    $     38.43
                                                            ===========    ===========    ===========    ===========    ===========

Total Return (%) ........................................           .25          12.99          33.59          21.45          34.76

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ............       186,983        250,491        226,952        195,132        180,116

    Ratios to average net assets (%):
       Operating expenses ...............................          1.11           1.01           1.04           1.07           1.06
       Net investment income ............................          1.03           1.30           1.51           2.03           2.51

    Portfolio turnover rate (%) .........................        137.94         149.63         139.33         106.40          92.40

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                           Equity Income Fund 52

Quantitative Equity Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000 Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

 [The following table was depicted as a mountain chart in the printed material.]

                         Growth of a $10,000 Investment

 Yearly periods        Quantitative                       Lipper(R)
    ended                 Equity         Russell          Growth &
  December 31            Class S         1000(R)**        Income++

Inception*              $10,000          $10,000           $10,000
      1990               $9,440           $9,584            $9,551
      1991              $12,433          $12,749           $12,303
      1992              $13,510          $13,901           $13,322
      1993              $15,208          $15,319           $14,816
      1994              $15,238          $15,371           $14,664
      1995              $20,980          $21,176           $19,151
      1996              $25,822          $25,930           $23,123
      1997              $34,265          $34,448           $29,387
      1998              $42,767          $43,757           $33,891
      1999              $51,905          $52,907           $38,552
      ------------------------------------------------------------
      Total            $251,566         $255,136          $218,759
      ============================================================

Quantitative Equity Fund - Class S

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $12,137                21.37%
5 Years                        $34,067                27.76%ss.
10 Years                       $51,905                17.89%ss.

Quantitative Equity Fund - Class E++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $12,111                21.11%
5 Years                       $33,575                27.39%ss.
10 Years                      $51,154                17.72%ss.

Quantitative Equity Fund - Class C++++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $12,035                20.35%
5 Years                       $33,361                27.23%ss.
10 Years                      $50,828                17.64%ss.

Russell 1000(R)Index

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $12,091                20.91%
5 Years                       $34,421                28.05%ss.
10 Years                      $52,907                18.13%ss.

Lipper(R)Growth & Income Funds Benchmark

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $11,375                13.75%
5 Years                       $26,291                21.33%ss.
10 Years                      $38,552                14.45%ss.


53 Quantitative Equity Fund

Quantitative Equity Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Quantitative Equity Fund Class S, Class E, and Class C shares provided total returns of 21.37%, 21.11%, and 20.35%, respectively, as compared to the Russell 1000(R) Index results of 20.91%. The Fund exceeded the index primarily due to effective security selection. Performance also compared favorably with the 13.75% average return of mutual funds tracked in the Lipper(R) Growth and Income Funds Universe.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences in returns between the various market sectors. Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Unlike the previous four years, the market's advance was much broader across capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. The market was also narrower, however, by economic sector performance, which was mostly reflective of the extreme strength of technology issues. Technology, which gained 77% for the year, dominated other market sectors, as excitement over the Internet created aggressive buying. Other sectors lagged by a wide margin, as value stocks in the Russell 1000 Index trailed their growth counterparts by 26 percentage points.

The Quantitative Equity Fund fared better than both the Russell 1000 Index and the majority of its peers in the Lipper Growth and Income Funds Universe. Its mix of quantitative approaches proved effective in capturing stock selection opportunities within a risk-controlled portfolio. The Fund's four managers sustained performance through the year by focusing on opportunities within economic sectors, with the sectors themselves weighted in line with the index. This had the desirable effect of maintaining exposure to aggressively-valued sectors, which continued to outperform.

A new manager was added to the Fund during the year, bringing the total to four. The new manager, Jacobs Levy, employs a solid quantitative approach to investing.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

General Electric Co.                                                        3.9%
Cisco Systems, Inc.                                                         3.7
Microsoft Corp.                                                             3.2
Exxon Mobil Corp. NPV                                                       2.0
Wal-Mart Stores, Inc.                                                       2.0
Lucent Technologies, Inc.                                                   1.9
Intel Corp.                                                                 1.8
MCI WorldCom, Inc.                                                          1.6
Oracle Systems Corp.                                                        1.6
Bank of America Corp.                                                       1.5

Portfolio Characteristics
                                                               December 31, 1999

Current P/E Ratio                                                          25.8x
Portfolio Price/Book Ratio                                                 4.62x
Market Capitalization - $- Weighted Average                           126.48 Bil
Number of Holdings                                                           553

Money Managers                                                   Styles

Barclays Global Investors, N.A.                             Market- Oriented
Franklin Portfolio Associates, LLC                          Market- Oriented
J.P. Morgan Investment Management, Inc.                     Market- Oriented
Jacobs Levy Equity Management, Inc.                         Market- Oriented



*       Quantitative Equity Fund Class S assumes initial investment on January
        1, 1990.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Quantitative Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Quantitative Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                     Quantitative Equity Fund 54

Quantitative Equity Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Common Stocks - 93.5%
Auto and Transportation - 1.8%
Alaska Air Group, Inc. (a)                              9,600              337
America West Holding Corp. Class B (a)                 12,300              255
Arvin Industries, Inc.                                  7,100              201
Burlington Northern, Inc.                              78,900            1,913
CNF Transportation, Inc.                                4,900              169
Cooper Tire & Rubber Co.                                6,400              100
CSX Corp.                                              21,900              687
Dana Corp.                                             41,800            1,251
Delphi Automotive Systems Corp.                        75,427            1,188
Delta Air Lines, Inc.                                  58,300            2,904
Eaton Corp.                                            12,200              886
Expeditors International of Washington, Inc.            7,200              312
Ford Motor Co.                                        165,892            8,865
General Motors Corp.                                   24,600            1,788
Genuine Parts Co.                                      11,700              290
Goodyear Tire & Rubber Co.                             30,600              863
Lear Corp. (a)                                         31,000              992
Meritor Automotive, Inc.                               45,900              889
Norfolk Southern Corp.                                 22,600              463
PACCAR, Inc.                                           15,100              668
Tower Automotive, Inc. (a)                             13,500              208
Trinity Industries, Inc.                                4,300              122
TRW, Inc.                                               8,092              420
UAL Corp. (a)                                          10,800              838
Union Pacific Corp.                                    37,666            1,644
USFreightways Corp.                                     8,800              418
Wisconsin Central Transportation Corp. (a)              2,900               40
                                                                     ---------
                                                                        28,711
                                                                     ---------

Consumer Discretionary - 11.0%
Abercrombie & Fitch Co. Class A (a)                   109,800            2,930
Alberto Culver Co. Class B                              9,500              245
Amazon.com, Inc. (a)                                    6,400              487
American Eagle Outfitters, Inc. NPV (a)                 5,200              234
Applebee's International, Inc.                          7,300              215
AT&T Corp. - Liberty Media Group Class A (a)           49,600            2,815
Best Buy Co. (a)                                       73,995            3,714
BJ's Wholesale Club, Inc. (a)                          15,900              580
Brunswick Corp.                                       100,004            2,225
Buffets, Inc. (a)                                       1,500               15
Callaway Golf Co.                                      60,700            1,074
Catalina Marketing Corp. (a)                            4,900              567
CEC Entertainment, Inc. (a)                             1,500               43
Cendant Corp. (a)                                     278,800            7,406
Central Newspapers, Inc. Class A                        5,900              232
Circuit City Stores, Inc.                               8,500              383
Clear Channel Communications, Inc. (a)                 54,300            4,846
CMG Information Services, Inc. (a)                      1,100              304
Cost Plus, Inc. (a)                                     8,600              305
Costco Wholesale Corp. (a)                             16,700            1,523
Darden Restaurants, Inc.                               64,800            1,175
Dayton Hudson Corp.                                   100,636            7,390
Delhaize America, Inc.                                 11,100              225
Deluxe Corp.                                           17,700              486
Disney (Walt) Co.                                     153,000            4,475
Eastman Kodak Co.                                      38,683            2,563
Enesco Group, Inc.                                      3,300               37
Extended Stay America, Inc. (a)                        11,100               85
Federated Department Stores, Inc. (a)                  90,000            4,551
Fortune Brands, Inc.                                   32,820            1,085
Furniture Brands International, Inc. (a)                8,700              191
Gannett Co., Inc.                                      26,500            2,161
Gap, Inc.                                             107,600            4,950
GTECH Holdings Corp. (a)                               16,500              363
Harland (John H.) Co.                                   6,500              119
Hasbro, Inc.                                           10,800              206
Hilton Hotels Corp. (a)                                74,400              716
Home Depot, Inc. (The)                                217,622           14,921
Huffy Corp.                                             1,500                8
Interim Services, Inc. (a)                              6,000              149
International Game Technology                          26,900              546
Intimate Brands, Inc. Class A                          11,400              492
JC Penney & Co., Inc.                                  60,848            1,213
Jones Apparel Group, Inc. (a)                          19,500              529
Jostens, Inc.                                           5,300              129
Kmart Corp. (a)                                       171,300            1,724
Knight-Ridder, Inc.                                    27,100            1,612
Land's End, Inc. (a)                                   42,200            1,466
Leggett & Platt, Inc.                                  34,100              731
Lowe's Cos., Inc.                                      28,549            1,706
Mandalay Resort Group (a)                              12,900              260
Manpower, Inc.                                         68,800            2,589
Mattel, Inc.                                           55,500              728
May Department Stores Co.                              37,600            1,213
McDonald's Corp.                                        1,700               69
MediaOne Group, Inc. (a)                               89,900            6,905
Micro Warehouse, Inc. (a)                               3,700               68
Mirage Resorts, Inc. (a)                               47,800              732
New York Times Co. Class A                             26,700            1,312
Nordstrom, Inc.                                         7,800              204
Office Depot, Inc. (a)                                108,200            1,183
Omnicom Group, Inc.                                    19,300            1,930
Pacific Sunwear of California (a)                       3,600              115
Priceline.com, Inc. (a)                                15,800              749


55 Quantitative Equity Fund

Quantitative Equity Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Reebok International, Ltd. (a)                         10,800               88
Scholastic Corp. (a)                                    2,900              180
Sears Roebuck & Co.                                   230,100            7,004
Service Corp. International                            84,400              586
Shaw Industries, Inc. (a)                              75,100            1,159
Springs Industries, Inc.                                  400               16
Starwood Hotels & Resorts Worldwide, Inc.              50,900            1,196
Station Casinos, Inc. (a)                              13,800              310
Tiffany & Co.                                          14,900            1,330
Time Warner, Inc.                                     103,100            7,468
Times Mirror Co. Series A                               7,200              482
TJX Cos., Inc.                                         59,400            1,214
TMP Worldwide, Inc. (a)                                   800              113
Toys "R" Us, Inc. (a)                                 188,424            2,697
Tribune Co.                                             9,670              532
Tricon Global Restaurants, Inc. (a)                   112,900            4,361
Tupperware Corp.                                       28,200              478
Univision Communications, Inc. Class A (a)              3,400              347
Valassis Communications, Inc. (a)                      10,200              431
Viacom, Inc. Class B (a)                               74,657            4,512
Wal-Mart Stores, Inc.                                 449,716           31,087
Washington Post Co. Class B                               366              203
Whirlpool Corp.                                        15,600            1,015
Young & Rubicam, Inc.                                  13,000              920
Zale Corp. (a)                                          4,200              202
                                                                     ---------
                                                                       172,135
                                                                     ---------

Consumer Staples - 5.9%
Albertson's, Inc.                                      24,100              777
Anheuser-Busch Cos., Inc.                              40,946            2,902
Church and Dwight Co., Inc.                             9,400              251
Clorox Co. (The)                                       24,400            1,229
Coca-Cola Co. (The)                                     9,700              565
Colgate-Palmolive Co.                                  22,800            1,482
ConAgra, Inc.                                         192,793            4,350
Corn Products International, Inc.                       6,200              203
Earthgrains Co.                                         6,400              103
General Mills, Inc.                                    43,900            1,569
Gillette Co. (The)                                     81,600            3,361
Heinz (H.J.) Co.                                       30,000            1,194
Hershey Foods Corp.                                    13,000              618
Hormel Foods Corp.                                     47,200            1,918
IBP, Inc.                                             217,800            3,920
International Flavors & Fragrances, Inc.               13,503              510
Interstate Bakeries Corp.                               5,800              105
Jack in the Box, Inc. (a)                              11,000              228
Kroger Co. (The) (a)                                  110,000            2,076
PepsiCo, Inc.                                         246,800            8,700
Philip Morris Cos., Inc.                              419,720            9,732
Procter & Gamble Co.                                  194,700           21,332
Quaker Oats Co.                                        43,800            2,874
Ralston-Purina Group                                   97,300            2,712
Safeway, Inc. (a)                                      99,528            3,539
Sara Lee Corp.                                        263,300            5,809
Seagram Co., Ltd. NPV                                 110,400            4,961
SuperValu, Inc.                                         5,200              104
SYSCO Corp.                                            49,400            1,954
Tyson Foods, Inc. Class A                              38,200              621
U.S. Foodservice (a)                                   16,000              268
Unilever NV (a)                                        42,800            2,330
Universal Corp.                                        32,200              736
                                                                     ---------
                                                                        93,033
                                                                     ---------

Financial Services - 13.6%
Aetna, Inc.                                            35,108            1,959
Allstate Corp.                                        172,700            4,145
Ambac Financial Group, Inc.                            14,300              746
American Financial Group, Inc.                          3,700               98
American International Group, Inc.                    214,268           23,168
AmSouth Bancorp                                        96,275            1,859
AON Corp.                                              90,749            3,630
Associates First Capital Corp. Class A                121,660            3,338
Astoria Financial Corp.                                22,200              676
Automatic Data Processing, Inc.                         8,900              479
AXA Financial, Inc.                                     8,500              288
Bank of America Corp.                                 471,150           23,646
Bank One Corp.                                        158,900            5,095
BB&T Corp.                                             16,800              460
Bear Stearns Co., Inc.                                 26,985            1,154
Block (H&R) Co., Inc.                                  21,931              959
Capital One Financial Corp.                            17,700              853
Charter One Financial, Inc.                            19,530              374
Chase Manhattan Corp.                                  63,293            4,917
CIGNA Corp.                                            32,400            2,610
Cincinnati Financial Corp.                              9,800              304
CIT Group, Inc.                                        22,000              465
Citigroup, Inc.                                       392,425           21,804
City National Corp.                                     2,800               92
CNA Financial Corp. (a)                                 9,800              382
Colonial BancGroup, Inc.                                6,000               62
Comerica, Inc.                                         62,650            2,925
Compass Bancshares, Inc.                                5,600              125
Conseco, Inc.                                          14,400              257
Countrywide Credit Industries, Inc.                    31,900              805
Dime Bancorp, Inc.                                     21,700              328
Dow Jones & Co., Inc.                                  22,600            1,537
DST Systems, Inc. (a)                                   1,700              130
E.W. Blanch Holdings, Inc.                              5,300              325
Equifax, Inc.                                          39,300              926


                                                     Quantitative Equity Fund 56

Quantitative Equity Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Everest Reinsurance Holdings, Inc.                      7,700              172
Fannie Mae                                             38,300            2,391
Federal Home Loan Mortgage Corp.                      192,012            9,037
Financial Security Assurance Holdings, Ltd.               600               31
FINOVA Group, Inc.                                     13,100              465
First Data Corp.                                       34,100            1,682
First Tennessee National Corp.                         15,600              445
First Union Corp.                                     164,000            5,381
Firstar Corp.                                          33,700              712
FirstMerit Corp.                                        5,400              125
Fleet Financial Corp.                                  95,020            3,308
Foundation Health Systems, Inc. (a)                    10,800              107
Franklin Resources, Inc.                                  900               29
Fremont General Corp.                                  10,000               74
Golden State Bancorp, Inc. (a)                         12,000              207
Golden West Financial Corp.                            42,000            1,407
Greenpoint Financial Corp.                             22,900              545
Hartford Financial Services Group, Inc. (The)          44,200            2,094
Heller Financial, Inc. Class A                          6,100              122
Hibernia Corp. Class A                                 19,100              203
Household International Corp.                          29,200            1,088
Huntington Bancshares, Inc.                            27,500              655
KeyCorp                                                79,800            1,766
Lehman Brothers Holdings, Inc.                          7,600              644
Leucadia National Corp.                                 7,100              164
Loews Corp.                                            11,200              680
M & T Bank Corp.                                          700              290
Marsh & McLennan Cos., Inc.                            16,394            1,569
MBIA, Inc.                                             20,000            1,056
MBNA Corp.                                            132,408            3,608
Mercantile Bankshares Corp.                             8,300              265
Mercury General Corp.                                   8,700              194
Merrill Lynch & Co., Inc.                              51,883            4,332
MONY Group, Inc. (The)                                  6,200              181
Morgan (J.P.) & Co., Inc.                              17,083            2,163
Morgan Stanley Dean Witter & Co.                      115,458           16,482
National City Corp.                                    67,020            1,588
North Fork Bancorp., Inc.                              39,050              683
Ocwen Financial Corp. (a)                               4,000               25
Old Republic International Corp.                       27,100              369
Pacific Century Financial Corp.                         6,800              127
Paine Webber Group, Inc.                               14,400              559
Paychex, Inc.                                          34,209            1,366
Peoples Heritage Financial Group                        9,600              144
PMI Group, Inc. (The)                                  38,050            1,857
PNC Bank Corp.                                        111,705            4,971
Profit Recovery Group International, Inc.(The) (a)      5,100              135
Provident Financial Group, Inc.                         3,400              122
Providian Financial Corp.                              13,545            1,233
Radian Group, Inc. (a)                                  4,100              196
Regions Financial Corp.                                26,700              669
Ryder System, Inc.                                      6,800              166
SAFECO Corp.                                           26,300              653
Schwab (Charles) Corp.                                  4,386              168
SouthTrust Corp.                                       80,500            3,039
Sovereign Bancorp, Inc.                                67,900              503
St. Paul Cos., Inc.                                    42,220            1,422
Summit Bancorp                                         21,300              652
SunTrust Banks, Inc.                                   18,418            1,267
TCF Financial Corp.                                     8,400              209
TD Waterhouse Group, Inc. (a)                          18,400              302
Transatlantic Holdings, Inc.                            2,200              172
Travelers Property Casualty Corp. Class A              12,500              428
U.S. Bancorp                                           83,500            1,988
Union Planters Corp.                                   17,100              674
UnionBanCal Corp.                                      80,249            3,165
UnumProvident Corp.                                    70,700            2,267
Wachovia Corp.                                          7,340              499
Washington Federal, Inc.                                4,700               92
Washington Mutual, Inc.                               118,800            3,089
Wells Fargo Co.                                       104,500            4,226
                                                                     ---------
                                                                       213,620
                                                                     ---------

Health Care - 8.4%
Abbott Laboratories                                       800               29
Allergan, Inc.                                        151,852            7,555
ALZA Corp. (a)                                         47,500            1,645
American Home Products Corp.                          143,300            5,651
Apria Healthcare Group, Inc. (a)                        5,700              102
Baxter International, Inc.                             38,300            2,406
Becton, Dickinson & Co.                                 3,400               91
Bergen Brunswig Corp. Class A                          27,406              228
Biogen, Inc. (a)                                       29,270            2,471
Biomet, Inc.                                           12,700              507
Bristol-Myers Squibb Co.                              318,600           20,450
Cardinal Health, Inc.                                  46,743            2,238
Chiron Corp.  (a)                                      65,979            2,792
Columbia/HCA Healthcare Corp.                         129,690            3,802
Forest Labs, Inc. (a)                                  60,800            3,735
Genzyme Corp.  (a)                                     91,300            4,097
HEALTHSOUTH Corp. (a)                                  51,500              277
Human Genome Sciences, Inc. (a)                         2,500              381
Humana, Inc. (a)                                       20,100              165
ICN Pharmaceuticals, Inc.                              40,300            1,020
IDEC Pharmaceuticals Corp. (a)                          1,000               98
Immunex Corp. (a)                                       8,392              918
IVAX Corp. (a)                                         89,400            2,302
Johnson & Johnson                                     155,400           14,472


57 Quantitative Equity Fund

Quantitative Equity Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Lilly (Eli) & Co.                                     123,400            8,206
Mallinckrodt, Inc.                                     70,800            2,252
MedImmune, Inc. (a)                                     7,195            1,193
Medtronic, Inc.                                        32,000            1,166
Merck & Co., Inc.                                     160,740           10,780
PacifiCare Health Systems, Inc. (a)                    49,700            2,634
PE Corp.                                                3,500              421
Pfizer, Inc.                                          193,100            6,264
Pharmacia & Upjohn, Inc.                               70,257            3,162
Schering-Plough Corp.                                 118,100            4,982
St. Jude Medical, Inc.  (a)                             3,700              114
Tenet Healthcare Corp. (a)                             85,700            2,014
Trigon Healthcare, Inc. (a)                             6,400              189
United Healthcare Corp.                                39,754            2,112
Warner-Lambert Co.                                     71,300            5,842
Watson Pharmaceuticals, Inc. (a)                       14,800              530
Wellpoint Health Networks, Inc. (a)                    29,135            1,920
                                                                     ---------
                                                                       131,213
                                                                     ---------

Integrated Oils - 3.5%
Amerada Hess Corp.                                      7,800              443
Ashland, Inc.                                          14,600              481
Atlantic Richfield Co.                                 12,400            1,073
Chevron Corp.                                          44,600            3,863
Coastal Corp.                                          12,400              439
Conoco, Inc. Class B NPV                               30,219              752
Enron Corp.                                            92,182            4,091
Exxon Mobil Corp. NPV (a)                             392,980           31,659
Kerr-McGee Corp.                                        7,000              434
Lyondell Petrochemical Co.                             33,300              425
Phillips Petroleum Co.                                 15,000              705
Royal Dutch Petroleum Co.                             100,900            6,098
Texaco, Inc.                                           50,600            2,748
USX-Marathon Group                                     59,367            1,465
                                                                     ---------
                                                                        54,676
                                                                     ---------

Materials and Processing - 5.7%
Air Products & Chemicals, Inc.                         50,700            1,702
AK Steel Holding Corp.                                 20,400              385
Alcoa, Inc.                                            58,000            4,814
Allegheny Technologies, Inc. (a)                       17,900              402
Archer-Daniels- Midland Co.                           114,283            1,393
B.F. Goodrich Co.                                      13,900              382
Banta Corp.                                             6,700              151
Boise Cascade Corp.                                     6,000              243
Bowater, Inc.                                           8,100              440
Centex Corp.                                           15,100              373
Dow Chemical Co.                                       98,367           13,144
Fort James Corp.                                       27,700              758
Fuller (H.B.) Co.                                       2,100              117
Georgia Gulf Corp.                                     14,600              444
Georgia-Pacific Group                                 145,200            7,369
Illinois Tool Works, Inc.                              27,435            1,854
IMC Global, Inc.                                       61,000              999
International Paper Co.                                15,041              849
Kimberly-Clark Corp.                                   28,143            1,836
Lafarge Corp.                                           7,700              213
Louisiana Pacific Corp.                                31,600              450
Lubrizol Corp.                                         17,900              553
Minnesota Mining & Manufacturing Co.                  108,264           10,596
Monsanto Co.                                          138,800            4,945
Nucor Corp.                                            20,200            1,107
OM Group                                                4,400              152
Owens Corning                                           4,300               83
PPG Industries, Inc.                                   11,600              726
Praxair, Inc.                                           1,800               91
Reynolds Metals Co.                                    10,300              789
Rohm & Haas Co.                                        78,111            3,178
Sherwin-Williams Co.                                   16,176              340
Sigma Aldrich Corp.                                    65,300            1,959
Smurfit-Stone Container Corp. (a)                      43,100            1,053
Solutia, Inc.                                          61,800              954
Temple-Inland, Inc.                                     8,500              560
Texas Industries, Inc.                                  4,700              200
Textron, Inc.                                           8,500              652
Tyco International, Ltd.                              336,914           13,098
Unifi, Inc. (a)                                        10,600              131
Union Carbide Corp.                                     8,600              574
USEC, Inc.                                              9,900               69
USG Corp.                                              98,500            4,642
USX-U.S. Steel Group                                    4,700              155
W.R. Grace & Co. (a)                                   14,372              199
Weyerhaeuser Co.                                       52,615            3,778
                                                                     ---------
                                                                        88,902
                                                                     ---------

Miscellaneous - 0.1%
Convergys Corp. NPV (a)                                48,700            1,498
Senior Housing Properties Trust                         5,640               70
                                                                     ---------
                                                                         1,568
                                                                     ---------

Other Energy - 1.0%
Apache Corp.                                           99,500            3,675
Cooper Cameron Corp. (a)                                8,400              411
El Paso Energy Corp.                                   20,300              788
ENSCO International, Inc.                               6,200              142
Global Marine, Inc. (a)                                32,000              532
Input/Output, Inc. (a)                                  2,800               14
Noble Drilling Corp.  (a)                              57,600            1,886
Pioneer Natural Resources Co. (a)                       3,813               34
R&B Falcon Corp. (a)                                   30,200              400
Smith International, Inc.  (a)                          1,600               80


                                                     Quantitative Equity Fund 58

Quantitative Equity Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Sunoco, Inc.                                           11,900              280
Tidewater, Inc.                                         3,900              140
Tosco Corp.                                            85,200            2,316
Transocean Sedco Forex, Inc. NPV (a)                   24,113              812
Ultramar Diamond Shamrock Corp.                       114,200            2,591
Union Pacific Resources Group, Inc.                   100,100            1,276
Valero Energy Corp.                                     7,000              140
Varco International, Inc. (a)                          12,600              129
                                                                     ---------
                                                                        15,646
                                                                     ---------

Producer Durables - 7.3%
Applied Materials, Inc. (a)                            42,512            5,383
Boeing Co.                                             15,700              653
Boston Scientific Corp. (a)                            23,900              523
Briggs & Stratton Corp.                                15,000              804
CommScope, Inc. (a)                                    25,000            1,008
CTS Corp.                                              17,700            1,334
Cummins Engine Co., Inc.                               18,600              899
D.R. Horton, Inc.                                      25,000              345
Deere & Co.                                            33,900            1,470
Diebold, Inc.                                          75,400            1,772
Dover Corp.                                            79,400            3,603
Emerson Electric Co.                                   12,300              706
General Electric Co.                                  393,700           60,925
Honeywell International, Inc. (a)                      15,300              883
Hubbell, Inc. Class B                                   8,300              226
Ingersoll-Rand Co.                                     48,878            2,691
ITT Industries, Inc.                                   36,500            1,220
Kaufman & Broad Home Corp.                             16,700              404
Lexmark International Group, Inc. Class A (a)          35,582            3,220
Litton Industries, Inc. (a)                             3,900              195
Lockheed Martin Corp.                                 101,500            2,220
Manitowoc Co., Inc.                                     6,800              231
Mettler-Toledo International, Inc. New (a)              6,000              229
Milacron, Inc.                                          3,600               55
Miller (Herman), Inc.                                   3,000               69
NACCO Industries, Inc. Class A                          1,400               78
Northrop Grumman Corp.                                 44,300            2,395
Pall Corp.                                             14,839              320
Parker-Hannifin Corp.                                   6,100              313
Pulte Corp.                                            14,100              317
Raytheon Co. Class A                                   18,900              469
Raytheon Co. Class B                                   40,200            1,068
Rockwell International Corp.                           29,479            1,411
Roper Industries, Inc.                                  3,600              136
Solectron Corp. (a)                                    38,410            3,654
Tecumseh Products Co. Class A                           4,000              189
Teradyne, Inc. (a)                                    133,000            8,778
Terex Corp. (a)                                         7,200              200
Waste Management, Inc.                                108,500            1,865
Xerox Corp.                                            64,900            1,472
                                                                     ---------
                                                                       113,733
                                                                     ---------

Technology - 26.4%
3Com Corp.  (a)                                       135,300            6,351
Adaptec, Inc. (a)                                      22,766            1,134
Adobe Systems, Inc.                                   110,300            7,418
Altera Corp. (a)                                       24,991            1,239
America Online, Inc. (a)                              256,202           19,327
Analog Devices, Inc. (a)                                9,500              884
Anixter International, Inc. (a)                         3,500               72
Apple Computer, Inc. (a)                               25,269            2,596
Applied Micro Circuits Corp. (a)                        5,200              660
At Home Corp. Series A (a)                             39,000            1,675
AVX Corp.                                              15,300              764
BEA Systems, Inc. (a)                                   7,400              518
BMC Software, Inc. (a)                                 20,600            1,645
Broadcom Corp. Class A (a)                                400              109
Cisco Systems, Inc. (a)                               540,362           57,853
Citrix Systems, Inc. (a)                                7,100              873
CNET, Inc. (a)                                          1,600               91
COMPAQ Computer Corp.                                  15,500              419
CompUSA, Inc. (a)                                      16,500               85
Computer Associates International, Inc.               152,900           10,693
Comverse Technology, Inc. (a)                           5,400              781
Conexant Systems, Inc. (a)                              8,500              562
Cooper Industries, Inc.                                18,600              752
Cypress Semiconductor Corp.  (a)                       11,900              385
Dell Computer Corp. (a)                               219,600           11,186
eBay, Inc. (a)                                          1,100              138
Electronic Data Systems Corp.                          59,151            3,959
EMC Corp. (a)                                         175,588           19,183
Emulex Corp. (a)                                        1,600              181
Exodus Communications, Inc. (a)                        17,600            1,563
Galileo International, Inc.                           120,900            3,619
General Dynamics Corp.                                 22,593            1,192
General Instrument Corp. (a)                           25,070            2,131
Inktomi Corp. (a)                                      10,000              886
Integrated Device Technology, Inc. (a)                 15,600              451
Intel Corp.                                           336,300           27,661
International Business Machines Corp.                  45,200            4,882
JDS Uniphase Corp. (a)                                 34,000            5,483
Lanier Worldwide, Inc. (a)                              5,000               19
Linear Technology Corp.                                17,100            1,224
LSI Logic Corp. (a)                                    14,500              979
Lucent Technologies, Inc.                             397,877           29,766
Maxim Integrated Products, Inc. (a)                    34,000            1,602
Mercury Interactive Corp. (a)                           1,700              183


59 Quantitative Equity Fund

Quantitative Equity Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Microchip Technology, Inc. (a)                         25,600            1,755
Micron Technology, Inc.  (a)                          113,274            8,807
Microsoft Corp. (a)                                   424,151           49,493
Motorola, Inc.                                         51,900            7,642
National Semiconductor Corp. (a)                      206,503            8,841
NCR Corp. (a)                                           4,983              189
Network Appliance, Inc. (a)                             6,200              515
Network Solutions, Inc. Class A (a)                       500              109
Nextel Communications, Inc. Class A (a)                23,215            2,393
Nortel Networks Corp.                                 132,380           13,370
Novell, Inc. (a)                                       31,200            1,244
Oracle Systems Corp. (a)                              218,080           24,425
QUALCOMM, Inc. (a)                                     71,788           12,639
Quantum Corp. DLT & Storage Systems (a)                70,600            1,068
RealNetworks, Inc. (a)                                  5,300              638
SDL, Inc. (a)                                           1,700              371
Seagate Technology (a)                                 40,768            1,898
Siebel Systems, Inc. (a)                                8,100              682
Silicon Graphics, Inc. (a)                             38,400              377
Sterling Commerce, Inc. (a)                             4,200              143
Sun Microsystems, Inc. (a)                            204,600           15,831
SunGard Data Systems  (a)                             158,300            3,760
Symantec Corp. (a)                                      6,500              381
Tandy Corp.                                            62,100            3,055
Tech Data Corp. (a)                                     3,500               95
Tellabs, Inc. (a)                                      15,800            1,013
Texas Instruments, Inc.                                80,000            7,750
Unisys Corp. (a)                                       15,843              506
USWeb Corp. (a)                                         4,000              178
VeriSign, Inc. (a)                                      6,400            1,223
Veritas Software Corp. (a)                             22,168            3,171
Vishay Intertechnology, Inc.  (a)                      22,925              725
Xilinx, Inc. (a)                                       42,580            1,934
Yahoo!, Inc. (a)                                        9,000            3,893
                                                                     ---------
                                                                       413,288
                                                                     ---------

Utilities - 8.8%
Allegheny Energy, Inc.                                 16,300              439
Alltel Corp.                                           10,900              901
AT&T Corp.                                            184,217            9,349
Bell Atlantic Corp.                                   294,971           18,159
BellSouth Corp.                                       366,058           17,136
Calpine Corp. (a)                                      11,600              742
Carolina Power & Light Co.                             33,900            1,032
Central & Southwest Corp.                              72,800            1,456
Cinergy Corp.                                          18,200              439
CMS Energy Corp.                                       25,600              798
Columbia Energy Group                                  10,700              677
Comcast Corp. Special Class A                          80,446            4,063
Consolidated Natural Gas Co.                            5,900              383
Copper Mountain Networks, Inc. (a)                      1,200               58
Cox Communications, Inc. Class A (a)                    4,472              230
Dominion Resources, Inc.                                8,900              349
DTE Energy Co.                                         97,100            3,047
Duke Energy Corp.                                      69,600            3,489
Edison International                                   82,600            2,163
Energy East Corp.                                      11,000              229
Entergy Corp.                                          17,700              456
FirstEnergy Corp.                                      39,800              903
FPL Group, Inc.                                         8,800              377
Global Crossing, Ltd. (a)                              78,800            3,935
GPU, Inc.                                              25,800              772
GTE Corp.                                              53,800            3,796
Kansas City Power & Light Co.                           2,800               62
KeySpan Corp. (a)                                      11,800              274
Level 3 Communications, Inc. (a)                       51,600            4,218
MCI WorldCom, Inc. (a)                                478,391           25,355
NiSource, Inc. NPV                                     14,300              256
Northern States Power Co.                              43,600              850
OGE Energy Corp.                                        7,200              137
PG&E Corp.                                            117,100            2,401
Pinnacle West Capital Corp.                            11,900              364
Powertel, Inc. (a)                                      1,300              130
PP&L Resources, Inc.                                   34,400              787
Public Service Co. of New Mexico                       13,300              216
Public Service Enterprise Group, Inc.                  86,300            3,004
Quanta Services, Inc. (a)                               4,700              133
Reliant Energy, Inc. NPV                               17,600              403
SBC Communications, Inc.                              363,941           17,742
Sprint Corp.                                           26,400            1,777
TECO Energy, Inc.                                      15,100              280
Texas Utilities Co.                                    52,200            1,856
U.S. West, Inc. NPV                                    19,100            1,375
Unicom Corp.                                            8,100              271
UtiliCorp United, Inc.                                 14,400              280
Western Resources, Inc.                                10,100              172
Western Wireless Corp. NPV Class A (a)                  3,400              227
Wisconsin Energy Corp.                                 16,400              315
                                                                     ---------
                                                                       138,263
                                                                     ---------

Total Common Stocks
(cost $1,074,982)                                                    1,464,788
                                                                     ---------


                                                     Quantitative Equity Fund 60

Quantitative Equity Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------

Short-Term Investments - 6.2%
Frank Russell Investment Company Money
    Market Fund, due on demand (b)                     91,680           91,680
United States Treasury Bills (c)(d)
4.670% due 01/20/00(b)                                  4,350            4,339
5.390% due 06/29/00                                       600              584
                                                                     ---------

Total Short-Term Investments
(cost $96,603)                                                          96,603
                                                                     ---------

Total Investments - 99.7%
(identified cost $1,171,585)                                         1,561,391

Other Assets and Liabilities, Net - 0.3%                                 5,230
                                                                     ---------

Net Assets - 100.0%                                                  1,566,621
                                                                     =========

*       Each contract represents $100,000 notional value.
(a)     Nonincome-producing security.
(b)     At amortized cost, which approximates market.
(c)     Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
NPV - No Par Value
NV - Nonvoting

                                                                    Unrealized
                                                      Number       Appreciation
                                                        of        (Depreciation)
                                                     Contracts*        (000)
                                                    -----------   --------------

Futures Contracts

S&P 500 Index
    expiration date 03/00                               192       $       1,720

S&P 400 Midcap Index
    expiration date 03/00                                73                 694
                                                                  -------------

Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                           $       2,414
                                                                  =============

See accompanying notes which are an integral part of the financial statements.


61 Quantitative Equity Income Fund

Quantitative Equity Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $1,171,585) .........................................................  $1,561,391
Receivables:
    Dividends ..............................................................................................       1,959
    Investments sold .......................................................................................         289
    Fund shares sold .......................................................................................       5,395
    From Advisor ...........................................................................................          22
    Daily variation margin on futures contracts ............................................................         265
Prepaid expenses ...........................................................................................           4
                                                                                                              ----------

       Total assets ........................................................................................   1,569,325

Liabilities
Payables:
    Investments purchased ......................................................................  $      217
    Fund shares redeemed .......................................................................       1,947
    Accrued fees to affiliates .................................................................         314
    Other accrued expenses .....................................................................         226
                                                                                                  ----------

       Total liabilities ...................................................................................       2,704
                                                                                                              ----------

Net Assets .................................................................................................  $1,566,621
                                                                                                              ==========

Net Assets Consist of:
Accumulated net realized gain (loss) .......................................................................  $   99,956
Unrealized appreciation (depreciation) on:
    Investments ............................................................................................     389,806
    Futures contracts ......................................................................................       2,414
Shares of beneficial interest ..............................................................................         347
Additional paid-in capital .................................................................................   1,074,098
                                                                                                              ----------

Net Assets .................................................................................................  $1,566,621
                                                                                                              ==========

Net Asset Value, offering and redemption price per share:
    Class C ($13,612,611 divided by 302,926 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $    44.94
                                                                                                              ==========
    Class E ($7,986,890 divided by 176,726 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $    45.19
                                                                                                              ==========
    Class S ($1,545,021,138 divided by 34,186,994 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $    45.19
                                                                                                              ==========

  See accompanying notes which are an integral part of the financial statements.


                                                     Quantitative Equity Fund 62

Quantitative Equity Fund

Statement of Operations

Amounts in thousands

                                                                                    Year Ended December 31, 1999

Investment Income
   Dividends ...............................................................................            $ 18,946
   Dividends from Money Market Fund ........................................................               1,650
   Interest ................................................................................                 243
                                                                                                        --------

     Total investment income ...............................................................              20,839

Expenses
   Advisory fees ...............................................................    $ 10,414
   Administrative fees .........................................................         715
   Custodian fees ..............................................................         580
   Distribution fees - Class C .................................................          44
   Transfer agent fees .........................................................       1,248
   Professional fees ...........................................................          53
   Registration fees ...........................................................         177
   Shareholder servicing fees - Class C ........................................          15
   Shareholder servicing fees - Class E ........................................          20
   Trustees' fees ..............................................................          10
   Miscellaneous ...............................................................         114
                                                                                    --------

     Total expenses ........................................................................              13,390
                                                                                                        --------

Net investment income ......................................................................               7,449
                                                                                                        --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .................................................................     249,787
   Futures contracts ...........................................................       5,707             255,494
                                                                                    --------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................................      17,217
   Futures contracts ...........................................................         533              17,750
                                                                                    --------            --------

Net realized and unrealized gain (loss) ....................................................             273,244
                                                                                                        --------

Net increase (decrease) in net assets from operations ......................................            $280,693
                                                                                                        ========

See accompanying notes which are an integral part of the financial statements.


63 Quantitative Equity Fund

Quantitative Equity Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                     Years Ended December 31,

                                                                       1999           1998
                                                                   -----------    -----------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................   $     7,449    $     7,998
   Net realized gain (loss) ....................................       255,494        102,532
   Net change in unrealized appreciation (depreciation) ........        17,750        149,884
                                                                   -----------    -----------

     Net increase (decrease) in net assets from operations .....       280,693        260,414
                                                                   -----------    -----------

Distributions
   From net investment income
     Class C ...................................................            (5)            --
     Class E ...................................................           (19)           (13)
     Class S ...................................................        (7,550)        (7,962)
   From net realized gain
     Class C ...................................................        (1,371)            --
     Class E ...................................................          (927)          (384)
     Class S ...................................................      (179,302)       (81,901)
                                                                   -----------    -----------

        Net decrease in net assets from distributions ..........      (189,174)       (90,260)
                                                                   -----------    -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions       151,572        154,152
                                                                   -----------    -----------

Total net increase (decrease) in net assets ....................       243,091        324,306

Net Assets
   Beginning of period .........................................     1,323,530        999,224
                                                                   -----------    -----------
   End of period (including undistributed net investment
     income of $3 at December 31, 1998) ........................   $ 1,566,621    $ 1,323,530
                                                                   ===========    ===========

  See accompanying notes which are an integral part of the financial statements.


                                                     Quantitative Equity Fund 64

Quantitative Equity Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------
Net Asset Value, Beginning of Period ............................    $    43.02
                                                                     ----------

Income From Operations
   Net investment income (loss)(a) ..............................          (.20)
   Net realized and unrealized gain (loss) ......................          8.00
                                                                     ----------

     Total income from operations ...............................          7.80
                                                                     ----------

Distributions
   From net investment income ...................................          (.04)
   From net realized gain .......................................         (5.84)
                                                                     ----------

     Total distributions ........................................         (5.88)
                                                                     ----------

Net Asset Value, End of Period ..................................    $    44.94
                                                                     ==========

Total Return (%)(b) .............................................         18.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....................        13,613

   Ratios to average net assets (%)(c):
     Operating expenses .........................................          1.93
     Net investment income (loss) ...............................          (.47)

     Portfolio turnover rate % ..................................         89.52

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


65 Quantitative Equity Fund

Quantitative Equity Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           Years Ended December 31,
                                              ------------------------------------------------
                                                 1999         1998         1997         1996*
                                              ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ......   $   42.50    $   36.80    $   33.05    $   33.81
                                              ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ..............         .13          .12          .14          .05
   Net realized and unrealized gain (loss)         8.50         8.54         9.95         1.87
                                              ---------    ---------    ---------    ---------

     Total income from operations .........        8.63         8.66        10.09         1.92
                                              ---------    ---------    ---------    ---------

Distributions
   From net investment income .............        (.10)        (.16)        (.07)        (.08)
   From net realized gain .................       (5.84)       (2.80)       (6.27)       (2.60)
                                              ---------    ---------    ---------    ---------

     Total distributions ..................       (5.94)       (2.96)       (6.34)       (2.68)
                                              ---------    ---------    ---------    ---------

Net Asset Value, End of Period ............   $   45.19    $   42.50    $   36.80    $   33.05
                                              =========    =========    =========    =========

Total Return (%)(b) .......................       21.11        24.34        31.70         5.91

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       7,987        7,479        2,344          322

   Ratios to average net assets (%)(c):
     Operating expenses ...................        1.18         1.31         1.59         1.65
     Net investment income ................         .28          .30          .33          .81

   Portfolio turnover rate (%) ............       89.52        77.23        87.67        74.33

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


                                                     Quantitative Equity Fund 66

Quantitative Equity Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                              ------------------------------------------------------------------
                                                 1999          1998          1997          1996           1995
                                              ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ......   $    42.53    $    36.78    $    33.05    $    30.76    $    24.84
                                              ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income (a) ..............          .24           .27           .38           .51           .50
   Net realized and unrealized gain (loss)          8.50          8.55         10.00          6.24          8.72
                                              ----------    ----------    ----------    ----------    ----------

     Total income from operations .........         8.74          8.82         10.38          6.75          9.22
                                              ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income .............         (.24)         (.27)         (.38)         (.51)         (.51)
   From net realized gain .................        (5.84)        (2.80)        (6.27)        (3.95)        (2.79)
                                              ----------    ----------    ----------    ----------    ----------

     Total distributions ..................        (6.08)        (3.07)        (6.65)        (4.46)        (3.30)
                                              ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ............   $    45.19    $    42.53    $    36.78    $    33.05    $    30.76
                                              ==========    ==========    ==========    ==========    ==========

Total Return (%) ..........................        21.37         24.82         32.70         23.08         37.69

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)    1,545,021     1,316,051       996,880       663,925       488,948

   Ratios to average net assets (%):
     Operating expenses ...................          .93           .91           .91           .93           .93
     Net investment income ................          .53           .69          1.04          1.59          1.71

   Portfolio turnover rate (%) ............        89.52         77.23         87.67         74.33         78.83

(a) Periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


67 Quantitative Equity Fund

International Securities Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide favorable total return and additional diversification for US investors.

Invests in: Primarily the equity securities of non-US companies in developed foreign markets.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of eight managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

               International Securities                             Lipper(R)
Dates                 - Class S              MSCI EAFE **       International ++

Yearly periods
ended
December 31

        *               $10,000                 $10,000            $10,000
      1990               $8,466                  $7,660             $8,606
      1991               $9,481                  $8,640             $9,900
      1992               $8,822                  $7,616             $9,490
      1993              $11,776                 $10,126            $13,247
      1994              $12,347                 $10,942            $13,113
      1995              $13,607                 $12,206            $14,323
      1996              $14,643                 $12,983            $15,976
      1997              $14,681                 $13,250            $16,796
      1998              $16,573                 $15,944            $18,967
      1999              $21,631                 $20,296            $26,504
--------------------------------------------------------------------------------

  Total                $142,027                $129,663           $157,127
================================================================================

International Securities Fund - Class S

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $13,052                   30.52%
5 Years                   $17,520                   11.86%ss.
10 Years                  $21,631                    8.02%ss.

International Securities Fund - Class E++++

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $13,021                   30.21%
5 Years                   $17,284                   11.56%ss.
10 Years                  $21,341                    7.87%ss.

International Securities Fund - Class C++++++

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $12,935                   29.35%
5 Years                   $17,171                   11.41%ss.
10 Years                  $21,202                    7.80%ss.

MSCI EAFE Index

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $12,730                   27.30%
5 Years                   $18,549                   13.15%ss.
10 Years                  $20,296                    7.34%ss.

Lipper(R) International Funds Benchmark

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $13,974                   39.74%
5 Years                   $20,212                   15.11%ss.
10 Years                  $26,504                   10.24%ss.

Salomon Smith Barney Broad Market Index (BMI) ex-US +

 Periods Ended
   12/31/99           Growth of $10,000          Total Return
 -------------        -----------------          ------------
1 Year                    $12,873                   28.73%
5 Years                   $18,806                   13.47%ss.
10 Years                  $20,293                    7.33%ss.


69 International Securities Fund

International Securities Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the International Securities Fund Class S, Class E, and Class C shares had total returns of 30.52%, 30.21%, and 29.35%, respectively, as compared to the Salomon Smith Barney BMI World ex-US, which gained 28.73% for the year. Fund results were also favorable versus the MSCI EAFE Index, which gained 27.30%. The Fund's performance advantage over the benchmarks was primarily due to the strong results of its growth- oriented managers.

Portfolio Highlights

Dominant trends in the non-US developed markets were once again similar to those in the US. Technology dominated other sectors, particularly late in the year, as Internet enthusiasm spread globally. Japan led all other international markets with the BMI-Japan Index up 68% for the year. Continental European markets were strong performers as the European Union continued to foster optimism in the stock market. The United Kingdom performed well, but trailed the majority of other major markets as it struggled with inflationary pressures.

The Fund's value managers struggled during the year, though their results were relatively consistent with value-biased peers. The growth managers produced strong gains, well ahead of the BMI-ex US Index. Security selection and country selection were generally positive contributors, with the technology and telecommunications holdings of the growth managers offsetting the deeper value holdings of their counterparts. The Fund trailed the average international fund tracked by Lipper Analytical Services, which gained 39.74% for the year. Reduced exposure to emerging markets, technology and telecommunications shares versus many peer funds accounted for much of the difference. Transaction costs associated with manager changes early in 1999 also impacted index- and peer-relative results.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Mannesmann AG NPV (Germany)                                                1.6%
Koninklijke KPN NV (Netherlands)                                           1.5
Nippon Telegraph & Telephone Corp. (Japan)                                 1.3
Hitachi, Ltd. (Japan)                                                      1.2
NTT Mobile Communication Network, Inc. NPV (Japan)                         1.1
Total Co. SA Class B (France)                                              1.1
Sony Corp. (Japan)                                                         1.0
Vodafone Group PLC (United Kingdom)                                        1.0
Glaxo Wellcome PLC (United Kingdom)                                        1.0
Canon, Inc. (Japan)                                                        1.0

Portfolio Characteristics
                                                               December 31, 1999

Current P/E Ratio                                                         26.39x
Portfolio Price/Book Ratio                                                 3.08x
Market Capitalization - $-Weighted Average                              48.6 Bil
Number of Holdings                                                           793

Money Managers                                                       Styles

Delaware International Advisors, Ltd.                            Value
Fidelity Management Trust Company                                Market-Oriented
J.P. Morgan Investment Management, Inc.                          Market-Oriented
Montgomery Asset Management, LLC                                 Growth
Mastholm Asset Management, LLC                                   Growth
Oechsle International Advisors, LLC                              Growth
Sanford C. Bernstein & Co., Inc.                                 Value
The Boston Company Asset Management, Inc.                        Value

* International Securities Fund Class S assumes initial investment on January 1, 1990.
**      Morgan Stanley Capital International Europe, Australia, Far East (MSCI
        EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
++ Lipper(R) International Funds Benchmark is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++++ International Securities Fund Class S perfomance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ International Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.
ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                International Securities Fund 70

International Securities Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Common Stocks - 91.2%
Australia - 2.5%
Amcor, Ltd.                                           433,365            2,030
AMP, Ltd.                                              24,200              267
Australia & New Zealand Bank
    Group, Ltd.                                       912,680            6,639
Australian Gas & Light Co.                              4,000               23
Brambles Industries, Ltd.                               2,300               64
Broken Hill Proprietary Co.                            40,418              531
Cable & Wireless Optus, Ltd. NPV (a)                1,134,500            3,791
Coles Myer, Ltd.                                       10,692               55
Colonial, Ltd.                                          8,500               38
CSR, Ltd.                                             922,900            2,242
F.H. Faulding & Co., Ltd.                               3,000               20
Foster's Brewing Group, Ltd.                          842,600            2,417
Goldfields Ltd.                                        57,443               41
Goodman Fielder Wattie                                746,297              666
Harvey Norman Holdings, Ltd. NPV                       23,400               45
Leighton Holdings, Ltd. Class A                         4,300               17
Lend Lease Corp.                                       21,400              300
Macquarie Bank, Ltd. NPV                                1,400               24
National Australia Bank, Ltd.                         229,100            3,504
National Foods, Ltd.                                    9,100               16
National Mutual Holdings, Ltd.                        543,000              952
News Corp., Ltd.                                       23,197              225
Oil Search, Ltd. (Australia Regd) (a)                   8,900               12
Orica, Ltd.                                           166,000              895
Pacific Dunlop, Ltd.                                  501,857              710
Rio Tinto Ltd. NPV                                      2,700               58
Seven Network, Ltd. NPV                                 4,900               17
Southcorp Holdings, Ltd.                               77,700              274
Tabcorp. Holdings, Ltd.                               126,000              853
Telstra Corp., Ltd. (a)                                39,440              139
Telstra Corp., Ltd. NPV                               105,600              574
Wesfarmers, Ltd.                                        3,700               31
Westfield Holdings, Ltd. NPV                            7,300               45
Westfield Trust NPV (a)                                13,017               26
Westpac Banking Corp.                                  39,000              269
WMC, Ltd.                                              35,100              194
Woodside Petroleum, Ltd.                                3,900               29
Woolworth's, Ltd.                                       9,992               33
                                                                    ----------
                                                                        28,066
                                                                    ----------
Austria - 0.2%
Bank Austria AG                                        33,978            1,917
VA Technologie AG (BR)                                  3,335              220
Voest-Alpine Stahl AG                                  11,000              429
Wienerberger Baustoffindustrie
    AG NPV (a)                                         10,400              226
                                                                    ----------
                                                                         2,792
                                                                    ----------
Belgium - 0.3%
Dexia (a)                                               8,185            1,354
Electrabel NPV                                          5,400            1,768
                                                                    ----------
                                                                         3,122
                                                                    ----------
Canada - 3.3%
Abitibi-Consolidated, Inc.                              5,970               70
Air Canada Inc. Class A (a)                            14,200               99
Air Canada, Inc. (a)                                    8,971               68
Alberta Energy Co., Ltd.                                8,480              264
Alcan Aluminum, Ltd.                                    3,630              149
Anderson Exploration, Ltd. (a)                          3,990               48
ATI Technologies, Inc. NPV (a)                         92,800            1,228
Bank of Nova Scotia                                     9,509              205
Barrick Gold Corp. NPV                                 11,690              209
BCE Emergis, Inc. NPV (a)                              54,200            2,910
BCE, Inc.                                              55,912            5,080
Biovail Corp. International NPV New (a)                   710               66
Bombardier, Inc. Class B                               84,186            1,729
Canada Life Financial Corp. NPV (a)                     5,750               89
Canadian Imperial Bank of Commerce                     17,385              416
Canadian Natural Resources, Ltd. (a)                    2,056               50
Canadian Occidental Petroleum, Ltd.                     1,420               28
Canadian Pacific, Ltd.                                  9,860              212
Canfor Corp. (a)                                        1,840               22
Celestica, Inc. (a)                                     1,310               73
Celestica, Inc. NPV (a)                                 1,780               99
CGI Group, Inc. Class A (a)                            52,900            2,263
Crestar Energy, Inc. (a)                                1,340               18
Dofasco, Inc. NPV                                      16,781              331
Domtar, Inc. NPV                                        5,860               69
Enbridge, Inc.                                          2,360               47
Falconbridge, Ltd. New                                  2,800               50
Finning International, Inc. New                        17,000              159
Franco-Nevada Mining Corp., Ltd.                        2,515               39
Hudson's Bay Co.                                        1,340               16
Imasco, Ltd. New                                        6,800              188
Imperial Oil, Ltd.                                     11,667              251
Inco, Ltd. (a)                                            100                2
Inco, Ltd. NPV (a)                                      9,980              233
JDS Uniphase Canada, Ltd. NV (a)                          510               83
Magna International, Inc. Class A                       3,500              149
Mitel Corp. NPV (a)                                   165,000            2,286
National Bank of Canada                                29,500              378
Newbridge Networks Corp. (a)                              900               20
Noranda, Inc.                                          13,040              175
Nortel Networks Corp.                                   5,290              534
Nortel Networks Corp. NPV                              25,240            2,550
NOVA Chemicals Corp. NPV                                1,430               28


71 International Securities Fund

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Petro-Canada                                            2,280               32
Placer Dome, Inc.                                       5,621               60
Precision Drilling Corp. (a)                           28,700              736
QLT PhotoTherapeutics, Inc. (a)                        44,030            2,593
QLT PhotoTherapeutics, Inc. NPV (a)                       800               47
Quebecor Printing, Inc.                                53,310            1,191
Rogers Cantel Mobile Communications, Inc.
    Class B (a)                                         1,120               41
Rogers Communications, Inc. Class B (a)                49,450            1,222
Royal Bank of Canada                                   13,690              602
Royal Group Technologies, Ltd. NPV (a)                 29,000              618
Seagram Co., Ltd.                                      39,076            1,751
Seagram Co., Ltd. NPV                                  27,170            1,221
Shell Canada, Ltd. Class A                              9,000              183
St Laurent Paperboard, Inc. (a)                        91,300            1,218
Stelco, Inc. Class A                                    4,170               31
Suncor, Inc. NPV                                        4,953              207
Talisman Energy, Inc. (a)                               2,110               54
TD Waterhouse Group, Inc. (a)                          10,300              170
Teleglobe, Inc.                                           540               12
Telesystem International
    Wireless, Inc. (a)                                  1,090               40
Tembec, Inc. Class A (a)                               27,470              306
Thomson Corp. (The)                                     9,940              262
Toronto Dominion Bank (The)                            13,868              372
Torstar Corp. Class B                                  31,200              340
TransAlta Corp.                                         9,000               88
TransCanada Pipelines, Ltd.                             9,200               80
Westcoast Energy, Inc.                                 51,791              831
                                                                    ----------
                                                                        37,291
                                                                    ----------
Denmark - 0.2%
ISS International Series B (a)                         15,795            1,062
Jyske Bank A/S (Regd) (a)                              61,500            1,240
Novo Nordisk AS Series B                                1,900              252
Ratin A/S Series B                                      1,205              135
Sydbank A/S                                             2,785              116
                                                                    ----------
                                                                         2,805
                                                                    ----------
Finland - 1.5%
Comptel Oyj NPV (a)                                       753               53
Helsinki Telephone Corp. Series E                      42,600            3,549
Kesko Oyj                                              92,300            1,172
Nokia Oyj                                              51,329            9,307
Pohjola Group Insurance Corp. Series B                  5,600              338
Sampo Insurance Co., Ltd. Series A                     15,893              556
Sonera Group Oyj                                        9,210              631
Stora Enso OYJ Series R                                32,900              574
Tietoenator Oyj NPV                                     4,202              262
UPM-Kymmene Oyj                                        10,482              422
Valmet - Rauma Oyj (a)                                 22,729              296
                                                                    ----------
                                                                        17,160
                                                                    ----------
France - 11.3%
Alcatel Alsthom                                        48,543           11,149
Alstom                                                156,709            5,225
Assurances Generales de France                         27,870            1,510
Atos SA (a)                                               890              148
Aventis SA (a)                                         74,920            4,347
AXA - UAP                                              21,698            3,025
Banque Nationale Paris                                 78,974            7,287
Bongrain SA                                             2,170              720
Bouygues                                                6,098            3,876
Carrefour SA (a)                                       32,825            6,054
Castorama Dubois                                       16,920            5,147
Chargeurs International SA                              2,550              144
Christian Dior SA                                       9,107            2,257
Cie de St. Gobain                                      13,570            2,552
CNP Assurances                                          3,700              136
Coflexip SA                                             9,146              665
Credit Commercial de France                             1,857              231
Eridania Beghin-Say SA                                  1,605              173
France Telecom SA                                      26,240            3,471
Galeries Lafayette (a)                                  2,000              332
Gecina                                                  1,224              138
Groupe Danone                                           1,448              341
Havas Advertising SA                                    2,132              908
L'Air Liquide                                          22,437            3,756
Lafarge SA                                              6,085              709
Lagardere Groupe (Regd)                                 4,326              235
Legris Industries SA                                    3,900              157
LVMH Moet-Hennessy                                      2,114              947
Michelin (Cie Gen) Class B (Regd)                      36,024            1,415
Neopost SA (a)                                         30,500            1,283
Peugeot SA                                              5,705            1,295
Pinault-Printemps- Redoute SA                           1,635              432
Renault (Regie Nationale)                               3,192              154
Rhodia SA                                              82,940            1,875
Rhone-Poulenc SA Class A - ADR                        186,858           10,861
Sanofi-Synthelabo SA (a)                                8,566              357
Schneider Electric SA                                   8,215              645
Scor SA                                                 9,000              397
Sidel SA                                                4,132              427
Simco (Regd)                                            3,300              267
Societe Generale                                       21,703            5,050
Suez Lyonnaise des Eaux                                33,128            5,309
Sylea                                                   2,400              117
Thomson Multimedia (a)                                 46,300            2,495
Thomson-CSF                                            42,601            1,407


                                                International Securities Fund 72

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Total Co. SA Class B                                   93,947           12,539
Total Fina SA - ADR                                    25,422            1,760
TV Francaise (TF1)                                      5,822            3,050
Usinor Sacilor                                         76,342            1,435
Valeo SA                                               31,000            2,393
Vallourec (Usin)                                          360               16
Vivendi                                                98,855            8,928
                                                                    ----------
                                                                       129,547
                                                                    ----------
Germany - 7.4%
AMB Aachener & Muenchener
    Beteiligungs AG                                     1,792              125
BASF AG                                                28,866            1,483
Bayer AG                                              119,468            5,656
Bayerische Hypo Vereinsbank AG                         57,900            3,954
Bayerische Motoren Werke AG (a)                        57,699            1,761
Bilfinger & Berger BAU AG                               4,900              107
Celanese AG NPV (a)                                     5,251               96
Commerzbank AG                                         22,800              837
Consors Discount Broker AG NPV (a)                      1,655              138
Continental AG                                         83,800            1,676
DaimlerChrysler AG                                      8,216              639
Deutsche Bank AG (Regd) NPV (a)                        40,988            3,462
Deutsche Lufthansa AG                                 153,452            3,571
Deutsche Pfandbrief &
    Hypothekenbank AG                                   7,000              523
Deutsche Telekom AG                                    46,403            3,305
Entrium Direct Bankers AG NPV (a)                       4,400               67
Epcos AG NPV (a)                                       51,567            3,870
Gerresheimer Glas AG                                   10,500              164
Hannover Rueckversicherungs AG                          5,773              445
Hochtief AG                                             3,665              137
IKB Deutsche Industriebank AG                           1,750               31
Jenoptik AG                                           146,300            2,461
Mannesmann AG NPV (a)                                  76,780           18,524
Mannheimer Aktiengesellschaft NPV (a)                   4,000              205
Merck KGAA                                             52,000            1,613
Metallgesellschaft AG                                  41,199              826
Muenchener Rueckversicherungs-
    Gesellschaft AG NPV                                 2,985              757
Phoenix AG                                             10,000              129
RWE AG                                                 46,750            1,832
SAP AG                                                    856              422
SAP AG - ADR                                           12,400              646
Schering AG                                             3,760              455
Siemens AG NPV (a)                                     81,777           10,404
Software AG NPV (a)                                    85,623            5,218
Stinnes AG NPV (a)                                     16,798              355
Thyssen Krupp AG NPV (a)                                9,397              286
Veba AG                                               117,775            5,724
Viag AG NPV (a)                                        26,380              484
Volkswagen AG                                          35,250            1,987
                                                                    ----------
                                                                        84,375
                                                                    ----------
Greece - 0.2%
Hellenic Telecommunication Organization SA
    - ADR                                             167,300            1,997
                                                                    ----------
Hong Kong - 1.3%
Asia Satellite Telecommunications Holdings,
    Ltd.                                                8,000               25
Cathay Pacific Airways                                 14,000               25
CDL Hotels International                              715,000              285
Cheung Kong Holdings, Ltd.                            245,800            3,115
China Telecom (Hong Kong), Ltd. (a)                     8,000               50
CLP Holdings, Ltd.                                     56,400              260
Dao Heng Bank Group, Ltd.                              48,000              248
Giordano International, Ltd.                           37,000               38
Great Eagle Holdings                                  183,041              325
Hang Lung Development Co.                             192,000              217
Hang Seng Bank                                          6,900               79
Henderson Investment, Ltd.                            628,000              650
Henderson Land Development Co., Ltd.                  205,000            1,319
Hong Kong & China Gas Co., Ltd.                        48,360               66
Hong Kong Electric Holding, Ltd.                    1,054,573            3,297
Hong Kong Telecommunications, Ltd.                    110,500              319
Hutchison Whampoa, Ltd.                                64,300              935
Jardine Matheson Holdings, Ltd.
    - ADR (a)                                         214,100              844
Jardine Strategic Holdings, Ltd.
    - ADR (a)                                          70,000              139
JCG Holdings, Ltd. NPV                                 50,400               28
Johnson Electric Holdings, Ltd.                         9,200               59
Li & Fung, Ltd. (a)                                    22,800               57
New World Development Co., Ltd.                        19,800               45
New World Infrastructure, Ltd. (a)                     11,000               14
Orient Overseas International Ltd. (a)                121,000               47
QPL International Holdings, Ltd. (a)                  600,000              448
SmarTone Telecommunications
    Holdings, Ltd.                                     39,500              191
Sun Hung Kai Properties, Ltd.                          43,600              454
Swire Pacific, Ltd. Class A                            14,800               87
Tai Cheung Holdings                                    56,000               14
Television Broadcast                                    5,000               34
Wharf Holdings                                        684,862            1,590
Wheelock & Co.                                         13,000               13
Wing Hang Bank, Ltd.                                   10,200               34
                                                                    ----------
                                                                        15,351
                                                                    ----------


73 International Securities Fund

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Ireland - 0.2%
Bank of Ireland                                        67,273              535
CRH PLC                                                38,825              839
Irish Life & Permanent PLC                             11,458              108
Jefferson Smurfit Group PLC                            94,400              285
Waterford Wedgwood (Units)                            939,631              957
                                                                    ----------
                                                                         2,724
                                                                    ----------
Italy - 3.8%
Assicurazioni Generali SPA                              4,924              163
Banca Commerciale Italiana                            221,000            1,202
Banca Nazionale del Lavoro (a)                        740,830            2,470
Banca Pop di Milano                                    49,000              382
Banca Popolare di Bergamo CV                           34,900              807
Banca Popolare di Brescia                               1,593              141
Banco Fideuram SPA                                     30,600              363
Bulgari SPA                                           100,800              906
ENI SPA - ADR                                          27,700            1,527
Ente Nazionale Idrocarburi SPA (Regd)                 373,494            2,054
Fiat SPA (a)                                            5,740              164
Fiat SPA (a)                                           17,930              264
Finmeccanica SPA (a)                                  543,640              716
Ifil (Finanziaria di
    Partecipazioni) SPA (a)                            30,000              125
Istituto Mobiliare Italiano SPA                       187,347            2,546
Magneti Marelli SPA (a)                                28,000              107
Mediaset SPA                                          423,159            6,582
Mediolanum SPA                                         38,206              500
Mondadori (Arnoldo) Editore SPA                        39,300            1,247
Montefibre di Risp                                     67,000               33
Montefibre SPA                                        240,000              127
Olivetti Group SPA (a)                              1,270,000            3,678
Pirelli SPA                                           165,000              453
Saipem SPA                                             23,400               85
Telecom Italia Mobile SPA                             743,416            8,305
Telecom Italia SPA                                    585,211            3,567
Telecom Italia SPA di Risp                            307,762            4,340
Unicredito Italiano SPA                               234,598            1,153
                                                                    ----------
                                                                        44,007
                                                                    ----------
Japan - 23.3%
77th Bank, Ltd. (The)                                 133,000            1,394
Able, Inc.                                             21,000            1,258
Advantest Corp.                                         3,100              819
Aiful Corp.                                             6,400              783
Ajinomoto Co., Inc.                                    15,000              156
Amada Co., Ltd.                                         6,000               33
Aoki International                                     32,000              116
Aoyama Trading Co.                                     29,900              641
Asahi Bank, Ltd.                                       71,000              438
Asahi Glass Co., Ltd.                                 222,000            1,719
Bank of Fukuoka, Ltd. (The)                            20,000              139
Bank of Tokyo - Mitsubishi, Ltd.                      236,000            3,289
Belluna Co., Ltd.                                      89,000            2,300
Bridgestone Tire Corp.                                  9,000              198
Canon, Inc.                                           283,000           11,246
Chubu Electric Power Co., Inc.                          5,600               91
Chugai Pharmaceutical Co., Ltd.                        59,000              638
Citizen Watch Co., Ltd.                                23,000              146
Credit Saison Co.                                      88,950            1,550
CSK Corp., Ltd.                                        10,700            1,738
Dai Ichi Kangyo Bank                                   12,000              112
Dai Ichi Pharmaceutical Co.                            33,000              429
Dai Nippon Printing, Ltd.                               8,000              128
Dai-Tokyo Fire & Marine                               347,000            1,416
Daikin Industries, Ltd.                                 8,000              109
Daito Trust Construction                               19,350              216
Daiwa Kosho Lease Co., Ltd.                            87,000              280
Daiwa Securities Group, Inc.                          467,000            7,309
DDI Corp.                                                 192            2,631
Deodeo Corp.                                           15,000              183
East Japan Railway Co.                                     24              129
Ebara Corp.                                            33,000              368
Eisai Co.                                              95,000            1,827
Enix Corp.                                             14,400            1,564
Familymart, Co.                                         1,800              120
Fanuc Co.                                               4,700              598
Fuji Bank, Ltd.                                       503,000            4,889
Fuji Heavy Industries, Ltd.                            45,000              308
Fuji Machine Manufacturing Co.                         39,300            3,170
Fuji Photo Film Co.                                     5,000              183
Fujisawa Pharmaceutical                                 5,000              121
Fujitsu, Ltd.                                         240,000           10,946
Funai Electric Co., Ltd.                                  600              354
Furukawa Electric Co.                                  42,000              637
Futaba Corp.                                            5,000              220
General Sekiyu KK                                      26,000               58
Hikari Tsushin, Inc.                                      300              602
Hitachi Chemical Co., Ltd.                              5,000               93
Hitachi Software Engineering Co., Ltd.                  2,000              292
Hitachi, Ltd.                                         851,000           13,660
Hokkaido Electric Power Co., Inc.                      20,700              304
Honda Motor Co., Ltd.                                  49,000            1,822
Hosiden Electronics                                     3,000              193
Hoya Corp.                                              5,000              394
Inax Corp.                                             13,000               73
ITO EN, Ltd.                                            1,300              182
Ito-Yokado Co., Ltd.                                   22,000            2,390
Itochu Corp. (a)                                      182,000              907
Japan Telecom Co., Ltd.                                     5              201


                                                International Securities Fund 74

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Japan Tobacco, Inc.                                        19              145
Kaken Pharmaceutical Co., Ltd.                          8,000               44
Kaneka Corp.                                           15,000              192
Kao Corp.                                             143,000            4,080
Kawasaki Steel Corp. (a)                               89,000              159
Keyence Corp.                                             200               81
Kinki Coca-Cola Bottling                               27,000              383
Kissei Pharmaceutical Co.                              34,000              493
Koa Fire & Marine                                      82,000              245
Kokusai Denshin Denwa                                   1,800              249
Konami Co., Ltd.                                        3,200              572
Kuraya Corp.                                            4,000               47
Kurimoto Iron Works                                    90,000              215
Kyocera Corp.                                          29,800            7,729
Kyorin Pharmaceutical Co., Ltd.                        46,000            1,625
Kyushu Electric Power                                  34,900              516
Laox                                                   10,000               78
Mabuchi Motor Co., Ltd.                                17,800            3,106
Makita Corp.                                           91,000              819
Marubeni Corp.                                        731,000            3,069
Marui Co., Ltd.                                         3,000               45
Maruichi Steel Tube                                    38,000              427
Matsumotokiyoshi                                       27,600            2,137
Matsushita Communication                               10,800            2,854
Matsushita Electric Industrial Co., Ltd.              270,000            7,479
Minebea Co., Ltd.                                     193,000            3,311
Mitsubishi Chemical                                   176,000              620
Mitsubishi Corp.                                       73,000              564
Mitsubishi Electric Corp.                              34,000              220
Mitsubishi Estate Co., Ltd.                           106,000            1,034
Mitsubishi Heavy Industries                           329,000            1,098
Mitsui Fudosan Co., Ltd.                              102,000              691
Mitsui Marine & Fire Insurance Co., Ltd.               23,000              136
Mitsui Trust & Banking Co., Ltd.                       25,000               57
Mitsumi Electric Co.                                    4,000              125
Murata Manufacturing Co., Ltd.                          8,000            1,879
Namco                                                  53,100            3,441
Nanto Bank                                             57,000              418
NEC Corp.                                              40,000              953
NHK Spring Co.                                         10,000               49
Nichicon Corp.                                         11,000              340
Nichido Fire & Marine                                 172,000              990
Nichiei Co., Ltd.                                      26,800              582
NIDEC COPAL Corp. (a)                                   6,000              156
NIDEC Corp.                                             1,300              375
Nihon Unisys                                            5,000              172
Nikko Securities Co., Ltd.                            384,000            4,860
Nintendo Co., Ltd.                                      2,700              449
Nippon Comsys Corp.                                    10,000              207
Nippon Express Co., Ltd.                              375,000            2,074
Nippon Fire & Marine                                   80,000              239
Nippon Meat Packers, Inc.                               5,000               65
Nippon Sheet Glass                                     45,000              233
Nippon Steel Corp.                                    407,000              952
Nippon System Development                               2,500              365
Nippon Telegraph & Telephone Corp.                        869           14,885
Nippon Yusen                                          128,000              524
Nippon Zeon Co., Ltd.                                  18,000              114
Nishimatsu Construction                               217,000              871
Nissan Chemical Industries, Ltd.                       12,000               59
Nissan Motor Co., Ltd. (a)                            415,000            1,633
Nitto Denko Corp.                                       7,000              350
Nomura Securities Co., Ltd.                           128,000            2,311
NTT Data Corp.                                             13              299
NTT Mobile Communication
    Network, Inc. NPV                                     327           12,578
Omron Corp.                                            77,000            1,775
Orix Corp.                                              2,700              608
Osaka Gas Co.                                          70,000              169
Otsuka Kagu                                               400              108
Paris Miki, Inc.                                        2,300              165
Pioneer Electronics Corp.                              18,000              476
Promise Co., Ltd.                                       4,800              244
Ricoh Co., Ltd.                                        25,000              471
Rinnai Corp.                                           66,400            1,235
Rohm Co.                                               19,000            7,811
Ryohin Keikaku Co., Ltd.                                  800              161
Sailor Pen Co., Ltd. (The)                            140,000            2,878
Sakura Bank, Ltd.                                     434,000            2,515
Sanden Corp.                                           12,000               72
Sankyo Co., Ltd.                                       62,000            1,274
Sankyo Co., Ltd. GUNMA                                  5,700              427
Sanwa Bank                                            122,000            1,484
Sanyo Electric Co., Ltd.                               39,000              158
Secom Co.                                              37,000            4,074
Sekisui Chemical Co., Ltd.                            196,000              869
Sekisui House, Ltd.                                    17,000              151
Sharp Corp.                                            63,000            1,612
Shin-Etsu Chemical Co., Ltd.                           31,050            1,337
Shohkoh Fund & Co., Ltd.                                4,850            1,920
SMC Corp.                                               1,200              266
Snow Brand Milk Products Co., Ltd.                     12,000               48
Softbank Corp.                                          3,900            3,733
Sony Corp.                                             39,200           11,625
Sony Music Entertainment, Inc.                          8,900            1,775
Sumitomo Bakelite Co., Ltd.                            12,000              107
Sumitomo Bank                                          37,000              507
Sumitomo Rubber Industries                             40,000              177
Sumitomo Trust & Banking                               11,000               74
Sunkus & Associates, Inc.                               1,500               66


75 International Securities Fund

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Suruga Bank, Ltd.                                      16,000              223
Suzuki Motor Corp.                                     21,000              306
Taiheiyo Cement Corp.                                  35,000               67
Taisho Pharmaceutical Co., Ltd.                        60,000            1,762
Taiyo Yuden Co., Ltd.                                  48,000            2,847
Takeda Chemical Industries                             40,000            1,977
Takefuji Corp.                                         11,800            1,477
Terumo Corp.                                            9,000              240
THK Co., Ltd.                                           6,300              255
Toc Co.                                                42,000              280
Toho Bank                                              83,000              383
Tohoku Electric Power                                  16,500              245
Tokuyama Corp.                                         27,000               99
Tokyo Electric Power                                   14,800              397
Tokyo Electron, Ltd.                                   17,000            2,329
Tokyo Gas Co.                                          61,000              149
Tokyo Seimitsu Co., Ltd.                                2,700              436
Tokyo Steel Manufacturing                              24,400               86
Tokyo Tomin Bank, Ltd. (a)                              1,400               54
Toppan Printing Co., Ltd.                              32,000              319
Toshiba Corp.                                         392,000            2,993
Tostem Corp.                                           13,000              233
Toyo Trust & Banking Co., Ltd. (The)                   63,000              259
Toyoda Gosei Co., Ltd.                                 10,000              548
Toyota Motor Corp.                                    122,000            5,911
Trend Micro, Inc.                                         500              126
UNION TOOL Co.                                            500               81
UNY Co., Ltd.                                          14,000              137
West Japan Railway Co.                                    561            1,988
World Co., Ltd.                                           900              112
Yakult Honsha Co., Ltd.                                12,000               89
Yamaha Corp.                                           13,000               84
Yamanouchi Pharmaceutical                             109,000            3,809
Yamato Kogyo Co.                                       34,000              153
Yamato Transport                                        5,000              195
Yodogawa Steel Works, Ltd.                            122,000              369
York-Benimaru Co., Ltd.                                 2,000               53
Yoshitomi Pharmaceutical Ind., Ltd.                    25,000              319
                                                                    ----------
                                                                       266,940
                                                                    ----------
Netherlands - 8.1%
ABN Amro Holding NV                                   158,548            3,961
Aegon NV                                               16,866            1,629
AKZO Nobel NV                                          48,400            2,428
AKZO Nobel NV - ADR                                    26,200            1,307
Buhrmann NV                                            83,094            1,251
Elsevier NV                                           117,000            1,398
Endemol Entertainment Holding NV                       29,054            1,561
Equant NV - NY Reg Share (a)                           39,665            4,503
Exact Holding NV (a)                                   16,580              884
Fortis (NL) NV                                         61,524            2,216
Getronics NV                                            2,687              214
Heineken Holding NV Class A                            13,125              462
Heineken NV                                            50,550            2,466
Hollandsche Beton Groep NV                             67,975              651
Hunter Douglas NV                                      52,627            1,431
ING Groep NV                                          138,380            8,355
Koninklijke (Royal) Philips
    Electronics NV (a)                                 10,810            1,470
Koninklijke Ahold NV                                    7,946              235
Koninklijke KPN NV                                    170,880           16,680
Koninklijke KPN NV- ADR                                 9,619              925
Koninklijke Numico NV                                   7,044              263
Koninklijke Vopak NV (a)                                5,052              120
KPNQwest NV (a)                                         7,357              490
Laurus NV                                              66,972            1,208
Libertel NV (a)                                         8,900              233
Royal Dutch Petroleum Co.                             103,556            6,348
STMicroelectronics (a)                                 40,497            6,233
Stork NV                                               66,379              970
TNT Post Group NV                                          27                1
Unilever NV (a)                                        31,700            1,726
United Pan-Europe
    Communications NV (a)                              23,335            2,985
Vedior                                                 65,537              673
Vendex NV                                             194,255            5,166
Verenigde Nederlandse Uitgeversbedrijven NV           187,839            9,873
Wereldhave NV                                           8,966              403
Wolters Kluwer NV (a)                                  73,567            2,490
                                                                    ----------
                                                                        93,209
                                                                    ----------
New Zealand - 0.7%
Carter Holt Harvey                                    710,381              928
Fletcher Challenge Building                            17,000               25
Fletcher Challenge Energy                               9,500               25
Fletcher Challenge Paper                            1,036,186              725
Lion Nathan, Ltd.                                       8,000               19
Telecom Corp. of New
    Zealand, Ltd. NPV                               1,391,198            6,542
Warehouse Group (The), Ltd. NPV                         3,300               15
Westpac Trust Investments, Ltd. - ADR                   3,400               15
                                                                    ----------
                                                                         8,294
                                                                    ----------
Norway - 0.4%
Christiania Bank OG Kreditkasse                        44,000              217
Den Norske Bank ASA (a)                                75,250              309
Kvaerner Industries ASA (a)                             1,000               21
Kvaerner Industries ASA Series B (a)                    1,000               18
Norsk Hydro AS                                         21,466              901


                                                International Securities Fund 76

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Norske Skogindustrier AS Class A                        4,000              209
Orkla SA Class A                                       62,613            1,079
Petroleum Geo- Services ASA - ADR (a)                 102,300            1,822
                                                                    ----------
                                                                         4,576
                                                                    ----------
Portugal - 0.3%
Banco Pinto & Sotto Mayor SA                           28,426              609
Electricidade de Portugal SA                           36,000              628
ParaRede, SGPS SA (a)                                  26,111              261
Portugal Telecom SA (a)                               152,500            1,673
PT MULTIMEDIA - Servicos de
    Telecomunicacoes e Multimedia SGPS SA (a)           3,529              201
Telecel - Comunicacoes Pessoais SA (a)                 20,360              355
                                                                    ----------
                                                                         3,727
                                                                    ----------
Singapore - 0.7%
Chartered Semiconductor Manufacturing, Ltd (a)          4,000               22
City Developments                                       6,400               37
Creative Technology, Ltd. (a)                          74,400            1,274
Datacraft Asia, Ltd. (a)                                5,400               45
DBS Group Holdings, Ltd. (a)                          159,425            2,613
DBS Land                                               13,000               26
Development Bank                                        1,033               12
Natsteel Electronics, Ltd.                              9,000               48
Natsteel, Ltd.                                          8,000               16
Neptune Orient Lines, Ltd. (a)                         72,000               96
Oversea-Chinese Banking Corp., Ltd.                    90,120              828
Overseas Union Bank                                    83,664              490
Singapore Airlines, Ltd. (Alien Market)                 9,800              111
Singapore Land                                         40,000              105
Singapore Press Holdings, Ltd.                          8,100              176
Singapore Technologies
    Engineering, Ltd.                                  22,800               35
Singapore Telecommunications, Ltd.                     86,000              178
Straits Steamship Land, Ltd.                           95,000              155
United Overseas Bank, Ltd.                            163,117            1,440
Venture Manufacturing (Singapore), Ltd.                14,000              160
                                                                    ----------
                                                                         7,867
                                                                    ----------
South Korea - 0.7%
Pohang Iron & Steel Co., Ltd. - ADR                    44,400            1,554
Samsung Electronics - GDR (a)                          53,816            6,525
                                                                    ----------
                                                                         8,079
                                                                    ----------
Spain - 3.3%
Acciona SA                                              5,761              325
Banco Bilbao Vizcaya SA                                13,457              192
Banco Popular Espanol SA                               42,106            2,746
Banco Santander Central Hispano SA                    352,416            3,990
Centros Comerciales Continente S.A.                     5,488              111
Corporacion Bancaria de
    Espana SA (Regd)                                  175,842            4,133
Endesa SA                                             155,529            3,088
Grupo Dragados SA                                      15,900              140
Iberdrola SA                                          245,674            3,405
Indra Sistemas SA                                      11,848              223
Repsol SA                                              50,117            1,162
Repsol SA - ADR                                        83,200            1,934
Sogecable SA (a)                                       21,000            1,341
Tabacalera SA Class A (Regd)                          205,954            2,946
Telefonica SA (a)                                     445,025           11,118
Union Electrica Fenosa SA                              41,000              717
                                                                    ----------
                                                                        37,571
                                                                    ----------
Sweden - 1.6%
ABB, Ltd. (a)                                           2,059              251
Assa Abloy AB Series B (a)                             78,427            1,101
Autoliv, Inc.                                          52,614            1,540
Celsius Industrier AB Series B                         12,000              248
Electrolux AB Series B                                 23,543              592
Foreningssparbanken AB Series A                        11,059              162
Framtidsfabriken AB (a)                                   200               36
Mo och Domsjo AB Series B                               4,400              159
Modern Times Group MTG AB
    Series B (a)                                        2,348              116
Skandia Forsakrings AB                                 58,216            1,758
SKF AB Series B                                        72,655            1,767
Stora Enso Oyj Class R                                 29,999              515
Svenska Handelsbanken AB Series A (a)                  28,890              364
Telefonaktiebolaget Ericsson (LM) Series B            132,677            8,529
Telefonaktiebolaget LM Ericsson
    Class B - ADR                                      11,100              729
Tornet Fastighets AB                                    7,500              105
                                                                    ----------
                                                                        17,972
                                                                    ----------


77 International Securities Fund

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Switzerland - 2.5%
ABB, Ltd. (a)                                           7,156              875
Baloise Holding, Ltd.                                     700              551
Barry Callebaut AG (Regd)                               7,735            1,125
Bobst AG (BR)                                             250              301
Clariant AG (Regd)                                      7,668            3,655
Forbo Holding AG (Regd)                                 2,340            1,102
Geberit International AG (a)                              490              168
Gretag Imaging Group                                    3,880              562
Holderbank Financiere Glarus AG (BR)                      100              137
Julius Baer Holding Ltd., Class B                         562            1,698
Kuoni Reisen AG Series B                                  120              498
Nestle SA (Regd)                                          968            1,773
Novartis AG (Regd)                                      3,393            4,982
Richemont Series A (BR)                                   283              675
Roche Holdings Genusscheine AG NPV                        106            1,258
Schweizerische Lebensversicherungs -
    und Rentenanstalt (a)                                 283              164
SGS Holding (BR) (a)                                      120              153
Sulzer AG (Regd)                                        1,540            1,001
Swisscom AG (Regd)                                      5,111            2,067
UBS AG (Regd)                                          17,534            4,735
Valora Holding AG (Regd)                                  800              215
Zurich Allied AG                                        1,133              647
                                                                    ----------
                                                                        28,342
                                                                    ----------
Taiwan - 0.1%
Hon Hai Precision Industry
    Co., Ltd. GDR (a)                                  39,500              763
                                                                    ----------
United Kingdom - 16.9%
3i Group PLC                                           59,811            1,068
Alliance UniChem PLC                                  100,000              666
Allied Zurich AG                                      206,441            2,434
Anglian Water PLC                                     218,227            1,953
Arjo, Wiggins, Appleton PLC                           380,000            1,283
ARM Holdings PLC (a)                                    2,300              155
Arriva PLC                                             25,000               97
Ashtead Group PLC                                     204,241              554
Associated British Foods PLC                          236,720            1,290
AstraZeneca Group PLC                                   9,239              391
Bank of Scotland Governor & Co. PLC                    41,856              486
Barclays Bank PLC                                     174,846            5,024
Barratt Development PLC                                41,642              194
Bass PLC                                              179,571            2,260
BBA Group PLC                                          99,232              822
BG Group PLC (a)                                      391,173            2,526
Billiton PLC                                           65,200              387
Blue Circle Industries PLC                            345,000            2,017
BOC Group PLC                                          62,757            1,353
Boots Co. PLC                                         252,001            2,467
BP Amoco PLC                                          637,902            6,439
British Aerospace PLC                                 813,347            5,347
British Airways PLC                                   433,342            2,828
British American Tobacco PLC                           26,300              149
British Sky Broadcasting Group PLC                     28,800              465
British Telecom PLC                                   300,911            7,291
Bunzl PLC                                             404,118            2,219
Burmah Castrol PLC                                     22,847              404
Cable & Wireless PLC                                  288,000            4,940
Cadbury Schweppes PLC                                  43,000              259
Carillion PLC                                         189,825              346
CMG PLC                                                 2,300              169
Coats Viyella PLC                                     268,000              177
Commercial Union Assurance Co. PLC                    204,487            3,300
Compass Group PLC                                      44,100              605
Corus Group PLC (a)                                   971,800            2,527
Courtaulds Textile Co. PLC                            111,200              117
Diageo PLC                                            902,565            7,202
Dixons Group PLC                                       11,100              267
Elementis PLC                                         200,000              262
Energis PLC (a)                                         8,400              404
Enterprise Oil PLC                                     11,100               75
Fairview Holdings PLC                                  67,262              174
FirstGroup PLC                                         26,000              101
Freeserve PLC (a)                                     122,100            1,243
Gallaher Group PLC                                     67,457              283
GKN PLC                                               162,000            2,653
Glaxo Wellcome PLC                                    400,485           11,347
Glynwed International PLC                              59,700              231
Granada Group PLC                                     299,400            3,023
Great University Stores PLC                           322,100            1,873
Hanson PLC                                             27,200              228
Hays PLC                                               10,500              168
HSBC Holdings PLC                                     295,855            4,102
Hyder PLC                                             196,007              915
Imperial Chemical Industries PLC                      157,572            1,665
Invensys PLC                                          617,900            3,267
Kingfisher PLC                                         63,151              701
Ladbroke Group, Ltd. PLC                              607,200            1,971
Laird Group PLC                                       202,262              791
LASMO PLC                                             350,000              678
Lloyds TSB Group PLC                                  187,332            2,327
Marconi PLC                                           102,663            1,811
Marks & Spencer PLC                                   260,200            1,244
Medeva PLC                                              3,859               11
MEPC PLC                                              210,660            1,582
Meyer International PLC                                35,600              221


                                                International Securities Fund 78

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
MFI Furniture Group PLC                               123,276               90
Morgan Crucible PLC                                   376,325            1,757
National Grid Group PLC                                83,118              632
National Power PLC                                    423,268            2,441
NDS Group PLC - ADR (a)                                 1,185               36
Northern Foods PLC                                      7,500               12
Northern Rock PLC                                      16,800              108
Norwich Union PLC                                      14,200              109
Nycomed Amersham PLC                                   19,852              125
Ocean Group PLC                                        11,000              205
Pearson PLC                                            19,300              628
Pen & Orient DFD PLC                                  306,857            5,090
Pilkington Brothers PLC                                62,600               85
Powell Duffryn PLC                                     55,000              424
PowerGen PLC                                          395,705            2,844
Premier Consolidated Oil PLC (a)                      848,396              199
Prudential Corp. PLC                                   96,000            1,873
Racal Electronics PLC                                  51,500              464
Railtrack Group PLC                                   104,462            1,755
Rank Group PLC                                        200,000              646
Reckitt Benckiser PLC                                  13,500              128
Reed International                                    422,331            3,172
Reuters Group PLC                                      18,700              260
Rexam PLC                                             402,172            1,637
Rio Tinto Corp. PLC (Regd)                            187,062            4,490
Royal & Sun Alliance Insurance
    Group PLC                                         673,134            5,045
Royal Bank of Scotland Group PLC                       99,028            1,753
Safeway PLC                                           397,016            1,377
Sage Group PLC (The)                                   16,000              196
Scottish & Newcastle PLC                              196,000            1,361
Scottish & Southern Energy PLC                        147,687            1,175
ScottishPower PLC                                      58,200              442
SEMA Group PLC                                          6,000              108
Shell Transport &
    Trading Co. PLC (Regd)                            404,117            3,359
Smith & Nephew PLC                                    590,300            1,983
SmithKline Beecham PLC                                151,392            1,920
Somerfield PLC                                        505,401              737
South West Water PLC                                   75,356              655
Storehouse PLC                                        100,000               75
Tarmac PLC (a)                                        189,825            1,686
Tate & Lyle, Ltd. PLC                                  58,500              375
TeleWest Communications PLC (a)                       424,644            2,253
Tesco Store Holdings PLC                              104,300              317
Thames Water PLC                                       52,250              646
Thistle Hotels PLC (a)                                186,666              558
Thus PLC (a)                                           16,000              101
TI Group PLC                                           16,700              121
Tomkins PLC                                           613,616            2,002
Trinity PLC                                           117,000            1,249
Unilever PLC                                           98,382              723
United Biscuits (Holdings) PLC                        152,516              653
Vodafone Group PLC                                  2,310,196           11,516
Williams PLC                                           23,500              107
Wimpey (George), Ltd. PLC                             160,000              287
Wolseley PLC                                          237,549            1,823
Woolwich PLC                                           46,500              249
WPP Group PLC                                          61,145              958
Zeneca Group PLC                                       67,045            2,784
                                                                    ----------
                                                                       193,633
                                                                    ----------
United States - 0.4%
Global TeleSystems Group, Inc. (a)                     64,320            2,227
Infonet Services Corp. Class B (a)                     57,500            1,509
MIH, Ltd. NPV (a)                                      22,900            1,343
                                                                    ----------
                                                                         5,079
                                                                    ----------
Total Common Stocks
(cost $795,271)                                                      1,045,289
                                                                    ----------
Preferred Stocks - 1.1%
Australia - 0.1%
News Corp., Ltd.                                       76,621              656
                                                                    ----------
Brazil - 0.2%
Telecomunicacoes Brasileiras
    SA - ADR (a)                                       17,400            2,236
                                                                    ----------
Germany - 0.8%
Dyckerhoff AG NPV (a)                                   2,000               61
Hugo Boss AG (a)                                        8,767            1,122
Krones AG NPV (a)                                      12,000              302
M.A.N. AG (a)                                           2,000               44
Marschollek, Lautenschlaeger
    und Partner AG NPV (a)                                290               88
Porsche AG                                                571            1,565
ProSieben Media AG NV                                  16,543              962
Rheinmetall AG                                         22,800              241
SAP AG                                                  7,984            4,810
Volkswagen AG                                           2,400               76
Wella AG - NPV (a)                                     23,488              521
                                                                    ----------
                                                                         9,792
                                                                    ----------
Italy - 0.0%
Fiat SPA (a)                                            3,530               51
                                                                    ----------


79 International Securities Fund

International Securities Fund

                                                               December 31, 1999

                                                                       Market
                                                     Number            Value
                                                       of              (000)
                                                     Shares              $
                                                   ----------       ----------
Japan - 0.0%
Sanwa International Financial Bermuda Trust
    (conv.)                                        15,000,000              161
                                                                    ----------
Total Preferred Stocks
(cost $10,491)                                                          12,896
                                                                    ----------

                                                   Principal
                                                     Amount
                                                     (000)
                                                       $
                                                   ----------
Long-Term Investments - 0.0%
United Kingdom - 0.0%
BG Transco Holdings PLC
     7.057% due 12/14/09 (e)                       GBP     55               89
     4.188% due 12/14/22                           GBP     55               89
     7.000% due 12/16/24                           GBP     55               87
                                                                    ----------

Total Long-Term Investments
(cost $285)                                                                265
                                                                    ----------

Short-Term Investments - 6.9%
United States - 6.9%
Frank Russell Investment Company Money
    Market Fund, due on demand (b)                     74,126           74,126
United States Treasury Bills
4.670% due 01/20/00 (b)(c)(d)                           5,000            4,988
                                                                    ----------

Total Short-Term Investments
(cost $79,114)                                                          79,114
                                                                    ----------

Total Investments - 99.2%
(identified cost $885,161)                                           1,137,564

Other Assets and Liabilities,
Net - 0.8%                                                               9,005
                                                                    ----------

Net Assets - 100.0%                                                  1,146,569
                                                                    ==========

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e)   Floating rate note.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
AUD - Australian dollar
EUR - Euro dollar
GPB - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
USD - U.S. dollar


  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 80

International Securities Fund

                                                               December 31, 1999

                                                                   Unrealized
                                                      Number      Appreciation
                                                        of       (Depreciation)
                                                     Contracts*      (000)
                                                     ----------    ----------
Futures Contracts

CAC-40 Index
    Futures Contracts (France)
    expiration date 03/00                                292       $    1,424

DAX Index
    Futures Contracts (Germany)
    expiration date 03/00                                 92            2,136

FTSE - 100 Index
    Futures Contracts (UK)
    expiration date 03/00                                210              806

TOPIX Index
    Futures Contracts (Japan)
    expiration date 03/00                                140            1,076
                                                                   ----------

Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                            $    5,442
                                                                   ==========

                                                                         Market
                                                    % of                  Value
Industry Diversification                             Net                  (000)
(Unaudited)                                         Assets                  $
-----------------------------------               ---------            ---------
Auto & Transportation                                 4.3%                48,789
Consumer Discretionary                               14.0                160,225
Consumer Staples                                      3.9                 44,810
Financial Services                                   15.7                180,386
Health Care                                           4.5                 51,852
Integrated Oils                                       0.8                  8,917
Materials & Processing                                9.7                111,056
Miscellaneous                                         1.6                 18,356
Other Energy                                          3.6                 41,457
Producer Durables                                    11.4                129,369
Technology                                            8.8                101,213
Utilities                                            14.0                161,755
Short-Term Investments                                6.9                 79,114
Long-Term Investments                                 0.0                    265
                                                  ---------            ---------

Total Investments                                    99.2              1,137,564
Other Assets and Liabilities, Net                     0.8                  9,005
                                                  ---------            ---------

Net Assets                                          100.0%             1,146,569
                                                  =========            =========

                                                                         Market
                                                    % of                  Value
Geographic Diversification                           Net                  (000)
(Unaudited)                                         Assets                  $
-----------------------------------               ---------            ---------
Europe                                               42.2%               483,766
Japan                                                23.3                267,102
United Kingdom                                       16.9                193,633
Pacific Basin                                         6.0                 69,077
Short-Term Investments                                6.9                 79,114
Long-Term Investments                                 0.0                    265
Other                                                 3.9                 44,607
                                                  ---------            ---------

Total Investments                                    99.2              1,137,564
Other Assets and Liabilities, Net                     0.8                  9,005
                                                  ---------            ---------

Net Assets                                          100.0%             1,146,569
                                                  =========            =========


See accompanying notes which are an integral part of the financial statements.

81 International Securities Fund

International Securities Fund

                                                               December 31, 1999

Forward Foreign Currency Exchange

                                                               Unrealized
 Contracts to         In Exchange                             Appreciation
   Deliver               For                                 (Depreciation)
    (000)               (000)          Settlement Date            (000)
--------------      --------------     ---------------       --------------
USD     17,281      EUR     17,000        03/24/00           $          (49)
USD      7,074      EUR      7,000        03/24/00                       21
USD      2,063      EUR      2,000        03/24/00                      (36)
USD     12,711      EUR     12,500        03/24/00                      (41)
USD     12,555      GBP      7,850        03/24/00                      125
USD      3,205      GBP      2,000        03/24/00                       25
USD      2,435      GBP      1,500        03/24/00                      (11)
USD      9,606      GBP      6,000        03/24/00                       87
USD      9,470      JPY    950,000        03/24/00                      (44)
USD      2,974      JPY    300,000        03/24/00                        2
USD      2,468      JPY    250,000        03/24/00                       12
USD        986      JPY    100,000        03/24/00                        6
USD     12,425      JPY  1,250,000        03/24/00                      (23)
EUR      6,000      USD      6,104        03/24/00                       22
GBP      2,500      USD      4,015        03/24/00                      (24)
JPY     50,000      USD        498        03/24/00                        2
JPY    450,000      USD      4,425        03/24/00                      (40)
JPY     75,000      USD        739        03/24/00                       (5)
                                                             --------------
                                                             $           29
                                                             ==============

Forward Currency Exchange Spot Contracts

                                                               Unrealized
 Contracts to         In Exchange                             Appreciation
   Deliver               For                                 (Depreciation)
    (000)               (000)          Settlement Date            (000)
--------------      --------------     ---------------       --------------
USD        127      EUR        125        01/03/00           $           (1)
USD         64      GBP         40        01/04/00                       --
USD        164      JPY     16,706        01/04/00                       --
USD         12      JPY      1,250        01/05/00                       --
AUD        170      USD        110        01/04/00                       (1)
HKD        600      USD         77        01/04/00                       --
                                                             --------------
                                                             $           (2)
                                                             ==============

  See accompanying notes which are an integral part of the financial statements.


                                                International Securities Fund 82

International Securities Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                                                                       December 31, 1999

Assets
Investments at market (identified cost $885,161) .........................................................   $ 1,137,564
Foreign currency holdings (identified cost $5,751) .......................................................         5,770
Unrealized appreciation on forward foreign currency exchange contracts ...................................           302
Receivables:
   Dividends and interest ................................................................................         1,066
   Investments sold ......................................................................................         1,884
   Fund shares sold ......................................................................................         3,761
   Foreign taxes recoverable .............................................................................           968
   From Advisor ..........................................................................................             4
   Daily variation margin on futures contracts ...........................................................            18
Prepaid expenses .........................................................................................             3
                                                                                                             -----------

     Total assets ........................................................................................     1,151,340

Liabilities
Payables:
   Investments purchased ...................................................................   $     2,542
   Fund shares redeemed ....................................................................         1,277
   Accrued fees to affiliates ..............................................................           248
   Other accrued expenses ..................................................................           429
Unrealized depreciation on forward foreign currency exchange contracts .....................           273
Unrealized depreciation on foreign currency exchange spot contracts ........................             2
                                                                                               -----------

     Total liabilities ...................................................................................         4,771
                                                                                                             -----------

Net Assets ...............................................................................................   $ 1,146,569
                                                                                                             ===========

Net Assets Consist of:
Accumulated distributions in excess of net investment income .............................................   $    (3,812)
Accumulated net realized gain (loss) .....................................................................        82,758
Unrealized appreciation (depreciation) on:
   Investments ...........................................................................................       252,403
   Futures contracts .....................................................................................         5,442
   Foreign currency-related transactions .................................................................             5
Shares of beneficial interest ............................................................................           153
Additional paid-in capital ...............................................................................       809,620
                                                                                                             -----------

Net Assets ...............................................................................................   $ 1,146,569
                                                                                                             ===========

Net Asset Value, offering and redemption price per share:
   Class C ($7,522,405 divided by 100,952 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................................   $     74.51
                                                                                                             ===========
   Class E ($5,551,481 divided by 74,069 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................................   $     74.95
                                                                                                             ===========
   Class S ($1,133,494,857 divided by 15,090,804 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................................   $     75.11
                                                                                                             ===========

See accompanying notes which are an integral part of the financial statements.


83 International Securities Fund

International Securities Fund

Statement of Operations

Amounts in thousands

                                                                                    Year Ended December 31, 1999

Investment Income
   Dividends ........................................................................                  $  20,257
   Dividends from Money Market Fund .................................................                      2,478
   Interest .........................................................................                        489
   Less foreign taxes withheld ......................................................                     (2,303)
                                                                                                       ---------

     Total investment income ........................................................                     20,921

Expenses
   Advisory fees ....................................................................    $   8,947
   Administrative fees ..............................................................          500
   Custodian fees ...................................................................        2,093
   Distribution fees - Class C ......................................................           23
   Transfer agent fees ..............................................................        1,126
   Professional fees ................................................................           70
   Registration fees ................................................................          140
   Shareholder servicing fees - Class C .............................................            8
   Shareholder servicing fees - Class E .............................................           13
   Trustees' fees ...................................................................            9
   Miscellaneous ....................................................................          129
                                                                                         ---------

     Total expenses .................................................................                     13,058
                                                                                                       ---------

Net investment income ...............................................................                      7,863
                                                                                                       ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ......................................................................      122,855
   Futures contracts ................................................................       15,568
   Foreign currency-related transactions ............................................       (9,722)      128,701
                                                                                         ---------

Net change in unrealized appreciation (depreciation) on:
   Investments ......................................................................      134,124
   Futures contracts ................................................................        4,278
   Foreign currency-related transactions ............................................        2,297       140,699
                                                                                         ---------     ---------

Net realized and unrealized gain (loss) .............................................                    269,400
                                                                                                       ---------

Net increase (decrease) in net assets from operations ...............................                  $ 277,263
                                                                                                       =========

  See accompanying notes which are an integral part of the financial statements.


                                                International Securities Fund 84

International Securities Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                       Years Ended December 31,

                                                                         1999          1998
                                                                     -----------    -----------
Increase (Decrease) in Net Assets

Operations
   Net investment income .........................................   $     7,863    $    10,770
   Net realized gain (loss) ......................................       128,701         22,759
   Net change in unrealized appreciation (depreciation) ..........       140,699         73,736
                                                                     -----------    -----------

     Net increase (decrease) in net assets from operations .......       277,263        107,265
                                                                     -----------    -----------

Distributions
   From net investment income
     Class C .....................................................           (12)            --
     Class E .....................................................           (19)           (42)
     Class S .....................................................        (7,238)        (9,775)
   From net realized gain
     Class C .....................................................          (335)            --
     Class E .....................................................          (248)            (5)
     Class S .....................................................       (51,360)        (3,176)
                                                                     -----------    -----------

        Net decrease in net assets from distributions ............       (59,212)       (12,998)
                                                                     -----------    -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions .       (16,692)         9,906
                                                                     -----------    -----------

Total net increase (decrease) in net assets ......................       201,359        104,173

Net Assets
   Beginning of period ...........................................       945,210        841,037
                                                                     -----------    -----------
   End of period (including accumulated distributions in excess of
      net investment income of $3,812 and $2,960, respectively) ..   $ 1,146,569    $   945,210
                                                                     ===========    ===========

See accompanying notes which are an integral part of the financial statements.


85 International Securities Fund

International Securities Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                      ---------

Net Asset Value, Beginning of Period .............................    $   60.66
                                                                      ---------

Income From Operations
   Net investment income (loss)(a) ...............................         (.32)
   Net realized and unrealized gain (loss) .......................        17.92
                                                                      ---------

     Total income from operations ................................        17.60
                                                                      ---------

Distributions
   From net investment income ....................................         (.17)
   From net realized gain ........................................        (3.58)
                                                                      ---------

     Total distributions .........................................        (3.75)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   74.51
                                                                      =========

Total Return (%)(b) ..............................................        29.39

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        7,522

   Ratios to average net assets (%)(c):
     Operating expenses ..........................................         2.30
     Net investment income (loss) ................................         (.51)

   Portfolio turnover rate (%) ...................................       120.52

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                International Securities Fund 86

International Securities Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        Years Ended December 31,
                                              ------------------------------------------------
                                                 1999         1998         1997         1996*
                                              ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ......   $   60.68    $   54.64    $   58.47    $   58.56
                                              ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ..............         .40          .28          .35         (.03)
   Net realized and unrealized gain (loss)        17.72         6.53         (.64)        1.68
                                              ---------    ---------    ---------    ---------

     Total income from operations .........       18.12         6.81         (.29)        1.65
                                              ---------    ---------    ---------    ---------

Distributions
   From net investment income .............        (.27)        (.57)        (.29)        (.43)
   From net realized gain .................       (3.58)        (.20)       (3.25)       (1.31)
                                              ---------    ---------    ---------    ---------

     Total distributions ..................       (3.85)        (.77)       (3.54)       (1.74)
                                              ---------    ---------    ---------    ---------

Net Asset Value, End of Period ............   $   74.95    $   60.68    $   54.64    $   58.47
                                              =========    =========    =========    =========

Total Return (%)(b) .......................       30.21        12.53         (.41)        2.86

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       5,552        4,431        1,271          623

   Ratios to average net assets (%)(c):
     Operating expenses ...................        1.55         1.64         1.96         2.00
     Net investment income ................         .61          .49          .19         (.61)

   Portfolio turnover rate (%) ............      120.52        68.46        73.54        42.43

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


87 International Securities Fund

International Securities Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          Years Ended December 31,
                                              ---------------------------------------------------------------------------------
                                                  1999             1998             1997             1996             1995
                                              -------------    -------------    -------------    -------------    -------------
Net Asset Value, Beginning of Period ......   $       60.86    $       54.69    $       58.48    $       56.61    $       53.96
                                              -------------    -------------    -------------    -------------    -------------

Income From Operations
   Net investment income (a) ..............             .51              .69              .56              .53              .56
   Net realized and unrealized gain (loss)            17.82             6.32             (.46)            3.72             4.89
                                              -------------    -------------    -------------    -------------    -------------

     Total income from operations .........           18.33             7.01              .10             4.25             5.45
                                              -------------    -------------    -------------    -------------    -------------

Distributions
   From net investment income .............            (.50)            (.64)            (.64)            (.48)           (1.11)
   From net realized gain .................           (3.58)            (.20)           (3.25)           (1.90)           (1.69)
                                              -------------    -------------    -------------    -------------    -------------

     Total distributions ..................           (4.08)            (.84)           (3.89)           (2.38)           (2.80)
                                              -------------    -------------    -------------    -------------    -------------

Net Asset Value, End of Period ............   $       75.11    $       60.86    $       54.69    $       58.48    $       56.61
                                              =============    =============    =============    =============    =============

Total Return (%) ..........................           30.52            12.90              .26             7.63            10.20

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)
                                                  1,133,495          940,779          839,767          743,615          623,389

   Ratios to average net assets (%):
     Operating expenses, net ..............            1.30             1.22             1.26             1.30             1.30
     Operating expenses, gross ............            1.30             1.22             1.26             1.31             1.31
     Net investment income ................             .79             1.15              .91              .91              .97

   Portfolio turnover rate (%) ............          120.52            68.46            73.54            42.43            42.96

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                International Securities Fund 88

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

Invests in: Primarily emerging market equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of five managers with four separate approaches to global emerging markets investment.

                                [GRAPHIC OMITTED]

 [The following table was depicted as a mountain chart in the printed material.]

                         Growth of a $10,000 Investment

 Yearly periods        Emerging           Extended           IFC
    ended              Markets            Barings         Investible
  December 31          Class S++          EM++++          Composite**

  Inception*            $10,000           $10,000          $10,000
    1993                $14,160           $17,628          $18,040
    1994                $13,356           $16,793          $15,876
    1995                $12,260           $15,856          $14,536
    1996                $13,780           $17,288          $15,903
    1997                $13,289           $15,672          $13,566
    1998                 $8,625           $12,733          $10,572
    1999                $14,344           $20,977          $17,871
                       $100,820          $127,047          $116,150

Emerging Markets Fund - Class S

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,903                  49.03%
5 Years                             $10,740                   1.44%ss.
Inception                           $14,344                   5.35%ss.

Emerging Markets Fund - Class E ss.ss.

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,871                  48.71%
5 Years                             $10,711                   1.38%ss.
Inception                           $14,306                   5.31%ss.

Emerging Markets Fund - Class C ss.ss.ss.

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $14,791                  47.91%
5 Years                             $10,654                   1.28%ss.
Inception                           $14,230                   5.23%ss.

IFC Investable Composite Index

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $16,711                  67.11%
5 Years                             $11,131                   2.17%ss.
Inception                           $17,671                   8.58%ss.

Extended Barings Emerging Markets Index

Periods Ended                      Growth of                  Total
   12/31/99                         $10,000                   Return
-------------                      ---------                ---------
1 Year                              $16,474                  64.74%
5 Years                             $12,492                   4.55%ss.
Inception                           $20,977                  11.31%ss.


89 Emerging Markets Fund

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Emerging Markets Fund Class S, Class E, and Class C shares reflected total returns of 49.03%, 48.71%, and 47.91%, respectively, as compared to the IFC Investable Composite Index results of 67.11%. The Fund trailed the Index primarily due to poor country and security selection as well as costs associated with changes to the investment managers. Performance also lagged the Extended Barings Emerging Markets Index.

Portfolio Highlights

The year proved to be one of strong recovery for emerging markets globally. Asian markets led the recovery early in the year, but were joined by Latin American, European, Middle Eastern, and African (EMEA) markets as the year progressed. As strong as the recovery was, emerging markets still ended the year below their pre-Asian currency "meltdown" highs.

The Fund's return was impressive in absolute terms, but a disappointment relative to the benchmark. A strong fourth quarter failed to compensate for weak performance earlier in the year. Performance difficulties specific to the Fund's investment managers led to corrective action. However, the laborious and costly change of managers in a highly illiquid asset class also negatively impacted results. Two of the three managers in the Fund at the start of the year were replaced and four new managers were hired to improve the Fund's style diversification and reflect the efforts of Russell's manager research process.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Telefonos de Mexico SA Series L - ADR (Mexico)                            3.4%
Yapi ve Kredi Bankasi AS (Turkey)                                         2.6
Samsung Electronics (South Korea)                                         2.6
Genesis India Investment Co. (India)                                      2.2
SK Telecomm Co., Ltd. (South Korea)                                       1.1
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR                        1.1
    (Taiwan)
Migros (Turkey)                                                           1.0
Acer, Inc. - GDR (Taiwan)                                                 1.0
Credit Bank (Regd)(Greece)                                                0.9
Infosys Technologies, Ltd. - ADR (India)                                  0.9

Portfolio Characteristics
                                                               December 31, 1999

Current P/E Ratio                                                         18.57x
Portfolio Price/Book Ratio                                                 2.17x
Market Capitalization - $- Weighted Average                              8.1 Bil
Number of Holdings                                                           513

Money Managers                                                       Styles

Genesis Asset Managers Limited                                  Global/Market-
                                                                    Oriented
Foreign & Colonial Emerging Markets Limited                     Market-Oriented
Nicholas Applegate Capital Management                           Growth
Sanford C. Bernstein & Co., Inc.                                Value
Schroder Investment Management North America, Ltd.              Market-Oriented

* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. IFC Index and Barings Index assumes initial investment on February 1, 1993.
** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.
++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.
++++ Extended Barings Emerging Markets Index is a market capitalization-weighted index of companies' performance within 20 countries in Africa, Asia, Europe and Latin America.
ss.       Annualized.
ss.ss. Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.ss.ss. Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Emerging Markets Fund 90

Emerging Markets Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------

Common Stocks - 87.9%
Argentina - 1.9%
Astra cia Argentina de Petro (a)                      240,000              511
Banco de Galicia y Buenos Aires SA de CV
    Class B - ADR                                      14,329              284
Banco Frances del Rio la Plata - ADR                   14,500              343
Central Costanera SA Class B                          187,100              425
Central Puerto SA Class B                             120,000              194
Inversiones Y Representaciones SA
    Class B                                            99,137              321
Naviera Perez Companc Class B                         277,031            1,419
Nobleza Piccardo SA                                    51,100              108
Perez Companc SA Class B - ADR                          3,010               31
Quilmes Industrial (Regd)(a)                           71,000              639
Siderar SA Series A                                    18,800               77
Siderca SAIC                                          250,000              525
Telecom Argentina SA Class B - ADR                     20,700              709
Telefonica de Argentina Class B                       340,000            1,044
Telefonica de Argentina SA
    Class B - ADR                                      26,100              806
Transportadora de Gas del Sur SA
    Class B                                           400,000              752
                                                                   -----------
                                                                         8,188
                                                                   -----------

Australia - 0.6%
Lihir Gold, Ltd. (a)                                1,083,000              789
Oil Search, Ltd. (Australia Regd)(a)                  800,000            1,050
Orogen Minerals, Ltd.                                 800,000              946
                                                                   -----------
                                                                         2,785
                                                                   -----------

Austria - 0.0%
Elektrim SA                                            20,250              201
                                                                   -----------

Brazil - 1.8%
Centrais Eletricas Brasileiras SA NPV              36,009,000              788
Companhia Cervejaria Brahma - ADR                      21,900              307
Companhia de Tecidos Norte de
    Minas NPV 1999 Rights (a)                       1,492,066              136
Companhia Energetica de Minas Gerais SA -
    ADR                                                23,547              532
Companhia Siderurgica Nacional NPV                 17,800,000              690
Companhia Siderurgica Nacional NPV - ADR                2,800              103
Companhia Vale do Rio Doce NPV                          6,000              139
Embratel Participacoes SA (a)                      31,214,000              522
Globo Cabo SA - ADR NPV                                35,300              622
Light Servicos de Eletricidade SA NPV (a)           7,902,914              871
Petroleo Brasileiro Petrobras SA - ADR                 26,700              685
Tele Centro Sul Participacoes SA NPV (a)           34,233,000              368
Tele Norte Leste Participacoes SA NPV              26,105,000              470
Tele Sudeste Celular Participacoes SA NPV          68,617,000              273
Telecomunicacoes Brasileiras SA NPV                 3,620,000              309
Telesp Celular Participacoes SA NPV                34,060,000              322
Telesp Participacoes SA NPV                        33,112,000              458
Ultrapar Participacoes SA - ADR NPV (a)                10,100              116
White Martins SA NPV                                  331,407              232
                                                                   -----------
                                                                         7,943
                                                                   -----------

Chile - 3.5%
Antofagasta Holdings PLC                              408,036            2,834
Banco de A. Edwards Series A NPV - ADR                  9,944              165
Banco Santander Chile Series A - ADR                   10,200              156
Banco Santiago - ADR                                   20,000              428
BBV Banco BHIF - ADR (a)                               25,000              378
Chilectra SA NPV - ADR                                  3,000               60
Compania de Telecomunicaciones de Chile SA
    - ADR                                              41,769              762
Distribucion Y Servicio D&S SA - ADR                  125,600            2,449
Embotelladora Andina SA - ADR Series A                 62,000            1,104
Embotelladora Andina SA - ADR Series B                 58,000              848
Embotelladora Arica SA -ADR (a)                        79,300              793
Enersis SA - ADR                                       55,652            1,308
Gener SA - ADR                                         25,000              388
Laboratorio Chile SA - ADR                             30,000              546
Maderas y Sinteticos SA - ADR                         103,000            1,326
Quinenco SA                                           166,300            1,850
Sociedad Quimica Y Minera de Chile SA - ADR             3,750              118
                                                                   -----------
                                                                        15,513
                                                                   -----------

China - 2.3%
Beijing Datang Power Generation Company,
    Ltd.                                              732,000              121
Beijing Enterprises Holdings, Ltd.                    182,000              287
Beijing Yanhua Petrochemical Co., Ltd.
    Class H                                           950,000              110
China Merchants Holdings International Co.
    Ltd.                                            1,024,000              843
China Resources Enterprise, Ltd.                      210,000              336

91 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------


China Southern Airlines (a)                         1,060,000              232
China Steel Corp. - ADR (a)                            25,000              365
China Telecom (Hong Kong), Ltd. (a)                   358,000            2,234
China Telecom (Hong Kong), Ltd. - ADR (a)               8,500            1,093
Cosco Pacific, Ltd.                                   200,000              166
Guangdong Kelon Electrical Holdings Co.,
    Ltd.                                              470,000              357
Huaneng Power International, Inc. Series N
    - ADR                                             136,500            1,442
Jiangsu Expressway Co., Ltd. Class H                4,590,000              750
Jilin Chemical Industrial Company, Ltd.
    Class H                                         1,800,000              139
New World China Land, Ltd. (a)                      1,994,000              737
Shanghai Petrochemical Co., Ltd. Class H              260,000               41
Yanzhou Coal Mining Co., Ltd. Series H              1,740,000              481
Yizheng Chemical Fibre Class H (a)                  1,985,000              556
                                                                   -----------
                                                                        10,290
                                                                   -----------

Croatia - 0.3%
Pliva d.d.                                             11,600              148
Pliva d.d. - GDR                                       85,230            1,091
                                                                   -----------
                                                                         1,239
                                                                   -----------

Czech Republic - 0.4%
Ceska Sporitelna AS (Regd) - GDR (a)                   27,270              125
Ceske Energeticke Zavody AS (a)                        33,000               82
Ceske Radiokomunikace AS - GDR (a)                     13,000              468
Komercni Banka AS - ADR (a)                            24,400              127
SPT Telecom AS (a)                                      8,280              134
Tabak AS                                                3,500              705
                                                                   -----------
                                                                         1,641
                                                                   -----------

Ecuador - 0.0%
La Cemento Nacional - GDR (144A)(a)                       700               34
La Cemento National - GDR (a)                           3,700              177
                                                                   -----------
                                                                           211
                                                                   -----------

Egypt - 1.6%
Al Ahram Beverage Co. SAE - GDR (144A)                 21,130              412
Al-Ahram Beverages Co. S.A.E. - GDR (a)                83,200            1,622
Arabian International Construction (a)                  3,750               14
Commercial International Bank                          62,400              912
Commercial International Bank (Regd.) - GDR             4,000               57
Eastern Company for Tobacco & Cigarettes                3,300               87
Egypt International Pharmaceutical
    Industries Co.                                      2,000               98
Egyptian Mobile Phone Network (a)                      52,018            2,384
Madinet NASR for Housing & Development                  2,950               29
Misr International Bank                                 7,400              151
Orascom Construction (a)                               42,700              880
Oriental Weavers Co.                                    4,100               74
Suez Cement Co. (Regd) - GDR                            5,889               97
                                                                   -----------
                                                                         6,817
                                                                   -----------

Greece - 3.6%
Aluminum Co. of Greece SA                              20,100              988
Attica Enterprises Holdings SA                          6,175              119
Bank of Piraues                                         6,870              171
Commercial Bank of Greece                              35,426            2,704
Credit Bank (Regd)                                     51,240            4,012
Hellenic Bottling Co. SA                               15,837              364
Hellenic Telecommunication Organization SA
    - ADR                                               5,600               67
Hellenic Telecommunication Organization SA
    - GDR                                             142,139            3,366
Intracom SA                                            20,192              924
National Bank of Greece SA                             19,159            1,412
Panafon Hellenic Telecom SA (a)                        35,920              482
STET Hellas Telecommunications SA - ADR (a)            11,000              333
Titan Cement Co. (a)                                   15,836              944
                                                                   -----------
                                                                        15,886
                                                                   -----------

Hong Kong - 0.6%
Chen Hsong Holdings, Ltd.                           1,900,000              501
New World Infrastructure, Ltd. (a)                  1,222,100            1,564
Pacific Century CyberWorks, Ltd. (a)                  192,000              446
                                                                   -----------
                                                                         2,511
                                                                   -----------

Hungary - 2.8%
BorsodChem - GDR                                       42,000            1,649
BorsodChem Rt.                                         12,000              492
Magyar Olaj Es Gas                                      5,200              108
Magyar Tavkozlesi Rt - ADR                             67,550            2,432
Magyar Tavkozlesi Rt. (Regd)                          255,476            1,790
Mol Magyar Olaj-Es Gazipari Rt. - GDR                 101,900            2,089
Mol Magyar Olay-Es Gazipari - GDR                      16,266              336
OTP Bank Rt.                                           14,160              829
Richter Gedeon, Ltd. - GDR                             31,280            2,033


                                                        Emerging Markets Fund 92

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------

Synergon Information Systems, Ltd.  - GDR
    (a)                                                 3,000               29
Tiszai Vegyi Kombinat Rt.                              21,400              402
                                                                   -----------
                                                                        12,189
                                                                   -----------

India - 5.8%
Bajaj Auto, Ltd. - GDR                                 52,820              489
BSES, Ltd. - GDR                                       27,000              342
BSES, Ltd. (a)                                         22,800              288
Genesis India Investment Co. (a)                      710,000            9,450
Grasim Industries, Ltd. - GDS (a)                       9,500              128
Hindalco Industries, Ltd. - GDR                        11,600              270
ICICI, Ltd. - ADR (a)                                  62,900              918
Indo Gulf Fertilizers & Chemicals - GDR (a)           419,000              608
Infosys Technologies, Ltd. - ADR                       11,700            3,767
ITC, Ltd. - GDR (a)                                    28,300              549
Larsen & Toubro, Ltd. - GDR                            53,350            1,761
Mahanagar Telephone Nigam, Ltd. - GDR (a)              52,700              580
Mahindra & Mahindra , Ltd. - GDR (a)                   35,700              384
Perusahaan Persero Telekom - ADR                       83,528              919
Reliance Industries, Ltd. - GDR (a)                    99,311            1,400
State Bank of India - GDR                              25,600              305
Tata Engineering & Locomotive Co. - GDR (a)           104,400              548
Videsh Sanchar Nigam, Ltd. - GDR (a)                  106,557            2,608
                                                                   -----------
                                                                        25,314
                                                                   -----------

Indonesia - 1.7%
Gulf Indonesia Resources, Ltd. (a)                     81,300              661
Indah Kiat Pulp & Paper (Alien Market) (a)            972,000              383
PT Astra International, Inc. (a)                      564,000              303
PT Bank Internasional Indonesia (Alien
    Market)(a)                                      5,965,000              128
PT Bank Pan Indonesia Tbk (a)                       1,364,000              132
PT Gudang Garam Tbk                                   211,000              568
PT Hanjaya Mandala Sampoerna Tbk (a)                  245,000              623
PT Indofood Sukses Makmur Tbk (a)                     414,000              518
PT Indosat (Persero) Tbk                              144,000              321
PT Indosat (Persero) Tbk - ADR                         21,900              474
PT Matahari Putra Prima Tbk (a)                     8,800,000            1,480
PT Ramayana Lestari Sentosa                         1,670,000            1,410
PT Telekomunikasi Indonesia Series B (a)              350,000              199
Semen Gresik                                          232,000              367
                                                                   -----------
                                                                         7,567
                                                                   -----------

Israel - 2.7%
Bank Hapoalim, Ltd.                                   467,090            1,455
Bank Leumi Le-Israel                                  726,733            1,529
Bezeq Israeli Telecommunication Corp., Ltd.
    (a)                                               107,292              535
Blue Square Israel, Ltd. NPV - ADR                     13,720              175
Clal Industries, Ltd.                                  24,400              230
Delta-Galil Industries, Ltd.                           32,000              582
Discount Investment Corp. (Regd.)                       6,328              321
ECI Telecom, Ltd.                                       3,460              109
ECtel, Ltd. (a)                                         7,600              138
Elbit Systems, Ltd.                                    13,243              207
Gilat Satellite Networks, Ltd. (a)                      5,300              628
IDB Holding Corp., Ltd.                                 3,864              128
Israel Chemicals, Ltd.                                161,724              178
Israel Discount Bank Series A (a)                     300,000              373
Koor Industries, Ltd.                                   1,394              139
Koor Industries, Ltd. - ADR                            25,000              500
Matav-Cable Systems Media, Ltd.                        12,100              350
Nice Systems, Ltd. - ADR (a)                           10,730              528
Orbotech, Ltd. NPV (a)                                  3,750              291
Orekit Communications, Ltd. - GDR (a)                   3,800              130
Partner Communications Co., Ltd. - ADR (a)             26,400              683
Property & Building Corp., Ltd.                           666               71
RADWARE, Ltd. (a)                                       7,800              330
Scitex Corp., Ltd. (a)                                 19,000              273
Tecnomatix Technologies, Ltd. (a)                      41,500            1,172
Teva Pharmaceutical Industries, Ltd. - ADR             14,473            1,036
                                                                   -----------
                                                                        12,091
                                                                   -----------

Jordan - 0.2%
Arab Bank Group                                         3,510              954
                                                                   -----------

Lebanon - 0.1%
Solidere - GDR (a)                                     70,000              515
                                                                   -----------

Luxembourg - 0.7%
Millicom International Cellular SA (a)                 43,000            2,666
Ritek, Inc. - GDR (a)                                  17,690              198
                                                                   -----------
                                                                         2,864
                                                                   -----------


93 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------

Malaysia - 3.7%
AMMB Holdings Berhad                                  220,000              527
Commerce Asset-Holding Berhad                         482,000            1,237
Genting Berhad                                        346,000            1,229
Golden Hope Plantation                                454,000              409
Malakoff Berhad                                       231,000              608
Malayan Banking Berhad                                493,000            1,751
Malaysian International Shipping Corp.
    Berhad (Alien Market)                             175,000              288
Malaysian Pacific                                     210,000            1,354
O.Y.L. Industries Berhad                              104,800              270
Oriental Holdings Berhad                              407,000              889
Petronas Gas Berhad                                   329,000              771
Public Bank Berhad                                    311,000              272
Public Bank Berhad (Alien Market)                     339,000              351
Resorts World Berhad                                  361,000            1,036
RHB Capital Berhad (a)                                323,000              335
Rothmans of Pall Mall (Malaysia) Berhad                80,200              612
Sime Darby Berhad                                     679,000              861
Telekom Malaysia Berhad                               350,000            1,354
Tenaga Nasional Berhad                                604,000            1,558
United Engineers (Malaysia) Berhad (a)                286,000              455
YTL Corp. Berhad                                       66,000              105
YTL Corp. Berhad 2009 Warrants (a)                     16,500               10
                                                                   -----------
                                                                        16,282
                                                                   -----------

Mexico - 12.5%
Alfa SA de CV Class A NPV (a)                         194,000              911
Apasco SA de CV NPV                                    28,000              174
Carso Global Telecom Series A1 NPV (a)                328,100            3,082
Cemex SA de CV 2002 Warrants (a)                       35,000               20
Cemex SA de CV - ADR (a)                               65,754            1,833
Cemex SA de CV NPV (a)                                434,440            2,430
Cemex SA de CV NPV 2002 Warrants (a)                    3,790               16
Cifra SA de CV Class C NPV (a)                        452,700              862
Cifra SA de CV Series V NPV (a)                       555,000            1,113
Compania Cervecerias Unidas SA - ADR                   49,900            1,600
Controladora Comercial Mexicana SA de CV
    NPV                                             1,134,000            1,520
Corporacion Interamericana de
    Entretenimiento SA Series B NPV (a)               280,300            1,120
Corporacion Interamericana de
    Entretenimiento SA Series L NPV (a)               105,000              410
Cydsa SA Series A NPV                                 277,000              257
Desc SA de CV Series B NPV (a)                        180,000              148
Desc SA de CV Series C - ADR (a)                       81,000            1,357
Empaques Ponderosa (a)                                327,500              131
Empresa Nacional de Electricidad SA - ADR              41,438              588
Fomento Economico Mexicano SA de CV                   160,500              717
Fomento Economico Mexicano SA de CV Series
    B - ADR                                            61,950            2,757
Grupo Bimbo SA de CV Series A NPV (a)                 224,000              500
Grupo Carso Series A NPV (a)                           79,500              396
Grupo Continental SA Series CP                        149,000              217
Grupo Financiero Banamex Accival SA de CV
    (Banacci) Series O (a)                            396,483            1,590
Grupo Financiero Bancomer SA de CV NPV
    Series O (a)                                      267,000              112
Grupo Financiero Banorte SA de CV NPV (a)             220,000              332
Grupo Financiero Inbursa SA de CV NPV Class
    O (a)                                              96,000              393
Grupo Industrial Durango SA - ADR (a)                  17,250              205
Grupo Industrial Saltillo SA de CV NPV                 54,500              174
Grupo Mexico SA Series B NPV                          232,700            1,153
Grupo Modelo SA de CV Series C NPV                    212,000              582
Grupo Sanborns SA NPV Series B (a)                    151,000              335
Grupo Television SA de CV - GDR (a)                    42,000            2,867
Hylsamex SA de CV Series B NPV (a)                    170,000              499
Kimberly-Clark, Mexico Class A NPV                    840,500            3,282
Nuevo Grupo Iusacell SA de CV Series V -
    ADR (a)                                            65,000              971
Organizacion Soriana SA de CV Series B NPV
    (a)                                               104,000              477
Panamerican Beverages, Inc. Class A                   112,000            2,303
Seguros Comercial America NPV Series B (a)             87,000              321
Telefonos de Mexico SA Series L - ADR                 134,287           15,107
Tubos de Acero de Mexico SA                            37,700              511
TV Azteca SA de CV - ADR (a)                          177,100            1,593
                                                                   -----------
                                                                        54,966
                                                                   -----------

Panama - 0.2%
Banco Latinoamericano de Exportaciones SA
    Class E                                            40,000              940
                                                                   -----------


                                                        Emerging Markets Fund 94

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------

Peru - 0.9%
Compania de Minas Buenaventura Series B -
    ADR                                                38,700              622
Companiade Minas Buenaventura SA Series B              22,000              178
Credicorp, Ltd.                                        29,450              353
Enrique Ferreyros                                     236,970              128
Minas Buenaventura                                      5,600               45
Minsur SA                                              64,000              132
Southern Peru Copper Corp.                             10,800              167
Telefonica Del Peru SA Class B - ADR                  166,938            2,233
                                                                   -----------
                                                                         3,858
                                                                   -----------

Philippines - 1.8%
Ayala Corp. (a)                                       203,000               59
Ayala Land, Inc.                                      395,013              103
Equitable PCI Bank                                    480,200            1,066
First Philippine Holdings Corp.                       653,360              559
Manila Electric Co. Class B                           875,200            2,497
Metropolitan Bank & Trust Co.                          35,700              257
Philippine Long Distance Telephone Co.                  6,100              155
Philippine Long Distance Telephone Co. -
    ADR                                                81,027            2,097
San Miguel Corp. Class B                               67,500               95
Security Bank Corp. (a)                               350,000              317
SM Prime Holdings                                     878,000              166
Universal Robina                                    2,000,000              358
                                                                   -----------
                                                                         7,729
                                                                   -----------

Poland - 0.9%
Agora SA - GDR (a)                                      7,100              105
Bank Handlowy W. Warszawie SA - GDR (a)                27,355              410
BRE Bank SA                                             9,900              314
Elektrim Spolka Akcyjna SA (a)                         44,100              437
KGHM Polska Miedz SA - GDR (a)                         34,600              462
Orbis SA (a)                                           21,600              187
Polski Koncern Naftowy SA - GDR (a)                    90,930            1,114
Softbank SA - GDR                                       8,480              288
Telekomunikacja Polska SA Class S - GDR                34,300              214
Telekomunikacja Polska SA Series A - GDR               29,710              195
WBK                                                    27,662              188
                                                                   -----------
                                                                         3,914
                                                                   -----------

Russia - 1.0%
Lukoil Oil Co. - ADR                                   26,930            1,066
OAO Gazprom - ADR (a)                                   6,000               50
Surgutneftegaz SP - ADR (a)                           142,350            2,491
Unified Energy Systems - GDR                           22,700              272
Vimpel-Communications - ADR (a)                        15,950              713
                                                                   -----------
                                                                         4,592
                                                                   -----------

Singapore - 0.4%
Asia Pulp & Paper Co, - ADR Ltd. (a)                   79,000              622
Datacraft Asia, Ltd. (a)                              122,000            1,013
                                                                   -----------
                                                                         1,635
                                                                   -----------

South Africa - 7.0%
AECI, Ltd.                                            131,000              267
Alexander Forbes, Ltd.                                482,000            1,288
Amalgamated Banks of South Africa                     216,267              970
Amalgamated Beverage Industries, Ltd.                  50,971              435
Anglo American Platinum Corp., Ltd.                    22,300              678
Anglo American PLC (a)                                 22,100            1,422
AngloGold, Ltd.                                        21,210            1,091
Ashanti Goldfields, Ltd. - ADR                        216,178              567
Barlow, Ltd.                                           68,737              495
DataTec, Ltd. (a)                                      37,000              653
De Beers Centenary Linked Units                        40,154            1,168
Dimension Data Holdings, Ltd. (a)                     293,857            1,843
Fedsure Holdings, Ltd.                                 32,900              267
FirstRand, Ltd.                                       577,600              826
Impala Platinum Holdings, Ltd.                         12,900              522
Imperial Holdings, Ltd. (a)                            40,666              445
Iscor, Ltd. (a)                                        74,960              284
Ixchange Technology Holdings, Ltd. (a)                 68,500              289
JD Group, Ltd.                                         41,600              358
Liberty Life Association of Africa                     48,886              564
Lonrho Africa PLC                                     437,204              219
Lonrho PLC                                            184,676            1,870
Metro Cash and Carry, Ltd. NPV                        392,500              446
MIH, Ltd. NPV (a)                                       6,900              405
Nampak, Ltd.                                           90,000              271
Nedcor Investment Bank Holdings (a)                    31,800               20
Nedcor, Ltd.                                           24,062              536
PepsiCo International, Inc. (a)                         1,190               10
Profurn, Ltd. NPV                                     296,400              327
Real Africa Holdings, Ltd. (a)                         38,400               54
Rembrandt Group, Ltd.                                 273,600            2,605
Sanlam, Ltd. (a)                                      940,100            1,314
Sappi, Ltd.                                           104,400            1,031
Sasol NPV                                             443,463            3,739
South African Breweries PLC (a)                       229,920            2,326
Standard Bank Investment Corporation, Ltd.             85,060              352


95 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------


Tongaat-Hulett Group, Ltd.                            103,000              869
Truworths International, Ltd.                             552                1
Woolworths Holdings, Ltd.                                 892                1
                                                                   -----------
                                                                        30,828
                                                                   -----------

South Korea - 12.4%
Dacom Corp.                                             2,400            1,236
Daewoo Securities (a)                                  14,934              169
Doosan Corp. (a)                                       40,172            1,038
Hanil Cement Manufacturing Co., Ltd.                   20,430              363
Hankuk Glass Industries, Inc.                          17,000              322
Hansol Paper Co. (a)                                   33,960              307
Hanvit Bank (a)                                       102,000              345
Honam Petrochemical Corp.                              20,500              287
Housing & Commercial Bank, Korea - GDR                 10,000              293
Housing & Commercial Bank, Korea (a)                   45,790            1,452
Hyundai Electronics Industries Co. (a)                 76,498            1,624
Hyundai Industrial Development &
    Construction                                       27,566              204
Hyundai Merchant Marine                                41,164              269
Hyundai Motor Co., Ltd. (a)                            62,530              991
Hyundai Motor Co., Ltd. - GDR (a)                      31,234              326
Kookmin Bank                                          115,308            1,808
Korea Electric Power Corp.                             65,818            2,040
Korea Electric Power Corp. - ADR                       38,700              648
Korea Exchange Bank (a)                               249,500              956
Korea Telecom Corp.                                     8,180            1,289
Korea Telecom Corp. - ADR (a)                          41,790            3,124
LG Chemical, Ltd.                                      28,520              902
LG Electronics                                         26,790            1,109
Lotte Confectionery Co.                                 4,500              535
Medison Co.                                            16,400              239
Pohang Iron & Steel Co., Ltd.                          19,451            2,141
Pohang Iron & Steel Co., Ltd. - ADR                    26,600              931
S1 Corp. (a)                                           46,760              807
Samsung Corp. (a)                                      51,950              778
Samsung Display Devices Co. - GDR                      52,250              523
Samsung Electronics                                    48,585           11,381
Samsung Electronics, Ltd. - GDS (a)                    45,719            3,578
Samsung Fire & Marine Insurance (a)                     5,600              179
Samsung Fire & Marine Insurance 2000 Rights
    (a)                                                 1,145                9
Samsung Securities Co., Ltd.                           21,078              639
Seoul City Gas Co., Ltd.                                5,000               92
Shin Han Bank                                         137,000            1,484
Shinwon Corp. (a)                                     159,136              193
SK Corp.                                               27,362              829
SK Telecom Co., Ltd. - ADR                             39,892            1,531
SK Telecomm Co., Ltd.                                   1,368            4,903
Ssangyong Oil Refining Co.                             69,440            1,827
Tae Young Corp.                                        17,639              683
                                                                   -----------
                                                                        54,384
                                                                   -----------

Sri Lanka - 0.1%
Ceylon Theatre                                         13,660               38
Development Finance Corp. of Ceylon                    97,221              169
John Keells Holdings, Ltd.                             52,242              148
                                                                   -----------
                                                                           355
                                                                   -----------

Switzerland - 0.2%
UBS AG 2000 Warrants (a)                                4,500              711
                                                                   -----------
                                                                           711
                                                                   -----------

Taiwan - 6.3%
Accton Technology Corp. - GDR (a)                      51,000              365
Acer, Inc. - GDR (144A)                                39,700              556
Acer, Inc. - GDR (a)                                  317,282            4,442
Advanced Semiconductor Engineering, Inc. -
    GDR (a)                                            16,605              319
ASE Test, Ltd. (a)                                     39,800              940
Asia Cement Corp. - GDR (a)                            96,461              931
Asustek Computer, Inc. - GDR (Regd)                    83,840            1,136
Asustek Computer, Inc. 2000 Warrants (a)               47,000              539
Asustek Computer, Inc. - GDR                              110                1
China Steel Corp. - GDS (a)                            96,102            1,403
Evergreen Marine Corp. - GDR (a)                       61,642              518
Far Eastern Textile, Ltd. - GDR (a)                    54,000            1,284
First Bank 2000 Warrants (a)                          180,000              226
Formosa Plastic Corp. 2000 Warrants (a)               115,700              230
Fubon Insurance Co., Ltd. - GDR                        78,980              644
Hon Hai Precision Industry Co., Ltd. GDR (a)          124,340            2,403
Hua Nan Commercial Bank 2000 Warrants (a)             183,000              230
Powerchip Semiconductor Corp. - GDR (a)                 7,000               93
Siliconware Precision Industries Co. - GDR
    (a)                                                98,158            1,384
Synnex Technology International Corp.                  23,416              605
Synnex Technology International Corp.
    (Regd) - GDR                                       55,060            1,421
Taiwan Semiconductor Manufacturing Co.,
    Ltd. 2000 Warrants (a)                            234,146            1,531
Taiwan Semiconductor Manufacturing Co., Ltd
    - ADR (a)                                         105,626            4,753


                                                        Emerging Markets Fund 96

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------


Windbond Electronics Corp. - GDR (a)                   64,300            1,473
Yageo Corp. - GDR (a)                                  63,517              374
                                                                   -----------
                                                                        27,801
                                                                   -----------

Thailand - 1.5%
Advanced Information Services (Alien
    Market)(a)                                         42,000              705
Bangkok Bank PLC (Alien Market)(a)                    352,000              888
Bangkok Expressway PLC (Alien Market)(a)              288,000              138
BEC World PLC, Ltd. (Alien Market)                     34,939              213
Delta Electronics (Thailand) PLC                       50,000              595
Electricity Generating PLC (Alien Market)              61,000               76
Hana Microelectronics PLC (Alien Market)(a)           145,000              654
Jasmine International PLC (Alien Market)(a)           700,000              423
National Petrochemical PLC (Alien Market)(a)          410,000              446
PTT Exploration and Production PLC, Ltd.
    (Alien Market)(a)                                  20,000              123
Siam Cement Co. (Alien Market)(a)                       9,581              318
Siam City Cement PLC (Alien Market)(a)                 45,000              241
TelecomAsia (Alien Market)(a)                         240,000              312
Thai Farmers Bank (Alien Market)(a)                   755,700            1,265
                                                                   -----------
                                                                         6,397
                                                                   -----------

Turkey - 6.9%
Akansa Cimento AS                                   1,370,000               31
Akbank TAS                                         63,320,352            1,868
Arcelik AS (a)                                     13,923,920              911
EGE Biracilik Ve Malt Sanayii AS                   16,750,000            1,282
Erciyas Biracilik ve Malt Sanayii AS (a)            3,500,000              168
Eregli Demir ve Celik Fabrikalari TAS (a)           8,000,000              332
Ford Otomotiv Sanayi AS (a)                        21,546,000              953
Haci Omer Sabanci Holding AS                       51,310,000            2,980
Haci Omer Sabanci Holding AS - ADR (a)                 70,500              917
Hurriyet Gazetecilik ve Matbaacilik AS (a)         20,207,000              373
Koc Holding AS                                      5,239,390              966
Migros                                              7,068,800            4,561
Sasa Suni ve Sentetik Elyaf Sanayii Anonim
    Sirketi                                         5,000,000              150
Tupras                                              1,491,350              168
Turkiye Garanti Bankasi AS (a)                     81,442,800            1,231
Turkiye Is Bankasi                                 32,287,164            1,548
Vestel Elektronik Sanayi ve Ticaret AS (a)            941,900              226
Yapi ve Kredi Bankasi AS                          369,106,168           11,397
                                                                   -----------
                                                                        30,062
                                                                   -----------

United Kingdom - 0.8%
Billiton PLC                                          204,300            1,211
Genesis Smaller Companies Fund (a)                    172,135            2,375
                                                                   -----------
                                                                         3,586
                                                                   -----------

United States - 0.2%
Comverse Technology, Inc. (a)                           4,900              709
                                                                   -----------

Venezuela - 0.4%
Companhia Anonima Nacional Telefonos de
    Venezuela - ADR                                    44,946            1,107
Mavesa SA - ADR                                       151,875              465
Siderurgica Venezolana "Sivensa" S.A.C.A.
    Class B - GDR                                      13,167               32
                                                                   -----------
                                                                         1,604
                                                                   -----------

Zimbabwe - 0.1%
Delta Corp.                                         1,010,343              360
                                                                   -----------

Total Common Stocks
(cost $301,998)                                                        385,432
                                                                   -----------

Preferred Stocks - 10.0%
Argentina - 0.3%
Quilmes Industrial Quinsa Societe - ADR               120,300            1,436
                                                                   -----------

Brazil - 9.6%
Aracruz Celulose SA NPV - ADR                          35,870              942
Banco Bradesco SA NPV                             135,183,000            1,060
Banco do Estado de Sao Paulo NPV (a)               26,849,000              951
Banco Itau SA NPV                                  31,214,180            2,678
Banco Votorantim SA NPV (a)                        20,700,000              951
Brasmotor SA NPV                                   14,640,000            2,053
CIA Energetica De Minas Gerais                     74,997,148            1,681
Companhia Brasileira de Distribuicao Grupo
    Pao de Acucar - ADR                                29,300              947
Companhia Energetica de Minas Gerais - ADR             25,356              573
Companhia Paranaense de Energia - Copel           157,282,000            1,524
Companhia Paranaense de Energia Copel Class
    B - ADR                                            15,800              147
Companhia Siderurgica de Tubarao NPV (a)           31,000,000              506


97 Emerging Markets Fund

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
                                                    ---------      -----------

Companhia Vale Do Rio Doce Series A NPV                67,900            1,879
Companmia Cervejaria Brahma NPV                       823,000              601
Coteminas (Cia Tec) NPV                             6,075,105              555
Eletropaulo Metropolitana-Electricidade
     de Sao Paulo SA NPV (a)                       17,090,000            1,107
Embratel Participacoes SA - ADR                       117,534            3,203
Embratel Participacoes SA NPV                      12,591,500              324
Gerdau SA NPV                                       9,300,000              247
Itausa Investimentos Itau SA                          848,000              878
Marcopolo SA NPV                                      521,000                1
Petroleo Brasileiro SA NPV                         14,123,000            3,596
Tele Centro Sul Participacoes SA - ADR                 12,700            1,153
Tele Centro Sul Participacoes SA NPV               59,380,300            1,084
Tele Norte Leste Participacoes SA - ADR                71,780            1,830
Tele Norte Leste Participacoes SA NPV              28,795,000              773
Telecomunicacoes Brasileiras SA NPV                 4,109,000              540
Telecomunicacoes de Sao Paulo NPV (a)             114,198,586            2,687
Telemig Celular SA Class C NPV (a)                     35,333                1
Telesp Celular Participacoes SA NPV                17,818,176              316
Telesp Celular SA Class B NPV                      45,852,841            3,630
Telesp Participacoes SA - ADR                          13,800              337
Telesp Participacoes SA NPV                        30,231,000              733
Uniao de Bancos Brasileiros SA - (Units)            9,720,000              646
Uniao de Bancos Brasileiros SA - GDR                    7,300              220
Usinas Siderurgicas de Minas Gerais SA NPV (a)        296,100            1,605
                                                                   -----------
                                                                        41,959
                                                                   -----------

Russia - 0.1%
Lukoil Holding Oil Co. - ADR                           57,300              530
                                                                   -----------

Thailand - 0.0%
Siam Commercial Bank                                  140,000              171
                                                                   -----------

Total Preferred Stocks
(cost $35,158)                                                          44,096
                                                                   -----------

                                                    Principal        Market
                                                     Amount           Value
                                                      (000)           (000)
                                                        $               $
                                                    ---------      -----------
Long-Term Investments - 0.0%
Indonesia - 0.0%
Modernland Realty
    6.000% due 01/04/03 (conv.)(c)                IDR      30                0
                                                                   -----------

Total Long-Term Investments
(cost $32)                                                                   0
                                                                   -----------

Short-Term Investments - 1.9%
United States - 1.9%
Frank Russell Investment Company Money
    Market Fund, due on demand (b)                      8,311            8,311
                                                                   -----------

Total Short-Term Investments
(cost $8,311)                                                            8,311
                                                                   -----------

Total Investments - 99.8%
(identified cost $345,499)                                             437,839

Other Assets and Liabilities,
Net - 0.2%                                                                 900
                                                                   -----------

Net Assets - 100.0%                                                    438,739
                                                                   ===========

(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
BRL - Brazilian real
IDR - Indonesian rupiah
MXN - Mexican peso
SGD - Singapore dollar
USD - U.S. dollar

  See accompanying notes which are an integral part of the financial statements.


                                                        Emerging Markets Fund 98

Emerging Markets Fund

                                                               December 31, 1999

                                                                     Market
                                                       % of           Value
Industry Diversification                               Net            (000)
(Unaudited)                                           Assets            $
                                                    ---------      -----------

Auto & Transportation                                   1.7%            7,511
Consumer Discretionary                                  8.5            37,178
Consumer Staples                                        7.1            31,098
Financial Services                                     20.2            88,744
Health Care                                             0.9             4,155
Integrated Oils                                         2.4            10,245
Material & Processing                                  12.6            55,273
Miscellaneous                                           3.2            14,152
Other Energy                                            3.3            14,602
Producer Durables                                       5.8            25,239
Technology                                             12.1            53,115
Utilities                                              20.1            88,216
Short-Term Investments                                  1.9             8,311
Long-Term Investments                                   0.0                --
                                                    ---------      -----------

Total Investments                                      99.8           437,839
Other Assets and Liabilities, Net                       0.2               900
                                                    ---------      -----------

Net Assets                                            100.0%          438,739
                                                    =========      ===========

                                                                     Market
                                                       % of           Value
Geographic Diversification                             Net            (000)
(Unaudited)                                           Assets            $
                                                    ---------      -----------

Pacific Basin                                          31.4%          137,552
Latin America                                          31.1           136,619
Middle East                                            17.2            75,660
Europe                                                  9.8            42,860
Africa                                                  6.3            27,462
Other                                                   2.1             9,375
Short-Term Investments                                  1.9             8,311
Long-Term Investments                                   0.0                --
                                                    ---------      -----------

Total Investments                                      99.8           437,839
Other Assets and Liabilities, Net                       0.2               900
                                                    ---------      -----------

Net Assets                                            100.0%          438,739
                                                    =========      ===========

Foreign Currency Exchange Spot Contracts

Sold Contracts          Bought In                             Unrealized
  to Deliver            Exchange                             Appreciation
     Out                  For               Settlement      (Depreciation)
    (000)                (000)                 Date              (000)
-------------           ---------           ----------      --------------
BRL        51           USD    28            01/03/00       $           --
MXN       258           USD    27            01/03/00                   --
SGD         2           USD     1            01/03/00                   --
                                                             -------------
                                                            $           --
                                                             =============

See accompanying notes which are an integral part of the financial statements.


99 Emerging Markets Fund

Emerging Markets Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                               December 31, 1999

Assets
Investments at market (identified cost $345,499) .......................                $ 437,839
Foreign currency holdings (identified cost $708) .......................                      708
Receivables:
    Dividends ..........................................................                      636
    Investments sold ...................................................                      591
    Fund shares sold ...................................................                    1,005
                                                                                        ---------

       Total assets ....................................................                  440,779

Liabilities
Payables:
    Investments purchased ..............................................   $     229
    Fund shares redeemed ...............................................       1,346
    Accrued fees to affiliates .........................................         261
    Other accrued expenses .............................................         204
                                                                           ---------

       Total liabilities ...............................................                    2,040
                                                                                        ---------

Net Assets .............................................................                $ 438,739
                                                                                        =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ...........                $  (2,814)
Accumulated net realized gain (loss) ...................................                  (74,121)
Unrealized appreciation (depreciation) on:
    Investments ........................................................                   92,340
    Foreign currency-related transactions ..............................                      (11)
Shares of beneficial interest ..........................................                      350
Additional paid-in capital .............................................                  422,995
                                                                                        ---------

Net Assets .............................................................                $ 438,739
                                                                                        =========

Net Asset Value, offering and redemption price per share:
    Class C ($1,630,585 divided by 130,718 shares of $.01 par value
       shares of beneficial interest outstanding) ......................                $   12.47
                                                                                        =========
    Class E ($6,314,481 divided by 504,665 shares of $.01 par value
       shares of beneficial interest outstanding) ......................                $   12.51
                                                                                        =========
    Class S ($430,794,084 divided by 34,407,709 shares of $.01 par value
       shares of beneficial interest outstanding) ......................                $   12.52
                                                                                        =========

See accompanying notes which are an integral part of the financial statements.


                                                       Emerging Markets Fund 100

Emerging Markets Fund

Statement of Operations

Amounts in thousands                                                    Year Ended December 31, 1999

Investment Income
    Dividends ..........................................................                $   7,347
    Dividends from Money Market Fund ...................................                      894
    Less foreign taxes withheld ........................................                     (607)
                                                                                        ---------

       Total investment income .........................................                    7,634

Expenses
    Advisory fees ......................................................   $   4,046
    Administrative fees ................................................         177
    Custodian fees .....................................................       1,137
    Distribution fees - Class C ........................................           4
    Transfer agent fees ................................................       1,161
    Professional fees ..................................................          48
    Registration fees ..................................................          95
    Shareholder servicing fees - Class C ...............................           1
    Shareholder servicing fees - Class E ...............................           8
    Trustees' fees .....................................................           6
    Miscellaneous ......................................................          72
                                                                           ---------

       Total expenses ..................................................                    6,755
                                                                                        ---------

Net investment income ..................................................                      879
                                                                                        ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ........................................................      (2,140)
    Foreign currency-related transactions ..............................      (2,085)      (4,225)
                                                                           ---------    ---------
Net change in unrealized appreciation (depreciation) on:
    Investments ........................................................     153,342
    Foreign currency-related transactions ..............................          (7)     153,335
                                                                           ---------    ---------

Net realized and unrealized gain (loss) ................................                  149,110
                                                                                        ---------

Net increase (decrease) in net assets from operations ..................                $ 149,989
                                                                                        =========

See accompanying notes which are an integral part of the financial statements.


101 Emerging Markets Fund

Emerging Markets Fund

Statement of Changes in Net Assets

Amounts in thousands                                             Years Ended December 31, 1999

                                                                        1999         1998
                                                                     ---------    ---------
Increase (Decrease) in Net Assets

Operations
    Net investment income ........................................   $     879    $   4,050
    Net realized gain (loss) .....................................      (4,225)     (57,573)
    Net change in unrealized appreciation (depreciation) .........     153,335      (57,066)
                                                                     ---------    ---------

       Net increase (decrease) in net assets from operations .....     149,989     (110,589)
                                                                     ---------    ---------

Distributions
    From net investment income
       Class E ...................................................         (16)          --
       Class S ...................................................      (3,161)      (2,472)
                                                                     ---------    ---------

           Net decrease in net assets from distributions .........      (3,177)      (2,472)
                                                                     ---------    ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions       (2,461)      74,397
                                                                     ---------    ---------

Total net increase (decrease) in net assets ......................     144,351      (38,664)

Net Assets
    Beginning of period ..........................................     294,388      333,052
                                                                     ---------    ---------
    End of period (including accumulated distribution in excess of net investment income of $2,814 and undistributed
       net investment income of $495, respectively) ..............   $ 438,739    $ 294,388
                                                                     =========    =========

See accompanying notes which are an integral part of the financial statements.


                                                       Emerging Markets Fund 102

Emerging Markets Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------
Net Asset Value, Beginning of Period .............................    $    8.07
                                                                      ---------

Income From Operations
    Net investment income (loss)(a) ..............................         (.12)
    Net realized and unrealized gain (loss) ......................         4.57
                                                                      ---------

       Total income from operations ..............................         4.45
                                                                      ---------

Distributions
    From net investment income ...................................         (.05)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   12.47
                                                                      =========

Total Return (%)(b) ..............................................        55.43

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .....................        1,631

    Ratios to average net assets (%)(c):
       Operating expenses ........................................         2.91
       Net investment income (loss) ..............................        (1.23)

    Portfolio turnover rate (%) ..................................        94.85

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


103  Emerging Markets Fund

Emerging Markets Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        Years Ended December 31,
                                                        ------------------------
                                                            1999         1998*
                                                        ----------    ---------

Net Asset Value, Beginning of Period .................   $    8.48    $    7.37
                                                         ---------    ---------

Income From Operations
    Net investment income (loss)(a) ..................        (.04)        (.02)
    Net realized and unrealized gain (loss) ..........        4.14         1.13
                                                         ---------    ---------

       Total income from operations ..................        4.10         1.11
                                                         ---------    ---------

Distributions
    From net investment income .......................        (.07)          --
                                                         ---------    ---------

Net Asset Value, End of Period .......................   $   12.51    $    8.48
                                                         =========    =========

Total Return (%)(b) ..................................       48.71        15.06

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .........       6,314           39

    Ratios to average net assets (%)(c)(d):
       Operating expenses ............................        2.17           --
       Net investment income (loss) ..................        (.40)          --

    Portfolio turnover rate (%) ......................       94.85        59.35

*     For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.


                                                       Emerging Markets Fund 104

Emerging Markets Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                               -----------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                               -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .......   $      8.48    $     11.79    $     12.35    $     11.16    $     12.25
                                               -----------    -----------    -----------    -----------    -----------

Income From Operations
    Net investment income (a) ..............           .03            .12            .14            .10            .11
    Net realized and unrealized gain (loss)           4.10          (3.35)          (.56)          1.26          (1.12)
                                               -----------    -----------    -----------    -----------    -----------

       Total income from operations ........          4.13          (3.23)          (.42)          1.36          (1.01)
                                               -----------    -----------    -----------    -----------    -----------

Distributions
    From net investment income .............          (.09)          (.08)          (.14)          (.17)          (.05)
    From net realized gain .................            --             --             --             --           (.03)
                                               -----------    -----------    -----------    -----------    -----------

       Total distributions .................          (.09)          (.08)          (.14)          (.17)          (.08)
                                               -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period .............   $     12.52    $      8.48    $     11.79    $     12.35    $     11.16
                                               ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) ........................         49.03         (27.57)         (3.45)         12.26          (8.21)

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)       430,794        294,349        333,052        271,490        172,673

    Ratios to average net assets (%)(b):
       Operating expenses, net .............          1.91           1.75           1.64           1.71           1.75
       Operating expenses, gross ...........          1.91           1.75           1.64           1.72           1.80
       Net investment income ...............           .26           1.20            .87            .77            .88

    Portfolio turnover rate (%) ............         94.85          59.35          50.60          34.62          71.16

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


105 Emerging Markets Fund

Real Estate Securities Fund

Portfolio Management Discussion

                                                   December 31, 1999 (Unaudited)

Objective: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

Invests in: Equity securities of companies in the real estate industry.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two managers with distinct approaches to investing in real estate equity securities.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

              Real Estate Securities      NAREIT Equity          Lipper(R)
Dates              - Class S                 REIT **           Real Estate ++

Yearly periods
ended
December 31

Inception*           $10,000                 $10,000              $10,000
      1990            $8,407                  $8,466               $8,351
      1991           $11,525                 $11,474              $11,053
      1992           $13,517                 $13,141              $12,478
      1993           $15,872                 $15,726              $15,305
      1994           $17,021                 $16,224              $15,078
      1995           $18,872                 $18,699              $17,054
      1996           $25,819                 $25,292              $22,344
      1997           $30,724                 $30,424              $27,332
      1998           $25,824                 $25,096              $23,160
      1999           $25,965                 $23,937              $22,330
--------------------------------------------------------------------------------

 Total              $203,546                $198,460             $184,554
================================================================================

Real Estate Securities Fund - Class S

Periods Ended 12/31/99                 Growth of $10,000            Total Return
----------------------                 -----------------            ------------
1 Year                                      $10,055                  0.55%
5 Years                                     $15,255                  8.81%ss.
Inception*                                  $25,965                  10.01%ss.

Real Estate Securities Fund - Class E++++

Periods Ended 12/31/99                 Growth of $10,000            Total Return
----------------------                 -----------------            ------------
1 Year                                      $10,030                  0.30%
5 Years                                     $15,037                  8.50%ss.
Inception*                                  $25,595                  9.85%ss.

Real Estate Securities Fund - Class C++++++

Periods Ended 12/31/99                 Growth of $10,000            Total Return
----------------------                 -----------------            ------------
1 Year                                      $ 9,961                 (0.39)%
5 Years                                     $14,936                  8.35%ss.
Inception*                                  $25,422                  9.77%ss.

NAREIT Equity REIT Index

Periods Ended 12/31/99                 Growth of $10,000            Total Return
----------------------                 -----------------            ------------
1 Year                                      $ 9,538                 (4.62)%
5 Years                                     $14,754                  8.09%ss.
Inception*                                  $23,937                  9.12%ss.

Lipper(R) Real Estate Benchmark

Periods Ended 12/31/99                 Growth of $10,000            Total Return
----------------------                 -----------------            ------------
1 Year                                      $ 9,646                 (3.54)%
5 Years                                     $14,810                  8.17%ss.
Inception*                                  $22,330                  8.37%ss.


107 Real Estate Securities Fund

Real Estate Securities Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Real Estate Securities Fund Class S and Class E shares gained 0.55% and 0.30%, respectively, while Class C shares fell 0.39%, as compared to the NAREIT Equity REIT Index, which lost 4.62%. The Fund's margin of performance over the benchmark was primarily due to effective security selection.

Portfolio Highlights

REITs suffered through one of their worst years in history, saved only by a December rally that cut losses for the year. REITs suffered from a number of negative trends, including weakness in small cap value equity investments. Also impacting the REIT market's performance was concern that late economic cycle prospects would impair the ability of the underlying properties to generate internal growth through increased rentals and higher occupancy rates. External growth opportunities were also questioned, given unattractive capital raising prospects as depressed prices discouraged equity issuance and rising interest rates and credit spreads limited debt financing.

The Real Estate Securities Fund fared better during the year. Effective security selection by both managers helped the Fund limit downside, with Class S results 517 basis points ahead of the benchmark. Both managers gravitated towards higher quality issues during the year as firms with access to capital were viewed as having a decided advantage in sustaining business momentum.

Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999

Vornado Realty Trust                                                        5.7%
Apartment Investment & Management Co. Class A                               5.1
Avalonbay Communities, Inc.                                                 4.9
Equity Office Properties Trust                                              4.7
Spieker Properties, Inc.                                                    4.3
Starwood Hotels & Resorts Worldwide, Inc.                                   4.0
Mack-Cali Realty Corp.                                                      3.6
Reckson Services Industries, Inc.                                           3.3
Simon Property Group, Inc.                                                  3.1
ProLogis Trust                                                              3.1

Portfolio Characteristics

                                                               December 31, 1999

Current P/E Ratio                                                          15.9x
Portfolio Price/Book Ratio                                                 1.32x
Market Capitalization - $- Weighted Average                             2.28 Bil
Number of Holdings                                                            65

Money Managers

AEW Capital Management, L.P.
Cohen & Steers Capital Management, Inc.

* Real Estate Securities Fund Class S assumes initial investment on July 28, 1989. NAREIT Index comparison for the initial investment began August 1, 1989. Lipper index comparison for the initial investment began October 1, 1989.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Lipper(R) Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                 Real Estate Securities Fund 108

Real Estate Securities Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                          Market
                                                      Number              Value
                                                        of                (000)
                                                      Shares                $
                                                    ---------            -------
Common Stocks (b) - 95.0%
Apartment - 20.4%
Apartment Investment &
  Management Co. Class A                              767,315             30,549
Archstone Communities
  Trust                                               398,724              8,174
Avalonbay Communities,
  Inc                                                 841,930             28,889
Brookfield Properties
  Corp                                                323,800              3,400
Camden Property Trust                                 219,229              6,001
Equity Residential
  Properties Trust                                    322,588             13,770
Essex Property Trust,
  Inc                                                 216,000              7,344
Post Properties, Inc.                                 237,146              9,071
Smith (Charles E.)
  Residential Realty,
  Inc                                                 279,950              9,903
Summit Properties, Inc.                               159,000              2,842
Sun Communities, Inc.                                  61,700              1,986
                                                                         -------
                                                                         121,929
                                                                         -------

Health Care - 4.7%
Health Care Property
  Investors, Inc.                                     446,600             10,663
Manor Care, Inc. (a)                                  483,000              7,728
Nationwide Health
  Properties, Inc.                                    715,800              9,842
                                                                         -------
                                                                          28,233
                                                                         -------

Hotels/Leisure - 5.9%
Golf Trust of America,
  Inc                                                  51,700                876
Hospitality Properties
  Trust                                               219,000              4,175
Marriot International,
  Inc. Class A                                        157,700              4,977
Starwood Hotels & Resorts
  Worldwide, Inc.                                   1,023,500             24,052
Wyndham International,
  Inc. Class A (a)                                    446,500              1,312
                                                                         -------
                                                                          35,392
                                                                         -------

Leasing - 0.6%
Entertainment Properties
  Trust                                                98,700              1,302
Franchise Finance Corp.
  of America                                           85,700              2,051
Starwood Financial, Inc.                                  392                  7
                                                                         -------
                                                                           3,360
                                                                         -------

Office/Industrial - 40.0%
AMB Property Corp.                                    853,300             17,013
Arden Realty Group, Inc.                              894,550             17,947
Boston Properties, Inc.                               234,850              7,310
Cabot Industrial Trust                                 97,700              1,795
CarrAmerica Realty Corp.                              198,800              4,200
Cornerstone Properties,
  Inc                                                 335,100              4,901
Cousins Properties, Inc.                              194,500              6,601
Crescent Operating, Inc.
  (a)                                                  47,900                126
Crescent Real Estate
  Equities, Inc.                                      188,200              3,458
Duke Realty Investments,
  Inc                                                 320,919              6,258
Equity Office Properties
  Trust                                             1,136,148             27,978
First Industrial Realty
  Trust, Inc.                                         274,900              7,543
Highwoods Properties,
  Inc                                                 491,800             11,434
Kilroy Realty Corp.                                   172,100              3,786
Liberty Property Trust                                183,900              4,460
Mack-Cali Realty Corp.                                816,200             21,272
Prentiss Properties Trust                             175,500              3,686
ProLogis Trust                                        946,218             18,215
PS Business Parks, Inc.                               235,800              5,364
Reckson Associates Realty
  Corp                                                500,400             10,258
Reckson Services
  Industries, Inc. (a)                                311,500             19,430
SL Green Realty Corp.                                 333,600              7,256
Spieker Properties, Inc.                              696,700             25,385
Trizec Hahn Corp.                                     230,300              3,885
                                                                         -------
                                                                         239,561
                                                                         -------

Outlet Centers - 0.4%
Prime Retail, Inc.                                    212,800              1,197
Tanger Factory Outlet
  Centers, Inc.                                        47,000                975
                                                                         -------
                                                                           2,172
                                                                         -------

Regional Malls - 9.5%
General Growth
  Properties, Inc.                                    455,500             12,754
Macerich Co. (The)                                    511,100             10,637
Rouse Co. (The)                                       390,900              8,307
Simon Property Group,
  Inc                                                 801,350             18,381
Taubman Centers, Inc.                                 376,200              4,044
Urban Shopping Centers,
  Inc                                                  92,500              2,509
                                                                         -------
                                                                          56,632
                                                                         -------

Self Storage - 3.3%
Public Storage, Inc.                                  765,056             17,357
Shurgard Storage Centers,
  Inc
  Class A                                             117,800              2,732
                                                                         -------
                                                                          20,089
                                                                         -------

Shopping Center - 10.2%
Bradley Real Estate, Inc.                             219,300              3,824
Developers Diversified
  Realty Corp.                                        273,800              3,525
Glimcher Realty Trust                                 155,100              1,997
JDN Realty Corp.                                       42,950                693
Kimco Realty Corp.                                    361,300             12,239
Philips International
  Realty Corp.                                        110,800              1,821
Regency Realty Corp.                                  148,200              2,963
Vornado Realty Trust                                1,040,000             33,800
                                                                         -------
                                                                          60,862
                                                                         -------

Total Common Stocks
(cost $590,650)                                                          568,230
                                                                         -------


109 Real Estate Securities Fund

Real Estate Securities Fund

                                                               December 31, 1999

                                                     Principal           Market
                                                      Amount              Value
                                                       (000)              (000)
                                                         $                  $
                                                    ---------            -------
Short-Term Investments - 4.3%
Frank Russell Investment
  Company Money Market
  Fund, due on demand (c)                              25,874             25,874
                                                                         -------

Total Short-Term Investments
(cost $25,874)                                                            25,874
                                                                         -------

Total Investments - 99.3%
(identified cost $616,524)                                               594,104

Other Assets and Liabilities,
Net - 0.7%                                                                 4,101
                                                                         -------

Net Assets - 100.0%                                                      598,205
                                                                         =======

(a)   Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
            Brookfield Properties Corp.
            Crescent Operating, Inc.
            Manor Care, Inc.
            Marriot International, Inc.
            Reckson Services Industries, Inc.
            Starwood Hotels & Resorts Worldwide, Inc.
            Trizec Hahn Corp.
(c)   At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund 110

Real Estate Securities Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                               December 31, 1999

Assets
Investments at market (identified cost $616,524) ....................................      $ 594,104
Receivables:
  Dividends .........................................................................          4,605
  Investments sold ..................................................................            301
  Fund shares sold ..................................................................          1,854
                                                                                           ---------

    Total assets ....................................................................        600,864

Liabilities
Payables:
  Investments purchased ..............................................      $     455
  Fund shares redeemed ...............................................          1,855
  Accrued fees to affiliates .........................................            259
  Other accrued expenses .............................................             90
                                                                            ---------

    Total liabilities ...............................................................          2,659
                                                                                           ---------

Net Assets ..........................................................................      $ 598,205
                                                                                           =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ........................      $  (6,282)
Accumulated net realized gain (loss) ................................................        (24,722)
Unrealized appreciation (depreciation) on:
  Investments .......................................................................        (22,420)
Shares of beneficial interest .......................................................            262
Additional paid-in capital ..........................................................        651,367
                                                                                           ---------

Net Assets ..........................................................................      $ 598,205
                                                                                           =========

Net Asset Value, offering and redemption price per share:
  Class C ($1,771,086 divided by 78,049 shares of $.01 par value
    shares of beneficial interest outstanding) ......................................      $   22.69
                                                                                           =========
  Class E ($7,133,784 divided by 313,490 shares of $.01 par value
    shares of beneficial interest outstanding) ......................................      $   22.76
                                                                                           =========
  Class S ($589,299,947 divided by 25,782,227 shares of $.01 par value
    shares of beneficial interest outstanding) ......................................      $   22.86
                                                                                           =========

See accompanying notes which are an integral part of the financial statements.


111 Real Estate Securities Fund

Real Estate Securities Fund

Statement of Operations

Amounts in thousands

                                                    Year Ended December 31, 1999

Investment Income
  Dividends ..........................................................................      $ 38,576
  Dividends from Money Market Fund ...................................................         1,751
  Interest                                                                                         2
                                                                                            --------

    Total investment income ..........................................................        40,329

Expenses
  Advisory fees .......................................................      $  4,886
  Administrative fees .................................................           308
  Custodian fees ......................................................           250
  Distribution fees - Class C .........................................             6
  Transfer agent fees .................................................         1,339
  Professional fees ...................................................            28
  Registration fees ...................................................           123
  Shareholder servicing fees - Class C ................................             2
  Shareholder servicing fees - Class E ................................            11
  Trustees' fees ......................................................             7
  Miscellaneous .......................................................            71
                                                                             --------

    Total expenses ...................................................................         7,031
                                                                                            --------

Net investment income ................................................................        33,298
                                                                                            --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ..............................................       (22,242)
Net change in unrealized appreciation (depreciation) on investments ..................       (10,653)
                                                                                            --------

Net realized and unrealized gain (loss) ..............................................       (32,895)
                                                                                            --------

Net increase (decrease) in net assets from operations ................................      $    403
                                                                                            ========

  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund 112

Real Estate Securities Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                        Years Ended December 31,

                                                                         1999            1998
                                                                       ---------       ---------
Increase (Decrease) in Net Assets

Operations
  Net investment income ...........................................    $  33,298       $  30,253
  Net realized gain (loss) ........................................      (22,242)         (1,281)
  Net change in unrealized appreciation (depreciation) ............      (10,653)       (137,901)
                                                                       ---------       ---------

    Net increase (decrease) in net assets from operations .........          403        (108,929)
                                                                       ---------       ---------

Distributions
  From net investment income
    Class C .......................................................          (67)
    Class E .......................................................         (358)            (26)
    Class S .......................................................      (42,467)        (26,915)
  From net realized gain
    Class E .......................................................                           (7)
    Class S .......................................................                       (9,488)

      Net decrease in net assets from distributions ...............      (42,892)        (36,436)
                                                                       ---------       ---------

Share Transactions
  Net increase (decrease) in net assets from share transactions ...       63,525         106,663
                                                                       ---------       ---------

Total net increase (decrease) in net assets .......................       21,036         (38,702)

Net Assets
  Beginning of period .............................................      577,169         615,871
                                                                       ---------       ---------
  End of period (including accumulated distributions in excess of net investment income of $6,282 and undistributed net
    investment income of $3,312, respectively .....................    $ 598,205       $ 577,169
                                                                       =========       =========

See accompanying notes which are an integral part of the financial statements.


113 Real Estate Securities Fund

Real Estate Securities Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------
Net Asset Value, Beginning of Period ......................               24.13
                                                                      ---------

Income From Operations
  Net investment income (a) ...............................                1.08
  Net realized and unrealized gain (loss) .................               (1.06)
                                                                      ---------

    Total income from operations ..........................                 .02
                                                                      ---------

Distributions
  From net investment income ..............................               (1.46)
                                                                      ---------

Net Asset Value, End of Period ............................           $   22.69
                                                                      =========

Total Return (%)(b) .......................................                 .19

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ................               1,771

  Ratios to average net assets (%)(c):
    Operating expenses ....................................                2.14
    Net investment income .................................                5.12

  Portfolio turnover rate (%) .............................               42.69

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                 Real Estate Securities Fund 114

Real Estate Securities Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from financial statements.


                                                                 Years Ended December 31,
                                                --------------------------------------------------------
                                                   1999            1998           1997            1996*
                                                ---------       ---------      ---------       ---------
Net Asset Value, Beginning of Period .....      $   24.27       $   31.02      $   29.18       $   26.67
                                                ---------       ---------      ---------       ---------

Income From Operations
  Net investment income (a) ..............           1.28            1.26           1.14             .24
  Net realized and unrealized gain (loss)           (1.24)          (6.12)          3.95            3.85
                                                ---------       ---------      ---------       ---------

    Total income from operations .........            .04           (4.86)          5.09            4.09
                                                ---------       ---------      ---------       ---------

Distributions
  From net investment income .............          (1.55)          (1.43)         (1.04)           (.32)
  From net realized gain .................             --            (.46)         (2.21)          (1.26)
                                                ---------       ---------      ---------       ---------

    Total distributions ..................          (1.55)          (1.89)         (3.25)          (1.58)
                                                ---------       ---------      ---------       ---------

Net Asset Value, End of Period ...........      $   22.76       $   24.27      $   31.02       $   29.18
                                                =========       =========      =========       =========

Total Return (%)(b) ......................            .30          (16.25)         18.20           15.75

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)          7,134             843            388             101

  Ratios to average net assets (%)(c):
    Operating expenses ...................           1.39            1.47           1.71            1.77
    Net investment income ................           5.42            4.90           3.94            5.31

  Portfolio turnover rate (%) ............          42.69           42.58          49.40           51.75

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are not annualized.


115 Real Estate Securities Fund

Real Estate Securities Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                                ---------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                                --------       --------       --------       --------       ---------
Net Asset Value, Beginning of Period .....      $  24.44       $  30.86       $  29.19       $  23.51       $   22.53
                                                --------       --------       --------       --------       ---------

Income From Operations
  Net investment income (a) ..............          1.30           1.34           1.36           1.39            1.32
  Net realized and unrealized gain (loss)          (1.20)         (6.13)          3.93           6.89            1.03
                                                --------       --------       --------       --------       ---------

    Total income from operations .........           .10          (4.79)          5.29           8.28            2.35
                                                --------       --------       --------       --------       ---------

Distributions
  From net investment income .............         (1.68)         (1.17)         (1.41)         (1.34)          (1.35)
  From net realized gain .................            --           (.46)         (2.21)         (1.26)          (.02)
                                                --------       --------       --------       --------       ---------

    Total distributions ..................         (1.68)         (1.63)         (3.62)         (2.60)          (1.37)
                                                --------       --------       --------       --------       ---------

Net Asset Value, End of Period ...........      $  22.86       $  24.44       $  30.86       $  29.19       $   23.51
                                                ========       ========       ========       ========       =========

Total Return (%) .........................           .55         (15.94)         18.99          36.81           10.87

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands)       589,300        576,326        615,483        445,619         290,990

  Ratios to average net assets (%):
    Operating expenses ...................          1.14           1.05           1.02           1.04            1.04
    Net investment income ................          5.41           4.93           4.57           5.64            6.10

  Portfolio turnover rate (%) ............         42.69          42.58          49.40          51.75           23.49

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                 Real Estate Securities Fund 116

Short-Term Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Invests in: Fixed-income securities with low-volatility characteristics.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of three managers using three approaches to investment in short-term fixed income securities.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

                  Short Term Bond                         Lipper(R) Short
Dates               - Class S ++        ML 1-2.99 **        1-5 Yr ++++

Yearly periods
ended
December 31

 Inception*           $10,000             $10,000             $10,000
       1990           $10,971             $10,972             $10,808
       1991           $12,321             $12,254             $12,093
       1992           $12,659             $13,026             $12,782
       1993           $13,543             $13,731             $13,569
       1994           $13,653             $13,809             $13,519
       1995           $15,011             $15,328             $14,972
       1996           $15,726             $16,091             $15,639
       1997           $16,673             $17,162             $16,595
       1998           $17,687             $18,362             $17,544
       1999           $18,222             $18,925             $18,062
--------------------------------------------------------------------------------

   Total             $156,466            $159,659            $155,584
================================================================================

Short Term Bond Fund - Class S

Periods Ended 12/31/99                     Growth of $10,000        Total Return
----------------------                     -----------------        ------------
1 Year                                          $10,303               3.03%
5 Years                                         $13,347               5.94%ss.
10 Years                                        $18,222               6.18%ss.

Short Term Bond Fund - Class Ess.ss.

Periods Ended 12/31/99                     Growth of $10,000        Total Return
----------------------                     -----------------        ------------
1 Year                                          $10,281               2.81%
5 Years                                         $13,319               5.90%ss.
10 Years                                        $18,185               6.16%ss.

Short Term Bond Fund - Class Css.ss.ss.

Periods Ended 12/31/99                     Growth of $10,000        Total Return
----------------------                     -----------------        ------------
1 Year                                          $10,219               2.19%
5 Years                                         $13,239               5.77%ss.
10 Years                                        $18,076               6.10%ss.

Merrill Lynch 1-2.99 Years Treasury Index

Periods Ended 12/31/99                     Growth of $10,000        Total Return
----------------------                     -----------------        ------------
1 Year                                          $10,306               3.06%
5 Years                                         $13,705               6.51%ss.
10 Years                                        $18,925               6.59%ss.

Lipper(R) Short Investment Grade Debt Funds Benchmark

Periods Ended 12/31/99                     Growth of $10,000        Total Return
----------------------                     -----------------        ------------
1 Year                                          $10,295               2.95%
5 Years                                         $13,360               5.97%ss.
10 Years                                        $18,062               6.09%ss.


117 Short-Term Bond Fund

Short Term Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Short Term Bond Fund Class S, Class E and Class C shares reflected total returns of 3.03%, 2.81% and 2.19% respectively, as compared to the Merrill Lynch 1-2.99 Years Treasury Index, which rose 3.06%. Performance compared more favorably with the 2.95% gain of the Lipper(R) Short Investment Grade Debt Funds Benchmark The Fund benefited from its emphasis on spread sector holdings, which outperformed relative to comparable maturity treasuries.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market during the year, with the 30-year US treasury bond losing nearly 15% for the year. Shorter maturities were less vulnerable to rising rates but also fared poorly. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better, as the post-emerging markets crisis spread widening reversed.

The Fund's spread sector emphasis proved critical in this market environment, as narrowing spreads helped offset the impact of rising interest rates. Large allocations to corporate, mortgage, and asset-backed securities added value relative to comparable duration treasuries. A neutral-to-benchmark duration also helped avoid weaker returns to longer duration securities.

Top Ten Issuers
(as a percent of Total Investments)                            December 31, 1999

Federal Home Loan Bank                                                      4.8%
Federal National Mortgage Association                                       4.0
General Motors Acceptance Corp.                                             3.5
Daimler Chrysler North America                                              3.1
General Electric Capital Corp.                                              3.1
Ford Motor Credit Co.                                                       3.0
Associates Corp. of North America                                           2.8
CIT Group, Inc.                                                             2.8
American Express Credit                                                     2.7
Citibank Credit Card Master Trust                                           2.5

Portfolio Characteristics
                                                               December 31, 1999

Weighted Average Quality Diversification                                      AA
Weighted Average Years-to-Maturity                                     2.1 Years
Weighted Average Duration                                              1.6 Years
Current Yield (SEC 30-day standardized)
   Class S                                                                  6.1%
   Class E                                                                  5.8%
   Class C                                                                  4.8%
Number of Issues                                                             234
Number of Issuers                                                            175

Money Managers                                           Styles

BlackRock Financial Management                      Mortgage/Asset-
                                                      Backed Specialist
Standish, Ayer & Wood, Inc.                         Corporate Specialist
STW Fixed Income Management, Ltd.                   Sector Rotation

*          Short-Term Bond Fund Class S assumes initial investment on January 1,
           1990.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Lipper(R) Short (1-5 Yr.) Investment Grade Debt Funds Benchmark is the average total return for the universe of funds within the Short Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in investment grade debt issues (rated in top four grades) with average maturities of five years or less.

ss.        Annualized.

ss.ss. Short-Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.ss.ss.  Short-Term Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Short-Term Bond Fund 118

Short Term Bond Fund

Statement of Net Assets

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Long-Term Investments - 96.3%
Asset-Backed Securities - 34.6%
ABFS Equipment Contract Trust
    Series 1998-A Class A
     6.100% due 10/15/05                                  479              469
American Express Credit Account Master Trust
    Series 1996-1, Class A
     6.800% due 12/15/03                                5,000            5,002
    Series 1997-1, Class A
     6.400% due 04/15/05                                7,500            7,404
Amresco Residential Securities Mortgage
    Loan Trust Step Up Bond
    Series 1998-2 Class B1A
     6.7400% due 06/25/28 (b)                           2,000            1,874
Arcadia Automobile Receivables Trust
    Series 1998-B Class A3
     5.950% due 11/15/02                                1,000              995
Banc One Auto Grantor Trust
    Series 1997-A, Class A
     6.270% due 11/20/03                                1,966            1,961
Barnett Auto Trust
    Series 1997-A Class A3
     6.030% due 11/15/01                                  828              828
Boston Edison Co.
    Series 1999-1 Class A2
     6.450% due 09/15/05                                9,350            9,143
California Infrastructure PG&E
    Series 1997-1 Class A3
     6.150% due 06/25/02                                  513              513
Captec Franchise Trust
    Series 1999-1 Class A1
     6.504% due 05/25/05 (b)                            1,368            1,334
Case Equipment Loan Trust
    Series 1997-B, Class C
     6.410% due 09/15/04                                   88               87
Chase Manhattan Auto Owner Trust
    Series 1998-B Class A4
     5.800% due 02/17/03                                2,000            1,969
Chase Manhattan Credit Card Master Trust
    Series 1996-3 Class A
     7.040% due 02/15/05                               11,000           11,024
Chemical Master Credit Card Trust I
    Series 1996-1, Class A
     5.550% due 09/15/03                                8,000            7,905
Chevy Chase Auto Receivables Trust
    Series 1997-1, Class A
     6.500% due 10/15/03                                  785              785
    Series 1997-2, Class A
     6.350% due 01/15/04                                  261              260
    Series 1997-3, Class A
     6.200% due 03/20/04 (b)                              530              527
Citibank Credit Card Master Trust I
    Series 1997-2 Class A
     6.550% due 02/15/04                               11,500           11,399
Copelco Capital Funding Corp.
    Series 1997-A Class A3
     6.270% due 04/20/05                                  397              397
    Series 1999-A Class A2
     5.500% due 03/15/01                                1,400            1,396
    Series 1999-A Class A3
     5.665% due 03/15/02                                  750              740
    Series 1999-A Class A5
     5.950% due 06/15/04                                1,250            1,205
Dayton Hudson Credit Card Master Trust
    Series 1997-1 Class A
     6.250% due 08/25/05                                  800              779
Delta Funding Home Equity Loan Trust
    Series 1998-1 Class A2A
     5.616% due 05/25/30 (b)                              170              168
Discover Card Master Trust I
    Series 1998-2 Class A
     5.800% due 09/16/03                                1,000              990
    Series 1998-7 Class A
     5.600% due 05/15/06                                2,000            1,898
    Series 1999-1 Class B
     5.550% due 08/15/04 (b)                              650              629
First Security Auto Grantor Trust
    Series 1997-A, Class A
     6.300% due 08/15/03                                  340              339
First Security Automobile Owner Trust
    Series 1999-2 Class A3
     6.000% due 10/15/03                                1,750            1,734
FMAC Loan Receivables Trust
    Series 1998-CA Class A1
     5.990% due 11/15/04                                  699              673


119 Short Term Bond Fund

Short Term Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Ford Credit Automobile Owner Trust
    Series 1997-B Class B
     6.400% due 05/15/02                                  825              817
    Series 1999-A Class A4
     5.310% due 11/15/01                                1,700            1,685
    Series 1999-B Class A4
     5.800% due 06/15/02                                1,225            1,211
    Series 1999-C Class A4
     6.080% due 09/16/02                                4,675            4,627
Franchise Loan Trust
    Series 1998-I Class A1
     6.240% due 07/15/04                                  643              626
Green Tree Financial Corp.
    Series 1998-1, Class A3
     5.950% due 04/01/13                                1,250            1,235
    Series 1998-6 Class A2
     5.910% due 01/01/07                                  486              485
Green Tree Home Improvement Loan Trust
    Series 1997-A, Class HIA3
     7.050% due 08/15/23                                  755              755
Green Tree Recreational, Equipment &
    Consumer Loan Trust
    Series 1998-C Class A4
     6.170% due 02/15/11                                1,000              986
    Series 1997-C Class A1
     6.490% due 02/15/18                                  556              549
Greenpoint Manufactured Housing
    Series 1999-1 Class A2
     6.010% due 08/15/15                                1,000              963
Honda Automobile Lease Trust
    Series 1999-A Class A3
     6.100% due 01/15/02                                3,500            3,474
    Series 1999-A Class A4
     6.450% due 09/16/02                                2,450            2,439
Honda Automobile Receivables Grantor Trust
    Series 1998-A Class A
     5.500% due 07/15/04                                1,131            1,112
IMC Home Equity Loan Trust
    Series 1998-1 Class A3
     6.410% due 04/20/18                                1,050            1,036
MBNA Master Credit Card Trust
    Series-F Class A
     6.600% due 11/15/04                               10,000            9,938
Mellon Auto Grantor Trust
    Series 1999-1 Class A
     5.460% due 10/17/05                                1,293            1,269
Missouri Higher Education Loan Authority
    Series 97 Class P
     5.286% due 07/25/08 (b)                              967              958
Navistar Financial Corp. Owner Trust
    Series 1999-A Class A3
     5.950% due 04/15/03                                1,675            1,652
Newcourt Equipment Trust Securities
    Series 1998-1 Class A3
     5.240% due 12/20/02                                1,375            1,331
    Series 1998-2 Class A3
     5.450% due 10/15/02                                  600              595
Nissan Automobile Receivables Owner Trust
    Series 1999-A Class A3
     6.470% due 09/15/03                                1,025            1,017
NPF VI Inc.
    Series 1998-1A, Class A
     6.220% due 06/01/02                                1,000              986
Olympic Automobile Receivables Trust
    Series 1996-B Class A4
     6.700% due 03/15/02                                  668              669
    Series 1996-D Class CTFS
     6.125% due 04/15/02                                2,511            2,463
Onyx Acceptance Auto Trust
    Series 1999-B Class A3
     5.780% due 02/15/03 (b)                            2,025            1,992
PBG Equipment Trust
    Series 1A Class A
     6.270% due 01/20/12                                1,021              993
PNC Student Loan Trust I
    Series 1997-2 Class A3
     6.314% due 01/25/01                                6,197            6,132
Premier Automobile Trust
    Series 1999-1 Class A3
     5.690% due 11/08/02                                8,495            8,384
    Series 1999-3 Class A4
     6.430% due 03/08/04 (b)                            1,600            1,577
Ryder Vehicle Lease Trust
    Series 1998-A, Class A
     6.100% due 09/15/08 (b)                              586              578
    Series 1999-A Class A4
     6.890% due 04/15/05                                1,100            1,090
Sears Credit Account Master Trust
    Series 1995-2 Class A
     8.100% due 06/15/04                                2,329            2,348
    Series 1996-4 Class A
     6.450% due 10/16/06                                5,000            4,950
    Series 1998-1 Class A
     5.800% due 08/15/05                                1,500            1,485
Standard Credit Card Master Trust I
    Series 1995-3 Class A
     7.850% due 02/07/02                                1,025            1,027


                                                        Short Term Bond Fund 120

Short Term Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Team Fleet Financing Corp.
    Series 1998-2A Class A
     6.070% due 07/25/02                                1,625            1,604
The Money Store Auto Grantor Trust
    Series 1997-4, Class A2
     6.350% due 03/20/04                                  212              212
The Money Store Small Business
    Administration Loan Trust
    Series 1996-2 Class A
     6.070% due 04/15/24 (b)                              764              758
    Series 1997-1 Class A
     5.990% due 01/15/25 (b)                            1,073            1,059
    Series 1997-1 Class B
     6.469% due 01/15/25 (b)                              715              711
UCFC Home Equity Loan
    Series 1993-B1 Class A-1
     6.075% due 07/25/14                                   42               41
USAA Automobile Loan Grantor Trust
    Series 1999-1 Class A
     6.100% due 02/15/06 (b)                            2,039            2,018
Wilshire Funding Corp.
    Series 1998-WFC2 Class A3
     7.000% due 12/28/37                                  768              758
World Omni Automobile Lease Securitization
    Trust
    Series 1996-B Class A3
     6.250% due 11/15/02                                  775              775
    Series 1997-A Class A2
     6.750% due 06/25/03 (b)                              118              117
    Series 1997-A, Class A4
     6.900% due 06/25/03                                2,318            2,315
                                                                      --------
                                                                       158,229
                                                                      --------

Corporate Bonds and Notes - 41.0%
Aerofreighter Finance Trust
     7.850% due 10/30/09                                  675              674
Aristar, Inc.
     6.125% due 12/01/00                                1,225            1,214
Associates Corp. of North America
     5.875% due 07/15/02                                9,500            9,253
     6.500% due 07/15/02                                2,700            2,671
     5.750% due 11/01/03                                1,000              954
AT&T Capital Corp.
     6.250% due 05/15/01 (MTN)                          1,750            1,733
Avon Energy Partners Holdings
     6.730% due 12/11/02                                  310              302
Banco De Latinoamerica
     6.500% due 04/02/01                                2,200            2,188
Bank One Corp.
     6.400% due 08/01/02                                2,725            2,679
Bear Stearns Co., Inc.
     9.375% due 06/01/01                                2,000            2,061
Business Loan Center, Inc.
    Series 1998-1A
     6.750% due 04/02/05                                1,100            1,106
Carramerica Realty Corp.
     6.625% due 10/01/00                                1,575            1,560
Chase Manhattan Corp.
     10.125% due 11/01/00                               2,009            2,064
CIT Group, Inc.
     5.000% due 10/06/00 (MTN)                            750              740
     6.125% due 12/15/00 (MTN)                          8,100            8,045
     6.500% due 06/14/02 (MTN)                          3,800            3,754
Coca-Cola Put Asset Trust
     6.000% due 03/15/01                                1,950            1,934
Comdisco, Inc.
     6.000% due 01/30/02                                2,000            1,939
Conseco, Inc.
     6.400% due 06/15/01                                1,850            1,794
Cox Communications, Inc.
     7.000% due 08/15/01                                2,000            1,996
DaimlerChrysler AG
     6.371% due 08/23/02 (b)                            2,250            2,254
    Series B
     6.460% due 12/07/01 (MTN)                         12,000           11,908
Donaldson, Lufkin & Jenrette, Inc.
     5.875% due 04/01/02                                1,150            1,116
El Paso Energy Corp.
     12.000% due 12/15/00                               1,925            1,973
    Series B
     6.625% due 07/15/01                                1,050            1,043
Enron Corp.
     6.450% due 11/15/01                                1,825            1,799
ERAC USA Finance Co.
     6.375% due 05/15/03                                1,900            1,825
Finova Capital Corp.
     6.625% due 09/15/01                                2,000            1,980
First Bank South Dakota
     6.533% due 12/20/00 (b)                              500              501
Firstar Corp.
     6.500% due 07/15/02                                  545              537
Fleet Credit Card, LLC
     6.450% due 10/30/00                                  250              249
Ford Motor Credit Co.
     6.500% due 02/28/02                               12,000           11,874
     6.700% due 07/16/04                                1,600            1,566
Franchise Finance Corp.
     7.000% due 11/30/00                                1,575            1,556


121 Short Term Bond Fund

Short Term Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
General Electric Capital Corp. (MTN)
     5.430% due 02/25/02                                4,000            3,889
    Series A
     6.330% due 09/17/01                                5,500            5,462
     5.180% due 02/01/02                                2,380            2,301
     6.520% due 10/08/02                                2,500            2,474
General Motors Acceptance Corp.
     5.350% due 04/16/01 (MTN)                         12,000           11,780
     6.850% due 04/17/01 (MTN)                            750              750
     8.500% due 01/01/03                                1,500            1,554
     7.137% due 04/01/20 (b)                            1,872            1,874
Hertz Corp.
     6.500% due 04/01/00                                  450              450
     6.625% due 07/15/00                                  900              900
Homeside Lending, Inc.
     6.875% due 05/15/00 (MTN)                          2,025            2,028
Household Finance Corp.
     6.125% due 07/15/02 (MTN)(b)                         450              438
IBM Credit Corp.
     6.450% due 11/12/02 (MTN)                          1,300            1,286
International Lease Finance Corp.
     8.875% due 04/15/01                                1,500            1,536
Lehman Brothers Holdings, Inc.
     6.000% due 02/26/01 (MTN)                          1,500            1,483
MBNA Corp.
    Series B
     6.500% due 09/15/00 (MTN)                          1,375            1,371
Metropolitan Life Insurance Co.
     6.300% due 11/01/03                                  730              705
Midlantic Corp.
     9.200% due 08/01/01                                1,123            1,156
Morgan Stanley Dean Witter & Co.
     7.125% due 01/15/03                                  935              934
     5.625% due 01/20/04 (MTN)                          1,750            1,648
Nabisco, Inc.
     6.000% due 02/15/01                                  415              409
National Westminster Bank PLC
     9.450% due 05/01/01                                5,500            5,670
NationsBank Corp.
     8.125% due 06/15/02                                2,750            2,812
News America Holdings, Inc.
     7.450% due 06/01/00                                  775              778
Norwest Financial, Inc.
     6.375% due 09/15/02                                1,000              984
Panamsat Corp.
     6.000% due 01/15/03                                1,100            1,020
Paramount Communications, Inc.
     7.500% due 01/15/02                                  875              877
Popular North America, Inc.
    Series D
     6.875% due 06/15/01 (MTN)                          1,100            1,093
Procter & Gamble
     9.625% due 01/14/01                                6,920            7,107
Reilly
     7.430% due 03/01/19                                1,154            1,156
Safeway, Inc.
     7.000% due 09/15/02                                2,100            2,091
Salomon Smith Barney Holdings, Inc.
     6.625% due 07/01/02                                   75               74
     6.500% due 10/15/02                                  300              296
Salomon, Inc.
     7.750% due 05/15/00                                1,000            1,005
Sears Roebuck Acceptance Corp. (MTN)
    Series II
     6.690% due 04/30/01                                1,800            1,783
    Series III
     6.820% due 10/17/02                                6,000            5,868
Tele-Communications, Inc.
     8.250% due 01/15/03                                2,000            2,070
Textron, Inc.
     6.750% due 09/15/02                               11,000           10,890
US Bank National Association Minnesota
     6.350% due 09/28/01                                2,000            1,989
US West Capital Funding, Inc.
     6.875% due 08/15/01                                1,230            1,219
Wal-Mart Stores, Inc.
     6.150% due 08/10/01                                2,300            2,280
Waste Management, Inc.
     7.100% due 08/01/26                                1,175            1,089
Wells Fargo Co.
     6.500% due 09/03/02                                1,500            1,485
Williams Companies, Inc.
     6.125% due 02/01/01                                  285              283
                                                                      --------
                                                                       187,189
                                                                      --------

Eurodollar Bonds - 1.7%
American Express Travel
     6.323% due 10/24/01 (b)                            1,500            1,496
Argentina, Republic of
    Series B
    Zero Coupon due 04/ 15/01                           1,500            1,331
Diageo Capital PLC
     6.625% due 06/24/04                                  545              533
Lehman Brothers Holdings, Inc.
     6.089% due 06/10/03 (b)                            2,278            2,227
St. George Bank, Ltd.
    Series E
     6.231% due 11/29/01 (MTN)(b)                       2,000            1,998
                                                                      --------
                                                                         7,585
                                                                      --------


                                                        Short Term Bond Fund 122

Short Term Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Mortgage-Backed Securities - 8.9%
Asset Securitization Corp.
    Series 1997-D5 Class A1A
     6.500% due 02/14/41                                  898              888
Bayview Financial Acquisition Trust
    Series 1998-1, Class A1
     7.010% due 05/25/29                                  936              923
Bear Stearns Mortgage Securities, Inc.
    Series 1996-6 Class A2
     7.000% due 11/25/27                                  133              132
Chase Commercial Mortgage Securities Corp.
    Series 1997-2 Class A1
     6.450% due 12/19/04                                1,909            1,866
Citicorp Mortgage Securities, Inc.
    Series 1994-4 Class A6
     6.000% due 02/25/09                                  975              911
Deutsche Mortgage & Asset Receiving Corp.
    Series 1998-C1 Class A1
     6.220% due 09/15/07                                  424              408
DLJ Mortgage Acceptance Corp.
    Series 1995-CF2 Class A1A
     6.650% due 12/17/27                                  348              346
    Series 1996-CF2 Class A1A
     6.860% due 11/12/21                                  621              616
    Series 1997-CF1 Class A1A
     7.400% due 05/15/06                                1,101            1,101
    Series 1999-STF1 Class A1
     6.880% due 09/05/01 (b)                              675              675
Federal Home Loan Mortgage Corp.
     6.964% due 2027 (b)                                2,323            2,317
Federal Home Loan Mortgage Corp.
    Participation Certificate
     7.500% due 2000                                       13               13
     7.500% due 2002                                        6                6
     9.000% due 2005                                      172              174
     6.250% due 2007                                       36               35
     5.500% due 2009                                    2,396            2,269
     7.000% due 2011                                    1,299            1,289
Federal National Mortgage Association
     7.000% due 2004                                      665              664
     8.750% due 2004                                       29               29
     6.500% due 2008                                    1,550            1,522
     5.500% due 2009                                    7,813            7,411
     8.000% due 2009                                    1,755            1,772
     7.000% due 2014 (b)                                  666              659
     7.500% due 2014                                    1,385            1,395
     8.500% due 2014                                      680              691
     5.812% due 2029 (b)                                  354              339
    Series 1998-32 Class TB
     6.000% due 05/18/13                                1,000              979
Government National Mortgage Association
     7.250% due 2006                                    1,312            1,316
     7.000% due 2007                                       68               67
     7.000% due 2008                                      843              835
     7.000% due 2009                                      893              884
     8.250% due 2009                                      693              719
     7.000% due 2011                                      436              431
     7.000% due 2012                                      391              387
     9.500% due 2017                                      592              628
    Series 1994-1 Class PE
     7.500% due 07/16/22                                1,150            1,159
    Series 1997-11 Class M
     8.000% due 05/16/24                                1,045            1,054
Morgan Stanley Capital I, Inc.
    Series 1998-CF1 Class A1
     6.330% due 10/15/07                                  409              395
Prudential Home Mortgage Securities
    Series 1994-19, Class A2
     7.050% due 05/25/24                                  317              316
Residential Accredited Loans, Inc.
    Series 1997-QS7, Class A1
     7.500% due 07/25/27                                  102              102
Residential Asset Securitization Trust
    Series 1997-A9 Class A1
     7.250% due 11/26/27                                    6                6
    Series 1998-A1 Class A1
     7.000% due 03/25/28                                  173              172
    Series 1998-A2, Class A1
     6.750% due 04/25/28                                  417              414
Residential Funding Mortgage Securities
    Series 1998-NS1 Class A2
     6.375% due 01/25/09                                  802              792
Resolution Trust Corp. Mortgage Pass-thru
    Certificate
    Series 1995-2, Class C1
     7.650% due 05/25/29 (b)                              365              356
Union Planters Mortgage Finance Corp.
    Series 1998-A, Class A1
     6.350% due 01/25/28                                  451              448
    Series 1999-1 Class A1
     6.250% due 04/01/29                                  547              529
Wilshire Funding Corporation
    Series 1997-WFC1, Class AI
     7.250% due 08/25/27                                  500              499
                                                                      --------
                                                                        40,939
                                                                      --------


123 Short Term Bond Fund

Short-Term Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Municipal Bonds - 0.3%
Philadelphia, Pennsylvania, Authority for
    Industrial Development
    Series 1997 Class A
     6.488% due 06/15/04                               1,386             1,289
                                                                      --------

United States Government Agencies - 5.6%
Federal Farm Credit Bank
     5.220% due 09/11/01                               1,250             1,225
Federal Home Loan Bank
     5.875% due 08/15/01                               1,000               991
     5.875% due 09/17/01                              18,000            17,823
     5.250% due 04/25/02                               2,000             1,940
Federal National Mortgage Association
     6.140% due 06/12/02 (MTN)                         2,900             2,858
Tennessee Valley Authority
    Series D
     6.000% due 11/01/00                                 750               747
                                                                      --------
                                                                        25,584
                                                                      --------
United States Government Treasuries - 1.4%
United States Treasury Notes
     5.375% due 02/15/01                               1,300             1,289
     5.500% due 08/31/01                               2,100             2,076
     3.375% due 01/15/07                               2,503             2,358
     3.625% due 01/15/08                                 929               885
                                                                      --------
                                                                         6,608
                                                                      --------

Yankee Bonds - 2.8%
Edperbrascan Corp.
     7.375% due 10/01/02                               2,000             1,961
Manitoba, Province of
     8.000% due 04/15/02                               5,600             5,738
Tyco International, Ltd.
     6.500% due 11/01/01                               3,000             2,953
Westpac Banking, Ltd.
     7.875% due 10/15/02                               2,006             2,042
                                                                      --------
                                                                        12,694
                                                                      --------

Total Long-Term Investments
(cost $447,167)                                                        440,117
                                                                      --------

Short-Term Investments - 3.2%
Federal Home Loan Bank Discount Note
     5.680% due 01/19/00                               1,250             1,247
Frank Russell Investment Company Money
    Market Fund, due on demand (a)                    13,211            13,211
                                                                      --------
Total Short-Term Investments
(cost $14,458)                                                          14,458
                                                                      --------

Total Investments - 99.5%
(identified cost $461,625)                                             454,575

Other Assets and Liabilities, Net - 0.5%                                 2,509
                                                                      --------

Net Assets - 100.0%                                                    457,084
                                                                      ========

(a)   At amortized cost, which approximates market.

(b)   Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Note

  See accompanying notes which are an integral part of the financial statements.


                                                        Short Term Bond Fund 124

Short Term Bond Fond

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                                                       December 31, 1999

Assets
Investments at market (identified cost $461,625) ...........................................................  $ 454,575
Receivables:
    Dividends and interest .................................................................................      5,753
    Fund shares sold .......................................................................................        751
    From Advisor ...........................................................................................        100
                                                                                                              ---------

       Total assets ........................................................................................    461,179

Liabilities
Payables:
    Fund shares redeemed ........................................................................  $   3,844
    Accrued fees to affiliates ..................................................................        224
    Other accrued expenses ......................................................................         27
                                                                                                   ---------

       Total liabilities ...................................................................................      4,095
                                                                                                              ---------

Net Assets .................................................................................................  $ 457,084
                                                                                                              =========

Net Assets Consist of:
Undistributed net investment income ........................................................................  $     168
Accumulated net realized gain (loss) .......................................................................    (18,035)
Unrealized appreciation (depreciation) on investments ......................................................     (7,050)
Shares of beneficial interest ..............................................................................        253
Additional paid-in capital .................................................................................    481,748
                                                                                                              ---------

Net Assets .................................................................................................  $ 457,084
                                                                                                              =========

Net Asset Value, offering and redemption price per share:
    Class C ($800,598 divided by 44,158 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $   18.13
                                                                                                              =========
    Class E ($8,693,112 divided by 480,760 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $   18.08
                                                                                                              =========
    Class S ($447,589,936 divided by 24,818,524 shares of $.01 par value
       shares of beneficial interest outstanding) ..........................................................  $   18.03
                                                                                                              =========

See accompanying notes which are an integral part of the financial statements.


125 Short Term Bond Fund

Short Term Bond Fond

Statement of Operations

Amounts in thousands                                                                     Year Ended December 31, 1999

Investment Income
    Interest ..............................................................................................  $ 26,239
    Dividends from Money Market Fund ......................................................................     1,092
                                                                                                             --------

       Total investment income ............................................................................    27,331

Expenses
    Advisory fees ................................................................................  $  2,041
    Administrative fees ..........................................................................       229
    Custodian fees ...............................................................................       334
    Distribution fees - Class C ..................................................................         4
    Transfer agent fees ..........................................................................       607
    Professional fees ............................................................................        10
    Registration fees ............................................................................       159
    Shareholder servicing fees - Class C .........................................................         1
    Shareholder servicing fees - Class E .........................................................        15
    Trustees' fees ...............................................................................        12
    Miscellaneous ................................................................................         3
                                                                                                    --------

       Total expenses .....................................................................................     3,415
                                                                                                             --------

Net investment income .....................................................................................    23,916
                                                                                                             --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ...................................................................    (2,426)
Net change in unrealized appreciation (depreciation) on investments .......................................    (7,220)
                                                                                                             --------

Net realized and unrealized gain (loss) ...................................................................    (9,646)
                                                                                                             --------

Net increase (decrease) in net assets from operations .....................................................  $ 14,270
                                                                                                             ========

  See accompanying notes which are an integral part of the financial statements.


                                                        Short Term Bond Fund 126

Short Term Bond Fond

Statement of Changes in Net Assets

Amounts in thousands                                                                              Years Ended December 31,

                                                                                                1999                  1998
                                                                                              ---------            ---------

Increase (Decrease) in Net Assets

Operations
    Net investment income ................................................................    $  23,916            $  13,185
    Net realized gain (loss) .............................................................       (2,426)               1,126
    Net change in unrealized appreciation (depreciation) .................................       (7,220)                 355
                                                                                              ---------            ---------

       Net increase (decrease) in net assets from operations .............................       14,270               14,666
                                                                                              ---------            ---------

Distributions
    From net investment income
       Class C ...........................................................................          (24)                  --
       Class E ...........................................................................         (303)                  --
       Class S ...........................................................................      (24,023)             (13,149)
                                                                                              ---------            ---------

           Net decrease in net assets from distributions .................................      (24,350)             (13,149)
                                                                                              ---------            ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions ........................      206,625               29,552
                                                                                              ---------            ---------

Total net increase (decrease) in net assets ..............................................      196,545               31,069

Net Assets
    Beginning of period ..................................................................      260,539              229,470
                                                                                              ---------            ---------
    End of period (including undistributed net investment income of
       $168 and $621, respectively) ......................................................    $ 457,084            $ 260,539
                                                                                              =========            =========

See accompanying notes which are an integral part of the financial statements.


127 Short Term Bond Fund

Short Term Bond Fond

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------

Net Asset Value, Beginning of Period ...............................    $ 18.36
                                                                        -------

Income From Operations
    Net investment income (a) ......................................        .68
    Net realized and unrealized gain (loss) ........................       (.31)
                                                                        -------

       Total income from operations ................................        .37
                                                                        -------

Distributions
    From net investment income .....................................       (.60)
                                                                        -------

Net Asset Value, End of Period .....................................    $ 18.13
                                                                        =======

Total Return (%)(b) ................................................       2.02

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .......................        801

    Ratios to average net assets (%)(c):
       Operating expenses ..........................................       1.72
       Net investment income .......................................       4.41

    Portfolio turnover rate (%) ....................................     177.08

*     For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                        Short Term Bond Fund 128

Short Term Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                        -------
Net Asset Value, Beginning of Period .............................    $   18.51
                                                                      ---------

Income From Operations
    Net investment income (a) ....................................          .80
    Net realized and unrealized gain (loss) ......................         (.34)
                                                                      ---------

       Total income from operations ..............................          .46
                                                                      ---------

Distributions
    From net investment income ...................................         (.89)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   18.08
                                                                      =========

Total Return (%)(b) ..............................................         2.53

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) .....................        8,693

    Ratios to average net assets (%)(c):
       Operating expenses ........................................          .97
       Net investment income .....................................         5.05

    Portfolio turnover rate (%) ..................................       177.08

*     For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


129 Short Term Bond Fund

Short Term Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     Years Ended December 31,
                                                            -----------------------------------------------------------------------
                                                                1999          1998            1997          1996           1995
                                                            -----------    -----------    -----------    -----------    -----------

Net Asset Value, Beginning of Period ....................   $     18.46    $     18.35    $     18.36    $     18.55    $     17.98
                                                            -----------    -----------    -----------    -----------    -----------

Income From Operations
    Net investment income (a) ...........................           .90            .99           1.08           1.04           1.16
    Net realized and unrealized gain (loss) .............          (.36)           .11             --           (.19)           .59
                                                            -----------    -----------    -----------    -----------    -----------

       Total income from operations .....................           .54           1.10           1.08            .85           1.75
                                                            -----------    -----------    -----------    -----------    -----------

Distributions
    From net investment income ..........................          (.97)          (.99)         (1.09)         (1.04)         (1.18)
                                                            -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period ..........................   $     18.03    $     18.46    $     18.35    $     18.36    $     18.55
                                                            ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) .....................................          3.03           6.09           6.02           4.76           9.95

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ............       447,590        260,539        229,470        222,983        183,577

    Ratios to average net assets (%)(b):
       Operating expenses ...............................           .74            .66            .66            .70            .58
       Net investment income ............................          5.22           5.37           5.70           5.70           6.41

    Portfolio turnover rate (%) .........................        177.08         129.85         213.14         264.40         269.31

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                        Short Term Bond Fund 130

Diversified Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

Invests in: Fixed-income securities.

Strategy: The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.

 [The following table was depicted as a mountain chart in the printed material.]

                         Growth of a $10,000 Investment

                      Diversified
                         Bond-             LB               Lipper(R)
     Dates              Class S        Aggregate**       Intermediate++
        --              $10,000          $10,000             $10,000
      1990              $10,758          $10,896             $10,708
      1991              $12,404          $12,640             $12,334
      1992              $13,218          $13,575             $13,165
      1993              $14,541          $14,596             $14,416
      1994              $14,069          $14,464             $13,935
      1995              $16,567          $17,136             $16,246
      1996              $17,134          $17,758             $16,762
      1997              $18,692          $19,473             $18,177
      1998              $20,205          $21,164             $19,528
      1999              $19,950          $20,991             $19,278
--------------------------------------------------------------------------------
    Total              $167,536         $172,996            $164,550
================================================================================

                        Yearly periods ended December 31

Diversified Bond Fund - Class S

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $9,874               (1.26)%
5 Years                       $14,180                7.23%ss.
10 Years                      $19,950                7.15%ss.

Diversified Bond Fund - Class E++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $9,849               (1.51)%
5 Years                       $13,974                6.92%ss.
10 Years                      $19,660                6.99%ss.

Diversified Bond Fund - Class C++++++

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $9,786               (2.14)%
5 Years                       $13,885                6.78%ss.
10 Years                      $19,534                6.92%ss.

Lehman Brothers Aggregate Bond Index

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                         $9,918               (0.82)%
5 Years                       $14,512                7.73%ss.
10 Years                      $20,991                7.70%ss.

Lipper(R) Intermediate Investment Grade Debt Funds Benchmark

Periods Ended 12/31/99    Growth of $10,000        Total Return
----------------------    -----------------        ------------
1 Year                        $9,872                (1.28)%
5 Years                       $13,834                6.71%ss.
10 Years                      $19,278                6.78%ss.


131 Diversified Bond Fund

Diversified Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Diversified Bond Fund Class S, Class E and Class C shares reflected losses of 1.26%, 1.51% and 2.14%, respectively, as compared to the Lehman Brothers Aggregate Bond Index, which fell 0.82%. The year proved challenging for the Fund's managers as spread widening, yield curve strategies, and duration strategies all negatively impacted Fund results at different times during the year. Spread sector holdings helped dampen market weakness in the latter half of the year as favorable economic trends supported narrowing credit spreads. Higher yields on these sectors helped offset some of the impact of the impact of rising interest rates.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market during the year, with the 30-year US treasury bond losing nearly 15% for the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better as the post-emerging markets crisis spread widening reversed.

The Fund's emphasis on spread sector holdings was a source of returns for the year, however, results attributable to other decisions were generally mixed. High-grade corporates and mortgage-backed securities were overweighted relative to the Lehman Brothers Aggregate Bond Index and were a net positive contributor for the year. Duration strategies helped mitigate market weakness, but detracted during the third quarter. Security selection helped, while yield curve strategies were only a slight negative. In a difficult market, all three managers were limited in their effectiveness.

Top Ten Issuers
(as a percent of Total Investments)                           December 31, 1999

Federal National Mortgage Association                               17.6%
United States Treasury                                              13.3
Government National Mortgage Association                            12.1
Federal Home Loan Mortgage Corp.                                    10.5
Federal Home Loan Bank                                               3.7
General Motors Acceptance Corp.                                      1.2
DLJ Mortgage Acceptance Corp.                                        0.8
Ford Motor Credit Corp.                                              0.8
Tennessee Valley Authority                                           0.7
ICI Wilmington, Inc.                                                 0.6

Portfolio Characteristics
                                                               December 31, 1999

Weighted Average Quality Diversification                                  AAA
Weighted Average Years-to-Maturity                                  8.1 Years
Weighted Average Duration                                           4.8 Years
Current Yield (SEC 30-day standardized)
  Class S                                                                6.6%
  Class E                                                                6.2%
  Class C                                                                5.6%
Number of Issues                                                         1078
Number of Issuers                                                         684

Money Managers                                            Styles

Lincoln Capital Management Co.                      Enhanced Core
Pacific Investment Management Co.                   Broad Market- Sector
                                                       Rotation
Standish, Ayer & Wood, Inc.                         Broad Market- Sector
                                                       Rotation

*          Diversified Bond Fund Class S assumes initial investment on January
           1, 1990.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Lipper(R) Intermediate (5-10 Yr.) Investment Grade Debt Funds Benchmark total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Diversified Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Diversified Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.        Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Diversified Bond Fund 132

Diversified Bond Fund

Statement of Net Assets

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Long-Term Investments - 100.2%
Asset-Backed Securities - 8.5%
ANRC Automobile Owner Trust
    Series 1999-A Class A4
     6.940% due 04/17/06                                3,075            3,059
Arcadia Automobile Receivables Trust
    Series 1998-B Class A3
     5.950% due 11/15/02                                  610              607
BankAmerica Manufactured Housing Contract
    Series 1997-1 Class A4
     6.200% due 06/10/10 (c)                              707              704
Bombardier Capital Mortgage Securitization
    Series 1999-B Class A3
     7.180% due 12/15/15                                1,050            1,045
Boston Edison Co.
    Series 1999-1 Class A3
     6.620% due 03/15/07 (c)                              500              481
California Infrastructure PG&E-1
    Series 1997-1 Class A7
     6.420% due 09/25/08                                  410              397
California Infrastructure SDG&E
     6.310% due 09/25/08                                2,230            2,161
Carco Auto Loan Master Trust
    Series 1994-4 Class A
     6.430% due 11/15/04                                1,580            1,565
Centex Home Equity
    Series 1999-2 Class A3
     6.260% due 07/25/25                                1,120            1,091
Charter Financial, Inc.
    Series 1999-1 Class A4
     7.070% due 01/25/06                                1,890            1,889
Chase Credit Card Master Trust
    Series 1999-3 Class B
     6.950% due 01/15/07                                  975              965
Citibank Credit Card Master Trust I
    Series 1997-3 Class A
     6.839% due 02/10/04 (c)                              980              972
Conseco Finance
    Series 1999-F Class A2
     6.720% due 10/15/30                                  855              849
First Omni Credit Card Master Trust
    Series 1996-A Class A
     6.650% due 09/15/03                                1,290            1,286
Fleetwood Credit Corporation Grantor Trust
    Series 1997-B Class A
     6.400% due 05/15/13 (c)                            1,966            1,952
Ford Credit Automobile Owner Trust
    Series 1999-D Class A5
     6.520% due 09/15/03                                1,785            1,767
GE Capital Mortgage Services, Inc.
    Series 1999-HE1 Class A4
     6.185% due 01/25/23                                  585              567
    Series 1999-HE1 Class A7
     6.265% due 04/25/29                                1,250            1,181
Green Tree Home Improvement Loan Trust
    Series 1998-D Class HEA5
     6.320% due 08/15/29                                1,360            1,313
    Series 1998-D Class HIA2
     5.940% due 06/15/29                                  207              207
    Series 1998-E Class HIA1
     5.907% due 08/15/07                                  463              461
Green Tree Lease Finance
    Series 1998-1 Class A4
     5.740% due 01/20/04                                  540              526
Green Tree Recreational, Equipment &
    Consumer Loan Trust
    Series 1998-A Class A1C
     6.180% due 06/15/19                                  305              300
    Series 1998-C Class A4
     6.170% due 02/15/11                                  400              395
Heller Equipment Asset Receivables Trust
    Series 1999-1 Class A3
     5.500% due 07/13/03                                2,115            2,078
    Series 1999-2 Class A3
     6.650% due 03/14/04                                1,500            1,491
Ikon Receivables, L.L.C.
    Series 1999-1 Class A3
     5.990% due 05/15/05                                2,580            2,547
Indymac Home Equity Loan Trust Step Up Bond
    Series 1998-A Class AF4
     6.310% due 10/25/29 (c)                              855              821
MBNA Master Credit Card Trust
    Series 1999-G Class B
     6.600% due 12/15/06                                1,500            1,461
Metris Master Trust
    Series 1997-1 Class A
     6.870% due 10/20/05                                2,695            2,698
MMCA Auto Owner Trust
    Series 1999-2 Class A3
     7.000% due 05/15/04                                2,065            2,072
NationsBank Credit Card Master Trust
    Series 1993-2 Class A
     6.000% due 12/15/05                                  460              444


133 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Onyx Acceptance Grantor Trust
    Series 1998-C Class A2
     5.550% due 09/15/01                                  457              457
PacificAmerica Home Equity Loan
    Step Up Bond
    Series 1998-2 Class AF
     6.590% due 09/15/27 (c)                            1,175            1,154
Peco Energy Transition Trust
    Series 1999-A Class A4
     5.800% due 03/01/07                                1,600            1,518
Preferred Credit Corp.
    Series 1997-1 Class A6
     7.590% due 07/25/26                                  850              851
Premier Auto Trust
    Series 1998-5 Class A4
     5.190% due 04/08/03                                1,455            1,408
    Series 1999-3 Class A4
     6.430% due 03/08/04                                  890              877
Provident Bank Home Equity Loan Trust
    Series 1998-4 Class A2
     5.970% due 11/25/13                                1,095            1,080
    Series 1998-4 Class A4
     6.170% due 04/25/22                                1,070            1,036
Residential Funding Mortgage Securities II, Inc.
    Series 1999-HI6 Class AI3
     7.340% due 07/25/12                                1,330            1,324
    Series 1999-HI1 Class A3
     6.310% due 09/25/29                                  835              819
Saxon Asset Securities Trust
    Series 1999-3 Class AF3
     7.205% due 01/25/19                                  835              830
    Series 1998-4 Class AF3
     6.265% due 07/25/23                                1,290            1,263
Sears Credit Account Master Trust
    Series 1999-2 Class A
     6.350% due 02/15/07                                3,645            3,585
Sears Credit Account Master Trust II
    Series 1996-4 Class A
     6.450% due 10/16/06                                1,180            1,168
Student Loan Marketing Association
    Series 1996-3 Class A1
     5.354% due 10/25/04 (c)                            1,248            1,241
Team Fleet Financing Corp.
    Series 1997-1 Class A
     7.350% due 05/15/03                                1,800            1,782
The Money Store Home Equity Loan Trust
    Series 1998-A Class AF5
     6.370% due 12/15/23                                1,170            1,152
UCFC Home Equity Loan
    Series 1996-B1 Class A4
     7.525% due 12/15/17                                  454              454
USAA Auto Loan Grantor Trust
    Series 1998-1 Class A
     5.800% due 01/15/05                                1,445            1,437
Vanderbilt Mortgage & Finance, Inc.
    Series 1999-A Class 1A3
     6.080% due 12/07/15                                  690              648
    Series 1999-B Class 1A3
     6.280% due 03/07/13                                  905              875
    Series 1999-D Class IA2
     6.815% due 08/07/12                                  505              498
World Omni Automobile Lease Securitization Trust
    Series 1997-A Class B
     7.300% due 06/25/03 (c)                              732              731
                                                                      --------
                                                                        65,540
                                                                      --------

Bankers Acceptance Notes - 0.1%
Mellon Bank, NA
     7.625% due 09/15/07                                  355              357
Signet Bank
     7.800% due 09/15/06                                  255              257
                                                                      --------
                                                                           614
                                                                      --------

Corporate Bonds and Notes - 21.0%
Ahold Finance USA, Inc.
     6.250% due 05/01/09                                2,135            1,913
Air Products & Chemicals, Inc
     8.750% due 04/15/21                                  250              256
Allegiance Corp.
     7.000% due 10/15/26                                  130              126
America West Airlines
    Series A
     6.850% due 07/02/09                                  459              428
American Financial Group, Inc.
     7.125% due 04/15/09                                1,275            1,142
American General Corp.
     7.125% due 02/15/04                                  340              334
American Health Properties, Inc.
     7.050% due 01/15/02                                  550              532
Archer Daniels Co.
     8.375% due 04/15/17                                  665              699
ARG Funding Corp.
    Series 1999-1A Class A3
     6.020% due 05/20/05 (c)                            1,225            1,160
Aristar, Inc.
     6.000% due 05/15/02                                1,635            1,585


                                                       Diversified Bond Fund 134

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Associates Corp. of North America
     6.500% due 10/15/02                                  450              444
     5.750% due 11/01/03                                3,000            2,861
     5.500% due 02/15/04                                  875              821
    Series H
     7.090% due 04/11/03 (MTN)                            400              400
AT&T Corp.
     8.625% due 12/01/31                                  220              220
Atlantic Richfield Co.
     9.125% due 08/01/31                                  550              645
Avco Financial Services, Inc.
     6.000% due 08/15/02                                  800              779
Baltimore Gas & Electric Co.
     7.250% due 07/01/02                                  500              504
     6.500% due 02/15/03                                  840              829
Bank of New York, Inc.
     7.875% due 11/15/02                                  350              357
Bank One Corp.
     6.875% due 08/01/06                                  800              775
BankAmerica Corp.
     6.850% due 03/01/03                                  425              419
     6.875% due 06/01/03                                  260              257
    Series H
     5.750% due 03/01/04 (MTN)                            400              379
BankBoston Corp.
     6.125% due 03/15/02 (MTN)                            250              245
Barnett Bank, Inc.
     6.900% due 09/01/05                                  405              394
Baxter International, Inc.
     6.630% due 02/15/28                                  825              700
Bear Stearns Co., Inc.
     6.661% due 02/16/01 (MTN)(c)                       2,000            2,001
    Series B
     6.396% due 05/16/03 (MTN)(c)                         500              499
Bell Telephone Co. of Pennsylvania
     8.350% due 12/15/30                                  355              384
BellSouth Telecommunications, Inc.
     7.000% due 12/01/95                                  385              341
Beneficial Corp.
     8.400% due 05/15/08                                1,235            1,264
Boeing Co.
     8.750% due 08/15/21                                  550              606
Burlington Northern Santa Fe
     7.082% due 05/13/29 (c)                            1,200            1,114
Camden Property Trust
     7.000% due 04/15/04                                  600              579
Campbell Soup Co.
     8.875% due 05/01/21                                  420              469
Carolina Power & Light Co.
     6.875% due 08/15/23                                  410              363
Case Corp.
     7.250% due 08/01/05                                  330              313
     7.250% due 01/15/16                                  295              273
Caterpillar Financial Services Corp.
     9.500% due 02/06/07 (MTN)                            420              466
    Series 2
     6.154% due 02/12/01 (c)                            4,000            4,001
Caterpillar, Inc.
     8.000% due 02/15/23                                  200              204
Central Fidelity Banks, Inc.
     8.150% due 11/15/02                                  170              174
Central Power & Light Co.
    Series FF
     6.875% due 02/01/03                                  600              594
Champion International Corp.
     6.400% due 02/15/26                                  460              430
Chase Manhattan Corp.
    Series C
     6.750% due 12/01/04 (MTN)                            700              711
Chase Manhattan Corp.
     6.500% due 08/01/05                                  300              287
Chesapeake & Potomac Telephone Co.
     8.375% due 10/01/29                                  230              239
Chrysler Financial Corp.
     6.492% due 06/11/01 (MTN)(c)                       2,000            1,998
Cincinnati Gas & Electric Co.
     7.200% due 10/01/23                                  410              361
CIT Group, Inc.
     6.150% due 12/15/02 (MTN)                            500              486
     5.625% due 10/15/03                                1,920            1,814
Citicorp
     6.227% due 05/24/01 (MTN) (c)                      2,000            2,000
     9.500% due 02/01/02                                  120              126
     7.125% due 06/01/03                                  390              389
Citigroup, Inc.
     6.875% due 02/15/98                                  790              659
City National Bank
     6.375% due 01/15/08                                  600              537
Coca Cola Enterprises, Inc.
     7.000% due 10/01/26                                  675              663
     6.750% due 01/15/38                                  250              216
Comcast Cable Communications
     8.375% due 05/01/07                                  850              882
Comerica Bank
     7.250% due 06/15/07                                  700              683
     6.000% due 10/01/08                                  400              358
Commercial Credit Group, Inc.
     7.875% due 07/15/04                                  805              823
     6.500% due 06/01/05                                  540              519
     8.700% due 06/15/10                                  380              408


135 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Commonwealth Edison Co.
    Series 85
     7.375% due 09/15/02                                  945              952
Conagra, Inc.
     8.100% due 05/20/02 (MTN)                            300              307
Conoco, Inc.
     6.950% due 04/15/29                                  620              559
Cooper Tire & Rubber Co.
     7.125% due 12/16/02                                1,075            1,063
Countrywide Home Loan
    Series H
     6.250% due 04/15/09 (MTN)                            500              451
Cox Communications, Inc.
     6.500% due 11/15/02                                  550              535
     7.500% due 08/15/04                                1,200            1,206
     6.690% due 09/20/04 (MTN)                            400              390
CSX Corp.
     7.250% due 05/01/04                                  750              745
     7.900% due 05/01/17                                  400              396
CVS Corp.
     5.500% due 02/15/04                                  300              280
Daimler Chrysler North America Holding
     6.900% due 09/01/04                                1,625            1,608
DaimlerChrysler AG
     7.450% due 03/01/27                                  800              775
Delta Air Lines, Inc.
    Series C
     6.650% due 03/15/04 (MTN)                          1,130            1,082
Dillards Inc.
     6.430% due 08/01/04                                1,025              955
Duke Capital Corp.
     7.250% due 10/01/04                                  900              881
Duke Energy Corp.
     7.000% due 07/01/33                                  395              339
Duke Weeks Realty, L.P.
     7.750% due 11/15/09                                  635              616
Eastman Chemical Co.
     7.250% due 01/15/24                                  300              270
Electronic Data Systems Corp.
     7.450% due 10/15/29                                  450              436
EOP Operating, L.P.
     6.500% due 01/15/04                                  685              653
Federal Express Corp.
     7.600% due 07/01/97                                  300              259
Fifth Third Capital Trust I
    Series A
     8.136% due 03/15/27                                  315              292
Finova Capital Corp.
     7.250% due 11/08/04                                1,520            1,499
First Bank Systems, Inc.
     8.000% due 07/02/04                                  700              712
First Chicago Corp.
     6.170% due 11/14/01 (MTN) (c)                      3,000            2,983
First Interstate Bancorp
     9.375% due 01/23/02 (MTN)                            135              141
First Union Corp.
     6.875% due 09/15/05                                  400              389
     7.500% due 07/15/06                                  425              424
First Union Institutional Capital Trust I
     8.040% due 12/01/26                                  225              210
First Union National Bank
     7.125% due 10/15/06 (MTN)                            500              491
Firstar Bank North America
     7.125% due 12/01/09                                  950              920
Fleet Financial Group, Inc.
     6.875% due 03/01/03                                  300              295
     8.125% due 07/01/04                                  595              609
Ford Motor Credit Co.
     7.750% due 11/15/02                                2,000            2,033
     7.500% due 06/15/04                                  300              303
     6.700% due 07/16/04                                4,000            3,915
     6.750% due 05/15/05                                  350              341
Fort James Corp.
     6.625% due 09/15/04                                  895              863
     6.875% due 09/15/07                                  375              356
Fortune Brands, Inc.
     7.875% due 01/15/23                                  380              369
General Electric Capital Corp.
     8.300% due 09/20/09                                  235              250
    Series A
     6.650% due 09/03/02 (MTN)                            795              789
     6.267% due 07/23/03 (MTN)                          1,225            1,194
General Motors Acceptance Corp.
     5.480% due 12/16/02 (MTN)                          2,535            2,428
     6.750% due 03/15/03                                4,000            3,957
Grand Metropolitan Investment Corp.
     7.450% due 04/15/35                                  300              307
Great Lakes Chemical Corp.
     7.000% due 07/15/09                                1,225            1,169
GTE California, Inc.
     6.750% due 05/15/27                                  550              489
Harrahs Operating Co., Inc.
     7.500% due 01/15/09                                  515              481
Heller Financial, Inc.
     7.000% due 05/15/02                                  890              887
Hertz Corp.
     7.625% due 08/01/02                                  550              557
     9.000% due 11/01/09                                  230              251


                                                       Diversified Bond Fund 136

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Household Finance Corp.
     6.125% due 07/15/02 (MTN)                            325              316
     7.200% due 07/15/06                                  370              364
ICI Wilmington, Inc.
     9.500% due 11/15/00                                5,000            5,097
Illinois Power
     7.500% due 06/15/09                                1,300            1,262
International Business Machines Corp.
     7.125% due 12/01/96                                  780              708
ITT Financial Corp.
     7.400% due 11/15/25                                  955              860
JPM Capital Trust I
     7.540% due 01/15/27                                  225              201
KeyCorp
     8.000% due 07/01/04                                  150              153
     7.500% due 06/15/06                                  750              747
Knight-Ridder, Inc.
     6.875% due 03/15/29                                  900              789
Kroger Co.
     6.800% due 12/15/18                                  600              520
Liberty Mutual Insurance Co.
     7.697% due 10/15/97                                1,650            1,381
Lincoln National Corp.
     7.250% due 05/15/05                                  450              441
     6.500% due 03/15/08                                  200              183
     7.000% due 03/15/18                                  450              407
Loral Corp.
     7.000% due 09/15/23                                  675              570
Lowes Cos., Inc.
     6.875% due 02/15/28                                  680              599
Manufacturers & Traders Trust Co.
     7.000% due 07/01/05                                  435              413
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/04                                  475              460
Mattel, Inc.
     6.000% due 07/15/03                                  500              472
May Department Stores Co.
     6.875% due 11/01/05                                  480              472
MCI WorldCom, Inc.
     6.400% due 08/15/05                                1,150            1,102
     6.950% due 08/15/28                                  500              454
Mercantile Bancorp.
     7.050% due 06/15/04                                  825              811
Merck & Co., Inc.
     6.400% due 03/01/28                                  325              286
    Series B
     5.760% due 05/03/37 (MTN)                          1,200            1,198
Merrill Lynch & Co., Inc.
     6.000% due 02/12/03                                  800              775
Mirage Resorts, Inc.
     6.625% due 02/01/05                                  955              873
Morgan (J.P.) & Co., Inc.
     5.750% due 02/25/04                                  200              189
Nabisco, Inc.
     6.375% due 02/01/35                                  850              789
Natexix Ambs Co., LLC
    Series A
     8.440% due 12/29/49 (g)                              150              141
Nationsbank Corp.
     7.750% due 08/15/04                                  450              458
New England Telephone & Telegraph Co.
     7.875% due 11/15/29                                  235              239
News America Holdings, Inc.
     8.875% due 04/26/23                                  500              527
     7.750% due 01/20/24                                  450              422
Norfolk Southern Corp.
     6.950% due 05/01/02                                  750              747
Northern Trust Corp.
     7.100% due 08/01/09                                  490              475
Northwestern Bell Telephone Co.
     7.750% due 05/01/30                                  630              599
Norwest Corp.
    Series H
     6.750% due 06/15/07 (MTN)                            300              286
Norwest Financial, Inc.
     6.250% due 11/01/02                                  525              514
     6.375% due 11/15/03                                  575              560
     6.000% due 02/01/04                                  600              574
     6.750% due 06/01/05                                  200              194
NYNEX Capital Funding Co.
     8.750% due 12/01/04 (MTN)                            450              475
NYNEX Corp.
     9.550% due 05/01/10                                  322              350
Panamsat Corp.
     6.125% due 01/15/05                                  600              532
Park Place Entertainment
     8.500% due 11/15/06                                  700              693
Philadelphia Electric Co.
     7.125% due 09/01/02                                  550              551
Philip Morris Cos., Inc.
     6.950% due 06/01/06                                  295              291
     7.200% due 02/01/07                                1,000              936
     7.650% due 07/01/08                                  310              296
Pitney Bowes Credit Corp.
     8.550% due 09/15/09                                  460              495
PNC Funding Corp.
     6.875% due 07/15/07                                  800              762
Praxair, Inc.
     6.850% due 06/15/05                                  700              676


137 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Procter & Gamble Co.
    Series A
     9.360% due 01/01/21                                   90              104
Prologis Trust
     6.700% due 04/15/04                                  650              620
Provident Cos., Inc.
     6.375% due 07/15/05                                1,000              933
Ralston Purina Co.
     7.875% due 06/15/25                                  615              569
Raytheon Co.
     6.300% due 03/15/05                                  880              830
Safeway, Inc.
     7.000% due 09/15/02                                  650              647
     6.050% due 11/15/03                                  440              419
     7.250% due 09/15/04                                  575              569
Sears Roebuck Acceptance Corp.
     7.000% due 06/15/07                                  245              231
     6.750% due 01/15/28                                  800              652
Security Capital Group, Inc.
     6.950% due 06/15/05                                  600              549
Shopping Center Associates
     6.750% due 01/15/04                                  750              714
Simon Property Group, Inc.
     6.750% due 02/09/04                                1,000              949
Societe Generale
     7.850% due 04/29/49 (g)                              625              603
Spieker Properties, L.P.
     8.000% due 07/19/05 (MTN)                            700              700
Sprint Capital Corp.
     6.125% due 11/15/08                                1,150            1,043
     6.900% due 05/01/19                                  900              819
SunTrust Banks, Inc.
     7.375% due 07/01/02                                  700              704
     6.250% due 06/01/08                                  150              138
TCI Communications, Inc.
     6.375% due 05/01/03                                  625              612
Texaco Capital, Inc.
     9.750% due 03/15/20                                  440              527
     8.875% due 09/01/21                                  220              246
Time Warner, Inc.
     7.975% due 08/15/04                                  300              304
     7.750% due 06/15/05                                  400              404
     8.110% due 08/15/06                                  600              618
     8.180% due 08/15/07                                  600              617
     6.875% due 06/15/18                                  950              852
Times Mirror Co.
     7.450% due 10/15/09                                  350              348
Transamerica Finance Corp.
     7.250% due 08/15/02                                1,000              998
TRW, Inc.
     7.125% due 06/01/09                                1,200            1,148
Union Carbide Corp.
     7.875% due 04/01/23                                  590              589
Union Oil Co.
     9.400% due 02/15/11 (MTN)                            470              522
Union Pacific Corp.
     7.600% due 05/01/05                                  570              572
Union Pacific Railroad Trust Pass-thru
    Certificate
    Series 1996-A2
     7.060% due 05/15/03                                  500              496
Union Planters Bank
     6.500% due 03/15/18                                  670              592
United Technologies Corp.
     8.750% due 03/01/21                                  380              418
US Bank National Association Minnesota
     6.572% due 12/19/01 (c)                            2,000            2,012
     5.625% due 11/30/05                                1,500            1,372
US West Communications, Inc.
     7.200% due 11/10/26                                  500              437
USX Marathon Group
     8.500% due 03/01/23                                  800              831
Virginia Electric & Power Co.
     8.750% due 04/01/21                                  200              199
Wachovia Corp.
     6.800% due 06/01/05                                  305              297
Wal-Mart Stores, Inc.
     7.500% due 05/15/04                                  300              306
    Series 1994-B3
     8.800% due 12/30/14                                  315              341
Waste Management, Inc.
     6.375% due 12/01/03                                  325              293
Wells Fargo & Co.
     6.625% due 07/15/04                                  600              586
     6.875% due 04/01/06                                  500              487
Wellsford Residential Property Trust
     9.375% due 02/01/02                                  750              774
Westdeutsche Landesbank NY
     6.050% due 01/15/09                                3,000            2,675
Westvaco Corp.
     9.750% due 06/15/20                                  115              135
Willamette Industries, Inc.
     7.850% due 07/01/26                                  520              515
Wilmington Trust
     10.370% due 01/02/07                               1,484            1,637
Wisconsin Central Transportation Corp.
     6.625% due 04/15/08                                  850              779
World Financial Properties Tower
    Series 1996 WBF-B
     6.910% due 09/01/13                                1,129            1,057
                                                                      --------
                                                                       163,174
                                                                      --------


                                                       Diversified Bond Fund 138

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Eurodollar Bonds - 1.8%
Australian Gas Light Co.
     6.400% due 04/15/08                                1,000              907
Banco de Latinoamerica de Exportaciones SA
     6.500% due 04/02/01                                1,225            1,219
Korea Development Bank
     7.125% due 09/17/01                                2,000            1,985
Merita Bank, Ltd.
     7.150% due 12/29/49 (g)                              250              242
     7.500% due 12/29/49 (g)                              850              807
Nationsbank Corp.
     6.271% due 06/17/02 (MTN)(c)                       3,000            2,994
Ontario, Province of
     5.500% due 10/01/08                                2,000            1,772
Poland, Government of
     3.000% due 10/27/24 (c)                            1,000              618
Sanwa Finance Aruba AEC
     8.350% due 07/15/09                                2,000            2,007
Tyco International Group SA
     6.875% due 09/05/02                                1,200            1,184
                                                                      --------
                                                                        13,735
                                                                      --------

Mortgage-Backed Securities - 40.3%
ACLC Franchise Loan Receivables
    1997 Pass-thru Class A1
     7.120% due 03/15/12                                  753              733
American Southwest Financial Corp.
    Series G Class G-4
     12.250% due 11/01/14                                 129              133
Capital Equipment Receivables Trust
    Series 1996-1 Class A4
     6.280% due 06/15/00                                  144              144
Chase Commercial Mortgage Securities Corp.
    Series 1997-1 Class E
     7.370% due 12/19/07 (c)                            1,475            1,338
Chase Mortgage Finance Corp. Series 1998-S4
    Class A4
     6.550% due 08/25/28                                2,000            1,936
Collateralized Mortgage Obligation Trust 56
    Class B CMO
     9.985% due 12/01/18                                  128              134
Credit Suisse First Boston Mortgage
    Securities Corp.
    Series 1999-C1 Class A2
     7.290% due 09/15/09                                1,285            1,262
DLJ Commercial Mortgage Corp.
    Series 1998-CF2 Class A1A
     5.880% due 11/12/31                                  903              852
    Series 1999-CG1 Class A1A
     6.080% due 07/10/08 (c)                            1,237            1,177
DLJ Mortgage Acceptance Corp.
    Series 1993 Class A-2 CMO
     7.650% due 09/18/03                                2,500            2,506
    Series 1996-CF1 Class A1B
     7.580% due 02/12/06                                2,000            2,024
    Series 1999-CG3 Class A1B
     7.340% due 09/10/09                                  400              396
Federal Home Loan Mortgage Corp.
     5.500% due 2006                                    3,808            3,594
     6.500% due 2029                                      490              462
    Series 2006 Class B
     6.500% due 2023                                    4,546            4,482
Federal Home Loan Mortgage Corp. (b)
     6.000% 15 Year TBA                                 3,010            2,858
     6.500% 30 Year Gold TBA                            7,200            6,788
     7.500% 30 Year TBA                                 1,630            1,613
     8.000% 30 Year TBA                                 1,855            1,873
Federal Home Loan Mortgage Corp.
    Participation Certificate
     7.500% due 2001                                       82               83
     7.000% due 2002                                       37               38
     6.500% due 2003                                       69               68
     7.000% due 2003                                      189              191
     6.750% due 2007                                      230              225
     7.500% due 2007                                      413              416
     7.000% due 2008                                      331              329
     8.000% due 2008                                       59               60
     8.500% due 2008                                       69               70
     6.500% due 2009                                    1,194            1,169
     7.500% due 2009                                    1,093            1,102
     7.500% due 2009 (c)                                   72               73
     8.000% due 2009                                      123              125
     6.500% due 2010                                       78               76
     7.000% due 2010                                      271              270
     7.500% due 2010                                       26               26
     8.000% due 2010                                       20               21
     6.000% due 2011                                    3,348            3,199
     7.000% due 2011                                       81               81
     7.500% due 2011                                      201              202
     8.000% due 2011                                      247              251
     6.000% due 2012                                       67               63
     7.500% due 2012                                      390              393
     8.000% due 2012                                      156              159
     5.500% due 2014                                    3,606            3,346
     6.500% due 2014                                      762              739
     7.000% due 2014                                      483              478
     12.000% due 2014                                      78               85
     12.000% due 2015                                      44               49
     9.000% due 2016                                      375              388
     12.500% due 2016                                      41               46
     8.000% due 2017                                      312              315
     9.000% due 2017                                        2                2


139 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
     9.000% due 2018                                      737              769
     9.000% due 2020                                      356              376
     9.000% due 2022                                      101              105
     6.500% due 2024                                    2,613            2,487
     9.000% due 2024                                      425              442
     6.500% due 2025                                      545              518
     8.500% due 2025                                      402              413
     9.000% due 2025                                      117              122
     9.000% due 2026                                        9               10
     8.500% due 2027                                    1,619            1,663
     6.000% due 2028                                    2,835            2,595
     6.500% due 2028                                    2,777            2,618
     6.000% due 2029                                      855              782
     6.500% due 2029                                    6,662            6,281
Federal Home Loan Mortgage Corp.
    Participation Certificate
    Series 1053 Class G
     7.000% due 03/15/21                                  793              782
Federal National Mortgage Association (b)
     6.500% 15 Year TBA                                 6,160            5,975
     7.000% 15 Year TBA                                   195              193
     6.500% 30 Year TBA                                 3,560            3,354
     7.500% 30 Year TBA                                 9,915            9,803
Federal National Mortgage Association Pools
     7.000% due 2000                                      323              322
     9.500% due 2001                                       18               18
     8.000% due 2002                                      179              180
     9.500% due 2002                                       34               34
     6.000% due 2003                                      276              270
     7.000% due 2003                                      257              257
     7.500% due 2003                                      348              348
     8.000% due 2003                                       67               68
     9.500% due 2003                                       76               79
     6.500% due 2004                                    7,997            7,896
     8.000% due 2004                                       76               77
     9.500% due 2005                                       60               62
     9.500% due 2006                                       58               60
     7.000% due 2007                                       64               64
     7.200% due 2007                                      983              975
     7.280% due 2007                                      655              640
     7.000% due 2008                                      260              257
     7.000% due 2009                                      376              372
     8.000% due 2010                                       21               21
    10.500% due 2010                                       15               16
     7.000% due 2011                                      170              168
     7.500% due 2011                                      100              101
     8.000% due 2011                                       41               42
     6.500% due 2012                                      342              332
     7.000% due 2012                                      834              824
     7.500% due 2012                                       64               65
     8.500% due 2012                                       50               52
     5.500% due 2013                                      250              232
     6.000% due 2013                                    1,270            1,206
     5.500% due 2014                                    1,631            1,514
     6.000% due 2014                                    1,950            1,850
     7.000% due 2014                                    1,670            1,650
     9.000% due 2016                                       13               14
     8.000% due 2017                                      386              391
     9.000% due 2017                                      368              384
     8.000% due 2019                                      209              212
     8.000% due 2020                                       20               21
     7.500% due 2022                                      696              692
     7.000% due 2023                                      198              192
     7.500% due 2023                                       20               20
     6.500% due 2024                                    4,245            4,043
     7.500% due 2024                                      638              633
     8.000% due 2024                                    1,577            1,594
     7.000% due 2025                                      288              280
     7.500% due 2025                                      208              206
     8.500% due 2025                                      144              148
     9.000% due 2025                                    1,773            1,845
     7.500% due 2026                                      131              130
     8.500% due 2026                                      365              374
     9.000% due 2026                                      244              254
     7.500% due 2027                                      376              373
     8.000% due 2027                                    1,278            1,289
     8.500% due 2027                                    1,351            1,387
     6.000% due 2028                                    6,630            6,064
     6.500% due 2028                                    3,294            3,104
     7.500% due 2028                                    1,281            1,268
     8.000% due 2028                                    2,395            2,415
     8.500% due 2028                                      718              737
     6.000% due 2029                                   13,745           12,574
     6.500% due 2029                                   22,976           21,647
     7.000% due 2029                                    5,157            4,986
     8.000% due 2029                                      117              118
Federal National Mortgage
    Association (REMIC)
    Series 1992-10 Class ZD
     8.000% due 11/25/21                                1,925            1,882
Federal National Mortgage Association Aces
     6.250% due 01/25/08                                1,250            1,165
    Series 1999-M4 Class A
     7.354% due 12/25/09                                1,722            1,701
Federal National Mortgage Association
    Interest Only Inverse Floater
    Series 1993-208 Class SA
     0.206% due 02/25/23 (c)(d)                        23,442              198
Federal National Mortgage Association
    Principal Only Strip Zero Coupon due 03/ 01/20         71               56


                                                       Diversified Bond Fund 140

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
First Union Lehman Brothers Commercial
    Mortgage Trust
    Series 1997-C1 Class C
     7.440% due 04/18/07                                  750              734
First Union Lehman Brothers Commercial
    Mortgage Trust Pass-thru Certificates
    Series 1997-C1 Class D
     7.500% due 10/18/08                                  300              285
GMAC Commercial Mortgage Securities, Inc.
    Series 1996-C1 Class A2A
     6.790% due 09/15/03                                  722              716
    Series 1999-C1 Class A1
     5.830% due 05/15/33                                1,779            1,679
    Series 1999-C2 Class A1
     6.570% due 09/15/33                                1,360            1,318
Government National Mortgage Association (b)
     6.000% 30 Year TBA                                 1,200            1,091
     6.500% 30 Year TBA                                 2,000            1,877
     7.000% 30 Year TBA                                 2,175            2,100
     8.000% 30 Year TBA                                 4,230            4,272
Government National Mortgage Association
     6.500% due 2008                                      128              125
     6.500% due 2009                                    1,185            1,157
     7.000% due 2011                                       15               15
     9.000% due 2016                                      886              935
     9.500% due 2016                                       38               40
     8.000% due 2017                                      104              106
     9.000% due 2017                                    1,404            1,481
     9.000% due 2020                                       14               15
    10.500% due 2020                                      161              175
     7.000% due 2022                                      487              474
     8.000% due 2022                                      335              340
     8.500% due 2022                                      191              198
     6.125% due 2023 (c)                                4,088            4,152
     6.375% due 2023 (c)                                2,143            2,178
     7.000% due 2023                                    5,987            5,822
     7.500% due 2023                                    4,993            4,962
     6.375% due 2024 (c)                                  815              821
     7.000% due 2024                                   10,900           10,593
     7.500% due 2024                                      870              864
     7.500% due 2025                                      260              258
     8.000% due 2025                                    1,648            1,667
     9.000% due 2025                                    3,044            3,205
     6.500% due 2026                                      222              209
     7.000% due 2026                                      268              260
     7.000% due 2027                                      394              381
     8.000% due 2027                                       19               20
     6.000% due 2028                                    4,658            4,233
     6.500% due 2028                                    7,355            6,903
     7.000% due 2028                                   11,903           11,494
     8.000% due 2028                                      267              270
     6.000% due 2029                                    2,371            2,157
     6.500% due 2029                                    4,729            4,443
     7.000% due 2029                                    4,918            4,749
     7.500% due 2029 (c)                                2,731            2,700
     7.500% due 2029                                    1,114            1,101
     8.000% due 2029 (c)                                1,172            1,184
     8.000% due 2029                                    6,671            6,736
Government National Mortgage Association
    REMIC Series 1998-23 Class ZA
     6.500% due 09/20/28                                5,391            4,301
GS Mortgage Securities Corp. II
    Series 1997-GL Class A2A
     6.940% due 07/13/30                                1,842            1,835
    Series 1997-GL Class A2B
     6.860% due 07/13/30                                1,300            1,283
Housing Securities, Inc.
    Series 1994-2 Class A1
     6.500% due 07/25/09                                  614              598
LB Commercial Conduit Mortgage Trust
    Series 1999-C2 Class A1
     7.105% due 07/15/08                                  807              799
Merrill Lynch Mortgage Investors, Inc.
    Series 1998-C3 Class A1
     5.650% due 12/15/30                                1,103            1,039
Merrill Lynch Mortgage Investors, Inc.
    Pass-thru Certificates Series 1999-C1 Class A2
     7.560% due 09/15/09                                1,165            1,157
Mortgage Capital Funding, Inc.
    Series 1996-MC1 Class A2B
     7.900% due 02/15/06                                  775              796
Nationslink Funding Corp.
    Series 1999-2 Class A2C
     7.229% due 10/20/08                                1,455            1,455
    Series 1999-2 Class A3
     7.181% due 12/20/06 (c)                            1,151            1,139
Residential Accredit Loans, Inc.
    Series 1999-QS6 Class NB3
     6.500% due 05/25/29                                3,000            2,679
Residential Funding Mortgage Securities
    Series 1998-S20 Class A24
     6.750% due 09/25/28                                1,000              921


141 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Resolution Trust Corp.
    Series 1995 - C1 Class D
     6.900% due 02/25/27                                  775              748
Ryland Acceptance Corp. Four
    Series 88, Class E CMO
     7.950% due 01/01/19                                1,376            1,374
Small Business Investment Cos.
    Series 1999-P10B Class 1
     7.540% due 08/10/09                                5,000            4,898
Structured Asset Mortgage Investments, Inc.
    Series 1998-11 Class A18
     6.750% due 01/25/29                                5,000            4,608
Structured Asset Securities Corp.
    Series 1997-LLI Class A1
     6.790% due 06/12/04                                1,756            1,743
                                                                      --------
                                                                       312,048
                                                                      --------

Non-US Bonds - 0.4%
Banque Centrale de Tunisie
     7.500% due 08/06/09                           TND  1,700            1,666
Italy, Republic of
     6.875% due 09/27/23                           ITL    150              142
Korea Development Bank
     7.375% due 09/17/04                           KRW  1,000              981
New Zealand, Government of
     10.000% due 03/15/02                          NZD    600              335
    Series 403
     5.500% due 04/15/03                           NZD    600              300
                                                                      --------
                                                                         3,424
                                                                      --------

United States Government Agencies - 11.0%
Federal Home Loan Bank
     5.570% due 08/17/00                                5,000            4,977
     5.625% due 03/19/01                                  200              198
     6.450% due 03/13/02                                4,250            4,215
     5.233% due 11/17/03                                1,600            1,514
     5.790% due 04/27/09                                2,580            2,347
Federal Home Loan Mortgage Corp.
     5.750% due 06/15/01                                1,055            1,045
     6.000% due 07/20/01                               14,100           13,925
     6.250% due 10/15/02                                  385              382
     6.300% due 06/01/04                                3,000            2,922
     5.750% due 03/15/09                                  425              388
     6.625% due 09/15/09                                7,705            7,486
     6.750% due 09/15/29                                1,460            1,389
Federal National Mortgage Association
     5.820% due 07/19/01 (MTN)                          1,080            1,068
     6.250% due 11/15/02                                  900              892
     6.250% due 11/20/02 (MTN)                          1,335            1,309
     5.750% due 04/15/03                                  990              962
     6.100% due 06/26/03 (MTN)                            505              490
     6.010% due 07/17/03 (MTN)                          2,000            1,935
     5.300% due 11/13/03 (MTN)                          1,600            1,517
     5.625% due 05/14/04 (h)                            7,125            6,809
     6.940% due 03/19/07 (MTN)                          1,065            1,028
     6.750% due 07/30/07                                  365              350
     6.900% due 08/21/07 (MTN)                          2,155            2,075
     6.375% due 06/15/09                                4,586            4,379
     6.625% due 09/15/09                                6,295            6,114
     6.080% due 09/01/28 (MTN)                          2,275            1,972
     6.210% due 08/06/38                                2,850            2,460
Government Backed Trust Certificates
    Class 1-C
     9.250% due 11/15/01                                1,056            1,088
    Series T-3
     9.625% due 05/15/02 (c)                              277              285
Resolution Funding Corp.
     8.875% due 07/15/20                                1,855            2,212
     8.625% due 01/15/21                                  715              835
     8.625% due 01/15/30                                  390              472
Tennessee Valley Authority
    Series A
     6.375% due 06/15/05                                2,730            2,665
    Series E
     6.250% due 12/15/17                                  610              550
     6.750% due 11/01/25                                2,900            2,688
                                                                      --------
                                                                        84,943
                                                                      --------

United States Government Treasuries - 14.2%
United States Treasury Bonds
    10.750% due 08/15/05                                3,855            4,598
    11.750% due 02/15/10                                  940            1,143
    12.750% due 11/15/10                                6,170            7,955
    12.000% due 08/15/13                                9,440           12,605
    13.250% due 05/15/14                                  680              980
    12.500% due 08/15/14                                4,620            6,454
     9.875% due 11/15/15                                  695              899
     9.250% due 02/15/16                                1,250            1,543
     8.875% due 08/15/17                                5,405            6,532
     8.875% due 02/15/19                                8,180            9,957
     8.125% due 05/15/21 (h)                            5,100            5,846
     8.000% due 11/15/21                                9,385           10,650
     6.875% due 08/15/25                                   25               25
     6.000% due 02/15/26                                  600              549
     6.500% due 11/15/26                                  625              609
     6.375% due 08/15/27                                8,200            7,876
United States Treasury Notes
     7.875% due 08/15/01                                3,275            3,357
     5.625% due 09/30/01                                  300              297


                                                       Diversified Bond Fund 142

Diversified Bond Fund

                                                               December 31, 1999

                                                    Principal            Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
     6.375% due 09/30/01                                3,485            3,492
     7.500% due 11/15/01                                7,155            7,310
     6.125% due 12/31/01                                1,265            1,262
     6.250% due 01/31/02                                   30               30
     6.250% due 02/28/02                                  785              785
     6.625% due 04/30/02                                1,750            1,763
     3.625% due 07/15/02 (h)                            1,100            1,089
     5.750% due 11/30/02                                5,505            5,424
     3.375% due 01/15/07                                2,648            2,495
     3.625% due 01/15/08                                2,063            1,964
     3.875% due 01/15/09                                2,125            2,054
                                                                      --------
                                                                       109,543
                                                                      --------

Yankee Bonds - 2.9%
Abbey National PLC
     6.700% due 06/29/49 (g)                            2,125            1,932
African Development Bank
     9.750% due 12/15/03                                  325              353
     6.750% due 10/01/04                                  300              294
     6.875% due 10/15/15                                1,245            1,142
     8.800% due 09/01/19                                  295              331
Asian Development Bank
     6.250% due 10/24/05                                  315              301
Canadian National Railway Co.
     6.800% due 07/15/18                                  450              405
Carnival Corp.
     7.050% due 05/15/05                                  500              487
Carter Holt Harvey, Ltd.
     8.875% due 12/01/04                                  350              361
Diageo Capital PLC
     6.125% due 08/15/05                                1,800            1,703
Hydro Quebec
    Series GH
     8.250% due 04/15/26                                  505              526
International American Development Bank
     6.950% due 08/01/26                                  155              156
Manitoba, Province of
    Series CB
     8.800% due 01/15/20                                  200              228
    Series CD
     9.250% due 04/01/20                                  200              237
National Westminster Bank PLC
     7.750% due 04/29/49 (g)                            1,275            1,225
New Brunswick, Province of
     7.125% due 10/01/02                                  400              400
     9.750% due 05/15/20                                  190              231
Newfoundland, Province of
     10.000% due 12/01/20                                  90              110
Noranda Forest, Inc.
     6.875% due 11/15/05                                  250              231
Nova Scotia, Province of
     9.125% due 05/01/21                                  690              782
Pemex Finance, Ltd.
     6.125% due 11/15/03                                3,000            2,926
Quebec, Province of
     7.000% due 01/30/07                                  735              719
     7.125% due 02/09/24                                  985              915
     7.500% due 09/15/29                                1,100            1,066
Royal Caribbean Cruises, Ltd.
     7.250% due 03/15/18                                  640              578
     7.500% due 10/15/27                                  300              269
Saskatchewan, Province of
     8.000% due 07/15/04                                1,045            1,081
Stagecoach Holdings PLC
     8.625% due 11/15/09                                  575              571
Trans-Canada Pipelines, Ltd.
     7.150% due 06/15/06                                  800              777
Tyco International Group SA
     6.375% due 06/15/05                                  700              655
United News & Media PLC
     7.250% due 07/01/04                                1,100            1,073
                                                                      --------
                                                                        22,065
                                                                      --------

Total Long-Term Investments
(cost $798,356)                                                        775,086
                                                                      --------

                                                     Notional
                                                      Amount
                                                      (000)
                                                        $
                                                     --------
Options Purchased - 0.0%
United States Treasury Bills (e)
    Mar 100.77 Call                                     1,250                1
    May 100.66 Call                                     2,600                7
United States Treasury Notes (e)
    Feb 99.21 Call                                        869                1
    Feb 98.73 Call                                      1,641                4
                                                                      --------

Total Options Purchased
(cost $89)                                                                  13
                                                                      --------


143 Diversified Bond Fund

Diversified Bond Fund

                                                               December 31, 1999

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                    ---------         ----------
Preferred Stocks - 0.3%
Credit Lyonnais Capital S.C.A. - ADR                   60,000            1,470
Equity Office Properties Trust Series B                21,500              839
                                                                      --------

Total Preferred Stocks
(cost $2,605)                                                            2,309
                                                                      --------

                                                    Principal
                                                      Amount
                                                      (000)
                                                        $
                                                    ---------
Short-Term Investments - 6.3%
Federal Home Loan Mortgage Corp. Discount
    Note
     5.480% due 01/25/00 (a)(f)                         2,300            2,290
     5.600% due 01/25/00 (a)(f)                         1,260            1,254
Frank Russell Investment Company Money
    Market Fund, due on demand (a)                     45,372           45,372
                                                                      --------

Total Short-Term Investments
(cost $48,916)                                                          48,916
                                                                      --------

Total Investments - 106.8%
(identified cost $849,966)                                             826,324

Other Assets and Liabilities,
Net, Including Options Written - (6.8%)                                (52,359)
                                                                      --------

Net Assets - 100.0%                                                    773,965
                                                                      ========

                                                    Principal           Market
                                                      Amount             Value
                                                      (000)              (000)
                                                        $                  $
                                                    ---------         ----------
Options Written

 Government National Mortgage Association*
    Feb 97.98 Call                                      1,260                4
    Feb 97.61 Call                                      2,322                9
 United States Treasury Bills*
    Mar 104.77 Call                                     1,250               --
    May 104.66 Call                                     2,600               --
    Mar 96.66 Put                                       1,250               12
    May 97.28 Put                                       2,600               45
 United States Treasury Bonds*
    Feb 93.84 Put                                       1,900              106
    Feb 93.80 Put                                       1,900              106
                                                                      --------

Total Liability for Options Written
    (premiums received $141)                                               282
                                                                      ========

*     Each contract represents $100,000 notional value.
(a)   At amortized cost, which approximates market.
(b)   Forward commitment.
(c)   Adjustable or floating rate security.
(d)   Represents notional amounts.
(e)   Nonincome-producing security.
(f)   Rate noted is yield-to-maturity from date of acquisition.
(g)   Perpetual floating rate note.
(h)   Held as collateral in connection with options written by the Fund.


Abbreviations:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ITL -  Italian lira
KRW - South Korean won
NZD - New Zealand dollar
TND - Tunisian dinar

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 144

Diversified Bond Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                                                       December 31, 1999
Assets
Investments at market (identified cost $849,966) ..........................................................   $ 826,324
Receivables:
   Dividends and interest .................................................................................       9,424
   Investments sold (regular settlement) ..................................................................      12,053
   Investments sold (delayed settlement) ..................................................................       9,184
   Fund shares sold .......................................................................................       2,427
   From Advisor ...........................................................................................          44
Prepaid expenses ..........................................................................................           3
                                                                                                              ---------

     Total assets .........................................................................................     859,459

Liabilities
Payables:
   Investments purchased (regular settlement) .................................................   $  32,554
   Investments purchased (delayed settlement) .................................................      51,329
   Fund shares redeemed .......................................................................       1,005
   Accrued fees to affiliates .................................................................         121
   Other accrued expenses .....................................................................         203
Options written, at market value (premiums received $141) .....................................         282
                                                                                                  ---------

     Total liabilities ....................................................................................      85,494
                                                                                                              ---------

Net Assets ................................................................................................   $ 773,965
                                                                                                              =========

Net Assets Consist of:
Accumulated net realized gain (loss)                                                                          $ (28,307)
Unrealized appreciation (depreciation) on:
   Investments ............................................................................................     (23,642)
   Options written ........................................................................................        (141)
Shares of beneficial interest .............................................................................         355
Additional paid-in capital ................................................................................     825,700
                                                                                                              ---------

Net Assets ................................................................................................   $ 773,965
                                                                                                              =========

Net Asset Value, offering and redemption price per share:
   Class C ($4,652,028 divided by 209,198 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................   $   22.24
                                                                                                              =========
   Class E ($3,639,205 divided by 163,685 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................   $   22.23
                                                                                                              =========
   Class S ($765,673,671 divided by 35,169,015 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................   $   21.77
                                                                                                              =========

See accompanying notes which are an integral part of the financial statements.


145 Diversified Bond Fund

Diversified Bond Fund

Statement of Operations

Amounts in thousands                                                                  Year Ended December 31, 1999
Investment Income
   Interest ......................................................................................     $ 49,620
   Dividends from Money Market Fund ..............................................................        3,655
   Dividends .....................................................................................          226
                                                                                                       --------

     Total investment income .....................................................................       53,501

Expenses
   Advisory fees .....................................................................    $  3,277
   Administrative fees ...............................................................         419
   Custodian fees ....................................................................         529
   Distribution fees - Class C .......................................................          19
   Transfer agent fees ...............................................................         598
   Professional fees .................................................................          48
   Registration fees .................................................................         138
   Shareholder servicing fees - Class C ..............................................           6
   Shareholder servicing fees - Class E ..............................................          12
   Trustees' fees ....................................................................           9
   Miscellaneous .....................................................................          79
                                                                                          --------

     Total expenses ..............................................................................        5,134
                                                                                                       --------

Net investment income ............................................................................       48,367
                                                                                                       --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .......................................................................     (18,318)
   Options written ...................................................................         434
   Foreign currency-related transactions .............................................          42      (17,842)
                                                                                          --------
Net change in unrealized appreciation (depreciation) on:
   Investments .......................................................................     (41,035)
   Options written ...................................................................        (243)     (41,278)
                                                                                          --------     --------

Net realized and unrealized gain (loss) ..........................................................      (59,120)
                                                                                                       --------

Net increase (decrease) in net assets from operations ............................................     $(10,753)
                                                                                                       ========

  See accompanying notes which are an integral part of the financial statements.


                                                       Diversified Bond Fund 146

Diversified Bond Fund

Statement of Changes in Net Assets

Amounts in thousands                                             Years Ended December 31,

                                                                      1999        1998
                                                                   ---------    ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................   $  48,367    $  45,167
   Net realized gain (loss) ....................................     (17,842)      15,381
   Net change in unrealized appreciation (depreciation) ........     (41,278)        (183)
                                                                   ---------    ---------

     Net increase (decrease) in net assets from operations .....     (10,753)      60,365
                                                                   ---------    ---------

Distributions
   From net investment income
     Class C ...................................................        (122)          --
     Class E ...................................................        (255)        (241)
     Class S ...................................................     (48,247)     (45,737)
   From net realized gain
     Class C ...................................................          (2)          --
     Class E ...................................................         (29)         (67)
     Class S ...................................................      (4,549)     (11,680)
   Tax return of capital
     Class S ...................................................        (880)          --
                                                                   ---------    ---------

        Net decrease in net assets from distributions ..........     (54,084)     (57,725)
                                                                   ---------    ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions      25,338      121,024
                                                                   ---------    ---------

Total net increase (decrease) in net assets ....................     (39,499)     123,664

Net Assets
   Beginning of period .........................................     813,464      689,800
                                                                   ---------    ---------

   End of period ...............................................   $ 773,965    $ 813,464
                                                                   =========    =========

See accompanying notes which are an integral part of the financial statements.


147 Diversified Bond Fund

Diversified Bond Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period .............................    $   24.00
                                                                      ---------

Income From Operations
   Net investment income (a) .....................................         1.03
   Net realized and unrealized gain (loss) .......................        (1.61)
                                                                      ---------

     Total income from operations ................................         (.58)
                                                                      ---------

Distributions
   From net investment income ....................................        (1.05)
   From net realized gain ........................................         (.13)
                                                                      ---------

     Total distributions .........................................        (1.18)
                                                                      ---------

Net Asset Value, End of Period ...................................    $   22.24
                                                                      =========

Total Return (%)(b) ..............................................        (2.47)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................        4,652

   Ratios to average net assets (%)(c):
     Operating expenses ..........................................         1.62
     Net investment income .......................................         4.88

   Portfolio turnover rate (%) ...................................       152.23

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                       Diversified Bond Fund 148

Diversified Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        Years Ended December 31,
                                              ------------------------------------------------
                                                 1999         1998         1997         1996*
                                              ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ......   $   23.92    $   24.06    $   22.98    $   23.16
                                              ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ..............        1.30         1.32         1.22          .25
   Net realized and unrealized gain (loss)        (1.65)         .45          .66         (.09)
                                              ---------    ---------    ---------    ---------

     Total income from operations .........        (.35)        1.77         1.88          .16
                                              ---------    ---------    ---------    ---------

Distributions
   From net investment income .............       (1.21)       (1.56)        (.72)        (.34)
   From net realized gain .................        (.13)        (.35)        (.08)          --
                                              ---------    ---------    ---------    ---------

     Total distributions ..................       (1.34)       (1.91)        (.80)        (.34)
                                              ---------    ---------    ---------    ---------

Net Asset Value, End of Period ............   $   22.23    $   23.92    $   24.06    $   22.98
                                              =========    =========    =========    =========

Total Return (%)(b) .......................       (1.51)        7.63         8.35          .67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       3,639        4,703        2,469          962

   Ratios to average net assets (%)(c):
     Operating expenses ...................         .87          .98         1.29         1.31
     Net investment income ................        5.49         5.42         5.64         5.75

   Portfolio turnover rate (%) ............      152.23       216.88       172.43       138.98

*     For the period November 4, 1996 (commencement of sale) to December 31,
      1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


149 Diversified Bond Fund

Diversified Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                              -----------------------------------------------------------------------
                                                  1999           1998           1997           1996           1995
                                              -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ......   $     23.53    $     23.43    $     22.97    $     23.69    $     21.53
                                              -----------    -----------    -----------    -----------    -----------

Income From Operations
   Net investment income (a) ..............          1.31           1.38           1.45           1.47           1.54
   Net realized and unrealized gain (loss)          (1.60)           .47            .56           (.71)          2.18
                                              -----------    -----------    -----------    -----------    -----------

     Total income from operations .........          (.29)          1.85           2.01            .76           3.72
                                              -----------    -----------    -----------    -----------    -----------

Distributions
   From net investment income .............         (1.32)         (1.40)         (1.47)         (1.48)         (1.56)
   From net realized gain .................          (.13)          (.35)          (.08)            --             --
   Tax return of capital ..................          (.02)            --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------

     Total distributions ..................         (1.47)         (1.75)         (1.55)         (1.48)         (1.56)
                                              -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period ............   $     21.77    $     23.53    $     23.43    $     22.97    $     23.69
                                              ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) .......................         (1.26)          8.09           9.09           3.43          17.76

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       765,674        808,761        687,331        554,804        513,808

   Ratios to average net assets (%)(b):
     Operating expenses ...................           .61            .57            .60            .61            .59
     Net investment income ................          5.78           5.83           6.35           6.46           6.69

   Portfolio turnover rate (%) ............        152.23         216.88         172.43         138.98         135.85

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                       Diversified Bond Fund 150

Multistrategy Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Invests in: Fixed-income securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the Broad Market- Sector Rotation style.

[The following table was depicted as a mountain chart in the printed material.]

Growth of a $10,000 Investment

                        Yearly periods ended December 31

                 Multistrategy                                 Lipper(R)
Dates            Bond - Class S        LB Aggregate **       Intermediate ++

Inception*           $10,000               $10,000               $10,000
      1993           $10,874               $10,768               $10,950
      1994           $10,401               $10,454               $10,585
      1995           $12,265               $12,386               $12,340
      1996           $12,875               $12,835               $12,732
      1997           $14,098               $14,075               $13,807
      1998           $15,055               $15,297               $14,833
      1999           $14,934               $15,172               $14,643
--------------------------------------------------------------------------------

Total               $100,502              $100,987               $99,890
================================================================================

Multistrategy Bond Fund - Class S

 Periods Ended
   12/31/99            Growth of $10,000           Total Return
--------------         -----------------           ------------
1 Year                     $ 9,919                    (0.81)%
5 Years                    $14,358                     7.50%ss.
Inception*                 $14,934                     5.96%ss.

Multistrategy Bond Fund - Class E ++++

 Periods Ended
   12/31/99            Growth of $10,000           Total Return
--------------         -----------------           ------------
1 Year                     $ 9,892                    (1.08)%
5 Years                    $14,291                     7.40%ss.
Inception*                 $14,865                     5.89%ss.

Multistrategy Bond Fund - Class C ++++++

 Periods Ended
   12/31/99            Growth of $10,000           Total Return
--------------         -----------------           ------------
1 Year                     $ 9,829                    (1.71)%
5 Years                    $14,200                     7.26%ss.
Inception*                 $14,769                     5.79%ss.

Lehman Brothers Aggregate Bond Index

 Periods Ended
   12/31/99            Growth of $10,000           Total Return
--------------         -----------------           ------------
1 Year                     $ 9,918                    (0.82)%
5 Years                    $14,512                     7.73%ss.
Inception*                 $15,172                     6.21%ss.

Lipper(R) Intermediate Investment Grade Debt Funds Benchmark

 Periods Ended
   12/31/99            Growth of $10,000           Total Return
--------------         -----------------           ------------
1 Year                     $ 9,872                    (1.28)%
5 Years                    $13,834                     6.71%ss.
Inception*                 $14,643                     5.60%ss.


151 Multistrategy Bond Fund

Multistrategy Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Multistrategy Bond Fund Class S, Class E, and Class C shares reflected losses of 0.81%, 1.08%, and 1.71%, respectively, as compared to the Lehman Brothers Aggregate Bond Index, which fell 0.82%. The Fund's performance was negatively impacted by the sporadic weakness in the bond market.

Portfolio Highlights

Bonds suffered their worst setback since 1994 and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market, with the 30-year US treasury bond losing nearly 15% for the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better as the post-emerging markets crisis spread widening reversed.

The underlying strategies employed in the Fund fared well during the year. Emerging markets debt and lower quality corporate issues fared well, as evidence of continued economic strength helped narrow credit spreads. Duration strategies were generally neutral for the year, as the Fed's bias towards tightening was tempered by data showing little inflationary pressure in the US economy. Manager changes had a slightly negative impact on results due to transition costs. Professional turnover at Credit Suisse Asset Management led to their replacement with two new firms. The hires of Miller Anderson & Sherrerd, LLP and Lazard Asset Management eroded some of the value added through investment strategies, as the transition led to material turnover and portfolio repositioning.

Top Ten Issuers
(as a percent of Total Investments)                            December 31, 1999

Government National Mortgage Association                                16.1%
Federal Home Loan Mortgage Corp.                                        12.2
Federal National Mortgage Association                                    9.4
United States Treasury                                                   8.8
Ford Motor Credit Co.                                                    2.3
Morgan Stanley Dean Witter                                               1.4
Lehman Brothers Holdings, Inc.                                           1.4
AT&T Corp.                                                               1.3
Bank of Tokyo Mitsubishi                                                 0.9
Citicorp                                                                 0.8

Portfolio Characteristics
                                                               December 31, 1999

Weighted Average Quality Diversification                                      AA
Weighted Average Years-to-Maturity                                     6.8 Years
Weighted Average Duration                                              4.8 Years
Current Yield (SEC 30-day standardized)
  Class S                                                                   6.3%
  Class E                                                                   6.0%
  Class C                                                                   5.2%
Number of Issues                                                             591
Number of Issuers                                                            450

Money Managers                                                   Styles

Lazard Asset Management                                      Broad Market-Sector
                                                               Rotation
Miller Anderson & Sherrerd, LLP                              Broad Market-Sector
                                                               Rotation
Pacific Investment Management Co.                            Broad Market-Sector
                                                               Rotation
Standish, Ayer & Wood, Inc.                                  Broad Market-Sector
                                                               Rotation

* Multistrategy Bond Fund Class S assumes initial investment on January 29, 1993. Lehman Brothers Index comparison for the initial investment began February 1, 1993. Lipper Index comparison for the initial investment began January 1, 1993.
** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
++ Lipper(R) Intermediate (5-10 Yr.) Investment Grade Debt Funds Benchmark is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in U.S. Treasury Bills, Notes and Bonds with average maturities of five to ten years.
++++ Multistrategy Bond Fund S performance has been linked with Class E to provide historical perspective. For the period September 11, 1998 (commencement of sale) through the current period, Class E paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ Multistrategy Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                     Multistrategy Bond Fund 152

Multistrategy Bond Fund

Statement of Net Assets

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Long-Term Investments - 105.6%
Asset-Backed Securities - 7.6%
ACLC Franchise Loan Receivables
    Series 1997-B Class A1
       6.728% due 04/15/14                                932              887
Amresco Residential Securities Mortgage
    Loan Trust
    Series 1998-2 Class A1
       6.500% due 11/25/15 (b)                             68               67
Arcadia Automobile Receivables Trust
    Series 1997-D Class A3
       6.200% due 05/15/03                                479              477
Caterpillar Financial Asset Trust
    Series 1999-A Class A2
       5.900% due 03/25/02                                475              473
Chase Credit Card Master Trust
    Series 1997-3 Class A
       6.777% due 05/15/07                              2,482            2,401
Chase Manhattan Auto Owner Trust
    Series 1998-A Class A3
       5.700% due 09/17/01                                452              452
Citibank Credit Card Master Trust I
       5.750% due 07/16/07                              1,000              509
    Series 1999-1 Class B
       5.750% due 02/15/06                              1,205            1,137
Cityscape Home Equity Loan Trust Pass- thru
    Certificate
    Series 1996-2 Class A2
       7.200% due 04/25/11                                  2                2
Conseco Finance
    Series 1999-H Class AF1
       6.450% due 12/15/29                                489              488
Contimortgage Home Equity Loan Trust
    Series 1999-3
       6.420% due 04/25/14                                584              580
Cross Country Master Credit Card Trust II
    Series 1999-1 Class A
       5.900% due 09/15/05 (b)                          1,700            1,700
Discover Card Master Trust I
    Series 1998-7 Class A
       5.600% due 05/15/06                                485              460
    Series 1999-6 Class A
       6.850% due 07/17/07                              1,500            1,486
Duck Automobile Grantor Trust Step-Up Bond
    Series 1999-B Class A
       6.450% due 04/15/04 (b)                          1,344            1,340
EQCC Home Equity Loan Trust
    Series 1999-1 Class A1F
       5.770% due 05/20/10                                237              235
Federal Housing Authority
       7.430% due 07/01/22                              1,668            1,630
First Plus Home Loan Trust Step-Up Bond
    Series 1998-5 Class A3
       6.060% due 09/10/11                              3,000            2,981
First Security Auto Owner Trust
    Series 1998-1 Class A2
       5.182% due 06/15/01                                201              201
Ford Credit Auto Owner Trust
    Series 1998-B Class A3
       5.850% due 10/15/01                                471              470
    Series 1999-B Class A3
       5.470% due 09/15/01                              1,075            1,070
    Series 1999-C Class A3
       5.770% due 11/15/01                              1,000              995
    Series 1999-D Class A3
       6.200% due 04/15/02                                625              623
General Motors Acceptance Corp. Grantor Trust
    Series 1997-A Class A
       6.500% due 04/15/02                                468              468
GMAC Commercial Mortgage Securities, Inc.
    Series 1996-C1 Class F
       7.860% due 11/15/06                                500              394
Green Tree Financial Corp.
    Series 1998-1 Class A2
       5.850% due 11/01/29                                258              257
    Series 1998-6 Class M1
       6.630% due 06/01/30 (b)                          1,800            1,628
    Series 1998-8 Class B1
       7.690% due 09/01/30                              2,115            1,907
Green Tree Lease Finance LLC
    Series 1997-1 Class A3
       6.170% due 09/20/05                                449              449
Greenpoint Manufactured Housing
    Series 1999-5 Class A1
       6.750% due 04/15/11 (b)                            491              489
Greenwich Capital Acceptance, Inc.
    Series 1994 Class A-1
       8.040% due 11/25/24 (b)                             31               32
Harley-Davidson Eaglemark Motorcycle Trust
    Series 1999-3 Class A1
       6.220% due 02/15/04                                483              481


153 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Household Home Equity Loan Trust
    Series 1999-1 Class A1
       6.830% due 12/20/16 (b)                            472              470
MBNA Master Credit Card Trust
    Series 1999-B Class A
       5.900% due 08/15/11                                659              600
    Series 1999-G Class A
       6.350% due 12/15/06                                950              925
MMCA Auto Owner Trust
    Series 1999-2 Class A1
       6.300% due 06/15/02                                442              442
Premier Auto Trust
       6.400% due 10/06/01                                465              465
    Series 1998-5 Class A3
       5.070% due 07/08/02                                500              493
    Series 1999-2 Class A2
       5.280% due 11/08/01                                455              453
    Series 1999-3 Class A2
       5.820% due 02/08/02                                700              697
Student Loan Marketing Association
    Series 1997-3 Class A1
       5.460% due 04/25/06 (b)                          1,851            1,836
    Series 1996-4, Class A1
       5.340% due 07/25/04 (b)                          1,937            1,924
The Money Store Home Equity Trust
    Series 1998-B Class AF3
       6.040% due 08/15/17                              3,843            3,822
USAA Auto Loan Grantor Trust
    Series 1997-1 Class A
       6.000% due 05/15/04                                758              753
WFS Financial Owner Trust
    Series 1998-C Class A2
       5.524% due 08/20/01                                189              189
    Series 1998-C Class A3
       5.650% due 11/20/02 (b)                          3,000            2,969
                                                                     ---------
                                                                        42,807
                                                                     ---------
Corporate Bonds and Notes - 29.4%
AAG Holding Co., Inc.
       6.875% due 06/01/08                                450              395
Adelphia Communications Corp.
9.375% due 11/15/09                                        50               49
    Series B
       8.375% due 02/01/08                                650              603
Agrilink Foods, Inc.
       11.875% due 11/01/08                                20               20
Ahold Finance USA, Inc.
       6.250% due 05/01/09                              1,025              919
       6.875% due 05/01/29                                 90               78
Airgate Pcs, Inc. Step-Up Bond
    Zero Coupon due 10/ 01/09 (b)                          40               22
Albertson's, Inc.
       7.450% due 08/01/29                              1,055            1,005
Allied Waste North America, Inc.
       10.000% due 08/01/09                                60               54
    Series B
       7.375% due 01/01/04                                550              506
       7.625% due 01/01/06                              1,025              920
American Airlines, Inc.
    Series 1990-H
       9.800% due 01/02/08                              1,190            1,294
    Series 91-A
       9.710% due 01/02/07 (a)                            297              306
American General Corp.
       7.500% due 07/15/25                                110              105
American General Institutional Capital
    Series B
       8.125% due 03/15/46                              1,260            1,257
American Restaurant Group, Inc.
    Series B
       11.500% due 02/15/03                                45               36
AMR Corp.
       9.950% due 03/07/01 (MTN)                        1,000            1,028
Amresco, Inc.
    Series 98-A
       9.875% due 03/15/05                                650              416
AMSC Acquisition Co., Inc.
    Series B
       12.250% due 04/01/08                                35               28
Amtrol, Inc.
       10.625% due 12/31/06                                45               43
Aramark Corp.
       6.750% due 08/01/04                              1,450            1,356
Arco Chemical Co.
       9.800% due 02/01/20                                 65               66
ARG Funding Corp.
    Series 1999-1A Class A3
       6.020% due 05/20/05 (b)                          1,825            1,728
AT&T Capital Corp.
       7.000% due 08/15/01 (MTN)                        5,700            5,689
       7.110% due 09/13/01 (MTN)(b)                     2,650            2,648
AT&T Corp.
       6.500% due 03/15/29                                560              480
Atlas Air, Inc.
       9.250% due 04/15/08                                 80               76
AXA Financial, Inc.
       6.500% due 04/01/08                                250              233


                                                     Multistrategy Bond Fund 154

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Banc One Corp.
       7.625% due 10/15/26                                305              292
       8.000% due 04/29/27                                150              150
Banesto Delaware, Inc.
       8.250% due 07/28/02                                500              506
BankAmerica Corp.
       6.141% due 03/05/01 (MTN)(b)                     5,000            4,993
Bank One Corp.
       5.625% due 02/17/04 (MTN)                          900              844
    Series A
       6.000% due 02/17/09 (MTN)                          175              156
Bankboston NA
       6.375% due 04/15/08                                495              456
Bankers Trust Corp.
       5.100% due 05/11/03 (b)                          2,000            1,997
Bay View Capital Corp.
       9.125% due 08/15/07                                400              340
Beneficial Corp.
       6.214% due 04/01/02 (MTN)(b)                     2,000            2,005
Budget Group, Inc.
       9.125% due 04/01/06                                 50               47
Buhrmann US, Inc.
       12.250% due 11/01/09                                60               62
Building Materials Corp.
       8.000% due 10/15/07                                650              592
Building One Services Corp.
       10.500% due 05/01/09                                60               58
Burlington Northern Santa Fe Corp.
       6.700% due 08/01/28                                400              343
Charter Communications Holdings, LLC
       8.250% due 04/01/07                                750              698
       8.625% due 04/01/09                                125              116
Chase Manhattan Corp.
       7.000% due 11/15/09                                510              491
Cheasapeake Energy
       9.625% due 05/01/05                                 25               24
Chippac, Intl., Ltd.
       12.750% due 08/01/09                                45               47
CIT Group, Inc.
       7.125% due 10/15/04                                165              164
Citibank
    Zero Coupon due 12/ 03/01                              40               40
Citibank Crc Linked Deposit
       1.000% due 02/03/00 (d)                             85               84
Citicorp
       6.610% due 08/13/02 (MTN)(b)                     2,000            2,002
       6.375% due 11/15/08 (MTN)                          550              508
CMS Energy Corp.
       7.500% due 01/15/09                                435              393
Coastal Corp.
       6.200% due 05/15/04                              1,850            1,755
Columbia/ HCA Healthcare Corp.
       8.020% due 08/05/02 (MTN)                        2,000            1,946
       7.190% due 11/15/15                                250              203
       7.500% due 12/15/23                                645              511
Commercial Federal Corp.
       7.950% due 12/01/06                                100               90
Comstock Res, Inc.
       11.250% due 05/01/07                                40               41
Conmed Corp.
       9.000% due 03/15/08                                350              317
Connecticut Light & Power Co.
       7.875% due 10/01/24                                800              805
Conoco, Inc.
       6.950% due 04/15/29                                735              663
Courtyard Marriott II, Ltd.
    Series B
       10.750% due 02/01/08                                70               69
Crescent Real Estate Equities
       7.000% due 09/15/02 (b)                            900              812
       7.500% due 09/15/07 (b)                          1,000              795
CSC Holdings, Inc.
       7.875% due 12/15/07                                690              677
       7.250% due 07/15/08                                395              372
       7.625% due 07/15/18                              1,000              924
Csfb Trl Weekly Reset 3
       63.420% due 11/30/00                                27               27
Delphi Automotive Systems Corp.
       7.125% due 05/01/29                                415              365
Dictaphone Corp.
       11.750% due 08/01/05                                50               38
Dresser Industries, Inc.
       7.600% due 08/15/96                                910              868
EOP Operating, L.P.
       6.500% due 01/15/04                              1,100            1,049
ERAC USA Finance Co.
       6.350% due 01/15/01 (MTN)                          725              718
Exide Corp.
       2.900% due 12/15/05                                750              394
Extendicare Health Services, Inc.
       9.350% due 12/15/07                              1,150              676
Federated Department Stores, Inc.
       6.900% due 04/01/29                                110               96
First Republic Bancorp
       7.750% due 09/15/12                                750              664
First Security Corp.
       5.875% due 11/01/03                              3,000            2,815
Ford Motor Co.
       6.625% due 10/01/28                                145              126


155 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Ford Motor Credit Co.
       8.200% due 02/15/02                              2,755            2,818
       6.304% due 05/21/04 (MTN)(b)                     5,000            4,977
       6.700% due 07/16/04                              2,600            2,545
       5.800% due 01/12/09                                500              443
Fugi JGB Investment LLC
       9.870% due 12/31/49 (e)                            575              570
General Motors Corp.
       6.750% due 05/01/28                                140              123
GEO Specialty Chemicals, Inc.
       10.125% due 08/01/08                                55               51
Global Crossing Holdings, Ltd.
       9.125% due 11/15/06                                310              306
       9.625% due 05/15/08                                450              449
Globix Corp.
       13.000% due 05/01/05                                35               35
Gold Eagle Capital, Ltd.
       11.453% due 04/15/01 (b)                           285              284
Golden State Holdings
       7.125% due 08/01/05                              1,835            1,664
Goldman Sachs Group, Inc.
       6.331% due 02/22/02 (MTN)(b)                     5,000            5,002
       7.350% due 10/01/09 (MTN)                          500              488
Grove Holdings, LLC
    Step-Up Bond
    Zero Coupon due 05/ 01/09 (b)                         250               24
Grove Worldwide, LLC
       9.250% due 05/01/08                                150               44
GS Escrow Corp.
       7.000% due 08/01/03                              1,700            1,573
GTE Corp.
       6.940% due 04/15/28                                670              607
GTE North, Inc.
       6.900% due 11/01/08                                195              189
Hartford Life, Inc.
       7.650% due 06/15/27                                220              214
Health Care REIT, Inc.
       7.625% due 03/15/08                                575              506
Hertz Corp.
       7.625% due 08/15/07                                130              130
HMH Properties, Inc.
    Series A
       7.875% due 08/01/05                                320              295
Home Interiors & Gifts, Inc.
       10.125% due 06/01/08                                60               51
Horseshoe Gaming Holding Corp.
       8.625% due 05/15/09                                925              890
Household Finance Corp.
       5.875% due 02/01/09                                560              495
       6.375% due 08/01/10                                235              212
Hyperion Telecommunication, Inc.
       12.000% due 11/01/07                                20               21
Imperial Capital Trust I
    Series B
       9.980% due 12/31/26                                250              228
Intermedia Communications, Inc.
       8.600% due 06/01/08                                350              323
    Series B
       8.500% due 01/15/08                                205              187
International Business Machines Corp.
       8.375% due 11/01/19                                900              986
Interpool Capital Trust
    Series B
       9.875% due 02/15/27                                415              316
IPC Information Systems, Inc. Step-Up Bond
    Zero Coupon due 05/ 01/08 (b)                          40               30
IT Group, Inc.
    Series B
       11.250% due 04/01/09                                50               49
ITC Deltacom, Inc.
       11.000% due 06/01/07                                45               47
ITT Corp.
       6.250% due 11/15/00                              3,000            2,942
K Mart Funding Corp.
    Series F
       8.800% due 07/01/10                                460              455
Kaufman and Broad Home Corp.
       7.750% due 10/15/04                                300              279
Kroger Co.
       7.250% due 06/01/09                                750              716
LCI International, Inc.
       7.250% due 06/15/07                                850              817
Lear Corp.
       7.960% due 05/15/05                              1,850            1,774
Lehman Brothers Holdings, Inc.
       6.625% due 04/01/04                              1,803            1,745
       7.625% due 06/01/06                                475              471
       6.700% due 11/30/06 (b)                          4,640            4,222
    Series E
       6.904% due 04/02/02 (MTN)(b)                     3,000            3,021
    Series F
       7.000% due 05/15/03 (MTN)                          280              276
Lenfest Communications, Inc.
       8.375% due 11/01/05                                560              570
Level 3 Communications, Inc.
       9.125% due 05/01/08                                 65               61
Lockheed Martin Corp.
       6.850% due 05/15/01                              5,000            4,966
       7.950% due 12/01/05                                450              444


                                                     Multistrategy Bond Fund 156

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Louisiana Land and Exploration Co.
       7.650% due 12/01/23                                494              471
Lowes Cos., Inc.
       6.875% due 02/15/28                                535              471
       6.500% due 03/15/29                                205              173
MCI WorldCom, Inc.
       6.125% due 04/15/02 (b)                            765              753
McLeodUSA, Inc.
       8.375% due 03/15/08                                825              784
       8.125% due 02/15/09                                950              886
Merrill Corp.
    Series Unit
       12.000% due 05/01/09                                60               59
Merrill Lynch & Co., Inc.
       5.075% due 11/01/01 (MTN)                        5,000            5,004
       6.875% due 11/15/18                                605              550
Midwest Energy, Inc.
       9.375% due 10/15/29                                105              108
MMI Capital Trust I
    Series B
       7.625% due 12/15/27                              1,425            1,214
Monsanto Co.
       6.600% due 12/01/28                                450              397
Morgan Stanley Dean Witter & Co.
    Series C
       5.820% due 06/19/00 (MTN)(b)                     3,000            2,965
Namazu Re, Ltd.
       10.606% due 12/02/04                               285              285
Natexix Ambs Co., LLC
    Series A
       8.440% due 12/29/49 (e)                            425              400
Nationsbank Corp.
       6.800% due 03/15/28                                450              393
New England Education Loan Marketing Corp.
       6.290% due 06/11/01 (MTN)(b)                     4,000            3,999
News America Holdings, Inc.
       8.875% due 04/26/23                                275              290
Nextel Communications, Inc.
       9.950% due 02/15/08                                425              299
    Zero Coupon  due 08/15/04                           1,405            1,447
    Step-Up Bond
       10.125% due 01/15/04                               160              166
    Step-Up Bond
    Zero Coupon due 09/ 15/07 (b)                         705              527
NEXTLINK Communications, Inc.
       10.750% due 11/15/08                             1,000            1,030
       10.750% due 06/01/09                                45               46
    Step-Up Bond
    Zero Coupon due 04/ 15/08 (b)                         625              397
    Zero Coupon due 06/ 01/09 (b)                         400              250
Niagara Mohawk Power Corp.
       8.750% due 04/01/22                                500              495
    Series B
       7.000% due 10/01/00                              2,268            2,267
Norfolk Southern Corp.
       7.050% due 05/01/37                              1,110            1,100
North American Van Lines, Inc.
       13.375% due 12/01/09                                75               75
Ocwen Capital Trust
       10.875% due 08/01/27                               385              246
Paine Webber Group, Inc.
       6.450% due 12/01/03                                500              479
       6.375% due 05/15/04                                425              404
Paxson Communications Corp.
       11.625% due 10/01/02                               550              568
Petro Stopping Centers
       10.500% due 02/01/07                                50               46
Philip Morris Cos., Inc.
       6.150% due 03/15/00                              3,000            2,995
Plains Resources, Inc.
    Series E
       10.250% due 03/15/06                                50               49
PNC Funding Corp.
       6.125% due 02/15/09                                105               94
Premier Parks, Inc.
    Step-Up Bond
    Zero Coupon due 04/ 01/08                             375              259
Procter & Gamble Co.
       6.600% due 12/15/04                              1,195            1,181
Prudential Insurance Co. of America
       6.875% due 04/15/03                                700              690
       6.375% due 07/23/06                                475              444
Psinet, Inc.
       11.500% due 11/01/08                               145              152
PX Escrow Corp.
    Step-Up Bond
    Zero Coupon due 02/ 01/06 (b)                       1,275              625
Qwest Communications International, Inc.
    Series B
       7.250% due 11/01/08                                200              191
Railworks Corp.
       11.500% due 04/15/09                                70               71
RBF Finance Co.
       11.000% due 03/15/06                                60               64
Republic Services, Inc.
       7.125% due 05/15/09                                175              157
Revlon Consumer Products Corp.
       8.625% due 02/01/08                                675              331


157 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Revlon Worldwide Corp.
    Series B
    Zero Coupon due 03/ 15/01                             900              176
Rhythms Netconnections, Inc.
       12.750% due 04/15/09                                50               49
Rose Hills Corp.
       9.500% due 11/15/04                                500              400
Sabreliner Corp.
       11.000% due 06/15/08                                25               20
Saks, Inc.
       7.375% due 02/15/19                                320              271
Salomon, Inc.
       6.356% due 11/28/00                                 45               43
Seagate Technology, Inc.
       7.450% due 03/01/37                                850              741
Shopping Center Associates
       7.625% due 05/15/05                                500              484
Simon Debartolo Group, LP
       6.625% due 06/15/03                                500              477
Societe Generale
       7.850% due 04/29/49 (e)                            300              289
Societe Generale Real Estate Co. LLC
       7.640% due 12/29/49                                150              135
Spieker Properties, LP
       6.950% due 12/15/02                                500              489
TCI, Inc.
       4.795% due 09/11/00 (MTN)(b)                     2,000            1,996
Teligent, Inc. Step- Up Bond
    Series B
    Zero Coupon due 03/ 01/08 (b)                          40               24
Tenet Healthcare Corp.
       7.875% due 01/15/03                                 50               49
       6.000% due 12/01/05                              1,425            1,151
       7.625% due 06/01/08                                375              348
Time Warner, Inc.
       7.975% due 08/15/04                                225              228
       8.110% due 08/15/06                                600              618
       8.180% due 08/15/07                                450              462
       6.625% due 05/15/29                              1,300            1,108
Tokai Preferred Capital Co. LLC
       9.980% due 12/29/49 (e)                          1,500            1,481
Toledo Edison Co.
       8.700% due 09/01/02                                500              505
Toll Brothers Corp.
       7.750% due 09/15/07                              1,175            1,102
Transdigm, Inc.
       10.375% due 12/01/08                                60               54
Trenwick Capital Trust I
       8.820% due 02/01/37                                625              492
U.S. Bancorp
    Series J
       6.000% due 05/15/04 (MTN)                          950              901
Union Pacific Corp.
       6.625% due 02/01/08                                600              559
Union Planters Bank
       6.500% due 03/15/18                                475              420
United Rentals, Inc.
    Series B
       8.800% due 08/15/08                                 50               47
URS Corp.
    Series B
       12.250% due 05/01/09                                45               46
US Unwired, Inc.
    Step-Up Bond
       13.375% due 11/01/09 (b)                            30               18
US West Capital Funding, Inc.
       6.875% due 08/15/01                              1,900            1,883
       6.875% due 07/15/28                                750              656
Verio, Inc.
       11.250% due 12/01/08                                10               11
       10.625% due 11/15/09                                40               41
Viatel, Inc. Step-Up Bond
    Zero Coupon due 04/ 15/08 (b)                          50               31
Walt Disney Co.
    Series E
       5.125% due 12/15/03 (MTN)                        1,350            1,262
Washington Mutual, Inc.
       7.500% due 08/15/06                                478              473
Waste Management Inc.
       6.875% due 05/15/09                                575              486
       7.000% due 07/15/28                                400              302
Webster Capital Trust I
       9.360% due 01/29/27                                250              237
Wells Fargo & Co.
       6.625% due 07/15/04                              2,000            1,952
Wellsford Residential Property Trust
       9.375% due 02/01/02                                475              490
Williams Communications Group, Inc.
       10.700% due 10/01/07                               500              525
       10.875% due 10/01/09                                55               58
WRC Media, Inc.
    Series Unit
       12.750% due 11/15/09                                60               60
                                                                     ---------
                                                                       166,512
                                                                     ---------


                                                     Multistrategy Bond Fund 158

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Eurodollar Bonds - 6.4%
Argentina, Republic of
       11.786% due 04/10/05 (b)                         2,000            1,835
    Series L
       6.813% due 03/31/05 (b)                             53               48
Asia Pulp & Paper International Finance Bond
    Zero Coupon due 07/ 07/00                             675              614
British Sky Broadcasting Group PLC
       8.200% due 07/15/09                              1,100            1,057
Bulgaria, Republic of
    Series A
       6.500% due 07/28/24 (b)                             45               36
Bundesrepublik Deutschland
       4.250% due 11/26/04                              2,520            2,477
Cemex SA
       8.500% due 08/31/00 (MTN)                        1,000            1,012
Citicorp
       6.231% due 06/27/02 (MTN)(b)                     3,000            2,988
Colt Telecom Group PLC
       7.625% due 12/15/09                                  5                5
Countrywide Home Loan
       5.250% due 12/15/05                                200               99
Credit Lyonnais
       5.688% due 07/10/00 (b)                          4,000            3,990
Dolphin Telecom PLC
    Step-Up Bond
    Zero Coupon due 06/ 01/08 (b)                          40               20
Exodus Communications, Inc.
       10.750% due 12/15/09                                 5                5
Ford Credit of Canada, Ltd.
       6.280% due 12/16/02 (b)                          5,000            4,981
Ford Motor Credit Co.
       6.311% due 01/17/02 (b)                          2,175            2,171
       5.813% due 02/13/03                              2,000            1,993
Global TeleSystems Group, Inc.
       10.500% due 12/01/06                                20               20
Household Bank Nevada NA
       6.410% due 10/22/03 (MTN)(b)                     4,000            3,976
Jazztel PLC
       13.250% due 12/15/09                                 5                5
Kappa Beheer BV
       10.625% due 07/15/09                                30               32
Merita Bank, Ltd.
       7.150% due 12/29/49 (e)                          1,200            1,160
Morgan Stanley Dean Witter
       6.308% due 03/11/03 (MTN)(b)                     1,700            1,696
Netia Holdings II BV
       13.500% due 06/15/09                                 2                2
North America Capital Corp.
       8.250% due 11/17/03                                110              179
NTL Communications Corp.
       9.250% due 11/15/06                                 30               30
Ono Finance PLC
       13.000% due 05/01/09                                30               32
Panama, Republic of
    Step-Up Bond
       4.250% due 07/17/14 (b)                             35               27
Peru, Republic of
       4.500% due 03/07/17 (b)                             50               35
Phillippines, Republic of
       9.500% due 10/21/24                                859              868
Poland, Republic of Step-Up Bond
       4.000% due 10/27/24                              1,250              819
PTC International Finance II
       11.250% due 12/01/09                                10               10
Skandinaviska Enskilda Banken (e)
       8.125% due 09/06/49                                475              449
       6.500% due 06/29/49 (b)                          1,200            1,120
Tele1 Europe BV
       11.875% due 12/01/09                                 5                5
Tyco International Group SA
       6.875% due 09/05/02                              1,875            1,849
United Pan-Europ
       10.875% due 11/01/07                                30               31
Upm-Kymmene Corp.
       7.450% due 11/26/27                                750              680
Versatel Telecom International NV
       11.875% due 07/15/09                                15               16
Viatel, Inc.
       11.500% due 03/15/09                                20               20
Worldwide Fiber, Inc.
       12.000% due 08/01/09                                55               57
                                                                     ---------
                                                                        36,449
                                                                     ---------
Mortgage-Backed Securities - 47.0%
Advanta Mortgage Loan Trust
    Series 97-4 Class M1
       7.040% due 01/25/29                              1,600            1,577
Bear Stearns Mortgage Securities Inc.
    Series 1998-2 Class B
       6.750% due 04/30/30 (b)                          1,615            1,516
Chase Commercial Mortgage Securities Corp.
    Series 1997-2 Class D
       6.600% due 12/19/07                              1,500            1,349
CMC Securities Corp. III
Series 1998-I Class A19
       6.750% due 05/25/28                              5,000            4,615


159 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Credit Suisse First Boston Mortgage
    Securities Corp.
    Series 1999-C1 Class A2
       7.290% due 09/15/09 (b)                            450              442
DLJ Mortgage Acceptance Corp.
    Series 1996-Q5 Class A1
       6.125% due 06/01/26 (b)                            679              672
Federal Home Loan Mortgage Corp.
       7.500% 15 Year TBA (d)                           2,880            2,847
       8.000% 15 Year TBA (d)                           3,950            3,973
       6.000% 30 Year TBA Gold (d)                      8,800            8,055
       6.500% 30 Year TBA Gold (d)                      7,500            7,071
       7.000% 30 Year TBA (d)                           3,900            3,774
       7.500% 30 Year TBA (d)                          12,450           12,306
       8.000% 30 Year TBA Gold (d)                        950              959
    Series 1037 Class Z
       9.000% due 02/15/21                                693              714
    Series 2006 Class B
       6.500% due 08/15/23                              4,546            4,482
Federal Home Loan Mortgage Corp.
    Participation Certificate
       7.000% due 2009                                    312              310
       8.500% due 2025                                    671              690
       8.500% due 2027                                  3,219            3,307
       6.000% due 2028                                    922              844
       6.000% due 2029                                  4,671            4,275
       6.500% due 2029                                 16,071           15,151
Federal National Mortgage Association
       6.000% 30 Year TBA (d)                           9,500            8,684
       7.500% 30 Year TBA (d)                           3,275            3,238
       6.000% due 2003                                    155              151
       10.000% due 2005                                   113              117
       7.000% due 2014                                  3,706            3,663
       7.448% due 2023 (b)                                413              417
       9.000% due 2025                                  2,170            2,258
       6.975% due 2026 (b)                              3,076            3,177
       8.500% due 2026                                  1,720            1,765
       6.000% due 2028                                    559              511
       6.000% due 2029                                 14,116           12,912
       6.500% due 2029                                 18,196           17,144
    Series 1997-77 Class G
       6.500% due 05/18/23                              2,278            2,245
Federal National Mortgage Association (REMIC)
    Series 1992-10 Class ZD
       8.000% due 11/25/21                              1,880            1,837
First Union Lehman Brothers Commercial
    Mortgage Trust Pass-thru Certificates
    Series 1997-C1 Class D
       7.500% due 10/18/08                                250              237
GMAC Commercial Mortgage Securities, Inc.
    Series 1997-C1 Class A2
       6.850% due 09/15/06                                230              225
Government National Mortgage Association
       9.000% due 2017                                  1,756            1,853
       6.375% due 2023 (b)                              1,028            1,045
       6.625% due 2023 (b)                                329              332
       7.000% due 2023 (b)                                519              527
       6.125% due 2024 (b)                              2,261            2,299
       7.000% due 2024 (b)                              2,087            2,105
       8.000% due 2024                                    172              174
       6.375% due 2025 (b)                              1,326            1,346
       6.750% due 2025 (b)                                182              184
       7.000% due 2025                                    726              703
       8.000% due 2025                                    679              687
       6.125% due 2026 (b)                              1,386            1,400
       7.000% due 2026                                  1,872            1,881
       8.500% due 2026                                  1,227            1,258
       6.875% due 2027 (b)                              1,852            1,880
       6.750% due 2027 (b)                                946              952
       7.000% due 2027 (f)                              1,585            1,554
       6.500% due 2028                                  2,551            2,393
       7.000% due 2028                                  9,270            8,952
       7.000% due 2029                                    891              860
       7.500% due 2029 (b)                              6,833            6,756
       8.000% due 2029 (b)                             10,677           10,784
       6.000% 30 Year TBA (d)                          11,500           10,423
       6.500% 30 Year TBA (d)                          18,650           17,502
       7.000% 30 Year TBA (d)                          25,870           24,956
       8.000% 30 Year TBA (d)                           6,000            6,060
Government National Mortgage Association
    Pass- thru Certificate
    Series 1999-43 Class UD
       1.540% due 11/16/29 (b)                          3,025              140
    Series 1999-44 Class SA
       2.750% due 12/16/29                              2,375              151
Heller Financial Commercial Mortgage Asset
    Co.
    Series 1999-PH1 Class A2
       6.847% due 05/15/31                                820              787
Midland Realty Acceptance Corp.
    Series 1996-C2 Class A2
       7.233% due 01/25/29                              1,000              991
Morgan Stanley Capital I, Inc.
    Series 1998-XL1 Class A3
       6.480% due 05/03/08                              1,860            1,757


                                                     Multistrategy Bond Fund 160

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
Norwest Asset Securities Corp.
    Series 1997-21 Class A2
       7.000% due 01/25/28                              2,328            2,284
    Series 1999-2 Class A16
       6.500% due 02/25/29                              3,000            2,692
Prudential Securities Secured Financing
    Corp.
    Series 1999-C2 Class A2
       7.193% due 04/15/09                                880              859
Residential Funding Mortgage Securities I
    Series 1993-S20 Class A8
       6.980% due 06/25/08                                900              890
    Series 1997-S6 Class A5
       7.000% due 05/25/12                                896              844
Residential Funding Mortgage Securities II
    Series 1997-HS5 Class M1
       7.010% due 05/25/27                              1,400            1,359
Resolution Trust Corp.
    Series 1994 - C2 Class G
       8.000% due 04/25/25                                235              224
    Series 1994-1 Class M-2
       7.750% due 09/25/29 (b)                            366              363
Resolution Trust Corp. Mortgage Pass-thru
    Certificate
    Series 1995-1 Class 2-C
       7.500% due 10/25/28 (b)                              3                3
Salomon Brothers Mortgage Securities VII
    Series 1999-NC3 Class A
       5.940% due 06/25/29 (b)                          4,578            4,578
Salomon Brothers Mortgage Securities VII,
    Inc. Mortgage Pass-thru Certificate
    Series 1994-16 Class A
       8.260% due 11/25/24 (b)                            324              330
Structured Asset Mortgage Investments, Inc.
    Series 1998-11 Class A18
       6.750% due 01/25/29                              2,000            1,844
                                                                     ---------
                                                                       266,472
                                                                     ---------
Non-US Bonds - 0.4%
Argentina, Republic of
    Series PRE1
       2.868 due 04/01/01 (b)                   ARS         100             40
Citicorp
       5.500% due 06/30/10                      EUR         240            117
Coca Cola Enterprises PLC
       6.750% due 03/12/08 (MTN)                GBP          80            127
Energis PLC
       9.500% due 06/15/09                      GBP          35             59
Greece, Republic of
       6.500% due 01/11/14                      GRD       5,800             18
Lesotho Highlands Water
       13.000% due 09/15/10                     ZAR       1,000            151
New Zealand, Government of
       10.000% due 03/15/02                     NZD         700            390
    Series 403
       5.500% due 04/15/03                      NZD         700            350
Nykredit
       6.000% due 10/01/29                      DKK       1,530            192
Pannon Finance BV
       7.750% due 08/03/04                      EUR          45             48
Polestar Corp.
       10.500% due 05/30/08                     GBP          10             15
Rabobank
       42.300% due 11/02/00                     TRL     138,567            282
       42.800% due 12/18/00 (b)                 TRL       7,970             15
Spintab AB
       7.500% due 06/15/04                      SEK         800             99
Stadshypotek AB
       3.500% due 09/15/04                      SEK       1,000            106
Telewest Communication PLC
    Step-Up Bond
    Zero Coupon due 04/ 15/09                   GBP          15             15
TM Group Holdings PLC
       12.250% due 05/15/08                     GBP          10             16
Unikredit
       7.000% due 10/01/29                      DKK       3,570            477
                                                                     ---------
                                                                         2,517
                                                                     ---------
United States Government Agencies - 1.8%
Federal Home Loan Bank Corp. Discount Note
       5.811% due 11/03/00                                210              200
Federal Home Loan Mortgage Corp.
       5.750% due 03/15/09                              6,625            6,052
Federal National Mortgage Association
       5.625% due 05/14/04                              1,950            1,863
Federal National Mortgage Association
    Zero Coupon due 06/ 01/17                           6,400            1,861
                                                                     ---------
                                                                         9,976
                                                                     ---------
United States Government Treasuries - 10.3%
United States Treasury Bonds
    Principal Strip
       9.125% due 05/15/18                              1,570              454
       8.000% due 11/15/21                              2,589              598


161 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                      Principal        Market
                                                        Amount         Value
                                                        (000)          (000)
                                                          $              $
                                                      ---------      ---------
United States Treasury Bonds
       8.750% due 08/15/20                              1,430            1,733
       8.125% due 05/15/21                              3,500            4,012
       8.000% due 11/15/21                              1,600            1,816
       6.625% due 02/15/27                              4,195            4,158
       3.875% due 04/15/29                                609              569
       6.125% due 08/15/29                              2,439            2,325
United States Treasury Interest Only Strips
       37.234% due 02/15/ 15                            1,250              447
United States Treasury Notes
       6.250% due 04/30/01                                650              651
       5.250% due 05/31/01                              1,900            1,876
       5.625% due 09/30/01                              5,286            5,233
       6.000% due 08/15/04                              5,635            5,547
       7.875% due 11/15/04                                850              899
       7.500% due 02/15/05                              8,950            9,335
       3.375% due 01/15/07                              2,722            2,565
       3.625% due 01/15/08                              1,919            1,828
       3.875% due 01/15/09                              5,282            5,103
       5.780% due 05/15/09                              1,550              827
       6.000% due 08/15/09                              8,061            7,808
United States Treasury Principal Strip
    Zero Coupon due 02/ 15/07                             725              452
                                                                     ---------
                                                                        58,236
                                                                     ---------
Yankee Bonds - 2.7%
Abbey National PLC
       7.950% due 10/26/29                                620              618
Amatek Industries Pty, Ltd.
       12.000% due 02/15/08                                70               64
Amvescap PLC
       6.600% due 05/15/05                                925              830
App Global Finance, Ltd. (b)
       9.961% due 10/04/01                              2,650            2,226
Asia Pulp & Paper Finance IX, Ltd.
       9.060% due 10/04/01                              1,200              996
Colt Telecom Group PLC
    Step-Up Bond
    Zero Coupon due 12/ 15/06                             600              528
Edperbrascan Corp.
       7.125% due 12/16/03                                925              887
Empresa Nacional de Electricidad SA
       7.325% due 02/01/37                                350              321
Glencore Nickel Party, Ltd.
       9.000% due 12/01/14                                305              255
Grupo Iusacell SA de CV
       10.000% due 07/15/04                               750              713
Grupo Televisa SA Step-Up Bond
       13.250% due 05/15/ 08 (b)                        1,125            1,027
Hyundai Semiconductor America, Inc.
       8.625% due 05/15/07                                360              298
Korea Electric Power Corp.
       7.000% due 02/01/27                                305              283
Mexico (United Mexican States)
       6.903% due 12/31/19 (b)                          2,700            2,528
National Power Corp.
       9.625% due 05/15/28                                 75               67
National Westminster Bank PLC
       7.750% due 04/29/49 (e)                            600              577
Peru, Republic of
       6.813% due 03/08/27                                 25               18
Quebec, Province of
       7.500% due 09/15/29                                800              775
Royal Caribbean Cruises, Ltd.
       7.500% due 10/15/27                              1,400            1,255
RSL Communications PLC
       12.000% due 11/01/08                                50               50
RSL Communications PLC Step-Up Bond
    Zero Coupon due 03/ 01/08 (b)                         450              279
St. George Bank, Ltd.
       7.150% due 10/01/05                                700              671
Wolters Kluwer
       5.500% due 09/22/06                                190              188
                                                                     ---------
                                                                        15,454
                                                                     ---------
Total Long-Term Investments
(cost $611,206)                                                        598,423
                                                                     ---------
                                                     Notional
                                                      Amount
                                                      (000)
                                                        $
                                                    ---------
Options Purchased - 0.0%
United States Treasury Bills (c)
    Apr 99.16 Call                                        550               13
    May 100.66 Call                                     3,700                9
United States Treasury Notes (c)
    Feb 99.21 Call                                      1,939                3
    Feb 98.73 Call                                      2,317                5
                                                                     ---------
Total Options Purchased
(cost $110)                                                                 30
                                                                     ---------


                                                     Multistrategy Bond Fund 162

Multistrategy Bond Fund

                                                               December 31, 1999

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
                                                    ---------        ---------
Preferred Stocks - 0.7%
American Restaurant Group, Inc.                                              8
Australia & New Zealand Banking Group, Ltd.                 5              132
California Federal Preferred Capital Corp.                 19              422
Equity Office Properties Trust Series B                    18              702
Global Crossing Holdings, Ltd.                             10            1,004
Granite Broadcasting Corp.                                                  35
Paxson Communications Corp.                                                408
Pinto Totta International Finance, Ltd.                     1            1,182
                                                                     ---------
Total Preferred Stocks
(cost $4,255)                                                            3,893
                                                                     ---------

                                                    Principal          Market
                                                      Amount           Value
                                                      (000)            (000)
                                                        $                $
                                                    ---------        ---------
Short-Term Investments - 13.3%
American Express Credit Corp. 1&2
       5.150% due 01/19/00                              2,800            2,792
Bank of Tokyo Mitsubishi, Ltd.
       5.937% due 02/18/00                              6,000            6,000
Citibank Service Time Deposit
     Zero Coupon due 02/22/00 (a)                          80               81
Federal Home Loan Bank Corp.
    Discount Note
       5.480% due 02/04/00 (a)                            483              477
Federal Home Loan Mortgage Corp.
    Discount Note
       5.510% due 01/14/00 (a)                            360              356
       5.170% due 01/21/00 (a)                          1,000              997
       5.480-5.600% due 01/25/00 (a)                    6,080            6,052
       5.700% due 01/31/00 (a)                            100              100
       5.750% due 03/20/00                                100               99
       5.760% due 03/27/00                                 25               25
       5.630% due 05/31/00                                100               98
Federal National Mortgage Association
    Discount Notes
       5.750% due 02/03/00 (a)                            404              398
       5.710% due 02/07/00 (a)                            200              197
       5.610% due 02/14/00                                170              169
       5.750% due 04/12/00                                135              133
       5.710% due 05/03/00                                190              186
       5.795% due 05/04/00 (a)                            400              392
       5.470% due 05/11/00                                100               98
       5.891% due 10/27/00                                296              282
Federal National Mortgage Association
    Discount Notes
       5.632% due 03/02/00                                152              151
       5.615% due 03/09/00(f)                             100               99
Ford Motor Credit Co.
    Zero Coupon due 01/19/00 (a)                          425              420
Frank Russell Investment Company Money
    Market Fund, due on demand (a)                     46,839           46,839
General Electric Capital Corp.
    Discount Note
       5.950% due 01/19/00 (a)                          1,922            1,897
Household Finance Corp.
       6.000% due 01/19/00 (a)                          2,735            2,726
Morgan Stanley Dean Witter
       5.980-6.040% due 01/19/00 (a)                    2,992            2,982
Salomon, Inc.
       1,000% due 03/16/00                                 45               46
United States Treasury Bills (a)(f)(g)
       4.710-4.980% due 02/17/00                          290              287
United States Treasury Notes
       5.500% due 02/29/00 (a)(f)                       1,030            1,030
                                                                     ---------
Total Short-Term Investments
(cost $75,090)                                                          75,409
                                                                     ---------


163 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
                                                    ---------        ---------
Warrants - 0.0%
American Mobile Satellite Corp.                                              1
                                                                     ---------
Total Warrants
(cost $1)                                                                    1
                                                                     ---------
Total Investments - 119.6%
(cost $690,662)                                                        677,756

Other Assets and Liabilities,
Net - (19.6%)                                                         (111,139)
                                                                     ---------

Net Assets - 100.0%                                                    566,617
                                                                     =========

*     Each contract represents $100,000 notional value.
(a)   At amortized cost, which approximates market.
(b)   Adjustable or floating rate security.
(c)   Nonincome-producing security.
(d)   Forward commitment.
(e)   Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g)   Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:

CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Columbian peso
CZK - Czech koruna
DKK - Danish krone
EUR - Euro currency
GBP - British pound sterling
GRD - Greek drachma
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
SEK - Swedish krona
SKK - Slovakian koruna
THB - Thailand baht
TRL - Turkish lira
USD - U.S. dollar
ZAR - South African rand

  See accompanying notes which are an integral part of the financial statements.


                                                     Multistrategy Bond Fund 164

Multistrategy Bond Fund

                                                               December 31, 1999

                                                                    Unrealized
                                                     Number        Appreciation
                                                       of         (Depreciation)
                                                    Contracts*         (000)
                                                    ----------    --------------
Futures Contracts

Long Positions
Eurodollar
    expiration date 09/00                                  77        $    (138)
    expiration date 12/00                                  60              (71)
United States Treasury Bond
    expiration date 03/00                                   5               (4)
United States Treasury 10 Year Note
    expiration date 03/00                                 338             (567)
Short Positions
United States Treasury Bond
    expiration date 03/00                                   5               11
United States Treasury 5 Year Note
    expiration date 03/00                                  12               16
United States Treasury 10 Year Note
    expiration date 03/00                                  49              105
                                                                     ---------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts                                                        $    (648)
                                                                     =========

                                                     Notional          Market
                                                      Amount           Value
                                                      (000)            (000)
                                                        $                $
                                                    ---------        ---------
Options Written

Eurodollar Mid Curve 1 Year Futures*
    Dec 93.50 Put                                         143               84
Eurodollar Futures*
    Dec 93.50 Put                                          38               22
Government National Mortgage Association*
    Feb 97.98 Call                                      2,810                9
    Feb 97.61 Call                                      3,279               12
United States Treasury Bills*
    Apr 103.16 Call                                       550               --
    May 104.66 Call                                     3,700                1
    Apr 95.06 Put                                         550                1
    May 97.28 Put                                       3,700               64
United States Treasury Bonds*
    Feb 93.84 Put                                       2,700              152
    Feb 93.80 Put                                       2,700              150
United States Treasury Bond Futures*
    Feb 98.00 Call                                        227               14
    Jan 91.00 Put                                           9                3
    Feb 90.00 Put                                         218              221
                                                                     ---------
Total Liability for Options Written
    (premium received $411)                                                733
                                                                     =========

See accompanying notes which are an integral part of the financial statements.


165 Multistrategy Bond Fund

Multistrategy Bond Fund

                                                               December 31, 1999

Foreign Forward Currency Exchange Contracts

                                                      Unrealized
 Contracts to   In Exchange                          Appreciation
   Deliver          For                             (Depreciation)
    (000)          (000)        Settlement Date          (000)
-------------  -------------    ---------------     -------------
USD       190  ARS       196       05/03/00         $           3
USD        70  BRL       129       01/24/00                     2
USD        65  BRL       129       02/14/00                     6
USD        24  BRL        49       06/05/00                     2
USD       170  CLP    94,563       02/02/00                     8
USD        45  CNY       376       02/22/00                    --
USD        45  CNY       377       02/28/00                    --
USD        30  CNY       251       03/03/00                    --
USD        14  CNY       117       03/03/00                    --
USD        25  COP    47,575       01/11/00                    --
USD       173  COP   334,236       02/07/00                     2
USD       145  CZK     5,063       02/08/00                    (3)
USD        14  EUR        13       01/21/00                    (1)
USD        14  EUR        13       01/21/00                    (1)
USD        18  EUR        18       01/21/00                    (1)
USD        21  EUR        20       01/21/00                    (1)
USD        21  EUR        20       01/21/00                    (1)
USD        17  GRD     5,356       02/24/00                    --
USD       296  GRD    95,401       11/06/00                    (9)
USD        58  HUF    14,898       03/03/00                    --
USD       260  HUF    65,533       05/04/00                    (7)
USD        65  IDR   443,950       01/24/00                    (2)
USD        15  IDR   101,925       02/15/00                    --
USD        45  IDR   318,519       02/15/00                     1
USD        10  IDR    72,150       02/28/00                    --
USD        20  IDR   142,600       03/20/00                    --
USD        35  IDR   248,605       03/20/00                    --
USD        80  ILS       346       06/06/00                     2
USD       170  INR     7,446       01/13/00                     1
USD        10  INR       439       03/03/00                    --
USD        14  JPY     1,415       01/21/00                    --
USD        22  KES     1,639       03/24/00                    --
USD       125  KRW   148,563       01/26/00                     6
USD        50  KRW    57,963       03/03/00                     1
USD        10  KRW    11,305       03/03/00                    --
USD        40  KRW    45,800       03/09/00                    --
USD       100  MXN     1,000       05/17/00                     1
USD        25  MXN       262       10/03/00                    --
USD       210  MXN     2,297       11/08/00                     7
USD        34  MXN       365       12/29/00                    --
USD        35  MXN       380       12/29/00                    --
USD       168  PEN       600       02/08/00                     1
USD       300  PHP    12,135       02/07/00                    --
USD        15  PHP       621       02/24/00                    --
USD       150  PLN       652       02/04/00                     6
USD       150  PLN       668       05/04/00                     6
USD       253  SKK    10,729       02/04/00                    (1)
USD        46  SKK     1,960       02/14/00                    --
USD        15  SKK       648       03/16/00                    --
USD        35  THB     1,351       02/17/00                     1
USD        30  THB     1,159       03/17/00                     1
USD        50  THB     1,901       03/21/00                    --
ARS        30  USD        30       02/04/00                    --
COP    84,465  USD        45       01/11/00                    --
COP        42  USD    81,236       02/07/00                    --
DKK     4,995  USD       684       01/21/00                     7
EUR        93  USD        94       01/21/00                    --
EUR       168  USD       177       01/21/00                     8
EUR       153  USD       162       01/21/00                     7
EUR       189  USD       199       01/21/00                     9
EUR        49  USD        51       01/21/00                     2
EUR       464  USD       489       01/21/00                    20
EUR        24  USD        25       01/21/00                     1
EUR         2  USD         2       01/21/00                    --
EUR        47  USD        49       01/21/00                     2
EUR        34  USD        35       01/21/00                     1
EUR        10  USD        10       01/21/00                    --
EUR        55  USD        57       01/21/00                     2
EUR        13  USD        13       01/21/00                    --
EUR        24  USD        25       01/21/00                    --
EUR       525  USD       537       01/21/00                     7
EUR       105  USD       107       01/21/00                     1
EUR        19  USD        19       01/21/00                    --
EUR        40  USD        41       01/21/00                    --
EUR         5  USD         5       01/21/00                    --
EUR         5  USD         5       01/21/00                    --
EUR         5  USD         5       01/21/00                    --
EUR     2,633  USD     2,699       01/21/00                    43
EUR        21  USD        22       01/21/00                    --
EUR         5  USD         5       01/21/00                    --
EUR        15  USD        15       01/21/00                    --
EUR        85  USD        87       01/21/00                     1
EUR        28  USD        28       01/21/00                    --
EUR       240  USD       254       02/04/00                    12
EUR       137  USD       145       02/08/00                     6
EUR        44  USD        46       02/14/00                     2
EUR        17  USD        16       02/24/00                    (1)
EUR        15  USD        15       03/16/00                    --
GBP        12  USD        19       01/21/00                    --
GBP        83  USD       133       01/21/00                    (1)
GBP       113  USD       180       01/21/00                    (1)
GBP        37  USD        60       01/21/00                    --
GBP        20  USD        32       01/21/00                    --
GBP        10  USD        16       01/21/00                    --

  See accompanying notes which are an integral part of the financial statements.


                                                     Multistrategy Bond Fund 166

Multistrategy Bond Fund

                                                               December 31, 1999

Foreign Forward Currency Exchange Contracts

                                                      Unrealized
 Contracts to   In Exchange                          Appreciation
   Deliver          For                             (Depreciation)
    (000)          (000)        Settlement Date          (000)
-------------  -------------    ---------------     -------------
JPY     3,919  USD        38       01/21/00         $          --
JPY     1,552  USD        15       01/21/00                    --
JPY     9,235  USD        90       01/21/00                    --
JPY       881  USD         9       01/21/00                    --
JPY     1,452  USD        14       01/21/00                    --
JPY       581  USD         6       01/21/00                    --
JPY     1,543  USD        15       01/21/00                    --
JPY     1,268  USD        12       01/21/00                    --
JPY     2,006  USD        20       01/21/00                    --
JPY     1,540  USD        15       01/21/00                    --
MXN       440  USD        44       05/17/00                    (1)
MXN       560  USD        56       05/17/00                    --
MXN       327  USD        31       11/08/00                    --
PHP     1,808  USD        44       02/07/00                    (1)
PLN       160  USD        37       02/04/00                    (1)
PLN       161  USD        37       02/04/00                    (1)
SEK     1,788  USD       212       01/21/00                     2
                                                    -------------
                                                    $         156
                                                    =============

See accompanying notes which are an integral part of the financial statements.


167 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)

                                                                                                       December 31, 1999

Assets
Investments at market (identified cost $690,662) ..........................................................    $ 677,756
Unrealized appreciation on forward foreign currency exchange contracts ....................................          189
Receivables:
   Dividends and interest .................................................................................        6,158
   Investments sold (regular settlement) ..................................................................        3,258
   Investments sold (delayed settlement) ..................................................................        9,102
   Fund shares sold .......................................................................................        1,687
   Daily variation margin on futures contracts ............................................................           26
Prepaid expenses ..........................................................................................            3
                                                                                                               ---------

     Total assets .........................................................................................      698,179

Liabilities
Payables:
   Investments purchased (regular settlement) ................................................    $   8,878
   Investments purchased (delayed settlement) ................................................      120,157
   Fund shares redeemed ......................................................................        1,355
   Accrued fees to affiliates ................................................................          109
   Other accrued expenses ....................................................................          141
   Daily variation margin on futures contracts ...............................................          156
Unrealized depreciation on forward foreign currency exchange contracts .......................           33
Options written, at market value (premiums received $411) ....................................          733
                                                                                                  ---------

     Total liabilities ....................................................................................      131,562
                                                                                                               ---------

Net Assets ................................................................................................    $ 566,617
                                                                                                               =========

Net Assets Consist of:
Undistributed net investment income .......................................................................    $      58
Accumulated net realized gain (loss) ......................................................................      (25,681)
Unrealized appreciation (depreciation) on:
   Investments ............................................................................................      (12,906)
   Futures contracts ......................................................................................         (648)
   Options written ........................................................................................         (322)
   Foreign currency-related transactions ..................................................................          160
Shares of beneficial interest .............................................................................          599
Additional paid-in capital ................................................................................      605,357
                                                                                                               ---------

Net Assets ................................................................................................    $ 566,617
                                                                                                               =========

Net Asset Value, offering and redemption price per share:
   Class C ($6,666,102 divided by 703,860 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................    $    9.47
                                                                                                               =========
   Class E ($3,248,139 divided by 342,872 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................    $    9.47
                                                                                                               =========
   Class S ($556,702,787 divided by 58,861,208 shares of $.01 par value
     shares of beneficial interest outstanding) ...........................................................    $    9.46
                                                                                                               =========

  See accompanying notes which are an integral part of the financial statements.


                                                     Multistrategy Bond Fund 168

Multistrategy Bond Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
   Interest ..........................................................       $ 33,288
   Dividends from Money Market Fund ..................................          3,945
   Dividends .........................................................            703
                                                                             --------

      Total investment income ........................................         37,936

Expenses
   Advisory fees .......................................      $  3,380
   Administrative fees .................................           288
   Custodian fees ......................................           387
   Distribution fees - Class C .........................            24
   Transfer agent fees .................................           668
   Professional fees ...................................            37
   Registration fees ...................................           110
   Shareholder servicing fees - Class C ................             8
   Shareholder servicing fees - Class E ................             8
   Trustees' fees ......................................             7
   Miscellaneous .......................................            57
                                                              --------

   Expenses before reductions ..........................         4,974
   Expense reductions ..................................          (327)
                                                              --------

      Expenses, net ..................................................          4,647
                                                                             --------

Net investment income ................................................         33,289
                                                                             --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................       (21,697)
   Futures contracts ...................................        (2,837)
   Options written .....................................           307
   Foreign currency-related transactions ...............            25        (24,202)
                                                              --------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................       (13,250)
   Futures contracts ...................................          (123)
   Options written .....................................          (472)
   Foreign currency-related transactions ...............           165        (13,680)
                                                              --------       --------

Net realized and unrealized gain (loss) ..............................        (37,882)
                                                                             --------

Net increase (decrease) in net assets from operations ................       $ (4,593)
                                                                             ========

See accompanying notes which are an integral part of the financial statements.


169 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Changes in Net Assets

Amounts in thousands                                    Years Ended December 31,

                                                                         1999            1998
                                                                      ---------       ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................      $  33,289       $  29,477
   Net realized gain (loss) ....................................        (24,202)         10,515
   Net change in unrealized appreciation (depreciation) ........        (13,680)         (6,774)
                                                                      ---------       ---------

      Net increase (decrease) in net assets from operations ....         (4,593)         33,218
                                                                      ---------       ---------

Distributions
   From net investment income
      Class C ..................................................           (148)             --
      Class E ..................................................           (173)            (43)
      Class S ..................................................        (32,695)        (29,983)
   From net realized gain
      Class E ..................................................             (2)            (48)
      Class S ..................................................           (430)        (11,829)
                                                                      ---------       ---------

         Net decrease in net assets from distributions .........        (33,448)        (41,903)
                                                                      ---------       ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions         54,301         121,730
                                                                      ---------       ---------

Total net increase (decrease) in net assets ....................         16,260         113,045

Net Assets
   Beginning of period .........................................        550,357         437,312
                                                                      ---------       ---------
   End of period (including undistributed net investment
      income of $58 and accumulated distributions in excess of
      net investment income of $350, respectively) .............      $ 566,617       $ 550,357
                                                                      =========       =========

  See accompanying notes which are an integral part of the financial statements.


                                                     Multistrategy Bond Fund 170

Multistrategy Bond Fund

Financial Highlights - Class C

The following table includes selected data for a share oustanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                      ---------
Net Asset Value, Beginning of Period ......................           $   10.14
                                                                      ---------

Income From Operations
  Net investment income (a) ...............................                 .42
  Net realized and unrealized gain (loss) .................                (.63)
                                                                      ---------

    Total income from operations ..........................                (.21)
                                                                      ---------

Distributions
  From net investment income ..............................                (.45)
  From net realized gain ..................................                (.01)
                                                                      ---------

    Total distributions ...................................                (.46)
                                                                      ---------

Net Asset Value, End of Period ............................           $    9.47
                                                                      =========

Total Return (%)(b) .......................................               (2.10)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ................               6,666

  Ratios to average net assets (%)(c):
    Operating expenses, net ...............................                1.80
    Operating expenses, gross .............................                1.84
    Net investment income .................................                4.80

  Portfolio turnover rate (%) .............................              134.11

*     For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


171 Multistrategy Bond Fund

Multistrategy Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share oustanding throughout each period and other performance information derived from the financial statements.

                                                      Years Ended December 31,
                                                     --------------------------
                                                       1999             1998*
                                                     ---------        ---------
Net Asset Value, Beginning of Period ..........      $   10.10        $   10.30
                                                     ---------        ---------

Income From Operations
   Net investment income (a) ..................            .56              .16
   Net realized and unrealized gain (loss) ....           (.66)             .07
                                                     ---------        ---------

      Total income from operations ............           (.10)             .23
                                                     ---------        ---------

Distributions
   From net investment income .................           (.52)            (.20)
   From net realized gain .....................           (.01)            (.23)
                                                     ---------        ---------

      Total distributions .....................           (.53)            (.43)
                                                     ---------        ---------

Net Asset Value, End of Period ................      $    9.47        $   10.10
                                                     =========        =========

Total Return (%)(b) ...........................          (1.08)            1.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...          3,248            2,610

   Ratios to average net assets (%)(c):
      Operating expenses, net .................           1.05               --
      Operating expenses, gross ...............           1.11               --
      Net investment income ...................           5.54               --

   Portfolio turnover rate (%) ................         134.11           334.86

*     For the period September 11, 1998 (commencement of sale) to December 31,
      1998.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.


                                                     Multistrategy Bond Fund 172

Multistrategy Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share oustanding throughout each period and other performance information derived from the financial statements.

                                                                      Years Ended December 31,
                                                 --------------------------------------------------------------------
                                                   1999           1998           1997           1996           1995
                                                 --------       --------       --------       --------       --------
Net Asset Value, Beginning of Period ......      $  10.11       $  10.26       $  10.11       $  10.25       $   9.29
                                                 --------       --------       --------       --------       --------

Income From Operations
   Net investment income (a) ..............           .57            .60            .60            .61            .65
   Net realized and unrealized gain (loss)           (.65)           .08            .33           (.12)           .97
                                                 --------       --------       --------       --------       --------

      Total income from operations ........          (.08)           .68            .93            .49           1.62
                                                 --------       --------       --------       --------       --------

Distributions
   From net investment income .............          (.56)          (.60)          (.61)          (.62)          (.66)
   From net realized gain .................          (.01)          (.23)          (.17)          (.01)            --
                                                 --------       --------       --------       --------       --------

      Total distributions .................          (.57)          (.83)          (.78)          (.63)          (.66)
                                                 --------       --------       --------       --------       --------

Net Asset Value, End of Period ............      $   9.46       $  10.11       $  10.26       $  10.11       $  10.25
                                                 ========       ========       ========       ========       ========

Total Return (%) ..........................          (.81)          6.79           9.50           4.97          17.92

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       556,703        547,747        437,312        305,428        218,765

   Ratios to average net assets (%):
      Operating expenses, net .............           .80            .80            .80            .81            .85
      Operating expenses, gross ...........           .86            .81            .83            .88            .89
      Net investment income ...............          5.79           5.76           5.93           6.19           6.61

   Portfolio turnover rate (%) ............        134.11         334.86         263.75         145.38         142.26

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


173 Multistrategy Bond Fund

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements

December 31, 1999

1.    Organization

      Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, (one of which has not yet commenced operations) referred to as "Funds." These financial statements report on ten Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

      On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to the Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,262,776 and $163,684,403, respectively.

      In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 1999:

                                   Undistributed      Accumulated Net
                                   Net Investment      Realized Gain         Additional
                                       Income              (Loss)          Paid-in Capital
                                   --------------     ---------------      ---------------
      Short Term Bond Fund            $42,226           $(9,588,387)         $9,546,161

2.    Significant Accounting Policies

      The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

      Security valuation: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

      International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

      Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

      The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.


                                               Notes to Financial Statements 174

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

      Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

      It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Funds listed below incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ended December 31, 2000.

                                                               Deferred Net
                                                                 Realized
                                                                  Capital
                                                                  Losses
                                                               ------------
      Real Estate Securities                                    $4,344,347
      Short Term Bond                                              283,698
      Diversified Bond                                           2,227,479
      Multistrategy Bond                                         6,282,764

      At December 31, 1999, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                    12/31/01        12/31/02            12/31/03           12/31/04
                                  -----------     ------------       ------------       -------------
      Emerging Markets            $        --     $         --       $ (2,887,175)      $    (348,806)
      Real Estate Securities               --               --                 --                  --
      Short Term Bond              (4,813,748)      (5,161,817)        (2,834,049)         (1,947,924)
      Diversified Bond                     --               --                 --                  --
      Multistrategy Bond                   --               --                 --                  --

                                    12/31/05        12/31/06            12/31/07            Totals
                                  -----------     ------------       ------------       -------------
      Emerging Markets            $         --    $(56,335,865)      $(26,958,651)      $(86,530,497)
      Real Estate Securities                --      (2,695,613)       (22,446,311)       (25,141,924)
      Short Term Bond                 (574,853)        (51,911)        (3,470,874)       (18,855,176)*
      Diversified Bond                      --              --        (11,070,653)       (11,070,653)
      Multistrategy Bond                    --              --        (17,634,520)       (17,634,520)

* A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (see Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

Capital loss carryforward of $2,107,743 for the International Securities Fund at December 31, 1998 was utilized in the current year.

The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999 are as follows:

                                                                                            Net
                                                      Gross              Gross           Unrealized
                                Federal Tax         Unrealized         Unrealized       Appreciation
                                   Cost            Appreciation      (Depreciation)    (Depreciation)
                              --------------      --------------    --------------     --------------
Diversified Equity            $1,153,852,895      $  489,405,579    $  (49,445,932)    $  439,959,647
Special Growth                   559,248,113         183,933,682       (35,504,423)       148,429,259
Equity Income                    171,771,242          25,119,402        (8,273,892)        16,845,510
Quantitative Equity            1,090,650,923         528,784,941       (58,045,004)       470,739,937
International Securities         838,716,273         333,935,679       (35,087,731)       298,847,948
Emerging Markets                 337,556,870         126,184,485       (25,902,585)       100,281,900
Real Estate Securities           611,206,956          48,343,981       (65,446,544)       (17,102,563)
Short Term Bond                  460,574,009             129,003        (6,128,457)        (5,999,454)
Diversified Bond                 862,198,630           3,173,327       (39,047,531)       (35,874,204)
Multistrategy Bond               693,666,465           3,296,573       (19,207,422)       (15,910,849)


175 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

      Dividends and distributions to shareholders: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

      The following reclassifications have been made to reflect activity for the year ended December 31, 1999:

                                Undistributed    Accumulated
                                Net Investment   Net Realized      Additional
                                    Income        Gain (Loss)    Paid-in Capital
                                --------------   ------------    ---------------
      Diversified Equity          $   704,151     $(1,320,311)    $   616,160
      Special Growth                  757,885        (757,885)             --
      Equity Income                     1,751          (1,751)             --
      Quantitative Equity             121,795        (121,795)             --
      International Securities     (1,445,810)      1,429,017          16,793
      Emerging Markets             (1,011,035)      1,032,522         (21,487)
      Short Term Bond                 (18,986)     (9,054,390)      9,073,376
      Diversified Bond                256,858        (256,858)             --
      Multistrategy Bond              133,944        (133,944)             --

      Expenses: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/ or Classes based on their relative net assets.

      Foreign currency translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

      Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

      It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

      Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.


                                               Notes to Financial Statements 176

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

      The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

      Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1999, are presented on the Statement of Net Assets for the applicable Funds.

      Forward commitments: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Investment in emerging markets: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

      Options: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

      When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

      The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.


177 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

      Futures Contracts: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.    Investment Transactions

      Securities: During the year ended December 31, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                           Purchases                   Sales
                                        ---------------          ---------------
      Diversified Equity                $ 1,521,244,958          $ 1,569,446,810
      Special Growth                        658,486,286              699,090,245
      Equity Income                         293,288,562              349,872,503
      Quantitative Equity                 1,241,536,459            1,331,405,947
      International Securities            1,130,214,027            1,204,341,093
      Emerging Markets                      314,913,984              318,289,477
      Real Estate Securities                233,099,531              183,072,057
      Short-Term Bond                       320,528,572              221,515,031
      Diversified Bond                      296,438,209              293,837,690
      Multistrategy Bond                    270,895,190              259,610,245

      Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                           Purchases                   Sales
                                        ---------------          ---------------
      Short-Term Bond                    $  537,710,748           $  536,585,617
      Diversified Bond                    1,045,345,020              977,100,173
      Multistrategy Bond                    671,701,035              655,613,680

      Written Options Contracts: Fund transactions in written options contracts for the year ended December 31, 1999 were as follows:

      Diversified Bond

                                             Notional Value (1)        Premiums
                                                   (000)               Received
                                             ------------------       ---------
            Outstanding December 31, 1998        $  11,700            $ 167,531
            Opened                                 114,682              902,458
            Closed                                 (55,213)            (585,406)
            Exercised                               (3,950)             (80,719)
            Expired                                (52,137)            (262,726)
                                                 ---------            ---------
            Outstanding December 31, 1999        $  15,082            $ 141,138
                                                 =========            =========

      Multistrategy Bond

                                             Notional Value (1)        Premiums
                                                   (000)               Received
                                             ------------------       ---------
            Outstanding December 31, 1998        $  16,700           $  251,452
            Opened                                 121,084            1,716,897
            Closed                                 (86,782)            (902,523)
            Exercised                               (7,900)            (147,000)
            Expired                                (22,478)            (507,392)
                                                 ---------           ----------
            Outstanding December 31, 1999        $  20,624           $  411,434
                                                 =========           ==========

      (1)   Each $100,000 notional value represents 1 contract.


                                               Notes to Financial Statements 178

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

4.    Related Parties

      Advisor and Administrator: FRIMCo advises and administers all of the Funds which comprise the Investment Company, and advises the Money Market and U.S. Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

      The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of December 31, 1999, $491,099,000 of the Money Market Fund's net assets represents investments by these Funds and $458,871,000 represents the investments of other affiliated Funds not presented herein.

      The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $54,870,565 and $3,792,408, respectively, for the year ended December 31, 1999. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                                            Annual Rate
                                                    ---------------------------
                                                    Advisor       Administrator
                                                    -------       -------------
      Diversified Equity                             0.73%            0.05%
      Special Growth                                 0.90             0.05
      Equity Income                                  0.75             0.05
      Quantitative Equity                            0.73             0.05
      International Securities                       0.90             0.05
      Emerging Markets                               1.15             0.05
      Real Estate Securities                         0.80             0.05
      Short Term Bond                                0.45             0.05
      Diversified Bond                               0.40             0.05
      Multistrategy Bond                             0.60             0.05

      The Advisor has contractually agreed to waive a portion of its combined 0.65% advisory and administrative fees for the Multistrategy Bond Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended December 31, 1999 was $327,074.

      In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the LifePoints Funds (a group of five Fund of Funds which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed above, with the exception of the Equity Income Fund, (the "Underlying Funds") in which the LifePoints Funds invest, expenses from the operation of the LifePoints Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the LifePoints Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any LifePoints Fund, the Advisor will reimburse the respective LifePoint Fund.

      For the year ended December 31, 1999, the special servicing expense charged to the Underlying Funds amounted to:

                                                                         Amount
        Underlying Funds                                                  Paid
      --------------------------------------------------------------------------
      Diversified Equity                                                $135,935
      Special Growth                                                      54,910
      Quantitative Equity                                                137,369
      International Securities                                           123,933
      Emerging Markets                                                    30,586
      Real Estate Securities                                              45,435
      Short Term Bond                                                     35,722
      Diversified Bond                                                    80,328
      Multistrategy Bond                                                  71,281


179 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

      Analytic services: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

      Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the year ended December 31, 1999 were $9,525,224.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

      In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

      Brokerage commissions: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1999 were as follows:

      Diversified Equity            $248,110
      Special Growth                  35,351
      Equity Income                   90,000
      Quantitative Equity             58,576
      International Securities       220,903
      Emerging Markets                55,954

      Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

      Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $30,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended December 31, 1999 were $81,418, and were allocated to each Fund, where appropriate, on a pro rata basis, including 18 other affiliated Funds not presented herein.


                                               Notes to Financial Statements 180

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

5.    Fund Share Transactions

      Share transactions for the year ended December 31, 1999 and the year ended December 31, 1998 were as follows:

                                                                    Shares                        Dollars (000)
                                                         ----------------------------       --------------------------
      Diversified Equity                                     1999             1998             1999            1998
                                                         -----------      -----------       ----------      ----------
         Class S
         Proceeds from shares sold                         8,172,792        9,507,360       $  440,700      $  448,918
         Proceeds from reinvestment of distributions       2,438,734        1,274,778          127,171          59,999
         Payments for shares redeemed                     (8,318,075)      (8,070,726)        (450,865)       (384,259)
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                           2,293,451        2,711,412          117,006         124,658
                                                         -----------      -----------       ----------      ----------

         Class E (a)
         Proceeds from shares sold                           184,280          123,298            9,964           5,595
         Proceeds from reinvestment of distributions          23,961            5,378            1,251             257
         Payments for shares redeemed                       (145,404)         (18,482)          (8,037)           (892)
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                              62,837          110,194            3,178           4,960
                                                         -----------      -----------       ----------      ----------

         Class C (b)
         Proceeds from shares sold                           283,102               --           15,432              --
         Proceeds from reinvestment of distributions          24,102               --            1,252              --
         Payments for shares redeemed                        (34,012)              --           (1,856)             --
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                             273,192               --           14,828              --
                                                         -----------      -----------       ----------      ----------
         Total increase (decrease)                         2,629,480        2,821,606       $  135,012      $  129,618
                                                         ===========      ===========       ==========      ==========

      Special Growth
         Class S
         Proceeds from shares sold                         5,069,523        6,148,876       $  222,630      $  275,513
         Proceeds from reinvestment of distributions         743,772          617,896           34,121          25,944
         Payments for shares redeemed                     (5,387,701)      (5,540,547)        (238,216)       (242,340)
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                             425,594        1,226,225           18,535          59,117
                                                         -----------      -----------       ----------      ----------

         Class E (a)
         Proceeds from shares sold                            96,481           98,025            4,107           4,008
         Proceeds from reinvestment of distributions           6,816            5,154              308             203
         Payments for shares redeemed                       (134,930)         (29,520)          (5,986)         (1,255)
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                             (31,633)          73,659           (1,571)          2,956
                                                         -----------      -----------       ----------      ----------

         Class C (b)
         Proceeds from shares sold                           130,681               --            5,765              --
         Proceeds from reinvestment of distributions           7,607               --              342              --
         Payments for shares redeemed                        (14,078)              --             (629)             --
                                                         -----------      -----------       ----------      ----------
         Net increase (decrease)                             124,210               --            5,478              --
                                                         -----------      -----------       ----------      ----------
         Total increase (decrease)                           518,171        1,299,884       $   22,442      $   62,073
                                                         ===========      ===========       ==========      ==========

(a)   Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.


181 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                      Shares                       Dollars (000)
                                                          -----------------------------      ---------------------------
      Equity Income                                          1999               1998             1999            1998
                                                          -----------        ----------      -----------     -----------
         Class S
         Proceeds from shares sold                          1,558,390         2,229,736      $    62,668     $    93,208
         Proceeds from reinvestment of distributions          487,753           512,914           18,019          20,629
         Payments for shares redeemed                      (3,052,584)       (2,196,713)        (121,986)        (91,318)
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                           (1,006,441)          545,937          (41,299)         22,519
                                                          -----------        ----------      -----------     -----------

         Class E (a)
         Proceeds from shares sold                             20,927            22,270              855             940
         Proceeds from reinvestment of distributions            2,209               547               81              21
         Payments for shares redeemed                         (12,573)          (13,005)            (522)           (543)
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                               10,563             9,812              414             418
                                                          -----------        ----------      -----------     -----------

         Class C (b)
         Proceeds from shares sold                             37,194                --            1,522              --
         Proceeds from reinvestment of distributions            1,899                --               68              --
         Payments for shares redeemed                         (12,211)               --             (479)             --
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                               26,882                --            1,111              --
                                                          -----------        ----------      -----------     -----------
         Total increase (decrease)                           (968,996)          555,749      $   (39,774)    $    22,937
                                                          ===========        ==========      ===========     ===========

      Quantitative Equity
         Class S
         Proceeds from shares sold                         10,418,764        10,401,417      $   468,516     $   411,247
         Proceeds from reinvestment of distributions        3,368,265         1,801,116          146,301          71,013
         Payments for shares redeemed                     (10,546,550)       (8,361,539)        (476,897)       (332,333)
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                            3,240,479         3,840,994          137,920         149,927
                                                          -----------        ----------      -----------     -----------

         Class E (a)
         Proceeds from shares sold                             98,189           135,230            4,483           5,167
         Proceeds from reinvestment of distributions           20,011             7,335              868             292
         Payments for shares redeemed                        (117,457)          (30,285)          (5,392)         (1,234)
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                                  743           112,280              (41)          4,225
                                                          -----------        ----------      -----------     -----------

         Class C (b)
         Proceeds from shares sold                            312,907                --           14,227              --
         Proceeds from reinvestment of distributions           29,988                --            1,297              --
         Payments for shares redeemed                         (39,969)               --           (1,831)             --
                                                          -----------        ----------      -----------     -----------
         Net increase (decrease)                              302,926                --           13,693              --
                                                          -----------        ----------      -----------     -----------
         Total increase (decrease)                          3,544,148         3,953,274      $   151,572     $   154,152
                                                          ===========        ==========      ===========     ===========

(a)   Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.


                                               Notes to Financial Statements 182

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                     Shares                         Dollars (000)
                                                          -----------------------------       ---------------------------
      International Securities                                1999              1998              1999            1998
                                                          -----------       -----------       -----------     -----------
         Class S
         Proceeds from shares sold                          4,491,720         5,496,045       $   289,151     $   326,448
         Proceeds from reinvestment of distributions          642,480           171,775            45,572          10,072
         Payments for shares redeemed                      (5,502,727)       (5,562,388)         (357,980)       (329,404)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                             (368,527)          105,432           (23,257)          7,116
                                                          -----------       -----------       -----------     -----------

         Class E (a)
         Proceeds from shares sold                             45,491            59,331             2,885           3,346
         Proceeds from reinvestment of distributions            3,442               588               245              35
         Payments for shares redeemed                         (47,879)          (10,159)           (3,l02)           (591)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                                1,054            49,760                28           2,790
                                                          -----------       -----------       -----------     -----------

         Class C (b)
         Proceeds from shares sold                            107,715                --             6,967              --
         Proceeds from reinvestment of distributions            4,664                --               329              --
         Payments for shares redeemed                         (11,427)               --              (759)             --
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              100,952                --             6,537              --
                                                          -----------       -----------       -----------     -----------
         Total increase (decrease)                           (266,521)          155,192       $   (16,692)    $     9,906
                                                          ===========       ===========       ===========     ===========

      Emerging Markets
         Class S
         Proceeds from shares sold                         14,900,682        22,508,124       $   140,982     $   221,964
         Proceeds from reinvestment of distributions          281,096           188,272             2,639           2,070
         Payments for shares redeemed                     (15,483,258)      (16,241,312)         (152,294)       (149,675)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                             (301,480)        6,455,084            (8,673)         74,359
                                                          -----------       -----------       -----------     -----------

         Class E (a)
         Proceeds from shares sold                            852,482             4,558             8,575              38
         Proceeds from reinvestment of distributions            1,091                --                13              --
         Payments for shares redeemed                        (353,467)               --            (3,674)             --
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              500,106             4,558             4,914              38
                                                          -----------       -----------       -----------     -----------

         Class C (b)
         Proceeds from shares sold                            147,290                --             1,466              --
         Proceeds from reinvestment of distributions               45                --                --              --
         Payments for shares redeemed                         (16,617)               --              (167)             --
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              130,718                --             1,299              --
                                                          -----------       -----------       -----------     -----------
         Total increase (decrease)                            329,344         6,459,642       $    (2,460)    $    74,397
                                                          ===========       ===========       ===========     ===========

(a)   Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.


183 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                       Shares                        Dollars (000)
                                                           -----------------------------      ---------------------------
      Real Estate Securities                                  1999               1998             1999            1998
                                                           -----------        ----------      -----------     -----------
         Class S
         Proceeds from shares sold                          10,307,873         9,286,206      $   247,786     $   254,637
         Proceeds from reinvestment of distributions         1,500,692         1,114,356           34,444          30,226
         Payments for shares redeemed                       (9,610,223)       (6,759,461)        (227,746)       (178,741)
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                             2,198,342         3,641,101           54,484         106,122
                                                           -----------        ----------      -----------     -----------

         Class E (a)
         Proceeds from shares sold                             378,070            28,391            9,451             715
         Proceeds from reinvestment of distributions            13,837               375              312               9
         Payments for shares redeemed                         (113,177)           (6,530)          (2,588)           (183)
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                               278,730            22,236            7,175             541
                                                           -----------        ----------      -----------     -----------

         Class C (b)
         Proceeds from shares sold                              84,921                --            2,034              --
         Proceeds from reinvestment of distributions             2,678                --               59              --
         Payments for shares redeemed                           (9,550)               --             (227)             --
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                                78,049                --            1,866              --
                                                           -----------        ----------      -----------     -----------
         Total increase (decrease)                           2,555,121         3,663,337      $    63,525     $   106,663
                                                           ===========        ==========      ===========     ===========

      Short-Term Bond
         Class S
         Proceeds from shares sold                          12,497,701         6,088,176      $   229,357     $   112,707
         Shares issued in connection with acquisition
            of Volatility Constrained Bond Fund              8,934,738                --          163,684              --
         Proceeds from reinvestment of distributions         1,023,507           604,269           18,557          11,141
         Payments for shares redeemed                      (11,748,485)       (5,088,094)        (214,600)        (94,296)
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                            10,707,461         1,604,351          196,998          29,552
                                                           -----------        ----------      -----------     -----------

         Class E (c)
         Proceeds from shares sold                             550,310                --           10,084              --
         Proceeds from reinvestment of distributions            14,963                --              271              --
         Payments for shares redeemed                          (84,513)               --           (1,538)             --
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                               480,760                --            8,817              --
                                                           -----------        ----------      -----------     -----------

         Class C (d)
         Proceeds from shares sold                             104,488                --            1,907              --
         Proceeds from reinvestment of distributions             1,225                --               22              --
         Payments for shares redeemed                          (61,555)               --           (1,119)             --
                                                           -----------        ----------      -----------     -----------
         Net increase (decrease)                                44,158                --              810              --
                                                           -----------        ----------      -----------     -----------
         Total increase (decrease)                          11,232,379         1,604,351      $   206,625     $    29,552
                                                           ===========        ==========      ===========     ===========

(a)   Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale of shares) to December 31, 1999.

(d) Share transactions for Class C are for the period March 3, 1999 (commencement of sale of shares) to December 31, 1999



                                               Notes to Financial Statements 184

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                     Shares                          Dollars (000)
                                                          -----------------------------       ---------------------------
      Diversified Bond                                        1999              1998              1999            1998
                                                          -----------       -----------       -----------     -----------
         Class S
         Proceeds from shares sold                         15,223,893        15,009,859       $   346,136     $   355,143
         Proceeds from reinvestment of distributions        1,396,770         1,508,462            31,387          35,660
         Payments for shares redeemed                     (15,825,030)      (11,474,358)         (356,343)       (272,067)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              795,633         5,043,963            21,180         118,736
                                                          -----------       -----------       -----------     -----------

         Class E (a)
         Proceeds from shares sold                            143,481           155,188             3,337           3,757
         Proceeds from reinvestment of distributions            9,869             6,059               226             146
         Payments for shares redeemed                        (186,265)          (67,274)           (4,229)         (1,615)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              (32,915)           93,973              (666)          2,288
                                                          -----------       -----------       -----------     -----------

         Class C (b)
         Proceeds from shares sold                            229,269                --             5,279              --
         Proceeds from reinvestment of distributions            4,803                --               109              --
         Payments for shares redeemed                         (24,874)               --              (564)             --
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              209,198                --             4,824              --
                                                          -----------       -----------       -----------     -----------
         Total increase (decrease)                            971,916         5,137,936       $    25,338     $   121,024
                                                          ===========       ===========       ===========     ===========

      Multistrategy Bond
         Class S
         Proceeds from shares sold                         23,568,739        22,246,273       $   231,504     $   228,942
         Proceeds from reinvestment of distributions        2,582,271         3,444,172            25,159          35,248
         Payments for shares redeemed                     (21,484,524)      (14,104,977)         (210,088)       (145,116)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                            4,666,486        11,585,468            46,575         119,074
                                                          -----------       -----------       -----------     -----------

         Class E (a)
         Proceeds from shares sold                            198,146           253,909             1,968           2,611
         Proceeds from reinvestment of distributions           17,908             8,900               174              90
         Payments for shares redeemed                        (131,598)           (4,393)           (1,294)            (45)
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                               84,456           258,416               848           2,656
                                                          -----------       -----------       -----------     -----------

         Class C (b)
         Proceeds from shares sold                            775,114                --             7,565              --
         Proceeds from reinvestment of distributions           14,479                --               139              --
         Payments for shares redeemed                         (85,733)               --              (826)             --
                                                          -----------       -----------       -----------     -----------
         Net increase (decrease)                              703,860                --             6,878              --
                                                          -----------       -----------       -----------     -----------
         Total increase (decrease)                          5,454,802        11,843,884       $    54,301     $   121,730
                                                          ===========       ===========       ===========     ===========

(a)   Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the year.


185 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued

December 31, 1999

7.    Dividends

      On February 1, 2000, the Board of Trustees declared the following dividends from net investment income payable on February 4, 2000, to shareholders of record on February 2, 2000:

      Diversified Bond - Class S        $0.1138
      Diversified Bond - Class E         0.1089
      Diversified Bond - Class C         0.0950
      Multistrategy Bond - Class S       0.0472
      Multistrategy Bond - Class E       0.0452
      Multistrategy Bond - Class C       0.0393

8.    Beneficial Interest

      As of December 31, 1999, the following Funds had one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                                %         %        %         %
                                              ----      ----      ----      ----
      Diversified Equity - Class E            39.7        --        --        --
      Special Growth - Class E                13.1      12.6        --        --
      Equity Income - Class E                 24.4      19.4      17.5      11.6
      International Securities - Class E      12.4      11.3        --        --
      Emerging Markets - Class E              15.2      14.9        --        --
      Real Estate Securities - Class E        19.6      15.7        --        --
      Short Term Bond - Class C               39.7        --        --        --
      Short Term Bond - Class E               57.7      12.6      11.7        --
      Diversified Bond - Class S              14.9      11.4        --        --
      Diversified Bond - Class E              23.4      14.0      11.8        --
      Multistrategy Bond - Class E            16.2        --        --        --


                                               Notes to Financial Statements 186

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities, Emerging Markets, Real Estate Securities, Short Term Bond, Diversified Bond, and Multistrategy Bond (the "Funds")) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                                  /s/ PricewaterhouseCoopers LLP
Seattle, Washington
February 17, 2000


187 Report of Independent Accountants

Frank Russell Investment Company
Russell Funds

Tax Information

December 31, 1999 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 1999:

                                  Total Long-Term
                                   Capital Gains
                                  ---------------
      Diversified Equity            $112,786,127
      Special Growth                  23,768,197
      Equity Income                   17,340,483
      Quantitative Equity            122,095,136
      International Securities        50,608,759
      Diversified Bond                 2,063,284


                                                             Tax Information 188

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
      Lynn L. Anderson, Chairman
      Paul E. Anderson
      Paul Anton, PhD
      William E. Baxter
      Lee C. Gingrich
      Eleanor W. Palmer

Trustees Emeritus
      George F. Russell, Jr.

Officers
      Lynn L. Anderson, Chairman of the Board and President
      Peter Apanovitch, Manager of Short Term Investment Funds
      Mark E. Swanson, Treasurer and Chief Accounting Officer
      Randall P. Lert, Director of Investments
      Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
      Frank Russell Investment Management Company
      909 A Street
      Tacoma, WA 98402

Consultant
      Frank Russell Company
      909 A Street
      Tacoma, WA 98402

Custodian
      State Street Bank and Trust Company
      Allan Forbes Building
      150 Newport Avenue AFB35
      North Quincy, MA 02171

Office of Shareholder Inquiries
      909 A Street
      Tacoma, WA 98402
      (800) RUSSEL4
      (800) 787-7354

Legal Counsel
      Stradley, Ronon, Stevens & Young, LLP
      2600 One Commerce Square
      Philadelphia, PA 19103-7098

Independent Accountants
      PricewaterhouseCoopers LLP
      1001 4th Avenue Plaza
      Suite 4200
      Seattle, WA 98154

Distributor
      Russell Fund Distributors, Inc.
      909 A Street
      Tacoma, WA 98402

Money Managers
Diversified Equity Fund
      Alliance Capital Management L.P., Minneapolis, MN
      Barclays Global Investors, San Francisco, CA
      Equinox Capital Management, LLC, New York, NY
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      Lincoln Capital Management Company, Chicago, IL
      Marsico Capital Management, LLC, Denver, CO
      Peachtree Asset Management, Atlanta, GA
      Sanford C. Bernstein & Co., Inc., New York, NY
      Suffolk Capital Management, Inc., New York, NY
      Trinity Investment Management Corporation, Boston, MA
      Westpeak Investment Advisors, L.P., Boulder, CO

Special Growth Fund
      Delphi Management, Inc., Boston, MA
      Fiduciary Trust Company International, Inc., New York, NY
      GlobeFlex Capital, L.P., San Diego, CA
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      Sirach Capital Management, Inc., Seattle, WA
      Wellington Management Company, LLP, Boston, MA
      Westpeak Investment Advisors, L.P., Boulder, CO

Equity Income Fund
      Equinox Capital Management, LLC, New York, NY
      Trinity Investment Management Corporation, Boston, MA
      Westpeak Investment Advisors, L.P., Boulder, CO

Quantitative Equity Fund
      Barclays Global Investors, San Francisco, CA
      Franklin Portfolio Associates, LLC, Boston, MA
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      J.P. Morgan Investment Management, Inc., New York, NY

International Securities Fund
      Delaware International Advisers Ltd., London, England
      Fidelity Management Trust Company, Boston, MA
      J.P. Morgan Investment Management, Inc., New York, NY
      Mastholm Asset Management, LLC, Bellevue, WA
      Montgomery Asset Management, LLC, San Francisco, CA
      Oechsle International Advisors, LLC, Boston, MA
      Sanford C. Bernstein & Co., Inc., New York, NY
      The Boston Company Asset Management, Inc., Boston, MA

Emerging Markets Fund
      Foreign & Colonial Emerging Markets Limited, London, England Genesis Asset Managers Limited, London, England
      Nicholas Applegate Capital Management, San Diego, CA
      Sanford C. Bernstein & Co., Inc., New York, NY
      Schroder Investment Management North America Limited,
        New York, NY

This report is prepared from the books and records of the Fund and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


189 Manager, Money Managers and Service Providers

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Real Estate Securities Fund
      AEW Capital Management, L.P., Boston, MA
      Cohen & Steers Capital Management, Inc., New York, NY

Short Term Bond Fund
      BlackRock Financial Management, Inc., New York, NY
      Standish, Ayer & Wood, Inc., Boston, MA
      STW Fixed Income Management California, Santa Barbara, CA

Diversified Bond Fund
      Lincoln Capital Management Company, Chicago, IL
      Pacific Investment Management Company, Newport Beach, CA
      Standish, Ayer & Wood, Inc., Boston, MA

Multistrategy Bond Fund
      Lazard Asset Management, New York, NY
      Miller Anderson & Sherrerd, West Conshohocken, PA
      Pacific Investment Management Company, Newport Beach, CA
      Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Fund and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


                               Manager, Money Managers and Service Providers 190

[LOGO] Russell

Frank Russell Investment Company

909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700
Fax: 253-591-3495

1999 Annual Report

TAX--MANAGED LARGE CAP FUND - CLASS C AND S SHARES

TAX-MANAGED SMALL CAP FUND - CLASS C AND S SHARES

TAX EXEMPT BOND FUND - CLASS C, E AND S SHARES

TAX FREE MONEY MARKET FUND - CLASS S SHARES

DECEMBER 31, 1999

                                                                  --------------
                                                                  [LOGO] Russell
                                                                  --------------

                            Frank Russell Investment
                            Company

                            Frank Russell Investment Company
                            is a "series mutual fund" with 29
                            different investment portfolios.
                            These financial statements report
                            on four Funds, each of which has
                            distinct investment objectives and
                            strategies.

                            Frank Russell Investment
                            Management Company

                            Responsible for overall management
                            and administration of the Funds.

                            Frank Russell Company

                            Consultant to Frank Russell
                            Investment Management Company.

                        Frank Russell Investment Company

                                Tax-Managed Funds

                                  Annual Report

                                December 31, 1999

                                                                            Page

Letter to Our Clients ....................................................    2

Tax-Managed Large Cap Fund ...............................................    3

Tax-Managed Small Cap Fund ...............................................   15

Tax Exempt Bond Fund .....................................................   33

Tax Free Money Market Fund ...............................................   47

Notes to Financial Statements ............................................   60

Report of Independent Accountants ........................................   67

Manager, Money Managers and Service Providers ............................   68

Frank Russell Investment Company - Tax-Managed Funds
Copyright(C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will flactuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

We are pleased to present the Frank Russell Investment Company 1999 Annual Report. This report covers information on four of the Funds and represents our eighteenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 1999, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1998 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Russell Funds and the LifePoints(R) Funds both added Class C shares during 1999, and the Russell Institutional Funds opened Class E shares for investment in May 1999. Additionally, the Tax-Managed Small Cap Fund was opened for investment in November 1999, providing a small cap alternative to the existing tax-managed Russell Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2000 and continuing to earn your support.

Sincerely,


/s/ Lynn L. Anderson.                        /s/ Eric A. Russell

Lynn L. Anderson.                            Eric A. Russell
Chairman of the Board                        President
Frank Russell Investment Company             Frank Russell Investment Management
                                             Company

Tax-Managed Large Cap Fund

Portfolio Management Discussion

december 31, 1999 (Unaudited)

Objective: To provide capital growth on an after tax basis by investing principally in equity securities.

Invests in: US equity securities.

Strategy: The Fund focuses on superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

--------------------------------------------------------------------------------

    [The following was depicted as a mountain chart in the printed material.]

          Dates               Managed Large Cap - C         S&P 5000**
             Inception*               $10,000                  $10,000
             1996                     $10,642                  $10,551
             1997                     $14,019                  $14,079
             1998                     $18,516                  $16,120
             1999                     $21,584                  $21,950
                                      --------------------------------

          Total                       $74,761                  $74,694

                        Yearly periods ended December 31

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Tax-Managed Large Cap Fund - Class S
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                           $11,657             16.57%
Inception                        $21,584             26.87%ss.

--------------------------------------------------------------------------------
                      Tax-Managed Large Cap Fund - Class C
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                           $11,651             16.51%
Inception                        $21,574             26.87%ss.

--------------------------------------------------------------------------------
               Standard & Poors(R) 500 Composite Stock Price Index
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                           $12,114             21.14%
Inception                        $21,950             27.70%ss.


3     Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ending December 31, 1999, the Tax-Managed Large Cap Fund Class S and Class C shares reflected total returns of 16.57% and 16.51%, respectively, as compared to the S&P 500(R) Index gain of 21.14%. In addition to the Fund's strong absolute return, taxable capital gains were negligible for the year relative to other mutual funds.

Portfolio Highlights

The performance of stocks in 1999 was characterized by extreme differences in returns between the various market sectors. Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Unlike the previous four years, the market's advance was much broader across capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. The market was also narrower, however, by economic sector performance, which was mostly reflective of the extreme strength of technology issues. Technology, which gained 77% for the year, dominated other market sectors, as excitement over the Internet created aggressive buying. Other sectors lagged by a wide margin, as value stocks in the Russell 1000(R) Index trailed their growth counterparts by 26 percentage points.

The vast majority of growth and income funds lagged the S&P 500 Index for the year, and Russell's Tax-Managed Large Cap Fund was no exception. After a strong first half of the year, the Fund stumbled as a number of market trends contributed to a weak fourth quarter. Chief among these was the market's strong bias towards Internet technology companies. The Fund's valuation sensitivity led to an underweighting of several of the market's strongest performing issues. These high-priced issues were difficult to rationalize through any fundamental pricing evaluation. Also contributing to the Fund's fourth quarter weakness was a significant price decline in a large holding, Tyco International (1.14% of portfolio at year end), as the stock price tumbled on news of potential accounting irregularities. However, after evaluating the situation, the holding was maintained with some recovery already evident by year end.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
(as a percent of Total Investments)                           December 31, 1999
--------------------------------------------------------------------------------

Microsoft Corp.                                                       5.1%
General Electric Co.                                                  4.2
Cisco Systems, Inc.                                                   3.3
Exxon Mobil Corp. NPV                                                 2.9
Intel Corp.                                                           2.5
Sun Microsystems, Inc.                                                2.5
MCI WorldCom, Inc.                                                    2.4
Lucent Technologies, Inc.                                             2.3
Procter & Gamble Co.                                                  2.2
Wal-Mart Stores, Inc.                                                 2.1

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Current P/E Ratio                                                          26.8x
Portfolio Price/Book Ratio                                                 4.37x
Market Capitalization - $- Weighted Average                           147.49 Bil
Number of Holdings                                                           191

--------------------------------------------------------------------------------
Money Manager                                                      Style
--------------------------------------------------------------------------------

J.P. Morgan Investment Management, Inc.                        Market- Oriented

* The Fund commenced operations on October 7, 1996. Index comparison began November 1, 1996.

** The Standard & Poor's(R) 500 Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++ Tax-Managed Large Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 6, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                   Tax-Managed Large Cap Fund  4

Tax-Managed Large Cap Fund

Statement of Net Assets

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
Common Stocks - 95.0%
Auto and Transportation - 2.4%
CSX Corp.                                                46,200            1,450
Dana Corp.                                               89,800            2,688
Delphi Automotive Systems Corp.                           1,495               24
Eaton Corp.                                              25,500            1,852
Ford Motor Co.                                           49,000            2,618
Goodyear Tire & Rubber Co.                               36,900            1,040
Lear Corp. (a)                                           32,400            1,037
Union Pacific Corp.                                      64,700            2,822
                                                                          ------
                                                                          13,531
                                                                          ------
Consumer Discretionary - 10.1%
Abercrombie & Fitch Co. Class A (a)                      69,600            1,857
AT&T Corp. - Liberty Media Group Class A (a)             32,232            1,829
Best Buy Co. (a)                                          5,500              276
Cendant Corp. (a)                                       115,400            3,065
Circuit City Stores, Inc.                                17,500              789
Dayton Hudson Corp.                                      23,800            1,748
Eastman Kodak Co.                                        42,500            2,816
Extended Stay America, Inc. (a)                           1,700               13
Federated Department Stores, Inc. (a)                    53,500            2,705
Gannett Co., Inc.                                        18,200            1,484
Gap, Inc.                                                83,700            3,850
Home Depot, Inc. (The)                                   72,300            4,957
International Game Technology                            30,200              613
Jones Apparel Group, Inc. (a)                            72,200            1,958
Leggett & Platt, Inc.                                    68,600            1,471
Lowe's Cos., Inc.                                        15,700              938
May Department Stores Co.                                54,500            1,758
McDonald's Corp.                                         39,200            1,580
MediaOne Group, Inc. (a)                                 36,200            2,781
Mirage Resorts, Inc. (a)                                  9,200              141
Pactiv Corp. (a)                                         41,000              436
Service Corp. International                             135,100              937
Starwood Hotels & Resorts Worldwide, Inc.                63,134            1,484
Time Warner, Inc.                                        33,250            2,409
TJX Cos., Inc.                                          156,400            3,197
Wal-Mart Stores, Inc.                                   172,200           11,903
                                                                          ------
                                                                          56,995
                                                                          ------
Consumer Staples - 7.5%
Anheuser-Busch Cos., Inc.                                 2,700              191
Bestfoods                                                17,000              894
Clorox Co. (The)                                         10,400              524
Coca-Cola Co. (The)                                      88,200            5,138
General Mills, Inc.                                      19,800              708
Gillette Co.                                             57,600            2,372
Heinz (H.J.) Co.                                          3,500              139
Kroger Co. (The) (a)                                     93,400            1,763
PepsiCo, Inc.                                            37,000            1,304
Philip Morris Cos., Inc.                                309,900            7,186
Procter & Gamble Co.                                    112,300           12,304
Ralston-Purina Group                                      1,200               33
Safeway, Inc. (a)                                         9,000              320
Sara Lee Corp.                                            7,100              157
Seagram Co., Ltd.                                       192,900            8,668
Unilever NV (a)                                          12,138              661
                                                                          ------
                                                                          42,362
                                                                          ------
Financial Services - 13.3%
AEGON NV                                                  5,681              543
Aetna, Inc.                                              17,000              949
Allstate Corp.                                           54,400            1,306
Ambac Financial Group, Inc.                              31,700            1,654
American International Group, Inc                        15,453            1,671
AON Corp.                                                 1,500               60
Astoria Financial Corp.                                  88,785            2,702
Automatic Data Processing, Inc                           21,900            1,180
Bank of America Corp.                                   107,251            5,383
Bank One Corp.                                          155,800            4,995
Charter One Financial, Inc.                              36,030              689
CIGNA Corp.                                              10,500              846
CIT Group, Inc.                                         172,000            3,634
Citigroup, Inc.                                         135,400            7,523
Commercial Federal Corp.                                  7,500              134
Dime Bancorp, Inc.                                       43,300              655
Equifax, Inc.                                            89,800            2,116
Federal National Mortgage Association                     2,600              162
FINOVA Group, Inc.                                      113,800            4,040
First Data Corp.                                         10,100              498
First Union Corp.                                       188,218            6,176
Greenpoint Financial Corp.                               31,100              741
Hartford Financial Services Group, Inc. (The)            68,800            3,259
Hibernia Corp. Class A                                   56,000              595
Huntington Bancshares, Inc.                               5,600              133
KeyCorp                                                 176,100            3,896
Marsh & McLennan Cos., Inc.                              17,150            1,641
MBIA, Inc.                                               44,800            2,366
Ocwen Financial Corp. (a)                                 3,200               20
Peoples Heritage Financial Group                        100,900            1,513
Provident Financial Group, Inc                            5,900              212
Regions Financial Corp.                                  21,200              531
Ryder System, Inc.                                        3,800               93
Sovereign Bancorp, Inc.                                  12,900               95
Summit Bancorp                                           95,900            2,937
U.S. Bancorp                                            160,800            3,829


5  Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Statement of Net Assets

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

UnumProvident Corp.                                      76,200            2,443
Washington Mutual, Inc.                                 156,025            4,057
                                                                         -------
                                                                          75,277
                                                                         -------
Health Care - 7.7%
ALZA Corp. (a)                                           75,300            2,607
American Home Products Corp.                             72,000            2,840
Amgen, Inc. (a)                                          17,600            1,056
Bausch & Lomb, Inc.                                       4,600              315
Bristol-Myers Squibb Co.                                145,800            9,358
Columbia/HCA Healthcare Corp.                            51,400            1,507
Forest Labs, Inc. (a)                                    32,800            2,015
Genzyme Corp.  (a)                                        7,200              323
Guidant Corp. (a)                                         2,400              113
Human Genome Sciences, Inc. (a)                          13,400            2,044
Johnson & Johnson                                        11,500            1,071
Lilly (Eli) & Co.                                        68,800            4,575
MedImmune, Inc. (a)                                       5,600              928
Medtronic, Inc.                                          32,800            1,195
Merck & Co., Inc.                                        44,200            2,964
PE Corp.                                                 11,500            1,384
Pfizer, Inc.                                             70,200            2,277
Schering-Plough Corp.                                    44,900            1,894
St. Jude Medical, Inc.  (a)                               3,900              120
Tenet Healthcare Corp. (a)                               53,400            1,255
United Healthcare Corp.                                   6,900              366
Warner-Lambert Co.                                       34,800            2,851
Wellpoint Health Networks, Inc. (a)                       8,400              554
                                                                         -------
                                                                          43,612
                                                                         -------
Integrated Oils - 4.6%
Chevron Corp.                                            36,700            3,179
Exxon Mobil Corp. NPV (a)                               200,102           16,121
Lyondell Petrochemical Co.                              152,900            1,949
Royal Dutch Petroleum Co.                                83,900            5,071
                                                                         -------
                                                                          26,320
                                                                         -------
Materials and Processing - 4.9%
Air Products & Chemicals, Inc.                           19,700              661
Alcoa, Inc.                                               3,000              249
Allegheny Technologies, Inc. (a)                         53,900            1,209
B.F. Goodrich Co.                                        46,804            1,287
Dow Chemical Co.                                          1,000              134
Fort James Corp.                                         21,400              586
Georgia-Pacific Group                                    30,400            1,543
Kimberly-Clark Corp.                                     14,700              959
Monsanto Co.                                            191,400            6,819
Reynolds Metals Co.                                      27,700            2,122
Rohm & Haas Co.                                         114,500            4,659
Smurfit-Stone Container Corp. (a)                        13,900              340
Temple-Inland, Inc.                                      15,100              996
Tyco International, Ltd.                                157,306            6,115
USEC, Inc.                                               61,300              429
                                                                         -------
                                                                          28,108
                                                                         -------
Other Energy - 0.9%
BP Amoco PLC - ADR                                       31,880            1,891
Global Marine, Inc. (a)                                  57,500              956
R&B Falcon Corp. (a)                                     10,000              132
Tosco Corp.                                              30,500              829
Ultramar Diamond Shamrock Corp                           67,600            1,534
                                                                         -------
                                                                           5,342
                                                                         -------
Producer Durables - 6.2%
Applied Materials, Inc. (a)                              12,500            1,583
Boston Scientific Corp. (a)                               6,500              142
Deere & Co.                                              41,700            1,809
General Electric Co.                                    151,700           23,476
Honeywell International, Inc. (a)                        87,700            5,059
Lexmark International Group, Inc. Class A (a)             2,700              244
Lockheed Martin Corp.                                    29,800              652
Xerox Corp.                                              84,200            1,910
                                                                         -------
                                                                          34,875
                                                                         -------
Technology - 27.2%
Adobe Systems, Inc.                                       4,000              269
America Online, Inc. (a)                                116,600            8,796
BMC Software, Inc. (a)                                   37,000            2,955
Cisco Systems, Inc. (a)                                 173,750           18,602
Citrix Systems, Inc. (a)                                  7,800              959
Cooper Industries, Inc.                                  47,500            1,921
Dell Computer Corp. (a)                                  74,200            3,780
DoubleClick, Inc. (a)                                     2,500              633
Electronic Data Systems Corp.                            22,200            1,486
EMC Corp. (a)                                            76,600            8,369
Exodus Communications, Inc. (a)                          22,400            1,989
Hewlett-Packard Co.                                      12,300            1,402
Intel Corp.                                             173,900           14,303
International Business Machines Corp.                    89,400            9,655
Lucent Technologies, Inc.                               173,200           12,958
Microsoft Corp. (a)                                     247,500           28,880
Motorola, Inc.                                           27,900            4,108
National Semiconductor Corp. (a)                          5,100              218
Nortel Networks Corp.                                    14,400            1,454
Oracle Systems Corp. (a)                                 55,150            6,177
QUALCOMM, Inc. (a)                                       10,400            1,831
Quantum Corp. DLT & Storage Systems (a)                  10,700              162
Sun Microsystems, Inc. (a)                              182,800           14,144
Texas Instruments, Inc.                                  52,600            5,096


                                                   Tax-Managed Large Cap Fund  6

Tax-Managed Large Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

Yahoo!, Inc. (a)                                          8,700            3,764
                                                                         -------
                                                                         153,911
                                                                         -------
Utilities - 10.2%
Allegheny Energy, Inc.                                   22,400              604
AT&T Corp.                                               91,606            4,649
Bell Atlantic Corp.                                      34,764            2,140
Carolina Power & Light Co.                              110,600            3,366
Columbia Energy Group                                    72,350            4,576
Comcast Corp. Special Class A                            55,000            2,778
DTE Energy Co.                                           16,200              508
Global Crossing, Ltd. (a)                                93,835            4,686
GTE Corp.                                               103,800            7,324
Level 3 Communications, Inc.(a)                           8,100              662
MCI WorldCom, Inc. (a)                                  254,235           13,475
PG&E Corp.                                               65,400            1,341
Pinnacle West Capital Corp.                              10,200              312
SBC Communications, Inc.                                170,566            8,315
Sprint Corp.                                             11,100              747
Sprint Corp. (PCS Group) (a)                              8,150              835
Wisconsin Energy Corp.                                   68,100            1,311
                                                                         -------
                                                                          57,629
                                                                         -------
Total Common Stocks
(cost $400,332)                                                          537,962
                                                                         -------
                                                       Principal
                                                        Amount
                                                         (000)
                                                           $
                                                       ---------
Short-Term Investments - 4.2%
Frank Russell Investment
   Company Money Market Fund,
   due on demand (b)                                     22,788           22,788
United States Treasury Bills
   (b)(c)(d)
   4.660% due 01/20/00                                      900              898
   4.960% due 03/30/00                                      400              395
                                                                         -------
Total Short-Term Investments
(cost $24,081)                                                            24,081
                                                                         -------
Total Investments - 99.2%
(identified cost $424,413)                                               562,043

Other Assets and Liabilities,
Net - 0.8%                                                                 4,266
                                                                         -------

Net Assets - 100.0%                                                      566,309
                                                                         =======

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e)   Real Estate Investment Trust (REIT).

Abbreviations:

ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

See accompanying notes which are an integral part of the financial statements.


7  Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                    Number         Appreciation
                                                      of          (Depreciation)
                                                   Contracts*          (000)
--------------------------------------------------------------------------------

Futures Contracts

S&P 500 Index
   expiration date 03/00                               62            $     270
                                                                     ---------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                                       $     270
                                                                     =========

 See accompanying notes which are an integral part of the financial statements.


                                                   Tax-Managed Large Cap Fund  8

Tax-Managed Large Cap Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $424,413) ......................                   $ 562,043
Receivables:
   Dividends and interest .............................................                         687
   Fund shares sold ...................................................                       3,843
   Daily variation margin on futures contracts ........................                          54
Deferred organization expenses ........................................                           7
Prepaid expenses ......................................................                           2
                                                                                          ---------

      Total assets ....................................................                     566,636

Liabilities
Payables:
   Fund shares redeemed ...............................................     $     166
   Accrued fees to affiliates .........................................            35
   Other accrued expenses .............................................           126
                                                                            ---------

      Total liabilities ...............................................                         327
                                                                                          ---------

Net Assets ............................................................                   $ 566,309
                                                                                          =========

Net Assets Consist of:
Undistributed net investment income ...................................                   $     140
Accumulated  net realized gain (loss) .................................                      (3,329)
Unrealized appreciation (depreciation) on:
   Investments ........................................................                     137,630
   Futures contracts ..................................................                         270
Shares of beneficial interest .........................................                         268
Additional paid-in capital ............................................                     431,330
                                                                                          ---------

Net Assets ............................................................                   $ 566,309
                                                                                          =========

Net Asset Value, offering and redemption price per share:
   Class C ($308,039 divided by 14,553 shares of $.01 par value
      shares of beneficial interest outstanding) ......................                   $   21.17
                                                                                          =========
   Class S ($566,000,564 divided by 26,737,891 shares of $.01 par value
      shares of beneficial interest outstanding) ......................                   $   21.17
                                                                                          =========

See accompanying notes which are an integral part of the financial statements.


9  Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
   Dividends ...........................................                   $ 6,220
   Dividends from Money Market Fund ....................                       371
   Interest ............................................                        53
                                                                           -------

      Total investment income ..........................                     6,644

Expenses
   Advisory fees .......................................     $  2,968
   Administrative fees .................................          212
   Custodian fees ......................................          120
   Transfer agent fees .................................          122
   Professional fees ...................................           28
   Registration fees ...................................          119
   Trustees' fees ......................................            5
   Amortization of deferred organization expenses ......            7
   Miscellaneous .......................................           34
                                                             --------
      Total expenses ...................................                     3,615
                                                                           -------

Net investment income ..................................                     3,029
                                                                           -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................       (2,785)
   Futures contracts ...................................          224       (2,561)
                                                             --------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................       65,388
   Futures contracts ...................................          167       65,555
                                                             --------      -------

Net realized and unrealized gain (loss) ................                    62,994
                                                                           -------

Net increase (decrease) in net assets from operations ..                   $66,023
                                                                           =======

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax-Managed Large Cap Fund  10

Tax-Managed Large Cap Fund

Statement of Change in Net Assets

Amounts in thousands                                    Years Ended December 31,

                                                                            1999           1998
                                                                         ---------      ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income ...........................................     $   3,029      $   1,202
   Net realized gain (loss) ........................................        (2,561)          (729)
   Net change in unrealized appreciation (depreciation) ............        65,555         58,053
                                                                         ---------      ---------

      Net increase (decrease) in net assets from operations ........        66,023         58,526
                                                                         ---------      ---------

Distributions
   From net investment income
      Class C ......................................................            (2)            --
      Class S ......................................................        (2,888)        (1,334)
   From net realized gain
      Class S ......................................................            --            (78)
                                                                         ---------      ---------

         Net decrease in net assets from distributions .............        (2,890)        (1,412)
                                                                         ---------      ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions ...       197,724        138,603
                                                                         ---------      ---------

Total net increase (decrease) in net assets ........................       260,857        195,717

Net Assets
   Beginning of period .............................................       305,452        109,735
                                                                         ---------      ---------
   End of period (including undistributed net investment income of
      $140 and accumulated distributions in excess of net investment
      income of $110, respectively) ................................     $ 566,309      $ 305,452
                                                                         =========      =========

See accompanying notes which are not integral part of the financial statements.


11  Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     ----------

Net Asset Value, Beginning of Period ........................        $    20.92
                                                                     ----------

Income From Operations
   Net investment income (loss)(a)** ........................                --
   Net realized and unrealized gain (loss) ..................               .35
                                                                     ----------

      Total income from operations ..........................               .35
                                                                     ----------

Distributions
   From net investment income ...............................              (.10)
                                                                     ----------

Net Asset Value, End of Period ..............................        $    21.17
                                                                     ==========

Total Return (%)(b) .........................................              2.24

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................            308

   Ratios to average net assets (%)(c):
      Operating expenses ....................................              1.57
      Net investment income (loss) ..........................              (.28)

   Portfolio turnover rate (%) ..............................             48.35

*     For the period December 1, 1999 (commencement of sale) to December 31,
      1999.
**    Less than .01(cent)per share.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                  Tax-Managed Large Cap Fund  12

Tax-Managed Large Cap Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  Years Ended December 31,
                                               -----------------------------------------------------------
                                                   1999            1998            1997            1996*
                                               -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period ......    $     18.26     $     13.90     $     10.61     $     10.00
                                               -----------     -----------     -----------     -----------

Income From Operations
   Net investment income (a) ..............            .14             .10             .08             .03
   Net realized and unrealized gain (loss)            2.88            4.35            3.28             .61
                                               -----------     -----------     -----------     -----------

      Total income from operations ........           3.02            4.45            3.36             .64
                                               -----------     -----------     -----------     -----------

Distributions
   From net investment income .............           (.11)           (.08)           (.07)           (.03)
   From net realized gain .................             --            (.01)             --              --
                                               -----------     -----------     -----------     -----------

      Total distributions .................           (.11)           (.09)           (.07)           (.03)
                                               -----------     -----------     -----------     -----------

Net Asset Value, End of Period ............    $     21.17     $     18.26     $     13.90     $     10.61
                                               ===========     ===========     ===========     ===========

Total Return (%)(b) .......................          16.57           32.08           31.73            6.10

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)        566,001         305,452         109,735          19,931

   Ratios to average net assets (%)(c):
      Operating expenses, net .............            .85             .99            1.00            1.00
      Operating expenses, gross ...........            .85             .99            1.08            2.83
      Net investment income ...............            .71             .61             .92            1.62

   Portfolio turnover rate (%) ............          48.35           50.59           39.23            8.86

* For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.


13 Tax-Managed Large Cap Fund

Tax Small Cap Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide capital growth on an after tax basis by investing principally in equity securities of small capitalization companies.

Invests in: US equity securities.

Strategy: The Fund focuses on superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

--------------------------------------------------------------------------------

    [The following was depicted as a moutain chart in the printed material.]

    Dates          Tax Managed Small Cap Russell Special Small Company Index**

       Inceptions*                  $10,000                $10,000
              1999                  $10,730                $11,342
                                    ------------------------------

Total                               $20,730                $21,342

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Tax-Managed Small Cap Fund - Class S
--------------------------------------------------------------------------------
     Period Ended            Growth of             Total
        12/31/99              $10,000              Return
     ------------            ---------             ------
Inception                     $10,730               7.30%

--------------------------------------------------------------------------------
                      Tax-Managed Small Cap Fund - Class C
--------------------------------------------------------------------------------
     Period Ended            Growth of             Total
        12/31/99              $10,000              Return
     ------------            ---------             ------
Inception                     $10,710               7.10%

--------------------------------------------------------------------------------
                      Russell Special Small Company Index
--------------------------------------------------------------------------------
     Period Ended            Growth of             Total
        12/31/99              $10,000              Return
     ------------            ---------             ------
Inception                     $11,342              13.42%


15 Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

From its November 30, 1999 inception through the year ended December 31, 1999, the Tax-Managed Small Cap Fund Class S and Class C shares returned 7.30% and 7.10%, respectively, as compared to the Russell Special Small Company Index, which gained 13.42%. The Fund's performance reflects its lower exposure to aggressively-valued technology stocks.

Portfolio Highlights

Small capitalization stocks caught up with large cap issues at year end 1999. The Russell 2000(R) Index gained 18.45% in the fourth quarter to bring its annual gain to 21.26%, versus the Russell 1000(R) Index gain of 20.91%. Similar to its large cap counterparts, the performance of small cap stocks was dominated by technology shares, with small cap technology issues up more than 100% for the year. Disappointing security selection results accounted for the Fund's margin of underperformance. However, its underlying cause was tied much more to the disparities in returns being driven by valuation. As managers grew increasingly concerned about overvaluation, their decisions to rotate to more attractively valued alternatives led to significant underexposure to the strongest performing issues, generally the stocks of Internet companies. A consequent tactical value bias in the portfolio had a severe impact on performance results, as price momentum dominated the market.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
(as a percent of Total Investments)                            December 31, 1999
--------------------------------------------------------------------------------

VeriSign, Inc.                                                        1.1%
Biogen, Inc.                                                          0.9
Siebel Systems, Inc.                                                  0.8
Linear Technology Corp.                                               0.8
PMC - Sierra, Inc.                                                    0.7
Harley Davidson, Inc.                                                 0.7
BroadVision, Inc.                                                     0.7
Altera Corp.                                                          0.6
DoubleClick, Inc.                                                     0.6
MicroStrategy, Inc.                                                   0.6

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Current P/E Ratio                                                         19.8x
Portfolio Price/Book Ratio                                                2.87x
Market Capitalization - $- Weighted Average                            3.45 Bil
Number of Holdings                                                          953

--------------------------------------------------------------------------------
Money Manager                                                          Style
--------------------------------------------------------------------------------

Geewax, Terker & Co.                                                  Growth
Geewax, Terker & Co.                                                  Value

* The Fund commenced operations on November 30, 1999. Index comparison began December 1, 1999.
** The Russell Special Small Company Index (the RSMALL Index) is defined as the Russell 3000(R) Index minus the S&P 500(R) Index. Approximately 40% of the RSMALL Index is comprised of the small cap stocks, while the remaining 60% are mid-cap stocks.
++ Tax-Managed Small Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 2, 1999 (commencement of sale) through the current period, Class C paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                  Tax-Managed Small Cap Fund  16

Tax-Managed Small Cap Fund

Statement of Net Assets

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

Common Stocks - 80.0%
Auto and Transportation - 4.1%
A.S.V., Inc. (a)                                               200             3
AAR Corp.                                                      900            16
ABC Rail Products Corp. (a)                                    700             6
AHL Services, Inc. (a)                                         200             4
Airborne Freight Corp.                                       1,800            40
Alaska Air Group, Inc. (a)                                     900            32
Alexander & Baldwin, Inc.                                    1,600            36
American Freightways Corp. (a)                                 600            10
Amtran, Inc. (a)                                               100             2
Arnold Industries, Inc.                                        700            10
Arvin Industries, Inc.                                         900            26
Atlas Air, Inc. (a)                                            400            11
AutoNation, Inc. (a)                                         7,000            65
Avis Rent A Car, Inc. (a)                                      800            20
Bandag, Inc.                                                   600            15
BE Aerospace, Inc. (a)                                         400             3
Borg-Warner Automotive, Inc.                                   800            32
Budget Group, Inc. Class A (a)                               1,000             9
C.H. Robinson Worldwide, Inc.                                1,000            40
Carlisle Cos., Inc.                                          1,000            36
Circle International Group, Inc.                               600            13
Comair Holdings, Inc.                                        1,000            23
Delco Remy International, Inc. (a)                             400             3
Eagle USA Airfreight, Inc. (a)                                 400            17
Florida East Coast Industries, Inc.                          1,000            42
Fritz Companies, Inc. (a)                                      700             7
Frontier Airlines, Inc. NPV (a)                                200             2
Gentex Corp. (a)                                             1,500            42
Group 1 Automotive, Inc. (a)                                   300             4
Harley-Davidson, Inc.                                        3,200           205
Hayes Lemmerz International, Inc. (a)                          400             7
Heartland Express, Inc. (a)                                    300             5
Lancaster Colony Corp.                                       1,300            43
Landstar Systems, Inc. (a)                                     200             8
M.S. Carriers, Inc. (a)                                        300             7
Mascotech, Inc.                                                200             3
Meritor Automotive, Inc.                                       200             4
Mesaba Holdings, Inc. (a)                                      300             3
Midwest Express Holdings, Inc. (a)                             400            13
Monaco Coach Corp. (a)                                         500            13
Myers Industries, Inc.                                         500             8
National R.V. Holdings, Inc. (a)                               200             4
Newport News Shipbuilding, Inc.                                700            19
Northwest Airlines Corp. Class A (a)                           900            20
O'Reilly Automotive, Inc. (a)                                  700            15
Overseas Shipholding Group, Inc.                             1,000            15
Polaris Industries, Inc.                                       500            18
Roadway Express, Inc.                                          400             9
Simpson Industries, Inc.                                       600             7
Superior Industries International, Inc                         700            19
Swift Transportation Co., Inc. (a)                             800            14
Tower Automotive, Inc. (a)                                   1,300            20
Trinity Industries, Inc.                                     1,500            43
USFreightways Corp.                                          1,000            46
Wabash National Corp.                                          900            14
Werner Enterprises, Inc.                                     1,000            14
Winnebago Industries, Inc.                                     300             6
Wisconsin Central Transportation Corp. (a)                   1,500            20
XTRA Corp. (a)                                                 500            21
                                                                        --------
                                                                           1,212
                                                                        --------

Consumer Discretionary - 11.4%
99 Cents Only Stores NPV (a)                                   200             8
Aaron Rents, Inc.                                              500             9
ABM Industries, Inc.                                           400             8
Acclaim Entertainment, Inc. (a)                                800             4
Activision, Inc. (a)                                           800            12
Advo Systems, Inc.  (a)                                        500            12
AMC Entertainment, Inc. (a)                                    400             3
American Eagle Outfitters, Inc. (a)                            400            18
Anchor Gaming (a)                                              200             9
AnnTaylor Stores Corp. (a)                                     500            17
Applebee's International, Inc.                                 600            18
Authentic Fitness Corp.                                        100             2
Aztar Corp.  (a)                                             1,500            16
Bacou USA, Inc. (a)                                            200             3
Bassett Furniture Industries, Inc.                             400             6
Bebe Stores, Inc. (a)                                          100             3
Belo (A.H.) Corp. Class A                                    3,200            61
BJ's Wholesale Club, Inc. (a)                                  300            11
Blyth Industries, Inc. (a)                                     700            17
Bob Evans Farms, Inc.                                        1,400            22
Borders Group, Inc. (a)                                      2,400            39
Bowne & Co., Inc.                                            1,400            19
Boyd Gaming Corp. (a)                                        1,300             8
Buckle, Inc. (The) (a)                                         200             3
Burlington Coat Factory Warehouse Corp.                        600             8
Burns International Services Corp. (a)                         200             2
Callaway Golf Co.                                            2,500            44
Carriage Services, Inc. Class A (a)                            300             2
Catalina Marketing Corp. (a)                                   300            35
Cato Corp. Class A                                             500             6
CDI Corp. (a)                                                  300             7
CEC Entertainment, Inc. (a)                                    600            17
CellStar Corp. (a)                                             700             7
Central Newspapers, Inc. Class A                               500            20
Charles River Associates, Inc. (a)                             200             7
Cheesecake Factory, Inc. (The) (a)                             400            14


17 Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

Cintas Corp.                                                 1,600            85
Claire's Stores, Inc.                                          900            20
Consolidated Graphics, Inc. (a)                                300             4
Consolidated Products, Inc. (a)                                330             3
Copart, Inc. (a)                                               400            17
Cox Radio, Inc. Class A (a)                                    200            20
CSX Auto Corp. (a)                                             400             7
Daisytek International Corp. (a)                               500            12
Dave & Buster's, Inc. (a)                                      200             2
Dendrite International, Inc. (a)                               600            20
DeVry, Inc. (a)                                              1,300            24
Dollar Tree Stores, Inc. (a)                                 1,300            63
Dover Downs Entertainment, Inc.                                300             6
Electronic Arts, Inc. (a)                                    1,400           118
Entercom Communications Corp. (a)                              100             7
Estee Lauder Cos., Class A                                   1,800            91
Ethan Allen Interiors, Inc.                                    900            29
Extended Stay America, Inc. (a)                              2,000            15
Fairfield Communities, Inc. (a)                              1,000            11
Fastenal Co.                                                   600            27
Footstar, Inc. (a)                                             600            18
Fossil, Inc. (a)                                               300             7
Furniture Brands International, Inc. (a)                     1,000            22
Gaylord Entertainment Co.                                      600            18
Genesco, Inc. (a)                                              500             7
Goody's Family Clothing, Inc. (a)                              600             3
GTECH Holdings Corp. (a)                                     1,100            24
Guitar Center, Inc. (a)                                        500             5
Gymboree Corp. (a)                                             800             5
HA-LO Industries, Inc. (a)                                     900             7
Harland (John H.) Co.                                        1,000            18
Harman International Industries, Inc.                          500            28
Harte Hanks Communications                                     300             7
Haverty Furniture Co., Inc.                                    100             1
Hines Horticulture, Inc. (a)                                   500             4
Hollywood Entertainment Corp. (a)                              700            10
Hollywood Park, Inc. (a)                                       800            18
Houghton Mifflin Co.                                           900            38
IHOP Corp. (a)                                                 500             8
Innkeepers USA Trust                                         1,300            11
Insight Enterprises, Inc. (a)                                  400            16
Interim Services, Inc. (a)                                   1,800            45
International Game Technology                                3,300            67
ITT Educational Services, Inc. (a)                             300             5
JAKKS Pacific, Inc. (a)                                        300             6
Journal Register Co. (a)                                       600             9
K-Swiss, Inc. Class A                                          100             2
Kellwood Co.                                                 1,000            19
Kelly Services, Inc. Class A                                   600            15
La-Z-Boy Inc.                                                1,800            30
Lamar Advertising Co. Class A (a)                            1,000            60
Land's End, Inc. (a)                                           100             3
Landry's Seafood Restaurants, Inc. (a)                         900             8
Lason, Inc. (a)                                                400             4
Lee Enterprises, Inc.                                          900            29
Legato Systems, Inc. (a)                                     1,700           117
Libbey, Inc.                                                   500            14
Linens 'N Things, Inc. (a)                                     800            24
Lone Star Steakhouse & Saloon (a)                            1,300            12
Luby's Cafeterias, Inc.                                        800             9
Mandalay Resort Group (a)                                    2,500            50
McClatchy Co. Class A                                          700            30
Media General, Inc. Class A                                    700            36
MemberWorks, Inc. (a)                                          300            10
Men's Wearhouse, Inc., The (a)                                 500            15
MeriStar Hospitality Corp.                                   1,700            27
MGM Grand, Inc. (a)                                            100             5
Michaels Stores, Inc. (a)                                      400            11
Micro Warehouse, Inc. (a)                                    1,400            26
Modis Professional Services, Inc. (a)                        2,800            40
Morrison Management Specialists, Inc.                          300             6
Movado Group, Inc.                                             100             2
Musicland Stores Corp. (a)                                     600             5
Nautica Enterprises, Inc. (a)                                1,200            14
NFO Worldwide, Inc. (a)                                        400             9
NPC International, Inc. (a)                                    200             2
O'Charleys, Inc. (a)                                           200             3
Oakley, Inc. (a)                                               700             4
OfficeMax, Inc. (a)                                          3,700            20
Ogden Corp.                                                    300             4
On Assignment, Inc. (a)                                        200             6
Oshkosh B' Gosh, Inc. Class A                                  300             6
Outback Steakhouse, Inc. (a)                                 1,300            34
Pacific Sunwear of California (a)                              600            19
Papa Johns International, Inc. (a)                             500            13
Paxson Communications Corp. (a)                                600             7
Payless ShoeSource, Inc. (a)                                 1,100            52
Personnel Group of America, Inc. (a)                           800             8
Petco Animal Supplies, Inc. (a)                              1,000            15
PETsMART, Inc. (a)                                           2,500            14
Phillips-Van Heusen Corp.                                      800             7
Pierce Leahy Corp. (a)                                         200             9
Pittston Brink's Group                                       1,400            31
Plantronics, Inc. (a)                                          400            29
Playtex Products, Inc. (a)                                     800            12
Polo Ralph Lauren Corp. Class A (a)                          1,900            32
Pre-Paid Legal Services, Inc. (a)                              500            12
PRIMEDIA, Inc. (a)                                           1,200            20
Provant, Inc. (a)                                              200             5
Quicksilver, Inc. (a)                                          400             6


                                                 Tax-Managed Small Cap Fund   18

Tax--Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

RARE Hospitality International, Inc. NPV (a)                    200            4
Rayovac Corp. (a)                                               600           11
Regis Corp.                                                     600           11
Rent-A-Center, Inc. (a)                                         400            8
Rent-Way, Inc. (a)                                              400            7
Revlon, Inc. Class A (a)                                        400            3
Ruby Tuesday, Inc.                                              800           15
Ryan's Family Steak Houses, Inc. (a)                          1,500           13
Salton, Inc. (a)                                                200            7
Scholastic Corp. (a)                                            500           31
School Specialty, Inc. (a)                                      400            6
Scientific Games Holdings Corp. (a)                             400            7
SCP Pool Corp. (a)                                              200            5
Scripps (E.W.) Co. Class A                                      900           40
ShopKo Stores, Inc. (a)                                       1,000           23
Snyder Communications, Inc. (a)                               1,100           21
Sonic Corp. (a)                                                 400           11
Specialty Equipment Cos., Inc. (a)                              200            5
Speedway Motorsports, Inc. (a)                                  400           11
Starbucks Corp. (a)                                           3,800           92
Starwood Hotels & Resorts Worldwide, Inc.                       700           16
Station Casinos, Inc. (a)                                       500           11
Steinway Musical Instruments, Inc. (a)                          100            2
Stewart Enterprises, Inc. Class A                             3,500           17
Stride Rite Corp. (a)                                         1,100            7
Sturm, Ruger & Co., Inc.                                        700            6
Sunglass Hut International, Inc. (a)                            900           10
Sunterra Corp. (a)                                              800            9
Sylvan Learning Systems, Inc. (a)                             1,200           16
Talbots, Inc.                                                   400           18
TETRA Technologies, Inc. (a)                                    700           11
Tiffany & Co.                                                 1,100           98
Timberland Co. Class A (a)                                      300           16
Toro Co.                                                        400           15
Trans World Entertainment Corp. (a)                             800            8
Trendwest Resorts, Inc. NPV (a)                                 100            2
True North Communications, Inc.                               1,100           49
Unifirst Corp.                                                  400            5
United Natural Foods, Inc. (a)                                  200            2
Urban Outfitters, Inc. (a)                                      200            6
USA Networks, Inc. (a)                                          100            6
Venator Group, Inc. (a)                                       4,900           34
Wackenhut Corp.                                                 300            4
Wackenhut Corrections Corp. (a)                                 200            2
Wallace Computer Services, Inc.                               1,400           23
WestPoint Stevens, Inc.                                         800           14
Westwood One, Inc. (a)                                          700           53
Whitehall Jewellers, Inc. (a)                                   200            7
Wiley (John) & Son Inc. Class A                               1,000           17
Windmere Corp. (a)                                              800           14
WMS Industries, Inc. (a)                                        400            5
Zale Corp. (a)                                                  100            4
                                                                        --------
                                                                           3,325
                                                                        --------
Consumer Staples - 1.9%
Aurora Foods, Inc. (a)                                          500            5
Bush Boake Allen, Inc. (a)                                      200            5
Canandaigua Brands Inc. Class A (a)                             500           26
Casey's General Stores, Inc.                                  1,200           13
Church and Dwight Co., Inc.                                     800           21
Corn Products International, Inc.                             1,400           46
Dean Foods Co.                                                1,400           56
IBP, Inc.                                                     2,600           47
International Home Foods, Inc. (a)                              600           10
Jack in the Box, Inc. (a)                                       900           19
Keebler Foods Co. (a)                                           400           11
McCormick & Co., Inc.                                         2,500           74
Michael Foods, Inc.                                             500           12
Performance Food Group Co. (a)                                  300            7
Pilgrim's Pride Corp.                                           300            2
Ralcorp Holdings, Inc. (a)                                    1,000           20
Riviana Foods, Inc.                                             100            2
Robert Mondavi Corp. Class A (a)                                400           14
Ruddick Corp.                                                 1,000           16
Schweitzer-Mauduit International, Inc.                          500            7
Smucker (J.M.) Co.                                              900           18
Suiza Foods Corp. (a)                                         1,200           48
Universal Corp.                                               1,100           25
Universal Foods Corp.                                         1,600           32
Whitman Corp. NPV                                               900           11
                                                                        --------
                                                                             547
                                                                        --------
Financial Services - 13.0% ACE, Ltd.                          1,000           17
Advanta Corp. Class A                                           800           15
Affiliated Managers Group, Inc. (a)                             400           16
Alexandria Real Estate Equities, Inc. (e)                       500           16
Alleghany Corp. (a)                                             200           37
Alliance Bancorp                                                400            7
Allied Capital Corp. (a)                                      1,700           31
Amcore Financial, Inc.                                        1,000           24
American Annuity Group, Inc.                                    300            5
AmeriCredit Corp. (a)                                         1,500           28
Andover Bancorp, Inc.                                           200            6
Avalonbay Communities, Inc. (e)                               2,300           79
BancorpSouth, Inc.                                            2,000           33
BancWest Corp.                                                1,800           35
Bay View Capital Corp.                                          900           13
Tax-Managed Small Cap Fund


19  Tax--Managed Small Cap Fund

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------

Bedford Property Investors, Inc. (e)                            800           14
BISYS Group, Inc. (a)                                           600           39
BOK Financial Corp. (a)                                         400            8
BRE Properties, Inc.                                          1,600           36
Brown & Brown, Inc.                                             300           11
Camden Property Trust (e)                                     1,500           41
Cathay Bancorp, Inc.                                            400           16
Chelsea GCA Realty, Inc.                                        500           15
Chicago Title Corp.                                             500           23
Chittenden Corp.                                                800           24
Citizens Banking Corp.                                        1,100           24
Colonial BancGroup, Inc.                                      3,400           35
Commerce Bancorp, Inc.                                          800           32
Commerce Bancshares, Inc.                                     2,200           75
Commonwealth Bancorp, Inc.                                      500            8
Community Trust Bancorp, Inc.                                   400            8
Concord EFS, Inc. (a)                                         4,300          110
Conning Corp.                                                   300            3
CORT Business Services Corp. (a)                                400            7
CORUS Bankshares, Inc.                                          300            7
Cullen Frost Bankers, Inc.                                    1,900           49
CVB Financial Corp.                                             200            5
Developers Diversified Realty Corp.                           2,100           27
Dime Community Bancorp, Inc.                                    400            7
Doral Financial Corp.                                           800           10
Downey Financial Corp.                                          700           14
DST Systems, Inc. (a)                                           300           23
Duff & Phelps Credit Rating Co.                                 100            9
E.W. Blanch Holdings, Inc.                                      300           18
Enhance Financial Services Group, Inc.                          900           15
Everest Reinsurance Holdings, Inc.                            1,500           33
F&M National Corp.                                              500           14
F.N.B. Corp.                                                    700           15
Federated Investors, Inc. Class B NPV                         1,200           24
Financial Federal Corp. (a)                                     200            5
Financial Security Assurance Holdings, Ltd.                     700           36
FINOVA Group, Inc.                                            2,100           75
First American Financial Corp.                                2,000           25
First Charter Corp. NPV                                         500            7
First Citizens BancShares, Inc.                                 200           14
First Commonwealth Financial Corp.                            2,100           25
First Federal Capital Corp.                                     500            7
First Financial Bancorp                                         700           15
First Financial Holdings, Inc.                                  400            6
First Indiana Corp.                                             300            7
First Merchants Corp. NPV                                       500           13
First Midwest Bancorp, Inc.                                   1,200           32
First Sentinel Bancorp, Inc.                                  1,800           14
First Tennessee National Corp.                                  200            6
First United Bancshares, Inc.                                   900           12
First Virginia Banks, Inc.                                    1,800           77
First Washington Bancorp, Inc.                                  400            6
Foremost Corp. of America                                       500           14
Foundation Health Systems, Inc. (a)                           3,500           35
Frontier Financial Corp. NPV                                    300            6
Fulton Financial Corp.                                        2,500           45
Gallagher (Arthur J.) & Co.                                     400           26
GBC Bancorp                                                     400            8
Greater Bay Bancorp NPV                                         200            9
Hamilton Bancorp, Inc. (a)                                      300            5
Hancock Holding Co.                                             400           15
Harbor Florida Bancshares, Inc.                                 500            6
Health Care REIT, Inc. (e)                                    1,000           15
Healthcare Realty Trust, Inc. (e)                             1,500           23
Hilb, Rogal & Hamilton Co.                                      300            8
HRPT Properties Trust                                         4,700           42
HSB Group, Inc.                                                 600           20
Hudson United Bancorp NPV                                       800           20
Independence Community Bank Corp.                             2,600           32
Independent Bank Corp.                                          300            4
Interpool, Inc.                                                 500            4
Investors Financial Services Corp.                              300           14
Irwin Financial Corp.                                           200            4
Jack Henry & Assocociates, Inc.                                 300           16
John Nuveen & Co., Inc. Class A                                 100            4
JSB Financial, Inc.                                             300           16
Knight/Trimark Group, Inc. Class A (a)                        1,400           64
Leucadia National Corp.                                       1,500           35
Liberty Financial Cos., Inc.                                    600           14
MAF Bancorp, Inc.                                               900           19
McGrath RentCorp                                                300            5
Metris Companies, Inc.                                          800           29
MGI Properties                                                  500            3
MidAmerica Bancorp NPV                                          300            9
Mississippi Valley Bancshares, Inc.                             100            3
MONY Group, Inc. (The)                                        1,700           50
Morgan Keegan, Inc.                                             800           13
National City Bancshares, Inc.                                  600           15
National Commerce Bancorp                                     1,600           36
National Data Corp.                                             800           27
National Penn Bancshares, Inc. NPV                              500           12
Nationwide Health Properties, Inc. (e)                        1,700           23
New Plan Excel Realty Trust (e)                               3,100           49
OceanFirst Financial Corp.                                      500            9
Old National Bancorp                                          1,700           55
Omega Financial Corp.                                           300            9
One Valley Bancorp of West Virginia, Inc.                     1,200           37
Oriental Financial Group, Inc.                                  200            4


                                                  Tax-Managed Small Cap Fund  20

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
Pacific Century Financial Corp.                                2,800          52
Pacific Gulf Properties, Inc. (e)                                700          14
Parkway Properties, Inc. (e)                                     500          14
PFF Bancorp, Inc. (a)                                            600          12
Pioneer Group, Inc. (a)                                          800          12
PMI Group, Inc. (The)                                          1,100          54
Policy Management Systems Corp. (a)                              700          18
Prentiss Properties Trust (e)                                  1,400          29
Profit Recovery Group International, Inc. (The)(a)               600          16
Protective Life Corp.                                          1,900          60
Provident Bankshares Corp.                                       800          14
Provident Financial Group, Inc.                                  700          25
Queens County Bancorp                                            200           5
Radian Group, Inc. (a)                                         1,200          57
Raymond James Financial, Inc.                                    200           4
Regency Realty Corp. (e)                                       1,300          26
Reinsurance Group Of America                                     600          17
Reliance Bancorp, Inc.                                           400          14
Republic Bancorp, Inc.                                         1,600          20
RFS Hotel Investors, Inc. (e)                                    900           9
Richmond County Financial Corp.                                1,100          20
Riggs National Corp.                                             700           9
Rollins Truck Leasing Corp.                                    1,700          20
S&T Bancorp, Inc.                                                600          14
SEI Corp.                                                        300          36
Selective Insurance Group, Inc.                                1,000          17
Silicon Valley Bancshares (a)                                    700          35
Simmons First National Corp. Class A                             200           5
Simon Property Group, Inc. (e)                                 4,400         101
Sky Financial Group, Inc.                                      1,400          28
SL Green Realty Corp. (e)                                        700          15
Southwest Bancorporation of Texas,
   Inc. (a)                                                      600          12
Sovereign Bancorp, Inc.                                          300           2
St. Francis Capital Corp.                                        300           6
State Auto Financial Corp.                                       500           5
Staten Island Bancorp, Inc.                                    1,500          27
Sterling Bancshares, Inc.                                        500           6
Student Loan Corp., The                                          100           5
Summit Properties, Inc. (e)                                      800          14
Susquehanna Bancshares, Inc.                                   1,400          22
TCF Financial Corp.                                            2,900          72
Texas Regional Bancshares, Inc.
   Class A                                                       500          14
Triad Guaranty, Inc. (a)                                         400           9
Triangle Bancorp, Inc.                                           600          12
TrustCo Bank Corp. NY                                          1,100          15
U.S. Trust Corp.                                                 400          32
UICI (a)                                                         100           1
UMB Financial Corp.                                              640          24
United Bankshares, Inc.                                          900          21
United National Bancorp                                          600          13
USBANCORP, Inc.                                                  500           6
Valley National Bancorp                                        2,200          62
Waddell & Reed Financial, Inc. Class
   A                                                           1,400          38
Washington Federal, Inc.                                       2,000          39
Webster Financial Corp.                                        1,400          33
WesBanco, Inc.                                                   100           2
West Coast Bancorp NPV                                           100           1
Westamerica Bancorporation                                       100           3
Whitney Holding Corp.                                            800          30
Zenith National Insurance Corp.                                  300           6
Zions Bancorp                                                    800          47
                                                                         -------
                                                                           3,805
                                                                         -------
Health Care - 6.8%
Advance Paradigm, Inc. (a)                                       400           9
Alpharma, Inc. Class A                                           400          12
American Retirement Corp. (a)                                    300           2
AmeriPath, Inc. (a)                                              100           1
AmeriSource Health Corp. Class A (a)                           1,000          15
Andrx Corp. (a)                                                  400          17
Apria Healthcare Group, Inc. (a)                               1,900          34
Arrow International, Inc. NPV                                    500          14
Biogen, Inc. (a)                                               3,200         270
Biomatrix, Inc. (a)                                              300           6
Celera Genomics (a)                                              900         134
Chiron Corp.  (a)                                              1,000          42
Columbia Laboratories, Inc. (a)                                  400           3
Conmed Corp. (a)                                                 300           8
Cooper Companies, Inc. (a)                                       300           9
Covance, Inc. (a)                                              1,200          13
Coventry Health Care, Inc. (a)                                 2,100          14
Cytyc Corp. (a)                                                  400          24
Datascope Corp. (a)                                              400          16
DENTSPLY International, Inc.                                     100           2
Diagnostic Products Corp.                                        400          10
Dura Pharmaceuticals, Inc. (a)                                 1,200          17
EntreMed, Inc. (a)                                               300           8
Enzon, Inc. (a)                                                  800          35
Express Scripts, Inc. Class A (a)                                400          26
Forest Labs, Inc. (a)                                          1,800         111
GelTex Pharmaceuticals, Inc. (a)                                 200           3
Gilead Sciences, Inc. (a)                                        900          49
Gliatech, Inc. (a)                                               200           3
Hanger Orthopedic Group, Inc. (a)                                300           3
Henry Schein, Inc. (a)                                           500           7
Human Genome Sciences, Inc. (a)                                  500          76
ICOS Corp. (a)                                                   800          23
IDEC Pharmaceuticals Corp. (a)                                   800          78


21  Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)                                    800           13
Jones Pharma, Inc.                                              800           35
King Pharmaceuticals, Inc. NPV (a)                              400           22
Laser Vision Centers, Inc. (a)                                  800            8
Lincare Holdings, Inc. (a)                                    1,100           38
Liposome Co., Inc. (a)                                          900           11
Magellan Health Services, Inc. (a)                            1,100            7
Medco Research, Inc.  (a)                                       200            6
Medical Manager Corp. (a)                                       700           59
Medicis Pharmaceutical Corp. Class A. (a)                       600           26
MedImmune, Inc. (a)                                           1,000          166
Mentor Corp.                                                    600           16
Mid Atlantic Medical Services, Inc. (a)                         900            7
Millennium Pharmaceuticals, Inc. (a)                            800           98
Mylan Laboratories, Inc.                                      3,000           76
NBTY, Inc. (a)                                                2,000           22
Owens & Minor, Inc., Holding Co.                                900            8
Parexel International Corp. (a)                                 500            6
Patterson Dental Co. (a)                                        500           21
Pharmaceutical Product Development, Inc. (a)                    400            5
Professional Detailing, Inc. (a)                                100            3
Protein Design Labs, Inc. (a)                                   400           28
Province Healthcare Co. (a)                                     200            4
PSS World Medical, Inc. (a)                                   1,500           14
Quorum Health Group, Inc. (a)                                 2,600           24
Renal Care Group, Inc.  (a)                                     900           21
Res-Care, Inc. (a)                                              400            5
ResMed, Inc. (a)                                                300           13
Respironics, Inc.  (a)                                          100            1
Sunrise Assisted Living, Inc. (a)                               400            6
Sybron International Corp. (a)                                2,200           54
Techne Corp. (a)                                                400           22
Theragenics Corp. (a)                                           600            5
United Payors & United Providers, Inc. (a)                      300            5
Universal Health Services, Inc. Class B (a)                     100            4
US Oncology, Inc. (a)                                           700            3
Veterinary Centers of America, Inc. (a)                         600            8
Vical, Inc. (a)                                                 300            9
Vital Signs, Inc.                                               200            4
Wesley Jessen VisionCare, Inc. (a)                              400           14
West Pharmaceutical Services, Inc.                              400           11
                                                                        --------
                                                                           2,002
                                                                        --------
Integrated Oils - 0.4%
Cabot Oil & Gas Corp.                                         1,000           16
Cross Timbers Oil Co.                                         1,300           12
Equitable Resources, Inc.                                     1,100           37
Pennzoil-Quaker State Co. (a)                                 2,700           28
Tesoro Petroleum Corp.  (a)                                   1,200           13
                                                                        --------
                                                                             106
                                                                        --------
Materials and Processing - 5.4%
Airgas, Inc. (a)                                              2,000           19
AK Steel Holding Corp.                                        1,800           34
AMCOL International Corp.                                     1,000           16
Apogee Enterprises, Inc.                                        600            3
AptarGroup, Inc.                                              1,000           25
Banta Corp.                                                     900           20
BMC Industries, Inc. (a)                                        800            4
Brady Corp. Class A                                             600           20
Cabot Corp.                                                   2,300           47
Cambrex Corp.                                                   800           28
Caraustar Industries, Inc.                                      700           17
Carpenter Technology Corp.                                      600           16
Catellus Development Corp. (a)                                2,900           37
Centex Construction Products, Inc.                              200            8
ChemFirst, Inc.                                                 600           13
Clarcor, Inc.                                                   800           14
Comfort Systems USA, Inc. (a)                                   400            3
Commercial Metals Co.                                           400           14
CUNO, Inc. (a)                                                  200            4
Cytec Industries, Inc. (a)                                    1,600           37
Dal-Tile International, Inc. (a)                              1,200           12
Deltic Timber Corp.                                             400            9
Dexter Corp.                                                    600           24
EastGroup Properties, Inc.                                      500            9
Ferro Corp.                                                   1,100           24
Florida Rock Industries, Inc.                                   400           14
Forest City Enterprises, Inc. Class A                           400           11
Geon Co.                                                        700           23
Georgia Gulf Corp.                                              500           15
Gibraltar Steel Corp. (a)                                       200            5
Glenborough Realty Trust, Inc.                                1,100           15
Granite Construction, Inc.                                      800           15
Hanna (M.A.) Co.                                              1,800           20
Hughes Supply, Inc.                                             800           17
Hussmann International, Inc.                                  1,800           27
IMCO Recycling, Inc.                                            500            6
Internet Corp.                                                  800            9
Ionics, Inc. (a)                                                500           14
Jacob's Engineering Group, Inc. (a)                             700           23
Johns Manville Corp.                                          1,200           17
Justin Industries, Inc.                                         600            9
Kaiser Aluminum Corp. (a)                                     1,000            8
Kaydon Corp.                                                    600           16
Lafarge Corp.                                                 1,100           30


                                                  Tax-Managed Small Cap Fund  22

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
Lilly Industrial Coatings, Inc. Class A                        800            11
Longview Fibre Co.                                           1,900            27
LSI Industries, Inc.                                           200             4
Lubrizol Corp.                                               2,000            62
Lydall, Inc. (a)                                               600             4
MasTec, Inc. (a)                                               400            18
Metals USA, Inc. (a)                                           900             8
Minerals Technologies, Inc.                                    600            24
Morrison Knudsen Corp. (a)                                   1,100             9
Mueller Industries, Inc. (a)                                 1,200            44
NCI Building Systems, Inc. (a)                                 500             9
Nortek, Inc. (a)                                               300             8
OM Group                                                       800            28
Omnova Solutions, Inc.                                         900             7
P.H. Glatfelter Co.                                          1,100            16
Paxar Corp. (a)                                              1,800            15
Polymer Group, Inc.                                            800            15
Quanex Corp.                                                   500            13
Rayonier, Inc.                                                 900            43
Reliance Steel & Aluminum Co.                                  600            14
Rock-Tenn Co. Class A                                          400             6
RPM, Inc. (Ohio)                                             3,900            40
Ryerson Tull, Inc.                                             500            10
Schulman (A.), Inc.                                          1,100            18
Scotts Co. (The) Class A (a)                                   300            12
Shorewood Packaging Corp. (a)                                  500             9
Simpson Manufacturing Co., Inc. (a)                            200             9
Spartech Corp.                                                 200             6
SPS Technologies, Inc. (a)                                     400            13
St. Joe Co. (The)                                              200             5
Standard Register Co.                                          500            10
Standex International Corp.                                    200             4
Steel Dynamics, Inc. (a)                                     1,000            16
Stericycle, Inc. (a)                                           300             6
Stillwater Mining Co. (a)                                      800            26
Stone & Webster, Inc.                                          300             5
Teleflex, Inc.                                               1,200            38
Texas Industries, Inc.                                         400            17
TJ International, Inc.                                         400            17
Tractor Supply Co. (a)                                         200             3
U.S. Can Corp. (a)                                             200             4
UCAR International, Inc. (a)                                 1,600            29
Universal Forest Products, Inc.                                500             7
Valspar Corp.                                                1,300            54
Waters Corp. (a)                                             1,300            68
WD-40 Co.                                                      300             7
Webb (Del E.) Corp. (a)                                        500            11
Wolverine Tube, Inc. (a)                                       500             6
                                                                          ------
                                                                           1,586
                                                                          ------
Miscellaneous - 0.9%
Agribrands International, Inc. (a)                             400            18
Cabot Industrial Trust                                       1,500            28
CB Richard Ellis Services (a)                                  300             4
Convergys Corp. NPV (a)                                        200             6
Education Management Corp. (a)                                 400             6
F.Y.I., Inc. (a)                                               400            14
Group Maintenance America Corp. (a)                            900            10
IndyMac Mortgage Holdings, Inc.                              2,500            32
Insignia Financial Group, Inc. (a)                             500             4
Labor Ready, Inc. (a)                                          900            11
LNR Property Corp.                                             800            16
MAXIMUS, Inc. (a)                                              200             7
Methode Electronics, Inc. Class A                            1,000            32
Navigant Consulting, Inc (a)                                 1,100            12
PS Business Parks, Inc.                                        800            18
Staff Leasing, Inc. (a)                                        400             4
Stone Energy Corp. (a)                                         300            11
TeleTech Holdings, Inc. (a)                                    500            17
Trammell Crow Co. (a)                                          500             6
U.S. Restaurant Properties, Inc.                               600             9
Valmont Industries, Inc.                                       500             7
Walden Residential Properties, Inc.                            900            18
                                                                          ------
                                                                             290
                                                                          ------
Other Energy - 2.1%
Barrett Resources Corp. (a)                                    600            18
Brown (Tom), Inc. (a)                                          500             7
Cal Dive International, Inc. NPV (a)                           100             3
Cleco Corp.                                                    800            26
Devon Energy Corp.                                             700            23
Dril-Quip, Inc. (a)                                            200             6
Dynegy, Inc.                                                   200             5
Evergreen Resources, Inc. (a)                                  200             4
Forest Oil Corp. (a)                                           600             8
Global Industries, Inc. (a)                                    600             5
Global Marine, Inc. (a)                                      4,900            81
Hanover Compressor Co. (a)                                     500            19
Louis Dreyfus Natural Gas Corp. (a)                            800            15
McMoRan Exploration Co. (a)                                    600            13
MidAmerican Energy Holdings Co. (a)                          1,500            51
Newfield Exploration Co. (a)                                   900            24
Northwestern Corp.                                             800            18
Nuevo Energy Co. (a)                                           600            11
Ocean Energy, Inc. (a)                                       5,900            46
Oceaneering International, Inc. (a)                            600             9
Pioneer Natural Resources Co. (a)                            3,500            31
Seacor Holdings, Inc. (a)                                      400            21
Seitel, Inc. (a)                                               900             6
SEMCO Energy, Inc.                                             600             7
Ultramar Diamond Shamrock Corp.                              3,000            68
Valero Energy Corp.                                          1,800            36


23  Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
Varco International, Inc. (a)                                2,200            21
Vastar Resources, Inc.                                         400            23
Vintage Petroleum, Inc. (a)                                    100             1
                                                                         -------
                                                                             606
                                                                         -------
Producer Durables - 4.8%
American Power Conversion Corp. (a)                          4,900           129
AMETEK, Inc.                                                   700            13
Applied Industrial Technology, Inc.                            800            13
Applied Power, Inc., Class A                                   900            33
Asyst Technologies, Inc. (a)                                   400            26
Baldor Electric Co.                                          1,000            18
Belden, Inc.                                                   800            17
C&D Technologies, Inc.                                         300            13
Champion Enterprises, Inc. (a)                                 900             8
Clayton Homes, Inc.                                            200             2
Cohu, Inc.                                                     100             3
Columbus McKinnon Corp.                                        400             4
CommScope, Inc. (a)                                          1,200            48
CTS Corp.                                                      600            45
D.R. Horton, Inc.                                            1,700            23
Detroit Diesel Corp.                                           300             6
Diebold, Inc.                                                2,500            59
Donaldson Co., Inc.                                          1,200            29
Dura Automotive Systems, Inc. (a)                              500             9
Fisher Scientific International, Inc. (a)                      600            22
Franklin Electric Co., Inc.                                    100             7
GenCorp, Inc.                                                1,400            14
General Semiconductor, Inc. (a)                                600             9
GenRad, Inc. (a)                                               600            10
HON Industries, Inc.                                         2,100            46
Howmet International, Inc. (a)                                 700            13
IDEX Corp.                                                     900            27
JLG Industries, Inc.                                         1,500            24
Kennametal, Inc.                                             1,000            34
Kent Electronics Corp. (a)                                   1,000            23
Kimball International, Inc. Class B                          1,100            18
Lennar Corp.                                                 1,700            28
Lincoln Electric Holdings, Inc. NPV                            900            19
Manitowoc Co., Inc.                                            600            20
Mark IV Industries, Inc.                                     1,800            32
Mathews International Corp. Class A                            300             8
Mettler-Toledo International, Inc. (a)                         800            31
Micrel, Inc. NPV (a)                                           600            34
Miller (Herman), Inc.                                        1,700            39
NationsRent, Inc. (a)                                          300             2
Nordson Corp.                                                  200            10
NVR, Inc. (a)                                                  300            14
Oak Industries, Inc. (a)                                       400            42
Optical Coating Laboratory, Inc.                               300            88
Pittway Corp. Class A                                          900            40
Regal-Beloit Corp.                                             700            14
Roper Industries, Inc.                                         600            23
Ryland Group, Inc. (The)                                       600            14
Sawtek, Inc. (a)                                               500            33
Sensormatic Electronics Corp. (a)                            2,100            37
Silicon Valley Group, Inc. (a)                                 100             2
Smith (A.O.) Corp.                                             700            15
Standard Pacific Corp.                                         300             3
Stewart & Stevenson Services, Inc.                           1,000            12
Technitrol, Inc.                                               300            13
Terex Corp. (a)                                                400            11
Thermo Instrument Systems, Inc. (a)                            400             4
Toll Brothers, Inc. (a)                                        800            15
Triumph Group, Inc. (a)                                        400            10
Ultratech Stepper, Inc. (a)                                    200             3
Vicor Corp. (a)                                                400            16
Watsco, Inc.                                                   400             5
Watts Industries, Inc. Class A                                 600             9
Wausau-Mosinee Paper Corp.                                     700             8
Woodward Governor Co.                                          300             7
                                                                         -------
                                                                           1,406
                                                                         -------
Technology - 23.4%
Actel Corp. (a)                                                100             2
Actuate Corp. (a)                                              500            21
Adtran, Inc. (a)                                               400            21
Advanced Digital Information (a)                               400            19
Advanced Fibre Communications (a)                            1,500            67
Advent Software, Inc. (a)                                      300            19
Affiliated Computer Services, Inc. Class A (a)                 600            28
Allaire Corp. (a)                                              200            29
Alliant Techsystems, Inc.  (a)                                 200            12
Altera Corp. (a)                                             3,700           183
American Management Systems, Inc. (a)                          900            28
Amkor Technology, Inc. (a)                                   1,900            53
Amphenol Corp. Class A (a)                                     300            20
Analysts International Corp.                                   400             5
Ancor Communications, Inc. (a)                                 100             7
AnswerThink Consulting Group, Inc. (a)                         600            21
Apex, Inc. NPV (a)                                             500            16
Applied Micro Circuits Corp. (a)                               200            25
Arrow Electronics, Inc. (a)                                  3,400            86
Artesyn Technologies, Inc. (a)                                 700            15
Aspect Development, Inc. (a)                                   100             7
At Home Corp. Series A (a)                                   2,900           125
Atmel Corp. (a)                                              2,100            62
AVT Corp. (a)                                                  300            14
BEA Systems, Inc. (a)                                          700            49


                                                 Tax-Managed Small Cap Fund   24

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
BindView Development Corp. (a)                                   400          20
Black Box Corp. (a)                                              100           7
Broadcom Corp. Class A (a)                                       200          54
BroadVision, Inc. (a)                                          1,200         204
Burr-Brown Corp. (a)                                             100           4
C-Cube Microsystems, Inc. (a)                                    800          50
Cable Design Technologies Corp. (a)                            1,000          23
CACI International, Inc. Class A (a)                             200           5
CDW Computer Centers, Inc. (a)                                   500          39
Checkpoint Systems, Inc. (a)                                   1,000          10
Clarify, Inc. (a)                                                100          13
CNET, Inc. (a)                                                 1,000          57
Coherent, Inc. (a)                                               800          21
Concord Communications, Inc. (a)                                 300          13
Cree, Inc. (a)                                                   100           8
CSG Systems International, Inc. (a)                            1,000          39
CyberCash, Inc. (a)                                              300           3
Cybex Computer Products Corp. (a)                                300          12
Cypress Semiconductor Corp.  (a)                               2,900          94
Dallas Semiconductor Corp.                                       600          39
Datastream Systems, Inc. (a)                                     300           7
DII Group, Inc. (The) (a)                                        600          43
DoubleClick, Inc. (a)                                            700         177
E-Tek Dynamics, Inc. (a)                                         600          81
Electro Scientific Industries, Inc. (a)                          300          22
Electronics For Imaging, Inc. (a)                              1,000          59
Emulex Corp. (a)                                                 700          79
Entrust Technologies, Inc. (a)                                   100           6
Exchange Applications, Inc. (a)                                  100           6
Extreme Networks, Inc. (a)                                       100           8
FileNet Corp.  (a)                                               200           5
Galileo International, Inc.                                    1,000          30
Genesys Telecommunications Laboratories, Inc. (a)                200          11
Gerber Scientific, Inc.                                          500          11
Go2Net, Inc. (a)                                               1,100          96
Great Plains Software, Inc. (a)                                  200          15
Hadco Corp. (a)                                                  400          20
Haemonetics Corp. (a)                                            300           7
Harbinger Corp. (a)                                              800          25
Harmonic Lightwaves, Inc. (a)                                    100           9
Hutchinson Technology, Inc. (a)                                  200           4
Hyperion Solutions Corp. (a)                                     100           4
Identix, Inc. (a)                                                500           5
Imation Corp. (a)                                              1,300          44
Impath, Inc. (a)                                                 200           5
In Focus Systems, Inc. (a)                                       100           2
Informix Corp. (a)                                               400           5
InfoSpace.com, Inc. (a)                                          500         107
Ingram Micro, Inc. Class A (a)                                 2,000          26
Inktomi Corp. (a)                                                200          18
Innovex, Inc.                                                    200           2
Integrated Device Technology, Inc. (a)                         2,900          84
Intermedia Communications, Inc. (a)                            1,000          39
International Rectifier Corp. (a)                              1,500          39
InterVoice, Inc. (a)                                             800          19
Intuit, Inc. (a)                                               2,600         156
ISS Group, Inc. (a)                                              500          36
ITI Technologies, Inc. (a)                                       300           9
Jabil Circuit, Inc. (a)                                          200          15
Kemet Corp. (a)                                                1,200          54
Kronos, Inc. (a)                                                 300          18
L-3 Communications Holdings, Inc. (a)                            700          29
Lam Research Corp. (a)                                           600          67
Lattice Semiconductor Corp. (a)                                  900          42
Linear Technology Corp.                                        3,200         229
Littlefuse, Inc. (a)                                             200           5
LTX Corp. (a)                                                    100           2
Lycos, Inc. (a)                                                1,400         111
Macromedia, Inc. (a)                                             800          59
Macrovision Corp. (a)                                            100           7
Manugistics Group, Inc. (a)                                      500          16
Mastech Corp. (a)                                                700          17
Maxim Integrated Products, Inc. (a)                            1,100          52
Maxwell Technologies, Inc. (a)                                   200           2
Mentor Graphics Corp.  (a)                                       500           7
Mercury Interactive Corp. (a)                                    800          86
Metromedia Fiber Network, Inc. Class A (a)                     2,200         105
Miami Computer Supply Corp. NPV (a)                              200           7
Microchip Technology, Inc. (a)                                 1,100          75
Micromuse, Inc. (a)                                              200          34
Micron Electronics, Inc. (a)                                     100           1
MICROS Systems, Inc. (a)                                         300          22
MicroStrategy, Inc. (a)                                          800         168
National Computer Systems, Inc.                                  700          26
National Instruments Corp. (a)                                   500          19
NeoMagic Corp. (a)                                               100           1
Network Solutions, Inc. Class A (a)                              300          65
Open Market, Inc. (a)                                            600          27
Park Electrochemical Corp.                                       400          11
Peregrine Systems, Inc. (a)                                      500          42
Perot Systems Corp. Class A (a)                                1,000          19
Pinnacle Systems, Inc. NPV (a)                                   400          16
Pioneer-Standard Electronics, Inc.                             1,000          14
PMC - Sierra, Inc. (a)                                         1,300         208
Power Integrations, Inc. (a)                                     500          24
Progress Software Corp. (a)                                      300          17
QLogic Corp. (a)                                                 100          16
QRS Corp. (a)                                                    200          21


25  Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
RadiSys Corp. (a)                                             300             15
Rational Software Corp. (a)                                 1,800             88
RealNetworks, Inc. (a)                                        700             84
Remedy Corp. (a)                                              500             24
Renaissance Worldwide, Inc. NPV (a)                           800              6
Rogers Corp. (a)                                              400             15
RSA Security, Inc. (a)                                        800             62
S3, Inc. (a)                                                  200              2
Sandisk Corp. (a)                                             100             10
Sanmina Corp. (a)                                             200             20
Sapient Corp. (a)                                             600             85
SCI Systems, Inc.  (a)                                        800             66
Scott Technologies, Inc. (a)                                  100              2
SDL, Inc. (a)                                                 100             22
Semtech Corp. (a)                                             600             31
Siebel Systems, Inc. (a)                                    2,800            236
SIPEX Corp. (a)                                               400             10
SPSS, Inc. (a)                                                200              5
Sterling Commerce, Inc. (a)                                 1,700             58
Sterling Software, Inc. (a)                                   200              6
Structural Dynamics Research Corp. (a)                        100              1
Sybase, Inc. (a)                                            2,700             46
Sykes Enterprises, Inc. (a)                                   500             22
Symantec Corp. (a)                                            200             12
Symbol Technologies, Inc.                                   1,800            114
Synopsys, Inc. (a)                                          1,200             80
Systemax, Inc. (a)                                          1,500             13
theglobe.com (a)                                              200              2
THQ, Inc. (a)                                                 400              9
Total Systems Services, Inc.                                  800             13
TranSwitch Corp. (a)                                          500             36
Trimble Navigation, Ltd. NPV (a)                              500             11
Triquint Semiconductor, Inc. (a)                              300             33
US LEC Corp. (a)                                              200              6
Verio, Inc. (a)                                             1,400             65
VeriSign, Inc. (a)                                          1,600            306
VerticalNet, Inc. (a)                                         700            114
Vishay Intertechnology, Inc.  (a)                           2,600             82
Visio Corp. (a)                                               600             29
Visual Networks, Inc. (a)                                     400             32
Vitesse Semiconductor Corp. (a)                             3,200            168
Volt Information Sciences, Inc. (a)                           300              7
Wind River Systems, Inc. (a)                                  100              4
Xircom, Inc. (a)                                              500             38
Zebra Technologies Corp. Class A (a)                          500             29
                                                                        --------
                                                                           6,845
                                                                        --------
Utilities - 5.8%
American States Water Co. NPV                                 400             14
Black Hills Corp.                                             200              4
California Water Service Group                                400             12
Com21, Inc. (a)                                               500             11
Commonwealth Telephone Enterprises, Inc. (a)                  200             11
Comsat Corp. Series 1                                         500             10
Conectiv, Inc.                                              2,900             49
DPL, Inc.                                                   5,600             97
Dycom Industries, Inc. (a)                                    500             22
E'town Corp.                                                  300             19
Energen Corp.                                                 900             16
Hawaiian Electric Industries, Inc.                          1,100             32
Idacorp, Inc.                                               1,400             38
Illinova Corp.                                              2,500             87
IMRglobal Corp. (a)                                           400              5
Laclede Gas Co.                                               600             13
MDU Resources Group, Inc.                                   1,800             36
Minnesota Power, Inc.                                       2,600             44
National Fuel Gas Co.                                       1,400             65
New Jersey Resources Corp.                                    600             23
NiSource, Inc. NPV                                          4,500             80
Northwest Natural Gas Co.                                     800             17
NUI Corp.                                                     500             13
Omnipoint Corp. (a)                                           700             84
Otter Tail Power Co.                                          400             15
Pacific Gateway Exchange, Inc. (a)                            300              5
Philadelphia Suburban Corp.                                 1,100             23
Piedmont Natural Gas Co., Inc.                              1,100             33
Powertel, Inc. (a)                                            500             50
Powerwave Technologies, Inc. (a)                              300             17
Price Communications Corp. (a)                                900             25
Public Service Co. of New Mexico                            1,300             21
Razorfish, Inc. (a)                                           100             10
SCANA Corp.                                                 3,700             99
Sierra Pacific Resources                                    2,800             48
SJW Corp.                                                     100             12
South Jersey Industries, Inc.                                 300              9
Southwest Gas Corp.                                         1,100             25
TALK.com, Inc. (a)                                            800             14
TECO Energy, Inc.                                           4,700             87
UGI Corp.                                                   1,100             22
United Illuminating Co.                                       500             26
United States Cellular Corp. (a)                              200             20
UtiliCorp United, Inc.                                      3,300             64
Washington Gas & Light Co.                                  1,700             47
Western Resources, Inc.                                     2,400             41


                                                  Tax-Managed Small Cap Fund  26

Tax-Managed Small Cap Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------
                                                                         Market
                                                         Number          Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
--------------------------------------------------------------------------------
Western Wireless Corp. NPV Class A
   (a)                                                      1,000             67
Wisconsin Energy Corp.                                      4,200             82
WPS Resources Corp.                                           900             23
                                                                        --------
                                                                           1,687
                                                                        --------
Total Common Stocks
(cost $21,700)                                                            23,417
                                                                        --------
                                                        Principal
                                                         Amount
                                                          (000)
                                                            $
                                                        ---------
Short-Term Investments - 17.9%
Frank Russell Investment Company
   Money Market Fund, due on demand (b)                     4,907          4,907
United States Treasury Bills (b)(c)(d)
   4.670% due 01/20/00                                        350            349
                                                                        --------
Total Short-Term Investments
(cost $5,256)                                                              5,256
                                                                        --------
Total Investments - 97.9%
(identified cost $26,956)                                                 28,673

Other Assets and Liabilities,
Net - 2.1%                                                                   602
                                                                        --------
Net Assets - 100.0%                                                       29,275
                                                                        ========

*     Each contract represents $100,000 notional value.
(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)   Rate noted is yield-to-maturity from date of acquisition.
(e)   Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                    Number         Appreciation
                                                      of          (Depreciation)
                                                   Contracts*          (000)
--------------------------------------------------------------------------------
Futures Contracts

S&P 500 Index
   expiration date 03/ 00                                  5           $    35

S&P 400 Midcap
   expiration date 03/ 00                                 10                94
                                                                       -------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                 $   129
                                                                       =======

 See accompanying notes which are an integral part of the financial statements.


27  Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $26,956) .....................                $ 28,673
Receivables:
   Dividends ........................................................                      65
   Investments sold .................................................                     347
   Fund shares sold .................................................                     510
   From Advisor .....................................................                     112
   Daily variation margin on futures contracts ......................                      18
                                                                                     --------

      Total assets ..................................................                  29,725

Liabilities
Payables:
   Investments purchased ............................................      $369
   Accrued fees to affiliates .......................................        21
   Other accrued expenses ...........................................        60
                                                                           ----

      Total liabilities .............................................                     450
                                                                                     --------

Net Assets ..........................................................                $ 29,275
                                                                                     ========

Net Assets Consist of:
Undistributed net investment income .................................                $     35
Accumulated net realized gain (loss) ................................                    (181)
Unrealized appreciation (depreciation) on:
   Investments ......................................................                   1,717
   Futures contracts ................................................                     129
Shares of beneficial interest .......................................                      27
Additional paid-in capital ..........................................                  27,548
                                                                                     --------

Net Assets ..........................................................                $ 29,275
                                                                                     ========

Net Asset Value, offering and redemption price per share:
   Class C ($221,837 divided by 20,704 shares of $.01 par value
      shares of beneficial interest outstanding) ....................                $  10.71
                                                                                     ========
   Class S ($29,053,019 divided by 2,707,857 shares of $.01 par value
      shares of beneficial interest outstanding) ....................                $  10.73
                                                                                     ========

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax-Managed Small Cap Fund  28

Tax-Managed Small Cap Fund

Statement of Operations

Amounts in thousands                             For the Period December 1, 1999
                               (Commencement of Operations) to December 31, 1999

Investment Income
   Dividends from Money Market Fund ....................                    $    31
   Dividends ...........................................                         25
   Interest ............................................                          1
                                                                            -------

      Total investment income ..........................                         57

Expenses
   Advisory fees .......................................      $    18
   Administrative fees .................................            1
   Custodian fees ......................................           40
   Transfer agent fees .................................           21
   Professional fees ...................................           14
   Registration fees ...................................           44
   Amortization of deferred organization expenses ......            2
   Miscellaneous .......................................            2
                                                              -------

   Expenses before reductions ..........................           142
   Expense reductions ..................................         (120)
                                                              -------

      Expenses, net ....................................                         22
                                                                            -------

Net investment income ..................................                         35
                                                                            -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .........................................         (155)
   Futures contracts ...................................          (26)         (181)
                                                              -------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................        1,717
   Futures contracts ...................................          129         1,846
                                                              -------       -------

Net realized and unrealized gain (loss) ................                      1,665
                                                                            -------

Net increase (decrease) in net assets from operations ..                    $ 1,700
                                                                            =======

 See accompanying notes which are an integral part of the financial statements.


29  Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

Statement of Changes in Net Assets

Amounts in thousands                             For the Period December 1, 1999
                               (Commencement of Operations) to December 31, 1999

Increase (Decrease) in Net Assets

Operations
   Net investment income ........................................      $     35
   Net realized gain (loss) .....................................          (181)
   Net change in unrealized appreciation (depreciation) .........         1,846
                                                                       --------

      Net increase (decrease) in net assets from operations .....         1,700
                                                                       --------

Share Transactions
   Net increase (decrease) in net assets from share transactions         27,575
                                                                       --------

Total net increase (decrease) in net assets .....................        29,275

Net Assets
   Beginning of period ..........................................            --
                                                                       --------
   End of period (including undistributed net investment
      income of $35) ............................................      $ 29,275
                                                                       ========

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax-Managed Small Cap Fund  30

Tax-Managed Small Cap Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                          1999*
                                                                         -------

Net Asset Value, Beginning of Period ........................            $ 10.00
                                                                         -------

Income From Operations
   Net investment income (a)** ..............................                 --
   Net realized and unrealized gain (loss) ..................                .71
                                                                         -------
      Total income from operations ..........................                .71
                                                                         -------

Net Asset Value, End of Period ..............................            $ 10.71
                                                                         =======

Total Return (%)(b) .........................................               7.10

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................                222

   Ratios to average net assets (%)(c):
      Operating expenses, net ...............................               2.18
      Operating expenses, gross .............................               8.78
      Net investment income .................................                .73

   Portfolio turnover rate (%) ..............................               3.33

*     For the period December 1, 1999 (commencement of sale) to December 31,
      1999.
**    Less than .01(cent)per share.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


31 Tax-Managed Small Cap Fund

Tax-Managed Small Cap Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                          1999*
                                                                      ----------

Net Asset Value, Beginning of Period ......................           $    10.00
                                                                      ----------

Income From Operations
   Net investment income (a) ..............................                  .01
   Net realized and unrealized gain (loss) ................                  .72
                                                                      ----------

      Total income from operations ........................                  .73
                                                                      ----------

Net Asset Value, End of Period ............................           $    10.73
                                                                      ==========

Total Return (%)(b) .......................................                 7.30

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...............               29,053

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................                 1.25
      Operating expenses, gross ...........................                 7.95
      Net investment income ...............................                 1.92

   Portfolio turnover rate (%) ............................                 3.33


*     For the period December 1, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                  Tax-Managed Small Cap Fund  32

Tax Exempt Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: To provide a high level of federal tax-exempt current income by investing principally in a diversified portfolio of investment grade municipal securities.

Invests in: Municipal obligations maturing in seven years or less from the date of acquisition.

Strategy: The Fund concentrates on investment opportunities in the tax- free, investment grade municipal debt securities market.

--------------------------------------------------------------------------------

    [The following was depicted as a moutain chart in the printed material.]

    Dates            Tax Exempt Bond - Class BSB 3-Month T-Bill** Lipper(R) Short Muni Debt++
                                  $10,000                  $10,000                  $10,000
        1990                      $10,611                  $10,790                  $10,639
        1991                      $11,423                  $11,410                  $11,499
        1992                      $12,090                  $11,622                  $12,235
        1993                      $12,896                  $12,185                  $12,994
        1994                      $12,817                  $12,699                  $12,967
        1995                      $13,818                  $13,426                  $13,920
        1996                      $14,241                  $14,133                  $14,439
        1997                      $14,942                  $14,874                  $15,107
        1998                      $15,662                  $15,625                  $15,776
        1999                      $15,581                  $16,365                  $15,517
 ------------------------------------------------------------------------------------------
Total                            $144,071                 $143,332                 $145,095

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Tax Exempt Bond Fund - Class S
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                            $9,948              (0.52)%
5 Years                           $12,157              3.98%ss.
10 Years                          $15,581              4.53%ss.

--------------------------------------------------------------------------------
                         Tax Exempt Bond Fund - Class E
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                            $9,934              (0.66)%
5 Years                           $12,140              3.95%ss.
10 Years                          $15,559              4.52%ss.

--------------------------------------------------------------------------------
                         Tax Exempt Bond Fund - Class C
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                            $9,876              (1.24)%
5 Years                           $12,069              3.83%ss.
10 Years                          $15,469              4.46%ss.

--------------------------------------------------------------------------------
                Salomon Smith Barney 3-Month Treasury Bill Index
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                           $10,474             4.74%
5 Years                          $12,887             5.20%ss.
10 Years                         $16,365             5.05%ss.

--------------------------------------------------------------------------------
                 Lipper(R) Short Municipal Debt Funds Benchmark
--------------------------------------------------------------------------------
 Periods Ended                  Growth of             Total
   12/31/99                      $10,000             Return
 -------------                  ---------            -------
1 Year                           $10,038             0.38%
5 Years                          $12,392             4.38%ss.
10 Years                         $16,414             5.08%ss.


33  Tax Exempt Bond Fund

Tax Exempt Bond Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the Tax-Exempt Bond Fund Class S, Class E and Class C shares reflected losses of 0.52%, 0.66%, and 1.24%, respectively, as compared to the Lipper(R) Short Municipal Debt Funds Average, which posted a gain of 0.38%. The year proved challenging for the Fund's managers as a trend of rising interest rates made duration and yield curve strategies critical.

Portfolio Highlights

Bonds suffered their worst setback since 1994, and their second worst year in over two decades. Strong US economic growth led to significantly higher interest rates and aggressive Fed intervention via actual policy tightening. US treasuries were the most severely impacted during the year, relative to other sectors of the US bond market, with the 30-year US treasury bond losing nearly 15% for the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities fared better, as post- emerging markets crisis spread widening reversed.

The Fund trailed its benchmark for the year as its longer-than- benchmark duration proved counter to market trends.

--------------------------------------------------------------------------------
Top Ten Issuing States
(as a percent of Total Investments)                            December 31, 1999
--------------------------------------------------------------------------------

New York                                                             11.9%
Illinois                                                             10.4
Texas                                                                6.4
Washington                                                           4.5
Michigan                                                             4.4
Indiana                                                              4.4
Georgia                                                              3.8
Hawaii                                                               3.5
District of Columbia                                                 3.4
Louisiana                                                            3.0

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                               December 31, 1999
--------------------------------------------------------------------------------

Weighted Average Quality Diversification                                     AAA
Weighted Average Years-to- Maturity                                    5.9 Years
Weighted Average Duration                                              4.6 Years
Current Yield (SEC 30-day standardized)
Class S                                                                     4.3%
Class E                                                                     4.7%
Class C                                                                     3.3%
Number of Issues                                                             145
Number of Issuers                                                            116

--------------------------------------------------------------------------------
Money Managers
--------------------------------------------------------------------------------

MFS Institutional Advisors, Inc.
Standish, Ayer & Wood, Inc.

*        Tax Exempt Bond Fund Class S assumes initial investment on January 1,
         1990.
** Salomon Smith Barney 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.
++ Lipper(R) Short Municipal Debt Funds Benchmark is the average total return for the universe of funds within the Short Municipal Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++++ Tax Exempt Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ Tax Exempt Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
ss.      Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Tax-Exempt Bond Fund  34

Tax Exempt Bond Fund

Statement of Net Assets

                                                               December 31, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                              Principal                              Market
                                                                               Amounts                     Date      Value
                                                                                (000)          Rate         of       (000)
                                                                                   $             $       Maturity      $
                                                                              ---------        -----     --------    ------
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds - 88.0%
Alaska - 1.2%
Alaska State Housing Finance Corp. Revenue, Series A-1 (a)                         650         4.550     12/01/02       645
Anchorage, Alaska General Obligation (a)                                         1,000         5.125     12/01/13       943
                                                                                                                      -----
                                                                                                                      1,588
                                                                                                                      -----

Arizona - 0.8%
Arizona State Transportation Board Special Obligations Revenue, Series A
   (pre-refunded 07/01/01)(e)                                                    1,000         6.450     07/01/06     1,043
                                                                                                                      -----

Arkansas - 1.5%
Ashdown, Arkansas Pollution Control Revenue                                        500         4.750     04/01/08       465
Baxter County, Arkansas Hospital Revenue, Series A                               1,515         5.000     09/01/08     1,394
                                                                                                                      -----
                                                                                                                      1,859
                                                                                                                      -----
California - 2.7%
ABAG Finance Authority For Nonprofit Corporations Insured Revenue
   Certificate Participation                                                       600         5.700     08/15/14       594
California Statewide Communities Development Authority Multi-family Revenue      1,000         5.200     12/01/29       951
Sacramento, California Municipal Utility District Revenue, Series Z (a)          1,000         6.000     07/01/01     1,025
Stanislaus, California Waste-to-Energy Financing Agency Solid Waste
   Facility Revenue                                                                900         7.625     01/01/10       919
                                                                                                                      -----
                                                                                                                      3,489
                                                                                                                      -----

Colorado - 1.1%
Colorado Housing Finance Authority Revenue, Series C-2                             440         4.500     11/01/05       430
Denver, Colorado Health & Hospital Revenue, Series A                             1,000         5.000     12/01/04       974
                                                                                                                      -----
                                                                                                                      1,404
                                                                                                                      -----

Connecticut - 0.8%
Connecticut State Special Tax Obligation Revenue (a)(b)                          1,000         5.250     10/01/09     1,007
                                                                                                                      -----

District of Columbia - 3.4%
District of Columbia General Obligation, Series A (pre-refunded 06/01/06)(e)       800         6.375     06/01/16       873
District of Columbia General Obligation, Series B                                1,000         5.500     06/01/09     1,012
District of Columbia Revenue (a)                                                 1,000         5.250     10/01/02     1,013
District of Columbia Revenue General Obligation, Series A (a)(d)                   500         5.500     04/01/01       506
District of Columbia Revenue, Series A (a)                                       1,000         5.000     01/01/12       946
                                                                                                                      -----
                                                                                                                      4,350
                                                                                                                      -----

Florida - 1.8%
Florida State Board of Education Capital Outlay General Obligation, Series A       765         7.250     06/01/23       788
Hillsborough County, Florida Educational Facilities Authority Revenue            1,500         5.750     04/01/18     1,477
                                                                                                                      -----
                                                                                                                      2,265
                                                                                                                      -----

Georgia - 3.8%
Atlanta, Georgia Airport Facilities Revenue (a)                                    500         5.500     01/01/01       507
Georgia, State of, General Obligation, Series B                                  1,000         5.750     08/01/08     1,052
Georgia, State of, General Obligation, Series C                                    750         6.500     07/01/07       822
Georgia, State of, General Obligation, Series F                                    600         6.500     12/01/09       665
Georgia State Municipal Electric Authority General Resolution Revenue,
   Series A (a)                                                                    850         5.000     01/01/02       856
Georgia State Municipal Electric Authority Revenue, Series B (a)                   850         6.250     01/01/17       890
                                                                                                                      -----
                                                                                                                      4,792
                                                                                                                      -----


35  Tax Exempt Bond Fund

Tax Exempt Bond Fund

                                                               December 31, 1999

------------------------------------------------------------------------------------------------------------------------------
                                                                               Principal                                Market
                                                                                Amounts                      Date       Value
                                                                                 (000)          Rate          of        (000)
                                                                                    $             $        Maturity       $
                                                                               ---------        -----      --------     ------
------------------------------------------------------------------------------------------------------------------------------
Hawaii - 3.5%
Hawaii State Housing Financial & Development Corporation, Single Family
   Mortgage Purchasing Revenue, Series B                                          1,000          4.450      07/01/03       982
Hawaii, State of, General Obligation, Series CA (a)                               1,000          5.750      01/01/10     1,034
Hawaii, State of, General Obligation, Series CP (a)                                 600          5.000      10/01/02       605
Honolulu, Hawaii City & County General Obligation, Series A (a)                     650          5.000      11/01/02       656
Honolulu, Hawaii City & County General Obligation, Series B                       1,150          5.000      10/01/02     1,159
                                                                                                                        ------
                                                                                                                         4,436
                                                                                                                        ------

Illinois - 10.4%
Bolingbrook, Illinois Parks District General Obligation Zero Coupon (a)           1,230          0.000      01/01/05       950
Chicago, Illinois General Obligation (a)                                            750          6.000      01/01/11       784
Chicago, Illinois General Obligation, Series C (a)                                1,500          6.250      10/31/01     1,544
Chicago, Illinois Public Building Commercial Building Revenue, Series B (a)         500          5.250      12/01/18       457
Chicago, Illinois Public Building Commercial Building Revenue, Series C (a)         500          5.500      02/01/06       511
Chicago, Illinois Sales Tax Revenue (a)                                           1,000          5.250      01/01/05     1,014
Chicago, Illinois Sales Tax Revenue (a)                                           1,000          5.000      01/01/13       931
Illinois Development Finance Authority Revenue, Series A (a)                      1,145          5.500      05/15/05     1,167
Illinois Health Facilities Authority Revenue                                      1,000          5.250      09/01/04       989
Illinois Health Facilities Authority Revenue (a)                                    500          5.000      08/01/03       503
Illinois Health Facilities Authority Revenue (a)                                    270          5.250      08/15/03       274
Illinois Health Facilities Authority Revenue, Series A (a)                          175          5.000      10/01/00       176
Illinois Health Facilities Authority Revenue, Series A (a)                          230          4.550      07/01/01       230
Illinois Health Facilities Authority Revenue, Series A (a)                        1,420          5.500      08/15/05     1,450
Illinois Housing Development Authority, Elderly Housing Development Revenue         265          4.350      01/01/04       258
Illinois Housing Development Authority, Elderly Housing Development Revenue         500          4.450      01/01/05       485
Illinois, State of, Dedicated Tax Revenue, Series A (a)                           1,000          7.000      12/15/13     1,041
Illinois, State of, General Obligation (a)                                          500          5.375      05/01/01       506
                                                                                                                        ------
                                                                                                                        13,270
                                                                                                                        ------

Indiana - 4.4%
Indiana Bond Bank Revenue, Series A                                               1,000          4.100      02/01/05       951
Indiana Health Facilities Financing Authority Hospital Revenue                      465          4.500      02/15/05       453
Indiana Health Facilities Financing Authority Hospital Revenue, Series A          1,250          5.000      12/01/03     1,256
Indiana Health Facilities Financing Authority Hospital Revenue, Series A (a)        500          5.000      11/01/02       503
Indiana Health Facilities Financing Authority Hospital Revenue, Series D (b)      1,410          5.000      11/01/26     1,401
Indiana University Revenue, Series M                                                500          5.750      08/01/10       515
Monroe County, Indiana Hospital Authority Revenue (a)                               500          4.500      05/01/03       493
                                                                                                                        ------
                                                                                                                         5,572
                                                                                                                        ------

Kansas - 0.8%
Butler & Sedgwick Counties, Kansas University School District Number 385
   Andover General Obligation                                                     1,000          5.000      09/01/09       989
                                                                                                                        ------

Kentucky - 0.8%
McCracken County, Kentucky Hospital Revenue, Series A (a)                         1,000          5.700      11/01/00     1,012
                                                                                                                        ------

Louisiana - 3.0%
De Soto Parish, Louisiana Pollution Control Revenue, Series A                       650          5.050      12/01/02       648
Jefferson Parish, Louisiana Hospital Service District Number 2 Hospital
   Revenue (a)                                                                    1,000          5.250      12/01/15     1,017
Louisiana Public Facilities Authority Hospital Revenue, Series A                  1,600          5.500      08/15/19     1,358
Shreveport, Louisiana General Obligation Zero Coupon (a)                          1,000          0.000      01/01/05       775
                                                                                                                         ------
                                                                                                                          3,798
                                                                                                                         ------


                                                       Tax Exempt Bond Fund   36

Tax Exempt Bond Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                             Principal                              Market
                                                                              Amounts                     Date      Value
                                                                               (000)          Rate         of       (000)
                                                                                  $             $       Maturity      $
                                                                             ---------        -----     --------    ------
--------------------------------------------------------------------------------------------------------------------------
Maine - 0.8%
Maine Health & Higher Education Facilities Authority Revenue, Series A          1,000         4.300     07/01/04       973
                                                                                                                    ------

Massachusetts - 1.8%
Massachusetts State Development Finance Agency Revenue, Series B                  215         5.200     07/01/01       215
Massachusetts State Development Finance Agency Revenue, Series B                  125         5.400     07/01/02       125
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series B (b)                                                                   485         4.550     01/01/21       481
Massachusetts State Industrial Finance Agency Resource Recovery Revenue,
   Series A                                                                       500         4.850     12/01/05       483
Massachusetts, State of, Special Obligation Revenue, Series A                   1,000         5.500     06/01/13     1,005
                                                                                                                    ------
                                                                                                                     2,309
                                                                                                                    ------

Michigan - 4.4%
Bishop International Airport Authority, Michigan Airport Revenue, Series B      1,000         5.000     12/01/10       932
Bishop International Airport Authority, Michigan Airport Revenue, Series B      1,030         5.250     12/01/11       972
Jackson County, Michigan Hospital Financial Authority Revenue (a)                 300         4.375     06/01/02       297
Manistee, Michigan Area Public Schools General Obligation (a)                     235         6.000     05/01/08       249
Michigan State Building Authority Revenue, Series I                               375         5.400     10/01/03       389
Michigan State Hospital Finance Authority Revenue, Series A                       500         5.000     07/01/02       503
Michigan State Hospital Finance Authority Revenue, Series A                     1,000         5.500     10/01/04     1,026
Michigan State Hospital Finance Authority Revenue, Series A (a)                   250         5.000     05/15/07       247
Michigan State Hospital Finance Authority Revenue, Series B                     1,000         5.200     11/15/33       996
                                                                                                                    ------
                                                                                                                     5,611
                                                                                                                    ------

Nevada - 0.8%
Clark County, Nevada School District General Obligation                         1,000         5.250     06/15/10       993
                                                                                                                    ------

New Hampshire - 0.7%
New Hampshire Higher Educational & Health Facilities Authority Revenue
   (pre-refunded 03/01/2003)(e)                                                   750         9.000     03/01/23       850
                                                                                                                    ------

New Jersey - 1.3%
New Jersey State Housing & Mortgage Finance Agency Revenue, Series 1            1,000         6.000     11/01/02     1,019
New Jersey State Transportation Corporation Capital Grant Anticipation
   Notes, Series A                                                                670         4.900     09/01/01       673
                                                                                                                    ------
                                                                                                                     1,692
                                                                                                                    ------

New Mexico - 0.3%
New Mexico Mortgage Finance Authority Revenue, Series A-1                         385         6.200     01/01/01       388
                                                                                                                      -----
New York - 11.9%
Metropolitan Transportation Authority, New York Service Contract Commuter
   Facilities, Series 7                                                         1,000         5.300     07/01/05     1,005
Metropolitan Transportation Authority, New York Transit Facilities Revenue,
   Series R (d)                                                                   650         5.000     07/01/03       656
Municipal Assistance Corporation, New York, New York Revenue, Series E          1,000         4.700     07/01/02     1,002
Nassau County, New York Tobacco Settlement Corporation Revenue                    595         5.400     07/15/12       581
New York, New York General Obligation, Series E                                   500         5.300     08/01/03       506
New York, New York General Obligation, Series F                                   500         5.300     08/01/03       506
New York, New York General Obligation, Series H                                   750         5.250     08/01/03       758
New York State Certificate of Participation                                     1,000         5.000     09/01/02     1,003
New York State Dormitory Authority Revenue                                        450         5.000     04/01/03       449
New York State Dormitory Authority Revenue (a)                                  1,900         7.000     07/01/09     2,094
New York State Dormitory Authority Revenue, Series 1                              500         5.000     07/01/03       499


37  Tax Exempt Bond Fund

Tax Exempt Bond Fund

                                                               December 31, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   Principal                               Market
                                                                                    Amounts                      Date      Value
                                                                                     (000)         Rate           of       (000)
                                                                                        $            $         Maturity      $
                                                                                   ---------       -----       --------    ------
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Revenue, Series A                                   375          6.000      02/15/03       385
New York State Dormitory Authority Revenue, Series A                                   375          6.000      08/15/04       388
New York State Dormitory Authority Revenue, Series A (a)                             1,000          4.300      08/15/04       971
New York State Dormitory Authority Revenue, Series B                                   745          4.500      02/15/03       732
New York State Dormitory Authority Revenue, Series E                                 1,000          5.500      02/15/03     1,012
New York State Urban Development Corporation Revenue                                 1,000          5.300      01/01/04     1,007
New York State Urban Development Corporation Revenue, Series 7                         125          5.500      01/01/01       126
Suffolk County, New York Judicial Facilities Agency Service Agreement
   Revenue (a)                                                                         500          5.500      04/15/09       511
TSASC Inc., New York Revenue, Series 1                                               1,000          5.500      07/15/13       971
                                                                                                                          -------
                                                                                                                           15,162
                                                                                                                          -------

North Carolina - 0.8%
North Carolina Medical Care Community Hospital Revenue (a)                           1,000          4.250      06/01/04       963
                                                                                                                          -------

Ohio - 2.1%
Cleveland, Ohio General Obligation (a)                                               1,000          5.000      11/15/08       994
Medina, Ohio City School District (a)                                                  750          4.850      12/01/10       711
Ohio, State of, Revenue                                                              1,000          5.000      12/15/06     1,002
                                                                                                                          -------
                                                                                                                            2,707
                                                                                                                          -------

Oklahoma - 0.2%
Stillwater, Oklahoma Medical Center Authority Revenue, Series A                        300          5.550      05/15/01       301
                                                                                                                          -------

Oregon - 0.4%
Oregon State Department Administration Services Lottery Revenue, Series B              500          5.250      04/01/06       508
                                                                                                                          -------

Pennsylvania - 2.5%
Philadelphia, Pennsylvania Gas Works Revenue, Series A                               1,000          5.500      07/01/07     1,025
Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities
   Authority Revenue, Series A                                                         500          5.000      05/15/02       503
Philadelphia, Pennsylvania Water & Wastewater Revenue (a)                            1,000          5.250      12/15/11       991
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority Revenue,
   Series A                                                                            700          7.375      07/15/08       734
                                                                                                                          -------
                                                                                                                            3,253
                                                                                                                          -------

Rhode Island - 1.4%
Rhode Island Housing & Mortgage Finance Authority Housing Revenue, Series A (a)      1,000          5.150      07/01/01     1,006
Rhode Island State Health & Educational Building Corporation Revenue (a)               785          5.500      04/01/17       753
                                                                                                                          -------
                                                                                                                            1,759
                                                                                                                          -------

South Carolina - 2.1%
Columbia, South Carolina Waterworks & Sewer System Revenue, Zero Coupon              1,000          0.000      02/01/04       816
Medical University South Carolina Hospital Facilities Revenue                        1,355          5.500      07/01/03     1,367
Winnsboro, South Carolina Utility Revenue (a)                                          550          5.250      08/15/14       531
                                                                                                                          -------
                                                                                                                            2,714
                                                                                                                          -------

South Dakota - 0.8%
South Dakota Housing Development Authority Revenue, Series A                         1,000          5.200      05/01/02     1,007
                                                                                                                      -----


                                                       Tax Exempt Bond Fund   38

Tax Exempt Bond Fund

                                                               December 31, 1999

-----------------------------------------------------------------------------------------------------------------------------
                                                                              Principal                                Market
                                                                               Amounts                     Date        Value
                                                                                (000)         Rate          of         (000)
                                                                                   $            $        Maturity        $
                                                                              ---------       -----      --------      ------
-----------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
   Educational Facilities Board Revenue, Series A                                  920         5.000     11/01/06         920
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
   Educational Facilities Board Revenue, Series A (d)                              615         5.250     05/01/01         621
White House Utility District, Tennessee, Robertson & Sumner Counties
   Waterworks Revenue, Zero Coupon, Series B (a)                                   650         0.000     01/01/05         503
                                                                                                                      -------
                                                                                                                        2,044
                                                                                                                      -------

Texas - 6.4%
Arlington, Texas Independent School District General Obligation                  1,000         4.750     02/15/09         952
Brazos River Authority, Texas Revenue (b)                                        1,500         5.200     12/01/18       1,494
Houston, Texas General Obligation, Series C                                      1,000         5.900     03/01/03       1,024
Matagorda County, Texas Navigation District Number 1 Pollution Control
   Revenue, Series A (b)                                                         1,000         4.900     05/01/30         998
San Antonio, Texas Electric & Gas Revenue                                          500         4.700     02/01/05         494
San Antonio, Texas Electric & Gas Revenue (pre-refunded 02/01/04) (e)               70         4.700     02/01/05          71
San Antonio, Texas Electric & Gas Revenue, Zero Coupon, Series B (a)             1,000         0.000     02/01/04         814
Texas A&M University Permanent University Funding Revenue (b)                    1,000         5.000     07/01/08         995
Texas State Public Finance Authority Building Revenue, Series B                  1,000         5.000     02/01/05       1,004
Waco, Texas Health Facilities Development Corp. Revenue, Series A                  250         5.200     11/15/06         248
                                                                                                                      -------
                                                                                                                        8,094
                                                                                                                      -------

Utah - 1.8%
Intermountain Power Agency, Utah Power Supply Revenue, Series C                  1,000         4.700     07/01/02         999
Intermountain Power Agency, Utah Power Supply Revenue, Series E (d)                500         5.250     07/01/01         505
Utah State Board of Regents Revenue (a)                                            300         5.000     08/01/02         302
Utah Water Finance Agency Revenue, Series A (a)                                    500         4.800     10/01/08         481
                                                                                                                      -------
                                                                                                                        2,287
                                                                                                                      -------

Virginia - 0.8%
Arlington County, Virginia Industrial Development Authority Resource
   Recovery Revenue, Series A                                                    1,000         5.250     01/01/04       1,014
                                                                                                                      -------

Washington - 4.5%
CDP King County III, Washington Lease Revenue (a)                                1,000         4.600     06/01/03         995
Washington State Public Power Supply System Nuclear Project Number 1
   Revenue, Series A                                                             1,000         7.000     07/01/08       1,114
Washington State Public Power Supply System Nuclear Project Number 3
   Revenue, Series A                                                             1,000         5.000     07/01/04       1,002
Washington, State of, General Obligation, Series A                               1,060         6.500     07/01/04       1,130
Washington, State of, General Obligation, Series R                               1,500         6.400     09/01/03       1,554
                                                                                                                      -------
                                                                                                                        5,795
                                                                                                                      -------

West Virginia - 0.6%
South Charleston, West Virginia Pollution Control Revenue                          700         7.625     08/01/05         760
                                                                                                                      -------

Total Municipal Bonds  (cost $114,570)                                                                                112,058
                                                                                                                      -------


39  Tax Exempt Bond Fund

Tax Exempt Bond Fund

                                                               December 31, 1999

----------------------------------------------------------------------------------
                                                               Principal    Market
                                                                Amounts     Value
                                                                 (000)      (000)
                                                                    $         $
                                                               ---------    ------
----------------------------------------------------------------------------------
Short-Term Investments - 10.9%
Frank Russell Investment Company Tax Free Money Market Fund
   due on demand (c)                                             13,824      13,824
                                                                            -------

Total Short-Term Investments
(cost $13,824)                                                               13,824
                                                                            -------

Total Investments - 98.9%
(identified cost $128,394)                                                  125,882

Other Assets & Liabilities, Net - 1.1%                                        1,406
                                                                            -------

Net Assets - 100.0%                                                         127,288
                                                                            =======

(a)   Bond is insured by AMBAC, FGIC or MBIA.
(b)   Adjustable or floating rate security.
(c)   At amortized cost, which approximates market value.
(d)   Forward commitment.
(e) Pre-refunded: These bonds are collateralized by U.S. Treasury Securities, which are held in escrow by a trustee and used to pay principal and interest in the tax exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance

Quality Ratings as a % of Market Value (Unaudited)

AAA                                           65%
AA                                            22
A                                              7
BBB                                            6
                                             ---
                                             100%
                                             ===

Economic Sector Emphasis as a % of Market Value (Unaudited)

General Obligation                            20%
Health Care Revenue                           20
Utility Revenue                                9
State & Community Lease                        8
Housing Revenue                                6
University Revenue                             7
Pollution Control Revenue                      2
Refunded & Special Obligation                  1
Other                                         16
Cash Equivalents                              11
                                             ---
                                             100%
                                             ===

 See accompanying notes which are an integral part of the financial statements.


                                                        Tax Exempt Bond Fund  40

Tax Exempt Bond Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at market (identified cost $128,394) .....................                $ 125,882
Receivables:
   Dividends and interest ............................................                    1,751
   Fund shares sold ..................................................                      350
Prepaid expenses .....................................................                        1
                                                                                      ---------

      Total assets ...................................................                  127,984

Liabilities
Payables:
   Investments purchased .............................................      $342
   Fund shares redeemed ..............................................       306
   Accrued fees to affiliates ........................................         6
   Other accrued expenses ............................................        42
                                                                            ----

      Total liabilities ..............................................                      696
                                                                                      ---------

Net Assets ...........................................................                $ 127,288
                                                                                      =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income .........                $    (144)
Accumulated distributions net realized gain (loss) ...................                   (2,110)
Unrealized appreciation (depreciation) on investments ................                   (2,512)
Shares of beneficial interest ........................................                       62
Additional paid-in capital ...........................................                  131,992
                                                                                      ---------

Net Assets ...........................................................                $ 127,288
                                                                                      =========

Net Asset Value, offering and redemption price per share:
   Class C ($474,201 divided by 23,183 shares of $.01 par value
      shares of beneficial interest outstanding) .....................                $   20.45
                                                                                      =========
   Class E ($2,853,497 divided by 139,408 shares of $.01 par value
      shares of beneficial interest outstanding) .....................                $   20.47
                                                                                      =========
   Class S ($123,960,342 divided by 6,071,047 shares of $.01 par value
      shares of beneficial interest outstanding) .....................                $   20.42
                                                                                      =========

See accompanying notes which are an integral part of the financial statements.


41  Tax Exempt Bond Fund

Tax Exempt Bond Fund

Statement of Operations

Amounts in thousands                                 Year End December 31, 1999

Investment Income
   Interest .......................................................                $6,457
   Dividends ......................................................                    61
                                                                                   ------

      Total investment income .....................................                 6,518

Expenses
   Advisory fees ..................................................      $427
   Administrative fees ............................................        71
   Custodian fees .................................................        81
   Distribution fees - Class C ....................................         1
   Transfer agent fees ............................................        86
   Professional fees ..............................................        35
   Registration fees ..............................................        95
   Shareholder servicing fees - Class C ...........................         1
   Shareholder servicing fees - Class E ...........................         5
   Trustees' fees .................................................         6
   Miscellaneous ..................................................        17
                                                                         ----

      Total expenses ..............................................                   825
                                                                                   ------

Net investment income .............................................                 5,693
                                                                                   ------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ...........................                (1,498)
Net change in unrealized appreciation (depreciation) on investments                (5,063)
                                                                                   ------

Net realized and unrealized gain (loss) ...........................                (6,561)
                                                                                   ------

Net increase (decrease) in net assets from operations .............                $ (868)
                                                                                   ======

 See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund   42

Tax Exempt Bond Fund

Statement of Changes in Net Assets

Amounts in thousands
                                                                             Years Ended December 31,
                                                                            -------------------------
                                                                               1999           1998
                                                                            ---------       ---------
Increase (Decrease) in Net Assets
Operations
   Net investment income .............................................      $   5,693       $   4,119
   Net realized gain (loss) ..........................................         (1,498)           (141)
   Net change in unrealized appreciation (depreciation) ..............         (5,063)          1,153
                                                                            ---------       ---------

      Net increase (decrease) in net assets from operations ..........           (868)          5,131
                                                                            ---------       ---------

Distributions
   From net investment income
      Class C ........................................................             (7)             --
      Class E ........................................................            (77)             --
      Class S ........................................................         (5,753)         (4,154)
                                                                            ---------       ---------

         Net decrease in net assets from distributions ...............         (5,837)         (4,154)
                                                                            ---------       ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions .....          5,034          44,906
                                                                            ---------       ---------

Total net increase (decrease) in net assets ..........................         (1,671)         45,883

Net Assets
   Beginning of period ...............................................        128,959          83,076
                                                                            ---------       ---------
   End of period (including accumulated distributions in excess of net
      investment income of $144 at December 31, 1999) ................      $ 127,288       $ 128,959
                                                                            =========       =========

See accompanying notes which are an integral part of the financial statements.


43  Tax Exempt Bond Fund

Tax Exempt Bond Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                          1999*
                                                                        -------

Net Asset Value, Beginning of Period ........................           $ 21.38
                                                                        -------

Income From Operations
   Net investment income (a) ................................               .45
   Net realized and unrealized gain (loss) ..................              (.84)
                                                                        -------

      Total income from operations ..........................              (.39)
                                                                        -------

Distributions
   From net investment income ...............................              (.54)
                                                                        -------

Net Asset Value, End of Period ..............................           $ 20.45
                                                                        =======

Total Return (%)(b) .........................................             (1.82)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................               474

   Ratios to average net assets (%)(c):
      Operating expenses ....................................              1.57
      Net investment income .................................              3.12

   Portfolio turnover rate (%) ..............................            119.34

*     For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


                                                        Tax Exempt Bond Fund  44

Tax Exempt Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period ......................           $   21.19
                                                                      ---------

Income From Operations
   Net investment income (a) ..............................                 .50
   Net realized and unrealized gain (loss) ................                (.71)
                                                                      ---------

      Total income from operations ........................                (.21)
                                                                      ---------

Distributions
   From net investment income .............................                (.51)
                                                                      ---------

Net Asset Value, End of Period ............................           $   20.47
                                                                      =========

Total Return (%)(b) .......................................                (.99)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...............               2,854

   Ratios to average net assets (%)(c):
      Operating expenses ..................................                 .82
      Net investment income ...............................                3.76

   Portfolio turnover rate (%) ............................              119.34

*     For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.


45  Tax Exempt Bond Fund

Tax Exempt Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                     Years Ended December 31,
                                              ---------------------------------------------------------------------
                                                   1999          1998           1997         1996           1995
                                              -----------    -----------    -----------   -----------   -----------
Net Asset Value, Beginning of Period ......   $     21.39    $     21.19    $     21.02   $     21.24   $     20.48
                                              -----------    -----------    -----------   -----------   -----------

Income From Operations
   Net investment income (a) ..............           .84            .81            .84           .85           .81
   Net realized and unrealized gain (loss)           (.95)           .19            .18          (.21)          .77
                                              -----------    -----------    -----------   -----------   -----------

      Total income from operations ........          (.11)          1.00           1.02           .64          1.58
                                              -----------    -----------    -----------   -----------   -----------

Distributions
   From net investment income .............          (.86)          (.80)          (.85)         (.86)         (.82)
                                              -----------    -----------    -----------   -----------   -----------

Net Asset Value, End of Period ............   $     20.42    $     21.39    $     21.19   $     21.02   $     21.24
                                              ===========    ===========    ===========   ===========   ===========

Total Return (%)(b) .......................          (.52)          4.82           4.92          3.07          7.81

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       123,960        128,959         83,076        66,344        63,838

   Ratios to average net assets (%)(b):
      Operating expenses ..................           .57            .72            .71           .75           .74
      Net investment income ...............          3.99           3.80           3.99          4.02          3.91

   Portfolio turnover rate (%) ............        119.34          74.42          40.79         74.34         73.91

(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.


                                                        Tax Exempt Bond Fund  46

Tax Free Money Market Fund

Statement of Net Assets

                                                               December 31, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                             Principal
                                                                              Amounts                    Date       Value
                                                                               (000)         Rate         of        (000)
                                                                                  $            $       Maturity*      $
                                                                             ---------       -----     ---------    ------
--------------------------------------------------------------------------------------------------------------------------
Municipal Bonds - 106.1%
Alabama - 1.2%
Mobile, Alabama Industrial Development Board Pollution Control Revenue,
   weekly demand                                                                3,000         5.125     06/01/04    3,000
                                                                                                                   ------

Arizona - 0.8%
Maricopa County, Arizona Industrial Development Authority Revenue, weekly
   demand                                                                         500         5.250     10/01/04      500
Maricopa County, Arizona Industrial Development Authority Revenue, Series
   A, daily demand                                                                880         4.550     02/01/29      880
Yuma County, Arizona Jail District Revenue (a)                                    500         4.500     07/01/00      501
                                                                                                                   ------
                                                                                                                    1,881
                                                                                                                   ------

Arkansas - 0.2%
Fayetteville, Arkansas Public Facilities Board Revenue, daily demand              300         4.700     09/01/27      300
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                     186         5.630     05/01/28      186
                                                                                                                   ------
                                                                                                                      486
                                                                                                                   ------

Colorado - 4.3%
Castle Pines North Metropolitan District, Colorado General Obligation,
   weekly demand                                                                7,000         5.550     12/01/28    7,000
Colorado Housing Financial Authority Multi- family Housing Revenue, annual
   demand                                                                       1,150         5.400     06/01/05    1,150
Denver, Colorado City and County Multi-family Housing Revenue, daily demand       700         4.950     12/01/09      700
SBC Metropolitan District, Colorado General Obligation, annual demand           1,670         4.000     12/01/17    1,670
                                                                                                                   ------
                                                                                                                   10,520
                                                                                                                   ------

Delaware - 1.5%
Delaware State Economic Development Authority Multi-family Housing Revenue,
   weekly demand                                                                  650         5.550     12/01/15      650
Delaware State Economic Development Authority Revenue, Series B, weekly
   demand                                                                       3,100         5.550     05/01/15    3,100
                                                                                                                   ------
                                                                                                                    3,750
                                                                                                                   ------

District of Columbia - 0.1%
District of Columbia Revenue, weekly demand                                       375         5.650     12/01/23      375
                                                                                                                   ------

Florida - 3.8%
Alachua County, Florida Industrial Development Revenue, Series A, monthly
   demand                                                                         375         3.750     01/01/12      375
Capital Trust Agency, Florida Multi-family Housing Revenue, Series A,
   weekly demand                                                                3,000         5.800     12/01/32    3,000
Fort Pierce, Florida Health Facility Revenue, weekly demand                     1,615         5.550     10/01/17    1,615
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                     282         5.630     05/01/28      282
Orange County, Florida Industrial Development Authority Revenue, monthly
   demand                                                                       1,100         3.750     01/01/11    1,100
Orange County, Florida Industrial Development Authority Revenue, Series A,
   semiannual demand                                                            2,960         3.750     10/01/15    2,960
                                                                                                                   ------
                                                                                                                    9,332
                                                                                                                   ------


47  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                             Principal
                                                                              Amounts                    Date       Value
                                                                               (000)         Rate         of        (000)
                                                                                  $            $       Maturity*      $
                                                                             ---------       -----     ---------    ------
--------------------------------------------------------------------------------------------------------------------------
Georgia - 8.2%
Cobb County, Georgia Housing Authority Multi- family Housing Revenue,
   weekly demand                                                                1,000         5.500     06/01/25    1,000
Cobb County, Georgia Residential Care Facilities Authority Revenue, weekly
   demand                                                                       1,000         5.550     04/01/16    1,000
De Kalb County, Georgia Development Authority Revenue, weekly demand            1,500         5.550     03/01/24    1,500
De Kalb County, Georgia Housing Authority Multi-family Housing Revenue,
   weekly demand                                                                3,700         5.500     06/01/25    3,700
Fulton County, Georgia Development Authority Revenue, weekly demand               300         5.550     12/01/16      300
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                     942         5.630     05/01/28      942
Gwinnett County, Georgia Development Authority Revenue, weekly demand             115         5.550     03/01/17      115
Gwinnett County, Georgia Development Authority Revenue, weekly demand           4,600         5.550     04/01/18    4,600
La Grange, Georgia Water & Sewage Revenue (pre-refunded 01/01/00)(b)            1,000         7.375     01/01/12    1,020
Macon-Bibb County, Georgia Hospital Authority Revenue Anticipation
   Certificates, weekly demand                                                    900         5.550     12/01/18      900
Marietta, Georgia Housing Authority Multi- family Housing Revenue
   Anticipation Certificates, weekly demand                                     2,500         4.850     01/01/08    2,500
Savannah, Georgia Housing Authority Multi- family Housing Revenue, Series
   B, weekly demand                                                               650         5.500     06/15/26      650
Thomasville, Georgia Hospital Authority Revenue, weekly demand                  1,200         5.550     11/01/17    1,200
Walton County, Georgia Development Authority Industrial Development
   Revenue, Series B, weekly demand                                               800         5.550     06/01/04      800
                                                                                                                   ------
                                                                                                                   20,227
                                                                                                                   ------

Illinois - 12.6%
Belleville, Illinois Industrial Development Revenue, weekly demand              1,750         5.650     12/01/08    1,750
Chicago, Illinois General Obligation Building Acquisition Certificates            425         4.400     01/01/00      425
Cook County, Illinois Community Unit School District Number 401, Tax
   Anticipation Warrants                                                        2,500         4.980     10/25/00    2,509
De Kalb, Illinois Industrial Development Revenue, Series C, weekly demand         500         5.500     02/01/01      500
East Peoria, Illinois Multi-family Housing Authority, weekly demand             1,690         5.250     06/01/08    1,690
Illinois Development Finance Authority Pollution Control Revenue, Series B,
   weekly demand                                                                7,000         5.300     10/15/14    7,000
Illinois Development Finance Authority Revenue, quarterly demand                  700         3.950     08/01/25      700
Illinois Development Finance Authority Revenue, weekly demand                   2,038         5.650     09/01/26    2,038
Illinois Development Finance Authority Revenue, weekly demand                   7,000         5.550     08/01/29    7,000
Illinois Health Facilities Authority Revenue, daily demand                        400         4.750     11/01/20      400
Illinois Health Facilities Authority Revenue, Series B, weekly demand           4,900         5.350     08/15/22    4,900
Illinois State Certificate of Participation (a)                                 1,005         4.500     07/01/00    1,009
McHenry County, Illinois Community Construction School District Number 047,
   Certificate of Participation (a)                                               400         6.700     01/01/00      400
Troy Grove, Illinois Revenue, weekly demand                                       750         5.015     05/01/10      750
                                                                                                                   ------
                                                                                                                   31,071
                                                                                                                   ------

Indiana - 4.7%
Bartholomew, Indiana Construction School Corporation, General Obligation        1,100         4.300     07/01/00    1,100
Fort Wayne, Indiana Economic Development Revenue, Series 83, weekly demand      1,000         5.125     12/01/03    1,000
Hamilton County, Indiana County Optional Income Tax Revenue, Series A             635         4.250     01/10/00      635
Hamilton County, Indiana County Optional Income Tax Revenue, Series A             205         4.250     07/10/00      205
Indiana State Development Finance Authority Revenue, weekly demand              3,500         5.500     07/01/26    3,500
Indiana State Educational Facilities Authority Revenue, weekly demand             775         5.500     10/01/19      775
Mishawaka, Indiana Waterworks Revenue Bond Anticipation Notes                   1,800         4.250     08/11/00    1,800


                                                  Tax Free Money Market Fund  48

Tax Free Money Market Fund

                                                               December 31, 1999

---------------------------------------------------------------------------------------------------------------------------
                                                                               Principal
                                                                                Amounts                    Date      Value
                                                                                 (000)          Rate        of       (000)
                                                                                    $             $      Maturity*     $
                                                                               ---------        -----    ---------   ------
---------------------------------------------------------------------------------------------------------------------------
South Bend, Indiana Community School Corporation General Obligation, Series A       815         4.500     01/01/01      815
Whitco, Indiana Community School Corporation Tax Anticipation Warrants            1,900         4.500     12/29/00    1,904
                                                                                                                     ------
                                                                                                                     11,734
                                                                                                                     ------

Iowa - 1.5%
Chillicothe, Iowa Pollution Control Revenue, Series A, weekly demand                900         5.450     05/01/23      900
Storm Lake, Iowa Private College Revenue, weekly demand                           2,900         5.650     12/01/03    2,900
                                                                                                                     ------
                                                                                                                      3,800
                                                                                                                     ------

Kansas - 0.1%
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                       140         5.630     05/01/28      140
                                                                                                                     ------

Kentucky - 2.2%
Jefferson County, Kentucky Industrial Building Revenue, weekly demand             1,050         5.500     01/01/19    1,050
Jefferson County, Kentucky Retirement Home Revenue, weekly demand                 2,000         5.500     10/01/19    2,000
Kentucky Area Development Districts Financing Lease Program Revenue, Series
   E2, weekly demand                                                                490         5.750     12/01/31      490
Louisville, Kentucky Industrial Development Revenue, weekly demand                  750         5.550     09/01/01      750
McCreary, Kentucky Industrial Building Revenue, Series B, weekly demand           1,150         5.350     04/01/13    1,150
                                                                                                                     ------
                                                                                                                      5,440
                                                                                                                     ------

Maryland - 3.8%
Anne Arundel County, Maryland Industrial Development Revenue, Series C,
   weekly demand                                                                  2,260         5.500     02/01/01    2,260
Maryland State Economic Development Corporation Revenue, weekly demand            3,300         5.550     09/01/24    3,300
Maryland State Health & Higher Educational Facilities Authority Revenue,
   weekly demand                                                                  2,790         5.550     09/01/24    2,790
Montgomery County, Maryland Industrial Development Revenue, monthly demand          930         3.850     04/01/14      930
                                                                                                                     ------
                                                                                                                      9,280
                                                                                                                     ------

Massachusetts - 0.2%
New England Educational Loan Marketing Corporation, Massachusetts Student
   Loan Revenue, Series G                                                           465         5.000     08/01/00      467
                                                                                                                     ------

Michigan - 2.5%
Lansing, Michigan Economic Development Corporation, semiannual demand             1,885         3.850     05/01/15    1,885
Livonia, Michigan Economic Development Corporation, semiannual demand               320         4.100     11/15/04      320
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                  101         3.450     01/15/09      101
Meridian, Michigan Economic Development, monthly demand                             455         3.900     11/15/14      455
Michigan State Housing Development Authority Limited Obligation Revenue,
   weekly demand                                                                  1,000         5.125     06/01/04    1,000
Michigan State Job Development Authority Revenue, monthly demand                  1,300         3.800     11/01/14    1,300
Northville Township, Michigan Economic Development Corporation, Limited
   Obligation Revenue, Series P, weekly demand                                      500         5.125     05/01/14      500
Oakland County, Michigan Economic Development Corporation, Limited
   Obligation Revenue, semiannual demand                                            625         3.800     08/01/15      625
                                                                                                                     ------
                                                                                                                      6,186
                                                                                                                     ------


49  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

-------------------------------------------------------------------------------------------------------------------------
                                                                             Principal
                                                                              Amounts                    Date      Value
                                                                               (000)          Rate        of       (000)
                                                                                  $             $      Maturity*     $
                                                                             ---------        -----    ---------   ------
-------------------------------------------------------------------------------------------------------------------------
Minnesota - 5.4%
Burnsville, Minnesota Industrial Development Revenue, Series C, weekly
   demand                                                                         350         5.500     02/01/01      350
Capital Realty Investment Tax-Exempt Fund, Series 96-1, weekly demand           8,535         5.750     12/01/04    8,535
Mendota Heights, Minnesota Commercial Development, weekly demand                1,515         5.600     12/01/15    1,515
Minnesota State Revenue, Series A (a)                                             980         5.000     06/30/00      987
St. Paul, Minnesota Port Authority Industrial Development Revenue, Series
   1, weekly demand                                                             2,000         5.610     06/01/19    2,000
                                                                                                                   ------
                                                                                                                   13,387
                                                                                                                   ------

Mississippi - 0.2%
DeSoto County, Mississippi Industrial Development Revenue, weekly demand          400         5.015     12/01/08      400
                                                                                                                   ------

Missouri - 6.3%
Clayton, Missouri Industrial Development Authority Revenue, weekly demand       1,000         5.200     01/01/09    1,000
Kansas City, Missouri Industrial Development Authority Multi-family Housing
   Revenue, weekly demand                                                       3,900         5.450     10/01/15    3,900
Missouri State Health & Educational Facilities Authority Revenue, daily
   demand                                                                       2,200         4.850     12/01/24    2,200
Missouri State Health & Educational Facilities Authority Revenue, daily
   demand                                                                         800         4.850     11/01/29      800
Missouri State Health & Educational Facilities Authority Revenue, Series A,
   weekly demand                                                                1,000         5.600     08/01/29    1,000
Missouri State Health & Educational Facilities Authority Revenue, Series B,
   daily demand                                                                 1,400         4.750     10/01/24    1,400
Missouri State Health & Educational Facilities Authority School District
   Advanced Funding Program Revenue, Series D                                   2,000         4.250     09/19/00    2,007
St. Charles County, Missouri Industrial Development Authority Revenue,
   weekly demand                                                                2,300         5.560     12/01/27    2,300
St. Louis, Missouri Industrial Development Authority Revenue, Series C,
   weekly demand                                                                  965         5.500     02/01/01      965
                                                                                                                   ------
                                                                                                                   15,572
                                                                                                                   ------

Nevada - 1.5%
Clark County, Nevada Economic Development Revenue, weekly demand                1,545         5.600     08/01/19    1,545
Reno, Nevada Hospital Revenue, Series B (pre- refunded 01/01/00)(b)             1,065         7.750     07/01/15    1,086
Reno, Nevada Hospital Revenue, Series C (pre- refunded 01/01/00)(b)               960         7.750     07/01/15      981
Washoe County, Nevada General Obligation (a)                                      100         8.250     06/01/00      102
                                                                                                                   ------
                                                                                                                    3,714
                                                                                                                   ------

New Jersey - 0.4%
North Hudson Sewer Authority, New Jersey Tax-Exempt Notes                         900         4.250     03/31/00      900
                                                                                                                   ------

New York - 0.8%
Jamestown, New York Community College Regional Board of Trustees Revenue
   Anticipation Notes                                                           2,000         4.375     09/08/00    2,005
                                                                                                                   ------

North Carolina - 0.6%
Beaufort County, North Carolina Industrial Facility & Pollution Control
   Revenue, Series 85, weekly demand                                              300         5.100     12/01/00      300
North Carolina Medical Care Community Hospital Revenue, weekly demand           1,100         5.500     08/15/18    1,100
                                                                                                                   ------
                                                                                                                    1,400
                                                                                                                   ------


                                                  Tax Free Money Market Fund  50

Tax Free Money Market Fund

                                                               December 31, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                             Principal
                                                                              Amounts                     Date      Value
                                                                               (000)         Rate          of       (000)
                                                                                  $            $        Maturity*     $
                                                                             ---------       -----      ---------   ------
--------------------------------------------------------------------------------------------------------------------------
Ohio - 4.3%
Bellevue, Ohio Hospital Facilities Revenue, semiannual demand                     330         3.700      03/01/17     330
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand                   240         3.900      02/01/05     240
Clermont County, Ohio Economic Development Revenue, semiannual demand             400         4.000      12/01/09     400
Clermont County, Ohio Economic Development Revenue, semiannual demand             550         4.000      05/01/12     550
Clinton County, Ohio Hospital Revenue, weekly demand                            1,000         5.600      06/01/28   1,000
Columbus, Ohio Electric System Revenue, monthly demand                          1,300         3.600      09/01/09   1,300
East Muskingum, Ohio Water Revenue Anticipation Notes                           1,000         4.320      06/22/00   1,001
Franklin County, Ohio Industrial Development Revenue, semiannual demand           130         3.850      11/01/15     130
Mahoning County, Ohio Industrial Development Revenue, Series A, weekly
   demand                                                                           5         5.600      10/01/00       5
Mahoning County, Ohio Industrial Development Revenue, Series B, weekly
   demand                                                                          15         5.600      10/01/00      15
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                473         3.450      01/15/09     473
North Olmsted, Ohio Bond Anticipation Notes, Series 2                           1,900         4.200      09/21/00   1,903
Ohio State Higher Educational Facilities Community College Revenue, weekly
   demand                                                                         585         5.500      09/01/20     585
Scioto County, Ohio Health Care Facilities Revenue, semiannual demand             645         4.000      12/01/15     645
Stark County, Ohio Health Care Facilities, semiannual demand                    1,550         3.800      09/15/16   1,550
Trumbull County, Ohio Industrial Development Revenue, Series A, weekly
   demand                                                                         390         5.600      04/01/04     390
                                                                                                                   ------
                                                                                                                   10,517
                                                                                                                   ------

Oklahoma - 1.3%
Muskogee, Oklahoma Industrial Trust Revenue, weekly demand                      1,890         5.300      12/01/15   1,890
Tulsa County, Oklahoma Industrial Authority Health Care Revenue, semiannual
   demand                                                                       1,250         4.100      12/15/08   1,250
                                                                                                                   ------
                                                                                                                    3,140
                                                                                                                   ------

Oregon - 1.7%
Clackamas County, Oregon Hospital Facilities Authority Revenue, Series C,
   weekly demand                                                                2,000         5.600      05/15/29   2,000
Hillsboro, Oregon Revenue, weekly demand                                        1,750         5.500      08/01/11   1,750
Medford, Oregon Hospital Facilities Authority Revenue, weekly demand              400         5.600      05/15/27     400
                                                                                                                   ------
                                                                                                                    4,150
                                                                                                                   ------

Pennsylvania - 8.1%
Berks County, Pennsylvania Industrial Development Authority, weekly demand      2,450         5.125      12/01/04   2,450
Butler County, Pennsylvania Industrial Development Authority, Series B,
   weekly demand                                                                2,950         5.550      11/01/16   2,950
Chartiers Valley, Pennsylvania Industrial and Commercial Development
   Revenue, Series A, weekly demand                                             1,000         5.550      12/01/01   1,000
Geisinger, Pennsylvania Health System Authority Revenue, Series B, daily
   demand                                                                         600         4.800      08/15/28     600
Lebanon County, Pennsylvania Health Facilities Revenue, weekly demand           1,000         5.750      04/01/24   1,000
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                101         3.450      01/15/09     101
Pennsylvania State Higher Educational Facilities Authority Revenue, Series
   E3, weekly demand                                                            5,000         5.550      11/01/14   5,000
Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities
   Authority Revenue, Series A-3, weekly demand                                 1,500         5.700      03/01/19   1,500


51  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                             Principal
                                                                              Amounts                       Date      Value
                                                                               (000)           Rate          of       (000)
                                                                                  $              $        Maturity*     $
                                                                             ---------         -----      ---------   ------
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities
   Authority Revenue, Series B, weekly demand                                   3,500          5.700       06/01/14    3,500
South Fork, Pennsylvania Municipal Hospital Authority Revenue, Series B,
   weekly demand                                                                2,000          5.550       07/01/23    2,000
                                                                                                                      ------
                                                                                                                      20,101
                                                                                                                      ------

Puerto Rico - 0.8%
Puerto Rico Municipal Finance Agency General Obligation, Series B               2,000          5.000       08/01/00    2,012
                                                                                                                      ------

South Carolina - 0.2%
Edgefield County, South Carolina School District General Obligation               565          5.750       02/01/00      566
                                                                                                                      ------

Tennessee - 6.3%
Franklin County, Tennessee Health & Educational Facilities Revenue, monthly
   demand                                                                       1,565          4.200       09/01/10    1,565
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                   1,054          5.630       05/01/28    1,054
Jackson County, Tennessee Industrial Development Board Revenue, Series B,
   daily demand                                                                 1,800          4.850       08/01/15    1,800
Knox County, Tennessee Health, Educational & Housing Facilities Board
   revenue, weekly demand                                                       7,400          5.600       05/01/29    7,400
Knox County, Tennessee Industrial Development Revenue, monthly demand           2,700          4.550       12/01/14    2,700
Tusculum, Tennessee Health, Educational & Housing Facilities Revenue,
   weekly demand                                                                1,000          5.550       07/01/15    1,000
                                                                                                                      ------
                                                                                                                      15,519
                                                                                                                      ------

Texas - 5.4%
Austin County, Texas Industrial Development Corporation Revenue, weekly
   demand                                                                       1,980          5.650       11/01/02    1,980
Austin, Texas Utility Systems Revenue (pre-refunded 05/15/00)(b)                  350         10.750       05/15/15      361
Brazos Harbor, Texas Industrial Development Corporation Revenue, monthly
   demand                                                                       1,400          3.800       12/01/13    1,400
Harris County, Texas Health Facilities Development Corporation Hospital
   Revenue, daily demand                                                        2,460          4.800       12/01/25    2,460
Tarrant County, Texas Housing Finance Corporation Revenue, weekly demand        4,000          5.750       12/01/07    4,000
Texas Association of School Boards, Tax Anticipation Notes, Series A            3,062          4.500       08/31/00    3,063
                                                                                                                      ------
                                                                                                                      13,264
                                                                                                                      ------

Virginia - 3.1%
Chesterfield County, Virginia General Obligation, Series A (pre-refunded
   01/15/00)(b)                                                                 1,000         6.7500       01/15/10    1,022
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
   demand (e)                                                                     496          5.630       05/01/28      496
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-family
   Housing Revenue, annual demand                                               1,000          3.200       02/01/26    1,000
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-family
   Housing Revenue, Series A, annual demand                                     3,495          3.200       02/01/26    3,495
Henrico County, Virginia Industrial Development Authority Revenue, Series C
   (pre-refunded 08/01/00)(b)                                                     645          7.500       09/01/07      671
Norfolk, Virginia Industrial Development Authority Revenue, weekly demand       1,075          5.125       03/01/16    1,075
                                                                                                                      ------
                                                                                                                       7,759
                                                                                                                      ------


                                                  Tax Free Money Market Fund  52

Tax Free Money Market Fund

                                                               December 31, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                               Principal
                                                                                Amounts                    Date       Value
                                                                                 (000)         Rate         of        (000)
                                                                                    $            $       Maturity*      $
                                                                               ---------       -----     ---------    ------
----------------------------------------------------------------------------------------------------------------------------

Washington - 4.6%
Seattle, Washington Municipality Metropolitan Seattle Sewer Revenue, Series
   U (pre-refunded 01/01/01)(a)(b)                                               2,600         6.600      01/01/32     2,717
Washington State Economic Development Finance Authority Revenue, Series H,
   daily demand                                                                  2,235         4.800      09/01/18     2,235
Washington State Housing Finance Commission Nonprofit Revenue, daily demand        685         4.850      07/01/11       685
Washington State Housing Finance Commission Nonprofit Revenue, daily demand        190         5.900      08/01/19       190
Washington State Housing Finance Commission Nonprofit Revenue, daily demand      1,400         4.850      01/01/21     1,400
Washington State Housing Finance Commission Nonprofit Revenue, daily demand        400         5.100      01/01/27       400
Washington State Housing Finance Commission Nonprofit Revenue, daily demand        200         5.100      05/01/27       200
Washington State Housing Finance Commission Nonprofit Revenue, weekly demand     1,200         5.600      08/01/24     1,200
Washington State Public Power Supply System Nuclear Project Number 1
   Revenue, Series A (pre-refunded 07/01/00)(a)(b)                               1,300         7.000      07/01/11     1,347
Washington State Public Power Supply System Nuclear Project Number 1
   Revenue, Series B (pre-refunded 01/01/00)(b)                                  1,000         7.250      07/01/03     1,020
                                                                                                                      ------
                                                                                                                      11,394
                                                                                                                      ------

West Virginia - 0.4%
Marshall County, West Virginia Pollution Control Revenue, weekly demand          1,000         5.500      03/01/26     1,000
                                                                                                                      ------

Wisconsin - 6.8%
Altoona, Wisconsin School District Tax & Revenue Anticipation Notes              1,000         4.125      10/27/00     1,000
Green Bay, Wisconsin Industrial Development Revenue, weekly demand               1,345         5.500      07/01/13     1,345
Jefferson, Wisconsin School District Tax & Revenue Anticipation Promisory
   Notes                                                                         1,100         4.020      09/08/00     1,101
Lac du Flambeau, Wisconsin School District Number 1 Tax & Revenue
   Anticipation Promisory Notes                                                    700         4.170      07/28/00       701
Northern Ozaukee School District, Wisconsin Bond Anticipation Notes              1,500         3.400      02/01/00     1,500
Slinger, Wisconsin School District Tax & Revenue Anticipation Promisory
   Notes                                                                         1,400         4.040      09/27/00     1,400
Sturgeon Bay, Wisconsin School District Tax & Revenue Anticipation
   Promisory Notes                                                               1,100         4.230      10/27/00     1,101
Weyauwega-Freemont, Wisconsin School District Tax & Revenue Anticipation
   Notes                                                                         1,800         4.170      08/25/00     1,801
Wisconsin State Health & Educational Facilities Authority Revenue, Series
   A, weekly demand                                                              5,000         5.450      10/01/29     5,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series B
   (pre-refunded 06/01/00)(a)(b)                                                 1,800         7.000      06/01/20     1,861
                                                                                                                      ------
                                                                                                                      16,810
                                                                                                                      ------


53  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

-----------------------------------------------------------------------------------------------------------------------------
                                                                               Principal
                                                                                Amounts                    Date        Value
                                                                                 (000)         Rate         of         (000)
                                                                                    $            $       Maturity*       $
                                                                               ---------       -----     ---------     ------
-----------------------------------------------------------------------------------------------------------------------------

Wyoming - 0.2%
Sweetwater County, Wyoming School District Number 2, General Obligation          450           4.000      06/01/00        450
                                                                                                                      -------

Total Investments - 106.1% (amortized cost $261,749)(c)                                                               261,749
                                                                                                                      -------

Other Assets and Liabilities, Net - (6.1%)                                                                            (15,054)

Net Assets - 100.0%                                                                                                   246,695
                                                                                                                      =======

(a)   Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)   The cost for federal income tax purposes is the same as shown above.
(d)   Multi-State bond issue including Michigan, Ohio, and Pennsylvania.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax Free Money Market Fund  54

Tax Free Money Market Fund

                                                               December 31, 1999

Quality Ratings as a % of Market Value++ (Unaudited)

VMIG1 or SP-1                                    63%
P1                                               37
                                                ---
                                                100%
                                                ===

Economic Sector Emphasis as a % of Market Value (Unaudited)

Education Revenue                                21%
General Obligation                               21
Housing Revenue                                  20
Industrial Revenue Bonds                         17
Healthcare Revenue                               13
Pollution Control Revenue                         6
Utility Revenue                                   2
                                                ---
                                                100%
                                                ===

++    VMIG1:  The highest short-term municipal note credit rating given by
              Moody's Investors Services to notes with a demand feature which are of the "best quality."
      SP-1:   The highest short-term municipal note credit rating given by
              Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
      P1:     The highest tax-exempt commercial paper rating given by Moody's
              Investors Services to commercial paper with a "superior capacity for repayment."

See accompanying notes which are an integral part of the financial statements.


55  Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Assets and Liabilited

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at amortized cost which approximates market ........                $261,749
Cash ...........................................................                     119
Interest receivable ............................................                   1,767
Prepaid expenses ...............................................                      56
                                                                                --------

      Total assets .............................................                 263,691

Liabilities
Payables:
   Dividends ...................................................    $    224
   Investments purchased .......................................      16,722
   Accrued fees to affiliates ..................................          16
   Other accrued expenses ......................................          34
                                                                    --------

      Total liabilities ........................................                  16,996
                                                                                --------

Net Assets .....................................................                $246,695
                                                                                ========

Net Assets Consist of:
Accumulated net realized gain (loss) ...........................                $      7
Shares of beneficial interest ..................................                   2,467
Additional paid-in capital .....................................                 244,221
                                                                                --------

Net Assets .....................................................                $246,695
                                                                                ========

Net Asset Value, offering and redemption price per share:
   ($246,695,365 divided by 246,688,208 shares of $.01 par value
      shares of beneficial interest outstanding) ...............                $   1.00
                                                                                ========

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax Free Money Market Fund  56

Tax Free Money Market Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
   Interest ........................................                      $6,855

Expenses
   Advisory fees ...................................        $ 393
   Administration Fees .............................           98
   Custodian fees ..................................           18
   Transfer agent fees .............................           26
   Professional fees ...............................           15
   Registration fees ...............................           47
   Trustees' fees ..................................            5
   Miscellaneous ...................................           14
                                                            -----

   Expenses before reductions ......................          616
   Expense reductions ..............................         (197)
                                                            -----

      Expenses, net ................................                         419
                                                                          ------

Net investment income ..............................                       6,436
                                                                          ------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ............                          12
                                                                          ------

Net increase in net assets from operations .........                      $6,448
                                                                          ======

See accompanying notes which are an integral part of the financial statements.


57  Tax Free Money Market Fund

Tax Free Money Market Fund

Amounts in thousands                                     Year Ended December 31,

                                                                       1999          1998
                                                                    ---------     ---------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................    $   6,436     $   5,654
   Net realized gain (loss) ....................................           12            (5)
                                                                    ---------     ---------

      Net increase in net assets from operations ...............        6,448         5,649
                                                                    ---------     ---------

Distributions
   From net investment income ..................................       (6,436)       (5,654)
                                                                    ---------     ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions       52,020        63,943
                                                                    ---------     ---------

Total net increase (decrease) in net assets ....................       52,032        63,938

Net Assets
   Beginning of period .........................................      194,663       130,725
                                                                    ---------     ---------

   End of period ...............................................    $ 246,695     $ 194,663
                                                                    =========     =========

 See accompanying notes which are an integral part of the financial statements.


                                                  Tax Free Money Market Fund  58

Tax Free Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                     Years Ended December 31,
                                               ----------------------------------------------------------------------
                                                   1999          1998           1997            1996          1995
                                               ----------     ----------     -----------     ----------     ---------

Net Asset Value, Beginning of Period ......    $   1.0000     $   1.0000     $    1.0000     $   1.0000     $  1.0000
                                               ----------     ----------     -----------     ----------     ---------

Income From Operations
   Net investment income ..................         .0326          .0331           .0355          .0329         .0370
                                               ----------     ----------     -----------     ----------     ---------

Distributions
   From net investment income .............        (.0326)        (.0331)         (.0355)        (.0329)       (.0370)
                                               ----------     ----------     -----------     ----------     ---------

Net Asset Value, End of Period ............    $   1.0000     $   1.0000     $    1.0000     $   1.0000     $  1.0000
                                               ==========     ==========     ===========     ==========     =========

Total Return (%)(a) .......................          3.31           3.36            3.61           3.35          3.76

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       246,695        194,663         130,725        102,207        78,000

   Ratios to average net assets (%)(a):
      Operating expenses, net (b) .........           .21            .34             .28            .42           .48
      Operating expenses, gross (b) .......           .31            .44             .38            .42           .48
      Net investment income ...............          3.28           3.29            3.55           3.28          3.69

(a) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.
(b)   See Note 4 for current period amounts.


59  Tax Free Money Market Fund

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements

December 31, 1999

1.    Organization

      Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, (one of which has not yet commenced operations) referred to as "Funds." These financial statements report on four Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

      At its meeting on August 9, 1999, the Investment Company's Board of Trustees approved a plan to rename the "Equity T Fund" the "Tax-Managed Large Cap Fund." The change was approved by the shareholders at a meeting on August 9, 1999 and became effective November 1, 1999.

2.    Significant Accounting Policies

      The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

      Security valuation: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

      International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

      The Tax Free Money Market Fund's portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. Short-term investments maturing within 60 days of the valuation date held by Funds other than the Tax Free Money Market Fund are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

      Municipal investments of the Tax Exempt Bond Fund are priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

      The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.


                                               Notes to Financial Statements  60

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements, continued

December 31, 1999

      It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Funds listed below incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ended December 31, 2000.

                                              Deferred Net
                                           Realized Capital
                                                Losses
                                           ----------------

      Tax-Managed Large Cap                   $1,464,158
      Tax-Managed Small Cap                       45,987
      Tax Exempt Bond                          1,099,124

      At December 31, 1999, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                 12/31/02     12/31/03      12/31/04      12/31/05     12/31/06       12/31/07       Totals
                                 --------     --------      --------      --------     --------       --------       ------
      Tax-Managed Large Cap    $        --   $      --     $      --      $     --    $ (655,350)   $ (716,802)  $ (1,372,152)
      Tax Exempt Bond            (345,504)    (110,634)      (15,075)           --      (141,152)     (399,027)    (1,011,392)

      The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes for certain Funds as of December 31, 1999 were as follows:

                                                     Gross            Gross        Net Unrealized
                                Federal Tax       Unrealized       Unrealized       Appreciation
                                    Cost         Appreciation    (Depreciation)    (Depreciation)
                                -----------      ------------    -------------     --------------
      Tax-Managed Large Cap    $ 424,635,497    $ 163,531,193    $ (26,123,815)    $ 137,407,378
      Tax-Managed Small Cap       26,961,556        2,176,190         (464,989)        1,711,201
      Tax Exempt Bond            128,393,844          195,236       (2,707,064)       (2,511,828)

      Redemption fees: In general, shares of the Tax-Managed Large Cap Fund may be redeemed at net asset value. Prior to May 1, 1999 upon the redemption or exchange of shares held by shareholders of the Fund, a redemption fee of 1% of the current net asset value of the shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities. As of May 1, 1999, the redemption fee no longer exists. Dividends and distributions to shareholders: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex- dividend date. Dividends are generally declared and paid monthly for the Tax Exempt Bond Fund and annually for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund. The Tax Free Money Market Fund declares and records dividends daily and pays them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.


61  Notes to Financial Statements

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements, continued

December 31, 1999

      The following reclassifications have been made to reflect activity for the year ended December 31, 1999:

                                 Undistributed   Accumulated
                                 Net Investment  Net Realized       Additional
                                     Income       Gain (Loss)    Paid-in Capital
                                 -------------   ------------    ---------------
      Tax-Managed Large Cap         $ 110,226     $      --        $(110,226)
      Tax Exempt Bond                      --       383,404         (383,404)

      Expenses: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

      Deferred organization expenses: Organization costs of the Tax-Managed Large Cap Fund have been deferred and are being amortized over 60 months on a straight-line basis.

      Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

      Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

      Futures Contracts: The Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.    Investment Transactions

      Securities: During the year ended December 31, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                             Purchases            Sales
                                           ------------       ------------
      Tax-Managed Large Cap                $375,918,148       $200,558,704
      Tax-Managed Small Cap                  22,635,473            780,856
      Tax Exempt Bond                       168,206,682        176,539,632

      Tax Free Money Market purchases, sales and maturities of short-term tax-exempt obligations were $624,494,237, $509,272,559 and $54,925,000, respectively.


                                               Notes to Financial Statements  62

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements

December 31, 1999

4.    Related Parties

      Advisor and Administrator: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

      The Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of December 31, 1999, $27,695,000 of the Money Market Fund's net assets represents investments by these Funds and $922,275,000 represents the investments of other affiliated Funds not presented herein.

      The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $3,805,690 and $383,118, respectively, for the year ended December 31, 1999. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                             Annual Rate
                                    -----------------------------
                                    Advisor         Administrator
                                    -------         -------------

      Tax-Managed Large Cap           0.70%              0.05%
      Tax-Managed Small Cap           0.98               0.05
      Tax Exempt Bond                 0.30               0.05
      Tax Free Money Market           0.20               0.05

      The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended December 31, 1999 was $18,535. The total amount of the reimbursement for the year ended December 31, 1999 was $101,811.

      The Advisor has contractually agreed to waive 0.10% of its 0.25% of its combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the year ended December 31, 1999 was $196,504.

      FRIMCo calculates its advisory fee based on average daily net assets for each Fund less any advisory fee incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

      Analytic services: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the year ended December 31, 1999 were $253,920.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly- owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

      In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund' s Class E and Class C shares on an annual basis.


63  Notes to Financial Statements

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements

December 31, 1999

      Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $30,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds reported herein for the year ended December 31, 1999 were $16,804, and were allocated to each Fund, where appropriate, on a pro rata basis, including 24 other affiliated Funds not presented herein.

5.    Fund Share Transactions

      Share transactions for the year ended December 31, 1999 and year ended December 31, 1998 were as follows:

                                                      Shares                        Dollars (000)
                                            ---------------------------      ----------------------------
      Tax-Managed Large Cap Fund               1999             1998             1999            1998
                                            ----------       ----------      -----------      -----------
         Class S
         Proceeds from shares sold          12,066,862       10,018,318      $   237,975      $   157,138
         Proceeds from reinvestment
            of distributions                   121,536           66,849            2,510            1,142
         Payments for shares redeemed       (2,179,216)      (1,253,400)         (43,064)         (19,677)
                                            ----------       ----------      -----------      -----------
         Net increase (decrease)            10,009,182        8,831,767      $   197,421      $   138,603
                                            ----------       ----------      -----------      -----------

         Class C (a)
         Proceeds from shares sold              16,790               --      $       350      $        --
         Proceeds from reinvestment
           of distributions                         54               --                1               --
         Payments for shares redeemed           (2,291)              --              (48)              --
                                            ----------       ----------      -----------      -----------
         Net increase (decrease)                14,553               --      $       303      $        --
                                            ----------       ----------      -----------      -----------
         Total net increase (decrease)      10,023,735        8,831,767      $   197,724      $   138,603
                                            ==========       ==========      ===========      ===========

      Tax-Managed Small Cap Fund
         Class S (a)
         Proceeds from shares sold           2,756,585               --      $    27,852      $        --
         Proceeds from reinvestment
           of distributions                         --               --               --               --
         Payments for shares redeemed          (48,728)              --             (488)              --
                                            ----------       ----------      -----------      -----------
         Net increase (decrease)             2,707,857               --      $    27,364      $        --
                                            ----------       ----------      -----------      -----------

         Class C (a)
         Proceeds from shares sold              23,465               --      $       240      $        --
         Proceeds from reinvestment
           of distributions                         --               --               --               --
         Payments for shares redeemed           (2,761)              --              (29)              --
                                            ----------       ----------      -----------      -----------
         Net increase (decrease)                20,704               --      $       211      $        --
                                            ----------       ----------      -----------      -----------
         Total net increase (decrease)       2,728,561               --      $    27,575      $        --
                                            ==========       ==========      ===========      ===========


                                               Notes to Financial Statements  64

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements

December 31, 1999

                                                    Shares                      Dollars (000)
                                           ---------------------------------------------------------
   Tax Exempt Bond Fund                     1999             1998            1999            1998
                                           ---------       ---------      ----------      ----------
         Class S
         Proceeds from shares sold         4,520,673       3,941,290      $   95,714      $   83,966
         Proceeds from reinvestment
           of distributions                  211,531         140,598           4,417           2,994
         Payments for shares redeemed     (4,689,527)     (1,973,744)        (98,546)        (42,054)
                                           ---------       ---------      ----------      ----------
         Net increase (decrease)              42,677       2,108,144      $    1,585      $   44,906
                                           ---------       ---------      ----------      ----------

         Class E (a)
         Proceeds from shares sold           292,005              --      $    6,103      $       --
         Proceeds from reinvestment
           of distributions                      626              --              13              --
         Payments for shares redeemed       (153,223)             --          (3,153)             --
                                           ---------       ---------      ----------      ----------
         Net increase (decrease)             139,408              --      $    2,963      $       --
                                           ---------       ---------      ----------      ----------

         Class C (b)
         Proceeds from shares sold            34,719              --      $      722      $       --
         Proceeds from reinvestment
           of distributions                      320              --               7              --
         Payments for shares redeemed        (11,856)             --            (243)             --
                                           ---------       ---------      ----------      ----------
         Net increase (decrease)              23,183              --      $      486      $       --
                                           ---------       ---------      ----------      ----------
         Total net increase (decrease)       205,268       2,108,144      $    5,034      $   44,906
                                           =========       =========      ==========      ==========

                                          On a Constant Dollar Basis (000)
                                          --------------------------------
      Tax Free Money Market Fund             1999                    1998
                                           -------                 -------
         Proceeds from shares sold         486,976                 367,890
         Proceeds from reinvestment
            of distributions                 4,433                   3,258
         Payments for shares redeemed     (439,389)               (307,205)
                                          --------                --------
         Total net increase (decrease)      52,020                  63,943
                                          ========                ========

      (a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

      (b) Share transactions for Class C are for the period March 29, 1999 (commencement of sale of shares) to December 31, 1999.

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the year.


65  Notes to Financial Statements

Frank Russell Investment Company
Tax-Managed Funds

Notes to Financial Statements

December 31, 1999

7.    Dividends

      On February 1, 2000, the Board of Trustees declared the following dividend from net investment income payable on February 4, 2000 to shareholders of record on February 2, 2000:

                                       Class S       Class E       Class C
                                       -----------------------------------
      Tax Exempt Bond Fund             $0.0663       $0.0627       $0.0504

8.    Beneficial Interest

      As of December 31, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                   %          %         %
                                                  ----      ----      ----
      Tax-Managed Large Cap - Class S             23.3        --        --
      Tax-Managed Small Cap - Class S             29.8      10.2        --
      Tax-Managed Small Cap - Class C             10.4        --        --
      Tax Exempt Bond - Class E                   17.9      11.8        --
      Tax Exempt Bond - Class C                   31.7      25.4      21.1
      Tax Free Money Market                       22.1        --        --


                                               Notes to Financial Statements  66

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Tax-Managed Large Cap, Tax-Managed Small Cap, Tax Exempt Bond, and Tax Free Money Market (the "Funds")) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                               /s/ PricewaterhouseCoopers LLP

Seattle, Washington
February 16, 2000

67  Report of Independent Accountants

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 932-6688
In Washington (253) 627-7001

Trustees

  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

Trustees Emeritus

  George F. Russell, Jr.

Officers

  Lynn L. Anderson, Chairman of the Board and President
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent

  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant

  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian

  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries

  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel

  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Independent Accountants
  PricewaterhouseCoopers LLP
  1001 Fourth Avenue Plaza
  Suite 4200
  Seattle, WA 98154

Distributor

  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Money Managers Tax-Managed Large Cap Fund

  J.P. Morgan Investment Management, Inc., New York, NY

Tax-Managed Small Cap Fund

  Geewax, Terber & Company, Phoenixville, PA

Tax Exempt Bond Fund
  MFS Institutional Advisors, Inc., Boston, MA
  Standish, Ayer & Wood, Inc., Boston, MA

Tax Free Money Market Fund

  Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


                               Manager, Money Managers and Service Providers  68

--------------
[LOGO] Russell
--------------

Frank Russell Investment Company
909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700
Fax: 253-591-3495

                                                FRANK RUSSELL INVESTMENT COMPANY

1999 Annual Report

CLASS S SHARES

MONEY MARKET FUND
US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND

DECEMBER 31, 1999

                                                                  --------------
                                                                  [LOGO] Russell
                                                                  --------------

                        Frank Russell Investment
                        Company

                        Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

                        Frank Russell Investment
                        Management Company

                        Responsible for overall management and administration of the Funds.

                        Frank Russell Company

                        Consultant to Frank Russell
                        Investment Management Company.

                        Frank Russell Investment Company
                               Money Market Funds

                                 Annual Report

                               December 31, 1999

                               Table of Contents

                                                                            Page

Letter to Our Clients....................................................     2

Money Market Fund........................................................     3

U.S. Government Money Market Fund........................................    11

Tax Free Money Market Fund...............................................    17

Notes to Financial Statements............................................    30

Report of Independent Accountants........................................    33

Manager, Money Managers and Service Providers............................    34

Frank Russell Investment Company - Money Market Funds
Copyright (c) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

We are pleased to present the Frank Russell Investment Company 1999 Annual Report. This report covers information on three of the Funds and represents our eighteenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 1999, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1998 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Russell Funds and the LifePoints(R) Funds both added Class C shares during 1999, and the Russell Institutional Funds opened Class E shares for investment in May 1999. Additionally, the Tax-Managed Small Cap Fund was opened for investment in November 1999, providing a small cap alternative to the existing tax-managed Russell Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2000 and continuing to earn your support.

Sincerely,


/s/ Lynn L. Anderson                 /s/ Eric A. Russell

Lynn L. Anderson.                    Eric A. Russell
Chairman of the Board                President
Frank Russell Investment Company     Frank Russell Investment Management Company

Money Market Fund

Statement of Net Assets

                                                               December 31, 1999

                                                          Principal
                                                           Amount                Date         Value
                                                            (000)      Rate       of          (000)
                                                              $         %      Maturity*        $
                                                          ---------  -------  ----------    -----------

Corporate Bonds and Notes - 32.8%
American Express Centurion Bank (a)                         20,000     5.720    06/08/00         20,000
American Express Centurion Bank (a)                         25,000     5.750    07/12/00         25,000
American Express Centurion Bank (a)                         10,000     5.750    07/13/00         10,000
Bank of  America (a)                                        50,000     5.750    02/09/00         50,000
Barclays Bank PLC (a)                                       40,000     5.750    01/18/00         40,000
Chase Manhattan Corp. (a)                                    5,000     6.465    11/02/00          5,010
FCC National Bank                                           30,000     5.550    01/18/00         30,000
First National Bank of Chicago                              20,000     5.485    06/05/00         19,997
First Union Corp. (a)                                       25,000     5.730    06/26/00         24,999
General Electric Capital Corp. (a)                          30,000     6.126    04/12/00         30,000
Gien Raven MLS, Inc. (a)                                    40,000     6.490    05/01/14         40,000
Grantor Trust Series 1996-2 (a)                              7,119     6.570    12/23/06          7,119
Grantor Trust Series 1997-11 (a)                            34,174     6.115    12/01/04         34,174
Grantor Trust Series 1998 - T67 (a)                         20,093     6.115    07/01/04         20,093
Gulf States Paper Corp. Series 1998 (a)                     40,000     6.490    11/01/18         40,000
Illinois Educational Facilities Authority Revenues (a)      45,300     6.900    07/01/24         45,300
Morgan (J.P.) & Co., Inc.                                   25,000     5.030    02/07/00         25,000
Morganite Industries Series 1998-A (a)                      50,000     6.490    07/01/18         50,000
Presbyterian Homes & Services Series B2 (a)                 21,955     6.850    12/01/28         21,955
Strategic Money Market Trust Series 1999-B                  35,000     5.449    03/15/00         35,000
Toyota Motor Credit Corp.                                   15,000     5.770    07/06/00         15,000
Weyerhaeuser Notes                                          75,000     6.335    02/01/00         75,000
                                                                                              ---------

Total Corporate Bonds and Notes (cost $663,647)                                                 663,647
                                                                                              ---------

Yankee Certificates of Deposit - 22.2%
Bank of Nova Scotia                                         25,000     5.120    02/16/00         24,999
Bank of Nova Scotia                                         20,000     5.400    06/01/00         19,997
Bayerische Hypo-Und Vereinsbank AG                          25,000     5.270    05/22/00         24,994
Bayerische Hypo-Und Vereinsbank AG                          25,000     5.350    05/22/00         24,994
Commerzbank AG                                              25,000     5.090    02/16/00         24,999
Commerzbank AG                                              25,000     5.160    02/25/00         24,999
Commerzbank AG                                              20,000     5.295    05/19/00         19,996
Commerzbank AG                                              20,000     5.640    06/15/00         19,997
Credit Suisse First Boston, Inc.                            20,000     5.600    01/25/00         20,000
Credit Suisse First Boston, Inc. (a)                        30,000     5.720    06/07/00         30,000
Credit Suisse First Boston, Inc. (a)                        25,000     5.740    06/09/00         25,000
Deutsche Bank AG                                            10,000     5.000    01/06/00         10,000
Deutsche Bank AG                                            10,000     5.060    02/08/00         10,000
Deutsche Bank AG                                            25,000     5.250    05/18/00         24,995
Deutsche Bank AG                                            15,000     5.570    06/12/00         14,997
Toronto Dominion                                            25,000     6.200    01/21/00         25,000
UBS AG                                                      20,000     5.410    06/01/00         19,997
UBS AG                                                      10,000     5.600    06/26/00          9,994
UBS AG                                                      25,000     5.660    06/26/00         24,995
Westdeutcshe Landesbank Girozentrale                        30,000     5.180    01/19/00         29,981
Westpac Banking Corp.                                       20,000     5.200    03/01/00         19,999
                                                                                              ---------

Total Yankee Certificates of Deposit (cost $449,933)                                            449,933
                                                                                              ---------


3 Money Market Fund

Money Market Fund

                                                               December 31, 1999


                                                          Principal
                                                           Amount                Date         Value
                                                            (000)      Rate       of          (000)
                                                              $         %      Maturity*        $
                                                          ---------  -------  ----------    -----------

Domestic Commercial Paper - 40.9%
Associates Corp. of North America                           25,000     6.375    06/15/00         25,100
Bavaria TRR Corp.                                           11,150     5.800    02/11/00         11,076
Bavaria TRR Corp.                                           20,000     5.920    03/17/00         19,750
Blue Square Funding Ltd.                                    25,000     5.980    02/28/00         25,000
Centric Capital Corp.                                       25,000     5.000    01/05/00         24,986
Citibank Capital Markets                                    25,000     5.780    02/15/00         24,819
CSN Overseas Barclays Bank                                  10,775     5.970    03/01/00         10,668
Dresdner U.S. Finance                                       25,000     6.000    02/08/00         24,843
General Electric Capital Corp.                              25,000     5.980    02/11/00         24,830
General Electric Capital Services, Inc.                     25,000     5.410    01/24/00         24,914
General Electric Capital Services, Inc.                     25,000     5.430    01/24/00         24,913
General Motors Acceptance Corp. (a)                         25,000     5.770    03/13/00         25,000
General Motors Acceptance Corp. (a)                         25,000     5.770    03/14/00         25,001
General Motors Acceptance Corp. (a)                         25,000     5.770    03/17/00         25,000
General Motors Acceptance Corp. (a)                         15,000     5.770    03/30/00         15,000
ING America Insurance Holdings                              25,000     5.840    05/03/00         24,502
Intrepid Funding Master Trust                               25,000     5.820    03/13/00         24,709
Intrepid Funding Treasury                                   20,000     5.700    02/10/00         19,873
Intrepid Funding Treasury                                   21,736     5.800    02/24/00         21,547
Irish Permanent Treasury                                    25,000     5.930    02/09/00         24,839
Irish Permanent Treasury                                    15,000     5.990    02/10/00         14,900
Irish Permanent Treasury                                    20,000     5.930    02/14/00         19,855
Irish Permanent Treasury                                    17,775     5.980    02/14/00         17,645
Irish Permanent Treasury                                    25,000     5.900    03/08/00         24,725
Jefferson-Pilot Corp.                                       10,000     5.460    02/07/00          9,944
Jefferson-Pilot Corp.                                       20,000     5.775    02/16/00         19,852
KMS Corporation                                             15,000     6.050    01/24/00         14,942
KMS Corporation                                             30,000     5.930    04/06/00         29,526
Merrill Lynch & Co., Inc.                                   25,000     6.000    02/04/00         24,858
Morgan (J.P.) & Co., Inc.                                   20,000     5.440    02/03/00         19,900
Norwest Financial, Inc. (a)                                 50,000     5.675    07/07/00         49,966
Parthenon Receivables                                       15,564     7.000    01/20/00         15,506
Parthenon Receivables                                       25,517     5.910    01/25/00         25,416
Parthenon Receivables                                       25,000     5.780    02/10/00         24,839
Parthenon Receivables                                       20,000     5.710    02/14/00         19,860
Stellar Funding Group                                       14,311     7.250    01/19/00         14,259
Westways Funding III Ltd.                                   20,494     6.350    01/13/00         20,451
Westways Funding III Ltd.                                   15,787     6.350    01/19/00         15,737
                                                                                              ---------

Total Domestic Commercial Paper (cost $828,551)                                                 828,551
                                                                                              ---------

Eurodollar Time Deposits - 2.2%
Canadian Imperial Bank                                      19,674     4.750    01/03/00         19,674
Erste Bank                                                  25,000     5.500    01/03/00         25,000
                                                                                              ---------

Eurodollar Time Deposits (cost $44,674)                                                          44,674
                                                                                              ---------


                                                             Money Market Fund 4

Money Market Fund

                                                               December 31, 1999


                                                          Principal
                                                           Amount                Date         Value
                                                            (000)      Rate       of          (000)
                                                              $         %      Maturity*        $
                                                          ---------  -------  ----------    -----------

United States Government Agencies - 1.0%
Aid To Chile Guaranteed Note (LIBOR Floater)(a)              9,729     6.366    06/01/05          9,735
Aid To INH Portugal Guaranteed Note (LIBOR Floater)(a)      11,250     6.366    12/01/17         11,422
                                                                                              ---------

Total United States Government Agencies (cost $21,157)                                           21,157
                                                                                              ---------

Total Investments - 99.1% (amortized cost $2,007,962)(b)                                      2,007,962

Other Assets and Liabilities, Net - 0.9%                                                         18,755
                                                                                              ---------

Net Assets - 100.0%                                                                           2,026,717
                                                                                              =========

* The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)   Adjustable or floating rate security.
(b) The indentified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

See accompanying notes which are an integral part of the financial statements.


5 Money Market Fund

Money Market Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at amortized cost which approximates market ....................   $ 2,007,962
Interest receivable: .......................................................        24,717
Prepaid expenses ...........................................................             4
                                                                               -----------

       Total assets ........................................................     2,032,683

Liabilities
Payables:
    Dividends ..................................................   $  5,592
    Accrued fees to affiliates .................................        264
    Other accrued expenses .....................................        110
                                                                   --------

       Total liabilities ...................................................         5,966
                                                                               -----------

Net Assets .................................................................   $ 2,026,717
                                                                               ===========

Net Assets Consist of:
Accumulated net realized gain (loss) .......................................   $       (21)
Shares of beneficial interest ..............................................        20,267
Additional paid-in capital .................................................     2,006,471
                                                                               -----------

Net Assets .................................................................   $ 2,026,717
                                                                               ===========

Net Asset Value, offering and redemption price per share:
    ($2,026,717,347 divided by 2,026,738,726 shares of
    $.01 par value shares of beneficial interest outstanding) ..............   $      1.00
                                                                               ===========

See accompanying notes which are an integral part of the financial statements.


                                                             Money Market Fund 6

Money Market Fund

Statement of Operations

Amounts in thousands                                Year ended December 31, 1999


Investment Income
    Interest ...............................................................   $   108,659

Expenses
    Advisory fees ..............................................   $  4,087
    Administrative fees ........................................      1,022
    Custodian fees .............................................        588
    Transfer agent fees ........................................        612
    Professional fees ..........................................         20
    Registration fees ..........................................        123
    Trustees' fees .............................................          5
    Miscellaneous ..............................................         49
                                                                   --------

    Expenses before reductions .................................      6,506
    Expense reductions .........................................     (3,065)
                                                                   --------

       Expenses, net .......................................................         3,441
                                                                               -----------

Net investment income ......................................................       105,218
                                                                               -----------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ....................................           (18)
                                                                               -----------

Net increase in net assets from operations .................................   $   105,200
                                                                               ===========

See accompanying notes which are an integral part of the financial statements.


7 Money Market Fund

Money Market Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                             Years ended December 31,

                                                               1999           1998
                                                           ------------    ------------
Increase (Decrease) in Net Assets

Operations
    Net investment income ..............................   $    105,218    $     60,214
    Net realized gain (loss) ...........................            (18)             (3)
                                                           ------------    ------------

       Net increase in net assets from operations ......        105,200          60,211
                                                           ------------    ------------

Distributions
    From net investment income .........................       (105,218)        (60,214)
                                                           ------------    ------------

Share Transactions
    Net increase (decrease) in net assets from share
       transactions ....................................        421,709         678,746
                                                           ------------    ------------

Total net increase (decrease) in net assets ............        421,691         678,743

Net Assets

    Beginning of period ................................      1,605,026         926,283
                                                           ------------    ------------

    End of period ......................................   $  2,026,717    $  1,605,026
                                                           ============    ============

See accompanying notes which are an integral part of the financial statements.


                                                             Money Market Fund 8

Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                               --------------------------------------------------------------
                                                  1999         1998         1997         1996         1995
                                               ----------   ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period .......   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ----------   ----------   ----------   ----------   ----------

Income From Operations
    Net investment income ..................        .0515        .0553        .0563        .0549        .0601
                                               ----------   ----------   ----------   ----------   ----------

Distributions
    From net investment income .............       (.0515)      (.0553)      (.0563)      (.0549)      (.0601)
                                               ----------   ----------   ----------   ----------   ----------

Net Asset Value, End of Period .............   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ==========   ==========   ==========   ==========   ==========

Total Return (%)(a) ........................         5.27         5.69         5.79         5.63         6.19

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)    2,026,717    1,605,026      926,283      496,932      533,643

    Ratios to average net assets (%)(a):
       Operating expenses, net (b) .........          .17          .16          .08          .05          .06
       Operating expenses, gross (b) .......          .32          .31          .30          .30          .26
       Net investment income ...............         5.15         5.54         5.65         5.49         6.01

(a) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.
(b)   See Note 4 for current period amounts.


9 Money Market Fund

U.S. Government Money Market Fund

Statement of Net Assets

                                                               December 31, 1999

                                                          Principal
                                                           Amount                Date         Value
                                                            (000)      Rate       of          (000)
                                                              $         %      Maturity*        $
                                                          ---------  -------  ----------    -----------

United States Government Agencies - 88.5%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)              4,571     6.366    06/01/05          4,574
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)          3,125     6.366    06/15/12          3,152
Federal Farm Credit Bank (a)                                10,000     5.560    06/22/00          9,998
Federal Home Loan Bank Bonds                                 3,000     5.975    01/06/00          3,000
Federal Home Loan Bank Bonds                                10,000     4.950    02/17/00          9,999
Federal Home Loan Bank Bonds                                 8,000     4.950    02/24/00          7,989
Federal Home Loan Bank Bonds                                 5,000     5.050    03/03/00          4,996
Federal Home Loan Bank Bonds                                 2,060     5.080    03/03/00          2,056
Federal Home Loan Bank Bonds                                 3,420     5.160    03/08/00          3,415
Federal Home Loan Bank Bonds                                 1,000     5.140    03/17/00            998
Federal Home Loan Bank Bonds                                 1,000     6.495    04/03/00          1,001
Federal Home Loan Bank Bonds                                 1,000     5.000    04/14/00            997
Federal Home Loan Bank Bonds                                 2,000     5.100    05/11/00          1,993
Federal Home Loan Bank Bonds                                 3,000     5.150    05/19/00          2,999
Federal Home Loan Bank Bonds                                 2,250     5.550    08/17/00          2,245
Federal National Mortgage Association                        5,000     4.830    01/11/00          5,000
Federal National Mortgage Association                        5,000     6.100    02/10/00          5,001
Federal National Mortgage Association                        2,000     6.250    03/20/00          2,002
Federal National Mortgage Association                       11,052     4.970    04/12/00         11,027
Federal National Mortgage Association                        1,655     5.650    04/28/00          1,654
Federal National Mortgage Association                        7,000     5.770    05/19/00          6,848
Federal National Mortgage Association                       11,090     5.100    05/19/00         11,062
Federal National Mortgage Association                       10,035     5.900    07/06/00         10,025
Federal National Mortgage Association (a)                   10,000     5.620    08/09/00          9,997
Federal National Mortgage Association                        4,500     5.490    08/18/00          4,489
Federal National Mortgage Association                        5,500     5.140    11/16/00          5,456
Federal National Mortgage Association Debenture Strip        5,005     4.627    02/07/00          4,981
Federal National Mortgage Association Discount Notes        10,000     5.650    03/30/00          9,860
Federal National Mortgage Association Discount Notes        12,414     5.770    06/29/00         12,056
Nebraska Higher Education Loan Program, Inc. (b)             6,682     6.100    01/21/00          6,659
Student Loan Marketing Association                           2,750     7.500    03/08/00          2,759
                                                                                              ---------

Total United States Government Agencies                                                         168,288
                                                                                              ---------

Total Investments - 88.5% (amortized cost $168,288)                                             168,288
                                                                                              ---------

See accompanying notes which are an integral part of the financial statements.


11  U.S. Government Money Market Fund

U.S. Government Money Market Fund

                                                               December 31, 1999

                                                                                              Value
                                                                                              (000)
                                                                                                $
                                                                                            -----------

Repurchase Agreement - 10.5%
Agreement with HSBC Securities and Chase Bank (Tri-Party) of $19,986 acquired December 31, 1999 at 3.600% to be repurchased at $19,992 on January 3, 2000, collateralized by:
    $20,721 United States Treasury Obligations, valued at $20,387                                19,986
                                                                                              ---------

Total Repurchase Agreement (identified cost $19,986)                                             19,986
                                                                                              ---------

Total Investments and Repurchase Agreement - 99.0% (cost $188,274)(c)                           188,274

Other Assets and Liabilities, Net - 1.0%                                                          1,876
                                                                                              ---------

Net Assets - 100.0%                                                                             190,150
                                                                                              =========

* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)   Adjustable or floating rate security.
(b)   Guaranteed by Student Loan Marketing Association.
(c) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

See accompanying notes which are an integral part of the financial statements.


                                            U.S. Government Money Market Fund 12

U.S. Government Money Market Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at amortized cost which approximates market ....................   $   168,288
Repurchase agreements (identified cost $19,986) ............................        19,986
Receivables:
    Interest ...............................................................         1,905
    From Advisor ...........................................................            36
Prepaid expenses ...........................................................             2
                                                                               -----------

       Total assets ........................................................       190,217

Liabilities
Payables:
    Dividends ..................................................   $     28
    Accrued fees to affiliates .................................         19
    Other accrued expenses .....................................         20
                                                                   --------

       Total liabilities ...................................................            67
                                                                               -----------

Net Assets .................................................................   $   190,150
                                                                               ===========

Net Assets Consist of:
Accumulated net realized gain (loss) .......................................   $        (5)
Shares of beneficial interest ..............................................         1,902
Additional paid-in capital .................................................       188,253
                                                                               -----------

Net Assets .................................................................   $   190,150
                                                                               ===========

Net Asset Value, offering and redemption price per share:
    ($190,150,030 divided by 190,155,460 shares of $.01 par
    value shares of beneficial interest outstanding) .......................   $      1.00
                                                                               ===========

See accompanying notes which are an integral part of the financial statements.


13 U.S. Government Money Market Fund

U.S. Government Money Market Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
    Interest ...............................................................   $     8,069

Expenses
    Advisory fees ..............................................   $    314
    Administrative fees ........................................         79
    Custodian fees .............................................         61
    Transfer agent fees ........................................        279
    Professional fees ..........................................         10
    Registration fees ..........................................         81
    Trustees' fees .............................................          5
    Miscellaneous ..............................................         22
                                                                   --------

    Expenses before reductions .................................        851
    Expense reductions .........................................       (380)
                                                                   --------

       Expenses, net .......................................................           471
                                                                               -----------

Net investment income ......................................................         7,598
                                                                               -----------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ....................................            (5)
                                                                               -----------

Net increase in net assets from operations .................................   $     7,593
                                                                               ===========

See accompanying notes which are an integral part of the financial statements.


                                            U.S. Government Money Market Fund 14

U.S. Government Money Market Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                            Years ended December 31,

                                                               1999           1998
                                                           ------------    ------------
Increase (Decrease) in Net Assets

Operations
    Net investment income ..............................   $      7,598    $      7,756
    Net realized gain (loss) ...........................             (5)             --
                                                           ------------    ------------

       Net increase in net assets from operations ......          7,593           7,756
                                                           ------------    ------------

Distributions
    From net investment income .........................         (7,598)         (7,756)
                                                           ------------    ------------

Share Transactions
    Net increase (decrease) in net assets from share
     transactions ......................................         23,931         (21,188)
                                                           ------------    ------------

Total net increase (decrease) in net assets ............         23,926         (21,188)

Net Assets
    Beginning of period ................................        166,224         187,412
                                                           ------------    ------------

    End of period ......................................   $    190,150    $    166,224
                                                           ============    ============

See accompanying notes which are an integral part of the financial statements.


15 U.S. Government Money Market Fund

U.S. Government Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from other financial statements.

                                                                    Years Ended December 31,
                                               --------------------------------------------------------------
                                                  1999         1998         1997         1996         1995
                                               ----------   ----------   ----------   ----------   ----------


Net Asset Value, Beginning of Period .......   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ----------   ----------   ----------   ----------   ----------

Income From Operations
    Net investment income ..................        .0483        .0520        .0545        .0526        .0580
                                               ----------   ----------   ----------   ----------   ----------

Distributions
    From net investment income .............       (.0483)      (.0520)      (.0545)      (.0526)      (.0580)

Net Asset Value, End of Period .............   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ==========   ==========   ==========   ==========   ==========

Total Return (%) ...........................         4.93         5.34         5.59         5.40         5.98

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)      190,150      166,224      187,412      239,725      149,941

    Ratios to average net assets (%):
       Operating expenses, net (a) .........          .30          .32          .20          .25          .32
       Operating expenses, gross (a) .......          .54          .55          .41          .50          .51
       Net investment income ...............         4.83         5.20         5.44         5.27         5.82

(a)   See Note 4 for current period amounts.


                                            U.S. Government Money Market Fund 16

Tax Free Money Market Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Municipal Bonds - 106.1%
Alabama - 1.2%
Mobile, Alabama Industrial Development Board Pollution Control Revenue,
    weekly demand                                                                   3,000     5.125   06/01/04           3,000
                                                                                                                    ----------

Arizona - 0.8%
Maricopa County, Arizona Industrial Development Authority Revenue, weekly
    demand                                                                            500     5.250   10/01/04             500
Maricopa County, Arizona Industrial Development Authority Revenue, Series A,
    daily demand                                                                      880     4.550   02/01/29             880
Yuma County, Arizona Jail District Revenue (a)                                        500     4.500   07/01/00             501
                                                                                                                    ----------
                                                                                                                         1,881
                                                                                                                    ----------

Arkansas - 0.2%
Fayetteville, Arkansas Public Facilities Board Revenue, daily demand                  300     4.700   09/01/27             300
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
    demand (e)                                                                        186     5.630   05/01/28             186
                                                                                                                    ----------
                                                                                                                           486
                                                                                                                    ----------

Colorado - 4.3%
Castle Pines North Metropolitan District, Colorado General Obligation, weekly
    demand                                                                          7,000     5.550   12/01/28           7,000
Colorado Housing Financial Authority Multi-family Housing Revenue, annual
    demand                                                                          1,150     5.400   06/01/05           1,150
Denver, Colorado City and County Multi-family Housing Revenue, daily demand           700     4.950   12/01/09             700
SBC Metropolitan District, Colorado General Obligation, annual demand               1,670     4.000   12/01/17           1,670
                                                                                                                    ----------
                                                                                                                        10,520
                                                                                                                    ----------

Delaware - 1.5%
Delaware State Economic Development Authority Multi-family Housing Revenue,
    weekly demand                                                                     650     5.550   12/01/15             650
Delaware State Economic Development Authority Revenue, Series B, weekly
    demand                                                                          3,100     5.550   05/01/15           3,100
                                                                                                                    ----------
                                                                                                                         3,750
                                                                                                                    ----------

District of Columbia - 0.1%
District of Columbia Revenue, weekly demand                                           375     5.650   12/01/23             375
                                                                                                                    ----------

Florida - 3.8%
Alachua County, Florida Industrial Development Revenue, Series A, monthly
    demand                                                                            375     3.750   01/01/12             375
Capital Trust Agency, Florida Multi-family Housing Revenue, Series A, weekly
    demand                                                                          3,000     5.800   12/01/32           3,000
Fort Pierce, Florida Health Facility Revenue, weekly demand                         1,615     5.550   10/01/17           1,615
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
    demand (e)                                                                        282     5.630   05/01/28             282
Orange County, Florida Industrial Development Authority Revenue, monthly
    demand                                                                          1,100     3.750   01/01/11           1,100
Orange County, Florida Industrial Development Authority Revenue, Series A,
    semiannual demand                                                               2,960     3.750   10/01/15           2,960
                                                                                                                    ----------
                                                                                                                         9,332
                                                                                                                    ----------


17 Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Georgia - 8.2%
Cobb County, Georgia Housing Authority Multi-family Housing Revenue, weekly
    demand                                                                          1,000     5.500   06/01/25           1,000
Cobb County, Georgia Residential Care Facilities Authority Revenue, weekly
    demand                                                                          1,000     5.550   04/01/16           1,000
De Kalb County, Georgia Development Authority Revenue, weekly demand                1,500     5.550   03/01/24           1,500
De Kalb County, Georgia Housing Authority Multi-family Housing Revenue,
    weekly demand                                                                   3,700     5.500   06/01/25           3,700
Fulton County, Georgia Development Authority Revenue, weekly demand                   300     5.550   12/01/16             300
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
    demand (e)                                                                        942     5.630   05/01/28             942
Gwinnett County, Georgia Development Authority Revenue, weekly demand                 115     5.550   03/01/17             115
Gwinnett County, Georgia Development Authority Revenue, weekly demand               4,600     5.550   04/01/18           4,600
La Grange, Georgia Water & Sewage Revenue (pre-refunded 01/01/00) (b)               1,000     7.375   01/01/12           1,020
Macon-Bibb County, Georgia Hospital Authority Revenue Anticipation
    Certificates, weekly demand                                                       900     5.550   12/01/18             900
Marietta, Georgia Housing Authority Multi-family Housing Revenue Anticipation       2,500     4.850   01/01/08           2,500
    Certificates, weekly demand
Savannah, Georgia Housing Authority Multi-family Housing Revenue, Series B,
    weekly demand                                                                     650     5.500   06/15/26             650
Thomasville, Georgia Hospital Authority Revenue, weekly demand                      1,200     5.550   11/01/17           1,200
Walton County, Georgia Development Authority Industrial Development
    Revenue, Series B, weekly demand                                                  800     5.550   06/01/04             800
                                                                                                                    ----------
                                                                                                                        20,227
                                                                                                                    ----------

Illinois - 12.6%
Belleville, Illinois Industrial Development Revenue, weekly demand                  1,750     5.650   12/01/08           1,750
Chicago, Illinois General Obligation Building Acquisition Certificates                425     4.400   01/01/00             425
Cook County, Illinois Community Unit School District Number 401, Tax
    Anticipation Warrants                                                           2,500     4.980   10/25/00           2,509
De Kalb, Illinois Industrial Development Revenue, Series C, weekly demand             500     5.500   02/01/01             500
East Peoria, Illinois Multi-family Housing Authority, weekly demand                 1,690     5.250   06/01/08           1,690
Illinois Development Finance Authority Pollution Control Revenue, Series B,
    weekly demand                                                                   7,000     5.300   10/15/14           7,000
Illinois Development Finance Authority Revenue, quarterly demand                      700     3.950   08/01/25             700
Illinois Development Finance Authority Revenue, weekly demand                       2,038     5.650   09/01/26           2,038
Illinois Development Finance Authority Revenue, weekly demand                       7,000     5.550   08/01/29           7,000
Illinois Health Facilities Authority Revenue, daily demand                            400     4.750   11/01/20             400
Illinois Health Facilities Authority Revenue, Series B, weekly demand               4,900     5.350   08/15/22           4,900
Illinois State Certificate of Participation (a)                                     1,005     4.500   07/01/00           1,009
McHenry County, Illinois Community Construction School District Number 047,
    Certificate of Participation (a)                                                  400     6.700   01/01/00             400
Troy Grove, Illinois Revenue, weekly demand                                           750     5.015   05/01/10             750
                                                                                                                    ----------
                                                                                                                        31,071
                                                                                                                    ----------

Indiana - 4.7%
Bartholomew, Indiana Construction School Corporation, General Obligation            1,100     4.300   07/01/00           1,100
Fort Wayne, Indiana Economic Development Revenue, Series 83, weekly demand          1,000     5.125   12/01/03           1,000
Hamilton County, Indiana County Optional Income Tax Revenue, Series A                 635     4.250   01/10/00             635
Hamilton County, Indiana County Optional Income Tax Revenue, Series A                 205     4.250   07/10/00             205
Indiana State Development Finance Authority Revenue, weekly demand                  3,500     5.500   07/01/26           3,500
Indiana State Educational Facilities Authority Revenue, weekly demand                 775     5.500   10/01/19             775
Mishawaka, Indiana Waterworks Revenue Bond Anticipation Notes                       1,800     4.250   08/11/00           1,800


                                                   Tax Free Money Market Fund 18

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
South Bend, Indiana Community School Corporation General Obligation,
    Series A                                                                          815     4.500   01/01/01             815
Whitco, Indiana Community School Corporation Tax Anticipation Warrants              1,900     4.500   12/29/00           1,904
                                                                                                                    ----------
                                                                                                                        11,734
                                                                                                                    ----------

Iowa - 1.5%
Chillicothe, Iowa Pollution Control Revenue, Series A, weekly demand                  900     5.450   05/01/23             900
Storm Lake, Iowa Private College Revenue, weekly demand                             2,900     5.650   12/01/03           2,900
                                                                                                                    ----------
                                                                                                                         3,800
                                                                                                                    ----------

Kansas - 0.1%
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
    demand (e)                                                                        140     5.630   05/01/28             140
                                                                                                                    ----------

Kentucky - 2.2%
Jefferson County, Kentucky Industrial Building Revenue, weekly demand               1,050     5.500   01/01/19           1,050
Jefferson County, Kentucky Retirement Home Revenue, weekly demand                   2,000     5.500   10/01/19           2,000
Kentucky Area Development Districts Financing Lease Program Revenue,
    Series E2, weekly demand                                                          490     5.750   12/01/31             490
Louisville, Kentucky Industrial Development Revenue, weekly demand                    750     5.550   09/01/01             750
McCreary, Kentucky Industrial Building Revenue, Series B, weekly demand             1,150     5.350   04/01/13           1,150
                                                                                                                    ----------
                                                                                                                         5,440
                                                                                                                    ----------

Maryland - 3.8%
Anne Arundel County, Maryland Industrial Development Revenue, Series C,
    weekly demand                                                                   2,260     5.500   02/01/01           2,260
Maryland State Economic Development Corporation Revenue, weekly demand              3,300     5.550   09/01/24           3,300
Maryland State Health & Higher Educational Facilities Authority Revenue,
    weekly demand                                                                   2,790     5.550   09/01/24           2,790
Montgomery County, Maryland Industrial Development Revenue, monthly demand            930     3.850   04/01/14             930
                                                                                                                    ----------
                                                                                                                         9,280
                                                                                                                    ----------

Massachusetts - 0.2%
New England Educational Loan Marketing Corporation, Massachusetts Student
    Loan Revenue, Series G                                                            465     5.000   08/01/00             467
                                                                                                                    ----------

Michigan - 2.5%
Lansing, Michigan Economic Development Corporation, semiannual demand               1,885     3.850   05/01/15           1,885
Livonia, Michigan Economic Development Corporation, semiannual demand                 320     4.100   11/15/04             320
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                    101     3.450   01/15/09             101
Meridian, Michigan Economic Development, monthly demand                               455     3.900   11/15/14             455
Michigan State Housing Development Authority Limited Obligation Revenue,
    weekly demand                                                                   1,000     5.125   06/01/04           1,000
Michigan State Job Development Authority Revenue, monthly demand                    1,300     3.800   11/01/14           1,300
Northville Township, Michigan Economic Development Corporation, Limited
    Obligation Revenue, Series P, weekly demand                                       500     5.125   05/01/14             500
Oakland County, Michigan Economic Development Corporation, Limited
    Obligation Revenue, semiannual demand                                             625     3.800   08/01/15             625
                                                                                                                    ----------
                                                                                                                         6,186
                                                                                                                    ----------


19 Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Minnesota - 5.4%
Burnsville, Minnesota Industrial Development Revenue, Series C, weekly demand         350     5.500   02/01/01             350
Capital Realty Investment Tax-Exempt Fund, Series 96-1, weekly demand               8,535     5.750   12/01/04           8,535
Mendota Heights, Minnesota Commercial Development, weekly demand                    1,515     5.600   12/01/15           1,515
Minnesota State Revenue, Series A (a)                                                 980     5.000   06/30/00             987
St. Paul, Minnesota Port Authority Industrial Development Revenue, Series 1,
    weekly demand                                                                    2,000    5.610   06/01/19           2,000
                                                                                                                    ----------
                                                                                                                        13,387
                                                                                                                    ----------

Mississippi - 0.2%
DeSoto County, Mississippi Industrial Development Revenue, weekly demand              400     5.015   12/01/08             400
                                                                                                                    ----------

Missouri - 6.3%
Clayton, Missouri Industrial Development Authority Revenue, weekly demand           1,000     5.200   01/01/09           1,000
Kansas City, Missouri Industrial Development Authority Multi-family Housing
    Revenue, weekly demand                                                          3,900     5.450   10/01/15           3,900
Missouri State Health & Educational Facilities Authority Revenue, daily demand      2,200     4.850   12/01/24           2,200
Missouri State Health & Educational Facilities Authority Revenue, daily demand        800     4.850   11/01/29             800
Missouri State Health & Educational Facilities Authority Revenue, Series A,
    weekly demand                                                                   1,000     5.600   08/01/29           1,000
Missouri State Health & Educational Facilities Authority Revenue, Series B,
    daily demand                                                                    1,400     4.750   10/01/24           1,400
Missouri State Health & Educational Facilities Authority School District
    Advanced Funding Program Revenue, Series D                                      2,000     4.250   09/19/00           2,007
St. Charles County, Missouri Industrial Development Authority Revenue, weekly
    demand                                                                          2,300     5.560   12/01/27           2,300
St. Louis, Missouri Industrial Development Authority Revenue, Series C, weekly
    demand                                                                            965     5.500   02/01/01             965
                                                                                                                    ----------
                                                                                                                        15,572
                                                                                                                    ----------

Nevada - 1.5%
Clark County, Nevada Economic Development Revenue, weekly demand                    1,545     5.600   08/01/19           1,545
Reno, Nevada Hospital Revenue, Series B (pre-refunded 01/01/00) (b)                 1,065     7.750   07/01/15           1,086
Reno, Nevada Hospital Revenue, Series C (pre-refunded 01/01/00) (b)                   960     7.750   07/01/15             981
Washoe County, Nevada General Obligation (a)                                          100     8.250   06/01/00             102
                                                                                                                    ----------
                                                                                                                         3,714
                                                                                                                    ----------

New Jersey - 0.4%
North Hudson Sewer Authority, New Jersey Tax-Exempt Notes                             900     4.250   03/31/00             900
                                                                                                                    ----------

New York - 0.8%
Jamestown, New York Community College Regional Board of Trustees Revenue
    Anticipation Notes                                                              2,000     4.375   09/08/00           2,005
                                                                                                                    ----------

North Carolina - 0.6%
Beaufort County, North Carolina Industrial Facility & Pollution Control Revenue,
    Series 85, weekly demand                                                          300     5.100   12/01/00             300
North Carolina Medical Care Community Hospital Revenue, weekly demand               1,100     5.500   08/15/18           1,100
                                                                                                                    ----------
                                                                                                                         1,400
                                                                                                                    ----------


                                                   Tax Free Money Market Fund 20

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Ohio - 4.3%
Bellevue, Ohio Hospital Facilities Revenue, semiannual demand                         330     3.700   03/01/17             330
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand                       240     3.900   02/01/05             240
Clermont County, Ohio Economic Development Revenue, semiannual demand                 400     4.000   12/01/09             400
Clermont County, Ohio Economic Development Revenue, semiannual demand                 550     4.000   05/01/12             550
Clinton County, Ohio Hospital Revenue, weekly demand                                1,000     5.600   06/01/28           1,000
Columbus, Ohio Electric System Revenue, monthly demand                              1,300     3.600   09/01/09           1,300
East Muskingum, Ohio Water Revenue Anticipation Notes                               1,000     4.320   06/22/00           1,001
Franklin County, Ohio Industrial Development Revenue, semiannual demand               130     3.850   11/01/15             130
Mahoning County, Ohio Industrial Development Revenue, Series A, weekly demand           5     5.600   10/01/00               5
Mahoning County, Ohio Industrial Development Revenue, Series B, weekly demand          15     5.600   10/01/00              15
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                    473     3.450   01/15/09             473
North Olmsted, Ohio Bond Anticipation Notes, Series 2                               1,900     4.200   09/21/00           1,903
Ohio State Higher Educational Facilities Community College Revenue, weekly
    demand                                                                            585     5.500   09/01/20             585
Scioto County, Ohio Health Care Facilities Revenue, semiannual demand                 645     4.000   12/01/15             645
Stark County, Ohio Health Care Facilities, semiannual demand                        1,550     3.800   09/15/16           1,550
Trumbull County, Ohio Industrial Development Revenue, Series A, weekly
    demand                                                                            390     5.600   04/01/04             390
                                                                                                                    ----------
                                                                                                                        10,517
                                                                                                                    ----------

Oklahoma - 1.3%
Muskogee, Oklahoma Industrial Trust Revenue, weekly demand                          1,890     5.300   12/01/15           1,890
Tulsa County, Oklahoma Industrial Authority Health Care Revenue, semiannual
    demand                                                                          1,250     4.100   12/15/08           1,250
                                                                                                                    ----------
                                                                                                                         3,140
                                                                                                                    ----------

Oregon - 1.7%
Clackamas County, Oregon Hospital Facilities Authority Revenue, Series C,
    weekly demand                                                                   2,000     5.600   05/15/29           2,000
Hillsboro, Oregon Revenue, weekly demand                                            1,750     5.500   08/01/11           1,750
Medford, Oregon Hospital Facilities Authority Revenue, weekly demand                  400     5.600   05/15/27             400
                                                                                                                    ----------
                                                                                                                         4,150
                                                                                                                    ----------

Pennsylvania - 8.1%
Berks County, Pennsylvania Industrial Development Authority, weekly demand          2,450     5.125   12/01/04           2,450
Butler County, Pennsylvania Industrial Development Authority, Series B, weekly
    demand                                                                          2,950     5.550   11/01/16           2,950
Chartiers Valley, Pennsylvania Industrial and Commercial Development Revenue,
    Series A, weekly demand                                                         1,000     5.550   12/01/01           1,000
Geisinger, Pennsylvania Health System Authority Revenue, Series B, daily
    demand                                                                            600     4.800   08/15/28             600
Lebanon County, Pennsylvania Health Facilities Revenue, weekly demand               1,000     5.750   04/01/24           1,000
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)                    101     3.450   01/15/09             101
Pennsylvania State Higher Educational Facilities Authority Revenue, Series E3,
    weekly demand                                                                   5,000     5.550   11/01/14           5,000

Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities Authority
    Revenue, Series A-3, weekly demand                                              1,500     5.700   03/01/19           1,500


21 Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities Authority
    Revenue, Series B, weekly demand                                                3,500     5.700   06/01/14           3,500
South Fork, Pennsylvania Municipal Hospital Authority Revenue, Series B,
    weekly demand                                                                   2,000     5.550   07/01/23           2,000
                                                                                                                    ----------
                                                                                                                        20,101
                                                                                                                    ----------

Puerto Rico - 0.8%
Puerto Rico Municipal Finance Agency General Obligation, Series B                   2,000     5.000   08/01/00           2,012
                                                                                                                    ----------

South Carolina - 0.2%
Edgefield County, South Carolina School District General Obligation                   565     5.750   02/01/00             566
                                                                                                                    ----------

Tennessee - 6.3%
Franklin County, Tennessee Health & Educational Facilities Revenue, monthly
    demand                                                                          1,565     4.200   09/01/10           1,565
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly demand (e)    1,054     5.630   05/01/28           1,054
Jackson County, Tennessee Industrial Development Board Revenue, Series B,
    daily demand                                                                    1,800     4.850   08/01/15           1,800
Knox County, Tennessee Health, Educational & Housing Facilities Board revenue,
    weekly demand                                                                   7,400     5.600   05/01/29           7,400
Knox County, Tennessee Industrial Development Revenue, monthly demand               2,700     4.550   12/01/14           2,700
Tusculum, Tennessee Health, Educational & Housing Facilities Revenue, weekly
    demand                                                                          1,000     5.550   07/01/15           1,000
                                                                                                                    ----------
                                                                                                                        15,519
                                                                                                                    ----------

Texas - 5.4%
Austin County, Texas Industrial Development Corporation Revenue, weekly
    demand                                                                          1,980     5.650   11/01/02           1,980
Austin, Texas Utility Systems Revenue (pre-refunded 05/15/00)(b)                      350    10.750   05/15/15             361
Brazos Harbor, Texas Industrial Development Corporation Revenue, monthly demand     1,400     3.800   12/01/13           1,400
Harris County, Texas Health Facilities Development Corporation Hospital
    Revenue, daily demand                                                           2,460     4.800   12/01/25           2,460
Tarrant County, Texas Housing Finance Corporation Revenue, weekly demand            4,000     5.750   12/01/07           4,000
Texas Association of School Boards, Tax Anticipation Notes, Series A                3,062     4.500   08/31/00           3,063
                                                                                                                    ----------
                                                                                                                        13,264
                                                                                                                    ----------

Virginia - 3.1%
Chesterfield County, Virginia General Obligation, Series A
    (pre-refunded 01/15/00)(b)                                                      1,000     6.7500  01/15/10           1,022
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
    demand (e)                                                                        496     5.630   05/01/28             496
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-family
    Housing Revenue, annual demand                                                  1,000     3.200   02/01/26           1,000
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-family
    Housing Revenue, Series A, annual demand                                        3,495     3.200   02/01/26           3,495
Henrico County, Virginia Industrial Development Authority Revenue, Series C           645     7.500   09/01/07             671
    (pre-refunded 08/01/00)(b)
Norfolk, Virginia Industrial Development Authority Revenue, weekly demand           1,075     5.125   03/01/16           1,075
                                                                                                                    ----------
                                                                                                                         7,759
                                                                                                                    ----------


                                                   Tax Free Money Market Fund 22

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Washington - 4.6%
Seattle, Washington Municipality Metropolitan Seattle Sewer Revenue, Series U
    (pre-refunded 01/01/01) (a)(b)                                                  2,600     6.600   01/01/32           2,717
Washington State Economic Development Finance Authority Revenue, Series H,
    daily demand                                                                    2,235     4.800   09/01/18           2,235
Washington State Housing Finance Commission Nonprofit Revenue, daily
    demand                                                                            685     4.850   07/01/11             685
Washington State Housing Finance Commission Nonprofit Revenue, daily
    demand                                                                            190     5.900   08/01/19             190
Washington State Housing Finance Commission Nonprofit Revenue, daily
    demand                                                                          1,400     4.850   01/01/21           1,400
Washington State Housing Finance Commission Nonprofit Revenue, daily
    demand                                                                            400     5.100   01/01/27             400
Washington State Housing Finance Commission Nonprofit Revenue, daily
    demand                                                                            200     5.100   05/01/27             200
Washington State Housing Finance Commission Nonprofit Revenue, weekly
    demand                                                                          1,200     5.600   08/01/24           1,200
Washington State Public Power Supply System Nuclear Project Number 1
    Revenue, Series A (pre-refunded 07/01/00) (a)(b)                                1,300     7.000   07/01/11           1,347
Washington State Public Power Supply System Nuclear Project Number 1
    Revenue, Series B (pre-refunded 01/01/00) (b)                                   1,000     7.250   07/01/03           1,020
                                                                                                                    ----------
                                                                                                                        11,394
                                                                                                                    ----------

West Virginia - 0.4%
Marshall County, West Virginia Pollution Control Revenue, weekly demand             1,000     5.500   03/01/26           1,000
                                                                                                                    ----------

Wisconsin - 6.8%
Altoona, Wisconsin School District Tax & Revenue Anticipation Notes                 1,000     4.125   10/27/00           1,000
Green Bay, Wisconsin Industrial Development Revenue, weekly demand                  1,345     5.500   07/01/13           1,345
Jefferson, Wisconsin School District Tax & Revenue Anticipation Promisory
    Notes                                                                           1,100     4.020   09/08/00           1,101
Lac du Flambeau, Wisconsin School District Number 1 Tax & Revenue
    Anticipation Promisory Notes                                                      700     4.170   07/28/00             701
Northern Ozaukee School District, Wisconsin Bond Anticipation Notes                 1,500     3.400   02/01/00           1,500
Slinger, Wisconsin School District Tax & Revenue Anticipation Promisory Notes       1,400     4.040   09/27/00           1,400
Sturgeon Bay, Wisconsin School District Tax & Revenue Anticipation Promisory
    Notes                                                                           1,100     4.230   10/27/00           1,101
Weyauwega-Freemont, Wisconsin School District Tax & Revenue Anticipation
    Notes                                                                           1,800     4.170   08/25/00           1,801
Wisconsin State Health & Educational Facilities Authority Revenue, Series A,
    weekly demand                                                                   5,000     5.450   10/01/29           5,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series B
    (pre-refunded 06/01/00) (a)(b)                                                  1,800     7.000   06/01/20           1,861
                                                                                                                    ----------
                                                                                                                        16,810
                                                                                                                    ----------


23 Tax Free Money Market Fund

Tax Free Money Market Fund

                                                               December 31, 1999

                                                                                Principal
                                                                                 Amount                Date         Value
                                                                                  (000)      Rate       of          (000)
                                                                                    $         %      Maturity*        $
                                                                                ---------  -------  ----------    -----------
Wyoming - 0.2%
Sweetwater County, Wyoming School District Number 2, General Obligation               450     4.000   06/01/00             450
                                                                                                                    ----------

Total Investments - 106.1% (amortized cost $261,749)(c)                                                                261,749

Other Assets and Liabilities, Net - (6.1%)                                                                             (15,054)
                                                                                                                    ----------

Net Assets - 100.0%                                                                                                    246,695
                                                                                                                    ==========

(a)   Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)   The cost for federal income tax purposes is the same as shown above.
(d)   Multi-State bond issue including Michigan, Ohio, and Pennsylvania.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.

 See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 24

Tax Free Money Market Fund

                                                               December 31, 1999
Quality Ratings as a % of Market Value++ (Unaudited)

VMIG1 or SP-1                                                  63%
P1                                                             37
                                                            -----
                                                              100%
                                                            =====

Economic Sector Emphasis as a % of Market Value (Unaudited)

Education Revenue                                              21%
General Obligation                                             21
Housing Revenue                                                20
Industrial Revenue Bonds                                       17
Healthcare Revenue                                             13
Pollution Control Revenue                                       6
Utility Revenue                                                 2
                                                            -----
                                                              100%
                                                            =====

++ VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the "best quality."
   SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
   P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."

See accompanying notes which are an integral part of the financial statements.


25 Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Assets and Liabilities

Amounts in thousands (except per share amounts)                December 31, 1999

Assets
Investments at amortized cost which approximates market ....................   $   261,749
Cash .......................................................................           119
Interest receivable ........................................................         1,767
Prepaid expenses ...........................................................            56
                                                                               -----------

       Total assets ........................................................       263,691

Liabilities
Payables:
    Dividends ..................................................   $    224
    Investments purchased ......................................     16,722
    Accrued fees to affiliates .................................         16
    Other accrued expenses .....................................         34
                                                                   --------

       Total liabilities ...................................................        16,996
                                                                               -----------

Net Assets .................................................................   $   246,695
                                                                               ===========

Net Assets Consist of:
Accumulated net realized gain (loss) .......................................   $         7
Shares of beneficial interest ..............................................         2,467
Additional paid-in capital .................................................       244,221
                                                                               -----------

Net Assets .................................................................   $   246,695
                                                                               ===========

Net Asset Value, offering and redemption price per share:
    ($246,695,365 divided by 246,688,208 shares of $.01 par value
     shares of beneficial interest outstanding) ............................   $      1.00
                                                                               ===========

  See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 26

Tax Free Money Market Fund

Statement of Operations

Amounts in thousands                                Year Ended December 31, 1999

Investment Income
    Interest ...............................................................   $     6,855

Expenses
    Advisory fees ..............................................   $    393
    Administrative fees ........................................         98
    Custodian fees .............................................         18
    Transfer agent fees ........................................         26
    Professional fees ..........................................         15
    Registration fees ..........................................         47
    Trustees' fees .............................................          5
    Miscellaneous ..............................................         14
                                                                   --------
    Expenses before reductions .................................        616
    Expense reductions .........................................       (197)
                                                                   --------

       Expenses, net .......................................................           419
                                                                               -----------

Net investment income ......................................................         6,436
                                                                               -----------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ....................................            12
                                                                               -----------

Net increase in net assets from operations .................................   $     6,448
                                                                               ===========


See accompanying notes which are an integral part of the financial statements.


27 Tax Free Money Market Fund

Tax Free Money Market Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                             Years ended December 31,

                                                               1999           1998
                                                           ------------    ------------
Increase (Decrease) in Net Assets
Operations
    Net investment income ..............................   $      6,436    $      5,654
    Net realized gain (loss) ...........................             12              (5)
                                                           ------------    ------------

       Net increase in net assets from operations ......          6,448           5,649
                                                           ------------    ------------

Distributions
    From net investment income .........................         (6,436)         (5,654)
                                                           ------------    ------------

Share Transactions
    Net increase (decrease) in net assets from share
     transactions ......................................         52,020          63,943
                                                           ------------    ------------

Total net increase (decrease) in net assets ............         52,032          63,938

Net Assets
    Beginning of period ................................        194,663         130,725
                                                           ------------    ------------

    End of period ......................................   $    246,695    $    194,663
                                                           ============    ============

  See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 28

Tax Free Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                               --------------------------------------------------------------
                                                  1999         1998         1997         1996         1995
                                               ----------   ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period .......   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ----------   ----------   ----------   ----------   ----------

Income From Operations
    Net investment income ..................        .0326        .0331        .0355        .0329        .0370
                                               ----------   ----------   ----------   ----------   ----------

Distributions
    From net investment income .............       (.0326)      (.0331)      (.0355)      (.0329)      (.0370)
                                               ----------   ----------   ----------   ----------   ----------

Net Asset Value, End of Period .............   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                               ==========   ==========   ==========   ==========   ==========

Total Return (%)(a) ........................         3.31         3.36         3.61         3.35         3.76

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)      246,695      194,663      130,725      102,207       78,000

    Ratios to average net assets (%)(a):
       Operating expenses, net (b) .........          .21          .34          .28          .42          .48
       Operating expenses, gross (b) .......          .31          .44          .38          .42          .48
       Net investment income ...............         3.28         3.29         3.55         3.28         3.69

(a) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
      Note 4.
(b)   See Note 4 for current period amounts.


29 Tax Free Money Market Fund

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements

December 31, 1999

1. Organization
      Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, (one of which has not yet commenced operations) referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. Significant Accounting Policies
      The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

      Security valuation: The Money Market, U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

      Investment income: Interest income is recorded on the accrual basis.

      Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

      It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Funds listed below incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2000.

                                                 Deferred Net
                                               Realized Capital
                                                    Losses
                                               ----------------
      Money Market                                 $11,686
      U.S. Government Money Market                   4,442

      At December 31, 1999, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                12/31/02       12/31/03    12/31/04    12/31/05     12/31/06     12/31/07     Totals
                                --------       --------    --------    --------     --------     --------     ------

Money Market                     $    --      $ (41,009)    $  (814)    $    --      $(3,245)    $(12,600)  $ (57,668)
U.S. Government Money Market      (1,309)        (4,913)     (3,331)     (1,570)        (762)      (1,783)    (13,668)

      Dividends and distributions to shareholders: The Money Market, U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                Notes to Financial Statements 30

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements

December 31, 1999

      Expenses: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

      Repurchase agreements: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

3. Related Parties
      Advisor and Administrator: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

      The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market Fund. As of December 31, 1999, $949,970,000 represents the investments of other affiliated Funds not presented herein.

      The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $4,794,218 and $1,198,555, respectively, for the year ended December 31, 1999. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                                  Annual Rate
                                         -------------------------------
                                           Advisor         Administrator
                                         -----------     ----------------

      Money Market                          0.20%              0.05%
      U.S. Government Money Market          0.20               0.05
      Tax Free Money Market                 0.20               0.05

      The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the year ended December 31, 1999 was $3,065,144.

      The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the U.S. Government Money Market Fund, its combined advisory and administrative fees, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the year ended December 31, 1999 was $379,754.

      The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the year ended December 31, 1999 was $196,504.

      Analytic services: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

      Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the year ended December 31, 1999 were $915,998.

      Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $30,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the year ended December 31, 1999 were $16,373 and were allocated to each Fund, where appropriate, on a pro rata basis, including 25 other affiliated Funds not presented herein.


31 Notes to Financial Statements

Frank Russell Investment Company
Money Market Funds

Notes to Financial Statements

December 31, 1999

4. Fund Share Transactions
      Share transactions for the year ended December 31, 1999 and year ended December 31, 1998 were as follows:

                                            On a Constant Dollar Basis (000)
                                            --------------------------------
                                                1999                 1998
Money Market                                -----------           ----------
    Proceeds from shares sold                21,077,851           12,024,641
    Proceeds from reinvestment
      of distributions                           50,168               17,841
    Payments for shares redeemed            (20,706,310)         (11,363,736)
                                             ----------           ----------
    Total net increase (decrease)               421,709              678,746
                                             ==========           ==========

U.S. Government Money Market
    Proceeds from shares sold                   539,954              431,194
    Proceeds from reinvestment
      of distributions                            7,536                6,807
    Payments for shares redeemed               (523,559)            (459,189)
                                             ----------           ----------
    Total net increase (decrease)                23,931              (21,188)
                                             ==========           ==========

Tax Free Money Market
    Proceeds from shares sold                   486,976              367,890
    Proceeds from reinvestment
      of distributions                            4,433                3,258
    Payments for shares redeemed               (439,389)            (307,205)
                                             ----------           ----------
    Total net increase (decrease)                52,020               63,943
                                             ==========           ==========

5. Line of Credit
      The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the year.

6. Beneficial Interest
      As of December 31, 1999, the following Fund has one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund: Tax Free Money Market 22.1%.


                                                Notes to Financial Statements 32

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Money Market, U.S. Government Money Market, and Tax Free Money Market (the "Funds")) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Seattle, Washington                          /s/ PricewaterhouseCoopers LLP
February 16, 2000


33 Report of Independent Accountants

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board and President
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Independent Accountants
  PricewaterhouseCoopers LLP
  1001 Fourth Avenue Plaza
  Suite 4200
  Seattle, WA 98154

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Money Managers
Money Market Fund
  Frank Russell Investment Management Co., Tacoma, WA

U.S. Government Money Market Fund
  Frank Russell Investment Management Co., Tacoma, WA
  Standish, Ayer & Wood, Inc., Boston, MA

Tax Free Money Market Fund
  Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


                                Manager, Money Managers and Service Providers 34

--------------
[LOGO] Russell
--------------

Frank Russell Investment Company
909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700
Fax: 253-591-3495

1999 Annual Report

[Illegible]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                 Annual Report

                               December 31, 1999

                                Table of Contents

                                                                            Page

Letter to Our Clients.....................................................     2

Portfolio Management Discussion...........................................     3

Equity Aggressive Strategy Fund...........................................    10

Aggressive Strategy Fund..................................................    16

Balanced Strategy Fund....................................................    22

Moderate Strategy Fund....................................................    28

Conservative Strategy Fund................................................    34

Notes to Financial Statements.............................................    40

Report of Independent Accountants.........................................    47

Tax Information...........................................................    48

Manager, Money Managers and Service Providers.............................    49

Frank Russell Investment Company - LifePoints(R) Funds
Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission form Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performances quoted represents past performance and the investment recent and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment is securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

We are pleased to present the Frank Russell Investment Company 1999 Annual Report. This report covers information on five of the Funds and represents our eighteenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 1999, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1998 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Russell Funds and the LifePoints(R) Funds both added Class C shares during 1999, and the Russell Institutional Funds opened Class E shares for investment in May 1999. Additionally, the Tax-Managed Small Cap Fund was opened for investment in November 1999, providing a small cap alternative to the existing tax-managed Russell Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2000 and continuing to earn your support.

Sincerely,


/s/ Lynn L. Anderson                 Eric A. Russell

Lynn L. Anderson.                    Eric A. Russell
Chairman of the Board                President
Frank Russell Investment Company     Frank Russell Investment Management Company

LifePoints(R) Funds

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Performance Review

For the year ended December 31, 1999, the LifePoints Funds provided investors with respectable returns, although each lagged their respective Fund composite benchmark. Stocks provided remarkable gains for the year, while bonds suffered their second worst year in more than two decades, as rising interest rates eroded bond values. US stocks experienced an unprecedented fifth consecutive year of returns in excess of 20%. Developed foreign markets joined the party, led by the 67% gain for Japanese shares. Emerging markets recovered globally and ended the year more than 70% higher.

Enthusiasm towards the Internet proved a dominant theme through most of 1999, particularly in the fourth quarter, as the technology sector of the Russell 3000(R) Index increased 78% for the year. The next best performing sector was consumer discretionary, with a gain of 28%. While the strength of these two sectors boosted returns of growth-oriented portfolios, a 16% decline in consumer staples and 7% decline in health care issues exemplified the narrowness of the market. This market proved difficult for value-oriented investors, with the Russell 1000(R) Value Index gaining only 7.35% for the year versus a 33.16% gain of the Russell 1000(R) Growth Index.

Bond investors also faced a challenging market environment, as strong economic growth provoked concerns over mounting inflationary pressures. The Fed's vigilant stance towards inflation weighed heavily on the market psyche, which led to several rate hikes during the year. The Lehman Brothers Aggregate Bond Index posted a 0.82% decline for 1999, which was modest compared to the 14.92% loss for the 30-year US treasury bond. Favorable economic trends did have the benefit of narrowing credit spreads, which helped spread sectors - including US corporates, mortgage-backed securities, and emerging markets debt securities - blunt the impact of rising rates.

With bonds suffering through a difficult year and the stock markets' gains focused on technology issues, conservative investors struggled. Value funds dramatically underperformed their growth counterparts, and even among growth-oriented funds, the more price-sensitive investors lagged their more aggressive counterparts by wide margins.

These were the market trends that underlied the performance of the LifePoints Funds during 1999. While the US large cap stock funds (Diversified Equity and Quantitative Equity), the bond funds, and the Real Estate Securities Fund all exceeded their individual benchmarks by impressive margins, the Special Growth, International Securities, and Emerging Markets Funds, each trailed their respective benchmarks. The lack of significant emerging markets exposure in the International Securities Fund was a decided disadvantage relative to peers, given the strong performance of emerging markets in 1999. The balanced blend of growth and value styles in Special Growth was also disadvantageous relative to its growth-biased benchmark. The relative under-performance of the Emerging Markets Fund was largely attributable to the impact of manager changes, as the termination of two managers and hire of four new managers was challenging given the relative illiquidity of the asset class.

The 1999 annual returns of the Underlying Funds (Class S shares) are as follows:
Diversified Equity Fund had a total return of 18.21%, Special Growth Fund returned 21.45%, Quantitative Equity Fund gained 21.37%, International Securities Fund returned 30.52%, Emerging Markets Fund gained 49.03%, Real Estate Securities Fund returned 0.55%, Multistrategy Bond Fund lost 0.81%, Short Term Bond Fund gained 3.03%, and Diversified Bond Fund lost 1.26%.


3 LifePoints(R) Funds

Equity Aggressive Strategy Fund++

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: Equity Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints Fund's investment objective and risk profile.

                               [GRAPHIC OMITTED]

               [The following table was depicted in a line chart]

            LifePoints(R) Equity   Equity Aggressive
             Aggressive Strategy   Strategy Composite  Russell 1000   Salomon SB
                Fund - Class E        Benchmark++++       Index       BMI Ex-US
            --------------------   ------------------  ------------   ----------

Inception*         $10,000             $10,000           $10,000        $10,000
1997                $9,758              $9,918           $10,301         $9,235
1998               $11,099             $11,700           $13,084        $10,827
1999               $13,536             $14,337           $15,820        $13,938

Total              $44,393             $45,955           $49,205        $44,001

--------------------------------------    --------------------------------------
          Equity Aggressive                    Equity Aggressive Strategy
      Strategy Fund - Class E                    Composite Benchmark
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
  1 Year         $12,196     21.96%       1 Year           $12,358     23.58%
  Inception      $13,536     14.39%ss.    Inception        $14,337     17.36%ss.

--------------------------------------    --------------------------------------
       Equity Aggressive Strategy                Russell 1000(R)Index
            Fund - Class D+
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $12,158     21.58%       1 Year           $12,091     20.91%
Inception        $13,488     14.21%ss.    Inception        $15,820     22.61%ss.

--------------------------------------    --------------------------------------
      Equity Aggressive Strategy               Salomon Smith Barney Broad
           Fund - Class C+                       Market Index (BMI) Ex-US
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $12,114     21.14%       1 Year           $12,873     28.73%
Inception        $13,439     14.02%ss.    Inception        $13,938     15.90%ss.

++ Prior to May 1, 1999, this Fund was named LifePoints Equity Balanced Strategy Fund.

* Equity Aggressive Strategy Fund Class E commenced operations on September 30, 1997. Index comparison began October 1, 1997.

+ Equity Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                               Equity Aggressive Strategy Fund 4

Aggressive Strategy Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints Fund's investment objective and risk profile.

                               [GRAPHIC OMITTED]

               [The following table was depicted in a line chart]

                LifePoints(R)          Aggressive
             Aggressive Strategy   Strategy Composite  Russell 1000  Salomon SB
                Fund - Class E        Benchmark++++         Index     BMI Ex-US
             -------------------   ------------------  ------------  ----------

Inception*         $10,000             $10,000           $10,000       $10,000
1997                $9,981              $9,926           $10,301        $9,235
1998               $11,148             $11,407           $13,084       $10,827
1999               $13,149             $13,501           $15,820       $13,938

Total              $44,278             $44,834           $49,205       $44,001


--------------------------------------    --------------------------------------
  Aggressive Strategy Fund - Class E     Aggressive Strategy Composite Benchmark
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,795     17.95%       1 Year           $11,934     19.34%
Inception        $13,149     12.70%ss.    Inception        $13,501     14.27%ss.

--------------------------------------    --------------------------------------
 Aggressive Strategy Fund - Class D+              Russell 1000(R)Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,769     17.69%       1 Year           $12,091     20.91%
Inception        $13,099     12.51%ss.    Inception        $15,820     22.61%ss.

--------------------------------------    --------------------------------------
  Aggressive Strategy Fund - Class C++       Salomon Smith Barney Broad Market
                                                   Index (BMI) Ex-US
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000     Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,706     17.06%       1 Year           $12,873     28.73%
Inception        $13,029     12.25%ss.    Inception        $13,938     15.90%ss.

* Aggressive Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

+ Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


5 Aggressive Strategy Fund

Balanced Strategy Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: Balanced Strategy Fund seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints Fund's investment objective and risk profile.

                               [GRAPHIC OMITTED]

               [The following table was depicted in a line chart]

                LifePoints(R)          Balanced
             Balanced Strategy    Strategy Composite        LB          Russell
                Fund - Class E        Benchmark+++      Aggregate     1000 Index
            --------------------   ------------------  ------------   ----------

Inception*         $10,000             $10,000           $10,000        $10,000
1997               $10,104             $10,053           $10,294        $10,301
1998               $11,282             $11,447           $11,189        $13,084
1999               $12,613             $12,834           $11,097        $15,820

Total              $43,999             $44,334           $42,580        $49,250

--------------------------------------    --------------------------------------
  Balanced Strategy Fund - Class E         Balanced Strategy Composite Benchmark
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,180     11.80%       1 Year           $11,275     12.75%
Inception        $12,613     10.67%ss.    Inception        $12,834     11.73%ss.

--------------------------------------    --------------------------------------
   Balanced Strategy Fund - Class D       Lehman Brothers Aggregate Bond Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,164     11.64%       1 Year           $ 9,918     (0.82)%
Inception        $12,581     10.55%ss.    Inception        $11,097      4.73%ss.

--------------------------------------    --------------------------------------
  Balanced Strategy Fund - Class C                 Russell 1000(R)Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $11,094     10.94%       1 Year           $12,091     20.91%
Inception        $12,503     10.24%ss.    Inception        $15,820     22.61%ss.

* Balanced Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

+ Balanced Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Balanced Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Balanced Strategy Fund 6

Moderate Strategy Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: Moderate Strategy Fund seeks to achieve moderate long-term capital appreciation with high current income while recognizing the possibility of moderate fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints Fund's investment objective and risk profile.

                               [GRAPHIC OMITTED]

               [The following table was depicted in a line chart]

                LifePoints(R)          Moderate        Merrill Lynch
             Moderate Strategy    Strategy Composite     1-2-99 Yr        LP
                Fund - Class E        Benchmark++        Treasury      Aggregate
            --------------------   ------------------   ----------    ----------

Inception*         $10,000             $10,000            $10,000       $10,000
1997                $9,994             $10,102            $10,168       $10,294
1998               $11,012             $11,252            $10,879       $11,189
1999               $11,964             $12,234            $11,213       $11,097

Total              $42,970             $43,588            $42,259       $42,580

--------------------------------------    --------------------------------------
   Moderate Strategy Fund - Class E        Moderate Strategy Composite Benchmark
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,865     8.65%        1 Year           $10,913     9.13%
Inception        $11,964     8.31%ss.     Inception        $12,234     9.38%ss.

--------------------------------------    --------------------------------------
   Moderate Strategy Fund - Class D    Merrill Lynch 1-2.99 Years Treasury Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,840     8.40%        1 Year           $10,306     3.06%
Inception        $11,907     8.08%ss.     Inception        $11,213     5.22%ss.

--------------------------------------    --------------------------------------
   Moderate Strategy Fund - Class C       Lehman Brothers Aggregate Bond Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,803     8.03%        1 Year           $9,918      (0.82)%
Inception        $11,865     7.91%ss.     Inception        $11,097     4.73%ss.

* Moderate Strategy Fund Class E commenced operations on October 2, 1997. Index comparison began October 1, 1997.

+ Moderate Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Moderate Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance in not indicative of future results.


7 Moderate Strategy Fund

Conservative Strategy Fund

Portfolio Management Discussion

December 31, 1999 (Unaudited)

Objective: Conservative Strategy Fund seeks to achieve a moderate rate of return through low capital appreciation and reinvestment of a high level of current income.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints Fund's investment objective and risk profile.

                               [GRAPHIC OMITTED]

               [The following table was depicted in a line chart]

                LifePoints(R)          Conservative     Merrill Lynch
            Conservative Strategy   Strategy Composite    1-2-99 Yr        LP
                Fund - Class E         Benchmark++        Treasury     Aggregate
            --------------------   ------------------    ----------    ---------

Inception*         $10,000             $10,000            $10,000       $10,000
1997               $10,136             $10,140            $10,168       $10,294
1998               $10,917             $11,029            $10,879       $11,189
1999               $11,521             $11,658            $11,213       $11,097

Total              $42,574             $42,627            $42,260       $42,580

--------------------------------------    --------------------------------------
 Conservative Strategy Fund - Class E              Conservative Strategy
                                                    Composite Benchmark
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000      Return        12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,554     5.54%        1 Year           $10,562     5.62%
Inception        $11,521     6.82%ss.     Inception        $11,658     7.34%ss.

--------------------------------------    --------------------------------------
 Conservative Strategy Fund - Class D             Merrill Lynch 1-2.99
                                                  Years Treasury Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,518     5.18%        1 Year           $10,306     3.06%
Inception        $11,457     6.54%ss.     Inception        $11,213     5.07%ss.

--------------------------------------    --------------------------------------
Conservative Strategy Fund - Class C++     Lehman Brothers Aggregate Bond Index
--------------------------------------    --------------------------------------

Periods Ended    Growth of    Total       Periods Ended    Growth of    Total
  12/31/99       $10,000     Return         12/31/99       $10,000      Return
-------------    ---------   ---------    -------------    ---------   ---------
1 Year           $10,477     4.77%        1 Year           $9,918      (0.82)%
Inception        $11,413     6.35%ss.     Inception        $11,097      4.23%ss.

* Conservative Strategy Fund Class E commenced operations on November 7, 1997. Index comparison began October 1, 1997.

+ Conservative Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Conservative Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance in not indicative of future results.


                                                    Conservative Strategy Fund 8

LifePoints(R) Funds

Benchmark Composition

December 31, 1999 (Unaudited)

The Equity Aggressive Strategy Composite Benchmark is comprised of the following indices: 60% Russell 1000(R) Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

The Aggressive Strategy Composite Benchmark is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500 Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

The Balanced Strategy Composite Benchmark is comprised of the following indices:
41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500 Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

The Moderate Strategy Composite Benchmark is comprised of the following indices:
33% Merrill Lynch 1-2.99 Years Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000 Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500 Index and 2% IFC Investable Composite Index.

The Conservative Strategy Composite Benchmark is comprised of the following indices: 60% Merrill Lynch 1-2.99 Years Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000 Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

The Salomon Smith Barney Braod Market Index (BMI) ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.


9 LifePoints(R) Funds

Equity Aggressive Strategy Fund

Statement of Net Assets

                                                               December 31, 1999

                                                      Number           Market
                                                       of              Value
                                                      Shares             $
                                                     --------         --------

Investments
Portfolios of the Frank Russell Investment Company
   Series Mutual Fund - Class S Shares

Domestic Equities - 73.5%
Diversified Equity Fund                             1,198,015        65,088,130
Quantitative Equity Fund                            1,445,497        65,322,005
Real Estate Securities Fund                           463,664        10,599,353
Special Growth Fund                                   446,587        21,963,137
                                                                   ------------
                                                                    162,972,625
                                                                   ------------

International Equities - 24.8%
Emerging Markets Fund                                  908,407       11,373,250
International Securities Fund                          581,010       43,639,666
                                                                   ------------
                                                                     55,012,916
                                                                   ------------

Short-Term Investments - 1.5%
Money Market Fund
  due on demand (a)                                  3,161,000        3,161,000
                                                                   ------------

Total Investments - 99.8%
(identified cost $197,124,481)                                      221,146,541
                                                                   ------------

Other Assets and Liabilities
Other assets                                                          2,062,595
Liabilities                                                          (1,551,857)
                                                                   ------------

Total Other Assets and Liabilities,
Net - 0.2%                                                              510,738
                                                                   ------------

Net Assets - 100.0%                                                 221,657,279
                                                                   ============
Net Assets consist of:
Undistributed net investment income                                       7,345
Accumulated net realized gain (loss)                                 10,380,390
Unrealized appreciation
   (depreciation) on investments                                     24,022,060
Shares of beneficial interest                                           194,553
Additional paid-in capital                                          187,052,931
                                                                   ------------

Net Assets                                                          221,657,279
                                                                   ============
Net Asset Value, offering and redemption price
  per share:
  Class C ($15,859,964 divided by 1,393,778
    shares of $.01 par value shares of
    beneficial interest outstanding)                               $      11.38
                                                                   ============
  Class D ($3,731,507 divided by 326,497 shares
    of $.01 par value shares of beneficial
    interest outstanding)                                          $      11.43
                                                                   ============
  Class E ($202,065,808 divided by 17,735,032
    shares of $.01 par value shares of beneficial
    interest outstanding)                                          $      11.39
                                                                   ============

(a)  At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.


                                              Equity Aggressive Strategy Fund 10

Equity Aggressive Strategy Fund

Statement of Operations

                                                    Year Ended December 31, 1999

Investment Income
   Income distributions from Underlying Funds ....................  $  2,012,544

Expenses
   Advisory fees ....................................  $    322,810
   Administrative fees ..............................        80,703
   Distribution fees - Class C ......................        28,827
   Distribution fees - Class D ......................        10,594
   Shareholder servicing fees - Class C .............         9,609
   Shareholder servicing fees - Class D .............        10,594
   Shareholder servicing fees - Class E .............       383,309
                                                       ------------

   Expenses before reductions .......................       846,446
   Expense reductions ...............................      (403,513)
                                                       ------------

      Expenses, net ..............................................       442,933
                                                                    ------------

Net investment income ............................................     1,569,611
                                                                    ------------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ......................................      (350,263)
   Capital gain distributions from Underlying Funds .    16,391,721   16,041,458
                                                       ------------

Net change in unrealized appreciation (depreciation)
  on investments .................................................    18,490,512
                                                                    ------------

Net realized and unrealized gain (loss) ..........................    34,531,970
                                                                    ------------

Net increase (decrease) in net assets from operations ............  $ 36,101,581
                                                                    ============

See accompanying notes which are an integral part of the financial statements.


11 Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Statement of Changes in Net Assets

                                                               Years Ended December 31,

                                                                  1999           1998
                                                             -------------   ------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ..................................  $   1,569,611   $    161,484
   Net realized gain (loss) ...............................     16,041,458      2,538,657
   Net change in unrealized appreciation (depreciation) ...     18,490,512      5,748,823
                                                             -------------   ------------

      Net increase (decrease) in net assets from operations     36,101,581      8,448,964
                                                             -------------   ------------

Distributions
   From net investment income
      Class C .............................................       (291,440)            --
      Class D .............................................        (92,884)       (13,627)
      Class E .............................................     (5,761,692)    (1,028,400)
   From net realized gain
      Class C .............................................        (37,600)            --
      Class D .............................................        (76,597)       (23,598)
      Class E .............................................     (2,126,189)      (430,626)
                                                             -------------   ------------

         Net decrease in net assets from distributions ....     (8,386,402)    (1,496,251)
                                                             -------------   ------------

Share Transactions
   Net increase (decrease) in net assets from share
      transactions ........................................     97,559,762     86,444,463
                                                             -------------   ------------

Total net increase (decrease) in net assets ...............    125,274,941     93,397,176

Net Assets
   Beginning of period ....................................     96,382,338      2,985,162
                                                             -------------   ------------
   End of period (including undistributed net investment
      income of $7,345 and accumulated distributions in
      excess of net investment income of $800,
      respectively) .......................................  $ 221,657,279   $ 96,382,338
                                                             =============   ============

  See accompanying notes which are an integral part of the financial statements.


                                              Equity Aggressive Strategy Fund 12

Equity Aggressive Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                     -----------

Net Asset Value, Beginning of Period ........................        $     9.80
                                                                     ----------

Income From Operations
   Net investment income (a)(e) .............................               .06
   Net realized and unrealized gain (loss) ..................              1.98
                                                                     ----------

      Total income from operations ..........................              2.04
                                                                     ----------

Distributions
   From net investment income ...............................              (.30)
   From net realized gain ...................................              (.16)
                                                                     ----------

      Total distributions ...................................              (.46)
                                                                     ----------

Net Asset Value, End of Period ..............................        $    11.38
                                                                     ==========

Total Return (%)(b) .........................................             21.26

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................            15,860

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ........................              1.00
      Operating expenses, gross (c)(d) ......................              1.25
      Net investment income (b) .............................               .59

   Portfolio turnover rate (%) ..............................             76.20

*     For the period February 11, 1999 (commencement of sale) to December 31,
      1999.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Not annualized.

(c)   Annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


13 Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         Year Ended December 31,
                                                        ------------------------
                                                           1999           1998*
                                                        ----------     ---------

Net Asset Value, Beginning of Period ...............    $    9.81      $   9.92
                                                        ---------      --------

Income From Operations
   Net investment income (a)(e) ....................          .06           .01
   Net realized and unrealized gain (loss) .........         2.01           .10
                                                        ---------      --------

      Total income from operations .................         2.07           .11
                                                        ---------      --------

Distributions
   From net investment income ......................         (.29)         (.17)
   From net realized gain ..........................         (.16)         (.05)
                                                        ---------      --------

      Total distributions ..........................         (.45)         (.22)
                                                        ---------      --------

Net Asset Value, End of Period .....................    $   11.43      $   9.81
                                                        =========      ========

Total Return (%)(b) ................................        21.58          1.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........        3,732         4,923

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ...............          .50           .50
      Operating expenses, gross (c)(d) .............          .75           .89
      Net investment income (b) ....................          .64           .01

   Portfolio turnover rate (%) .....................        76.20         73.95

*     For the period March 24, 1998 (commencement of sale) to December 31, 1998.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for periods less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


                                              Equity Aggressive Strategy Fund 14

Equity Aggressive Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Year Ended December 31,
                                               ---------------------------------
                                                1999        1998          1997*
                                               -------     -------      --------

Net Asset Value, Beginning of Period ........  $  9.80     $  8.83      $ 10.00
                                               -------     -------      -------

Income From Operations
   Net investment income (a)(f) .............      .10         .03          .09
   Net realized and unrealized gain (loss) ..     2.00        1.18         (.33)
                                               -------     -------      -------

      Total income from operations ..........     2.10        1.21         (.24)
                                               -------     -------      -------

Distributions
   From net investment income ...............     (.35)       (.19)        (.33)
   From net realized gain ...................     (.16)       (.05)        (.60)
                                               -------     -------      -------

      Total distributions ...................     (.51)       (.24)        (.93)
                                               -------     -------      -------

Net Asset Value, End of Period ..............  $ 11.39     $  9.80      $  8.83
                                               =======     =======      =======

Total Return (%)(b) .........................    21.96       13.75        (2.42)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .  202,066      91,459        2,985

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ........      .25         .25          .25
      Operating expenses, gross (d)(e) ......      .50         .62           --
      Net investment income (b) .............      .99         .28          .45

   Portfolio turnover rate (%) ..............    76.20       73.95        48.30

* For the period September 30, 1997 (commencement of operations) to December 31, 1997.

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for periods less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


15 Equity Aggressive Strategy Fund

Equity Aggressive Strategy Fund

Statement of Net Assets

                                                               December 31, 1999

                                                      Number           Market
                                                       of              Value
                                                      Shares             $
                                                     --------         --------

Investments
Portfolios of the Frank Russell Investment Company
   Series Mutual Fund - Class S Shares

Domestic Equities - 57.1%
Diversified Equity Fund                               772,380        41,963,400
Quantitative Equity Fund                              925,942        41,843,334
Real Estate Securities Fund                           440,595        10,071,992
Special Growth Fund                                   449,622        22,112,400
                                                                   ------------
                                                                    115,991,126
                                                                   ------------

International Equities - 23.9%
Emerging Markets Fund                                  818,377       10,246,076
International Securities Fund                          508,467       38,190,978
                                                                   ------------
                                                                     48,437,054
                                                                   ------------

Bonds - 17.6%
Multistrategy Bond Fund                             3,788,908        35,843,071
                                                                   ------------

Short-Term Investments - 1.1%
Money Market Fund
  due on demand (a)                                 2,199,000         2,199,000
                                                                   ------------

Total Investments - 99.7%
(identified cost $189,762,102)                                      202,470,251
                                                                   ------------

Other Assets and Liabilities
Other assets                                                          2,010,577
Liabilities                                                          (1,342,400)
                                                                   ------------

Total Other Assets and Liabilities,
Net - 0.3%                                                              668,177
                                                                   ------------

Net Assets - 100.0%                                                 203,138,428
                                                                   ============
Net Assets consist of:
Accumulated distributions in excess of net                                 (188)
   investment income
Accumulated net realized gain (loss)                                  7,306,333
Unrealized appreciation
   (depreciation) on investments                                     12,708,149
Shares of beneficial interest                                           181,916
Additional paid-in capital                                          182,942,218
                                                                   ------------

Net Assets                                                          203,138,428
                                                                   ============
Net Asset Value, offering and redemption price
  per share:
  Class C ($29,365,075 divided by 2,634,538
    shares of $.01 par value shares of
    beneficial interest outstanding)                               $      11.15
                                                                   ============
  Class D ($6,096,283 divided by 544,461 shares
    of $.01 par value shares of beneficial
    interest outstanding)                                          $      11.20
                                                                   ============
  Class E ($167,677,070 divided by 15,012,609
    shares of $.01 par value shares of beneficial
    interest outstanding)                                          $      11.17
                                                                   ============

(a)  At amortized cost, which approximates market.

   See accompanying notes which are an integral part of the financial statements


                                                     Aggressive Strategy Fund 16

Aggressive Strategy Fund

Statement of Operations

                                                    Year Ended December 31, 1999

Investment Income
   Income distributions from Underlying Funds .....................  $ 2,523,244

Expenses
   Advisory fees ....................................  $   250,172
   Administrative fees ..............................       62,543
   Distribution fees - Class C ......................       50,849
   Distribution fees - Class D ......................        9,961
   Shareholder servicing fees - Class C .............       16,950
   Shareholder servicing fees - Class D .............        9,961
   Shareholder servicing fees - Class E .............      285,806
                                                       -----------

   Expenses before reductions .......................      686,242
   Expense reductions ...............................     (312,715)
                                                       -----------

      Expenses, net ..............................................       373,527
                                                                     -----------

Net investment income ............................................     2,149,717
                                                                     -----------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ......................................     (216,004)
   Capital gain distributions from Underlying Funds .   11,243,918    11,027,914
                                                       -----------

Net change in unrealized appreciation (depreciation)
  on investments...................................................   11,617,537
                                                                     -----------

Net realized and unrealized gain (loss) ...........................   22,645,451
                                                                     -----------

Net increase (decrease) in net assets from operations .............  $24,795,168
                                                                     ===========

See accompanying notes which are an integral part of the financial statements.


17 Aggressive Strategy Fund

Aggressive Strategy Fund

Statement of Changes in Net Assets

                                                                   Years Ended December 31,

                                                                      1999           1998
                                                                  -------------   ------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................  $   2,149,717   $    720,772
   Net realized gain (loss) ....................................     11,027,914      1,160,217
   Net change in unrealized appreciation (depreciation) ........     11,617,537      1,402,719
                                                                  -------------   ------------

      Net increase (decrease) in net assets from operations ....     24,795,168      3,283,708
                                                                  -------------   ------------

Distributions
   From net investment income
      Class C ..................................................       (503,183)            --
      Class D ..................................................       (142,839)       (54,267)
      Class E ..................................................     (4,607,854)      (968,744)
   From net realized gain
      Class C ..................................................        (22,286)            --
      Class D ..................................................        (66,968)        (4,399)
      Class E ..................................................     (1,242,909)       (73,262)
                                                                  -------------   ------------

         Net decrease in net assets from distributions .........     (6,586,039)    (1,100,672)
                                                                  -------------   ------------

Share Transactions
   Net increase (decrease) in net assets from share transactions    119,092,587     58,346,402
                                                                  -------------   ------------

Total net increase (decrease) in net assets ....................    137,301,716     60,529,438

Net Assets
   Beginning of period .........................................     65,836,712      5,307,274
                                                                  -------------   ------------
   End of period (including accumulated distributions
      in excess of net investment income of $188 and
      undistributed net investment income of $3,828,
      respectively) ............................................  $ 203,138,428   $ 65,836,712
                                                                  =============   ============

  See accompanying notes which are an integral part of the financial statements.


                                                     Aggressive Strategy Fund 18

Aggressive Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       1999*
                                                                    -----------

Net Asset Value, Beginning of Period .............................    $ 10.11
                                                                      -------

Income From Operations
   Net investment income (a)(e) ..................................        .13
   Net realized and unrealized gain (loss) .......................       1.36
                                                                      -------

      Total income from operations ...............................       1.49
                                                                      -------

Distributions
   From net investment income ....................................       (.29)
   From net realized gain ........................................       (.16)
                                                                      -------

      Total distributions ........................................       (.45)
                                                                      -------

Net Asset Value, End of Period ...................................    $ 11.15
                                                                      =======

Total Return (%)(b) ..............................................      15.21

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................     29,365

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) .............................       1.00
      Operating expenses, gross (c)(d) ...........................       1.25
      Net investment income (b) ..................................       1.50

   Portfolio turnover rate (%) ...................................      71.44

*     For the period January 29, 1999 (commencement of sale) to December 31,
      1999.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Not annualized.

(c)   Annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


19 Aggressive Strategy Fund

Aggressive Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         Year Ended December 31,
                                                        ------------------------
                                                           1999          1998*
                                                        ----------     ---------

Net Asset Value, Beginning of Period ................    $  9.95       $ 10.09
                                                         -------       -------

Income From Operations
   Net investment income (a)(e) .....................        .15           .13
   Net realized and unrealized gain (loss) ..........       1.57          (.05)
                                                         -------       -------

      Total income from operations ..................       1.72           .08
                                                         -------       -------

Distributions
   From net investment income .......................       (.31)         (.21)
   From net realized gain ...........................       (.16)         (.01)
                                                         -------       -------

      Total distributions ...........................       (.47)         (.22)
                                                         -------       -------

Net Asset Value, End of Period ......................    $ 11.20       $  9.95
                                                         =======       =======

Total Return (%)(b) .................................      17.69           .96

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .........      6,096         3,649

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ................        .50           .50
      Operating expenses, gross (c)(d) ..............        .75           .93
      Net investment income (b) .....................       1.48          1.35

   Portfolio turnover rate (%) ......................      71.44         93.08


*     For the period March 24, 1998 (commencement of sale) to December 31, 1998.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for the periods less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


                                                     Aggressive Strategy Fund 20

Aggressive Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Year Ended December 31,
                                               ---------------------------------
                                                1999        1998          1997*
                                               -------     -------      --------

Net Asset Value, Beginning of Period ........  $  9.94     $  9.14      $ 10.00
                                               -------     -------      -------

Income From Operations
   Net investment income (a)(f) .............      .18         .19          .10
   Net realized and unrealized gain (loss) ..     1.56         .87         (.11)
                                               -------     -------      -------

      Total income from operations ..........     1.74        1.06         (.01)
                                               -------     -------      -------

Distributions
   From net investment income ...............     (.35)       (.25)        (.31)
   From net realized gain ...................     (.16)       (.01)        (.54)
                                               -------     -------      -------

      Total distributions ...................     (.51)       (.26)        (.85)
                                               -------     -------      -------

Net Asset Value, End of Period ..............  $ 11.17     $  9.94      $  9.14
                                               =======     =======      =======

Total Return (%)(b) .........................    17.95       11.69         (.19)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .  167,677      62,188        5,307

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ........      .25         .25          .25
      Operating expenses, gross (d)(e) ......      .50         .66           --
      Net investment income (b) .............     1.73        1.88          .97

   Portfolio turnover rate (%) ..............    71.44       93.08        56.88

* For the period September 16, 1997 (commencement of operations) to December 31, 1997.

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for the periods less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


21 Aggressive Strategy Fund

Balanced Strategy Fund

Statement of Net Assets

                                                               December 31, 1999

                                                      Number           Market
                                                       of              Value
                                                      Shares             $
                                                     --------         --------
Investments
Portfolios of the Frank Russell Investment Company
   Series Mutual Fund - Class S Shares

Domestic Equities - 41.9%
Diversified Equity Fund                             1,009,846        54,864,908
Quantitative Equity Fund                            1,211,675        54,755,575
Real Estate Securities Fund                           750,275        17,151,284
Special Growth Fund                                   350,550        17,240,048
                                                                   ------------
                                                                    144,011,815
                                                                   ------------

International Equities - 17.0%
Emerging Markets Fund                                 831,943        10,415,923
International Securities Fund                         643,356        48,322,496
                                                                   ------------
                                                                     58,738,419
                                                                   ------------

Bonds - 40.4%
Diversified Bond Fund                               3,892,896        84,748,347
Multistrategy Bond Fund                             5,738,456        54,285,795
                                                                   ------------
                                                                    139,034,142
                                                                   ------------

Short-Term Investments - 0.6%
Money Market Fund
due on demand (a)                                   1,907,000         1,907,000
                                                                   ------------

Total Investments - 99.9%
(identified cost $329,513,152)                                      343,691,376
                                                                   ------------

Other Assets and Liabilities
Other assets                                                          1,955,822
Liabilities                                                          (1,705,121)
                                                                   ------------

Total Other Assets and Liabilities,
Net - 0.1%                                                              250,701
                                                                   ------------

Net Assets - 100.0%                                                 343,942,077
                                                                   ============

Net Assets consist of:

Accumulated net realized gain (loss)                                  9,768,399
Unrealized appreciation                                              14,178,224
   (depreciation) on investments
Shares of beneficial interest                                           320,201
Additional paid-in capital                                          319,675,253

Net Assets                                                          343,942,077
                                                                   ============

Net Asset Value, offering and redemption price
   per share:
   Class C ($39,325,402 divided by 3,667,730
      shares of $.01 par value shares of
      beneficial interest outstanding)                             $      10.72
                                                                   ============
   Class D ($9,074,753 divided by 842,976 shares
      of $.01 par value shares of beneficial
      interest outstanding)                                        $      10.77
                                                                   ============
   Class E ($295,541,922 divided by 27,509,389
      shares of $.01 par value shares of
      beneficial interest outstanding)                             $      10.74
                                                                   ============

(a)   At amortized cost, which approximates market

  See accompanying notes which are an integral part of the financial statements.


                                                       Balanced Strategy Fund 22

Balanced Strategy Fund

Statement of Operations

                                                    Year Ended December 31, 1999

Investment Income
   Income distributions from Underlying Funds ..................... $  8,286,435

Expenses
   Advisory fees ................................... $   520,172
   Administrative fees                                   130,043
   Distribution fees - Class C .....................      85,150
   Distribution fees - Class D .....................      10,153
   Shareholder servicing fees - Class C ............      28,383
   Shareholder servicing fees - Class D ............      10,153
   Shareholder servicing fees - Class E ............     611,692
                                                      ----------

   Expenses before reductions ......................   1,395,746
   Expense reductions ..............................    (650,215)
                                                      ----------

      Expenses, net ...............................................      745,531
                                                                    ------------

Net investment income .............................................    7,540,904
                                                                    ------------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments .....................................    (425,576)
   Capital gain distributions from Underlying Funds   15,051,994      14,626,418
                                                      ----------

Net change in unrealized appreciation (depreciation)
  on investments ..................................................   10,879,646
                                                                    ------------

Net realized and unrealized gain (loss) ...........................   25,506,064
                                                                    ------------

Net increase (decrease) in net assets from operations ............. $ 33,046,968
                                                                    ============

See accompanying notes which are an integral part of the financial statements.


23 Balanced Strategy Fund

Balanced Strategy Fund

Statement of Changes in Net Assets

                                                                    Years Ended December 31,

                                                                       1999           1998
                                                                   -------------   ------------

Increase (Decrease) in Net Assets

Operations
   Net investment income ........................................  $   7,540,904   $   3,382,872
   Net realized gain (loss) .....................................     14,626,418       3,765,388
   Net change in unrealized appreciation (depreciation) .........     10,879,646       3,463,095
                                                                   -------------   -------------

      Net increase (decrease) in net assets from operations .....     33,046,968      10,611,355
                                                                   -------------   -------------

Distributions
   From net investment income
      Class C ...................................................       (788,029)             --
      Class D ...................................................       (229,844)        (78,906)
      Class E ...................................................    (10,742,115)     (4,773,743)
   From net realized gain
      Class C ...................................................        (14,195)             --
      Class D ...................................................        (55,102)        (15,716)
      Class E ...................................................     (2,338,789)       (493,631)
                                                                   -------------   -------------

         Net decrease in net assets from distributions ..........    (14,168,074)     (5,361,996)
                                                                   -------------   -------------

Share Transactions
   Net increase (decrease) in net assets from share transactions     159,001,580     157,257,748
                                                                   -------------   -------------

Total net increase (decrease) in net assets .....................    177,880,474     162,507,107

Net Assets
   Beginning of period ..........................................    166,061,603       3,554,496
                                                                   -------------   -------------

   End of period (including undistributed net investment
      income of $5,633 at December 31, 1998) ....................  $ 343,942,077   $ 166,061,603
                                                                   =============   =============

  See accompanying notes which are an integral part of the financial statements.


                                                       Balanced Strategy Fund 24

Balanced Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       1999*
                                                                    -----------

Net Asset Value, Beginning of Period .............................   $  10.26
                                                                     --------

Income From Operations
   Net investment income (a)(e) ..................................        .25
   Net realized and unrealized gain (loss) .......................        .70
                                                                     --------

      Total income from operations ...............................        .95
                                                                     --------

Distributions
   From net investment income ....................................       (.37)
   From net realized gain ........................................       (.12)
                                                                     --------

      Total distributions ........................................       (.49)
                                                                     --------

Net Asset Value, End of Period ...................................   $  10.72
                                                                     ========

Total Return (%)(b) ..............................................       9.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ......................     39,325

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) .............................       1.00
      Operating expenses, gross (c)(d) ...........................       1.25
      Net investment income (b) ..................................       2.96

   Portfolio turnover rate (%) ...................................      64.63

*     For the period January 29, 1999 (commencement of sale) to December 31,
      1999.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Not annualized.

(c)   Annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


25 Balanced Strategy Fund

Balanced Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         Year Ended December 31,
                                                        ------------------------
                                                           1999          1998*
                                                        ----------     ---------
Net Asset Value, Beginning of Period ..................   $ 10.13      $ 10.22
                                                          -------      -------

Income From Operations
   Net investment income (a)(e) .......................       .30          .24
   Net realized and unrealized gain (loss) ............       .84          .07
                                                          -------      -------

      Total income from operations ....................      1.14          .31
                                                          -------      -------

Distributions
   From net investment income .........................      (.38)        (.37)
   From net realized gain .............................      (.12)        (.03)
                                                          -------      -------

      Total distributions .............................      (.50)        (.40)
                                                          -------      -------

Net Asset Value, End of Period ........................   $ 10.77      $ 10.13
                                                          =======      =======

Total Return (%)(b) ...................................     11.64         3.23

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........     9,075        4,953

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ..................       .50          .50
      Operating expenses, gross (c)(d) ................       .75          .86
      Net investment income (b) .......................      3.07         2.46

   Portfolio turnover rate (%) ........................     64.63        78.85


*     For the period March 24, 1998 (commencement of sale) to December 31, 1998.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for periods less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


                                                       Balanced Strategy Fund 26

Balanced Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Year Ended December 31,
                                               ---------------------------------
                                                1999        1998          1997*
                                               -------     -------      --------

Net Asset Value, Beginning of Period .......  $  10.12    $   9.46     $  10.00
                                              --------    --------     --------

Income From Operations
   Net investment income (a)(f) ............       .30         .31          .09
   Net realized and unrealized gain (loss) .       .86         .78          .02
                                              --------    --------     --------

      Total income from operations .........      1.16        1.09          .11
                                              --------    --------     --------

Distributions
   From net investment income ..............      (.42)       (.40)        (.24)
   From net realized gain ..................      (.12)       (.03)        (.41)
                                              --------    --------     --------

      Total distributions ..................      (.54)       (.43)        (.65)
                                              --------    --------     --------

Net Asset Value, End of Period .............  $  10.74    $  10.12     $   9.46
                                              ========    ========     ========

Total Return (%)(b) ........................     11.80       11.66         1.04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)    295,542     161,108        3,554

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) .......       .25         .25          .25
      Operating expenses, gross (d)(e) .....       .50         .61
      Net investment income (b) ............      2.89        3.05         1.30

   Portfolio turnover rate (%) .............     64.63       78.85        29.58

* For the period September 16, 1997 (commencement of operations) to December 31, 1997.

(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   The ratios for the period less than one year are annualized.

(d)   See Note 4 for current period amounts.

(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


27 Balanced Strategy Fund

Moderate Strategy Fund

Statement of Net Assets

                                                               December 31, 1999

                                                                      Market
                                                       Number         Value
                                                         of           (000)
                                                       Shares           $
                                                      ---------     -----------

Investments
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

Domestic Equities - 29.5%
Diversified Equity Fund                                 104,386       5,671,277
Quantitative Equity Fund                                125,046       5,650,847
Real Estate Securities Fund                             113,928       2,604,386
Special Growth Fund                                      21,476       1,056,196
                                                                    -----------
                                                                     14,982,706
                                                                    -----------

International Equities - 11.2%
Emerging Markets Fund                                    82,842       1,037,179
International Securities Fund                            61,634       4,629,353
                                                                    -----------
                                                                      5,666,532
                                                                    -----------

Bonds - 59.2%
Diversified Bond Fund                                   624,707      13,599,878
Short Term Bond Fund                                    916,246      16,519,919
                                                                    -----------
                                                                     30,119,797
                                                                    -----------

Short-Term Investments - 0.8%
Money Market Fund
   due on demand (a)                                    419,000         419,000
                                                                    -----------

Total Investments - 100.7%
(identified cost $49,974,847)                                        51,188,035
                                                                    -----------

Other Assets and Liabilities
Other assets                                                            377,541
Liabilities                                                            (710,303)
                                                                    -----------

Total Other Assets and Liabilities,
Net - (0.7%)                                                           (332,762)
                                                                    -----------

Net Assets - 100.0%                                                  50,855,273
                                                                    ===========

Net Assets consist of:
Accumulated distributions in excess of
   net investment income                                                     (6)
Accumulated net realized gain (loss)                                    628,638
Unrealized appreciation (depreciation)
   on investments                                                     1,213,188
Shares of beneficial interest                                            48,632
Additional paid-in capital                                           48,964,821
                                                                    -----------

Net Assets                                                           50,855,273
                                                                    ===========

Net Asset Value, offering and redemption price
   per share:
   Class C ($4,138,671 divided by 395,717
      shares of $.01 par value shares of
      beneficial interest outstanding)                              $     10.46
                                                                    ===========
   Class D ($1,366,897 divided by 130,262
      shares of $.01 par value shares of
      beneficial interest outstanding)                              $     10.49
                                                                    ===========
   Class E ($45,349,705 divided by 4,337,231
      shares of $.01 par value shares of
      beneficial interest outstanding)                              $     10.46
                                                                    ===========

(a)  At amortized cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.

                                                      Moderate Strategy Fund  28

Moderate Strategy Fund

Statement of Operations

                                                    Year Ended December 31, 1999

Investment Income
   Income distributions from Underlying Funds ........................................   $ 1,562,323

Expenses
   Advisory fees ..................................................   $    75,628
   Administrative fees ............................................        18,907
   Distribution fees - Class C ....................................        10,299
   Distribution fees - Class D ....................................         3,983
   Shareholder servicing fees - Class C ...........................         3,433
   Shareholder servicing fees - Class D ...........................         3,983
   Shareholder servicing fees - Class E ...........................        87,119
                                                                      -----------

   Expenses before reductions .....................................       203,352
   Expense reductions .............................................       (94,535)
                                                                      -----------

      Expenses, net ..................................................................       108,817
                                                                                         -----------

Net investment income ................................................................     1,453,506
                                                                                         -----------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ....................................................      (111,987)
   Capital gain distributions from Underlying Funds ...............     1,482,825          1,370,838
                                                                      -----------

Net change in unrealized appreciation (depreciation) on investments...................       655,773
                                                                                         -----------

Net realized and unrealized gain (loss) ..............................................     2,026,611
                                                                                         -----------

Net increase (decrease) in net assets from operations ................................   $ 3,480,117
                                                                                         ===========

See accompanying notes which are an integral part of the financial statements.

29  Moderate Strategy Fund

Moderate Strategy Fund

Statement of Changes in Net Assets

                                                                  Years Ended December 31, 1999

                                                                       1999           1998
                                                                  -------------    -------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................   $  1,453,506    $    448,325
   Net realized gain (loss) ....................................      1,370,838          64,608
   Net change in unrealized appreciation (depreciation) ........        655,773         570,808
                                                                   ------------    ------------

      Net increase (decrease) in net assets from operations ....      3,480,117       1,083,741
                                                                   ------------    ------------

Distributions
   From net investment income
      Class C ..................................................        (85,669)             --
      Class D ..................................................        (61,084)        (44,710)
      Class E ..................................................     (1,721,421)       (478,737)
   From net realized gain
      Class C ..................................................        (11,629)             --
      Class D ..................................................        (13,921)         (1,557)
      Class E ..................................................       (274,607)        (16,063)
                                                                   ------------    ------------

         Net decrease in net assets from distributions .........     (2,168,331)       (541,067)
                                                                   ------------    ------------

Share Transactions
   Net increase (decrease) in net assets from share transactions     29,190,454      19,425,232
                                                                   ------------    ------------

Total net increase (decrease) in net assets ....................     30,502,240      19,967,906

Net Assets
   Beginning of period .........................................     20,353,033         385,127
                                                                   ------------    ------------
   End of period (including accumulated distributions in
      excess of net investment income of $6 and undistributed
      net investment income of $745, respectively) .............   $ 50,855,273    $ 20,353,033
                                                                   ============    ============


  See accompanying notes which are an integral part of the financial statements.

                                                      Moderate Strategy Fund  30

Moderate Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1999*
                                                                      ---------

Net Asset Value, Beginning of Period ........................         $   10.15
                                                                      ---------

Income From Operations
   Net investment income (a)(e) .............................               .32
   Net realized and unrealized gain (loss) ..................               .48
                                                                      ---------

      Total income from operations ..........................               .80
                                                                      ---------

Distributions
   From net investment income ...............................              (.40)
   From net realized gain ...................................              (.09)
                                                                      ---------

      Total distributions ...................................              (.49)
                                                                      ---------

Net Asset Value, End of Period ..............................         $   10.46
                                                                      =========

Total Return (%)(b) .........................................              8.03

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................             4,139

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ........................              1.00
      Operating expenses, gross (c)(d) ......................              1.25
      Net investment income (b) .............................              3.35

   Portfolio turnover rate (%) ..............................            120.04

*     For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.
(d)   See Note 4 for current period amounts.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


31  Moderate Strategy Fund

Moderate Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Years Ended December 31,
                                                     ------------------------
                                                        1999          1998*
                                                     ---------     ---------

Net Asset Value, Beginning of Period ............    $   10.15     $   10.18
                                                     ---------     ---------

Income From Operations
   Net investment income (a)(e) .................          .33           .26
   Net realized and unrealized gain (loss) ......          .50           .09
                                                     ---------     ---------

      Total income from operations ..............          .83           .35
                                                     ---------     ---------

Distributions
   From net investment income ...................         (.40)         (.37)
   From net realized gain .......................         (.09)         (.01)
                                                     ---------     ---------

      Total distributions .......................         (.49)         (.38)
                                                     ---------     ---------

Net Asset Value, End of Period ..................    $   10.49     $   10.15
                                                     =========     =========

Total Return (%)(b) .............................         8.40          3.57

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....        1,367         1,780

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ............          .50           .50
      Operating expenses, gross (c)(d) ..........          .75          1.01
      Net investment income (b) .................         3.28          2.65

   Portfolio turnover rate (%) ..................       120.04        175.58

*     For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


                                                      Moderate Strategy Fund  32

Moderate Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Years Ended December 31,
                                              ---------------------------------------
                                                 1999          1998           1997*
                                              ----------    ----------     ----------
Net Asset Value, Beginning of Period ......   $    10.15    $     9.61     $    10.00
                                              ----------    ----------     ----------

Income From Operations
   Net investment income (a)(f) ...........          .40           .39            .07
   Net realized and unrealized gain (loss)           .46           .57           (.08)
                                              ----------    ----------     ----------

      Total income from operations ........          .86           .96           (.01)
                                              ----------    ----------     ----------

Distributions
   From net investment income .............         (.46)         (.41)          (.14)
   From net realized gain .................         (.09)         (.01)          (.24)
                                              ----------    ----------     ----------

      Total distributions .................         (.55)         (.42)          (.38)
                                              ----------    ----------     ----------

Net Asset Value, End of Period ............   $    10.46    $    10.15     $     9.61
                                              ==========    ==========     ==========

Total Return (%)(b) .......................         8.65         10.19           (.06)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       45,350        18,573            385

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ......          .25           .25            .25
      Operating expenses, gross (d)(e) ....          .50           .94             --
      Net investment income (b) ...........         3.87          3.71           1.01

   Portfolio turnover rate (%) ............       120.04        175.58           9.66

* For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


33  Moderate Strategy Fund

Conservative Strategy Fund

Statement of Net Assets

                                                       June 30, 1999 (Unaudited)

                                                         Number       Market
                                                           of         Value
                                                         Shares         $
                                                       ----------   -----------

Investments
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

Domestic Equities - 16.6%
Diversified Equity Fund                                    18,668     1,014,222
Quantitative Equity Fund                                   26,672     1,205,327
Real Estate Securities Fund                                44,456     1,016,259
                                                                    -----------
                                                                      3,235,808
                                                                    -----------

International Equities - 6.3%
Emerging Markets Fund                                      17,414       218,026
International Securities Fund                              13,587     1,020,523
                                                                    -----------
                                                                      1,238,549
                                                                    -----------

Bonds - 78.5%
Diversified Bond Fund                                     160,878     3,502,318
Short Term Bond Fund                                      658,280    11,868,793
                                                                    -----------
                                                                     15,371,111
                                                                    -----------

Total Investments - 101.4%
(identified cost $19,860,711)                                        19,845,468
                                                                    -----------

Other Assets and Liabilities
Other assets                                                            136,205
Liabilities                                                            (408,635)
                                                                    -----------

Total Other Assets and Liabilities,
Net - (1.4%)                                                           (272,430)
                                                                    -----------

Net Assets - 100.0%                                                  19,573,038
                                                                    ===========
Net Assets consist of:
Accumulated net realized gain (loss)                                   (117,609)
Unrealized appreciation (depreciation)
   on investments                                                       (15,243)
Shares of beneficial interest                                            19,306
Additional paid-in capital                                           19,686,584
                                                                    -----------

Net Assets                                                           19,573,038
                                                                    ===========

Net Asset Value, offering and redemption price
   per share:
   Class C ($1,697,162 divided by 167,697
      shares of $10.12 $.01 par value shares of
      beneficial interest outstanding)                              $     10.12
                                                                    ===========
   Class D ($1,000,894 divided by 98,504
      shares of  $10.16 $.01 par value shares of
      beneficial interest outstanding)                              $     10.16
                                                                    ===========
   Class E ($16,874,982 divided by 1,664,387
      shares $10.14 of $.01 par value shares of
      beneficial interest outstanding)                              $     10.14
                                                                    ===========


  See accompanying notes which are an integral part of the financial statements.

                                                  Conservative Strategy Fund  34

Conservative Strategy Fund

Statement of Operations


                                                                     Year Ended December 31, 1999
Investment Income
   Income distributions from Underlying Funds .....................................   $ 723,875

Expenses
   Advisory fees ..................................................   $  28,767
   Administrative fees ............................................       7,192
   Distribution fees - Class C ....................................       3,270
   Distribution fees - Class D ....................................       2,429
   Shareholder servicing fees - Class C ...........................       1,090
   Shareholder servicing fees - Class D ...........................       2,429
   Shareholder servicing fees - Class E ...........................      32,430
                                                                      ---------

   Expenses before reductions .....................................      77,607
   Expense reductions .............................................     (35,959)
                                                                      ---------

      Expenses, net ...............................................................      41,648
                                                                                      ---------

Net investment income .............................................................     682,227
                                                                                      ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ....................................................     (49,672)
   Capital gain distributions from Underlying Funds ...............     285,443         235,771
                                                                      ---------

Net change in unrealized appreciation (depreciation) on investments................     (76,746)
                                                                                      ---------

Net realized and unrealized gain (loss) ...........................................     159,025
                                                                                      ---------

Net increase (decrease) in net assets from operations .............................   $ 841,252
                                                                                      =========


See accompanying notes which are an integral part of the financial statements.

35  Conservative Strategy Fund

Conservative Strategy Fund

Statement of Changes in Net Assets

                                                                     Years Ended December 31,

                                                                       1999            1998
                                                                   ------------    ------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .......................................   $    682,227    $    112,183
   Net realized gain (loss) ....................................        235,771          10,145
   Net change in unrealized appreciation (depreciation) ........        (76,746)         61,843
                                                                   ------------    ------------

      Net increase (decrease) in net assets from operations ....        841,252         184,171
                                                                   ------------    ------------

Distributions
   From net investment income
      Class C ..................................................        (48,743)             --
      Class D ..................................................        (53,626)        (18,645)
      Class E ..................................................       (864,296)       (103,876)
   From net realized gain
      Class C ..................................................         (4,447)             --
      Class D ..................................................         (4,059)            (70)
      Class E ..................................................        (62,267)           (504)
                                                                   ------------    ------------

         Net decrease in net assets from distributions .........     (1,037,438)       (123,095)
                                                                   ------------    ------------

Share Transactions
   Net increase (decrease) in net assets from share transactions     14,740,226       4,945,302
                                                                   ------------    ------------

Total net increase (decrease) in net assets ....................     14,544,040       5,006,378

Net Assets
   Beginning of period .........................................      5,028,998          22,620
                                                                   ------------    ------------
   End of period (including undistributed net investment
      income of $74 at December 31, 1998) ......................   $ 19,573,038    $  5,028,998
                                                                   ============    ============


  See accompanying notes which are an integral part of the financial statements.

                                                  Conservative Strategy Fund  36

Conservative Strategy Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1999*
                                                                      ---------

Net Asset Value, Beginning of Period ........................         $   10.26
                                                                      ---------

Income From Operations
   Net investment income (a)(e) .............................               .43
   Net realized and unrealized gain (loss) ..................               .04
                                                                      ---------

      Total income from operations ..........................               .47
                                                                      ---------

Distributions
   From net investment income ...............................              (.56)
   From net realized gain ...................................              (.05)
                                                                      ---------

      Total distributions ...................................              (.61)
                                                                      ---------

Net Asset Value, End of Period ..............................         $   10.12
                                                                      =========

Total Return (%)(b) .........................................              4.67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................             1,697

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ........................              1.00
      Operating expenses, gross (c)(d) ......................              1.25
      Net investment income (b) .............................              4.77

   Portfolio turnover rate (%) ..............................            125.01

*     For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Not annualized.
(c)   Annualized.
(d)   See Note 4 for current period amounts.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


37  Conservative Strategy Fund

Conservative Strategy Fund

Financial Highlights - Class D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     Years Ended December 31,
                                                     ------------------------
                                                        1999          1998*
                                                     ---------     ---------

Net Asset Value, Beginning of Period ............... $   10.25     $   10.20
                                                     ---------     ---------

Income From Operations
   Net investment income (a)(e) ....................       .44           .32
   Net realized and unrealized gain (loss) .........       .08           .06
                                                     ---------     ---------

      Total income from operations .................       .52           .38
                                                     ---------     ---------

Distributions
   From net investment income ......................      (.56)         (.33)
   From net realized gain ..........................      (.05)           --
                                                     ---------     ---------

      Total distributions ..........................      (.61)         (.33)
                                                     ---------     ---------

Net Asset Value, End of Period ..................... $   10.16     $   10.25
                                                     =========     =========

Total Return (%)(b) ................................      5.18          3.77

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ........     1,001           618

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ...............       .50           .50
      Operating expenses, gross (c)(d) .............       .75          1.73
      Net investment income (b) ....................      4.24          3.09

   Portfolio turnover rate (%) .....................    125.01        169.79

*     For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


                                                  Conservative Strategy Fund  38

Conservative Strategy Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    Years Ended December 31,
                                              -------------------------------------
                                                 1999          1998         1997*
                                              ----------    ----------   ----------
Net Asset Value, Beginning of Period ......   $    10.24    $    9.88    $   10.00
                                              ----------    ---------    ---------

Income From Operations
   Net investment income (a)(f) ...........          .49          .46          .07
   Net realized and unrealized gain (loss)           .06          .29          .07
                                              ----------    ---------    ---------

      Total income from operations ........          .55          .75          .14
                                              ----------    ---------    ---------

Distributions
   From net investment income .............         (.60)        (.39)        (.10)
   From net realized gain .................         (.05)          --         (.16)
                                              ----------    ---------    ---------

      Total distributions .................         (.65)        (.39)        (.26)
                                              ----------    ---------    ---------

Net Asset Value, End of Period ............   $    10.14    $   10.24    $    9.88
                                              ==========    =========    =========

Total Return (%)(b) .......................         5.54         7.70         1.36

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       16,875        4,411           23

   Ratios to average net assets (%):
      Operating expenses, net (c)(d) ......          .25          .25          .25
      Operating expenses, gross (d)(e) ....          .50         2.50           --
      Net investment income (b) ...........         4.76         4.41          .67

   Portfolio turnover rate (%) ............       125.01       169.79         0.00

* For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.


39  Conservative Strategy Fund

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements

December 31, 1999

1.    Organization

      Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, (one of which has not yet commenced operations) referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

      Effective May 1, 1999, the Board of Trustees approved the name change of the Equity Balanced Strategy Fund to the Equity Aggressive Strategy Fund. This change is designed to more effectively convey the Fund's investment objective and portfolio composition.

      Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    Asset Allocation Ranges
                                      ----------------------------------------------------------------------------------
                                        Equity
                                      Aggressive        Aggressive        Balanced          Moderate       Conservative
                                       Strategy          Strategy         Strategy          Strategy         Strategy
   Asset Class/Underlying Funds          Fund              Fund             Fund              Fund             Fund
----------------------------------    ----------        ----------        --------          --------       ------------
Equities
   US Equities
      Diversified Equity                   30%              21%               16%              11%               5%
      Special Growth                       10               11                 5                2               --
      Quantitative Equity                  30               21                16               11                6
      Real Estate Equity                    5                5                 5                5                5

   International Equities
      International Securities             20               19                14                9                5
      Emerging Markets                      5                5                 3                2                1
Bonds
      Diversified Bond                     --               --                25               27               18
      Short-Term Bond                      --               --                --               33               60
      Multistrategy Bond                   --               18                16               --               --

Objectives of the Underlying Funds:

Diversified Equity Fund: To provide income and capital growth by investing principally in equity securities.

Special Growth Fund: To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

Quantitative Equity Fund: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Real Estate Securities Fund: To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

International Securities Fund: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.


                                               Notes to Financial Statements  40

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

      Emerging Markets Fund: To maximize total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

      Diversified Bond Fund: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

      Multistrategy Bond Fund: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

      Short Term Bond Fund: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

      Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.    Significant Accounting Policies

      The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

      Security valuation: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

      Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

      Investment income: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

      Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

      It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

      The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999 were as follows:

                                                                                                Net
                                                           Gross            Gross            Unrealized
                                      Federal Tax        Unrealized       Unrealized        Appreciation
                                          Cost          Appreciation    (Depreciation)     (Depreciation)
                                      ------------      ------------    --------------     --------------
      Equity Aggressive Strategy      $198,081,611      $ 24,230,121     $ (1,165,191)      $ 23,064,930
      Aggressive Strategy              190,464,118        14,557,245       (2,551,111)        12,006,134
      Balanced Strategy                330,703,112        23,002,146      (10,013,882)        12,988,264
      Moderate Strategy                 50,378,764         1,923,993       (1,114,722)           809,271
      Conservative Strategy             19,978,320           546,563         (679,415)          (132,852)


41 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

      Dividends and distributions to shareholders: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

      The following reclassifications have been made to reflect activity for the year ended December 31, 1999:

                                     Undistributed    Accumulated    Additional
                                     Net Investment  Net Realized     Paid-in
                                         Income       Gain (Loss)     Capital
                                     --------------  ------------    ----------
      Equity Aggressive Strategy      $ 4,584,550     $(4,584,550)    $    --
      Aggressive Strategy               3,100,143      (3,100,143)         --
      Balanced Strategy                 4,213,451      (4,219,281)      5,830
      Moderate Strategy                   413,916        (413,916)         --
      Conservative Strategy               284,364        (281,844)     (2,520)

      Expenses: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3.    Investment Transactions

      Securities: During the year ended December 31, 1999, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                                       Purchases            Sales
                                      ------------      ------------
      Equity Aggressive Strategy      $229,597,401      $123,058,841
      Aggressive Strategy              216,509,670        89,465,822
      Balanced Strategy                338,927,326       166,926,974
      Moderate Strategy                 75,665,677        45,245,259
      Conservative Strategy             32,802,993        17,819,252

4.    Related Parties

      Advisor and Administrator: FRIMCo advises and administers all of the Funds which compromise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

      The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of December 31, 1999, $7,686,000 of the Money Market Fund's net assets represents investments by these Funds and $942,284,000 represents the investments of other affiliated Funds not presented herein.

      The Funds are charged an advisory fee equal to 0.20% of average daily net assets and an Administrative fee equal to 0.05% of average daily net assets. For the year ended December 31, 1999, the Advisor contractually agreed to waive both the advisory fee and the administrative fee.


                                                Notes to Financial Statements 42

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

      No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory and administrative fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.

      A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

      Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

      Distributor and Shareholder Servicing: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

      In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

      Accrued Shareholder Servicing and Distribution fees payable to affiliates as of December 31, 1999 were as follows:

      Equity Aggressive Strategy      $ 54,080
      Aggressive Strategy               58,275
      Balanced Strategy                 96,483
      Moderate Strategy                 13,113
      Conservative Strategy              5,386
                                      --------
                                      $227,337
                                      ========

      Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $30,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended December 31, 1999 were $23,864. The LifePoints Funds' share of these fees and expenses have been paid for by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.


43 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

5.    Fund Share Transactions

      Share transactions for the year ended December 31, 1999 and the year ended December 31, 1998 were as follows:

                                                                         Shares                          Dollars
                                                             ----------------------------    ---------------------------------
      Equity Aggressive Strategy                                1999              1998           1999                1998
                                                             ----------         ---------    -------------       -------------
         Class E
         Proceeds from shares sold                           10,976,153         9,545,046    $ 111,250,338       $  86,677,483
         Proceeds from reinvestment of distributions            735,158           150,876        7,739,848           1,443,025
         Payments for shares redeemed                        (3,307,666)         (702,666)     (34,267,608)         (6,451,225)
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                              8,403,645         8,993,256       84,722,578          81,669,283
                                                             ----------         ---------    -------------       -------------

         Class D (a)
         Proceeds from shares sold                              340,578           502,893        3,495,409           4,784,572
         Proceeds from reinvestment of distributions             15,864             3,888          162,828              36,704
         Payments for shares redeemed                          (531,958)           (4,767)      (5,425,508)            (46,096)
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                               (175,516)          502,014       (1,767,271)          4,775,180
                                                             ----------         ---------    -------------       -------------

         Class C (b)
         Proceeds from shares sold                            1,544,511                --       16,146,443                  --
         Proceeds from reinvestment of distributions             29,855                --          325,930                  --
         Payments for shares redeemed                          (180,588)               --       (1,867,918)                 --
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                              1,393,778                --       14,604,455                  --
                                                             ----------         ---------    -------------       -------------
         Total increase (decrease)                            9,621,907         9,495,270    $  97,559,762       $  86,444,463
                                                             ==========         =========    =============       =============

      Aggressive Strategy
         Class E
         Proceeds from shares sold                           10,507,851         6,093,738    $ 107,829,314       $  58,657,811
         Proceeds from reinvestment of distributions            546,129            99,583        5,705,859             955,622
         Payments for shares redeemed                        (2,297,816)         (517,340)     (23,658,744)         (4,851,956)
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                              8,756,164         5,675,981       89,876,429          54,761,477
                                                             ----------         ---------    -------------       -------------

         Class D (a)
         Proceeds from shares sold                              506,069           450,907        5,173,737           4,313,477
         Proceeds from reinvestment of distributions             18,899             5,923          196,766              57,363
         Payments for shares redeemed                          (347,272)          (90,064)      (3,547,495)           (785,915)
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                                177,696           366,766        1,823,008           3,584,925
                                                             ----------         ---------    -------------       -------------

         Class C (c)
         Proceeds from shares sold                            2,762,515                --       28,710,464                  --
         Proceeds from reinvestment of distributions             47,843                --          513,771                  --
         Payments for shares redeemed                          (175,820)               --       (1,831,085)                 --
                                                             ----------         ---------    -------------       -------------
         Net increase (decrease)                              2,634,538                --       27,393,150                  --
                                                             ----------         ---------    -------------       -------------
         Total increase (decrease)                           11,568,398         6,042,747    $ 119,092,587       $  58,346,402
                                                             ==========         =========    =============       =============

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(b) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Fund share transactions are for the period January 29, 1999 (commencement of sale of shares) to December 31, 1999.


                                                Notes to Financial Statements 44

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                        Shares                             Dollars
                                                             ----------------------------     ---------------------------------
      Balanced Strategy                                         1999              1998             1999                1998
                                                             ----------        ----------     -------------       -------------
         Class E
         Proceeds from shares sold                           15,883,305        17,549,534     $ 162,202,404       $ 172,155,709
         Proceeds from reinvestment of distributions          1,237,575           523,953        12,726,961           5,173,243
         Payments for shares redeemed                        (5,535,963)       (2,524,583)      (57,343,595)        (24,860,635)
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                             11,584,917        15,548,904       117,585,770         152,468,317
                                                             ----------        ----------     -------------       -------------

         Class D (a)
         Proceeds from shares sold                              744,198           504,049         7,761,359           4,926,188
         Proceeds from reinvestment of distributions             27,083             8,519           279,748              84,433
         Payments for shares redeemed                          (417,501)          (23,373)       (4,289,415)           (221,190)
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                                353,780           489,195         3,751,692           4,789,431
                                                             ----------        ----------     -------------       -------------

         Class C (b)
         Proceeds from shares sold                            3,746,798                --        38,468,393                  --
         Proceeds from reinvestment of distributions             74,392                --           774,941                  --
         Payments for shares redeemed                          (153,460)               --        (1,579,216)                 --
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                              3,667,730                --        37,664,118                  --
                                                             ----------        ----------     -------------       -------------
         Total increase (decrease)                           15,606,427        16,038,099     $ 159,001,580       $ 157,257,748
                                                             ==========        ==========     =============       =============

      Moderate Strategy
         Class E
         Proceeds from shares sold                            3,290,795         2,231,041     $  33,625,382       $  22,075,376
         Proceeds from reinvestment of distributions            189,865            44,242         1,938,598             438,860
         Payments for shares redeemed                          (973,411)         (485,375)       (9,947,211)         (4,821,156)
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                              2,507,249         1,789,908        25,616,769          17,693,080
                                                             ----------        ----------     -------------       -------------

         Class D (a)
         Proceeds from shares sold                              208,042           195,126         2,110,425           1,928,847
         Proceeds from reinvestment of distributions              7,349             4,649            75,005              46,186
         Payments for shares redeemed                          (260,416)          (24,489)       (2,646,866)           (242,881)
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                                (45,025)          175,286          (461,436)          1,732,152
                                                             ----------        ----------     -------------       -------------

         Class C (c)
         Proceeds from shares sold                              442,297                --         4,515,653                  --
         Proceeds from reinvestment of distributions              9,292                --            95,232                  --
         Payments for shares redeemed                           (55,873)               --          (575,764)                 --
                                                             ----------        ----------     -------------       -------------
         Net increase (decrease)                                395,716                --         4,035,121                  --
                                                             ----------        ----------     -------------       -------------
         Total increase (decrease)                            2,857,940         1,965,194     $  29,190,454       $  19,425,232
                                                             ==========        ==========     =============       =============

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(b) Fund share transactions are for the period January 29, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.


45 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued

December 31, 1999

                                                                        Shares                            Dollars
                                                             --------------------------       -------------------------------
      Conservative Strategy                                    1999              1998             1999                1998
                                                             ---------          -------       ------------       ------------
         Class E
         Proceeds from shares sold                           1,647,322          511,083       $ 16,886,081       $  5,168,551
         Proceeds from reinvestment of distributions            90,532            9,863            915,578             99,711
         Payments for shares redeemed                         (504,166)         (92,535)        (5,163,670)          (935,823)
                                                             ---------          -------       ------------       ------------
         Net increase (decrease)                             1,233,688          428,411         12,637,989          4,332,439
                                                             ---------          -------       ------------       ------------

         Class D (a)
         Proceeds from shares sold                             114,508           71,083          1,171,630            722,509
         Proceeds from reinvestment of distributions             5,689            1,849             57,686             18,714
         Payments for shares redeemed                          (81,941)         (12,685)          (833,393)          (128,360)
                                                             ---------          -------       ------------       ------------
         Net increase (decrease)                                38,256           60,247            395,923            612,863
                                                             ---------          -------       ------------       ------------

         Class C (b)
         Proceeds from shares sold                             169,843               --          1,729,013                 --
         Proceeds from reinvestment of distributions             4,421               --             44,406                 --
         Payments for shares redeemed                           (6,567)              --            (67,105)                --
                                                             ---------          -------       ------------       ------------
         Net increase (decrease)                               167,697               --          1,706,314                 --
                                                             ---------          -------       ------------       ------------
         Total increase (decrease)                           1,439,641          488,658       $ 14,740,226       $  4,945,302
                                                             =========          =======       ============       ============

      (a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

      (b) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the year.

7.    Beneficial Interest

      As of December 31, 1999, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

                                                  %         %         %       %
                                                ----      ----      ----    ----
      Equity Aggressive Strategy - Class E      23.7      10.9      10.1      --
      Equity Aggressive Strategy - Class D      52.8      17.5      13.5      --
      Aggressive Strategy - Class E             10.8        --        --      --
      Aggressive Strategy - Class D             38.0      33.4        --      --
      Balanced Strategy - Class E               20.5        --        --      --
      Balanced Strategy - Class D               45.4      36.7        --      --
      Moderate Strategy - Class E               20.0      11.5        --      --
      Moderate Strategy - Class D               45.3      21.2      11.7    11.6
      Conservative Strategy - Class E           15.1        --        --      --
      Conservative Strategy - Class D           62.4      21.2        --      --
      Conservative Strategy - Class C           15.2      14.8      12.0      --


                                                Notes to Financial Statements 46

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of LifePoints Funds: Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy (the "Funds")) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


                                                  /s/ PricewaterhouseCoopers LLP
Seattle, Washington
February 16, 2000


47 Report of Independent Accountants

Frank Russell Investment Company
LifePoints(R) Funds

Tax Information

December 31, 1999 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 1999:

                              Total Long-Term
                               Capital Gains
                              ---------------
Equity Aggressive Strategy      $2,240,386
Aggressive Strategy              1,255,057
Balanced Strategy                2,408,086
Moderate Strategy                  230,205
Conservative Strategy              225,492


                                                              Tax Information 48

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
      Lynn L. Anderson, Chairman
      Paul E. Anderson
      Paul Anton, PhD
      William E. Baxter
      Lee C. Gingrich
      Eleanor W. Palmer

Trustees Emeritus
      George F. Russell, Jr.

Officers
      Lynn L. Anderson, Chairman of the Board and President
      Peter Apanovitch, Manager of Short Term Investment Funds
      Mark E. Swanson, Treasurer and Chief Accounting Officer
      Randall P. Lert, Director of Investments
      Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
      Frank Russell Investment Management Company
      909 A Street
      Tacoma, WA 98402

Consultant
      Frank Russell Company
      909 A Street
      Tacoma, WA 98402

Custodian
      State Street Bank and Trust Company
      Allan Forbes Building
      150 Newport Avenue AFB35
      North Quincy, MA 02171

Office of Shareholder Inquiries
      909 A Street
      Tacoma, WA 98402
      (800) RUSSEL4
      (800) 787-7354

Legal Counsel
      Stradley, Ronon, Stevens & Young, LLP
      2600 One Commerce Square
      Philadelphia, PA 19103-7098

Independent Accountants
      PricewaterhouseCoopers LLP
      1001 Fourth Avenue Plaza
      Suite 4200
      Seattle, WA 98154

Distributor
      Russell Fund Distributors, Inc.
      909 A Street
      Tacoma, WA 98402

Money Managers of Underlying Funds
Diversified Equity Fund
      Alliance Capital Management L.P., Minneapolis, MN
      Barclays Global Investors, San Francisco, CA
      Equinox Capital Management, LLC, New York, NY
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      Lincoln Capital Management Company, Chicago, IL
      Marsico Capital Management, LLC, Denver, CO
      Peachtree Asset Management, Atlanta, GA
      Sanford C. Bernstein & Co., Inc., New York, NY
      Suffolk Capital Management, Inc., New York, NY
      Trinity Investment Management Corporation, Boston, MA
      Westpeak Investment Advisors, L.P., Boulder, CO

Special Growth Fund
      Delphi Management, Inc., Boston, MA
      Fiduciary Trust Company International, Inc., New York, NY
      GlobeFlex Capital, L.P., San Diego, CA
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      Sirach Capital Management, Inc., Seattle, WA
      Wellington Management Company, LLP, Boston, MA
      Westpeak Investment Advisors, L.P., Boulder, CO

Quantitative Equity Fund
      Barclays Global Investors, San Francisco, CA
      Franklin Portfolio Associates, LLC, Boston, MA
      Jacobs Levy Equity Management, Inc., Roseland, NJ
      J.P. Morgan Investment Management, Inc., New York, NY

International Securities Fund
      Delaware International Advisers Ltd., London, England
      Fidelity Management Trust Company, Boston, MA
      J.P. Morgan Investment Management, Inc., New York, NY
      Mastholm Asset Management, LLC, Bellevue, WA
      Montgomery Asset Management, LLC, San Francisco, CA
      Oechsle International Advisors, LLC, Boston, MA
      Sanford C. Bernstein & Co., Inc., New York, NY
      The Boston Company Asset Management, Inc., Boston, MA

Emerging Markets Fund
      Foreign & Colonial Emerging Markets Limited, London, England Genesis Asset Managers Limited, London, England
      Nicholas Applegate Capital Management, San Diego, CA
      Sanford C. Bernstein & Co., Inc., New York, NY
      Schroder Investment Management North America Limited,
            New York, NY

Real Estate Securities Fund
      AEW Capital Management, L.P., Boston, MA
      Cohen & Steers Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


49 Manager, Money Managers and Service Providers

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Short Term Bond Fund
      BlackRock Financial Management, Inc., New York, NY
      Standish, Ayer & Wood, Inc., Boston, MA
      STW Fixed Income Management, California, Santa Barbara, CA

Diversified Bond Fund
      Lincoln Capital Management Company, Chicago, IL
      Pacific Investment Management Company, Newport Beach, CA
      Standish, Ayer & Wood, Inc., Boston, MA

Multistrategy Bond Fund
      Lazard Asset Management, New York, NY
      Miller Anderson & Sherrerd, West Conshohocken, PA
      Pacific Investment Management Company, Newport Beach, CA
      Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.


                                Manager, Money Managers and Service Providers 50

--------------
[LOGO] Russell
--------------

Frank Russell Investment Company

909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700
Fax: 253-591-3495                                       36-08-022(200[ILLEGIBLE]